                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8090

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

                              Colleen E. Tonn Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 through June 30, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP BARON GROWTH OPPORTUNITIES FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP CAPITAL GROWTH FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP COHEN & STEERS GLOBAL REAL
                                            ESTATE FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP DELAWARE BOND FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP DELAWARE GROWTH AND INCOME FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP DELAWARE MANAGED FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP DELAWARE SOCIAL AWARENESS FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP DELAWARE SPECIAL OPPORTUNITIES
                                            FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP FI EQUITY-INCOME FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP JANUS CAPITAL APPRECIATION FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP MARSICO INTERNATIONAL GROWTH
                                            FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP MFS VALUE FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP MID-CAP GROWTH FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP MID-CAP VALUE FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP MONDRIAN INTERNATIONAL VALUE
                                            FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP MONEY MARKET FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP S&P 500 INDEX FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP SMALL-CAP INDEX FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP T. ROWE PRICE GROWTH STOCK FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP T. ROWE PRICE STRUCTURED MID-
                                            CAP GROWTH FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP TEMPLETON GROWTH FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP UBS GLOBAL ASSET ALLOCATION
                                            FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP VALUE OPPORTUNITIES FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP WILSHIRE 2010 PROFILE FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP WILSHIRE 2020 PROFILE FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP WILSHIRE 2030 PROFILE FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP WILSHIRE 2040 PROFILE FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP WILSHIRE CONSERVATIVE PROFILE
                                            FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP WILSHIRE MODERATE PROFILE FUND LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP WILSHIRE MODERATELY AGGRESSIVE
                                            PROFILE FUND
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST - LVIP WILSHIRE AGGRESSIVE PROFILE
                                            FUND

                                                 BARON GROWTH OPPORTUNITIES FUND

                       (BARON LOGO)

                            LVIP Baron Growth
                              Opportunities Fund,
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                            LVIP BARON GROWTH OPPORTUNITIES FUND


(FORMERLY BARON CAPITAL ASSET FUND,

                                          A SERIES OF BARON CAPITAL FUNDS TRUST)

LVIP BARON GROWTH OPPORTUNITIES FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                               1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                              2

STATEMENT OF NET ASSETS                                                   3

STATEMENT OF OPERATIONS                                                   6

STATEMENTS OF CHANGES IN NET ASSETS                                       6

FINANCIAL HIGHLIGHTS                                                      7

NOTES TO FINANCIAL STATEMENTS                                             9

OTHER FUND INFORMATION                                                   13


LVIP BARON GROWTH OPPORTUNITIES FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.


                                                                  Expenses
                        Beginning      Ending                   Paid During
                         Account      Account     Annualized       Period
                          Value        Value        Expense      1/1/07 to
                          1/1/07      6/30/07        Ratio        6/30/07*
---------------------------------------------------------------------------


ACTUAL
Standard Class
  Shares**              $1,000.00    $  981.70       1.04%         $0.71
Service Class Shares     1,000.00     1,066.00       1.30%          6.66
---------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class
  Shares**              $1,000.00    $1,019.64       1.04%         $5.21
Service Class Shares     1,000.00     1,018.35       1.30%          6.51
---------------------------------------------------------------------------




* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The Standard Class shares commenced operations on June 5, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 25 days. The hypothetical example assumes the entire half year period.


                     LVIP Baron Growth Opportunities Fund-1

LVIP BARON GROWTH OPPORTUNITIES FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   94.52%
-------------------------------------------------------
Air Freight & Logistics                         0.68%
Biotechnology                                   0.26%
Capital Markets                                 5.33%
Chemicals                                       0.58%
Commercial Banks                                5.82%
Commercial Services & Supplies                  3.50%
Construction & Engineering                      0.68%
Construction Materials                          0.01%
Diversified Consumer Services                   4.23%
Diversified Financial Services                  0.43%
Electric Utilities                              0.83%
Electronic Equipment & Instruments              0.04%
Energy Equipment & Services                     6.21%
Food Products                                   2.16%
Gas Utilities                                   1.22%
Health Care Equipment & Supplies                2.93%
Health Care Providers & Services                9.60%
Health Care Technology                          0.18%
Hotels, Restaurants & Leisure                  15.22%
Household Durables                              0.24%
Household Products                              0.03%
Insurance                                       2.39%
Internet & Catalog Retail                       2.09%
Internet Software & Services                    2.50%
IT Services                                     0.75%
Leisure Equipment & Products                    0.34%
Life Sciences Tools & Services                  1.65%
Machinery                                       0.02%
Media                                           0.02%
Oil, Gas & Consumable Fuels                     2.12%
Pharmaceuticals                                 0.16%
Real Estate Investment Trusts                   2.06%
Real Estate Management & Development            2.94%
Road & Rail                                     2.39%
Software                                        0.01%
Specialty Retail                                9.34%
Textiles, Apparel & Luxury Goods                4.46%
Trading Companies & Distributors                0.35%
Transportation Infrastructure                   0.70%
Wireless Telecommunication Services             0.05%
-------------------------------------------------------
DISCOUNT NOTE                                   2.75%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                     2.62%
-------------------------------------------------------
SHORT-TERM INVESTMENT                           0.13%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     100.02%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (0.02%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------



Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------


Wynn Resorts                                   3.71%
DeVry                                          2.85%
FMC Technologies                               2.77%
CB Richard Ellis Group Class A                 2.74%
Vail Resorts                                   2.51%
First Republic Bank                            2.39%
Manor Care                                     2.37%
CarMax                                         2.29%
Carter's                                       2.19%
J. Crew Group                                  2.13%
-------------------------------------------------------
TOTAL                                         25.95%
-------------------------------------------------------





                     LVIP Baron Growth Opportunities Fund-2

LVIP BARON GROWTH OPPORTUNITIES FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)





                                           NUMBER OF         VALUE
                                            SHARES         (U.S. $)


          COMMON STOCK-94.52%
          AIR FREIGHT & LOGISTICS-0.68%
          UTi Worldwide...............         91,810    $ $2,459,590
                                                         ------------
                                                            2,459,590
                                                         ------------
          BIOTECHNOLOGY-0.26%
       +  Senomyx.....................         70,000         945,000
                                                         ------------
                                                              945,000
                                                         ------------
          CAPITAL MARKETS-5.33%
          Cohen & Steers..............        152,860       6,641,767
          Eaton Vance.................         73,000       3,225,140
          Evercore Partners Class A...          1,100          32,747
          GAMCO Investors.............         36,700       2,057,035
          Jefferies Group.............        254,800       6,874,504
       +  Thomas Weisel Partners
           Group.....................          31,600         526,140
                                                         ------------
                                                           19,357,333
                                                         ------------
          CHEMICALS-0.58%
       +  Symyx Technologies..........        184,100       2,118,991
                                                         ------------
                                                            2,118,991
                                                         ------------
          COMMERCIAL BANKS-5.82%
          Cathay General Bancorp......         36,800       1,234,272
          Center Financial............         81,400       1,377,288
          Central Pacific Financial...            900          29,709
          First Republic Bank.........        161,600       8,671,456
          Frontier Financial..........         31,400         707,442
          Glacier Bancorp.............         60,200       1,225,070
       +  SVB Financial Group.........         11,900         632,009
          UCBH Holdings...............        183,700       3,356,199
       +  Virginia Commerce Bancorp...         90,000       1,521,900
       +  Western Alliance Bancorp....         79,100       2,361,135
                                                         ------------
                                                           21,116,480
                                                         ------------
          COMMERCIAL SERVICES & SUPPLIES-3.50%
       +  ChoicePoint.................        145,000       6,155,250
       +  Copart......................         73,500       2,248,365
       +  CoStar Group................         81,500       4,309,720
                                                         ------------
                                                           12,713,335
                                                         ------------
          CONSTRUCTION & ENGINEERING-0.68%
       +  AECOM Technology............        100,000       2,481,000
                                                         ------------
                                                            2,481,000
                                                         ------------
          CONSTRUCTION MATERIALS-0.01%
          Eagle Materials.............          1,000          49,050
                                                         ------------
                                                               49,050
                                                         ------------
          DIVERSIFIED CONSUMER SERVICES-4.23%
          DeVry.......................        304,500      10,359,090
          Strayer Education...........         38,000       5,004,980
                                                         ------------
                                                           15,364,070
                                                         ------------
          DIVERSIFIED FINANCIAL SERVICES-0.43%
       +  FCStone Group...............         25,800       1,478,598
          International Securities
           Exchange Holdings.........           1,000          65,350
                                                         ------------
                                                            1,543,948
                                                         ------------
          ELECTRIC UTILITIES-0.83%
          ITC Holdings................         74,000       3,006,620
                                                         ------------
                                                            3,006,620
                                                         ------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS-0.04%
       +  SunPower Class A............          2,200         138,710
                                                         ------------
                                                              138,710
                                                         ------------
          ENERGY EQUIPMENT & SERVICES-6.21%
       +  Core Laboratories...........         35,000       3,559,150
       +  FMC Technologies............        126,900      10,053,018
          Helmerich & Payne...........        118,000       4,179,560
       +  SEACOR Holdings.............         50,800       4,742,688
                                                         ------------
                                                           22,534,416
                                                         ------------
          FOOD PRODUCTS-2.16%
       +  Peet's Coffee & Tea.........        122,600       3,019,638
       +  Ralcorp Holdings............         90,000       4,810,500
                                                         ------------
                                                            7,830,138
                                                         ------------
          GAS UTILITIES-1.22%
          Southern Union..............        136,100       4,435,499
                                                         ------------
                                                            4,435,499
                                                         ------------
          HEALTH CARE EQUIPMENT & SUPPLIES-2.93%
       +  Edwards Lifesciences........        153,000       7,549,020
       +  Gen-Probe...................         51,100       3,087,462
                                                         ------------
                                                           10,636,482
                                                         ------------
          HEALTH CARE PROVIDERS & SERVICES-9.60%
       +  AMERIGROUP..................        218,400       5,197,920
       +  Centene.....................        112,500       2,409,750
       +  Community Health Systems....        142,100       5,747,945
       +  Healthways..................         40,700       1,927,959
          Manor Care..................        131,800       8,605,222
       +  NightHawk Radiology
           Holdings..................          66,000       1,191,300
       +  Odyssey HealthCare..........        120,000       1,423,200
       +  PSS World Medical...........         77,500       1,412,050
       +  VCA Antech..................          2,000          75,380
       +  WellCare Health Plans.......         75,800       6,860,658
                                                         ------------
                                                           34,851,384
                                                         ------------
          HEALTH CARE TECHNOLOGY-0.18%
       +  Allscripts Healthcare
           Solution..................          26,300         670,124
                                                         ------------
                                                              670,124
                                                         ------------
          HOTELS, RESTAURANTS & LEISURE-15.22%
          Ameristar Casinos...........        184,600       6,413,004
          Boyd Gaming.................          1,800          88,542
       +  California Pizza Kitchen....        172,050       3,695,634
       +  Cheesecake Factory..........        163,500       4,009,020

                     LVIP Baron Growth Opportunities Fund-3

LVIP BARON GROWTH OPPORTUNITIES FUND
STATEMENT OF NET ASSETS (CONTINUED)


                                           NUMBER OF         VALUE
                                            SHARES         (U.S. $)

          COMMON STOCK (CONTINUED)
          HOTELS, RESTAURANTS & LEISURE (CONTINUED)
          Choice Hotels
           International.............         102,600    $  4,054,752
       +  Gaylord Entertainment.......         51,200       2,746,368
       +  Isle of Capri Casinos.......        143,200       3,431,072
       +  P.F. Chang's China Bistro...         61,300       2,157,760
       +  Panera Bread Class A........         61,500       2,832,690
       +  Penn National Gaming........          3,000         180,270
       +  Pinnacle Entertainment......        102,900       2,896,635
       +  Scientific Games............          2,860          99,957
          Station Casinos.............            710          61,628
       +  Vail Resorts................        150,000       9,130,500
       +  Wynn Resorts................        150,000      13,453,499
                                                         ------------
                                                           55,251,331
                                                         ------------
          HOUSEHOLD DURABLES-0.24%
          Brookfield Homes............         18,200         529,438
       +  Hovnanian Enterprises Class
           A.........................          16,600         274,398
          MDC Holdings................          1,400          67,704
                                                         ------------
                                                              871,540
                                                         ------------
          HOUSEHOLD PRODUCTS-0.03%
          Church & Dwight.............          2,600         125,996
                                                         ------------
                                                              125,996
                                                         ------------
          INSURANCE-2.39%
       +  Arch Capital Group..........         80,000       5,803,200
          National Financial
           Partners..................          62,390       2,889,281
                                                         ------------
                                                            8,692,481
                                                         ------------
          INTERNET & CATALOG RETAIL-2.09%
       +  Blue Nile...................        125,000       7,550,000
       +  NetFlix.....................          1,970          38,198
                                                         ------------
                                                            7,588,198
                                                         ------------
          INTERNET SOFTWARE & SERVICES-2.50%
       +  Equinix.....................         61,550       5,629,979
       +  HLTH........................        246,500       3,453,465
                                                         ------------
                                                            9,083,444
                                                         ------------
          IT SERVICES-0.75%
       +  CheckFree...................         67,600       2,717,520
                                                         ------------
                                                            2,717,520
                                                         ------------
          LEISURE EQUIPMENT & PRODUCTS-0.34%
          Pool........................         31,500       1,229,445
                                                         ------------
                                                            1,229,445
                                                         ------------
          LIFE SCIENCES TOOLS & SERVICES-1.65%
       +  Charles River Laboratories
           International.............          86,500       4,465,130
       +  PRA International...........         60,000       1,518,000
                                                         ------------
                                                            5,983,130
                                                         ------------
          MACHINERY-0.02%
          American Railcar
           Industries................           1,800          70,200
                                                         ------------
                                                               70,200
                                                         ------------
          MEDIA-0.02%
       +  National CineMedia..........          3,000          84,030
                                                         ------------
                                                               84,030
                                                         ------------
          OIL, GAS & CONSUMABLE FUELS-2.12%
       +  Encore Acquisition..........        204,100       5,673,980
       +  Whiting Petroleum...........         50,400       2,042,208
                                                         ------------
                                                            7,716,188
                                                         ------------
          PHARMACEUTICALS-0.16%
       +  Depomed.....................        120,000         572,400
                                                         ------------
                                                              572,400
                                                         ------------
          REAL ESTATE INVESTMENT TRUSTS-2.06%
          Acadia Realty Trust.........         31,300         812,235
       +  Alexander's.................          5,200       2,102,100
          CBRE Realty Finance.........        140,900       1,675,301
          Douglas Emmett..............          2,500          61,850
          Spirit Finance..............        195,000       2,839,200
                                                         ------------
                                                            7,490,686
                                                         ------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT-2.94%
       +  CB Richard Ellis Group Class
           A.........................         272,600       9,949,900
       +  HFF Class A.................         47,100         730,521
                                                         ------------
                                                           10,680,421
                                                         ------------
          ROAD & RAIL-2.39%
          Florida East Coast
           Industries................           1,200          99,576
       +  Genesee & Wyoming Class A...        190,000       5,669,600
          Landstar System.............         60,000       2,895,000
                                                         ------------
                                                            8,664,176
                                                         ------------
          SOFTWARE-0.01%
          FactSet Research Systems....            500          34,175
                                                         ------------
                                                               34,175
                                                         ------------
          SPECIALTY RETAIL-9.34%
       +  CarMax......................        325,900       8,310,450
       +  Dick's Sporting Goods.......        122,300       7,114,191
       +  J. Crew Group...............        142,800       7,724,052
       +  Select Comfort..............        200,000       3,244,000
       +  Tractor Supply..............         60,000       3,123,000
          United Auto Group...........        206,600       4,398,514
                                                         ------------
                                                           33,914,207
                                                         ------------
          TEXTILES, APPAREL & LUXURY GOODS-4.46%
       +  Carter's....................        306,000       7,937,640
          Polo Ralph Lauren...........         70,000       6,867,700
       +  Under Armour Class A........         30,600       1,396,890
                                                         ------------
                                                           16,202,230
                                                         ------------
          TRADING COMPANIES & DISTRIBUTORS-0.35%
          Aircastle...................          1,800          71,658
       +  Beacon Roofing Supply.......         70,000       1,189,300
                                                         ------------
                                                            1,260,958
                                                         ------------


                     LVIP Baron Growth Opportunities Fund-4

LVIP BARON GROWTH OPPORTUNITIES FUND
STATEMENT OF NET ASSETS (CONTINUED)


                                           NUMBER OF         VALUE
                                            SHARES         (U.S. $)

          COMMON STOCK (CONTINUED)
          TRANSPORTATION INFRASTRUCTURE-0.70%
          Macquarie Infrastructure....         60,900    $  2,526,132
                                                         ------------
                                                            2,526,132
                                                         ------------
          WIRELESS TELECOMMUNICATION SERVICES-0.05%
       +  SBA Communications Class A..          5,120         171,981
                                                         ------------
                                                              171,981
                                                         ------------
          TOTAL COMMON STOCK (COST
           $209,103,598).............                     343,183,039
                                                         ------------


                                           PRINCIPAL
                                            AMOUNT
                                           (U.S. $)

       *  DISCOUNT NOTE-2.75%
          Federal Home Loan Bank
           4.754% 7/2/07.............    $$10,000,000       9,998,681
                                                         ------------
          TOTAL DISCOUNT NOTE (COST
           $9,998,681)...............                       9,998,681
                                                         ------------
   <Cap-
   tion>
                                           PRINCIPAL
                                            AMOUNT           VALUE
                                           (U.S. $)        (U.S. $)

      =/  DISCOUNTED COMMERCIAL PAPER-2.62%
          Citigroup Funding
           5.34% 7/2/07...............   $  9,500,000    $  9,498,591
                                                         ------------
          TOTAL DISCOUNTED COMMERCIAL
           PAPER (COST $9,498,591)...                       9,498,591
                                                         ------------


                                           NUMBER OF
                                            SHARES


          SHORT-TERM INVESTMENT-0.13%
          MONEY MARKET INSTRUMENT-0.13%
          Dreyfus Cash Management
           Fund......................         473,917         473,917
                                                         ------------
          TOTAL SHORT-TERM INVESTMENT
           (COST $473,917)...........                         473,917
                                                         ------------








TOTAL VALUE OF SECURITIES-100.02% (COST $229,074,787).........................    363,154,228
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.02%).......................        (84,173)
                                                                                 ------------
NET ASSETS APPLICABLE TO 11,759,403 SHARES OUTSTANDING-100.00%................   $363,070,055
                                                                                 ============
NET ASSETS VALUE-LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS
  ($12,036,990 / 389,806 SHARES)..............................................        $30.879
                                                                                      =======
NET ASSETS VALUE-LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS
  ($351,033,065 / 11,369,597 SHARES)..........................................        $30.875
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $229,782,981
Accumulated net realized loss on investments..................................       (792,367)
Net unrealized appreciation of investments....................................    134,079,441
                                                                                 ------------
Total net assets..............................................................   $363,070,055
                                                                                 ============




----------

+ Non-income producing security for the period ended June 30, 2007.

* Zero coupon security. The rate shown is the yield at the time of purchase.

=/ The rate shown is the effective yield at the time of purchase.

                             See accompanying notes


                     LVIP Baron Growth Opportunities Fund-5

LVIP BARON GROWTH OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)








INVESTMENT INCOME:
Dividends............................   $   747,712
Interest.............................       311,923
                                        -----------
                                          1,059,635
                                        -----------
EXPENSES:
Management fees......................     1,661,958
Distribution expenses-Service Class..       398,089
Reports and statements to
 shareholders.......................         26,051
Professional fees....................        25,787
Accounting and administration
 expenses...........................         13,821
Trustees' fees.......................        13,586
Transfer agent fees and expenses.....        11,772
Custodian fees.......................         7,575
Other................................         7,111
                                        -----------
                                          2,165,750
Less expenses waived.................       (10,120)
                                        -----------
Total operating expenses.............     2,155,630
                                        -----------
NET INVESTMENT LOSS..................    (1,095,995)
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain on investments.....     7,705,203
Net change in unrealized
 appreciation/depreciation of
 investments........................     14,330,659
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS........................     22,035,862
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $20,939,867
                                        ===========




                             See accompanying notes


LVIP BARON GROWTH OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                 SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07         ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment loss..........   $ (1,095,995)  $ (2,328,276)
Net realized gain on
 investments................       7,705,203     31,152,283
Net change in unrealized
 appreciation/depreciation
 of investments.............      14,330,659     13,556,112
                                ------------   ------------
Net increase in net assets
 resulting from operations..      20,939,867     42,380,119
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net realized gain on
 investments:
 Service Class..............     (36,044,292)            --
                                ------------   ------------
                                 (36,044,292)            --
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............         633,689             --
 Service Class..............      32,261,434     33,802,951
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Service Class..............      36,044,292             --
Net assets from merger(1):
 Standard Class.............      11,410,743             --
 Service Class..............       5,172,424             --
                                ------------   ------------
                                  85,522,582     33,802,951
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............         (14,749)            --
 Service Class..............     (18,285,514)   (57,555,695)
 Retirement Shares2.........              --     (5,146,475)
                                ------------   ------------
                                 (18,300,263)   (62,702,170)
                                ------------   ------------
Increase (decrease) in net
 assets derived from capital
 share transactions.........      67,222,319    (28,899,219)
                                ------------   ------------
NET INCREASE IN NET ASSETS        52,117,894     13,480,900
NET ASSETS:
Beginning of period..........    310,952,161    297,471,261
                                ------------   ------------
End of period (there was no
 undistributed net
 investment income at either
 period end)................    $363,070,055   $310,952,161
                                ============   ============




----------
(1) See Note 7 in "Notes to Financial Statements".

(2) The Retirement Shares Class was liquidated on June 14, 2006.

                             See accompanying notes





                     LVIP Baron Growth Opportunities Fund-6

LVIP BARON GROWTH OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                  LVIP BARON GROWTH OPPORTUNITIES
                                                                        FUND STANDARD CLASS
                                                                             6/5/07(1)
                                                                                 TO
                                                                              6/30/07
                                                                            (UNAUDITED)
                                                                  -------------------------------


Net asset value, beginning of period...........................               $31.455

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss2...........................................                (0.009)
Net realized and unrealized loss on investments................                (0.567)
                                                                              -------
Total from investment operations...............................                (0.576)
                                                                              -------

Net asset value, end of period.................................               $30.879
                                                                              =======

Total return3..................................................                (1.83%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)........................               $12,037
Ratio of expenses to average net assets........................                 1.04%
Ratio of expenses to average net assets prior to fees waived...                 1.08%
Ratio of net investment loss to average net assets.............                (0.39%)
Ratio of net investment loss to average net assets prior to
 fees waived..................................................                 (0.43%)
Portfolio turnover.............................................                   13%(4)



----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                             See accompanying notes



                     LVIP Baron Growth Opportunities Fund-7

LVIP BARON GROWTH OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS1 (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                          LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS
                                      SIX MONTHS
                                         ENDED
                                     6/30/07(2,3)                                        YEAR ENDED
                                      (UNAUDITED)         12/31/06(3)         12/31/05(3)         12/31/04(3)         12/31/03(3)
                                     ------------         -----------------------------------------------------------------------


Net asset value, beginning of
  period..........................     $ 32.302             $ 27.961            $ 27.053            $ 21.531            $ 16.557

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss4..............       (0.108)              (0.240)             (0.294)             (0.196)             (0.222)
Net realized and unrealized gain
 (loss) on investments...........         2.229                4.581               1.202               5.718               5.196
                                       --------             --------            --------            --------            --------
Total from investment operations..        2.121                4.341               0.908               5.522               4.974
                                       --------             --------            --------            --------            --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments..       (3.548)                  --                  --                  --                  --
                                       --------             --------            --------            --------            --------
Total dividends and
 distributions...................        (3.548)                  --                  --                  --                  --
                                       --------             --------            --------            --------            --------

Net asset value, end of period....     $ 30.875             $ 32.302            $ 27.961            $ 27.053            $ 21.531
                                       ========             ========            ========            ========            ========

Total return(5)...................        6.60%               15.53%               3.36%              25.65%              30.04%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................      $351,033             $310,952            $292,424            $296,617            $176,208
Ratio of expenses to average net
 assets..........................         1.30%                1.32%               1.34%               1.36%               1.44%
Ratio of net investment loss to
 average net assets..............        (0.66%)              (0.77%)             (1.01%)             (0.96%)             (1.28%)
Portfolio turnover................          13%                  12%                 19%                 30%                 28%

                                      LVIP BARON
                                        GROWTH
                                      OPPORTUNI-
                                      TIES FUND
                                       SERVICE
                                        CLASS
                                      YEAR ENDED
                                     12/31/02(3)
                                     -----------


Net asset value, beginning of
  period..........................     $ 19.297

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss4..............       (0.185)
Net realized and unrealized gain
 (loss) on investments...........        (2.555)
                                       --------
Total from investment operations..       (2.740)
                                       --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments..           --
                                       --------
Total dividends and
 distributions...................            --
                                       --------

Net asset value, end of period....     $ 16.557
                                       ========

Total return(5)...................      (14.20%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................      $125,836
Ratio of expenses to average net
 assets..........................         1.42%
Ratio of net investment loss to
 average net assets..............        (1.05%)
Portfolio turnover................          33%



----------
(1) Financial highlights for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 have been extended to three decimal places. No additional changes were made to the data.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Effective June 5, 2007, the Fund received all of the assets and liabilities of the Baron Capital Asset Fund, a series of the Baron Capital Funds Trust (the "Baron Fund"). The Service Class shares financial highlights for the periods prior to June 5, 2007 reflect the performance of the Insurance Shares Class of the Baron Fund.

(4) The average shares outstanding method has been applied for per share information.

(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes



                     LVIP Baron Growth Opportunities Fund-8

LVIP BARON GROWTH OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares (formerly Insurance Shares). The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies"), and other insurance companies for allocation to their variable annuity products and variable universal life products.

Following the close of business on June 4, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Baron Capital Asset Fund, series of the Baron Capital Funds Trust (the "Baron Fund"). The shareholders of the Baron Fund received Service Class Shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Baron Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Baron Fund as of the date of the Reorganization. The Baron Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks, although the Fund had no operations prior to June 5, 2007. For financial reporting purposes the Baron Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

The Fund's investment objective is to seek capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects. This objective is non-fundamental and may be changed without shareholder approval.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character on such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.


                     LVIP Baron Growth Opportunities Fund-9

LVIP BARON GROWTH OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 1.00% of the average daily net assets of the Fund.

Prior to June 5, 2007, BAMCO, Inc. (BAMCO), a wholly-owned subsidiary of Baron Capital Group, Inc., acted as the Fund's investment advisor and was compensated according to the same advisory fee rate. Effective June 5, 2007, BAMCO entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to the Fund. For these services, LIA, not the Fund, pays BAMCO 0.50% of the Fund's average daily net assets.

Effective June 5, 2007, LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets. The agreement will continue at least through April 30, 2009, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund. Moreover, LIA has agreed to limit the total annual fund operating expenses at the same level as the expenses of the Baron Fund; this agreement, which is for a two-year term from the reorganization date of the two Funds, may result in an additional lower or higher expense cap for the Fund.

Effective June 5, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the period ended June 30, 2007, fees for these services amounted to $11,305.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $1,390 and $1,126, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $306,436
Accounting and Administration Fees
  Payable to DSC.........................     18,166
Administration Fees Payable to Lincoln
  Life...................................      1,395
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. ..........     73,969


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $40,099,518 and sales of $21,237,512 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $229,622,696. At June 30, 2007, net unrealized appreciation was $133,531,532 of which $141,338,018 related to unrealized appreciation of investments and $7,806,486 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid for the year ended December 31, 2006. The tax character of dividends and distributions paid during the six months ended June 30, 2007 was as follows:


                                          SIX MONTHS
                                            ENDED
                                           6/30/07*
                                         -----------


Long-term capital gains...............   $36,044,292



----------

* Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


                     LVIP Baron Growth Opportunities Fund-10

LVIP BARON GROWTH OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest..........   $229,782,981
Distributions in excess of net realized
  gain on investments..................       (231,604)
Acquired capital loss carryforwards
  from merger as of 6/8/07.............        (12,854)*
Unrealized appreciation of
  investments..........................    133,531,532
                                          ------------
Net assets.............................   $363,070,055
                                          ============




----------

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Lincoln Variable Insurance Products Trust-Growth Opportunities Fund on June 8, 2007 (See Note 7). Capital loss carryforwards remaining at June 8, 2007 for Lincoln Variable Insurance Products Trust-Growth Opportunities Fund will expire as follows: $12,854 expires in 2013.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED
NET INVESTMENT               PAID-IN
    INCOME                   CAPITAL
--------------             -----------


  $1,095,995               $(1,095,995)




6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............        20,481                 --
 Service Class..............       978,006          1,117,146
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --                 --
 Service Class..............     1,153,317                 --
Shares issued from merger*:
 Standard Class.............       369,806                 --
 Service Class..............       167,631                 --
                                 ---------         ----------
                                 2,688,782          1,117,146
                                 ---------         ----------
Shares repurchased:
 Standard Class.............          (481)                --
 Service Class..............      (555,645)        (1,949,219)
 Retirement Shares1.........            --           (178,326)
                                 ---------         ----------
                                  (556,126)        (2,127,545)
                                 ---------         ----------
Net increase (decrease)......    2,132,656         (1,010,399)
                                 =========         ==========




----------

* See Note 7.

(1) The Retirement Shares class was liquidated on June 14, 2006.


                     LVIP Baron Growth Opportunities Fund-11

LVIP BARON GROWTH OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FUND MERGER
Effective June 11, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Lincoln Variable Insurance Products Trust-Growth Opportunities Fund (the "Acquired Fund"), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated gain (loss) of the Acquired Fund as of the close of business on June 8, 2007, were as follows:


                                                                          ACCUMULATED
                                                    NET UNREALIZED       NET REALIZED
                                   NET ASSETS        APPRECIATION            LOSS
                                  -----------       --------------       ------------


Lincoln VIP Growth
  Opportunities Fund...........   $16,583,167          $742,473            $(31,280)


The assets of the Fund prior to the Reorganization were $344,108,030. The combined net assets after the Reorganization were $360,691,197.

8. MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                     LVIP Baron Growth Opportunities Fund-12

LVIP BARON GROWTH OPPORTUNITIES FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Baron Growth Opportunities Fund (formerly the Baron Capital Asset Fund, a series of the Baron Capital Funds Trust) shareholders voted on the following proposal at the special meeting of shareholders on May 23, 2007. The resulting votes are presented below:


                                                       OUTSTANDING       TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES         VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ---------     -------     --------     --------


1. The approval of an agreement and plan of reorganization providing for acquisition of assets and the assumption of liabilities of the Baron Capital Asset Fund by the LVIP Baron
  Growth Opportunities Fund, a new series of the Lincoln Variable Insurance Products Trust, in exchange for shares of the LVIP Baron Growth
  Opportunities Fund. The reorganization agreement provided for distribution of the shares of the LVIP Baron Growth Opportunities Fund to shareholders of the Baron Capital Asset Fund in liquidation and subsequent termination of the Baron Capital Asset Fund.

  LVIP Baron Growth Opportunities Fund............      9,913,532      7,495,303      66.51%       3.58%        5.52%



----------

* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
On May 15, 2006, the Board of Trustees met to consider, among other things, the organization and offering of the LVIP Baron Growth Opportunities Fund, a proposed new series of Lincoln Variable Insurance Products Trust (the "Trust"), and the appointment of Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, as the adviser to the Fund and BAMCO, Inc. ("BAMCO") as the sub-adviser for the Fund. The Independent Trustees reported that they had reviewed materials provided by DMC, Fund Management and BAMCO, the proposed sub-adviser, prior to the meeting, and met with their independent legal counsel, who advised them of their fiduciary duties pertaining to the approval of the proposed investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the investment advisory and sub-advisory agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the full Board of Trustees.

ADVISORY AGREEMENT WITH DMC
In considering the approval of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services proposed to be provided to the Fund by DMC and of those services currently provided to other Lincoln funds where DMC oversees a sub-adviser. The Independent Trustees reviewed the services provided by DMC when serving as investment adviser and overseeing a sub-adviser, information about its investment and compliance staff, DMC's Form ADV, compliance matters and the proposed delegation of day-to-day portfolio management responsibility to BAMCO. Based on this information, the Independent Trustees concluded that the services to be provided by DMC were expected to be acceptable. The Independent Trustees reviewed the proposed advisory fee for the Fund compared to advisory fees of the Fund's Lipper Small Cap Growth Funds peer group and to the advisory fee DMC charges to other funds and its institutional account fee schedule and concluded that the Fund's proposed advisory fee was reasonable. They also reviewed the profitability analysis to DMC with respect to the Fund and concluded that the estimated profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's advisory fee rate, expense ratio and the Fund's estimated asset size and concluded that the fee rate reflects an appropriate level of sharing with the Fund of any economies of scale. The Independent Trustees reviewed materials provided by DMC as to any additional benefits it receives and noted DMC's representation that it may enjoy prestige and visibility in the investment community from its relationship with the Fund.

At the May 15th meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement with DMC and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT WITH BAMCO
In considering the approval of the sub-advisory agreement between DMC and BAMCO on behalf of the Fund, the Independent Trustees considered the nature, extent and quality of services proposed to be provided by BAMCO under the sub-advisory agreement. The Independent Trustees noted that currently BAMCO served as investment advisor for the fund proposed to be reorganized into the Fund ("predecessor fund") and that the portfolio manager responsible for the day-to-day portfolio management of the predecessor fund was proposed to be the same as that for the Fund. The Independent Trustees reviewed materials provided by BAMCO that described the organization, its investment philosophy and portfolio construction methodology, the experience of the Fund's proposed portfolio manager and professional staff, BAMCO's Form ADV, BAMCO's financial statements and the predecessor fund's performance. The Independent Trustees met in-person with David Kaplan of BAMCO. The Independent Trustees considered Mr. Kaplan's presentation and his responses to their questions. The Independent Trustees reviewed the short term and long term performance of the predecessor fund, whose portfolio was managed by BAMCO, and compared it to the average of its Lipper Small Cap Growth Funds peer group and the Russell 2000 Index. The Independent Trustees determined that the investment performance of the predecessor fund over time was satisfactory. The Independent Trustees also noted that the Chief Compliance Officer of the Lincoln funds reviewed and certified the compliance procedures of BAMCO. The Independent Trustees concluded that the services to be provided by BAMCO were expected to be acceptable. The Independent Trustees considered the sub-advisory fee rate under the sub-advisory agreement and how it related to the overall fee structure of the Fund and the fee rates charged to other registered funds managed by BAMCO. The Independent Trustees noted that the Fund's sub-advisory fee was in the lower range of the fees BAMCO charges other clients and

                     LVIP Baron Growth Opportunities Fund-13

LVIP BARON GROWTH OPPORTUNITIES FUND
OTHER FUND INFORMATION (CONTINUED)



concluded that the sub-advisory fee was reasonable and represented an appropriate sharing of economies of scale with investors. The Independent Trustees considered that the sub-advisory fee rate was negotiated at arm's length between DMC and BAMCO, an unaffiliated third party, and that DMC will compensate BAMCO from its fee. The Independent Trustees also considered whether BAMCO has or would receive any incidental benefits in connection with serving as sub-adviser to the Fund and noted BAMCO's representation that there are no benefits received by BAMCO or its affiliates which are attributed to management of the Fund nor does it foresee receiving any such benefits.

At the May 15th meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the sub-advisory agreement with BAMCO and the fees and other amounts to be paid under the agreement.

APPROVAL OF ADVISORY AGREEMENT WITH LINCOLN INVESTMENT ADVISORS CORPORATION
At a meeting held on November 13, 2006, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) ("the Independent Trustees"), considered and approved, among other items, an investment advisory agreement between the Trust on behalf of the Fund and Lincoln Investment Advisors Corporation ("LIAC") (formerly Jefferson Pilot Investment Advisory Corporation) and a sub-advisory agreement on behalf of the Fund with BAMCO (the investment advisory agreement together with the sub-advisory agreement are referred to as the "Advisory Agreements").

The Board considered that the Advisory Agreements were part of a larger set of initiatives recently undertaken by The Lincoln National Life Insurance Company ("Lincoln") and its affiliates following the merger of the Lincoln organization with Jefferson-Pilot Corporation ("Jefferson-Pilot") in April 2006. As described to the Board of the Trust by representatives of Lincoln and LIAC ("Fund Management"), the initiatives are designed to streamline and rationalize the operations and product offerings of the Lincoln organization and LIAC. In particular, Fund Management proposed consolidating the Jefferson-Pilot mutual funds with the mutual funds that currently serve as funding vehicles for variable annuity contracts and variable life insurance policies issued by the Lincoln organization and merging the Jefferson-Pilot mutual fund complex into the Trust. As part of the proposal to merge the Jefferson-Pilot mutual fund complex into the Trust, Fund Management proposed that LIAC, the current investment adviser to the Jefferson-Pilot funds succeed DMC as investment adviser to the Trust.

The Advisory Agreements were proposed and presented to the Board of Trustees of the Trust at Board meetings held on August 14, 2006, October 11, 2006 and November 13, 2006, with supporting materials prepared by Fund Management and independent legal counsel to the Independent Trustees. The Independent Trustees consulted with their independent legal counsel regarding the nature of the information to be requested, and independent legal counsel on behalf of the Independent Trustees, sent a formal request for information regarding the proposals and the Advisory Agreements to Lincoln. In response to the request and a supplemental request for information, Fund Management provided extensive materials regarding the reasons for the proposals and information regarding the Advisory Agreements. The Independent Trustees also considered the information provided by Fund Management in connection with the approval of the Fund's investment advisory agreement with DMC and sub-advisory agreement with BAMCO in May 2006. The Independent Trustees met separately with their independent legal counsel, in-person and by phone, on several occasions to review the information provided by Fund Management. Among other matters, independent legal counsel advised the Independent Trustees of their duties pertaining to the approval of the proposed Advisory Agreements and the factors that they should consider in approving such agreements. In considering approval of the Advisory Agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees noted that although the Fund had not yet commenced operations, it was proposed to acquire the assets of LVIP Growth Opportunities Fund and the Baron Capital Asset Fund in or around the 2nd quarter of 2007, contingent upon shareholder approval for each acquired fund and, with respect to the Baron Capital Asset Fund, the completion of the transaction agreement between Lincoln and BAMCO. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees.

ADVISORY AGREEMENT WITH LINCOLN INVESTMENT ADVISORS CORPORATION
In considering the approval of the investment advisory agreement with LIAC for the Fund, the Independent Trustees considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel, resources, compliance and oversight of sub-advisers and LIAC's criteria for review of a sub-adviser's performance, the latter of which the Independent Trustees noted were the same as DMC's. The Independent Trustees reviewed the services to be provided by LIAC in serving as investment adviser and overseeing a sub-adviser, information about its investment and compliance staff, LIAC's Form ADV, compliance matters and considered that LIAC would delegate day-to-day portfolio management responsibility to BAMCO. The Independent Trustees noted Fund Management's representation that some of the same personnel that performed services on behalf of DMC, the Fund's current investment adviser, will also provide the same services on behalf of LIAC, and considered that LIAC has provided similar services to the Jefferson-Pilot funds. The Independent Trustees also considered that Lincoln would continue to provide administrative services for the Lincoln funds and that certain Lincoln personnel would also be providing services to the Lincoln funds on behalf of LIAC. Based on this information, the Independent Trustees concluded that the services to be provided by LIAC were expected to be acceptable.

The Independent Trustees reviewed the terms of the proposed investment advisory agreement with LIAC and noted that other than the investment adviser and the term of the agreement, that it was the same as the current agreement with DMC. The Independent Trustees reviewed the Fund's advisory fee schedule, noted that it was identical to the current advisory fee schedule and reviewed the pro forma (assuming the implementation of the proposals by Fund Management, including the merger of LVIP Growth Opportunities Fund and Baron Capital Asset Fund into the
Fund) expense ratio for the Fund. The Independent Trustees concluded that the proposed advisory fee was reasonable. The Independent Trustees also reviewed the pro forma profitability analysis to LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's

                     LVIP Baron Growth Opportunities Fund-14

LVIP BARON GROWTH OPPORTUNITIES FUND
OTHER FUND INFORMATION (CONTINUED)




proposed advisory fee, estimated expense ratio and the Fund's estimated asset size subsequent to acquiring the above-referenced funds, and concluded that the fee rate reflects an appropriate level of sharing with the Fund of any economies of scale. The Independent Trustees reviewed materials provided by Fund Management as to any additional benefits LIAC receives due to its association with the Fund, and noted that affiliates of LIAC provide various services to the Fund and other Lincoln funds.

At the November 13(th) Meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT WITH BAMCO
On November 13, 2006, in conjunction with the Board's approval of the investment advisory agreement with LIAC, the Board also approved a new sub-advisory agreement, on behalf of the Fund, between LIAC and BAMCO. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees.

The Independent Trustees considered that the sole difference between the Fund's current sub-advisory agreement and the new sub-advisory agreement was a change to the investment adviser party to the agreement--LIAC rather than DMC. The Independent Trustees considered that the Board had approved the current sub-advisory agreement at the May 2006 Board meeting and that the Fund had not yet commenced operations. In addition to the materials provided by Fund Management in connection with the merger of the Lincoln and Jefferson-Pilot organizations, the Independent Trustees considered the information provided in connection with the approval of the sub-advisory agreement in May 2006. In approving the new sub-advisory agreement, the Board, including all of the Independent Trustees, noted its considerations and conclusions at the May 2006 Board meeting.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                     LVIP Baron Growth Opportunities Fund-15

                                                             CAPITAL GROWTH FUND

                                (WELLINGTON LOGO)

                            LVIP Capital Growth Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                        LVIP CAPITAL GROWTH FUND


(FORMERLY CAPITAL GROWTH PORTFOLIO,

                                A SERIES OF JEFFERSON PILOT VARIABLE FUND, INC.)

LVIP CAPITAL GROWTH FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    6

STATEMENTS OF CHANGES IN NET ASSETS                                        6

FINANCIAL HIGHLIGHTS                                                       7

NOTES TO FINANCIAL STATEMENTS                                              9

OTHER FUND INFORMATION                                                    13


LVIP CAPITAL GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,084.50       0.78%         $4.03
Service Class
  Shares**              1,000.00     1,047.70       1.03%          1.79
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,020.93       0.78%         $3.91
Service Class
  Shares**              1,000.00     1,019.69       1.03%          5.16
--------------------------------------------------------------------------



    * "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

   ** The Service Class shares commenced operations on April 30, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 62 days. The hypothetical example assumes the entire half year period.


                              LVIP Capital Growth Fund-1

LVIP CAPITAL GROWTH FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                           PERCENTAGE
SECTOR                                   OF NET ASSETS
------------------------------------------------------

COMMON STOCK                                  99.18%
------------------------------------------------------
Aerospace & Defense                            5.00%
Air Freight & Logistics                        0.94%
Beverages                                      0.86%
Biotechnology                                  0.94%
Capital Markets                                6.96%
Chemicals                                      2.87%
Commercial Banks                               1.28%
Commercial Services & Supplies                 3.19%
Communications Equipment                       3.46%
Computers & Peripherals                        5.99%
Construction & Engineering                     1.88%
Diversified Consumer Services                  1.23%
Diversified Financial Services                 1.77%
Diversified Telecommunications
  Services                                     1.03%
Electrical Equipment                           1.18%
Energy Equipment & Services                    1.99%
Health Care Equipment & Supplies               2.57%
Hotels, Restaurants & Leisure                  0.80%
Household Products                             0.90%
Industrial Conglomerates                       1.90%
Internet Software & Services                   3.47%
IT Services                                    4.26%
Machinery                                      4.59%
Media                                          4.03%
Metals & Mining                                2.69%
Multiline Retail                               1.22%
Oil, Gas & Consumable Fuels                    2.38%
Pharmaceuticals                                8.33%
Semiconductors & Semiconductor
  Equipment                                    3.61%
Software                                      10.30%
Specialty Retail                               1.57%
Textiles, Apparel & Luxury Goods               2.25%
Tobacco                                        0.49%
Wireless Telecommunication Services            3.25%
------------------------------------------------------
SECURITIES LENDING COLLATERAL                 32.00%
------------------------------------------------------
TOTAL VALUE OF SECURITIES                    131.18%
------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL                         (32.00%)
------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                  0.82%
------------------------------------------------------
TOTAL NET ASSETS                             100.00%
------------------------------------------------------






Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                           PERCENTAGE
TOP 10 EQUITY HOLDINGS                   OF NET ASSETS
------------------------------------------------------

Schering-Plough                               3.74%
Cisco Systems                                 3.46%
Oracle                                        3.43%
Google Class A                                2.94%
General Dynamics                              2.67%
UBS                                           2.39%
Boeing                                        2.34%
Danaher                                       2.29%
Franklin Resources                            1.99%
Accenture Class A                             1.96%
------------------------------------------------------
TOTAL                                        27.21%
------------------------------------------------------






                              LVIP Capital Growth Fund-2

LVIP CAPITAL GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                                          NUMBER OF      VALUE
                                                           SHARES      (U.S. $)


     COMMON STOCK-99.18%
     AEROSPACE & DEFENSE-5.00%
     Boeing............................................      41,190  $  3,960,830
     General Dynamics..................................      57,850     4,525,027
                                                                     ------------
                                                                        8,485,857

                                                                     ------------
     AIR FREIGHT & LOGISTICS-0.94%
  *  United Parcel Service Class B.....................      21,910     1,599,430
                                                                     ------------
                                                                        1,599,430

                                                                     ------------
     BEVERAGES-0.86%
     PepsiCo...........................................      22,380     1,451,343
                                                                     ------------
                                                                        1,451,343

                                                                     ------------
     BIOTECHNOLOGY-0.94%
 *+  Gilead Sciences...................................      23,480       910,320
  +  Vertex Pharmaceuticals............................      23,940       683,726
                                                                     ------------
                                                                        1,594,046

                                                                     ------------
     CAPITAL MARKETS-6.96%
     Franklin Resources................................      25,470     3,374,011
     Goldman Sachs Group...............................       6,730     1,458,728
  *  State Street......................................      42,540     2,909,736
     UBS...............................................      67,570     4,054,875
                                                                     ------------
                                                                       11,797,350

                                                                     ------------
     CHEMICALS-2.87%
     Agrium............................................      42,780     1,871,625
     Monsanto..........................................      27,080     1,828,983
     Potash Corp. of Saskatchewan......................      14,950     1,165,652
                                                                     ------------
                                                                        4,866,260

                                                                     ------------
     COMMERCIAL BANKS-1.28%
  *  Commerce Bancorp..................................      58,600     2,167,614
                                                                     ------------
                                                                        2,167,614

                                                                     ------------
     COMMERCIAL SERVICES & SUPPLIES-3.19%
     Equifax...........................................      55,170     2,450,651
  *  Manpower..........................................      19,490     1,797,758
     Waste Management..................................      29,830     1,164,862
                                                                     ------------
                                                                        5,413,271

                                                                     ------------
     COMMUNICATIONS EQUIPMENT-3.46%
 *+  Cisco Systems.....................................     210,430     5,860,476
                                                                     ------------
                                                                        5,860,476

                                                                     ------------
     COMPUTERS & PERIPHERALS-5.99%
  +  Apple.............................................      22,090     2,695,863
  +  EMC...............................................      84,410     1,527,821
     Hewlett-Packard...................................      46,940     2,094,463
  *  International Business Machines...................      21,550     2,268,138
 *+  Network Appliance.................................      54,040     1,577,968
                                                                     ------------
                                                                       10,164,253

                                                                     ------------
     CONSTRUCTION & ENGINEERING-1.88%
     Fluor.............................................      28,610     3,186,296
                                                                     ------------
                                                                        3,186,296

                                                                     ------------
     DIVERSIFIED CONSUMER SERVICES-1.23%
 *+  Apollo Group Class A..............................      35,590     2,079,524
                                                                     ------------
                                                                        2,079,524

                                                                     ------------
     DIVERSIFIED FINANCIAL SERVICES-1.77%
  *  Invesco ADR.......................................      68,500     1,770,725
 *+  Nasdaq Stock Market...............................      41,380     1,229,400
                                                                     ------------
                                                                        3,000,125

                                                                     ------------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-1.03%
     AT&T..............................................      42,050     1,745,075
                                                                     ------------
                                                                        1,745,075

                                                                     ------------
     ELECTRICAL EQUIPMENT-1.18%
     ABB ADR...........................................      88,670     2,003,942
                                                                     ------------
                                                                        2,003,942

                                                                     ------------
     ENERGY EQUIPMENT & SERVICES-1.99%
     Halliburton.......................................      20,610       711,045
 *+  Transocean........................................      25,080     2,657,978
                                                                     ------------
                                                                        3,369,023

                                                                     ------------
     HEALTH CARE EQUIPMENT & SUPPLIES-2.57%
     Medtronic.........................................      50,595     2,623,856
 *+  St. Jude Medical..................................      41,940     1,740,091
                                                                     ------------
                                                                        4,363,947

                                                                     ------------
     HOTELS, RESTAURANTS & LEISURE-0.80%
     International Game Technology.....................      23,620       937,714
     Starwood Hotels & Resorts Worldwide...............       6,290       421,870
                                                                     ------------
                                                                        1,359,584

                                                                     ------------
     HOUSEHOLD PRODUCTS-0.90%
     Procter & Gamble..................................      24,950     1,526,691
                                                                     ------------
                                                                        1,526,691

                                                                     ------------
     INDUSTRIAL CONGLOMERATES-1.90%
     General Electric..................................      24,640       943,219
     Siemens ADR.......................................      15,900     2,274,654
                                                                     ------------
                                                                        3,217,873

                                                                     ------------
     INTERNET SOFTWARE & SERVICES-3.47%
  +  Akamai Technologies...............................      18,520       900,813
  +  Google Class A....................................       9,520     4,982,577
                                                                     ------------
                                                                        5,883,390

                                                                     ------------
     IT SERVICES-4.26%
     Accenture Class A.................................      77,480     3,323,117
  *  Automatic Data Processing.........................      48,040     2,328,499
     Western Union.....................................      75,430     1,571,207
                                                                     ------------
                                                                        7,222,823

                                                                     ------------


                              LVIP Capital Growth Fund-3

LVIP CAPITAL GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                          NUMBER OF      VALUE
                                                           SHARES      (U.S. $)

     COMMON STOCK (CONTINUED)
     MACHINERY-4.59%
  *  Danaher...........................................      51,360  $  3,877,680
     Deere & Co. ......................................       7,330       885,024
  *  Illinois Tool Works...............................      27,920     1,512,985
     Parker Hannifin...................................      15,330     1,500,960
                                                                     ------------
                                                                        7,776,649

                                                                     ------------
     MEDIA-4.03%
 *+  Comcast Class A...................................      85,240     2,396,949
  *  Disney (Walt).....................................      57,465     1,961,855
 *+  Focus Media Holding ADR...........................      49,030     2,476,015
                                                                     ------------
                                                                        6,834,819

                                                                     ------------
     METALS & MINING-2.69%
  *  Companhia Vale do Rio Doce ADR....................      28,590     1,273,685
  *  Freeport-McMoRan Copper & Gold Class B............      23,360     1,934,674
     Vedanta Resources.................................      41,880     1,357,362
                                                                     ------------
                                                                        4,565,721

                                                                     ------------
     MULTILINE RETAIL-1.22%
 *+  Kohl's............................................      29,050     2,063,422
                                                                     ------------
                                                                        2,063,422

                                                                     ------------
     OIL, GAS & CONSUMABLE FUELS-2.38%
     Cameco............................................      62,850     3,189,009
     EOG Resources.....................................      11,520       841,651
                                                                     ------------
                                                                        4,030,660

                                                                     ------------
     PHARMACEUTICALS-8.33%
     Abbott Laboratories...............................      41,230     2,207,867
 *+  Elan ADR..........................................      63,250     1,387,073
     Merck & Co. ......................................      49,470     2,463,606
  *  Schering-Plough...................................     208,250     6,339,129
  *  Teva Pharmaceutical Industries ADR................      41,910     1,728,788
                                                                     ------------
                                                                       14,126,463

                                                                     ------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.61%
  *  Altera............................................      91,600     2,027,108
     Intel.............................................      70,780     1,681,733
  *  Linear Technology.................................      66,820     2,417,547
                                                                     ------------
                                                                        6,126,388

                                                                     ------------
     SOFTWARE-10.30%
 *+  Activision........................................     101,980     1,903,967
 *+  Adobe Systems.....................................      50,140     2,013,121
 *+  Autodesk..........................................      62,760     2,954,741
  +  Electronic Arts...................................      27,860     1,318,335
  +  McAfee............................................      38,600     1,358,720
  +  Oracle............................................     294,800     5,810,507
 *+  Symantec..........................................     104,350     2,107,870
                                                                     ------------
                                                                       17,467,261

                                                                     ------------
     SPECIALTY RETAIL-1.57%
  *  Staples...........................................     112,540     2,670,574
                                                                     ------------
                                                                        2,670,574

                                                                     ------------
     TEXTILES, APPAREL & LUXURY GOODS-2.25%
 *+  Coach.............................................      27,520     1,304,173
     NIKE Class B......................................      43,170     2,516,379
                                                                     ------------
                                                                        3,820,552

                                                                     ------------
     TOBACCO-0.49%
     Japan Tobacco.....................................         170       839,438
                                                                     ------------
                                                                          839,438

                                                                     ------------
     WIRELESS TELECOMMUNICATION SERVICES-3.25%
     America Movil ADR.................................      19,890     1,231,788
 *+  American Tower Class A............................      36,030     1,513,260
  +  MetroPCS Communications...........................      21,487       709,930
 *+  NII Holdings......................................      25,560     2,063,715
                                                                     ------------
                                                                        5,518,693

                                                                     ------------

     TOTAL COMMON STOCK (COST $143,980,078)........................   168,198,833
                                                                     ------------
     TOTAL VALUE OF SECURITIES BEFORE SECURITIES
      LENDING COLLATERAL-99.18% (COST $143,980,078)...                168,198,833
                                                                     ------------
     SECURITIES LENDING COLLATERAL**-32.00%
     SHORT-TERM INVESTMENTS-32.00%
     Citibank Investors Principal Preservation Trust
      I...............................................   54,264,481    54,264,481

                                                                     ------------
     TOTAL SECURITIES LENDING COLLATERAL (COST
      $54,264,481)....................................                 54,264,481
                                                                     ------------







                              LVIP Capital Growth Fund-4

LVIP CAPITAL GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)



TOTAL VALUE OF SECURITIES-131.18% (COST $198,244,559).........................   $222,463,314
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(32.00%).................    (54,264,481)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.82%.........................      1,389,555
                                                                                 ------------
NET ASSETS APPLICABLE TO 6,629,749 SHARES OUTSTANDING-100.00%.................   $169,588,388
                                                                                 ============
NET ASSET VALUE-LVIP CAPITAL GROWTH FUND STANDARD CLASS ($169,461,295 /
  6,624,779 SHARES)...........................................................        $25.580
                                                                                      =======
NET ASSET VALUE-LVIP CAPITAL GROWTH FUND SERVICE CLASS ($127,093 / 4,970.3
  SHARES).....................................................................        $25.570
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $169,952,788
Undistributed net investment income...........................................        193,483
Accumulated net realized loss on investments..................................    (24,776,529)
Net unrealized appreciation of investments and foreign currencies.............     24,218,646
                                                                                 ------------
Total net assets..............................................................   $169,588,388
                                                                                 ============




----------

+  Non-income producing security for the period ended June 30, 2007.

*  Fully or partially on loan.

** See Note 7 in "Notes to Financial Statements."

 Includes $52,995,808 of securities loaned.

ADR-American Depositary Receipts

                             See accompanying notes



                              LVIP Capital Growth Fund-5

LVIP CAPITAL GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)








INVESTMENT INCOME:
Dividends............................   $   829,979
Interest.............................           324
Securities lending income............        23,466
Foreign tax withheld.................       (22,309)
                                        -----------
                                            831,460
                                        -----------
EXPENSES:
Management fees......................       597,880
Accounting and administration
       expenses.....................         13,745
Reports and statements to
       shareholders.................         13,096
Professional fees....................        10,846
Custodian fees.......................         6,786
Trustees' fees.......................         2,927
Distribution expenses-Service Class..            17
Other................................         2,659
                                        -----------
                                            647,956
Less expenses waived.................        (9,884)
                                        -----------
Total operating expenses.............       638,072
                                        -----------
NET INVESTMENT INCOME................       193,388
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments........................      2,774,986
 Foreign currencies.................            504
                                        -----------
Net realized gain....................     2,775,490
Net change in unrealized
 appreciation/depreciation of
 investments and foreign
 currencies.........................     10,479,312
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN
 CURRENCIES.........................     13,254,802
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $13,448,190
                                        ===========




                             See accompanying notes


LVIP CAPITAL GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                 SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07         ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income........   $    193,388   $    212,948
Net realized gain on
 investments and foreign
 currencies.................       2,775,490     14,729,614
Net change in unrealized
 appreciation/depreciation
 of investments and foreign
 currencies.................      10,479,312     (7,297,584)
                                ------------   ------------
Net increase in net assets
 resulting from operations..      13,448,190      7,644,978
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --         (7,043)
                                ------------   ------------
                                          --         (7,043)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............       1,078,168      2,297,831
 Service Class..............         125,173             --
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --          7,043
                                ------------   ------------
                                   1,203,341      2,304,874
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............     (10,473,949)   (19,519,567)
 Service Class..............            (159)            --
                                ------------   ------------
                                 (10,474,108)   (19,519,567)
                                ------------   ------------
Decrease in net assets
 derived from capital share
 transactions...............      (9,270,767)   (17,214,693)
                                ------------   ------------
NET INCREASE (DECREASE) IN
 NET ASSETS.................       4,177,423     (9,576,758)
NET ASSETS:
Beginning of period..........    165,410,965    174,987,723
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 $193,483 and $209,332,
 respectively)..............    $169,588,388   $165,410,965
                                ============   ============




                             See accompanying notes



                              LVIP Capital Growth Fund-6

LVIP CAPITAL GROWTH FUND
FINANCIAL HIGHLIGHTS(1)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                             LVIP CAPITAL GROWTH FUND STANDARD CLASS
                                        SIX MONTHS
                                          ENDED
                                         6/30/072                                    YEAR ENDED
                                       (UNAUDITED)         12/31/06         12/31/05         12/31/04(6)         12/31/03
                                       -----------         --------------------------------------------------------------


Net asset value, beginning of
  period.............................    $ 23.586          $ 22.507         $ 21.513           $ 19.652          $ 15.477

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).............       0.028             0.029               --              0.030                --
Net realized and unrealized gain
  (loss) on investments and foreign
  currencies.........................       1.966             1.051            1.021              1.831             4.175
                                         --------          --------         --------           --------          --------
Total from investment operations.....       1.994             1.080            1.021              1.861             4.175
                                         --------          --------         --------           --------          --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income................          --            (0.001)          (0.027)                --                --
                                         --------          --------         --------           --------          --------
Total dividends and distributions....          --            (0.001)          (0.027)                --                --
                                         --------          --------         --------           --------          --------
Net asset value, end of period.......    $ 25.580          $ 23.586         $ 22.507           $ 21.513          $ 19.652
                                         ========          ========         ========           ========          ========
Total return(4)......................       8.45%             4.80%            4.77%              9.47%            26.97%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
  omitted)...........................    $169,461          $165,411         $174,988           $189,265          $190,185
Ratio of expenses to average net
  assets.............................       0.78%             0.80%            0.80%              0.83%             0.90%
Ratio of expenses to average net
  assets prior to fees waived........       0.79%             0.80%            0.80%              0.83%             0.90%
Ratio of net investment income (loss)
  to average net assets..............       0.24%             0.13%          0.00%(5)             0.13%             0.00%5
Ratio of net investment income (loss)
  to average net assets prior to fees
  waived.............................       0.23%             0.13%          0.00%(5)             0.13%            0.00%5
Portfolio turnover...................         88%               89%              77%               163%               48%

                                         LVIP
                                        CAPITAL
                                        GROWTH
                                         FUND
                                       STANDARD
                                         CLASS
                                         YEAR
                                         ENDED
                                       12/31/02
                                       --------


Net asset value, beginning of
  period.............................  $ 22.468

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).............        --
Net realized and unrealized gain
  (loss) on investments and foreign
  currencies.........................    (6.991)
                                       --------
Total from investment operations.....    (6.991)
                                       --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income................        --
                                       --------
Total dividends and distributions....        --
                                       --------
Net asset value, end of period.......  $ 15.477
                                       ========
Total return(4)......................   (31.12%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
  omitted)...........................  $167,738
Ratio of expenses to average net
  assets.............................     0.92%
Ratio of expenses to average net
  assets prior to fees waived........     0.92%
Ratio of net investment income (loss)
  to average net assets..............    (0.09%)
Ratio of net investment income (loss)
  to average net assets prior to fees
  waived.............................    (0.09%)
Portfolio turnover...................       52%



----------
(1) Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Capital Growth Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2007 and the year ended December 31, 2006.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5) The ratio calculates to less than 0.005%.

(6) Commencing May 1, 2004, Wellington Management Company LLP replaced Janus Capital Management as the Fund's sub-advisor.

                             See accompanying notes



                              LVIP Capital Growth Fund-7

LVIP CAPITAL GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                                      LVIP CAPITAL GROWTH
                                                       FUND SERVICE CLASS
                                                           4/30/07(1)
                                                               TO
                                                            6/30/07
                                                          (UNAUDITED)
                                                      -------------------


Net asset value, beginning of period...............         $24.406
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss2...............................          (0.010)
Net realized and unrealized gain on investments and
  foreign currencies...............................           1.174
                                                            -------
Total from investment operations...................           1.164
                                                            -------
Net asset value, end of period.....................         $25.570
                                                            =======
Total return(3)....................................           4.77%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)............         $   127
Ratio of expenses to average net assets............           1.03%
Ratio of expenses to average net assets prior to
  fees waived......................................           1.06%
Ratio of net investment loss to average net
  assets...........................................          (0.23%)
Ratio of net investment loss to average net assets
  prior to fees waived.............................          (0.26%)
Portfolio turnover.................................           88%(4)



----------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                             See accompanying notes



                              LVIP Capital Growth Fund-8

LVIP CAPITAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Capital Growth Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. Service Class shares commenced operations on April 30, 2007.

Effective April 30, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Capital Growth Portfolio (the "JPVF Fund"). The shareholders of the JPVF Fund received shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the JPVF Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the JPVF Fund as of the date of the Reorganization. The JPVF Fund's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to April 30, 2007. For financial reporting purposes the JPVF Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

The Fund's investment objective is to seek capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN No. 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting

                              LVIP Capital Growth Fund-9

LVIP CAPITAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $4,828 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA), formerly Jefferson Pilot Investment Advisory Corporation (JPIA), is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.75% on the first $100 million of the average daily net assets of the Fund, 0.70% on the next $150 million, 0.65% on the next $750 million, and 0.60% on average daily net assets in excess of $1 billion.

Effective April 30, 2007, LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 0.78% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Wellington Management Company, LLP (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.45% of the first $100 million of the Fund's average daily net assets and 0.40% of the Fund's average daily net assets over $100 million.

Effective April 30, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2007, fees for these services amounted to $11,439. Prior to April 30, 2007, JPIA (the advisor of the JPVF
Fund) paid the accounting fees.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $1,272 and $1,034, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA..........   $97,098
Accounting and Administration Fees
  Payable to DSC........................    11,439
Administration Fees Payable to Lincoln
  Life..................................     1,272
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc...........        17


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $70,933,535 and sales of $79,633,472 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $198,449,553. At June 30, 2007, net unrealized appreciation was $24,013,761 of which $25,822,326 related to unrealized appreciation of investments and $1,808,565 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary

                              LVIP Capital Growth Fund-10

LVIP CAPITAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)


income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                             ENDED
                                           12/31/06
                                           --------


Ordinary income.........................    $7,043


In addition, the Fund declared an ordinary income consent dividend of $209,741 for the year ended December 31, 2006. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $169,952,788
Undistributed ordinary income........        193,483
Capital loss carryforwards as of
  12/31/06...........................    (27,360,383)
Realized gains 1/1/07-6/30/07........      2,788,848
Unrealized appreciation of
  investments and foreign
  currencies.........................     24,013,652
                                        ------------
Net assets...........................   $169,588,388
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED    ACCUMULATED NET
NET INVESTMENT        REALIZED        PAID-IN
    INCOME          GAIN (LOSS)       CAPITAL
--------------    ---------------    --------


  $(209,237)           $(504)        $209,741


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $7,563,607 expires in 2010 and $19,796,776 expires in 2011.

For the six months ended June 30, 2007, the Fund had capital gains of $2,788,848 which may reduce the capital loss carryforwards.

6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                 SIX MONTHS           YEAR
                                    ENDED             ENDED
                                   6/30/07          12/31/06
                                 ----------         --------


Shares sold:
  Standard Class..............      44,550           101,743
  Service Class...............       4,976                --
Shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class..............          --               306
                                  --------          --------
                                    49,526           102,049
                                  --------          --------
Shares repurchased:
  Standard Class..............    (432,895)         (863,599)
  Service Class...............          (6)               --
                                  --------          --------
                                  (432,901)         (863,599)
                                  --------          --------
Net decrease..................    (383,375)         (761,550)
                                  ========          ========





                              LVIP Capital Growth Fund-11

LVIP CAPITAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



7. SECURITIES LENDING
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., repurchase agreements collateralized by such securities or money market funds and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $52,995,808, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Security Lending Collateral".

8. MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and dispositions of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging
markets are held by a smaller number of investors.   This may limit the number
of shares available for acquisition or disposition by the Fund.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                              LVIP Capital Growth Fund-12

LVIP CAPITAL GROWTH FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Capital Growth Fund (formerly the Capital Growth Portfolio, a series of Jefferson Pilot Variable Fund, Inc.) shareholders voted on the following proposals at the special meeting of shareholders on March 15, 2007. The resulting votes are presented below:


                                                       OUTSTANDING       TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES         VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ---------     -------     --------     --------


1. The approval of the reorganization of the Jefferson Pilot Variable Fund, Inc. Capital
   Growth Portfolio into the LVIP Capital Growth
   Fund, a series of Lincoln Variable Insurance
   Products Trust.

    LVIP Capital Growth Fund......................      7,031,168      7,030,676      94.25%       2.01%        3.73%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation.

    LVIP Capital Growth Fund......................      7,031,168      7,030,676      94.51%       1.63%        3.85%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

  For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                              LVIP Capital Growth Fund-13

                                                      LVIP COHEN & STEERS GLOBAL
                                                                REAL ESTATE FUND



                           (CLEARBRIDGE ADVISORS LOGO)

                            LVIP Cohen & Steers Global
                              Real Estate Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND

INDEX





DISCLOSURE OF FUND EXPENSES                                                1

COUNTRY AND SECTOR ALLOCATIONS                                             2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    5

STATEMENT OF CHANGES IN NET ASSETS                                         5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              8

OTHER FUND INFORMATION                                                    12


LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD APRIL 30, 2007* TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07
--------------------------------------------------------------------------


ACTUAL*
Standard Class Shares  $1,000.00    $  904.20       0.85%         $1.37
Service Class Shares    1,000.00       903.90       1.10%          1.78
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)**
Standard Class Shares  $1,000.00    $1,020.58       0.85%         $4.26
Service Class Shares    1,000.00     1,019.34       1.10%          5.51
--------------------------------------------------------------------------




* The Fund commenced operations on April 30, 2007. The ending account value for "Actual" uses the performance since inception and is not annualized and the expenses paid during period for "Actual" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the actual since inception).

** "Expenses Paid During Period" for the hypothetical example are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                  LVIP Cohen & Steers Global Real Estate Fund-1

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND

COUNTRY AND SECTOR ALLOCATIONS
AS OF JUNE 30, 2007



                                            PERCENTAGE
COUNTRY                                   OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   95.77%
-------------------------------------------------------
Australia                                       7.74%
Austria                                         0.48%
Finland                                         0.79%
France                                          5.24%
Germany                                         2.23%
Hong Kong                                       8.10%
Italy                                           1.04%
Japan                                          13.58%
Netherlands                                     0.75%
Norway                                          0.59%
Singapore                                       3.15%
Sweden                                          1.53%
United Kingdom                                 14.47%
United States                                  36.08%
-------------------------------------------------------
CLOSED END FUND                                 0.52%
-------------------------------------------------------
SHORT-TERM INVESTMENT                          52.38%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     148.67%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                (48.67%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------



Sector designations may be different than the sector designations presented in other Fund materials


                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

Diversified REITs                             10.74%
Hotel, Resorts & Cruise Lines                  3.07%
Industrial REITs                               4.23%
Office REITs                                  10.33%
Real Estate Management & Development          38.51%
Residential REITs                              7.04%
Retail REITs                                  16.60%
Specialized REITs                              5.25%
-------------------------------------------------------
TOTAL                                         95.77%
-------------------------------------------------------





Abbreviations

REIT-Real Estate Investment Trust


                  LVIP Cohen & Steers Global Real Estate Fund-2

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                     NUMBER OF         VALUE
                                       SHARES        (U.S. $)


     COMMON STOCK-95.77%
     AUSTRALIA-7.74%
     CFS Retail Property Trust...       492,841    $   $898,389
     Commonwealth Property Office
      Fund......................        570,693         810,469
     Goodman Group...............       356,164       2,029,263
     GPT Group...................       512,966       2,026,719
     ING Office Fund.............       635,970         943,613
     Macquarie CountryWide
      Trust.....................        709,231       1,214,669
     Mirvac Group................       301,548       1,457,305
     Stockland...................       217,176       1,500,681
     Tishman Speyer Office Fund..        63,689         127,977
     Westfield Group.............       295,228       4,996,168
                                                   ------------
                                                     16,005,253
                                                   ------------

     AUSTRIA-0.48%
  +  CA Immobilien Anlagen.......        33,892       1,000,486
                                                   ------------
                                                      1,000,486
                                                   ------------
     FINLAND-0.79%
     Sponda......................       112,189       1,635,401
                                                   ------------
                                                      1,635,401
                                                   ------------

     FRANCE-5.24%
     Fonciere Des Regions........        10,174       1,494,238
     Societe Immobiliere de
      Location pour I'Industrie
      et le Commerce............          6,230       1,007,660
     Unibail-Rodamco.............        32,418       8,343,357
                                                   ------------
                                                     10,845,255
                                                   ------------
     GERMANY-2.23%
  +  Alstria Office..............        51,951       1,072,314
     Eurocastle Investment.......        23,410       1,084,909
     GAGFAH......................         2,410          53,822
     IVG Immobilien..............        21,130         833,388
     Patrizia Immobilien.........        88,822       1,577,294
                                                   ------------
                                                      4,621,727
                                                   ------------

     HONG KONG-8.10%
     Cheung Kong Holdings........        79,000       1,034,582
     Great Eagle Holdings........       763,035       2,673,823
     Hang Lung Properties........       299,000       1,030,547
     Henderson Land Development..       368,000       2,506,139
     Hysan Development...........       878,000       2,335,584
     Kerry Properties............       172,000       1,080,059
  =  Shagri-La Asia..............       581,000       1,404,351
     Sun Hung Kai Properties.....       221,000       2,659,620
     Wharf Holdings..............       512,000       2,046,245
                                                   ------------
                                                     16,770,950
                                                   ------------

     ITALY-1.04%
     Beni Stabili................     1,465,910       2,144,822
                                                   ------------
                                                      2,144,822
                                                   ------------

     JAPAN-13.58%
     Aeon Mall...................        34,500       1,061,927
     Daibiru.....................        76,000       1,055,470
     Heiwa Real Estate...........       140,500       1,029,246
     Kenedix Realty Investment...           272       2,038,951
     Mitsubishi Estate...........       384,000      10,447,498
     Mitsui Fudosan..............       373,000      10,481,445
     New City Residence
      Investment................            176         979,128
     Nomura Real Estate Office
      Fund......................             93       1,004,548
                                                   ------------
                                                     28,098,213
                                                   ------------
     NETHERLANDS-0.75%
     Corio.......................        16,037       1,262,859
     Rodamco Europe..............         2,136         286,795
                                                   ------------
                                                      1,549,654
                                                   ------------

     NORWAY-0.59%
     +Norwegian Property.........        97,158       1,215,093
                                                   ------------
                                                      1,215,093
                                                   ------------

     SINGAPORE-3.15%
     CapitaCommerical Trust......       650,000       1,243,755
     Hongkong Land Holdings......     1,171,000       5,269,499
                                                   ------------
                                                      6,513,254
                                                   ------------
     SWEDEN-1.53%
     Castellum...................       174,100       2,106,500
     Fabege......................        95,521       1,054,485
                                                   ------------
                                                      3,160,985
                                                   ------------
     UNITED KINGDOM-14.47%
     British Land................       292,243       7,857,964
     Derwent London..............       111,887       4,120,636
     Great Portland Estates......        79,424       1,055,833
     Hammerson...................        51,542       1,484,211
     Helical Bar.................        17,330         161,387
     Land Securities Group.......       302,713      10,607,471
     Liberty International.......        45,222       1,040,686
     Quintain Estates &
      Development...............         65,270       1,062,967
     Segro.......................       202,439       2,538,703
                                                   ------------
                                                     29,929,858
                                                   ------------
     UNITED STATES-36.08%
     AvalonBay Communities.......        34,605       4,113,842
     BioMed Realty Trust.........        84,506       2,122,791
     Boston Properties...........        51,708       5,280,938
     BRE Properties..............         5,723         339,317
     Brookfield Properties.......       219,507       5,336,215
     Equity Residential..........       113,459       5,177,134
     Essex Property Trust........        17,626       2,049,904
     Federal Realty Investment
      Trust.....................         55,008       4,249,918
     Forest City Enterprises
      Class A...................         18,570       1,141,684
     Hilton Hotels...............        72,582       2,429,320
     Host Hotels & Resorts.......       135,497       3,132,691
     Kilroy Realty...............        29,594       2,096,439
     Liberty Property Trust......        36,425       1,600,150
     Macerich....................        44,115       3,635,958
     Mack-Cali Realty............        33,641       1,463,047

                  LVIP Cohen & Steers Global Real Estate Fund-3

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
STATEMENT OF NET ASSETS (CONTINUED)

 Maguire Properties............................................. 30,4381,044,937
 ProLogis....................................................... 73,6794,192,335
 Public Storage................................................. 80,0316,147,982
 Simon Property Group........................................... 50,1984,670,422
 SL Green Realty................................................ 33,7254,178,190
 Starwood Hotels & Resorts Worldwide............................ 37,3772,506,875
 UDR............................................................ 72,4221,904,699
 Ventas......................................................... 43,6181,581,153
 Vornado Realty Trust........................................... 38,5664,236,089

 74,632,030


 TOTAL COMMON STOCK
     (COST $199,740,541).............................................198,122,981

 CLOSED END FUND-0.52%
 ProLogis European Properties................................... 60,8281,066,183


 TOTAL CLOSED END FUND
     (COST $1,073,470).................................................1,066,183


 SHORT-TERM INVESTMENT-52.38%
 MONEY MARKET INSTRUMENT-52.38%
 Dreyfus Cash Management Fund............................ 108,359,458108,359,458


 TOTAL SHORT-TERM INVESTMENT
     (COST $108,359,458).............................................108,359,458







TOTAL VALUE OF SECURITIES-148.67% (COST $309,173,469)........................     307,548,622
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(48.67%).....................    (100,681,861)
                                                                                -------------
NET ASSETS APPLICABLE TO 22,878,371 SHARES OUTSTANDING-100.00%...............   $ 206,866,761
                                                                                =============
NET ASSET VALUE-LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND STANDARD CLASS
  ($200,650,936 / 22,190,688 SHARES).........................................          $9.042
                                                                                       ======
NET ASSET VALUE-LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND SERVICE CLASS
  ($6,215,825 / 687,683 SHARES)..............................................          $9.039
                                                                                       ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)...............   $ 208,514,047
Undistributed net investment income..........................................         149,409
Accumulated net realized loss on investments.................................         (76,468)
Net unrealized depreciation of investments and foreign currencies............      (1,720,227)
                                                                                -------------
Total net assets.............................................................   $ 206,866,761
                                                                                =============




----------

 Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in "Country and Sector Allocations."

+ Non-income producing security for the period ended June 30, 2007.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2007, the aggregate amount of fair valued securities equaled $1,404,351, which represented 0.68% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."

 Of this amount, $100,467,990 represents payables for securities purchased as of June 30, 2007.

SUMMARY OF ABBREVIATIONS:

EUR-European Monetary Unit
USD-United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2007:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)


                                                                        UNREALIZED
CONTRACTS TO RECEIVE       IN EXCHANGE FOR       SETTLEMENT DATE       APPRECIATION
--------------------       ---------------       ---------------       ------------


EUR 791,669                 USD (1,066,695)           7/2/07              $4,870
                                                                          ------
                                                                          $4,870
                                                                          ======



The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund's net assets.

----------

(1) See Note 7 in "Notes to Financial Statements."
                             See accompanying notes


                  LVIP Cohen & Steers Global Real Estate Fund-4

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
STATEMENT OF OPERATIONS
April 30, 2007* to June 30, 2007 (Unaudited)




INVESTMENT INCOME:
Dividends............................   $   193,142
Interest.............................       133,331
Foreign tax withheld.................        (4,343)
                                        -----------
                                            322,130
                                        -----------
EXPENSES:
Management fees......................        51,196
Accounting and administration
 expenses...........................         15,204
Custodian fees.......................         8,953
Professional fees....................         4,687
Distribution expenses-Service Class..           530
Reports and statements to
 shareholders.......................            231
Other................................           702
                                        -----------
                                             81,503
Less expenses waived.................       (33,930)
Less expense paid indirectly.........        (1,184)
                                        -----------
Total operating expenses.............        46,389
                                        -----------
NET INVESTMENT INCOME................       275,741
                                        -----------
NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
 Investments........................        (76,468)
 Foreign currencies.................       (126,332)
                                        -----------
Net realized loss....................      (202,800)
Net change in unrealized
 appreciation/depreciation of
 investments and foreign
 currencies.........................     (1,720,227)
                                        -----------
NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS AND FOREIGN CURRENCIES..    (1,923,027)
                                        -----------
NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................   $(1,647,286)
                                        ===========




----------

* Date of commencement of operations.

                             See accompanying notes


LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
STATEMENT OF CHANGES IN NET ASSETS



                                         4/30/07*
                                            TO
                                          6/30/07
                                        (UNAUDITED)
                                       ------------


INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income...............   $    275,741
Net realized loss on investments and
 foreign currencies................        (202,800)
Net change in unrealized
 appreciation/depreciation of
 investments and foreign
 currencies........................      (1,720,227)
                                       ------------
Net decrease in net assets resulting
 from operations...................      (1,647,286)
                                       ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class....................     204,610,656
 Service Class.....................       6,498,471
                                       ------------
                                        211,109,127
                                       ------------
Cost of shares repurchased:
 Standard Class....................      (2,457,040)
 Service Class.....................        (138,040)
                                       ------------
                                         (2,595,080)
                                       ------------
Increase in net assets derived from
 capital share transactions........     208,514,047
                                       ------------
NET INCREASE IN NET ASSETS..........    206,866,761
NET ASSETS:
Beginning of period.................             --
                                       ------------
End of period (including
 undistributed net investment
 income of $149,409)...............    $206,866,761
                                       ============




----------

* Date of commencement of operations.

                             See accompanying notes



                  LVIP Cohen & Steers Global Real Estate Fund-5

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                                                 LVIP COHEN & STEERS GLOBAL REAL
                                                                    ESTATE FUND STANDARD CLASS
                                                                            4/30/07(1)
                                                                                TO
                                                                             6/30/07
                                                                           (UNAUDITED)
                                                                 -------------------------------


Net asset value, beginning of period...........................              $ 10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2).......................................                 0.080
Net realized and unrealized loss on investments and foreign
 currencies...................................................                 (1.038)
                                                                             --------
Total from investment operations...............................                (0.958)
                                                                             --------

Net asset value, end of period.................................              $  9.042
                                                                             ========

Total return3..................................................                (9.58%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)........................              $200,651
Ratio of expenses to average net assets........................                 0.85%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly......................                  1.47%
Ratio of net investment income to average net assets...........                 5.10%
Ratio of net investment income to average net assets prior to
 expense limitation and expenses paid indirectly..............                  4.48%
Portfolio turnover.............................................                   11%



----------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                  LVIP Cohen & Steers Global Real Estate Fund-6

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                                                 LVIP COHEN & STEERS GLOBAL REAL
                                                                    ESTATE FUND SERVICE CLASS
                                                                            4/30/07(1)
                                                                                TO
                                                                             6/30/07
                                                                           (UNAUDITED)
                                                                 -------------------------------


Net asset value, beginning of period...........................              $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2).......................................                0.076
Net realized and unrealized loss on investments and foreign
 currencies...................................................                (1.037)
                                                                             -------
Total from investment operations...............................               (0.961)
                                                                             -------

Net asset value, end of period.................................              $ 9.039
                                                                             =======

Total return3..................................................               (9.61%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)........................              $ 6,216
Ratio of expenses to average net assets........................                1.10%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly......................                 1.72%
Ratio of net investment income to average net assets...........                4.85%
Ratio of net investment income to average net assets prior to
 expense limitation and expenses paid indirectly..............                 4.23%
Portfolio turnover.............................................                  11%



----------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes



                  LVIP Cohen & Steers Global Real Estate Fund-7

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Cohen & Steers Global Real Estate Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is total return through a combination of current income and long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in

                  LVIP Cohen & Steers Global Real Estate Fund-8

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.95% of the average daily net assets of the Fund.

LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 0.85% of average daily net assets. The agreement will continue at least through April 30, 2008, and renew automatically for one-year terms unless LIA provides written notice of termination to the Fund.

LIA has also contractually agreed to waive the following portion of its advisory fee for the Fund: 0.22% of the first $250 million of average daily net assets of the Fund and 0.32% of the excess over $250 million of average daily net assets of the Fund. The fee waiver will continue at least through April 30, 2008, and renew automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Cohen & Steers Capital Management, Inc. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.55% for the first $150 million of the Fund's average daily net assets, 0.45% of the next $100 million of the Fund's average daily net assets and 0.35% of the excess of the Fund's average daily net assets over $250 million.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the period ended June 30, 2007, fees for these services amounted to $14,750.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the period ended June 30, 2007, fees for administrative and legal services amounted to $394 and $60, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA..........   $26,288
Accounting and Administration Fees
  Payable to DSC........................    14,750
Administration Fees Payable to Lincoln
  Life..................................       394
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. .........       529


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period ended June 30, 2007, the Fund made purchases of $202,228,334 and sales of $1,337,855 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $309,173,469. At June 30, 2007, net unrealized depreciation was $1,624,847 of which $515,509 related to unrealized appreciation of investments and $2,140,356 related to unrealized depreciation of investments.


                  LVIP Cohen & Steers Global Real Estate Fund-9

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period ended June 30, 2007.


5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $208,514,047
Undistributed ordinary income........        154,279
Realized losses 4/30/07-6/30/07......        (76,468)
Unrealized depreciation of
 investments and foreign
 currencies.........................      (1,725,097)
                                        ------------
Net assets...........................   $206,866,761
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of foreign currency contracts.

The undistributed earnings for the Fund may be subject to reclassification upon notice of the tax character of distributions received from investments in Real Estate Investment Trusts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the period ended June 30, 2007, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED        ACCUMULATED
NET INVESTMENT       NET REALIZED
    INCOME            GAIN (LOSS)
--------------       ------------


   $(126,332)          $126,332


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                            PERIOD
                                             ENDED
                                           6/30/07*
                                          ----------


Shares sold:
 Standard Class.......................    22,462,260
 Service Class........................       702,984
                                          ----------
                                          23,165,244
                                          ----------
Shares repurchased:
 Standard Class.......................      (271,572)
 Service Class........................       (15,301)
                                          ----------
                                            (286,873)
                                          ----------
Net increase...........................   22,878,371
                                          ==========




----------

* Commenced operations on April 30, 2007.

7. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                 LVIP Cohen & Steers Global Real Estate Fund-10

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





7. FOREIGN CURRENCY EXCHANGE CONTRACTS (CONTINUED)


The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

8. MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                 LVIP Cohen & Steers Global Real Estate Fund-11

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
OTHER FUND INFORMATION

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
On January 3, 2007, the Board of Trustees of Lincoln Variable Insurance Products Trust (the "Trust"), met to consider, among other things, the organization and offering of the LVIP Cohen & Steers Global Real Estate Fund (the "Fund"), a proposed new series of the Trust, and the appointment of an investment adviser and sub-adviser for the Fund. Following presentations from Fund Management and Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), the Independent Trustees met in executive session to consider approval of the investment advisory agreement with Lincoln Investment Advisors Corporation ("LIA") (formerly Jefferson Pilot Investment Advisory Corporation) and the sub-advisory agreement with Cohen & Steers.

The Independent Trustees reported that they met in executive session with their independent legal counsel on December 29, 2006 and had reviewed materials provided by Fund Management, LIA and Cohen & Steers. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees.

ADVISORY AGREEMENT WITH LINCOLN INVESTMENT ADVISORS CORPORATION
In considering the approval of the investment advisory agreement with LIA, the Independent Trustees considered the nature, extent and quality of services proposed to be provided to the Fund by LIA, including LIA personnel, resources, compliance and oversight of sub-advisers and LIA's criteria for review of a sub-adviser's performance, the latter of which the Independent Trustees noted were the same as those of Delaware Management Company ("DMC"), the current investment adviser of the existing series of the Trust. The Independent Trustees reviewed the services to be provided by LIA in serving as investment adviser and overseeing a sub-adviser, information about its investment and compliance staff, LIA's Form ADV, compliance matters and considered that LIA would delegate day-to-day portfolio management responsibility to Cohen & Steers. The Independent Trustees noted Fund Management's representation that some of the same personnel that performed services on behalf of DMC would also provide the same services on behalf of LIA, and considered that Jefferson Pilot Investment Advisory Corporation (the predecessor to LIA) has provided similar services to the Jefferson Pilot Variable Funds, Inc. The Independent Trustees also considered that Lincoln National Life Insurance Company ("Lincoln Life") would provide administrative services for the Fund and that certain Lincoln Life personnel would also be providing services to the Fund on behalf of LIA. Based on this information, the Independent Trustees concluded that the services to be provided by LIA were expected to be acceptable.

The Independent Trustees reviewed the Fund's proposed advisory fee rate and estimated expense ratios for the Fund. The Board was provided information on the management fees and expense ratios for the Fund's Lipper peer group and considered the management fees for other funds managed by LIA. The Independent Trustees noted that the Fund's proposed advisory fee was competitive with the advisory fees of the Fund's Lipper peer group and noted LIA's agreement to waive a portion of its advisory fees so long as Cohen & Steers serves as sub-adviser to the Fund and to limit the Fund's expenses through at least April 30, 2008. The Independent Trustees also noted that the amount of the advisory fee waiver will increase as the Fund's assets exceed $250 million. The Independent Trustees concluded that the advisory fee, together with the advisory fee waiver and the expense limitation, was reasonable. The Independent Trustees also reviewed the pro forma profitability analysis to LIA and its affiliates with respect to the Fund and concluded that the estimated profitability of LIA in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. However, because the Fund is newly organized, the Independent Trustees determined to review economies of scale in the future after the Fund has commenced operations. The Independent Trustees reviewed materials provided by Fund Management as to any additional benefits LIA may receive due to its association with the Fund, and noted that affiliates of LIA provide various services to other Lincoln funds and are proposed to provide similar services to the Fund.

At the January 3rd meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.


                 LVIP Cohen & Steers Global Real Estate Fund-12

LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND
OTHER FUND INFORMATION (CONTINUED)

SUB-ADVISORY AGREEMENT WITH COHEN & STEERS
In considering the approval of the proposed sub-advisory agreement between LIA and Cohen & Steers on behalf of the Fund, the Independent Trustees considered the nature, extent and quality of services to be provided by Cohen & Steers under the sub-advisory agreement. The Independent Trustees noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other sub-advised Lincoln funds. The Independent Trustees reviewed the services to be provided by Cohen & Steers, the background of the investment professionals proposed to service the Fund, the reputation and resources of Cohen & Steers, the gross performance of various Cohen & Steers investment products compared to various securities market indices, and the gross composite performance of the Cohen & Steers global real estate product compared to the Lipper global REIT funds peer group and a securities market index. The Independent Trustees also noted the responses of Cohen & Steers to questions posed at its in-person presentation regarding portfolio management. The Independent Trustees concluded that the services to be provided by Cohen & Steers are expected to be acceptable. The Independent Trustees compared the proposed sub-advisory fees to the fees Cohen & Steers charges its separate accounts and to the proposed sub-advisory fees of a competitor of Cohen & Steers, and concluded that the sub-advisory fee was reasonable. Although no information regarding Cohen & Steers' estimated profitability as sub-adviser was provided, the Independent Trustees considered that the proposed sub-advisory fee schedule was negotiated at arm's length between LIA and Cohen & Steers, an unaffiliated third party, and that LIA would compensate Cohen & Steers from its fees. The Independent Trustees also compared the proposed sub-advisory fees to the fees Cohen & Steers charges its separate accounts, and concluded that Cohen & Steers' profitability was not expected to be unreasonable. The Independent Trustees considered other benefits available to Cohen & Steers because of its relationship to the Fund and considered that Cohen & Steers may have an enhanced ability to obtain research services through the allocation of fund brokerage.

At the January 3rd meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the sub-advisory agreement and the fees and other amounts to be paid under the agreement.



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                 LVIP Cohen & Steers Global Real Estate Fund-13

                                                              DELAWARE BOND FUND

                           [DELAWARE INVESTMENTS LOGO]

                            LVIP Delaware Bond Fund
                              a series of Lincoln Variable

                              Insurance Products Trust

                            Semiannual Report

                            June 30, 2007






                                                         LVIP DELAWARE BOND FUND


                                                            (FORMERLY BOND FUND)

LVIP DELAWARE BOND FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND CREDIT QUALITY BREAKDOWN                             2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                       16

STATEMENT OF OPERATIONS                                                   17

STATEMENTS OF CHANGES IN NET ASSETS                                       17

FINANCIAL HIGHLIGHTS                                                      18

NOTES TO FINANCIAL STATEMENTS                                             20

OTHER FUND INFORMATION                                                    24


LVIP DELAWARE BOND FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions: redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund, does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                   Expenses
                         Beginning      Ending                   Paid During
                          Account      Account     Annualized       Period
                           Value        Value        Expense      1/1/07 to
                           1/1/07      6/30/07       Ratios        6/30/07*
----------------------------------------------------------------------------


ACTUAL
Standard Class Shares    $1,000.00    $1,009.70       0.41%         $2.04
Service Class Shares      1,000.00     1,008.30       0.66%          3.29
----------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares    $1,000.00    $1,022.76       0.41%         $2.06
Service Class Shares      1,000.00     1,021.52       0.66%          3.31
----------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                            LVIP Delaware Bond Fund-1

LVIP DELAWARE BOND FUND

SECTOR ALLOCATION AND CREDIT QUALITY BREAKDOWN
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------


AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS                                   2.94%
-------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES              20.54%
-------------------------------------------------------
AGENCY OBLIGATIONS                              0.32%
-------------------------------------------------------
COLLATERALIZED DEBT OBLIGATION                  0.03%
-------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES           6.00%
-------------------------------------------------------
CONVERTIBLE BOND                                0.32%
-------------------------------------------------------
CORPORATE BONDS                                30.80%
-------------------------------------------------------
Airlines                                        0.83%
Auto Components                                 0.10%
Automobiles                                     0.49%
Biotechnology                                   0.45%
Building Products                               0.16%
Capital Markets                                 1.83%
Chemicals                                       0.09%
Commercial Banks                                3.72%
Commercial Services & Supplies                  0.18%
Consumer Finance                                1.16%
Containers & Packaging                          0.11%
Diversified Financial Services                  1.96%
Diversified Telecommunication Services          1.61%
Electric Utilities                              2.62%
Food & Staples Retailing                        0.35%
Food Products                                   0.10%
Gas Utilities                                   0.78%
Health Care Equipment & Supplies                0.36%
Health Care Providers & Services                0.81%
Hotels, Restaurants & Leisure                   0.06%
Household Durables                              0.48%
Industrial Conglomerates                        0.39%
Insurance                                       2.21%
IT Services                                     0.14%
Machinery                                       0.06%
Marine                                          0.25%
Media                                           1.35%
Metals & Mining                                 0.43%
Multiline Retail                                0.66%
Multi-Utilities & Unregulated Power             1.23%
Oil, Gas & Consumable Fuels                     1.92%
Paper & Forest Products                         0.21%
Pharmaceuticals                                 0.26%
Real Estate Investment Trusts                   0.50%
Road & Rail                                     0.37%
Semiconductors & Semiconductor
  Equipment                                     0.03%
Specialty Retail                                0.00%
Thrift & Mortgage Finance                       1.85%
Tobacco                                         0.05%
Wireless Telecommunication Services             0.64%
-------------------------------------------------------
FOREIGN AGENCY                                  0.23%
-------------------------------------------------------
MUNICIPAL BONDS                                 1.32%
-------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES              9.11%
-------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS                                  17.48%
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS                       6.86%
-------------------------------------------------------
PREFERRED STOCK                                 0.00%
-------------------------------------------------------
WARRANTS                                        0.00%
-------------------------------------------------------
CERTIFICATES OF DEPOSIT                         3.34%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                    18.66%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     117.95%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                (17.95%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------

CREDIT QUALITY BREAKDOWN (AS A % OF FIXED INCOME
  INVESTMENTS)
-------------------------------------------------------
AAA                                            44.85%
AA                                             18.77%
A                                              16.62%
BBB                                            16.52%
BB                                              1.91%
B                                               0.91%
CCC                                             0.42%
-------------------------------------------------------

TOTAL                                         100.00%
-------------------------------------------------------






                            LVIP Delaware Bond Fund-2

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)


      AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-2.94%
      Fannie Mae
       Series 2003-122 AJ
       4.50% 2/25/28............    $ $1,392,663    $ $1,345,264
       Series 2005-110 MB
       5.50% 9/25/35............       3,110,000       3,092,215
      Fannie Mae Grantor Trust
       Series 2001-T8 A2
       9.50% 7/25/41............         730,190         779,728
      Fannie Mae Whole Loan
       Series 2004-W9 2A1
       6.50% 2/25/44............       1,600,677       1,625,620
      Freddie Mac
       Series 2662 MA
       4.50% 10/15/31...........       2,620,611       2,558,027
       Series 2694 QG
       4.50% 1/15/29............       3,885,000       3,723,441
       Series 2872 GC
       5.00% 11/15/29...........       3,005,000       2,906,887
       Series 2890 PC
       5.00% 7/15/30............       3,780,000       3,656,707
       Series 2915 KP
       5.00% 11/15/29...........       2,920,000       2,825,708
       Series 3005 ED
       5.00% 7/15/25............       4,085,000       3,768,549
       Series 3022 MB
       5.00% 12/15/28...........       5,770,000       5,635,818
       Series 3063 PC
       5.00% 2/15/29............       3,900,000       3,812,712
      FHLMC Structured Pass
       Through Securities
       Series T-58 2A
       6.50% 9/25/43............       1,228,577       1,246,496
      -Series T-60 1A4C
       5.395% 3/25/44...........       2,800,000       2,774,213
      Government National
       Mortgage Association
       Series 2002-61 BA
       4.648% 3/16/26...........         808,927         799,947
       Series 2003-5 B
       4.486% 10/16/25..........       3,580,000       3,492,050
                                                    ------------
      TOTAL AGENCY COLLATERALIZED
       MORTGAGE OBLIGATIONS
       (COST $44,875,467).......                      44,043,382
                                                    ------------
      AGENCY MORTGAGE-BACKED SECURITIES-20.54%
      Fannie Mae
       6.50% 8/1/17.............       1,192,871       1,214,497
      Fannie Mae Relocation 15 yr
       4.00% 9/1/20.............       5,713,132       5,257,652
      Fannie Mae Relocation 30 yr
       4.00% 3/1/35.............       2,927,614       2,612,948
       5.00% 1/1/34.............       1,186,125       1,123,554
      Fannie Mae Relocation 30 yr
       5.00% 10/1/35............       3,179,489       3,007,337
       5.00% 2/1/36.............       4,999,487       4,719,984
      Fannie Mae S.F. 15 yr TBA
       4.50% 7/1/22.............       7,390,000       7,013,568
       5.00% 7/1/22.............       3,500,000       3,382,421
       6.00% 7/1/22.............      12,925,000      12,983,563
      Fannie Mae S.F. 30 yr
       5.50% 3/1/29.............       2,259,075       2,189,756
       5.50% 4/1/29.............       4,056,792       3,932,312
       7.50% 4/1/32.............          41,597          43,335
       7.50% 11/1/34............          60,871          63,270
      Fannie Mae S.F. 30 yr TBA
       5.00% 7/1/37.............      63,720,000      59,707,615
       5.50% 7/1/37.............      97,940,000      94,466,167
       6.00% 8/1/37.............      53,090,000      52,484,455
       6.50% 7/1/37.............      19,270,000      19,450,656
       7.00% 7/1/37.............       4,065,000       4,174,247
   -  Freddie Mac ARM 5.838%
       4/1/34...................         810,965         818,965
      Freddie Mac Balloon 7 yr
       3.50% 10/1/10............         306,480         293,252
      Freddie Mac Relocation 30
       yr
       5.00% 9/1/33.............       2,670,950       2,540,368
      Freddie Mac S.F. 15 yr
       4.00% 2/1/14.............       1,498,807       1,441,094
      Freddie Mac S.F. 30 yr TBA
       6.00% 7/1/37.............       6,645,000       6,582,703
      Government National
       Mortgage Association I
       S.F. 30 yr
       7.00% 12/15/34...........       3,705,164       3,888,964
      Government National
       Mortgage Association S.F.
       30 yr TBA
       5.50% 7/1/37.............       7,315,000       7,097,832
       6.00% 7/1/37.............       7,315,000       7,276,143
                                                    ------------
      TOTAL AGENCY MORTGAGE-
       BACKED SECURITIES
       (COST $311,086,868)......                     307,766,658
                                                    ------------
      AGENCY OBLIGATIONS-0.32%
   *  Fannie Mae
       5.329% 10/9/19...........       7,605,000       3,811,102
      Freddie Mac
       4.75% 1/19/16............         950,000         907,681
                                                    ------------
      TOTAL AGENCY OBLIGATIONS
       (COST $4,803,640)........                       4,718,783
                                                    ------------
      COLLATERALIZED DEBT OBLIGATION-0.03%
  =@  Travelers Funding CBO
       Series 1A A2 6.35%
       2/18/14..................         500,000         500,649
                                                    ------------
      TOTAL COLLATERALIZED DEBT
       OBLIGATION
       (COST $500,000)..........                         500,649
                                                    ------------


                            LVIP Delaware Bond Fund-3

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)

      COMMERCIAL MORTGAGE-BACKED SECURITIES-6.00%
  -#  Asset Securitization
       Series 1996-MD6 B1 144A
       8.636% 11/13/29..........    $    100,000    $    105,568
      Bank of America Commercial
       Mortgage Securities
      -Series 2006-3 A4
       5.889% 7/10/44...........       6,945,000       6,955,508
       Series 2006-4 A4
       5.634% 7/10/46...........       2,355,000       2,312,195
   #  Bear Stearns Commercial
       Mortgage Securities
       Series 2004-ESA E 144A
       5.064% 5/14/16...........       3,280,000       3,263,093
      Commercial Mortgage Pass
       Through Certificates
      #Series 2001-J1A A2 144A
       6.457% 2/14/34...........       2,202,554       2,254,897
       Series 2006-C7 A2
       5.69% 6/10/46............       2,145,000       2,148,928
   #  Credit Suisse First Boston
       Mortgage Securities
       Series 2001-SPGA A2 144A
       6.515% 8/13/18...........         712,000         735,424
   -  Credit Suisse Mortgage
       Capital Certificates
       Series 2006-C1 AAB
       5.681% 2/15/39...........       1,170,000       1,159,893
   #  Crown Castle Towers 144A
       Series 2005-1A C
       5.074% 6/15/35...........       1,685,000       1,651,820
       Series 2006-1A B
       5.362% 11/15/36..........       1,550,000       1,524,131
      DLJ Commercial Mortgage
       Series 1998-CF1 A3
       6.70% 2/18/31............         240,000         241,136
      -Series 1999-CG3 A3
       7.73% 10/10/32...........         560,000         585,380
      First Union National Bank
       Commercial Mortgage
       Series 2000-C2 H
       6.75% 10/15/32...........          40,000          40,584
      General Electric Capital
       Commercial Mortgage
       Series 2002-1A A3
       6.269% 12/10/35..........       1,605,000       1,644,607
      Greenwich Capital
       Commercial Funding
       Series 2007-GG9 A4
       5.444% 3/10/39...........       5,900,000       5,711,897
      Goldman Sachs Mortgage
       Securities II
       Series 2006-GG8 A4
       5.56% 11/10/39...........       6,320,000       6,182,009
      Goldman Sachs Mortgage
       Securities II
   -  #Series 2006-RR2 A1 144A
       5.812% 6/23/46...........       2,685,000       2,633,126
   -  #Series 2006-RR3 A1S 144A
       5.76% 7/18/56............       7,590,000       7,406,852
      JPMorgan Chase Commercial
       Mortgage Securities
       Series 2002-C1 A3
       5.376% 7/12/37...........       3,230,000       3,193,886
       Series 2003-C1 A2
       4.985% 1/12/37...........       3,640,000       3,520,822
      -Series 2006-LDP7 AJ
       6.066% 4/15/45...........       1,365,000       1,366,107
   -  #Series 2006-RR1A A1 144A
       5.606% 10/18/52..........       6,525,000       6,308,892
       Series 2007-CB18 A4
       5.44% 6/12/47............       5,195,000       5,020,184
      Lehman Brothers-UBS
       Commercial Mortgage Trust
       Series 2002-C1 A4
       6.462% 3/15/31...........       3,305,000       3,415,334
   #  Merrill Lynch Mortgage
       Trust 144A
       Series 2002-MW1 J
       5.695% 7/12/34...........         749,500         735,375
       Series 2005-GGP1 E
       4.33% 11/15/10...........         625,000         621,444
       Series 2005-GGP1 F
       4.35% 11/15/10...........         610,000         606,376
      Merrill Lynch/Countrywide
       Commercial Mortgage Trust
       Series 2007-5 A4
       5.378% 8/12/48...........       2,485,000       2,388,336
      Morgan Stanley Capital I
      #Series 1999-FNV1 G 144A
       6.12% 3/15/31............       1,145,000       1,146,820
   -  #Series 2004-RR FX 144A
       1.459% 4/28/39...........         335,672          17,879
      -Series 2007-IQ14 A4
       5.692% 4/15/49...........       2,560,000       2,508,874
  -#  Morgan Stanley Dean Witter
       Capital I
       Series 2001-TOP1 E 144A
       7.551% 2/15/33...........         595,000         624,304
  -#  STRIPs III
       Series 2003-1A AFIX 144A
       3.308% 3/24/18...........       2,242,962       2,173,572
   #  Tower 144A
       Series 2004-2A A
       4.232% 12/15/14..........       2,590,000       2,504,564
       Series 2006-1 B
       5.588% 2/15/36...........       1,195,000       1,186,457
       Series 2006-1 C
       5.707% 2/15/36...........       1,900,000       1,888,275

                            LVIP Delaware Bond Fund-4

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)

      COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
      Wachovia Bank Commercial
       Mortgage Trust
       Series 2006-C28 A2
       5.50% 10/15/48...........    $  4,090,000    $  4,061,335
                                                    ------------
      TOTAL COMMERCIAL MORTGAGE-
       BACKED SECURITIES
       (COST $92,200,357).......                      89,845,884
                                                    ------------
      CONVERTIBLE BOND-0.32%
   -  U.S. Bancorp
       3.61% 9/20/36 exercise
       price $38.28, expiration
       date 9/20/36.............       4,790,000       4,788,084
                                                    ------------
      TOTAL CONVERTIBLE BOND
       (COST $4,780,420)........                       4,788,084
                                                    ------------
      CORPORATE BONDS-30.80%
      AIRLINES-0.83%
      American Airlines
       3.857% 7/9/10............       3,618,873       3,469,595
       6.817% 5/23/11...........       3,195,000       3,187,013
      Continental Airlines
       6.503% 6/15/11...........       4,275,000       4,291,030
      Delta Air Lines
       7.57% 11/18/10...........       1,495,000       1,552,311
                                                    ------------
                                                      12,499,949
                                                    ------------
      AUTO COMPONENTS-0.10%
      Visteon
       8.25% 8/1/10.............       1,450,000       1,446,375
                                                    ------------
                                                       1,446,375
                                                    ------------
      AUTOMOBILES-0.49%
   -  DaimlerChrysler Holding
       5.805% 8/3/09............       3,560,000       3,580,302
      Ford Motor
       7.45% 7/16/31............       1,540,000       1,237,775
      General Motors
       8.375% 7/15/33...........       2,685,000       2,463,488
                                                    ------------
                                                       7,281,565
                                                    ------------
      BIOTECHNOLOGY-0.45%
   #  Amgen 144A
       5.85% 6/1/17.............       2,065,000       2,036,681
       6.375% 6/1/37............       4,820,000       4,731,254
                                                    ------------
                                                       6,767,935
                                                    ------------
      BUILDING PRODUCTS-0.16%
   -  Masco
       5.66% 3/12/10.............      2,405,000       2,408,579
                                                    ------------
                                                       2,408,579
                                                    ------------
      CAPITAL MARKETS-1.83%
   -  Ameriprise Financial
       7.518% 6/1/66............       2,735,000       2,853,196
      AMVESCAP
       4.50% 12/15/09...........       1,145,000       1,117,980
       5.625% 4/17/12...........       3,245,000       3,222,610
   #  Capmark Financial Group
       144A
       5.875% 5/10/12...........       1,855,000       1,832,595
       6.30% 5/10/17............       4,820,000       4,751,715
      E Trade Financial
       8.00% 6/15/11............         865,000         890,950
      Goldman Sachs Group
       6.345% 2/15/34...........       1,490,000       1,425,474
      Jefferies Group
       6.45% 6/8/27.............       2,065,000       2,020,737
      LaBranche
       9.50% 5/15/09............       1,385,000       1,440,400
   #  Lazard Group 144A
       6.85% 6/15/17............       1,055,000       1,057,611
   -  Lehman Brothers Holdings
       Capital Trust V
       6.19% 5/29/49............         690,000         690,629
   -  Mellon Capital IV
       6.244% 6/29/49...........       2,070,000       2,090,874
      Merrill Lynch
       6.22% 9/15/26............       1,070,000       1,045,383
   -  UBS Preferred Funding Trust
       V 6.243% 5/29/49.........       2,930,000       2,946,522
                                                    ------------
                                                      27,386,676
                                                    ------------
      CHEMICALS-0.09%
      Lubrizol
       4.625% 10/1/09...........       1,387,000       1,360,506
                                                    ------------
                                                       1,360,506
                                                    ------------
      COMMERCIAL BANKS-3.72%
   -  BAC Capital Trust XIV
       5.63% 12/31/49...........       1,680,000       1,644,339
  -#  Credit Agricole 144A
       6.637% 5/29/49...........       3,780,000       3,680,964
   #  Farmers Exchange Capital
       144A 7.05% 7/15/28.......         100,000         101,581
      First Union Institutional
       Capital II 7.85% 1/1/27..       4,195,000       4,363,572
  -#  KBC Bank Funding Trust III
       144A 9.86% 11/29/49......       1,350,000       1,472,854
      Marshall & Ilsley Bank
       3.95% 8/14/09............       5,325,000       5,193,584
      -5.63% 12/4/12.............      1,160,000       1,161,427
   -  MUFG Capital Finance 1
       6.346% 7/29/49...........       2,215,000       2,180,098
      National City Bank
       5.80% 6/7/17.............       1,660,000       1,642,563
  -#  PNC Preferred Funding Trust
       I 144A 6.113% 3/29/49....       3,900,000       3,807,687

                            LVIP Delaware Bond Fund-5

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)

      CORPORATE BONDS (CONTINUED)
      COMMERCIAL BANKS (CONTINUED)
      Popular North America
       4.25% 4/1/08.............    $  3,495,000    $  3,459,837
      -5.75% 4/6/09..............      2,000,000       2,010,466
      Popular North America
       Capital Trust I 6.564%
       9/15/34..................       1,448,000       1,329,263
  -#  Rabobank Capital Funding II
       144A 5.26% 12/29/49......       1,220,000       1,171,554
   -  RBS Capital Trust I
       4.709% 12/29/49..........       2,130,000       1,985,211
  -#  Resona Preferred Global
       Securities Cayman 144A
       7.191% 12/29/49..........       1,725,000       1,766,483
  -#  Shinsei Finance II 144A
       7.16% 7/29/49............       1,170,000       1,168,904
  -#  Sumitomo Mitsui 144A
       5.625% 7/29/49...........       5,410,000       5,164,088
      SunTrust Capital II
       7.90% 6/15/27............       3,330,000       3,465,931
  -#  Vneshtorgbank 144A
       5.955% 8/1/08............       1,655,000       1,658,724
   -  VTB 24 Capital
       6.18% 12/7/09............       1,335,000       1,341,675
      Wachovia
       5.75% 6/15/17............       2,030,000       2,006,560
   #  Wachovia Capital Trust I
       144A
       7.64% 1/15/27............       3,880,000       4,030,885
                                                    ------------
                                                      55,808,250
                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES-0.18%
      Corrections Corporation of
       America 7.50% 5/1/11.....         767,000         781,381
      International Lease Finance
       4.625% 6/2/08............         315,000         312,640
       5.75% 6/15/11............       1,625,000       1,633,218
                                                    ------------
                                                       2,727,239
                                                    ------------
      CONSUMER FINANCE-1.16%
   -  American Express
       6.80% 9/1/66.............       4,170,000       4,307,072
      Ford Motor Credit
       7.80% 6/1/12.............       2,950,000       2,880,678
      -8.105% 1/13/12............      1,115,000       1,113,216
      GMAC
       6.625% 5/15/12...........       1,590,000       1,536,997
       6.875% 9/15/11...........       7,655,000       7,536,623
                                                    ------------
                                                      17,374,586
                                                    ------------
      CONTAINERS & PACKAGING-0.11%
      Pactiv
       5.875% 7/15/12...........         900,000         903,301
       6.40% 1/15/18............         725,000         729,104
                                                    ------------
                                                       1,632,405
                                                    ------------
      DIVERSIFIED FINANCIAL SERVICES-1.96%
      Citigroup
       6.125% 8/25/36...........       2,180,000       2,147,760
  -#  Fuji JGB Investment
       Preferred 144A 9.87%
       12/29/49.................       3,130,000       3,254,464
  -#  ILFC E-Capital Trust II
       144A
       6.25% 12/21/65...........       4,190,000       4,093,278
      JPMorgan Chase
       6.125% 6/27/17...........       1,795,000       1,812,306
      JPMorgan Chase Capital
       XVIII
       6.95% 8/17/36............       1,095,000       1,110,288
   -  JPMorgan Chase Capital XXI
       6.305% 2/2/37............       2,260,000       2,240,532
      TNK-BP Finance
       6.625% 3/20/17...........       4,095,000       3,979,726
   #  TNK-BP Finance 144A
       6.625% 3/20/17...........       2,525,000       2,452,533
  -#  USB Realty 144A
       6.091% 12/22/49..........       8,400,000       8,248,044
                                                    ------------
                                                      29,338,931
                                                    ------------
      DIVERSIFIED TELECOMMUNICATION SERVICES-1.61%
      AT&T
       7.30% 11/15/11...........       2,785,000       2,967,347
       8.00% 11/15/31...........       1,650,000       1,966,912
      BellSouth
       4.20% 9/15/09............       1,485,000       1,447,051
      Citizens Communications
       9.25% 5/15/11............       3,135,000       3,401,474
      Embarq
       6.738% 6/1/13............       1,935,000       1,974,294
       7.082% 6/1/16............       2,715,000       2,734,676
      Telecom Italia Capital
       4.00% 1/15/10............         385,000         370,329
      -5.969% 7/18/11............      1,905,000       1,919,274
      Telefonica Emisiones
       5.984% 6/20/11...........       1,345,000       1,358,560
       6.221% 7/3/17............       1,440,000       1,439,040
       6.421% 6/20/16...........       1,100,000       1,117,233
       7.045% 6/20/36...........       1,060,000       1,101,162
      Triton PCS
       8.50% 6/1/13.............       1,685,000       1,731,338
      Windstream
       8.125% 8/1/13............         615,000         645,750
                                                    ------------
                                                      24,174,440
                                                    ------------
      ELECTRIC UTILITIES-2.62%
   -  Alabama Power Capital Trust
       IV 4.75% 10/1/42.........       4,775,000       4,765,617
   -  Avista Capital Trust III
       6.50% 4/1/34.............         990,000         987,872

                            LVIP Delaware Bond Fund-6

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)

      CORPORATE BONDS (CONTINUED)
      ELECTRIC UTILITIES (CONTINUED)
      Commonwealth Edison
       5.95% 8/15/16............    $  4,435,000    $  4,349,298
      Consumers Energy
       6.00% 2/15/14............       3,965,000       4,009,908
      FPL Group Capital
       5.625% 9/1/11............       2,480,000       2,481,610
      -6.65% 6/15/67.............      1,025,000       1,018,338
      Pepco Holdings
       5.50% 8/15/07............       1,935,000       1,935,830
      -5.985% 6/1/10.............      2,685,000       2,688,431
       6.125% 6/1/17............       1,020,000       1,009,874
   #  Power Contract Financing
       144A 6.256% 2/1/10.......       3,233,002       3,255,151
   -  Progress Energy
       5.806% 1/15/10...........       3,170,000       3,180,290
      Southwestern Public Service
       6.00% 10/1/36............       3,025,000       2,881,639
   #  TAQA 144A
       5.875% 10/27/16..........       2,370,000       2,322,427
       6.50% 10/27/36...........       4,425,000       4,307,069
                                                    ------------
                                                      39,193,354
                                                    ------------
      FOOD & STAPLES RETAILING-0.35%
      CVS Caremark
       5.75% 6/1/17.............       1,665,000       1,609,409
       6.25% 6/1/27.............       1,305,000       1,268,014
      Kroger
       6.375% 3/1/08............       2,415,000       2,427,956
                                                    ------------
                                                       5,305,379
                                                    ------------
      FOOD PRODUCTS-0.10%
      Smithfield Foods
       7.75% 7/1/17.............       1,475,000       1,482,375
                                                    ------------
                                                       1,482,375
                                                    ------------
      GAS UTILITIES-0.78%
      Atmos Energy
       4.00% 10/15/09...........       2,715,000       2,625,082
   #  Caithness Coso Funding 144A
       5.489% 6/15/19...........       1,942,063       1,883,791
      Oneok
       5.51% 2/16/08............       2,230,000       2,230,283
      Southern Union
       6.15% 8/16/08............       4,935,000       4,960,114
                                                    ------------
                                                      11,699,270
                                                    ------------
      HEALTH CARE EQUIPMENT & SUPPLIES-0.36%
      Baxter International
       5.196% 2/16/08...........       1,835,000       1,832,591
      Boston Scientific
       6.40% 6/15/16............       2,280,000       2,218,763
      Medtronic
       4.75% 9/15/15............       1,440,000       1,342,813
                                                    ------------
                                                       5,394,167
                                                    ------------
      HEALTH CARE PROVIDERS & SERVICES-0.81%
      AmerisourceBergen
       5.625% 9/15/12...........          20,000          19,698
       5.875% 9/15/15...........       4,260,000       4,117,639
      US Oncology
       9.00% 8/15/12............       1,605,000       1,661,175
      WellPoint
       4.25% 12/15/09...........       1,375,000       1,332,664
       5.875% 6/15/17...........       5,070,000       5,017,084
                                                    ------------
                                                      12,148,260
                                                    ------------
      HOTELS, RESTAURANTS & LEISURE-0.06%
      Mandalay Resort Group
       9.50% 8/1/08.............         845,000         874,575
                                                    ------------
                                                         874,575
                                                    ------------
      HOUSEHOLD DURABLES-0.48%
      Centex
       4.875% 8/15/08...........       5,095,000       5,037,075
      Fortune Brands
       5.125% 1/15/11...........       2,140,000       2,089,892
                                                    ------------
                                                       7,126,967
                                                    ------------
      INDUSTRIAL CONGLOMERATES-0.39%
      General Electric
       5.00% 2/1/13.............       3,912,000       3,797,370
   #  Siemens Finance 144A
       6.125% 8/17/26...........       2,115,000       2,093,002
                                                    ------------
                                                       5,890,372
                                                    ------------
      INSURANCE-2.21%
   #  Farmers Insurance Exchange
       144A 8.625% 5/1/24.......       5,605,000       6,491,379
      MetLife
       5.00% 6/15/15............       1,245,000       1,177,340
      Montpelier Re Holdings
       6.125% 8/15/13...........         905,000         879,569
   #  Mutual of Omaha Insurance
       144A 6.80% 6/15/36.......       1,585,000       1,645,525
   #  Nationwide Mutual Insurance
       144A 7.875% 4/1/33.......       2,655,000       3,069,222
      Prudential Financial
       6.10% 6/15/17............       1,035,000       1,048,609
      SAFECO Capital Trust I
       8.072% 7/15/37...........       4,240,000       4,415,786
      St. Paul Travelers
       Companies
       5.01% 8/16/07............       1,685,000       1,684,321
      Travelers Companies
       6.25% 6/15/37............       2,675,000       2,598,939

                            LVIP Delaware Bond Fund-7

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)

      CORPORATE BONDS (CONTINUED)
      INSURANCE (CONTINUED)
  -#  Twin Reefs Pass Through
       Trust 144A 6.32%
       12/31/49.................    $  5,200,000    $  5,216,719
      Unitrin
       6.00% 5/15/17............       3,195,000       3,102,776
   -  XL Capital
       6.50% 12/31/49...........       1,875,000       1,764,075
                                                    ------------
                                                      33,094,260
                                                    ------------
      IT SERVICES-0.14%
      Sungard Data Systems
       10.25% 8/15/15...........       2,046,000       2,173,875
                                                    ------------
                                                       2,173,875
                                                    ------------
      MACHINERY-0.06%
      Caterpillar
       6.05% 8/15/36............         840,000         829,177
                                                    ------------
                                                         829,177
                                                    ------------
      MARINE-0.25%
   #  DP World 144A
       6.85% 7/2/37.............       3,725,000       3,733,027
                                                    ------------
                                                       3,733,027
                                                    ------------
      MEDIA-1.35%
      CCH I Holdings
       13.50% 1/15/14...........       1,870,000       1,928,438
      Comcast
      -5.656% 7/14/09............      1,610,000       1,610,898
       6.50% 11/15/35...........       1,485,000       1,444,050
      Cox Communications
       4.625% 1/15/10...........       1,835,000       1,793,377
      CSC Holdings
       6.75% 4/15/12............         210,000         200,550
      Time Warner
       5.50% 11/15/11...........       1,900,000       1,880,677
   #  Time Warner Cable 144A
       5.40% 7/2/12.............       5,845,000       5,746,113
       5.85% 5/1/17.............       2,110,000       2,056,060
       6.55% 5/1/37.............         385,000         373,297
      Time Warner Entertainment
       8.375% 3/15/23...........         922,000       1,060,824
      Viacom
       5.75% 4/30/11............       2,090,000       2,088,742
                                                    ------------
                                                      20,183,026
                                                    ------------
      METALS & MINING-0.43%
      Newmont Gold
       8.91% 1/5/09.............         222,918         229,695
      U.S. Steel
       6.05% 6/1/17.............       1,635,000       1,597,397
       6.65% 6/1/37.............       1,385,000       1,345,489
      Vale Overseas
       6.25% 1/23/17............       1,890,000       1,883,989
       6.875% 11/21/36..........       1,325,000       1,335,184
                                                    ------------
                                                       6,391,754
                                                    ------------
      MULTILINE RETAIL-0.66%
      Macy's Retail Holdings
       5.35% 3/15/12............       1,965,000       1,932,477
       3.95% 7/15/07............       3,977,000       3,974,960
      Penney (J.C.)
       6.375% 10/15/36..........       2,545,000       2,431,414
       8.00% 3/1/10.............       1,455,000       1,537,267
                                                    ------------
                                                       9,876,118
                                                    ------------
      MULTI-UTILITIES & UNREGULATED POWER-1.23%
      Avista
       9.75% 6/1/08.............       2,265,000       2,348,936
      Dominion Resources
       5.687% 5/15/08...........       2,995,000       2,999,232
   -  NiSource Finance
       5.93% 11/23/09...........       1,945,000       1,949,102
      PSEG Funding Trust I
       5.381% 11/16/07..........       5,800,000       5,795,348
      Puget Sound Energy
       5.483% 6/1/35............       1,585,000       1,404,800
   -  Sempra Energy
       5.83% 5/21/08............       2,815,000       2,816,408
      TECO Energy
       7.20% 5/1/11.............         210,000         218,679
      Xcel Energy
       6.50% 7/1/36.............         920,000         933,514
                                                    ------------
                                                      18,466,019
                                                    ------------
      OIL, GAS & CONSUMABLE FUELS-1.92%
      Anadarko Petroleum
       6.45% 9/15/36............       1,540,000       1,485,961

      Apache
       5.25% 4/15/13............       1,795,000       1,761,674
       5.625% 1/15/17...........       2,405,000       2,352,997
      Canadian Natural Resources
       5.70% 5/15/17............       3,185,000       3,086,775
   #  Canadian Oil Sands 144A
       4.80% 8/10/09............       2,745,000       2,701,171
      Cimarex Energy
       7.125% 5/1/17............          65,000          63,700
      Devon Energy
       7.95% 4/15/32............         465,000         545,147
      Enbridge
       5.80% 6/15/14............         535,000         531,335
      Enterprise Products
       Operating
       4.00% 10/15/07...........       2,510,000       2,499,774
       4.625% 10/15/09..........       2,295,000       2,248,976

                            LVIP Delaware Bond Fund-8

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)

      CORPORATE BONDS (CONTINUED)
      OIL, GAS & CONSUMABLE FUELS (CONTINUED)
   #  Lukoil International
       Finance 144A
       6.356% 6/7/17............    $    465,000    $    450,818
       6.656% 6/7/22............         465,000         452,213
      Nexen
       6.40% 5/15/37............       1,045,000       1,002,300
   #  Ras Laffan Liquefied
       Natural Gas III 144A
       5.832% 9/30/16...........       2,615,000       2,575,362
      Suncor Energy
       6.50% 6/15/38............       1,080,000       1,088,882
      Valero Energy
       6.625% 6/15/37...........       1,035,000       1,033,568
      Valero Logistics Operations
       6.05% 3/15/13............       4,960,000       4,964,007
                                                    ------------
                                                      28,844,660
                                                    ------------
      PAPER & FOREST PRODUCTS-0.21%
      Bowater
       9.00% 8/1/09.............       1,305,000       1,331,100
   #  Stora Enso 144A
       7.25% 4/15/36............       1,815,000       1,812,967
                                                    ------------
                                                       3,144,067
                                                    ------------
      PHARMACEUTICALS-0.26%
      Schering-Plough
       6.75% 12/1/33............         273,000         293,559
      Wyeth
       5.50% 2/1/14.............       2,330,000       2,299,537
       5.95% 4/1/37.............       1,425,000       1,366,467
                                                    ------------
                                                       3,959,563
                                                    ------------
      REAL ESTATE INVESTMENT TRUSTS-0.50%
      Developers Diversified
       Realty
       4.625% 8/1/10............       2,995,000       2,908,469
       5.375% 10/15/12..........         480,000         470,904
      HRPT Properties Trust
       6.25% 6/15/17............       2,055,000       2,074,426
      Regency Centers
       5.875% 6/15/17...........       2,050,000       2,019,719
                                                    ------------
                                                       7,473,518
                                                    ------------
      ROAD & RAIL-0.37%
   #  Erac USA Finance 144A
       7.35% 6/15/08............       5,415,000       5,490,350
                                                    ------------
                                                       5,490,350
                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.03%
   #  Freescale Semiconductor
       144A 10.125% 12/15/16....         405,000         382,725
                                                    ------------
                                                         382,725
                                                    ------------
      SPECIALTY RETAIL-0.00%
      RadioShack
       6.95% 9/1/07.............          55,000          55,062
                                                    ------------
                                                          55,062
                                                    ------------
      THRIFT & MORTGAGE FINANCE-1.85%
   #  Northern Rock 144A
       5.625% 6/22/17...........       3,145,000       3,161,533
      -6.594% 6/29/49............      2,115,000       2,129,401
      PMI Group
       5.568% 11/15/08..........       3,180,000       3,170,549
      Residential Capital
      -5.86% 6/9/08..............      2,655,000       2,628,681
       6.00% 2/22/11............       2,040,000       1,975,558
       6.125% 11/21/08..........       2,400,000       2,378,868
       6.375% 6/30/10...........       1,901,000       1,877,717
      -6.66% 11/21/08............      1,305,000       1,308,911
   -  #144A 7.187% 4/17/09.......      3,720,000       3,704,915
  -#  Washington Mutual Preferred
       Funding II 144A
       6.895% 12/31/49...........      5,500,000       5,429,634
                                                    ------------
                                                      27,765,767
                                                    ------------
      TOBACCO-0.05%
      UST
       6.625% 7/15/12...........         715,000         742,468
                                                    ------------
                                                         742,468
                                                    ------------
      WIRELESS TELECOMMUNICATION SERVICES-0.64%
      Nextel Communications
       6.875% 10/31/13..........       3,915,000       3,889,330
      Sprint Capital
       7.625% 1/30/11...........       2,910,000       3,064,023
      Sprint Nextel
      -5.76% 6/28/10.............      2,010,000       2,011,095
       6.00% 12/1/16............         625,000         593,951
                                                    ------------
                                                       9,558,399
                                                    ------------
      TOTAL CORPORATE BONDS
       (COST $461,459,028)......                     461,485,990
                                                    ------------
      FOREIGN AGENCY-0.23%
      Pemex Project Funding
       Master Trust
       6.125% 8/15/08...........       3,457,000       3,486,385
                                                    ------------
      TOTAL FOREIGN AGENCY
       (COST $3,500,511)........                       3,486,385
                                                    ------------
      MUNICIPAL BONDS-1.32%
sec.  California State
       5.00% 2/1/33-14..........           5,000           5,300
      California State University
       Systemwide Revenue
       5.00% 11/1/30 (AMBAC)....       2,090,000       2,158,949

                            LVIP Delaware Bond Fund-9

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

Illinois State Taxable Pension
5.10% 6/1/33..................................................2,845,0002,594,384
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00%
7/15/36.......................................................1,200,0001,242,144
Mississippi Single Family Mortgage Taxable Revenue
Series G CL 3
 6.93% 11/1/23 (GNMA) (FNMA)....................................... 64,60565,544
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75%
6/15/29.......................................................2,060,0002,194,415
New York State Urban Development Series A-1
5.25% 3/15/34 (FGIC)..........................................2,185,0002,297,200
Oregon State Taxable Pension
5.892% 6/1/27.................................................2,915,0002,956,976
Sales Tax Asset Receivables Series B 4.66% 10/15/14 (FGIC)........400,000380,304
West Virginia Economic Development Authority Revenue
5.37% 7/1/20 (MBIA)...............................................690,000671,874
West Virginia Tobacco Settlement Finance Authority Revenue
7.467% 6/1/47.................................................3,710,0003,786,759
Wisconsin State General Taxable Revenue Series A
5.70% 5/1/26 (FSA)............................................1,455,0001,442,109

TOTAL MUNICIPAL BONDS
(COST $19,728,006)...................................................19,795,958

NON-AGENCY ASSET-BACKED SECURITIES-9.11%
NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
-Bank of America Credit Card Trust
Series 2006-A10 A10
5.30% 2/15/12...............................................48,380,00048,359,200
#Cendant Timeshare Receivables Funding 2004-1A A1 144A
3.67% 5/20/16.....................................................385,232374,863
Citibank Credit Card Issuance Trust
Series 2007-A3 A3
6.15% 6/15/39.................................................8,330,0008,434,125
Countrywide Asset-Backed Certificates
#Series 2004-BC1 Note 144A
5.50% 4/25/35...........................................................1,266633
-Series 2006-11 1AF3
6.05% 9/25/46.................................................3,843,0003,850,357
-Series 2006-15 A3
5.689% 10/25/46...............................................3,215,0003,191,282
 Series 2006-S2 A2
5.627% 7/25/27................................................3,540,0003,529,330
 Series 2006-S3 A2
6.085% 6/25/21................................................3,680,0003,688,974
Countrywide Asset-Backed Certificates
-Series 2006-S6 A2
5.519% 3/25/34................................................3,990,0003,970,287
-Series 2006-S7 A3
5.712% 11/25/35...............................................7,680,0007,602,146
-Series 2006-S9 A3
5.728% 8/25/36................................................4,835,0004,759,489
 Series 2007-4 A2
5.53% 9/25/37.................................................3,630,0003,608,394
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A
5.556% 9/25/36................................................3,641,0003,611,406
 Series 2007-CB1 AF2
5.721% 1/25/37................................................2,660,0002,653,643
#Dunkin Securitization
Series 2006-1 A2 144A
5.779% 6/20/31................................................4,216,0004,230,006
-GMAC Mortgage Loan Trust
Series 2006-HE3 A2
5.75% 10/25/36................................................1,445,0001,442,108
GSAMP Trust
Series 2006-S3 A1
6.085% 5/25/36................................................2,484,4682,467,340
-#MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35................................................1,859,7841,802,693
Mid-State Trust
 Series 11 A1
4.864% 7/15/38....................................................807,835754,718
 Series 2004-1 A
6.005% 8/15/37....................................................493,530492,816
 Series 2005-1 A
5.745% 1/15/40....................................................510,345497,905
#Series 2006-1 A 144A
5.787% 10/15/40...............................................1,875,1201,827,070
Renaissance Home Equity Loan Trust
 Series 2005-4 A2
5.399% 2/25/36................................................1,697,2761,691,291
 Series 2005-4 A3
5.565% 2/25/36................................................1,190,0001,185,167
 Series 2006-1 AF3
5.608% 5/25/36................................................1,435,0001,430,178
 Series 2006-2 AF3
5.797% 8/25/36................................................1,300,0001,298,667
 Series 2007-2 AF2
5.675% 6/25/37................................................1,565,0001,565,000
Residential Asset Securities Series 2003-KS9 AI6
4.71% 11/25/33................................................2,707,2862,626,526

                           LVIP Delaware Bond Fund-10

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)

      NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
      Residential Funding
       Mortgage Securities II
       Series 2006-HI2 A3
       5.79% 2/25/36............    $  3,420,000    $  3,409,222
      RSB Bondco Series 2007-A A2
       5.72% 4/1/18.............       2,835,000       2,833,662
   #  Sail Net Interest Margin
       Series 2003-10A A 144A
       7.50% 10/27/33...........          65,901               7
   #  Sharp Net Interest Margin
       Trust
       Series 2004-2N Note 144A
       7.00% 1/25/34............          92,591          46,353
   #  Sierra Receivables Funding
       144A
       Series 2003-1A
       3.09% 1/15/14............         288,785         283,040
       Series 2003-2A A1
       3.03% 12/15/15...........         414,409         402,451
      Structured Asset Securities
       Series 2001-SB1 A2
       3.375% 8/25/31...........       1,652,744       1,480,864
       Series 2005-2XS 1A2A
       4.51% 2/25/35............       7,244,587       7,105,033
                                                    ------------
      TOTAL NON-AGENCY ASSET-
       BACKED SECURITIES
       (COST $137,089,612)......                     136,506,246
                                                    ------------
      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-17.48%
      Bank of America Alternative Loan Trust
       Series 2003-10 2A1
       6.00% 12/25/33...........       2,108,177       2,079,519
       Series 2004-2 1A1
       6.00% 3/25/34............       2,047,017       2,015,992
       Series 2004-10 1CB1
       6.00% 11/25/34...........       1,066,700       1,073,533
       Series 2004-11 1CB1
       6.00% 12/25/34...........       3,649,099       3,598,355
       Series 2005-9 5A1
       5.50% 10/25/20...........       3,090,245       3,028,440
      Bank of America Funding
       Series 2005-8 1A1
       5.50% 1/25/36............       1,924,315       1,840,428
      -Series 2006-F 1A2
       5.173% 7/20/36...........       3,785,369       3,745,485
      Bank of America Mortgage
       Securities
      -Series 2003-D 1A2
       7.289% 5/25/33...........          16,402          16,530
      -Series 2004-L 4A1
       5.156% 1/25/35...........       2,125,122       2,082,789
       Series 2005-9 2A1
       4.75% 10/25/20...........       5,080,092       4,932,560
      Bear Stearns Adjustable
       Rate Mortgage Trust
       Series 2007-3 1A1 5.493%
       5/25/47..................       4,729,189       4,686,910
   -  Bear Stearns Alternative A
       Trust
       Series 2006-3 33A1
       6.162% 5/25/36...........       2,972,221       2,980,479
       Series 2006-3 34A1
       6.155% 5/25/36...........       4,643,713       4,656,448
      Bear Stearns Asset-Backed
       Securities Series 2005-
       AC8 A5
       5.50% 11/25/35...........       3,812,589       3,798,778
      Chase Mortgage Finance
       Series 2003-S8 A2
       5.00% 9/25/18............       2,727,185       2,638,089
   -  Citigroup Mortgage Loan
       Trust
       Series 2007-AR5 1AB
       5.625% 4/25/37...........       4,391,933       4,354,775
      Countrywide Alternative
       Loan Trust
       Series 2004-28CB 6A1
       6.00% 1/25/35............       1,494,178       1,473,400
      -Series 2004-J7 1A2
       4.673% 8/25/34...........         699,711         694,817
       Series 2004-J8 1A1
       7.00% 9/25/34............       1,668,772       1,705,799
       Series 2005-57CB 4A3
       5.50% 12/25/35...........       3,993,303       3,958,398
      -Series 2005-63 3A1
       5.894% 11/25/35..........       4,084,342       4,071,117
       Series 2005-85CB 2A2
       5.50% 2/25/36............       4,783,071       4,756,133
       Series 2006-2CB A3
       5.50% 3/25/36............       4,307,382       4,276,075
      Countrywide Home Loan
       Mortgage Pass Through
       Trust
       Series 2005-23 A1
       5.50% 11/25/35...........       6,512,235       6,228,344
       Series 2005-29 A1
       5.75% 12/25/35...........       4,964,472       4,811,629
       Series 2006-1 A2
       6.00% 3/25/36............       3,048,160       2,991,484
       Series 2006-1 A3
       6.00% 3/25/36............         452,777         441,953
      -Series 2006-HYB3 3A1A
       6.097% 5/20/36...........       3,963,551       3,985,685
      Credit Suisse First Boston
       Mortgage Securities
       Series 2004-1 3A1
       7.00% 2/25/34............         294,548         300,163
      First Horizon Asset
       Securities
       Series 2003-5 1A17
       8.00% 7/25/33............         675,607         704,001

                           LVIP Delaware Bond Fund-11

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)

      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
      First Horizon Asset
       Securities
      -Series 2004-AR5 4A1
       5.708% 10/25/34..........    $  1,655,915    $  1,644,385
      -Series 2007-AR2 1A1
       5.865% 8/25/37...........       1,000,000         998,750
   -  GMAC Mortgage Loan Trust
       Series 2005-AR2 4A
       5.188% 5/25/35...........       3,968,054       3,887,496
   #  GSMPS Mortgage Loan Trust
       144A Series 1998-3 A
       7.75% 9/19/27............         578,758         602,878
       Series 1999-3 A
       8.00% 8/19/29............       1,067,821       1,118,768
       Series 2005-RP1 1A3
       8.00% 1/25/35............       2,552,213       2,680,820
       Series 2005-RP1 1A4
       8.50% 1/25/35............       2,212,509       2,344,916
       Series 2006-RP1 1A3
       8.00% 1/25/36............       1,384,965       1,461,607
      GSR Mortgage Loan Trust
       Series 2006-1F 5A2
       6.00% 2/25/36............       1,317,258       1,285,767
   -  JPMorgan Mortgage Trust
       Series 2005-A1 4A1
       4.778% 2/25/35...........       4,312,204       4,193,977
       Series 2005-A4 1A1
       5.399% 7/25/35...........       2,419,985       2,384,851
       Series 2005-A6 1A2
       5.14% 9/25/35............       4,865,000       4,710,792
       Series 2006-A2 3A3
       5.678% 4/25/36...........       3,729,000       3,631,557
      Lehman Mortgage Trust
       Series 2005-2 2A3
       5.50% 12/25/35...........       2,960,722       2,945,294
   -  MASTR Adjustable Rate
       Mortgages Trust Series
       2003-6 1A2
       5.90% 12/25/33...........         739,646         751,589
       Series 2005-6 7A1
       5.339% 6/25/35...........       1,502,786       1,479,975
       Series 2006-2 4A1
       4.991% 2/25/36...........       2,467,471       2,425,810
      MASTR Alternative Loans
       Trust
       Series 2003-2 6A1
       6.00% 3/25/33............         300,873         296,783
       Series 2003-6 3A1
       8.00% 9/25/33............         333,590         340,288
       Series 2003-9 1A1
       5.50% 12/25/18...........       1,975,698       1,937,419
   #  MASTR Reperforming Loan
       Trust 144A
       Series 2005-1 1A5
       8.00% 8/25/34............       2,265,985       2,376,558
       Series 2005-2 1A4
       8.00% 5/25/35............       2,680,449       2,824,364
      Nomura Asset Acceptance
       Series 2005-WF1 2A2
       4.786% 3/25/35...........       4,685,000       4,573,087
      -Series 2006-AF1 1A2
       6.159% 5/25/36...........         105,000         105,782
      Residential Asset Mortgage
       Products
       Series 2004-SL4 A3
       6.50% 7/25/32............       1,456,565       1,475,138
   -  Residential Funding
       Mortgage Securities I
       Series 2006-SA3 3A1
       6.044% 9/25/36...........       3,864,532       3,873,692
   -  Structured Adjustable Rate
       Mortgage Loan Trust
       Series 2004-18 5A
       5.50% 12/25/34...........       1,795,194       1,776,466
       Series 2005-22 4A2
       5.373% 12/25/35..........         202,916         199,149
       Series 2006-5 5A4
       5.56% 6/25/36............         861,352         849,581
   -  Structured Asset Securities
       Series 2002-22H 1A
       6.951% 11/25/32..........         355,477         359,166
       Series 2005-6 B2
       5.344% 5/25/35...........         822,028         754,014
      Washington Mutual
       Alternative Mortgage Pass
       Through Certificates
       Series 2005-9 3CB
       5.50% 10/25/20...........       2,474,142       2,450,794
       Series 2006-2 2CB
       6.50% 3/25/36............       2,731,355       2,745,438
       Series 2006-5 2CB3
       6.00% 7/25/36............       4,005,478       4,032,233
      -Series 2006-AR5 3A
       5.969% 7/25/46...........       2,805,236       2,807,318
      Washington Mutual Mortgage
       Pass Through Certificates
       Series 2003-S10 A2
       5.00% 10/25/18...........       3,907,848       3,784,116
       Series 2004-CB3 4A
       6.00% 10/25/19...........       2,486,710       2,487,561
      -Series 2006-AR8 1A5
       5.90% 8/25/46............         772,913         774,885
      -Series 2006-AR8 2A3
       6.139% 8/25/36...........         514,417         516,725
      -Series 2006-AR10 1A1
       5.953% 9/25/36...........       4,955,204       4,950,559

                           LVIP Delaware Bond Fund-12

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)

      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
      Washington Mutual Mortgage
       Pass Through Certificates
      -Series 2006-AR14 1A4
       5.651% 11/25/36..........    $  3,968,779    $  3,957,528
      -Series 2007-HY1 1A1
       5.722% 2/25/37...........       7,858,420       7,837,720
      -Series 2007-HY3 4A1
       5.354% 3/25/37...........       9,851,981       9,760,484
      Wells Fargo Mortgage-Backed
       Securities Trust
      -Series 2004-T A1
       5.026% 9/25/34...........       1,558,197       1,570,032
       Series 2005-7 A2
       5.25% 9/25/35............       2,728,157       2,555,622
       Series 2005-11 1A3
       5.50% 11/25/35...........       2,725,908       2,601,113
       Series 2005-14 2A1
       5.50% 12/25/35...........       6,025,172       5,762,514
       Series 2005-17 1A1
       5.50% 1/25/36............       9,679,316       9,245,261
       Series 2005-18 1A1
       5.50% 1/25/36............       3,170,290       3,028,123
       Series 2006-4 2A3
       5.75% 4/25/36............       1,895,382       1,843,819
       Series 2006-7 2A1
       6.00% 6/25/36............       7,074,567       6,940,815
      -Series 2006-AR4 1A1
       5.862% 4/25/36...........       2,104,753       2,098,125
      -Series 2006-AR4 2A1
       5.777% 4/25/36...........       8,370,143       8,325,177
      -Series 2006-AR6 7A1
       5.111% 3/25/36...........       8,082,698       7,899,887
      -Series 2006-AR10 5A1
       5.599% 7/25/36...........       3,731,937       3,710,937
      -Series 2006-AR11 A7
       5.519% 8/25/36...........       4,272,288       4,223,856
      -Series 2006-AR12 1A2
       6.031% 9/25/36...........       2,205,617       2,214,041
      -Series 2006-AR12 2A2
       6.102% 9/25/36...........       1,852,998       1,858,108
      -Series 2006-AR19 A1
       5.668% 12/25/36..........       3,765,159       3,718,117
                                                    ------------
      TOTAL NON-AGENCY
       COLLATERALIZED MORTGAGE
       OBLIGATIONS
       (COST $263,638,343)......                     261,919,735
                                                    ------------
      U.S. TREASURY OBLIGATIONS-6.86%
      U.S. Treasury Bonds
       4.50% 2/15/36............      23,340,000      21,140,952
      U.S. Treasury Inflation
       Index Notes
       2.00% 1/15/14............       8,148,928       7,833,801
       2.00% 1/15/26............       4,529,916       4,104,530
       2.375% 1/15/17...........      17,556,537      17,146,434
       2.50% 7/15/16............         122,813         121,479
       3.00% 7/15/12............       5,960,313       6,077,660
       3.625% 1/15/08...........       2,360,419       2,362,633
      U.S. Treasury Notes
       4.50% 5/15/10............       3,980,000       3,939,579
       4.50% 5/15/17............      13,430,000      12,880,216
       4.875% 6/30/09...........      16,486,000      16,489,874
       4.875% 6/30/12...........       3,740,000       3,730,945
   *  U.S. Treasury Strip
       4.103% 11/15/13..........       9,530,000       6,970,957
                                                    ------------
      TOTAL U.S. TREASURY
       OBLIGATIONS
       (COST $103,721,806)......                     102,799,060
                                                    ------------


                                      NUMBER OF
                                       SHARES

      PREFERRED STOCK-0.00%
      ION Media Networks PIK
       13.25%...................               2          22,140
                                                    ------------
      TOTAL PREFERRED STOCK
       (COST $16,200)...........                          22,140
                                                    ------------
      WARRANTS-0.00%
 @+#  Pliant 144A, exercise price
       $0.01, expiration date
       6/1/10...................              20               0
  +#  Solutia 144A, exercise
       price $7.59, expiration
       date 7/15/09.............           4,350               0
                                                    ------------
      TOTAL WARRANTS
       (COST $370,046)..........                               0
                                                    ------------


                                      PRINCIPAL
                                       AMOUNT
                                      (U.S. $)

      CERTIFICATES OF DEPOSIT-3.34%
      First Tennessee Bank
       5.30% 7/23/07............    $$25,000,000      24,999,648
      Harris
       5.34% 12/3/07............      10,000,000       9,998,973
      Natixis
       5.345% 8/17/07...........      15,000,000      14,998,416
                                                    ------------
      TOTAL CERTIFICATES OF
       DEPOSIT
       (COST $50,000,380).......                      49,997,037
                                                    ------------
  =/  DISCOUNTED COMMERCIAL PAPER-18.66%
      Barton Capital
       5.273% 7/3/07............      18,330,000      18,324,664
      Cargill Global Funding
       5.309% 7/31/07...........      19,120,000      19,036,191
      Chesham Finance
       5.402% 7/2/07............      35,000,000      34,994,749
      Cullinan Finance
       5.327% 8/13/07...........      15,000,000      14,905,400

                           LVIP Delaware Bond Fund-13

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT           VALUE
                                      (U.S. $)        (U.S. $)

  =/  DISCOUNTED COMMERCIAL PAPER (CONTINUED)
      Eureka Securitization
      5.29% 7/13/07..............   $  9,750,000       9,732,970
      5.31% 8/3/07...............      6,430,000       6,398,938
      Fountain Square Commercial
       Funding 5.307% 8/6/07....      17,086,000      16,996,128
      Goldman Sachs Group
       5.298% 7/2/07............      20,000,000      19,997,089
      Natixis
       5.402% 7/2/07............       6,900,000       6,898,965
      Sigma Finance
       5.322% 9/13/07...........      20,000,000      19,785,218
      Skandinaviska Enskilda
       Banken 5.347% 8/1/07.....       7,000,000       6,968,625
<Ca-
  p-
  t-
  i-
  o-
  n>
                                      Principal
                                       Amount           Value
                                      (U.S. $)        (U.S. $)

      Starbird Funding
      5.298% 8/1/07..............   $ 25,000,000    $ 24,886,549
      5.305% 7/16/07.............     10,000,000       9,978,000
      Swedish Housing Finance
       5.331% 12/4/07...........      15,000,000      14,663,198
      Three Pillars Funding
       5.285% 7/9/07............      20,000,000      19,976,622
       5.313% 7/20/07...........      21,480,000      21,420,029
      Westpac Securities
       5.331% 11/30/07..........      15,000,000      14,671,638
                                                    ------------
      TOTAL DISCOUNTED COMMERCIAL
       PAPER (COST
       $279,633,036)............                     279,634,973
                                                    ------------








TOTAL VALUE OF SECURITIES-117.95% (COST $1,777,403,720)......................    1,767,310,964
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(17.95%).....................     (268,946,358)
                                                                                --------------
NET ASSETS APPLICABLE TO 117,463,765 SHARES OUTSTANDING-100.00%..............   $1,498,364,606
                                                                                ==============
NET ASSET VALUE-LVIP DELAWARE BOND FUND STANDARD CLASS ($962,972,619 /
  75,457,219 SHARES).........................................................          $12.762
                                                                                       =======
NET ASSET VALUE-LVIP DELAWARE BOND FUND SERVICE CLASS ($535,391,987 /
  42,006,546 SHARES).........................................................          $12.745
                                                                                       =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)...............   $1,485,849,988
Undistributed net investment income..........................................       43,893,249
Accumulated net realized loss on investments.................................      (20,499,758)
Net unrealized depreciation of investments...................................      (10,878,873)
                                                                                --------------
Total net assets.............................................................   $1,498,364,606
                                                                                ==============




----------
- Variable rate security. The rate shown is the rate as of June 30, 2007.

* Zero coupon security. The rate shown is the yield at the time of purchase.

+ Non-income producing security for the period ended June 30, 2007.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2007, the aggregate amount of fair valued securities equaled $500,649, which represented 0.03% of the Fund's net assets.

@ Illiquid security. At June 30, 2007, the aggregate amount of illiquid securities equaled $500,649, which represented 0.03% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

sec. Pre-Refunded bonds. Municipals that are generally backed or secured by U.S.
     Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $190,343,072, which represented 12.70% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

 Fully or partially pledged as collateral for financial futures contracts.

 Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

 Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2007, the aggregate amount of these securities equaled $244,966,246, which represented 16.35% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

=/ The rate shown is the effective yield at the time of purchase.

 Asset-Backed Commercial Paper.


                           LVIP Delaware Bond Fund-14

LVIP DELAWARE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

SUMMARY OF ABBREVIATIONS:
AMBAC-Insured by the AMBAC Assurance Corporation
ARM-Adjustable Rate Mortgage
CBO-Collateralized Bond Obligation
FGIC-Insured by the Financial Guaranty Insurance Company
FHLMC-Federal Home Loan Mortgage Corporation
FNMA-Insured by Federal National Mortgage Association
FSA-Insured by Financial Security Assurance
GNMA-Insured by the Government National Mortgage Association
GSMPS-Goldman Sachs Reperforming Mortgage Securities
MBIA-Insured by the Municipal Bond Insurance Association
PIK-Pay-in-kind
S.F.-Single Family
TBA-To be announced
yr-Year

The following financial futures contracts were outstanding at June 30, 2007:

FINANCIAL FUTURES CONTRACTS(1)


                                                                                                        UNREALIZED
                                           NOTIONAL            NOTIONAL                                APPRECIATION
     CONTRACTS TO BUY (SELL)           COST (PROCEEDS)           VALUE          EXPIRATION DATE       (DEPRECIATION)
--------------------------------       ---------------       ------------       ---------------       --------------


1,201 U.S. Treasury 5 year Notes         $125,041,641        $124,997,828           9/30/07              $ (43,813)
919 U.S. Treasury 10 year Notes            98,013,131          97,141,172           9/30/07               (871,959)
(94) U.S. Treasury Long Bond              (10,258,155)        (10,128,500)          9/30/07                129,655
                                                                                                         ---------
                                                                                                         $(786,117)
                                                                                                         =========



The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 8 in "Notes to Financial Statements."

                             See accompanying notes



                           LVIP Delaware Bond Fund-15

LVIP DELAWARE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)




ASSETS:
Investments at market........................................................   $1,767,310,964
Cash.........................................................................        2,763,080
Receivables for securities sold..............................................       87,673,788
Subscriptions receivable.....................................................          538,625
Dividends and interest receivable............................................       11,192,663
Variation margin receivable for futures contracts............................          743,750
Other assets.................................................................           30,350
                                                                                --------------

Total assets.................................................................    1,870,253,220
                                                                                --------------

LIABILITIES:
Payables for securities purchased............................................      370,456,810
Liquidations payable.........................................................          699,627
Due to manager and affiliates................................................          616,394
Other accrued expenses.......................................................          115,783
                                                                                --------------

Total liabilities............................................................      371,888,614
                                                                                --------------

TOTAL NET ASSETS.............................................................   $1,498,364,606
                                                                                ==============

Investments at Cost..........................................................   $1,777,403,720
                                                                                --------------




                             See accompanying notes



                           LVIP Delaware Bond Fund-16

LVIP DELAWARE BOND FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007
(Unaudited)









INVESTMENT INCOME:
Interest.............................   $ 40,224,464
                                        ------------
EXPENSES:
Management fees......................      2,439,065
Distribution expenses-Service Class..        615,903
Accounting and administration
 expenses...........................         314,659
Reports and statements to
 shareholders.......................          75,251
Professional fees....................         34,223
Custodian fees.......................         33,012
Trustees' fees.......................         17,123
Other................................         27,911
                                        ------------
                                           3,557,147
Less expense paid indirectly.........        (21,401)
                                        ------------
Total operating expenses.............      3,535,746
                                        ------------
NET INVESTMENT INCOME................     36,688,718
                                        ------------
NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS:
Net realized loss on:
 Investments........................      (5,975,700)
 Futures contracts..................      (1,466,805)
                                        ------------
Net realized loss....................     (7,442,505)
Net change in unrealized
 appreciation/depreciation of
 investments........................     (16,701,014)
                                        ------------
NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS........................     (24,143,519)
                                        ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $ 12,545,199
                                        ============




                             See accompanying notes


LVIP DELAWARE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS





                                 SIX MONTH
                                   ENDED
                                  6/30/07        YEAR ENDED
                                (UNAUDITED)       12/31/06
                              --------------   --------------


INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income......   $   36,688,718   $   63,591,116
Net realized loss on
 investments..............        (7,442,505)      (3,365,075)
Net change in unrealized
 appreciation/depreciation
 of investments...........       (16,701,014)       1,303,691
                              --------------   --------------
Net increase in net assets
 resulting from
 operations...............        12,545,199       61,529,732
                              --------------   --------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........                --      (40,802,119)
 Service Class............                --      (18,285,883)
                              --------------   --------------
                                          --      (59,088,002)
                              --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........        81,428,218      129,055,786
 Service Class............        86,226,249      167,854,046
Net asset value of shares
 issued upon reinvestment
 of dividends and
 distributions:
 Standard Class...........                --       40,802,119
 Service Class............                --       18,285,883
Net assets from merger(1):
 Service Class............        23,363,861               --
                              --------------   --------------
                                 191,018,328      355,997,834
                              --------------   --------------
Cost of shares repurchased:
 Standard Class...........       (71,257,012)    (149,622,433)
 Service Class............       (39,155,085)     (70,704,661)
                              --------------   --------------
                                (110,412,097)    (220,327,094)
                              --------------   --------------
Increase in net assets
 derived from capital
 share transactions.......        80,606,231      135,670,740
                              --------------   --------------
NET INCREASE IN NET ASSETS        93,151,430      138,112,470
NET ASSETS:
Beginning of period........    1,405,213,176    1,267,100,706
                              --------------   --------------
End of year (including
 undistributed net
 investment income of
 $43,893,249 and
 $7,223,893,
 respectively)............    $1,498,364,606   $1,405,213,176
                              ==============   ==============




----------

(1) See Note 7 in "Notes to Financial Statements."

                             See accompanying notes



                           LVIP Delaware Bond Fund-17

LVIP DELAWARE BOND FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                           LVIP DELAWARE BOND FUND STANDARD CLASS
                                     SIX MONTHS
                                       ENDED
                                      6/30/071                                            YEAR ENDED
                                    (UNAUDITED)         12/31/06         12/31/05          12/31/04          12/31/03(2)
                                    ------------------------------------------------------------------------------------


Net asset value, beginning of
 period.........................      $ 12.640          $ 12.620         $ 12.966          $ 13.223            $ 12.989

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).........        0.328             0.619            0.520             0.566               0.549
Net realized and unrealized gain
 (loss) on investments..........        (0.206)           (0.028)          (0.188)            0.103               0.382
                                      --------          --------         --------          --------            --------

Total from investment
 operations.....................         0.122             0.591            0.332             0.669               0.931
                                      --------          --------         --------          --------            --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income............           --            (0.571)          (0.546)           (0.534)             (0.578)
Net realized gain on
 investments....................            --                --           (0.132)           (0.392)             (0.119)
                                      --------          --------         --------          --------            --------
Total dividends and
 distributions..................            --            (0.571)          (0.678)           (0.926)             (0.697)
                                      --------          --------         --------          --------            --------

Net asset value, end of period...     $ 12.762          $ 12.640         $ 12.620          $ 12.966            $ 13.223
                                      ========          ========         ========          ========            ========

Total return(4)..................        0.97%             4.71%            2.64%             5.30%               7.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).......................      $962,973          $943,819         $921,661          $898,105            $855,329
Ratio of expenses to average net
 assets.........................         0.41%             0.40%            0.41%             0.42%               0.44%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly........         0.41%             0.40%            0.41%             0.42%               0.44%
Ratio of net investment income to
 average net assets.............         5.18%             4.89%            4.02%             4.31%               4.13%
Ratio of net investment income to
 average net assets prior to
 fees waived and expense paid
 indirectly.....................         5.18%             4.89%            4.02%             4.31%               4.13%
Portfolio turnover...............         438%              397%             270%              329%                652%

                                      LVIP
                                    DELAWARE
                                      BOND
                                      FUND
                                    STANDARD
                                      CLASS
                                    12/31/02
                                    --------


Net asset value, beginning of
 period.........................    $ 12.382

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).........      0.675
Net realized and unrealized gain
 (loss) on investments..........       0.560
                                    --------

Total from investment
 operations.....................       1.235
                                    --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income............     (0.627)
Net realized gain on
 investments....................      (0.001)
                                    --------
Total dividends and
 distributions..................      (0.628)
                                    --------

Net asset value, end of period...   $ 12.989
                                    ========

Total return(4)..................     10.13%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).......................    $770,020
Ratio of expenses to average net
 assets.........................       0.44%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly........       0.46%
Ratio of net investment income to
 average net assets.............       5.29%
Ratio of net investment income to
 average net assets prior to
 fees waived and expense paid
 indirectly.....................       5.27%
Portfolio turnover...............       612%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Effective April 30, 2003, the Lincoln National Bond Fund, Inc. was merged into the Bond Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Bond Fund, Inc.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes



                           LVIP Delaware Bond Fund-18

LVIP DELAWARE BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                    LVIP DELAWARE BOND FUND SERVICE CLASS
                                               SIX MONTHS
                                                 ENDED                                                               5/15/03(2)
                                                6/30/071                          YEAR ENDED                             TO
                                              (UNAUDITED)         12/31/06         12/31/05         12/31/04          12/31/03
                                              ---------------------------------------------------------------------------------


Net asset value, beginning of period.......     $ 12.640          $ 12.621         $ 12.966         $ 13.222           $13.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)...................        0.312             0.587            0.488            0.534             0.323
Net realized and unrealized gain (loss) on
 investments..............................        (0.207)           (0.029)          (0.188)           0.103            (0.121)
                                                --------          --------         --------         --------           -------

Total from investment operations...........        0.105             0.558            0.300            0.637             0.202
                                                --------          --------         --------         --------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................           --            (0.539)          (0.513)          (0.501)           (0.561)
Net realized gain on investments...........           --                --           (0.132)          (0.392)           (0.119)
                                                --------          --------         --------         --------           -------
Total dividends and distributions..........           --            (0.539)          (0.645)          (0.893)           (0.680)
                                                --------          --------         --------         --------           -------

Net asset value, end of period.............     $ 12.745          $ 12.640         $ 12.621         $ 12.966           $13.222
                                                ========          ========         ========         ========           =======

Total return(4)............................        0.83%             4.45%            2.39%            5.05%             1.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....     $535,392          $461,394         $345,440         $201,444           $41,918
Ratio of expenses to average net assets....        0.66%             0.65%            0.66%            0.67%             0.69%
Ratio of net investment income to average
 net assets...............................         4.93%             4.64%            3.77%            4.06%             3.84%
Portfolio turnover.........................         438%              397%             270%             329%            652%(5)



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5) Portfolio turnover is representative of the Fund for the entire year.

                             See accompanying notes



                           LVIP Delaware Bond Fund-19

LVIP DELAWARE BOND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (formerly the Bond Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.


                           LVIP Delaware Bond Fund-20

LVIP DELAWARE BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


Prior to April 30, 2007, Delaware Management Company (DMC), a series of Delaware Management Business Trust and an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate. Effective April 30, 2007, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to the Fund. For these services, LIA, not the Fund, pays DMC ("the Sub-Advisor") 0.18% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $262,928.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $30,814 and $20,917, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA.........   $412,907
Accounting and Administration Fees
  Payable to DSC.......................     89,454
Administration Fees Payable to Lincoln
  Life.................................      5,470
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc..........    108,563


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $2,330,746,147 and sales of $2,270,995,776 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2007, the Fund made purchases of $689,959,067 and sales of $722,328,104 of U.S. government securities.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $1,780,939,952. At June 30, 2007, net unrealized depreciation was $13,628,988 of which $5,604,036 related to unrealized appreciation of investments and $19,233,024 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                            ENDED
                                           12/31/06
                                         -----------


Ordinary income.......................   $59,088,002





                           LVIP Delaware Bond Fund-21

LVIP DELAWARE BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5. COMPONENTS OF NET ASSETS ON A TAX BASIS
   The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $1,485,849,988
Undistributed ordinary income........       44,646,154
Capital loss carryforwards as of
  12/31/06...........................       (9,444,128)
Acquired capital loss carryforwards
  from merger as of 4/27/07..........       (3,454,080)*
Realized losses 1/1/07-6/30/07.......       (5,604,340)
Unrealized depreciation of
  investments........................      (13,628,988)
                                        --------------
Net assets...........................   $1,498,364,606
                                        ==============



----------

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Jefferson Pilot Variable Fund Inc. ("JPVF") High Yield Portfolio on April 30, 2007 (See Note 7). Capital loss carryforwards remaining at April 27, 2007 for JPVF High Yield Portfolio will expire as follows:
  $174,115 expires in 2007, $1,575,068 expires in 2008 and $1,704,897 expires in
  2009.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments and mark-to-market of futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends, and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED
    INCOME         GAIN (LOSS)
--------------    ------------


   $(19,362)         $19,362


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $9,444,128 remaining at December 31, 2006 for LVIP Delaware Bond Fund will expire in 2014.

For the six months ended June 30, 2007, the Fund had capital losses of $5,604,340 which may increase the capital loss carryforwards.

6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS             YEAR
                                   ENDED              ENDED
                                  6/30/07            12/31/06
                                ----------         -----------


Shares sold:
 Standard Class.............     6,360,709          10,207,474
 Service Class..............     6,750,458          13,278,468
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --           3,246,085
 Service Class..............            --           1,454,307
Shares issued from merger*:
 Service Class..............     1,815,938                  --
                                ----------         -----------
                                14,927,105          28,186,334
                                ----------         -----------
Shares repurchased:
 Standard Class.............    (5,571,839)        (11,814,421)
 Service Class..............    (3,063,835)         (5,599,686)
                                ----------         -----------
                                (8,635,674)        (17,414,107)
                                ----------         -----------
Net increase.................    6,291,431          10,772,227
                                ==========         ===========



----------

* See Note 7.



                           LVIP Delaware Bond Fund-22

LVIP DELAWARE BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



7. FUND MERGER
Effective April 30, 2007, the Fund acquired all of the assets and assumed all of the liabilities of JPVF High Yield Bond Portfolio (the "Acquired Fund"), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of the Acquired Fund as of the close of business on April 27, 2007, were as follows:



Net assets............................   $23,363,861
Net unrealized appreciation...........       809,334
Accumulated net realized loss.........    (3,460,977)


The net assets of the Fund prior to the Reorganization were $1,458,067,105. The combined net assets after the Reorganization were $1,481,430,966.

8. FINANCIAL FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

9. CREDIT AND MARKET RISK
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and Baa or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities.

Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities. The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the "Act"), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to LIA the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) and Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                           LVIP Delaware Bond Fund-23

LVIP DELAWARE BOND FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Delaware Bond Fund (formerly the Bond Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                      OUTSTANDING        TOTAL        PERCENT      PERCENT      PERCENT
                                                         SHARES          VOTED          FOR*      AGAINST*     ABSTAIN*
                                                      -----------     -----------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust.

  The nominees for election to the Board of Trustees were as follows:

  Kelly D. Clevenger.............................     110,839,201     104,616,910      90.97%       3.42%        0.00%

  Michael D. Coughlin............................     110,839,201     104,616,910      90.89%       3.50%        0.00%

  Nancy L. Frisby................................     110,839,201     104,616,910      90.90%       3.49%        0.00%

  Elizabeth S. Hager.............................     110,839,201     104,616,910      90.66%       3.73%        0.00%

  Gary D. Lemon..................................     110,839,201     104,616,910      91.03%       3.36%        0.00%

  Thomas D. Rath.................................     110,839,201     104,616,910      90.85%       3.54%        0.00%

  Kenneth G. Stella..............................     110,839,201     104,616,910      90.90%       3.49%        0.00%

  David J. Windley...............................     110,839,201     104,616,910      90.97%       3.42%        0.00%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln
   Investment Advisory Corporation (formerly
   Jefferson Pilot Investment Advisory
   Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln
   National Corporation.

  LVIP Delaware Bond Fund........................     110,839,201     104,616,910      88.17%       1.81%        4.41%

3. The approval of a new sub-advisory agreement between Lincoln Investment Advisory
   Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation) and Delaware
   Management Business Trust.

  LVIP Delaware Bond Fund........................     110,839,201     104,616,910      87.57%       2.17%        4.65%


----------

* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                           LVIP Delaware Bond Fund-24

                                                 DELAWARE GROWTH AND INCOME FUND

                           [DELAWARE INVESTMENTS LOGO]

                            LVIP Delaware Growth and
                              Income Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                            LVIP DELAWARE GROWTH AND INCOME FUND


                                               (FORMERLY GROWTH AND INCOME FUND)

LVIP DELAWARE GROWTH AND INCOME FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    6

STATEMENTS OF CHANGES IN NET ASSETS                                        6

FINANCIAL HIGHLIGHTS                                                       7

NOTES TO FINANCIAL STATEMENTS                                              9

OTHER FUND INFORMATION                                                    13


LVIP DELAWARE GROWTH AND INCOME FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                Expenses
                         Beginning     Ending                 Paid During
                          Account     Account    Annualized      Period
                           Value       Value       Expense     1/1/07 to
                           1/1/07     6/30/07       Ratio       6/30/07*
-------------------------------------------------------------------------


ACTUAL
Standard Class Shares    $1,000.00   $1,083.60      0.40%        $2.07
Service Class Shares      1,000.00    1,082.20      0.65%         3.36
-------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares    $1,000.00   $1,022.81      0.40%        $2.01
Service Class Shares      1,000.00    1,021.57      0.65%         3.26
-------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                     LVIP Delaware Growth and Income Fund-1

LVIP DELAWARE GROWTH AND INCOME FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   99.02%
-------------------------------------------------------
Aerospace & Defense                             3.52%
Beverages                                       1.49%
Biotechnology                                   2.75%
Capital Markets                                 3.60%
Chemicals                                       2.52%
Commercial Banks                                0.91%
Commercial Services & Supplies                  1.29%
Communications Equipment                        4.59%
Computers & Peripherals                         4.23%
Consumer Finance                                0.89%
Diversified Financial Services                  6.51%
Diversified Telecommunications
  Services                                      2.92%
Electric Utilities                              2.24%
Electrical Equipment                            0.52%
Energy Equipment & Services                     2.63%
Food & Staples Retailing                        1.27%
Food Products                                   0.37%
Health Care Equipment & Supplies                2.15%
Health Care Providers & Services                2.85%
Hotels, Restaurants & Leisure                   2.56%
Household Durables                              1.39%
Household Products                              2.17%
Industrial Conglomerates                        2.51%
Insurance                                       5.81%
Internet Software & Services                    1.48%
IT Services                                     0.28%
Machinery                                       2.90%
Media                                           3.63%
Metals & Mining                                 1.27%
Multiline Retail                                0.83%
Oil, Gas & Consumable Fuels                     7.30%
Pharmaceuticals                                 5.19%
Real Estate Investment Trusts                   1.21%
Road & Rail                                     0.69%
Semiconductors & Semiconductor
  Equipment                                     3.80%
Software                                        2.34%
Specialty Retail                                1.57%
Textiles, Apparel & Luxury Goods                2.00%
Thrift & Mortgage Finance                       2.14%
Tobacco                                         0.41%
Wireless Telecommunication Services             0.29%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                     1.21%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     100.23%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (0.23%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------





Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

Exxon Mobil                                    2.50%
Microsoft                                      2.34%
Citigroup                                      2.20%
Procter & Gamble                               2.17%
Johnson & Johnson                              1.98%
Bank of America                                1.92%
ConocoPhillips                                 1.86%
Cisco Systems                                  1.85%
International Business Machines                1.81%
Intel                                          1.73%
-------------------------------------------------------
TOTAL                                         20.36%
-------------------------------------------------------





                     LVIP Delaware Growth and Income Fund-2

LVIP DELAWARE GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)





                                     NUMBER OF         VALUE
                                      SHARES         (U.S. $)


     COMMON STOCK-99.02%
     AEROSPACE & DEFENSE-3.52%
     DRS Technologies...........        183,100   $  $10,486,137
     Goodrich...................        280,800       16,724,448
     Northrop Grumman...........        247,700       19,288,399
     United Technologies........        360,300       25,556,079
                                                  --------------
                                                      72,055,063
                                                  --------------

     BEVERAGES-1.49%
     PepsiCo....................        469,100       30,421,135
                                                  --------------
                                                      30,421,135
                                                  --------------

     BIOTECHNOLOGY-2.75%
  +  Amgen......................        348,200       19,251,978
  +  Genentech..................        217,900       16,486,314
  +  Gilead Sciences............        410,200       15,903,454
  +  Vertex Pharmaceuticals.....        165,400        4,723,824
                                                  --------------
                                                      56,365,570
                                                  --------------

     CAPITAL MARKETS-3.60%
  +  Affiliated Managers Group..        106,300       13,687,188
     Bear Stearns...............        117,200       16,408,000
  +  Blackstone Group...........        114,800        3,360,196
     Mellon Financial...........        375,600       16,526,400
     Morgan Stanley.............        283,300       23,763,204
                                                  --------------
                                                      73,744,988
                                                  --------------

     CHEMICALS-2.52%
     Dow Chemical...............        433,100       19,151,682
     duPont (E.I.) deNemours....        328,900       16,721,276
     Lubrizol...................        242,100       15,627,555
                                                  --------------
                                                      51,500,513
                                                  --------------

     COMMERCIAL BANKS-0.91%
     U.S. Bancorp...............        565,600       18,636,520
                                                  --------------
                                                      18,636,520
                                                  --------------

     COMMERCIAL SERVICES & SUPPLIES-1.29%
     Manpower...................         78,100        7,203,944
     Republic Services Class A..        361,700       11,082,488
     Robert Half International..        224,100        8,179,650
                                                  --------------
                                                      26,466,082
                                                  --------------

     COMMUNICATIONS EQUIPMENT-4.59%
  +  Cisco Systems..............      1,357,000       37,792,450
  +  Corning....................        731,800       18,697,490
     Motorola...................        899,300       15,917,610
     QUALCOMM...................        497,500       21,586,525
                                                  --------------
                                                      93,994,075
                                                  --------------

     COMPUTERS & PERIPHERALS-4.23%
  +  EMC........................        981,000       17,756,100
     Hewlett-Packard............        711,600       31,751,592
     International Business
      Machines.................         352,300       37,079,575
                                                  --------------
                                                      86,587,267
                                                  --------------

     CONSUMER FINANCE-0.89%
     Capital One Financial......        231,800       18,182,392
                                                  --------------
                                                      18,182,392
                                                  --------------


     DIVERSIFIED FINANCIAL SERVICES-6.51%
     Bank of America............        805,500       39,380,895
     CIT Group..................        281,800       15,451,094
     Citigroup..................        879,200       45,094,168
     JPMorgan Chase.............        687,100       33,289,995
                                                  --------------
                                                     133,216,152
                                                  --------------

     DIVERSIFIED TELECOMMUNICATIONS SERVICES-2.92%
     AT&T.......................        312,900       12,985,350
     Embarq.....................        136,600        8,656,342
  +  Qwest Communications
      International............         957,500        9,287,750
     Verizon Communications.....        697,800       28,728,426
                                                  --------------
                                                      59,657,868
                                                  --------------

     ELECTRIC UTILITIES-2.24%
     Exelon.....................        184,800       13,416,480
     FirstEnergy................        197,400       12,777,702
     PPL........................        421,700       19,731,343
                                                  --------------
                                                      45,925,525
                                                  --------------

     ELECTRICAL EQUIPMENT-0.52%
  +  Thomas & Betts.............        183,300       10,631,400
                                                  --------------
                                                      10,631,400
                                                  --------------

     ENERGY EQUIPMENT & SERVICES-2.63%
  +  Grant Prideco..............        380,000       20,455,400
  +  National Oilwell Varco.....        198,000       20,639,520
     Tidewater..................        179,400       12,715,872
                                                  --------------
                                                      53,810,792
                                                  --------------

     FOOD & STAPLES RETAILING-1.27%
     CVS Caremark...............        559,900       20,408,355
     Wal-Mart Stores............        116,900        5,624,059
                                                  --------------
                                                      26,032,414
                                                  --------------

     FOOD PRODUCTS-0.37%
     Kellogg....................        144,200        7,468,118
                                                  --------------
                                                       7,468,118
                                                  --------------

     HEALTH CARE EQUIPMENT & SUPPLIES-2.15%
  +  Cytyc......................        280,700       12,100,977
  +  Gen-Probe..................        177,500       10,724,550
     Medtronic..................        407,600       21,138,136
                                                  --------------
                                                      43,963,663
                                                  --------------

     HEALTH CARE PROVIDERS & SERVICES-2.85%
  +  Express Scripts............        401,000       20,054,010
     UnitedHealth Group.........        398,200       20,363,948
  +  WellPoint..................        223,800       17,865,954
                                                  --------------
                                                      58,283,912
                                                  --------------


                     LVIP Delaware Growth and Income Fund-3

LVIP DELAWARE GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)



                                     NUMBER OF         VALUE
                                      SHARES         (U.S. $)

     COMMON STOCK (CONTINUED)
     HOTELS, RESTAURANTS & LEISURE-2.56%
     Burger King Holdings.......        529,900   $   13,957,566
     Marriott International
      Class A..................         356,300       15,406,412
     McDonald's.................        451,800       22,933,368
                                                  --------------
                                                      52,297,346
                                                  --------------


     HOUSEHOLD DURABLES-1.39%
     Fortune Brands.............        180,200       14,843,074
  +  Jarden.....................        317,700       13,664,277
                                                  --------------
                                                      28,507,351
                                                  --------------

     HOUSEHOLD PRODUCTS-2.17%
     Procter & Gamble...........        727,000       44,485,130
                                                  --------------
                                                      44,485,130
                                                  --------------

     INDUSTRIAL CONGLOMERATES-2.51%
     General Electric...........        916,700       35,091,276
     Textron....................        147,700       16,263,247
                                                  --------------
                                                      51,354,523
                                                  --------------

     INSURANCE-5.81%
     AFLAC......................        366,900       18,858,660
     Allstate...................        227,000       13,962,770
     American International
      Group....................         498,400       34,902,952
     Berkley (W.R.).............        433,800       14,115,852
     Everest Re Group...........         94,200       10,233,888
     Hanover Insurance Group....        158,900        7,752,731
     Prudential Financial.......        196,100       19,066,803
                                                  --------------
                                                     118,893,656

                                                  --------------
     INTERNET SOFTWARE & SERVICES-1.48%
  +  Digital River..............         97,300        4,402,825
  +  Google Class A.............         49,500       25,907,310
                                                  --------------
                                                      30,310,135

                                                  --------------
     IT SERVICES-0.28%
  +  VeriFone Holdings..........        162,800        5,738,700
                                                  --------------
                                                       5,738,700

                                                  --------------
     MACHINERY-2.90%
  +  AGCO.......................        260,000       11,286,600
     Caterpillar................        390,800       30,599,640
     Deere & Co. ...............        144,900       17,495,226
                                                  --------------
                                                      59,381,466

                                                  --------------
     MEDIA-3.63%
     CBS Class B................        552,400       18,405,968
  +  Comcast Class A............        448,700       12,617,444
  +  Comcast Special Class A....        232,400        6,497,904
     Disney (Walt)..............        479,600       16,373,544
     Time Warner................        966,800       20,341,472
                                                  --------------
                                                      74,236,332

                                                  --------------
     METALS & MINING-1.27%
     Freeport-McMoRan Copper &
      Gold Class B.............         193,600       16,033,952
     Steel Dynamics.............        237,400        9,949,434
                                                  --------------
                                                      25,983,386

                                                  --------------
     MULTILINE RETAIL-0.83%
     Macy's.....................        425,100       16,910,478
                                                  --------------
                                                      16,910,478
                                                  --------------

     OIL, GAS & CONSUMABLE FUELS-7.30%
     Chevron....................        201,100       16,940,664
     ConocoPhillips.............        486,000       38,151,000
     EOG Resources..............        170,900       12,485,954
     Exxon Mobil................        609,500       51,124,860
     Occidental Petroleum.......        360,200       20,848,376
     St. Mary Land &
      Exploration..............         269,600        9,872,752
                                                  --------------
                                                     149,423,606

                                                  --------------
     PHARMACEUTICALS-5.19%
     Johnson & Johnson..........        657,000       40,484,340
     Merck......................        531,900       26,488,620
     Pfizer.....................        507,100       12,966,547
     Wyeth......................        459,400       26,341,996
                                                  --------------
                                                     106,281,503

                                                  --------------
     REAL ESTATE INVESTMENT TRUSTS-1.21%
     Developers Diversified
      Realty...................         139,900        7,374,129
     Host Hotels & Resorts......        378,700        8,755,544
     ProLogis...................        151,700        8,631,730
                                                  --------------
                                                      24,761,403

                                                  --------------
     ROAD & RAIL-0.69%
     Norfolk Southern...........        269,800       14,183,386
                                                  --------------
                                                      14,183,386

                                                  --------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.80%
     Applied Materials..........        875,100       17,388,237
     Intel......................      1,490,600       35,416,656
     Texas Instruments..........        662,600       24,933,638
                                                  --------------
                                                      77,738,531

                                                  --------------
     SOFTWARE-2.34%
     Microsoft..................      1,625,500       47,903,485
                                                  --------------
                                                      47,903,485

                                                  --------------
     SPECIALTY RETAIL-1.57%
     Abercrombie & Fitch Class
      A........................         208,800       15,238,224
     Best Buy...................        363,800       16,978,546
                                                  --------------
                                                      32,216,770

                                                  --------------
     TEXTILES, APPAREL & LUXURY GOODS-2.00%
  +  Coach......................        312,000       14,785,680
     NIKE Class B...............        265,300       15,464,337
     Phillips-Van Heusen........        177,100       10,726,947
                                                  --------------
                                                      40,976,964

                                                  --------------


                     LVIP Delaware Growth and Income Fund-4

LVIP DELAWARE GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)



                                     NUMBER OF         VALUE
                                      SHARES         (U.S. $)

     COMMON STOCK (CONTINUED)
     THRIFT & MORTGAGE FINANCE-2.14%
     Freddie Mac................        215,600   $   13,086,920
     PMI Group..................        260,100       11,618,667
     Washington Mutual..........        445,600       19,000,384
                                                  --------------
                                                      43,705,971

                                                  --------------
     TOBACCO-0.41%
     Altria Group...............        119,200        8,360,688
                                                  --------------
                                                       8,360,688
                                                  --------------

     WIRELESS TELECOMMUNICATION SERVICES-0.29%
  +  MetroPCS Communications....        181,200        5,986,848
                                                  --------------
                                                       5,986,848
                                                  --------------
     TOTAL COMMON STOCK
      (COST $1,346,941,023)....                    2,026,581,107

                                                  --------------

                                     PRINCIPAL
                                      AMOUNT           VALUE
                                     (U.S. $)        (U.S. $)

 =/  DISCOUNTED COMMERCIAL PAPER-1.21%
     Chesham Finance
      5.438% 7/2/07............    $$15,000,000   $   14,997,733
     Natixis
      5.402% 7/2/07............       9,770,000        9,768,535
                                                  --------------
     TOTAL DISCOUNTED COMMERCIAL
      PAPER (COST
      $24,766,268).............                       24,766,268
                                                  --------------







TOTAL VALUE OF SECURITIES-100.23% (COST $1,371,707,291)......................    2,051,347,375

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.23%)......................       (4,605,780)
                                                                                --------------
NET ASSETS APPLICABLE TO 53,729,049 SHARES OUTSTANDING-100.00%...............   $2,046,741,595
                                                                                ==============
NET ASSET VALUE-LVIP DELAWARE GROWTH AND INCOME FUND STANDARD CLASS
  ($1,984,779,225 / 52,098,653 SHARES).......................................          $38.097
                                                                                       =======
NET ASSET VALUE-LVIP DELAWARE GROWTH AND INCOME FUND SERVICE CLASS
  ($61,962,370 / 1,630,396 SHARES)...........................................          $38.004
                                                                                       =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization - no par).............   $1,295,283,973
Undistributed net investment income..........................................       12,128,291
Accumulated net realized gain on investments.................................       59,689,247
Net unrealized appreciation of investments...................................      679,640,084
                                                                                --------------
Total net assets.............................................................   $2,046,741,595
                                                                                ==============




----------
+ Non-income producing security for the period ended June 30, 2007.

=/ The rate shown is the effective yield as of the time of purchase.

 Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2007, the aggregate amount of these securities equaled $24,766,268, which represented 1.21% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

 Asset-Backed Commercial Paper.

                             See accompanying notes


                     LVIP Delaware Growth and Income Fund-5

LVIP DELAWARE GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)









INVESTMENT INCOME:
Dividends...........................   $ 15,499,534
Interest............................        439,805
Foreign tax withheld................            (26)
                                       ------------
                                         15,939,313
                                       ------------
EXPENSES:
Management fees.....................      3,273,634
Accounting and administration
 expenses..........................         416,935
Professional fees...................        137,705
Reports and statements to
 shareholders......................         113,500
Distribution expenses-Service
 Class.............................          38,893
Custodian fees......................         30,476
Trustees' fees......................         20,048
Other...............................         40,380
                                       ------------
                                          4,071,571
Less expense paid indirectly........        (10,147)
                                       ------------
Total operating expenses............      4,061,424
                                       ------------
NET INVESTMENT INCOME...............     11,877,889
                                       ------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain on investments....    123,945,934
Net change in unrealized
 appreciation/depreciation of
 investments.......................      25,238,011
                                       ------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS........................    149,183,945
                                       ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................   $161,061,834
                                       ============




                             See accompanying notes


LVIP DELAWARE GROWTH AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS




                                SIX MONTHS
                                   ENDED            YEAR
                                  6/30/07           ENDED
                                (UNAUDITED)       12/31/06
                              --------------   --------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income......   $   11,877,889   $   27,396,612
Net realized gain on
 investments..............       123,945,934      155,495,143
Net change in unrealized
 appreciation/depreciation
 of investments...........        25,238,011       48,434,411
                              --------------   --------------
Net increase in net assets
 resulting from
 operations...............       161,061,834      231,326,166
                              --------------   --------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........                --      (23,867,841)
 Service Class............                --         (123,500)
                              --------------   --------------
                                          --      (23,991,341)
                              --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........         6,956,465       15,486,771
 Service Class............         7,537,160       10,146,449
Net asset value of shares
 issued upon reinvestment
 of dividends and
 distributions:
 Standard Class...........                --       23,867,841
 Service Class............                --          123,500
Net assets from merger(1):
 Service Class............        42,491,066               --
                              --------------   --------------
                                  56,984,691       49,624,561
                              --------------   --------------
Cost of shares repurchased:
 Standard Class...........      (170,759,523)    (332,351,599)
 Service Class............        (3,294,165)      (2,386,096)
                              --------------   --------------
                                (174,053,688)    (334,737,695)
                              --------------   --------------
Decrease in net assets
 derived from capital
 share transactions.......      (117,068,997)    (285,113,134)
                              --------------   --------------
NET INCREASE (DECREASE) IN
 NET ASSETS................       43,992,837      (77,778,309)
NET ASSETS:
Beginning of period........    2,002,748,758    2,080,527,067
                              --------------   --------------
End of period (including
 undistributed net
 investment income of
 $12,128,291 and
 $3,878,649,
 respectively)............    $2,046,741,595   $2,002,748,758
                              ==============   ==============




----------
(1) See Note 7 in "Notes to Financial Statements."

                             See accompanying notes


                     LVIP Delaware Growth and Income Fund-6

LVIP DELAWARE GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                              LVIP DELAWARE GROWTH AND INCOME FUND STANDARD CLASS
                                               SIX MONTHS
                                                 ENDED
                                                6/30/071                                  YEAR ENDED
                                              (UNAUDITED)     12/31/06      12/31/05      12/31/04     12/31/03(2)    12/31/02(3)
                                              -----------------------------------------------------------------------------------


Net asset value, beginning of period.......    $   35.157    $   31.673    $   30.407    $   27.502     $   21.438     $   27.849

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4)...................         0.216         0.450         0.427         0.458          0.304          0.275
Net realized and unrealized gain (loss) on
  investments..............................         2.724         3.454         1.253         2.821          6.047         (6.422)
                                               ----------    ----------    ----------    ----------     ----------     ----------
Total from investment operations...........         2.940         3.904         1.680         3.279          6.351         (6.147)
                                               ----------    ----------    ----------    ----------     ----------     ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................            --        (0.420)       (0.414)       (0.374)        (0.287)        (0.264)
                                               ----------    ----------    ----------    ----------     ----------     ----------
Total dividends and distributions..........            --        (0.420)       (0.414)       (0.374)        (0.287)        (0.264)
                                               ----------    ----------    ----------    ----------     ----------     ----------

Net asset value, end of period.............    $   38.097    $   35.157    $   31.673    $   30.407     $   27.502     $   21.438
                                               ==========    ==========    ==========    ==========     ==========     ==========

Total return(5)............................         8.36%        12.36%         5.54%        11.99%         29.71%        (22.07%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....    $1,984,779    $1,989,459    $2,076,169    $2,245,431     $2,242,161     $1,911,558
Ratio of expenses to average net assets....         0.40%         0.38%         0.38%         0.37%          0.38%          0.36%
Ratio of expenses to average net assets
 prior to fees waived and expense paid
 indirectly...............................          0.40%         0.38%         0.38%         0.37%          0.38%          0.38%
Ratio of net investment income to average
  net assets...............................         1.19%         1.37%         1.39%         1.63%          1.28%          1.13%
Ratio of net investment income to average
 net assets prior to fees waived and
 expense paid indirectly..................          1.19%         1.37%         1.39%         1.63%          1.28%          1.11%
Portfolio turnover.........................           40%           29%           20%           38%            72%            68%



----------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Growth and Income Fund, Inc. was merged into the Growth and Income Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Growth and Income Fund, Inc.

(3)Effective July 1, 2002, Delaware Management Company, the Fund's investment manager, assumed responsibility for the day-to-day management of the Fund's investment portfolio.

(4)The average shares outstanding method has been applied for per share information.

(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                     LVIP Delaware Growth and Income Fund-7

LVIP DELAWARE GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                  LVIP DELAWARE GROWTH AND INCOME FUND SERVICE CLASS
                                            SIX MONTHS
                                              ENDED                                              5/19/04(2)
                                             6/30/071                  YEAR ENDED                    TO
                                           (UNAUDITED)         12/31/06         12/31/05          12/31/04
                                           ----------------------------------------------------------------


Net asset value, beginning of period...      $35.116            $31.650          $30.396           $26.971

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...............        0.169              0.368            0.348             0.270
Net realized and unrealized gain on
 investments..........................         2.719              3.447            1.252             3.495
                                             -------            -------          -------           -------
Total from investment operations.......        2.888              3.815            1.600             3.765
                                             -------            -------          -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................           --             (0.349)          (0.346)           (0.340)
                                             -------            -------          -------           -------
Total dividends and distributions......           --             (0.349)          (0.346)           (0.340)
                                             -------            -------          -------           -------

Net asset value, end of period.........      $38.004            $35.116          $31.650           $30.396
                                             =======            =======          =======           =======

Total return(4)........................        8.22%             12.09%            5.28%            14.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).............................       $61,963            $13,290          $ 4,358           $   132
Ratio of expenses to average net
 assets...............................         0.65%              0.63%            0.63%             0.62%
Ratio of net investment income to
 average net assets...................         0.94%              1.12%            1.14%             1.55%
Portfolio turnover.....................          40%                29%              20%               38%(5)



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5) The portfolio turnover is representative of the Fund for the entire year.

                             See accompanying notes


                     LVIP Delaware Growth and Income Fund-8

LVIP DELAWARE GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Delaware Growth and Income Fund (formerly the Growth and Income Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investments Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $23,491 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."


                     LVIP Delaware Growth and Income Fund-9

LVIP DELAWARE GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.48% on the first $200 million of the average daily net assets of the Fund, 0.40% on the next $200 million, and 0.30% on average daily net assets in excess of $400 million.

Prior to April 30, 2007, Delaware Management Company (DMC), a series of Delaware Management Business Trust and an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate. Effective April 30, 2007, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to the Fund. For these services, LIA, not the Fund, pays DMC (the "Sub-Advisor") 0.20% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $347,212.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $42,910 and $26,813, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $558,031
Accounting and Administration Fees
  Payable to DSC.........................    118,923
Administration Fees Payable to Lincoln
  Life...................................      7,514
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. ..........     12,803


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $394,260,385 and sales of $545,490,919 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $1,378,773,269. At June 30, 2007, net unrealized appreciation was $672,574,106 of which $682,961,172 related to unrealized appreciation of investments and $10,387,066 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                            ENDED
                                           12/31/06
                                         -----------


Ordinary income.......................   $23,991,341


In addition, the Fund declared an ordinary income consent dividend of $3,628,247 for the year ended December 31, 2006. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.


                     LVIP Delaware Growth and Income Fund-10

LVIP DELAWARE GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest...........   $1,295,283,973
Undistributed ordinary income...........       12,128,291
Capital loss carryforwards as of
  12/31/06..............................      (37,763,164)
Acquired capital loss carryforwards from
  merger as of 4/27/07..................      (19,281,931)*
Realized gains 1/1/07 - 6/30/07.........      123,800,320
Unrealized appreciation of investments..      672,574,106
                                           --------------
Net assets..............................   $2,046,741,595
                                           ==============



*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Jefferson Pilot Variable Fund, Inc. ("JPVF") Growth Portfolio on April 27, 2007 (See Note 7). Capital loss carryforwards remaining at April 27, 2007 for JPVF Growth Portfolio will expire as follows: $10,012,191 expires in 2008 and $9,269,740 expires in 2009.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


  UNDISTRIBUTED
  NET INVESTMENT       PAID-IN
      INCOME           CAPITAL
  --------------     ----------


   $(3,628,247)      $3,628,247


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $37,763,164 remaining at December 31, 2006 for LVIP Delaware Growth and Income Fund will expire in 2010.

For the six months ended June 30, 2007, the Fund had capital gains of $123,800,320 which may reduce the capital loss carryforwards.

6. CAPITAL SHARES
Transactions in capital shares were as follows:


                               SIX MONTHS             YEAR
                                  ENDED              ENDED
                                 6/30/07            12/31/06
                               ----------         -----------


Shares sold:
 Standard Class.............      188,956             473,195
 Service Class..............      209,875             309,839
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............           --             697,523
 Standard Class.............           --               3,612
Shares issued from merger*:
 Service Class..............    1,132,370                  --
                               ----------         -----------
                                1,531,201           1,484,169
                               ----------         -----------
Shares repurchased:
 Standard Class.............   (4,678,210)        (10,132,687)
 Service Class..............      (90,310)            (72,680)
                               ----------         -----------
                               (4,768,520)        (10,205,367)
                               ----------         -----------
Net decrease.................  (3,237,319)         (8,721,198)
                               ==========         ===========




----------

* See Note 7.


                     LVIP Delaware Growth and Income Fund-11

LVIP DELAWARE GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FUND MERGER
Effective April 30, 2007, the Fund acquired all of the assets and assumed all of the liabilities of JPVF Growth Portfolio (the "Acquired Fund"), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated gain (loss) of the Acquired Fund as of the close of business on April 27, 2007, were as follows:



Net assets............................   $ 42,491,066
Accumulated net realized loss.........    (19,321,346)*
Net unrealized appreciation...........      7,641,003



----------
* Includes prior year capital loss carryforwards

The net assets of the Fund prior to the Reorganization were $2,028,296,261. The combined net assets after Reorganization were $2,070,787,327.

8. CREDIT RISK
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) securities have been identified on the Statement of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                     LVIP Delaware Growth and Income Fund-12

LVIP DELAWARE GROWTH AND INCOME FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Delaware Growth and Income Fund (formerly the Growth and Income Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                       OUTSTANDING        TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES          VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ----------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
  Kelly D. Clevenger..............................      57,209,361     57,133,441      96.04%       3.82%        0.00%
  Michael D. Coughlin.............................      57,209,361     57,133,441      95.86%       4.00%        0.00%
  Nancy L. Frisby.................................      57,209,361     57,133,441      96.00%       3.86%        0.00%
  Elizabeth S. Hager..............................      57,209,361     57,133,441      95.70%       4.16%        0.00%
  Gary D. Lemon...................................      57,209,361     57,133,441      95.99%       3.87%        0.00%
  Thomas D. Rath..................................      57,209,361     57,133,441      95.82%       4.04%        0.00%
  Kenneth G. Stella...............................      57,209,361     57,133,441      96.00%       3.86%        0.00%
  David J. Windley................................      57,209,361     57,133,441      96.03%       3.83%        0.00%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln National Corporation.

  LVIP Delaware Growth and Income Fund............      57,209,361     57,133,441      93.57%       2.51%        3.78%

3. The approval of a new sub-advisory agreement between Lincoln Investment Advisory Corporation
   (formerly Jefferson Pilot Investment Advisory
   Corporation) and Delaware Management Business
   Trust.

  LVIP Delaware Growth and Income Fund............      57,209,361     57,133,441      93.21%       2.84%        3.81%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                     LVIP Delaware Growth and Income Fund-13

                                                           DELAWARE MANAGED FUND
                           [DELAWARE INVESTMENTS LOGO]

                            LVIP Delaware Managed Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                      LVIP DELAWARE MANAGED FUND


                                                         (FORMERLY MANAGED FUND)

LVIP DELAWARE MANAGED FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND CREDIT QUALITY BREAKDOWN                             2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                   19

STATEMENTS OF CHANGES IN NET ASSETS                                       19

FINANCIAL HIGHLIGHTS                                                      20

NOTES TO FINANCIAL STATEMENTS                                             22

OTHER FUND INFORMATION                                                    26


LVIP DELAWARE MANAGED FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,059.90       0.49%         $2.50
Service Class Shares    1,000.00     1,058.50       0.74%          3.78
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,022.36       0.49%         $2.46
Service Class Shares    1,000.00     1,021.12       0.74%          3.71
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                          LVIP Delaware Managed Fund-1

LVIP DELAWARE MANAGED FUND

SECTOR ALLOCATION AND CREDIT QUALITY BREAKDOWN
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   67.71%
-------------------------------------------------------
Aerospace & Defense                             2.10%
Air Freight & Logistics                         0.15%
Auto Components                                 0.09%
Beverages                                       0.90%
Biotechnology                                   1.93%
Building Products                               0.09%
Capital Markets                                 2.12%
Chemicals                                       1.78%
Commercial Banks                                1.00%
Commercial Services & Supplies                  1.35%
Communications Equipment                        2.69%
Computers & Peripherals                         2.57%
Construction & Engineering                      0.09%
Consumer Finance                                0.65%
Containers & Packaging                          0.05%
Diversified Financial Services                  3.79%
Diversified Telecommunications
  Services                                      1.70%
Electric Utilities                              1.41%
Electrical Equipment                            1.02%
Electronic Equipment & Instruments              0.25%
Energy Equipment & Services                     1.89%
Food & Staples Retailing                        0.89%
Food Products                                   0.21%
Health Care Equipment & Supplies                1.59%
Health Care Providers & Services                1.87%
Hotels, Restaurants & Leisure                   1.92%
Household Durables                              0.84%
Household Products                              1.19%
Independent Power Producers & Traders           0.08%
Industrial Conglomerates                        1.47%
Insurance                                       3.72%
Internet & Catalog Retail                       0.06%
Internet Software & Services                    1.21%
IT Services                                     0.28%
Life Sciences Tools & Services                  0.19%
Machinery                                       2.15%
Media                                           2.33%
Metals & Mining                                 0.81%
Multiline Retail                                0.46%
Oil, Gas & Consumable Fuels                     4.63%
Paper & Forest Products                         0.06%
Personal Products                               0.10%
Pharmaceuticals                                 3.20%
Real Estate Investment Trusts                   1.31%
Road & Rail                                     0.44%
Semiconductors & Semiconductor
  Equipment                                     2.18%
Software                                        1.86%
Specialty Retail                                1.40%
Textiles, Apparel & Luxury Goods                1.30%
Thrift & Mortgage Finance                       1.67%
Tobacco                                         0.23%
Trading Company & Distributors                  0.14%
Wireless Telecommunication Services             0.30%
-------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS                                   0.92%
-------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES               7.24%
-------------------------------------------------------
AGENCY OBLIGATIONS                              0.43%
-------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES           1.79%
-------------------------------------------------------
CONVERTIBLE BONDS                               0.09%
-------------------------------------------------------
CORPORATE BONDS                                 9.22%
-------------------------------------------------------
FOREIGN AGENCY                                  0.07%
-------------------------------------------------------
MUNICIPAL BONDS                                 0.59%
-------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES              2.67%
-------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS                                   5.18%
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS                       2.87%
-------------------------------------------------------
WARRANT                                         0.00%
-------------------------------------------------------
INTEREST BEARING CERTIFICATES OF
  DEPOSIT                                       1.33%
-------------------------------------------------------
FLOATING RATE NOTE                              0.33%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                     6.02%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     106.46%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (6.46%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------








CREDIT QUALITY BREAKDOWN (AS A % OF FIXED INCOME
  INVESTMENTS)
--------------------------------------------------
AAA                                          65.79%
AA                                            5.80%
A                                             8.41%
BBB                                          16.39%
BB                                            2.14%
B                                             1.05%
CCC                                           0.42%
--------------------------------------------------
TOTAL                                       100.00%
--------------------------------------------------








                          LVIP Delaware Managed Fund-2

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)





                                         NUMBER OF         VALUE
                                           SHARES        (U.S. $)


          COMMON STOCK-67.71%
          AEROSPACE & DEFENSE-2.10%
          DRS Technologies...........        38,000    $ $2,176,260
          Goodrich...................        44,800       2,668,288
       +  Innovative Solutions &
           Support..................         14,700         341,334
       +  MTC Technologies...........        12,800         314,368
          Northrop Grumman...........        38,900       3,029,143
          United Technologies........        57,300       4,064,289
                                                       ------------
                                                         12,593,682
                                                       ------------
          AIR FREIGHT & LOGISTICS-0.15%
       +  HUB Group Class A..........        13,600         478,176
          Pacer International........        17,200         404,544
                                                       ------------
                                                            882,720
                                                       ------------
          AUTO COMPONENTS-0.09%
       +  Tenneco....................        15,500         543,120
                                                       ------------
                                                            543,120
                                                       ------------
          BEVERAGES-0.90%
          PepsiCo....................        83,500       5,414,975
                                                       ------------
                                                          5,414,975
                                                       ------------
          BIOTECHNOLOGY-1.93%
       +  Alkermes...................        27,200         397,120
       +  Amgen......................        55,300       3,057,537
       +  Applera -- Celera Group....        32,800         406,720
       +  Digene.....................         6,800         408,340
       +  Genentech..................        35,100       2,655,666
       +  Geron......................        34,900         245,696
       +  Gilead Sciences............        64,600       2,504,542
       +  Medarex....................        28,100         401,549
       +  Progenics Pharmaceuticals..        12,400         267,468
       +  United Therapeutics........         7,600         484,576
       +  Vertex Pharmaceuticals.....        27,200         776,832
                                                       ------------
                                                         11,606,046
                                                       ------------
          BUILDING PRODUCTS-0.09%
          AAON.......................         8,500         270,725
          Insteel Industries.........        15,500         279,000
                                                       ------------
                                                            549,725
                                                       ------------
          CAPITAL MARKETS-2.12%
       +  Affiliated Managers Group..        16,500       2,124,540
          Bear Stearns...............        19,300       2,702,000
       +  Blackstone Group...........        18,300         535,641
       +  Cowen Group................        16,400         293,724
          Mellon Financial...........        61,100       2,688,400
          Morgan Stanley.............        44,800       3,757,824
          Waddell & Reed Financial...        24,200         629,442
                                                       ------------
                                                         12,731,571
                                                       ------------
          CHEMICALS-1.78%
          Cytec Industries...........         7,900         503,783
          Dow Chemical...............        69,900       3,090,978
          duPont (E.I.) deNemours....        58,800       2,989,392
          Ferro......................        21,600         538,488
          Georgia Gulf...............        12,300         222,753
          Lubrizol...................        39,000       2,517,450
       +  PolyOne....................        67,100         482,449
       +  Rockwood Holdings..........        10,000         365,500
                                                       ------------
                                                         10,710,793
                                                       ------------
          COMMERCIAL BANKS-1.00%
          Bancfirst..................         8,800         376,816
          Center Financial...........        20,000         338,400
          Citizens Republic Bancorp..        20,900         382,470
          City Holding...............        11,100         425,463
          MainSource Financial
           Group....................         17,600         295,504
          Provident Bankshares.......        13,500         442,530
          South Financial Group......        15,800         357,712
          Trustmark..................        13,100         338,766
          U.S. Bancorp...............        92,200       3,037,990
                                                       ------------
                                                          5,995,651
                                                       ------------
          COMMERCIAL SERVICES & SUPPLIES-1.35%
          Administaff................        10,100         338,249
       +  FTI Consulting.............        14,300         543,829
          Healthcare Services Group..        14,200         418,900
       +  Heidrick & Struggles
           International............          7,100         363,804
       +  Kforce.....................        31,100         496,978
          Manpower...................        12,300       1,134,552
          McGrath RentCorp...........        16,100         542,409
          Republic Services..........        58,600       1,795,504
          Robert Half International..        36,600       1,335,900
       +  United Stationers..........         9,300         619,752
       +  Williams Scotsman
           International............         20,800         495,248
                                                       ------------
                                                          8,085,125
                                                       ------------
          COMMUNICATIONS EQUIPMENT-2.69%
       +  Cisco Systems..............       215,400       5,998,890
       +  Corning....................       115,700       2,956,135
          Motorola...................       141,600       2,506,320
       +  NETGEAR....................         9,200         333,500
          QUALCOMM...................        78,800       3,419,132
       +  Tekelec....................        31,300         451,346
       +  Viasat.....................        15,100         484,710
                                                       ------------
                                                         16,150,033
                                                       ------------
          COMPUTERS & PERIPHERALS-2.57%
       +  EMC........................       175,000       3,167,500
          Hewlett-Packard............       112,600       5,024,212
          International Business
           Machines.................         62,600       6,588,650
       +  Palm.......................        17,700         283,377
       +  Synaptics..................         9,400         336,426
                                                       ------------
                                                         15,400,165
                                                       ------------
          CONSTRUCTION & ENGINEERING-0.09%
       +  URS........................        11,400         553,470
                                                       ------------
                                                            553,470
                                                       ------------


                          LVIP Delaware Managed Fund-3

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)


                                         NUMBER OF         VALUE
                                           SHARES        (U.S. $)

          COMMON STOCK (CONTINUED)
          CONSUMER FINANCE-0.65%
          ADVANTA Class B............        14,600    $    454,644
          Capital One Financial......        37,600       2,949,344
       +  CompuCredit................        14,700         514,794
                                                       ------------
                                                          3,918,782
                                                       ------------
          CONTAINERS & PACKAGING-0.05%
          Chesapeake.................        23,700         297,909
                                                       ------------
                                                            297,909
                                                       ------------
          DIVERSIFIED FINANCIAL SERVICES-3.79%
          Bank of America............       143,600       7,020,604
          CIT Group..................        44,300       2,428,969
          Citigroup..................       156,600       8,032,014
          JPMorgan Chase.............       108,600       5,261,670
                                                       ------------
                                                         22,743,257
                                                       ------------
          DIVERSIFIED TELECOMMUNICATIONS SERVICES-1.70%
          AT&T.......................        22,500       1,425,825
          Embarq.....................        51,300       2,128,950
       +  Qwest Communications
           International............        156,900       1,521,930
          Verizon Communications.....       124,300       5,117,431
                                                       ------------
                                                         10,194,136
                                                       ------------
          ELECTRIC UTILITIES-1.41%
          Exelon.....................        33,100       2,403,060
          FirstEnergy................        31,200       2,019,576
          Otter Tail.................        16,200         519,534
          PPL........................        74,900       3,504,571
                                                       ------------
                                                          8,446,741
                                                       ------------
          ELECTRICAL EQUIPMENT-1.02%
          Acuity Brands..............         9,800         590,744
          Applied Materials..........       141,300       2,807,631
       +  Genlyte Group..............         7,900         620,466
          LSI Industries.............        20,300         363,370
       +  Thomas & Betts.............        30,000       1,740,000
                                                       ------------
                                                          6,122,211
                                                       ------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS-0.25%
       +  Anixter International......         6,100         458,781
       +  RadiSys....................        12,300         152,520
       +  Rofin-Sinar Technologies...         8,500         586,500
       +  TTM Technologies...........        22,600         293,800
                                                       ------------
                                                          1,491,601
                                                       ------------
          ENERGY EQUIPMENT & SERVICES-1.89%
       +  Bristow Group..............        10,800         535,140
       +  Grant Prideco..............        60,900       3,278,247
       +  Hercules Offshore..........        17,000         550,460
          Lufkin Industries..........         9,200         593,860
       +  National Oilwell Varco.....        31,300       3,262,712
       +  Oil States International...        12,600         520,884
          Tidewater..................        28,200       1,998,816
       +  Universal Compression
           Holdings.................          8,700         630,489
                                                       ------------
                                                         11,370,608
                                                       ------------
          FOOD & STAPLES RETAILING-0.89%
          Casey's General Stores.....        20,200         550,652
          CVS Caremark...............        91,100       3,320,595
          Longs Drug Stores..........        10,000         525,200
          Wal-Mart Stores............        19,200         923,712
                                                       ------------
                                                          5,320,159
                                                       ------------
          FOOD PRODUCTS-0.21%
          Kellogg....................        23,100       1,196,349
          Kraft Foods Class A........         1,600          56,401
                                                       ------------
                                                          1,252,750
                                                       ------------
          HEALTH CARE EQUIPMENT & SUPPLIES-1.59%
       +  Align Technology...........        14,500         350,320
       +  Cytyc......................        46,100       1,987,371
       +  Gen-Probe..................        36,800       2,223,456
          Medtronic..................        72,400       3,754,664
          Mentor.....................        11,700         475,956
          PolyMedica.................         8,600         351,310
          Vital Signs................         7,200         399,960
                                                       ------------
                                                          9,543,037
                                                       ------------
          HEALTH CARE PROVIDERS & SERVICES-1.87%
       +  AMN Healthcare Services....        13,500         297,000
       +  Express Scripts............        63,600       3,180,636
       +  Healthways.................         9,000         426,330
       +  Psychiatric Solutions......        12,900         467,754
       +  Res-Care...................        15,900         336,126
       +  Sun Healthcare Group.......        25,900         375,291
          UnitedHealth Group.........        63,200       3,232,048
       +  WellPoint..................        36,500       2,913,795
                                                       ------------
                                                         11,228,980
                                                       ------------
          HOTELS, RESTAURANTS & LEISURE-1.92%
       +  AFC Enterprises............        20,800         359,632
       +  Buffalo Wild Wings.........        10,600         440,854
          Burger King Holdings.......        88,700       2,336,358
          CKE Restaurants............        26,500         531,855
          IHOP.......................         8,300         451,769
          Marriott International
           Class A..................         56,300       2,434,412
          McDonald's.................        80,900       4,106,484
       +  Papa John's International..        16,500         474,540
       +  Shuffle Master.............        22,700         376,820
                                                       ------------
                                                         11,512,724
                                                       ------------
          HOUSEHOLD DURABLES-0.84%
          Fortune Brands.............        29,200       2,405,204
       +  Jarden.....................        51,500       2,215,015
       +  Universal Electronics......        11,900         432,208
                                                       ------------
                                                          5,052,427
                                                       ------------


                          LVIP Delaware Managed Fund-4

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)


                                         NUMBER OF         VALUE
                                           SHARES        (U.S. $)

          COMMON STOCK (CONTINUED)
          HOUSEHOLD PRODUCTS-1.19%
          Procter & Gamble...........       117,100    $  7,165,349
                                                       ------------
                                                          7,165,349
                                                       ------------
          INDEPENDENT POWER PRODUCERS & TRADERS-0.08%
          Black Hills................        11,900         473,025
                                                       ------------
                                                            473,025
                                                       ------------
          INDUSTRIAL CONGLOMERATES-1.47%
          General Electric...........       162,700       6,228,156
          Textron....................        23,600       2,598,596
                                                       ------------
                                                          8,826,752
                                                       ------------
          INSURANCE-3.72%
          AFLAC......................        59,100       3,037,740
          Allstate...................        40,100       2,466,551
          American International
           Group....................         88,100       6,169,643
          Berkley (W.R.).............        69,100       2,248,514
          Employers Holdings.........        16,700         354,708
          Everest Re Group...........        15,100       1,640,464
          FBL Financial Group Class
           A........................         12,300         483,636
          Hanover Insurance Group....        25,800       1,258,782
          Max Capital Group..........        10,700         302,810
          Prudential Financial.......        31,000       3,014,130
       +  Ram Holdings...............        21,200         333,900
          RLI........................        10,500         587,475
       +  United America Indemnity
           Class A..................         16,400         407,868
                                                       ------------
                                                         22,306,221
                                                       ------------
          INTERNET & CATALOG RETAIL-0.06%
       +  NutriSystem................         5,600         391,104
                                                       ------------
                                                            391,104
                                                       ------------
          INTERNET SOFTWARE & SERVICES-1.21%
       +  Chordiant Software.........        21,400         335,124
       +  DealerTrack Holdings.......         8,700         320,508
       +  Digital River..............        24,800       1,122,200
       +  EarthLink..................        36,200         270,414
       +  Google Class A.............         7,800       4,082,364
       +  j2 Global Communications...        13,600         474,640
          TheStreet.com..............        25,900         281,792
          United Online..............        22,800         375,972
                                                       ------------
                                                          7,263,014
                                                       ------------
          IT SERVICES-0.28%
          infoUSA....................        38,100         389,382
       +  SI International...........        12,400         409,448
       +  VeriFone Holdings..........        25,900         912,975
                                                       ------------
                                                          1,711,805
                                                       ------------
          LIFE SCIENCES TOOLS & SERVICES-0.19%
       +  Bio-Rad Laboratories Class
           A........................          5,100         385,407
       +  Dionex.....................         6,000         425,940
       +  Techne.....................         5,600         320,376
                                                       ------------
                                                          1,131,723
                                                       ------------
          MACHINERY-2.15%
       +  AGCO.......................        42,700       1,853,607
          Barnes Group...............        19,500         617,760
          Caterpillar................        68,200       5,340,060
       +  Columbus McKinnon..........        17,000         547,400
          Crane......................         8,300         377,235
          Deere & Co.................        24,600       2,970,204
       +  Kadant.....................        16,600         517,920
          Lincoln Electric Holdings..         8,800         653,312
                                                       ------------
                                                         12,877,498
                                                       ------------
          MEDIA-2.33%
          Arbitron...................         6,100         314,333
          CBS Class B................        98,500       3,282,020
       +  Comcast Class A............        81,000       2,277,720
       +  Comcast Special Class A....        36,900       1,031,724
          Disney (Walt)..............        76,500       2,611,710
          Entercom Communications
           Class A..................         12,200         303,658
       +  Harris Interactive.........        73,300         392,155
       +  National CineMedia.........         9,400         263,294
       +  Scholastic.................         8,000         287,520
          Time Warner................       152,300       3,204,392
                                                       ------------
                                                         13,968,526
                                                       ------------
          METALS & MINING-0.81%
       +  Century Aluminum...........        11,400         622,782
          Freeport-McMoRan Copper &
           Gold.....................         31,600       2,617,112
          Steel Dynamics.............        38,700       1,621,917
                                                       ------------
                                                          4,861,811
                                                       ------------
          MULTILINE RETAIL-0.46%
          Macy's.....................        69,800       2,776,644
                                                       ------------
                                                          2,776,644
                                                       ------------
          OIL, GAS & CONSUMABLE FUELS-4.63%
          Chevron....................        33,300       2,805,192
          ConocoPhillips.............        86,600       6,798,100
          EOG Resources..............        28,100       2,052,986
          Exxon Mobil................       108,600       9,109,368
          Occidental Petroleum.......        58,600       3,391,768
          Penn Virginia..............        13,600         546,720
       +  PetroHawk Energy...........        34,500         547,170
       +  Petroquest Energy..........        21,200         308,248
          St Mary Land &
           Exploration..............         51,300       1,878,606
          World Fuel Services........         8,600         361,716
                                                       ------------
                                                         27,799,874
                                                       ------------
          PAPER & FOREST PRODUCTS-0.06%
          Wausau Paper...............        25,300         339,020
                                                       ------------
                                                            339,020
                                                       ------------
          PERSONAL PRODUCTS-0.10%
          Alberto-Culver.............        12,500         296,500
          Nu Skin Enterprises Class
           A........................         19,100         315,150
                                                       ------------
                                                            611,650
                                                       ------------


                          LVIP Delaware Managed Fund-5

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)


                                         NUMBER OF         VALUE
                                           SHARES        (U.S. $)

          COMMON STOCK (CONTINUED)
          PHARMACEUTICALS-3.20%
          Abbott Laboratories........         4,000    $    214,200
       +  Cardiome Pharma............        20,600         189,726
       +  Eurand.....................        15,400         241,318
          Johnson & Johnson..........       104,200       6,420,804
          Merck & Co.................        84,800       4,223,040
       +  MGI PHARMA.................        19,300         431,741
       +  Noven Pharmaceuticals......        15,000         351,750
          Pfizer.....................        80,900       2,068,613
       +  Sciele Pharma..............        16,600         391,096
          Wyeth......................        81,500       4,673,210
                                                       ------------
                                                         19,205,498
                                                       ------------
          REAL ESTATE INVESTMENT TRUSTS-1.31%
          Developers Diversified
           Realty...................         22,100       1,164,891
          Equity Inns................        19,700         441,280
          First Industrial Realty
           Trust....................         12,600         488,376
          First Potomac Realty
           Trust....................         14,900         347,021
          Home Properties............         8,000         415,440
          Host Hotels & Resorts......        62,600       1,447,312
          Maguire Properties.........         9,200         315,836
          Nationwide Health
           Properties...............         20,300         552,160
          Pennsylvania Real Estate
           Investment Trust.........          9,900         438,867
          ProLogis...................        24,000       1,365,600
          Senior Housing Properties
           Trust....................         22,700         461,945
          Sovran Self Storage........         8,600         414,176
                                                       ------------
                                                          7,852,904
                                                       ------------
          ROAD & RAIL-0.44%
          Arkansas Best..............         8,600         335,142
          Norfolk Southern...........        43,700       2,297,309
                                                       ------------
                                                          2,632,451
                                                       ------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.18%
       +  Cymer......................         8,700         349,740
       +  FormFactor.................         9,000         344,700
          Intel......................       239,600       5,692,896
       +  Kulicke & Soffa
           Industries...............         46,200         483,714
       +  MIPS Technologies..........        47,300         415,767
       +  OmniVision Technologies....        16,600         300,626
       +  ON Semiconductor...........        42,100         451,312
       +  Photronics.................        26,300         391,344
       +  Spansion Class A...........        24,700         274,170
       +  Tessera Technologies.......        10,200         413,610
          Texas Instruments..........       104,900       3,947,387
                                                       ------------
                                                         13,065,266
                                                       ------------
          SOFTWARE-1.86%
       +  Aspen Technology...........        29,600         414,400
       +  Blackboard.................         5,200         219,024
       +  Lawson Software............        36,900         364,941
          Microsoft..................       276,025       8,134,457
       +  Progress Software..........        11,300         359,227
          Quality Systems............         7,100         269,587
       +  Secure Computing...........        36,100         273,999
       +  Smith Micro Software.......        30,400         457,824
       +  SPSS.......................         9,300         410,502
       +  Wind River Systems.........        24,600         270,600
                                                       ------------
                                                         11,174,561
                                                       ------------
          SPECIALTY RETAIL-1.40%
          Abercrombie & Fitch Class
           A........................         32,900       2,401,042
       +  Aeropostale................        11,100         462,648
          Best Buy...................        57,100       2,664,857
       +  Charlotte Russe Holding....        14,900         400,363
       +  Charming Shoppes...........        40,600         439,698
       +  DSW Class A................        10,200         355,164
       +  Guitar Center..............         7,000         418,670
       +  Jos A Bank Clothiers.......         9,400         389,818
          Stage Stores...............        24,500         513,520
       +  Wet Seal Class A...........        62,700         376,827
                                                       ------------
                                                          8,422,607
                                                       ------------
          TEXTILES, APPAREL & LUXURY GOODS-1.30%
       +  Coach......................        51,700       2,450,063
          NIKE Class B...............        41,500       2,419,035
          Phillips-Van Heusen........        29,200       1,768,644
       +  Quiksilver.................        37,500         529,875
       +  True Religion Apparel......        18,400         374,072
          UniFirst...................         5,700         251,085
                                                       ------------
                                                          7,792,774
                                                       ------------
          THRIFT & MORTGAGE FINANCE-1.67%
          BankUnited Financial Class
           A........................         24,500         491,715
          City Bank Lynnwood.........        10,200         321,402
          Dime Community Bancshares..        27,900         368,001
          First Place Financial......        20,800         439,296
       +  FirstFed Financial.........         8,600         487,878
          Freddie Mac................        38,600       2,343,020
          PMI Group..................        42,500       1,898,475
          TierOne....................         9,700         291,970
       +  Triad Guaranty.............         9,800         391,314
          Washington Mutual..........        70,600       3,010,384
                                                       ------------
                                                         10,043,455
                                                       ------------
          TOBACCO-0.23%
          Altria Group...............        19,400       1,360,716
                                                       ------------
                                                          1,360,716
                                                       ------------
          TRADING COMPANY & DISTRIBUTORS-0.14%
          Applied Industrial
           Technologies.............         16,200         477,900
          Lawson Products............        10,000         387,000
                                                       ------------
                                                            864,900
                                                       ------------
          WIRELESS TELECOMMUNICATION SERVICES-0.30%
       +  Dobson Communications Class
           A........................         39,900         443,289
       +  Harris Stratex Networks
           Class A..................         21,000         377,580

                          LVIP Delaware Managed Fund-6

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)


                                         NUMBER OF         VALUE
                                           SHARES        (U.S. $)

          COMMON STOCK (CONTINUED)
          WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
       +  MetroPCS Communications....        29,500    $    974,680
                                                       ------------
                                                          1,795,549
                                                       ------------
          TOTAL COMMON STOCK (COST
           $288,543,377)............                    406,427,095
                                                       ------------


                                         PRINCIPAL
                                           AMOUNT
                                          (U.S. $)

          AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.92%
          Fannie Mae
           Series 2003-122 AJ
           4.50% 2/25/28............    $   185,539         179,225
           Series 2005-110 MB
           5.50% 9/25/35............        500,000         497,141
          Fannie Mae Grantor Trust
           Series 2001-T8 A2
           9.50% 7/25/41............        127,050         135,670
          Fannie Mae Whole Loan
           Series 2004-W9 2A1
           6.50% 2/25/44............        278,290         282,627
          Freddie Mac
           Series 2662 MA
           4.50% 10/15/31...........        358,806         350,237
           Series 2694 QG
           4.50% 1/15/29............        400,000         383,366
           Series 2872 GC
           5.00% 11/15/29...........        410,000         396,614
           Series 2890 PC
           5.00% 7/15/30............        575,000         556,244
           Series 2915 KP
           5.00% 11/15/29...........        340,000         329,021
           Series 3005 ED
           5.00% 7/15/25............        500,000         461,267
           Series 3022 MB
           5.00% 12/15/28...........        615,000         600,697
           Series 3063 PC
           5.00% 2/15/29............        550,000         537,690
          Freddie Mac Structured Pass
           Through Securities
           Series T-58 2A
           6.50% 9/25/43............        220,733         223,953
          -Series T-60 1A4C
           5.395% 3/25/44...........        365,000         361,638
          GNMA Series 2002-61 BA
           4.648% 3/16/26...........        218,886         216,456
                                                       ------------
          TOTAL AGENCY COLLATERALIZED
           MORTGAGE OBLIGATIONS
           (COST $5,636,791)........                      5,511,846
                                                       ------------
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S. $)       (U.S. $)

          AGENCY MORTGAGE-BACKED SECURITIES-7.24%
          Fannie Mae
           6.50% 8/1/17.............    $   177,107    $    180,318
          Fannie Mae Relocation 15 yr
           4.00% 9/1/20.............        773,610         711,934
          Fannie Mae Relocation 30 yr
           4.00% 3/1/35..............       423,447         377,934
           5.00% 1/1/34..............       198,095         187,645
           5.00% 10/1/35.............       202,628         191,657
           5.00% 2/1/36..............       735,059         693,964
          Fannie Mae S.F. 15 yr TBA
           4.50% 7/1/21..............       830,000         787,721
           5.00% 7/1/22..............     2,700,000       2,609,296
           5.50% 7/1/22..............     2,000,000       1,970,312
           6.00% 7/1/22..............     2,355,000       2,365,671
          Fannie Mae S.F. 30 yr
           5.50% 3/1/29..............       440,795         427,270
           5.50% 4/1/29..............       296,756         287,650
           7.50% 6/1/31..............        54,578          57,005
          Fannie Mae S.F. 30 yr TBA
           5.00% 7/1/37..............     8,860,000       8,302,095
           5.50% 7/1/37..............    13,735,000      13,247,834
           6.00% 8/1/37..............     4,795,000       4,740,308
           6.50% 7/1/37..............     2,230,000       2,250,906
           7.00% 7/1/37..............       390,000         400,481
       -  Freddie Mac ARM
           5.838% 4/1/34............        136,473         137,819
          Freddie Mac Relocation 30
           yr
           5.00% 9/1/33.............        483,691         460,044
          Freddie Mac S.F. 15 yr
           4.00% 2/1/14.............        184,429         177,327
          Freddie Mac S.F. 30 yr
           7.00% 11/1/33............          9,786          10,101
          Freddie Mac S.F. 30 yr TBA
           6.00% 7/1/37.............        835,000         827,172
          GNMA I S.F. 30 yr
           7.00% 12/15/34............       384,669         403,751
           7.50% 1/15/32.............        28,025          29,349
          GNMA S.F. 30 yr TBA
           5.50% 7/1/37..............       825,000         800,507
           6.00% 7/1/37..............       825,000         820,618
                                                       ------------
          TOTAL AGENCY MORTGAGE-
           BACKED SECURITIES (COST
           $43,896,367).............                     43,456,689
                                                       ------------
          AGENCY OBLIGATIONS-0.43%
       *  Fannie Mae
           5.386% 10/9/19...........      1,460,000         731,651
          Federal Home Loan Bank
           4.25% 9/14/07............      1,740,000       1,736,029
          Freddie Mac
           4.75% 1/19/16............        105,000         100,323
                                                       ------------
          TOTAL AGENCY OBLIGATIONS
           (COST $2,579,652)........                      2,568,003
                                                       ------------


                          LVIP Delaware Managed Fund-7

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                          (U.S. $)       (U.S. $)

          COMMERCIAL MORTGAGE-BACKED SECURITIES-1.79%
          Banc of America Commercial
           Mortgage Securities
          -Series 2006-3 A4
           5.889% 7/10/44...........    $   705,000    $    706,068
           Series 2006-4 A4
           5.634% 7/10/46...........         60,000          58,909
       #  Bear Stearns Commercial
           Mortgage Securities
           Series 2004-ESA E 144A
           5.064% 5/14/16...........        465,000         462,603
          Commercial Mortgage Pass
           Through Certificates
          #Series 2001-J1A A2 144A
           6.457% 2/14/34...........        298,020         305,102
           Series 2006-C7 A2
           5.69% 6/10/46............        290,000         290,531
       -  Credit Suisse Mortgage
           Capital Certificates
           Series 2006-C1 AAB
           5.681% 2/15/39...........        160,000         158,618
       #  Crown Castle Towers 144A
           Series 2005-1A C
           5.074% 6/15/35...........        225,000         220,569
           Series 2006-1A B
           5.362% 11/15/36..........        190,000         186,829
          GE Capital Commercial
           Mortgage Series 2002-1A
           A3
           6.269% 12/10/35..........        120,000         122,961
          Greenwich Capital
           Commercial Funding
           Series 2007-GG9 A4
           5.444% 3/10/39...........        665,000         643,799
          Goldman Sachs Mortgage
           Securities II
           Series 2006-GG8 A4
           5.56% 11/10/39...........        740,000         723,844
       -  #Series 2006-RR2 A1 144A
           5.812% 8/23/36...........        340,000         333,431
       -  #Series 2006-RR3 A1S 144A
           5.76% 7/18/56............        850,000         829,491
          JPMorgan Chase Commercial
           Mortgage Securities
           Series 2002-C1 A3
           5.376% 7/12/37...........        310,000         306,534
           Series 2003-C1 A2
           4.985% 1/12/37...........        580,000         561,010
          -Series 2006-LDP7 AJ
           6.066% 4/15/45...........        110,000         110,089
       -  #Series 2006-RR1A A1 144A
           5.606% 10/18/52..........        730,000         705,822
           Series 2007-CB18 A4
           5.44% 6/12/47............        585,000         565,314
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S. $)       (U.S. $)

          Lehman Brothers-UBS
           Commercial Mortgage Trust
           Series 2002-C1 A4
           6.462% 3/15/31...........        485,000         501,191
          Merrill Lynch/Countrywide
           Commercial Mortgage Trust
           Series 2007-5 A4
           5.378% 8/12/48...........        305,000         293,136
       #  Merrill Lynch Mortgage Trust 144A
           Series 2002-MW1 J
           5.695% 7/12/34...........        275,000         269,817
           Series 2005-GGP1 E
           4.33% 11/15/10...........        100,000          99,431
           Series 2005-GGP1 F
           4.35% 11/15/10...........        100,000          99,406
          Morgan Stanley Capital I
          #Series 1999-FNV1 G 144A
           6.12% 3/15/31............        145,000         145,230
          -Series 2007-IQ14 A4
           5.692% 4/15/49...........        260,000         254,807
      -#  Morgan Stanley Dean Witter
           Capital I Series 2001-
           TOP1 E 144A
           7.551% 2/15/33...........        100,000         104,925
      -#  STRIPs III
           Series 2003-1A AFIX 144A
           3.308% 3/24/18...........        419,261         406,291
       #  Tower 144A
           Series 2004-2A A
           4.232% 12/15/14..........        395,000         381,970
           Series 2006-1 B
           5.588% 2/15/36...........        160,000         158,856
           Series 2006-1 C
           5.707% 2/15/36...........        240,000         238,519
          Wachovia Bank Commercial
           Mortgage Trust Series
           2006-C28 A2
           5.50% 10/15/48...........        480,000         476,636
                                                       ------------
          TOTAL COMMERCIAL MORTGAGE-
           BACKED SECURITIES (COST
           $11,002,724).............                     10,721,739
                                                       ------------
          CONVERTIBLE BONDS-0.09%
       -  US Bancorp
           3.61% 9/20/36............        575,000         574,770
                                                       ------------
          TOTAL CONVERTIBLE BONDS
           (COST $573,850)..........                        574,770
                                                       ------------
          CORPORATE BONDS-9.22%
          AIRLINES-0.25%
          American Airlines
           3.857% 7/9/10.............       433,696         415,806
           6.817% 5/23/11............       380,000         379,050
          Continental Airlines
           6.503% 6/15/11............       550,000         552,063

                          LVIP Delaware Managed Fund-8

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                          (U.S. $)       (U.S. $)

          CORPORATE BONDS (CONTINUED)
          AIRLINES (CONTINUED)
          Delta Air Lines
           7.57% 11/18/10...........    $   165,000    $    171,325
                                                       ------------
                                                          1,518,244
                                                       ------------
          AUTO COMPONENTS-0.03%
          Visteon
           8.25% 8/1/10.............        170,000         169,575
                                                       ------------
                                                            169,575
                                                       ------------
          AUTOMOBILES-0.16%
       -  DaimlerChrysler Holding
           5.805% 8/3/09............        485,000         487,765
          Ford Motor
           7.45% 7/16/31............        190,000         152,713
          General Motors
           8.375% 7/15/33...........        340,000         311,950
                                                       ------------
                                                            952,428
                                                       ------------
          BIOTECHNOLOGY-0.14%
       #  Amgen 144A
           5.85% 6/1/17..............       255,000         251,503
           6.375% 6/1/37.............       590,000         579,137
                                                       ------------
                                                            830,640
                                                       ------------
          BUILDING PRODUCTS-0.04%
       -  Masco
           5.66% 3/12/10............        255,000         255,379
                                                       ------------
                                                            255,379
                                                       ------------
          CAPITAL MARKETS-0.53%
       -  Ameriprise Financial
           7.518% 6/1/66............        330,000         344,261
          AMVESCAP
           5.625% 4/17/12...........        355,000         352,551
       #  Capmark Financial Group 144A
           5.875% 5/10/12............       205,000         202,524
           6.30% 5/10/17.............       585,000         576,712
          E Trade Financial
           8.00% 6/15/11............        105,000         108,150
          Goldman Sachs Group
           6.345% 2/15/34...........        170,000         162,638
          Jefferies Group
           6.45% 6/8/27.............        250,000         244,641
          LaBranche
           9.50% 5/15/09............        180,000         187,200
       #  Lazard Group 144A
           6.85% 6/15/17............        130,000         130,322
       -  Lehman Brothers Holdings
           Capital Trust VIII
           6.19% 11/29/49...........         80,000          80,073
       -  Mellon Capital IV
           6.244% 6/29/49...........        250,000         252,521
          Merrill Lynch
           6.22% 9/15/26............        130,000         127,009
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S. $)       (U.S. $)

       -  UBS Preferred Funding Trust
           V
           6.243% 5/29/49...........        400,000         402,256
                                                       ------------
                                                          3,170,858
                                                       ------------
          CHEMICALS-0.03%
          Lubrizol
           4.625% 10/1/09...........        190,000         186,371
                                                       ------------
                                                            186,371
                                                       ------------
          COMMERCIAL BANKS-1.13%
       -  BAC Capital Trust XIV
           5.63% 12/31/49...........        210,000         205,542
      -#  Credit Agricole 144A
           6.637% 5/29/49...........        460,000         447,948
          First Union Institutional
           Capital II 7.85% 1/1/27..        415,000         431,676
      -#  KBC Bank Funding Trust III
           144A 9.86% 11/29/49......        155,000         169,105
          Marshall & Ilsley Bank
           3.95% 8/14/09.............       690,000         672,972
          -5.63% 12/4/12.............       140,000         140,172
       -  MUFG Capital Finance 1
           6.346% 7/29/49...........        285,000         280,509
          National City Bank
           5.80% 6/7/17.............        250,000         247,374
      -#  PNC Preferred Funding Trust
           I 144A 6.113% 3/29/49....        400,000         390,532
          Popular North America
           4.25% 4/1/08..............       440,000         435,573
          -5.75% 4/6/09..............       255,000         256,334
          Popular North America
           Capital Trust I 6.564%
           9/15/34..................        170,000         156,060
      -#  Rabobank Capital Funding II
           144A 5.26% 12/29/49......        135,000         129,639
       -  RBS Capital Trust I
           4.709% 12/29/49..........        260,000         242,326
      -#  Resona Preferred Global
           Securities 144A
           7.191% 12/29/49..........        210,000         215,050
      -#  Shinsei Finance II 144A
           7.16% 7/29/49............        115,000         114,892
      -#  Sumitomo Mitsui 144A
           5.625% 7/29/49...........        700,000         668,182
          SunTrust Capital II
           7.90% 6/15/27............        400,000         416,328
          Vneshtorgbank
      -#  144A 5.955% 8/1/08.........       185,000         185,416
           6.18% 12/7/09.............       200,000         201,000
          Wachovia
           5.75% 6/15/17............        245,000         242,171
       #  Wachovia Capital Trust I
           144A
           7.64% 1/15/27............        520,000         540,222
                                                       ------------
                                                          6,789,023
                                                       ------------


                          LVIP Delaware Managed Fund-9

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                          (U.S. $)       (U.S. $)

          CORPORATE BONDS (CONTINUED)
          COMMERCIAL SERVICES & SUPPLIES-0.02%
          Corrections Corporation of
           America 7.50% 5/1/11.....    $   115,000    $    117,156
                                                       ------------
                                                            117,156
                                                       ------------
          CONSUMER FINANCE-0.45%
       -  American Express
           6.80% 9/1/66.............        495,000         511,271
          Ford Motor Credit
           7.80% 6/1/12..............       565,000         551,723
          -8.105% 1/13/12............       140,000         139,776
          GMAC
           6.625% 5/15/12............       190,000         183,666
           6.875% 9/15/11............     1,115,000       1,097,758
          International Lease Finance
           4.625% 6/2/08.............        25,000          24,813
           5.75% 6/15/11.............       195,000         195,986
                                                       ------------
                                                          2,704,993
                                                       ------------
          CONTAINERS & PACKAGING-0.03%
          Pactiv
           5.875% 7/15/12............       105,000         105,385
           6.40% 1/15/18.............        85,000          85,481
                                                       ------------
                                                            190,866
                                                       ------------
          DIVERSIFIED FINANCIAL SERVICES-0.58%
          Citigroup
           6.125% 8/25/36...........        220,000         216,746
      -#  Fuji JGB Investment 144A
           9.87% 12/29/49...........        375,000         389,912
      -#  ILFC E-Capital Trust II
           144A
           6.25% 12/21/65...........        495,000         483,573
          JPMorgan Chase
           6.125% 6/27/17...........        215,000         217,073
          JPMorgan Chase Capital
           XVIII
           6.95% 8/17/36............        135,000         136,885
       -  JPMorgan Chase Capital XXI
           6.305% 2/2/37............        275,000         272,631
          TNK-BP Finance
           6.625% 3/20/17............       480,000         466,488
       #  144A 6.625% 3/20/17........       315,000         305,960
      -#  USB Realty 144A
           6.091% 12/22/49..........      1,000,000         981,910
                                                       ------------
                                                          3,471,178
                                                       ------------
          DIVERSIFIED TELECOMMUNICATIONS SERVICES-0.44%
          AT&T
           7.30% 11/15/11............       380,000         404,880
           8.00% 11/15/31............       210,000         250,334
          BellSouth
           4.20% 9/15/09............        200,000         194,889
          Citizens Communications
           9.25% 5/15/11............        305,000         330,924
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S. $)       (U.S. $)

          Embarq
           6.738% 6/1/13.............       260,000         265,280
           7.082% 6/1/16.............       320,000         322,319
          Telefonica Emisiones
           5.984% 6/20/11............       180,000         181,815
           6.221% 7/3/17.............       170,000         169,887
           6.421% 6/20/16............       150,000         152,350
           7.045% 6/20/36............       110,000         114,272
          Triton PCS
           8.50% 6/1/13.............        200,000         205,500
          Windstream
           8.125% 8/1/13............         55,000          57,750
                                                       ------------
                                                          2,650,200
                                                       ------------
          ELECTRIC UTILITIES-0.80%
       -  Alabama Power Capital Trust
           IV
           4.75% 10/1/42............        560,000         558,899
       -  AVA Capital Trust III
           6.50% 4/1/34.............        140,000         139,699
          Commonwealth Edison
           5.95% 8/15/16............        535,000         524,661
          Consumers Energy
           6.00% 2/15/14............        450,000         455,097
          FPL Group Capital
           5.625% 9/1/11.............       285,000         285,185
          -6.65% 6/15/67.............       125,000         124,188
          Pepco Holdings
           5.50% 8/15/07.............       243,000         243,104
          -5.985% 6/1/10.............       360,000         360,460
           6.125% 6/1/17.............       125,000         123,759
       #  Power Contract Financing
           144A
           6.256% 2/1/10............        401,676         404,428
       -  Progress Energy
           5.806% 1/15/10...........        410,000         411,331
          Southwestern Public Service
           6.00% 10/1/36............        365,000         347,702
       #  TAQA 144A
           5.875% 10/27/16...........       290,000         284,179
           6.50% 10/27/36............       530,000         515,875
                                                       ------------
                                                          4,778,567
                                                       ------------
          FOOD & STAPLES RETAILING-0.12%
          CVS Caremark
           5.75% 6/1/17..............       205,000         198,155
           6.25% 6/1/27..............       160,000         155,465
          Fred Meyer
           7.45% 3/1/08.............         43,000          43,543
          Kroger
           6.375% 3/1/08............        330,000         331,771
                                                       ------------
                                                            728,934
                                                       ------------


                          LVIP Delaware Managed Fund-10

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                          (U.S. $)       (U.S. $)

          CORPORATE BONDS (CONTINUED)
          FOOD PRODUCTS-0.03%
          Smithfield Foods
           7.75% 7/1/17.............    $   175,000    $    175,875
                                                       ------------
                                                            175,875
                                                       ------------
          GAS UTILITIES-0.26%
          Atmos Energy
           4.00% 10/15/09...........        415,000         401,256
       #  Caithness Coso Funding 144A
           5.489% 6/15/19...........        259,766         251,972
          ONEOK
           5.51% 2/16/08............        305,000         305,039
          Southern Union
           6.15% 8/16/08............        600,000         603,053
                                                       ------------
                                                          1,561,320
                                                       ------------
          HEALTH CARE EQUIPMENT & SUPPLIES-0.12%
          Baxter International
           5.196% 2/16/08...........        280,000         279,633
          Boston Scientific
           6.40% 6/15/16............        285,000         277,345
          Medtronic
           4.75% 9/15/15............        195,000         181,839
                                                       ------------
                                                            738,817
                                                       ------------
          HEALTH CARE PROVIDERS & SERVICES-0.24%
          AmerisourceBergen
           5.875% 9/15/15...........        480,000         463,959
          US Oncology
           9.00% 8/15/12............        185,000         191,475
          WellPoint
           4.25% 12/15/09............       210,000         203,534
           5.875% 6/15/17............       620,000         613,530
                                                       ------------
                                                          1,472,498
                                                       ------------
          HOTELS, RESTAURANTS & LEISURE-0.02%
          Mandalay Resort Group
           9.50% 8/1/08.............        105,000         108,675
                                                       ------------
                                                            108,675
                                                       ------------
          HOUSEHOLD DURABLES-0.15%
          Centex
           4.875% 8/15/08...........        610,000         603,065
          Fortune Brands
           5.125% 1/15/11...........        290,000         283,210
                                                       ------------
                                                            886,275
                                                       ------------
          INDUSTRIAL CONGLOMERATES-0.13%
          General Electric
           5.00% 2/1/13.............        465,000         451,374
       #  Siemens Finance 144A
           6.125% 8/17/26...........        255,000         252,348
          Tyco International Group
           6.00% 11/15/13...........         70,000          71,973
                                                       ------------
                                                            775,695
                                                       ------------
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S. $)       (U.S. $)

          INSURANCE-0.62%
       #  Farmers Insurance Exchange
           144A 8.625% 5/1/24.......        260,000         301,117
          MetLife
           5.00% 6/15/15............        200,000         189,131
          Montpelier Re Holdings
           6.125% 8/15/13...........        110,000         106,909
       #  Mutual of Omaha Insurance
           144A 6.80% 6/15/36.......        190,000         197,255
       #  Nationwide Mutual Insurance
           144A 7.875% 4/1/33.......        345,000         398,826
          Prudential Financial
           6.10% 6/15/17............        125,000         126,644
          SAFECO Capital Trust I
           8.072% 7/15/37...........        570,000         593,632
          St. Paul Travelers
           5.01% 8/16/07............        200,000         199,919
          Travelers Companies
           6.25% 6/15/37............        330,000         320,617
      -#  Twin Reefs Pass Through
           Trust 144A 6.32%
           12/31/49.................        700,000         702,250
          Unitrin
           6.00% 5/15/17............        380,000         369,031
       -  XL Capital
           6.50% 12/31/49...........        220,000         206,985
                                                       ------------
                                                          3,712,316
                                                       ------------
          IT SERVICES-0.04%
          Sungard Data Systems
           10.25% 8/15/15...........        250,000         265,625
                                                       ------------
                                                            265,625
                                                       ------------
          MACHINERY-0.02%
          Caterpillar
           6.05% 8/15/36............         95,000          93,776
                                                       ------------
                                                             93,776
                                                       ------------
          MARINE-0.07%
       #  DP World 144A
           6.85% 7/2/37.............        265,000         265,571
       #  DP World Sukuk 144A
           6.25% 7/2/17.............        175,000         173,898
                                                       ------------
                                                            439,469
                                                       ------------
          MEDIA-0.41%
          CCH I Holdings
           13.50% 1/15/14...........        210,000         216,563
          Comcast
          -5.656% 7/14/09............       200,000         200,112
           6.50% 11/15/35............       200,000         194,485
          Cox Communications
           4.625% 1/15/10...........        250,000         244,329
          Time Warner
           5.50% 11/15/11...........        225,000         222,712

                          LVIP Delaware Managed Fund-11

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                          (U.S. $)       (U.S. $)

          CORPORATE BONDS (CONTINUED)
          MEDIA (CONTINUED)
       #  Time Warner Cable 144A
           5.40% 7/2/12..............   $   690,000    $    678,326
           5.85% 5/1/17..............       235,000         228,992
           6.55% 5/1/37..............        45,000          43,632
          Time Warner Entertainment
           8.375% 3/15/23...........        125,000         143,821
          Viacom
           5.75% 4/30/11............        270,000         269,837
                                                       ------------
                                                          2,442,809
                                                       ------------
          METALS & MINING-0.13%
          Newmont Gold
           8.91% 1/5/09.............         38,639          39,814
          US Steel
           6.05% 6/1/17..............       200,000         195,400
           6.65% 6/1/37..............       170,000         165,150
          Vale Overseas
           6.25% 1/23/17.............       210,000         209,333
           6.875% 11/21/36...........       155,000         156,191
                                                       ------------
                                                            765,888
                                                       ------------
          MULTILINE RETAIL-0.12%
          Federated Retail Holdings
           5.35% 3/15/12............        220,000         216,359
          Penney (JC)
           6.375% 10/15/36...........       300,000         286,611
           8.00% 3/1/10..............       195,000         206,025
                                                       ------------
                                                            708,995
                                                       ------------
          MULTI-UTILITIES-0.38%
          Avista
           9.75% 6/1/08.............        295,000         305,932
          Dominion Resources
           5.687% 5/15/08...........        385,000         385,544
       -  Nisource Finance
           5.93% 11/23/09...........        260,000         260,548
          PSEG Funding Trust I
           5.381% 11/16/07..........        585,000         584,531
          Puget Sound Energy
           5.483% 6/1/35............        215,000         190,556
       -  Sempra Energy
           5.83% 5/21/08............        380,000         380,190
          TECO Energy
           7.20% 5/1/11.............         35,000          36,447
          Xcel Energy
           6.50% 7/1/36.............        125,000         126,836
                                                       ------------
                                                          2,270,584
                                                       ------------
          OIL, GAS & CONSUMABLE FUELS-0.52%
          Anadarko Petroleum
           6.45% 9/15/36............        180,000         173,684
          Apache
           5.25% 4/15/13.............       200,000         196,287
           5.625% 1/15/17............       280,000         273,946
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S. $)       (U.S. $)

          Canadian Natural Resources
           5.70% 5/15/17............        355,000         344,052
          Devon Energy
           7.95% 4/15/32............         55,000          64,480
          Enbridge
           5.80% 6/15/14............         65,000          64,555
          Enterprise Products
           Operating
           4.00% 10/15/07............       270,000         268,900
           4.625% 10/15/09...........       360,000         352,781
       #  Lukoil International
           Finance 144A
           6.356% 6/7/17.............       100,000          96,950
           6.656% 6/7/22.............       100,000          97,250
          Nexen
           6.40% 5/15/37............        125,000         119,892
       #  Ras Laffan Liquefied
           Natural Gas III 144A
           5.832% 9/30/16...........        315,000         310,225
          Suncor Energy
           6.50% 6/15/38............        130,000         131,069
          Valero Energy
           6.625% 6/15/37...........        120,000         119,834
          Valero Logistics Operations
           6.05% 3/15/13............        510,000         510,411
                                                       ------------
                                                          3,124,316
                                                       ------------
          PAPER & FOREST PRODUCTS-0.07%
          Bowater
           9.00% 8/1/09.............        165,000         168,300
       #  Stora Enso 144A
           7.25% 4/15/36............        245,000         244,726
                                                       ------------
                                                            413,026
                                                       ------------
          PHARMACEUTICALS-0.07%
          Wyeth
           5.50% 2/1/14..............       270,000         266,470
           5.95% 4/1/37..............       190,000         182,196
                                                       ------------
                                                            448,666
                                                       ------------
          REAL ESTATE INVESTMENT TRUSTS-0.16%
          Developers Diversified
           Realty
           4.625% 8/1/10.............       390,000         378,732
           5.375% 10/15/12...........       110,000         107,916
          HRPT Properties Trust
           6.25% 6/15/17............        250,000         252,363
          Regency Centers
           5.875% 6/15/17...........        250,000         246,307
                                                       ------------
                                                            985,318
                                                       ------------
          ROAD & RAIL-0.11%
       #  Erac USA Finance 144A
           7.35% 6/15/08............        650,000         659,045
                                                       ------------
                                                            659,045
                                                       ------------


                          LVIP Delaware Managed Fund-12

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                          (U.S. $)       (U.S. $)

          CORPORATE BONDS (CONTINUED)
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.01%
       #  Freescale Semiconductor
           144A
           10.125% 12/15/16.........    $    45,000    $     42,525
                                                       ------------
                                                             42,525
                                                       ------------
          THRIFT & MORTGAGE FINANCE-0.58%
       #  Northern Rock 144A
           5.625% 6/22/17............       375,000         376,971
          -6.594% 6/29/49............       250,000         251,702
          PMI Group
           5.568% 11/15/08..........        385,000         383,856
          Residential Capital
          -5.86% 6/9/08..............       315,000         311,877
           6.00% 2/22/11.............       245,000         237,261
           6.125% 11/21/08...........       325,000         322,138
           6.375% 6/30/10............       261,000         257,803
          -6.66% 11/21/08............       175,000         175,524
       -  #144A 7.187% 4/17/09.......       475,000         473,075
      -#  Washington Mutual Preferred
           Funding III 144A
           6.895% 6/29/49...........        700,000         691,045
                                                       ------------
                                                          3,481,252
                                                       ------------
          TOBACCO-0.02%
          UST 6.625% 7/15/12.........        95,000          98,650
                                                       ------------
                                                             98,650
                                                       ------------
          WIRELESS TELECOMMUNICATION SERVICES-0.19%
          Nextel Communications
           6.875% 10/31/13..........        445,000         442,082
          Sprint Capital
           7.625% 1/30/11...........        385,000         405,378
          Sprint Nextel
           5.76% 6/28/10............        240,000         240,131
           6.00% 12/1/16.............        75,000          71,274
                                                       ------------
                                                          1,158,865
                                                       ------------
          TOTAL CORPORATE BONDS (COST
           $55,346,494).............                     55,344,692
                                                       ------------
          FOREIGN AGENCY-0.07%
          Pemex Project Funding
           Master Trust
           6.125% 8/15/08...........        415,000         418,528
                                                       ------------
          TOTAL FOREIGN AGENCY (COST
           $437,274)................                        418,528
                                                       ------------
          MUNICIPAL BONDS-0.59%
          California State
           5.00% 2/1/33.............        265,000         269,367
          California State University
           Systemwide Revenue
           5.00% 11/1/30 (AMBAC)....        305,000         315,062
          Illinois State Taxable
           Pension
           5.10% 6/1/33.............        420,000         383,002
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S. $)       (U.S. $)

          Massachusetts Health &
           Education Facilities
           Authority Revenue
           (Harvard University)
           Series A
           5.00% 7/15/36............        495,000         512,383
          New Jersey Economic
           Development Authority
           Revenue Cigarette Tax
           5.75% 6/15/29............        320,000         340,880
          New York State Urban
           Development Income Series
           A-1
           5.25% 3/15/34 (FGIC).....        310,000         325,919
          Oregon State Taxable
           Pension
           5.892% 6/1/27............        485,000         491,984
          West Virginia Economic
           Development Authority
           5.37% 7/1/20 (MBIA)......        145,000         141,191
          West Virginia Tobacco
           Settlement Finance
           Authority
           7.467% 6/1/47............        450,000         459,311
          Wisconsin State General
           Taxable Revenue Series A
           5.70% 5/1/26 (FSA).......        305,000         302,298
                                                       ------------
          TOTAL MUNICIPAL BONDS
           (COST $3,526,370)........                      3,541,397
                                                       ------------
          NON-AGENCY ASSET-BACKED SECURITIES-2.67%
       -  BA Credit Card Trust Series
           2006-A10 A10
           5.30% 2/15/12............      5,730,000       5,727,536
       #  Cendant Timeshare
           Receivables Funding 2004-
           1A A1 144A
           3.67% 5/20/16............         96,308          93,716
          Citibank Credit Card
           Issuance Trust Series
           2000-A3 A3
           6.15% 6/15/39............      1,010,000       1,022,625
          Countrywide Asset-Backed Certificates
          -Series 2006-15 A3
           5.689% 10/25/46..........        485,000         481,422
           Series 2006-S2 A2
           5.627% 7/25/27...........        440,000         438,674
           Series 2006-S3 A2
           6.085% 6/25/21...........        540,000         541,317
          -Series 2006-S6 A2
           5.519% 3/25/34...........        475,000         472,653
          -Series 2006-S7 A3
           5.712% 11/25/35..........        910,000         900,775
          -Series 2006-S9 A3
           5.728% 8/25/36...........        570,000         561,098
           Series 2007-4 A2
           5.53% 9/25/37............        405,000         402,589
       #  Countrywide Asset-Backed
           NIM Certificates
           Series 2004-BC1 Note 144A
           5.50% 4/25/35............            221             110

                          LVIP Delaware Managed Fund-13

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                          (U.S. $)       (U.S. $)

          NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
          Credit-Based Asset
           Servicing and
           Securitization
          #Series 2006-SL1 A2 144A
           5.556% 9/25/36...........    $   430,000    $    426,505
           Series 2007-CB1 AF2
           5.721% 1/25/37...........        310,000         309,259
       #  Dunkin Securitization
           Series 2006-1 A2 144A
           5.779% 6/20/31...........        490,000         491,628
       -  GMAC Mortgage Loan Trust
           Series 2006-HE3 A2
           5.75% 10/25/36...........        175,000         174,650
          GSAMP Trust Series 2006-S3
           A1 6.085% 5/25/36........        114,027         113,241
      -#  MASTR Specialized Loan
           Trust
           Series 2005-2 A2 144A
           5.006% 7/25/35...........        201,305         195,125
          Mid-State Trust
           Series 11 A1
           4.864% 7/15/38...........        140,623         131,377
           Series 2004-1 A
           6.005% 8/15/37...........         88,018          87,891
          #Series 2006-1 A 144A
           5.787% 10/15/40..........        197,854         192,784
          Renaissance Home Equity
           Loan Trust
           Series 2005-4 A2
           5.399% 2/25/36...........        228,479         227,674
           Series 2005-4 A3
           5.565% 2/25/36...........        150,000         149,391
           Series 2006-2 AF3
           5.797% 8/25/36...........        175,000         174,821
           Series 2007-2 AF2
           5.675% 6/25/37...........        195,000         195,000
          Residential Asset
           Securities Series 2003-
           KS9 AI6
           4.71% 11/25/33...........        303,879         294,814
          Residential Funding
           Mortgage Securities II
           Series 2006-HI2 A3
           5.79% 2/25/36............        595,000         593,125
          RSB Bondco Series 2007-A A2
           5.723% 4/1/18............        335,000         334,842
       #  Sail Net Interest Margin
           Series 2003-10A A 144A
           7.50% 10/27/33...........         11,041               1
       #  Sharp Net Interest Margin
           Trust Series 2004-2N Note
           144A
           7.00% 1/25/34............         14,964           7,491
       #  Sierra Receivables Funding
           144A
           Series 2003-1A A
           3.09% 1/15/14............         47,976          47,021
           Series 2003-2A A1
           3.03% 12/15/15...........         76,716          74,502
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S. $)       (U.S. $)

          Structured Asset Securities
           Series 2001-SB1 A2
           3.375% 8/25/31...........        254,922         228,411
           Series 2005-2XS 1A2A
           4.51% 2/25/35............        929,175         911,277
                                                       ------------
          TOTAL NON-AGENCY ASSET-
           BACKED SECURITIES (COST
           $16,084,470).............                     16,003,345
                                                       ------------
          NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-5.18%
       -  Banc of America Funding
           Securities Series 2006-F
           1A2
           5.173% 7/20/36...........        448,669         443,941
          Bank of America Alternative
           Loan Trust
           Series 2003-10 2A1
           6.00% 12/25/33...........        389,315         384,023
           Series 2004-2 1A1
           6.00% 3/25/34............        374,806         369,125
           Series 2004-10 1CB1
           6.00% 11/25/34...........         32,130          32,335
           Series 2004-11 1CB1
           6.00% 12/25/34...........        550,744         543,085
           Series 2005-9 5A1
           5.50% 10/25/20...........        225,190         220,687
          Bank of America Mortgage
           Securities
          -Series 2003-D 1A2
           7.289% 5/25/33...........          2,817           2,838
          -Series 2004-L 4A1
           5.156% 1/25/35...........        420,136         411,766
           Series 2005-9 2A1
           4.75% 10/25/20...........        513,497         498,584
       -  Bear Stearns Alternative A
           Trust
           Series 2006-3 33A1
           6.162% 5/25/36...........        329,454         330,370
           Series 2006-3 34A1
           6.155% 5/25/36...........        598,706         600,348
          Bear Stearns Asset Backed
           Securities Series 2005-
           AC8 A5
           5.50% 11/25/35...........        498,096         496,292
       -  Citigroup Mortgage Loan
           Trust Series 2007-AR5 1AB
           5.625% 4/25/37...........        536,740         532,199
          Countrywide Alternative
           Loan Trust
           Series 2004-28CB 6A1
           6.00% 1/25/35............        204,138         201,299
          -Series 2004-J7 1A2
           4.673% 8/25/34...........        105,025         104,290
           Series 2004-J8 1A1
           7.00% 9/25/34............        199,664         204,094
           Series 2005-57CB 4A3
           5.50% 12/25/35...........        387,621         384,233

                          LVIP Delaware Managed Fund-14

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                          (U.S. $)       (U.S. $)

          NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
           (CONTINUED)
          -Series 2005-63 3A1
           5.894% 11/25/35..........    $   548,929    $    547,152
           Series 2005-85CB 2A2
           5.50% 2/25/36............        621,799         618,297
           Series 2006-2CB A3
           5.50% 3/25/36............        563,031         558,938
          Countrywide Home Loan
           Mortgage Pass Through
           Trust
           Series 2005-23 A1
           5.50% 11/25/35...........        317,773         303,920
           Series 2005-29 A1
           5.75% 12/25/35...........        653,899         633,767
           Series 2006-1 A2
           6.00% 3/25/36............        400,223         392,781
           Series 2006-1 A3
           6.00% 3/25/36............        105,109         102,596
          -Series 2006-HYB3 3A1A
           6.097% 5/20/36...........        507,401         510,235
          Credit Suisse First Boston
           Mortgage Securities
           Series 2004-1 3A1
           7.00% 2/25/34............         64,335          65,562
          First Horizon Asset
           Securities
           Series 2003-5 1A17
           8.00% 7/25/33............        125,186         130,447
          -Series 2004-AR5 4A1
           5.708% 10/25/34..........        256,438         254,653
          -Series 2007-AR2 1A1
           5.865% 8/25/37...........        275,000         274,656
       -  GMAC Mortgage Loan Trust
           Series 2005-AR2 4A
           5.188% 5/25/35...........        431,975         423,205
       #  GSMPS Mortgage Loan Trust
           144A
           Series 1998-3 A
           7.75% 9/19/27............        100,973         105,181
           Series 1999-3 A
           8.00% 8/19/29............        171,515         179,698
           Series 2005-RP1 1A3
           8.00% 1/25/35............        333,960         350,788
           Series 2005-RP1 1A4
           8.50% 1/25/35............        292,868         310,395
           Series 2006-RP1 1A3
           8.00% 1/25/36............        167,335         176,595
          GSR Mortgage Loan Trust
           Series 2006-1F 5A2
           6.00% 2/25/36............        174,782         170,603
       -  JPMorgan Mortgage Trust
           Series 2005-A1 4A1
           4.778% 2/25/35...........        501,248         487,505
           Series 2005-A4 1A1
           5.399% 7/25/35...........        290,021         285,810
           Series 2005-A6 1A2
           5.14% 9/25/35............        660,000         639,080
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S. $)       (U.S. $)

           Series 2006-A2 3A3
           5.678% 4/25/36...........        455,000         443,110
          Lehman Mortgage Trust
           Series 2005-2 2A3
           5.50% 12/25/35...........        390,902         388,865
       -  MASTR Adjustable Rate
           Mortgages Trust
           Series 2003-6 1A2
           5.89% 12/25/33...........        136,828         139,037
           Series 2005-6 7A1
           5.339% 6/25/35...........        182,279         179,512
          MASTR Alternative Loans
           Trust
           Series 2003-6 3A1
           8.00% 9/25/33............         57,908          59,070
           Series 2003-9 1A1
           5.50% 12/25/18...........        361,408         354,406
       #  MASTR Reperforming Loan
           Trust Series 2005-1 1A5
           144A
           8.00% 8/25/34............        331,032         347,185
          Nomura Asset Acceptance
           Series 2005-WF1 2A2
           4.786% 3/25/35...........        670,000         653,995
          Residential Asset Mortgage
           Products Series 2004-SL4
           A3
           6.50% 7/25/32............        217,911         220,690
       -  Residential Funding
           Mortgage Securities I
           Series 2006-SA3 3A1
           6.044% 9/25/36...........        462,598         463,694
       -  Structured Adjustable Rate
           Mortgage Loan Trust
           Series 2004-18 5A
           5.50% 12/25/34...........        270,509         267,687
           Series 2005-22 4A2
           5.373% 12/25/35..........         53,166          52,179
           Series 2006-5 5A4
           5.56% 6/25/36............        111,142         109,623
       -  Structured Asset Securities
           Series 2002-22H 1A
           6.951% 11/25/32..........         59,505          60,122
           Series 2005-6 B2
           5.344% 5/25/35...........         97,166          89,127
          Washington Mutual
           Alternative Mortgage Pass
           Through Certificates
           Series 2005-9 3CB
           5.50% 10/25/20...........        524,617         519,666
           Series 2006-2 2CB
           6.50% 3/25/36............        335,633         337,363
           Series 2006-5 2CB3
           6.00% 7/25/36............        481,895         485,114
          -Series 2006-AR5 3A
           5.969% 7/25/46...........        356,083         356,347

                          LVIP Delaware Managed Fund-15

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                          (U.S. $)       (U.S. $)

          NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
           (CONTINUED)
          Washington Mutual Mortgage
           Pass Through Certificates
           Series 2003-S10 A2
           5.00% 10/25/18...........    $   767,307    $    743,014
           Series 2004-CB3 4A
           6.00% 10/25/19...........        250,071         250,157
          -Series 2006-AR8 1A5
           5.90% 8/25/46............         98,994          99,246
          -Series 2006-AR8 2A3
           6.139% 8/25/36...........         62,914          63,197
          -Series 2006-AR10 1A1
           5.953% 9/25/36...........        481,204         480,753
          -Series 2006-AR14 1A4
           5.651% 11/25/36..........        479,281         477,922
          -Series 2007-HY1 1A1
           5.722% 2/25/37...........        963,681         961,143
          -Series 2007-HY3 4A1
           5.354% 3/25/37...........        530,859         525,929
          Wells Fargo Mortgage Backed
           Securities Trust
          -Series 2004-T A1
           5.026% 9/25/34...........        176,485         177,825
           Series 2005-7 A2
           5.25% 9/25/35............        320,164         299,916
           Series 2005-11 1A3
           5.50% 11/25/35...........        317,180         302,659
           Series 2005-14 2A1
           5.50% 12/25/35...........        773,521         739,800
           Series 2005-17 1A1
           5.50% 1/25/36............      1,246,403       1,190,511
           Series 2006-2 3A1
           5.75% 3/25/36............        415,203         405,924
           Series 2006-4 2A3
           5.75% 4/25/36............        197,623         192,247
           Series 2006-7 2A1
           6.00% 6/25/36............        942,801         924,978
          -Series 2006-AR4 1A1
           5.862% 4/25/36...........        523,968         522,318
          -Series 2006-AR4 2A1
           5.777% 4/25/36...........      1,064,586       1,058,867
          -Series 2006-AR6 7A1
           5.111% 3/25/36...........        934,063         912,938
          -Series 2006-AR10 5A1
           5.599% 7/25/36...........        471,225         468,574
          -Series 2006-AR11 A7
           5.519% 8/25/36...........        511,849         506,046
          -Series 2006-AR12 1A2
           6.031% 9/25/36...........        263,391         264,397
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S. $)       (U.S. $)

          -Series 2006-AR14 2A4
           6.096% 10/25/36..........        361,931         363,621
          -Series 2006-AR19 A1
           5.668% 12/25/36..........        347,292         342,953
                                                       ------------
          TOTAL NON-AGENCY
           COLLATERALIZED MORTGAGE
           OBLIGATIONS (COST
           $31,401,741).............                     31,083,100
                                                       ------------
          U.S. TREASURY OBLIGATIONS-2.87%
          U.S. Treasury Bond
           4.50% 2/15/36............      3,735,000       3,383,096
          U.S. Treasury Inflation
           Index Bond
           2.00% 1/15/26............        603,989         547,271
          U.S. Treasury Inflation Index Notes
           2.00% 1/15/14.............       950,802         914,033
           2.375% 4/15/11............       760,156         752,080
           2.375% 1/15/17............     1,911,439       1,866,789
           3.00% 7/15/12.............       741,447         756,044
           3.625% 1/15/08............       275,062         275,320
          U.S. Treasury Notes
           4.50% 5/15/10.............       470,000         465,227
           4.50% 5/15/17.............     1,933,000       1,853,869
           4.875% 6/30/09............     5,445,000       5,446,280
           4.875% 6/30/12............       985,000         982,615
                                                       ------------
          TOTAL U.S. TREASURY
           OBLIGATIONS (COST
           $17,342,919).............                     17,242,624
                                                       ------------


                                         NUMBER OF
                                           SHARES

          WARRANT-0.00%
      +#  Solutia 144A, exercise
           price $7.59, expiration
           date 7/15/09.............          1,465               0
                                                       ------------
          TOTAL WARRANT (COST
           $124,625)................                              0
                                                       ------------


                                         PRINCIPAL
                                           AMOUNT
                                          (U.S.$)

          INTEREST BEARING CERTIFICATES OF DEPOSIT-1.33%
          First Tennessee Bank
           5.30% 7/23/07............    $ 3,000,000       2,999,958
          Natixis
           5.345% 8/17/07...........      5,000,000       4,999,472
                                                       ------------
          TOTAL INTEREST BEARING
           CERTIFICATES OF DEPOSIT
           (COST $8,000,407)........                      7,999,430
                                                       ------------
       -  FLOATING RATE NOTE-0.33%
          Bank of America
           5.315% 5/16/08...........      2,000,000       2,000,488
                                                       ------------
          TOTAL FLOATING RATE NOTE
           (COST $2,000,000)........                      2,000,488
                                                       ------------


                          LVIP Delaware Managed Fund-16

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                          (U.S.$)         (U.S.$)

      =/  DISCOUNTED COMMERCIAL PAPER-6.02%
          Cargill Global Funding
           5.309% 7/31/07...........    $ 4,705,000    $  4,684,376
          Chesham Finance
           5.442% 7/2/07............      7,700,000       7,698,837
          Cullinan Finance
           5.308% 11/26/07..........      3,000,000       2,934,573
          Fountain Square Commercial
           Funding 5.307% 8/6/07....      4,000,000       3,978,960
          Morgan Stanley
           5.32% 7/23/07............      2,000,000       1,993,681
   <Cap-
   tion>
                                         Principal
                                           Amount          Value
                                          (U.S.$)         (U.S.$)

          Sanpaolo IMI US Financial
           5.301% 7/31/07...........      5,000,000       4,978,208
          Starbird Funding
           5.299 8/1/07.............      5,000,000       4,977,310
          Swedish National Finance
           5.333% 12/4/07...........      2,500,000       2,443,866
          Westpac Securities
           5.331% 11/30/07..........      2,500,000       2,445,273
                                                       ------------
          TOTAL DISCOUNTED COMMERCIAL
           PAPER (COST
           $36,135,084).............                     36,135,084
                                                       ------------








TOTAL VALUE OF SECURITIES-106.46% (COST $522,632,145).........................    639,028,830
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(6.46%).......................    (38,753,143)
                                                                                 ------------
NET ASSETS APPLICABLE TO 33,409,242 SHARES OUTSTANDING-100.00%................   $600,275,687
                                                                                 ============
NET ASSET VALUE-LVIP DELAWARE MANAGED FUND STANDARD CLASS ($520,955,659 /
  28,987,211 SHARES)..........................................................        $17.972
                                                                                      =======
NET ASSET VALUE-LVIP DELAWARE MANAGED FUND SERVICE CLASS ($79,320,028 /
  4,422,031 SHARES)...........................................................        $17.937
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $438,265,438
Undistributed net investment income...........................................      7,888,168
Accumulated net realized gain on investments..................................     37,708,282
Net unrealized appreciation of investments....................................    116,413,799
                                                                                 ------------
Total net assets..............................................................   $600,275,687
                                                                                 ============




----------
+ Non-income producing security for the period ended June 30, 2007.

- Variable rate security. The rate shown is the rate as of June 30, 2007.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $22,651,739, which represented 3.77% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

 Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2007, the aggregate amount of these securities equaled $26,717,922, which represented 4.45% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

 Asset-Backed Commercial Paper.

 The rate shown is the effective yield as of the time of purchase.

* Zero coupon security. The rate shown is the yield at the time of purchase.

 Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

 Includes $1,026,200 cash pledged as collateral for futures contracts.

 Of this amount, $63,355,670 represents payable for securities purchased as of June 30, 2007.

                          LVIP Delaware Managed Fund-17

LVIP DELAWARE MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

SUMMARY OF ABBREVIATIONS:
AMBAC-Insured by the AMBAC Assurance Corporation
ARM -Adjustable Rate Mortgage
FGIC-Insured by the Financial Guaranty Insurance Company
FSA -Insured by Financial Security Assurance
GNMA-Government National Mortgage Association
GSMPS-Goldman Sachs Reperforming Mortgage Securities
MBIA-Insured by the Municipal Bond Insurance Association
S.F.-Single Family
TBA -To Be Announced
yr -Year

The following futures contracts were outstanding at June 30, 2007:

FUTURES CONTRACTS(1)


                                                                                                    UNREALIZED
                                        NOTIONAL            NOTIONAL                               APPRECIATION
CONTRACTS TO BUY (SELL)             COST (PROCEEDS)          VALUE          EXPIRATION DATE       (DEPRECIATION)
-----------------------             ---------------       -----------       ---------------       --------------


71 U.S. Treasury 5 yr Notes           $ 7,347,834         $ 7,389,547           9/30/07              $ 41,713
55 U.S. Treasury 10 yr Notes            5,865,857           5,813,672           9/30/07               (52,185)
(20) U.S. Treasury Long Bond           (2,182,586)         (2,155,000)          9/30/07                27,586
                                                                                                     --------
                                                                                                     $ 17,114
                                                                                                     ========



The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 8 in "Notes to Financial Statements."

                             See accompanying notes


                          LVIP Delaware Managed Fund-18

LVIP DELAWARE MANAGED FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)










INVESTMENT INCOME:
Interest.............................   $ 4,959,797
Dividends............................     2,660,436
                                        -----------
                                          7,620,233
                                        -----------
EXPENSES:
Management fees......................     1,100,368
Accounting and administration
 expenses...........................        133,372
Distribution expenses-Service Class..        36,960
Reports and statements to
 shareholders.......................         31,011
Custodian fees.......................        27,929
Professional fees....................        21,826
Trustees' fees.......................         4,647
Other................................        17,795
                                        -----------
                                          1,373,908
Less expense paid indirectly.........        (4,476)
                                        -----------
Total operating expenses.............     1,369,432
                                        -----------
NET INVESTMENT INCOME................     6,250,801
                                        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments..........................    30,583,816
Futures contracts....................      (228,639)
                                        -----------
Net realized gain....................    30,355,177
Net change in unrealized
 appreciation/depreciation of
 investments........................     (5,328,024)
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS........................     25,027,153
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $31,277,954
                                        ===========




                             See accompanying notes


LVIP DELAWARE MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS





                                 SIX MONTHS
                                    ENDED
                                   6/30/07      YEAR ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income........   $  6,250,801   $ 11,964,678
Net realized gain on
 investments................      30,355,177     33,530,746
Net change in unrealized
 appreciation/depreciation
 of investments.............      (5,328,024)     7,475,024
                                ------------   ------------
Net increase in net assets
 resulting from operations..      31,277,954     52,970,448
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --    (12,462,007)
 Service Class..............              --        (38,825)
                                ------------   ------------
                                          --    (12,500,832)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............       3,086,209     13,391,421
 Service Class..............       2,093,352        988,033
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --     12,462,007
 Service Class..............              --         38,825
Net assets from merger*
 Service Class..............      77,563,411             --
                                ------------   ------------
                                  82,742,972     26,880,286
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............     (38,014,012)   (86,497,540)
 Service Class..............      (3,269,283)      (102,569)
                                ------------   ------------
                                 (41,283,295)   (86,600,109)
                                ------------   ------------
Increase (decrease) in net
 assets derived from capital
 share transactions.........      41,459,677    (59,719,823)
                                ------------   ------------
NET INCREASE (DECREASE) IN
 NET ASSETS.................      72,737,631    (19,250,207)
NET ASSETS:
Beginning of period..........    527,538,056    546,788,263
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 $7,888,168 and $1,453,065,
 respectively)..............    $600,275,687   $527,538,056
                                ============   ============




----------
* See Note 7 in "Notes to Financial Statements"

                             See accompanying notes


                          LVIP Delaware Managed Fund-19

LVIP DELAWARE MANAGED FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                          LVIP DELAWARE MANAGED FUND STANDARD CLASS
                                      SIX MONTHS
                                        ENDED
                                       6/30/071                                    YEAR ENDED
                                     (UNAUDITED)         12/31/06         12/31/05         12/31/04         12/31/03(2)
                                     ----------------------------------------------------------------------------------


Net asset value, beginning of
 period..........................      $ 16.957          $ 15.708         $ 15.391         $ 14.299           $ 11.881

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)..........        0.199             0.366            0.305            0.306              0.245
Net realized and unrealized gain
 (loss) on investments...........         0.816             1.285            0.384            1.108              2.458
                                       --------          --------         --------         --------           --------
Total from investment operations..        1.015             1.651            0.689            1.414              2.703
                                       --------          --------         --------         --------           --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income.............           --            (0.402)          (0.372)          (0.322)            (0.285)
                                       --------          --------         --------         --------           --------
Total dividends and
 distributions...................            --            (0.402)          (0.372)          (0.322)            (0.285)
                                       --------          --------         --------         --------           --------

Net asset value, end of period....     $ 17.972          $ 16.957         $ 15.708         $ 15.391           $ 14.299
                                       ========          ========         ========         ========           ========

Total return(4)...................        5.99%            10.57%            4.49%           10.00%             22.90%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................      $520,956          $525,479         $545,772         $581,333           $587,274
Ratio of expenses to average net
 assets..........................         0.49%             0.50%            0.51%            0.49%              0.50%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.........         0.49%             0.50%            0.51%            0.49%              0.50%
Ratio of net investment income to
 average net assets..............         2.29%             2.25%            1.96%            2.10%              1.90%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly......................         2.29%             2.25%            1.96%            2.10%              1.90%
Portfolio turnover................         179%              143%              92%             145%               237%

                                       LVIP
                                     DELAWARE
                                      MANAGED
                                       FUND
                                     STANDARD
                                       CLASS
                                       YEAR
                                       ENDED
                                     12/31/02
                                     --------


Net asset value, beginning of
 period..........................    $ 13.825

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)..........      0.347
Net realized and unrealized gain
 (loss) on investments...........      (1.878)
                                     --------
Total from investment operations..     (1.531)
                                     --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income.............     (0.413)
                                     --------
Total dividends and
 distributions...................      (0.413)
                                     --------

Net asset value, end of period....   $ 11.881
                                     ========

Total return(4)...................    (11.08%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................    $524,827
Ratio of expenses to average net
 assets..........................       0.47%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.........       0.49%
Ratio of net investment income to
 average net assets..............       2.69%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly......................       2.67%
Portfolio turnover................       318%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Effective April 30, 2003, the Lincoln National Managed Fund, Inc. was merged into the Managed Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Managed Fund, Inc.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                          LVIP Delaware Managed Fund-20

LVIP DELAWARE MANAGED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                 LVIP DELAWARE MANAGED FUND SERVICE CLASS
                                      SIX MONTHS
                                        ENDED                                              5/19/04(2)
                                       6/30/071                  YEAR ENDED                    TO
                                     (UNAUDITED)         12/31/06         12/31/05          12/31/04
                                     ----------------------------------------------------------------


Net asset value, beginning of
 period..........................      $16.946            $15.699          $15.386           $14.091

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)..........       0.176              0.326            0.265             0.171
Net realized and unrealized gain
 on investments..................        0.815              1.283            0.383             1.391
                                       -------            -------          -------           -------
Total from investment operations..       0.991              1.609            0.648             1.562
                                       -------            -------          -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income.............          --             (0.362)          (0.335)           (0.267)
                                       -------            -------          -------           -------
Total dividends and
  distributions...................          --             (0.362)          (0.335)           (0.267)
                                       -------            -------          -------           -------

Net asset value, end of period....     $17.937            $16.946          $15.699           $15.386
                                       =======            =======          =======           =======

Total return(4)...................       5.85%             10.30%            4.23%            11.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................      $79,320            $ 2,059          $ 1,016           $   197
Ratio of expenses to average net
 assets..........................        0.74%              0.75%            0.76%             0.74%
Ratio of net investment income to
 average net assets..............        2.04%              2.00%            1.71%             1.91%
Portfolio turnover................        179%               143%              92%              145%(5)



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5) The portfolio turnover is representative of the Fund for the entire year.

                             See accompanying notes



                          LVIP Delaware Managed Fund-21

LVIP DELAWARE MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Delaware Managed Fund (formerly the Managed Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital appreciation plus income) consistent with prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable funds. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $41,285 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."


                          LVIP Delaware Managed Fund-22

LVIP DELAWARE MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to April 30, 2007, Delaware Management Company (DMC), a series of Delaware Management Business Trust and an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate. Effective April 30, 2007, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to the Fund. For these services, LIA, not the Fund, pays DMC (the "Sub-Advisor") 0.19% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $116,754.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $11,769 and $4,848, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $195,520
Accounting and Administration Fees
  Payable to DSC.........................     42,142
Administration Fees Payable to Lincoln
  Life...................................      2,203
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. ..........     16,376


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $388,832,483 and sales of $409,152,056 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2007, the Fund made purchases of $91,186,822 and sales of $90,455,446 of long-term U.S. government securities.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $527,942,632. At June 30, 2007, net unrealized appreciation was $111,086,198 of which $116,848,183 related to unrealized appreciation of investments and $5,761,985 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions for the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                            ENDED
                                           12/31/06
                                         -----------


Ordinary income.......................   $12,500,832





                          LVIP Delaware Managed Fund-23

LVIP DELAWARE MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $438,265,438
Undistributed ordinary income........     12,359,384
Realized gains 1/1/07-6/30/07........     38,564,667
Unrealized appreciation of
  investments........................    111,086,198
                                        ------------
Net assets...........................   $600,275,687
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, and tax treatment of market discount and premium on debt instruments and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments, and paydown gain (loss) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED     PAID-IN
    INCOME         GAIN (LOSS)     CAPITAL
--------------    ------------    --------


   $184,302        $(1,039,365)   $855,063


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                   SIX MONTHS            YEAR
                                      ENDED              ENDED
                                     6/30/07           12/31/06
                                   ----------         ----------


Shares sold:
 Standard Class.................      175,500            824,260
 Service Class..................      124,705             60,867
Shares issued upon reinvestment
 of dividends and distributions:
 Standard Class.................           --            750,556
 Service Class..................           --              2,337
Shares issued from merger(1):
 Service Class..................    4,357,740                 --
                                   ----------         ----------
                                    4,657,945          1,638,020
                                   ----------         ----------
Shares repurchased:
 Standard Class.................   (2,176,332)        (5,332,510)
 Service Class..................     (181,924)            (6,428)
                                   ----------         ----------
                                   (2,358,256)        (5,338,938)
                                   ----------         ----------
Net increase (decrease)..........   2,299,689         (3,700,918)
                                   ==========         ==========




----------
(1) See Note 7.

7. FUND MERGER
Effective April 30, 2007, the Fund acquired all of the assets and assumed all of the liabilities of JPVF Balanced Portfolio (the "Acquired Fund"), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.


                          LVIP Delaware Managed Fund-24

LVIP DELAWARE MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




7. FUND MERGER (CONTINUED)


The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated gain of the Acquired Fund as of the close of business on April 27, 2007, were as follows:



Net Assets............................   $77,563,411
Accumulated Net Realized Gain.........       750,814
Net Unrealized Appreciation...........    11,420,986


The net assets of the Fund prior to the Reorganization were $531,534,721. The combined net assets after Reorganization were $609,098,132.

8. FINANCIAL FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

9. CREDIT AND MARKET RISK
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the "Act"), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to LIA the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. At June 30, 2007, no securities have been determined to be illiquid under the Fund's liquidity procedures. Section 4(2) and/or Rule 144A securities have been identified on the Statement of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                          LVIP Delaware Managed Fund-25

LVIP DELAWARE MANAGED FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Delaware Managed Fund (formerly the Managed Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                    OUTSTANDING         TOTAL        PERCENT       PERCENT       PERCENT
                                                       SHARES           VOTED          FOR*       AGAINST*      ABSTAIN*
                                                    -----------      ----------      -------      --------      --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The
   nominees for election to the Board of Trustees
   were as follows:
  Kelly D. Clevenger............................     31,250,339      30,488,963       94.22%        3.35%         0.00%
  Michael D. Coughlin...........................     31,250,339      30,488,963       93.40%        4.17%         0.00%
  Nancy L. Frisby...............................     31,250,339      30,488,963       94.32%        3.25%         0.00%
  Elizabeth S. Hager............................     31,250,339      30,488,963       93.38%        4.19%         0.00%
  Gary D. Lemon.................................     31,250,339      30,488,963       94.30%        3.27%         0.00%
  Thomas D. Rath................................     31,250,339      30,488,963       93.27%        4.30%         0.00%
  Kenneth G. Stella.............................     31,250,339      30,488,963       94.24%        3.33%         0.00%
  David J. Windley..............................     31,250,339      30,488,963       94.30%        3.27%         0.00%

2. The approval of a new investment management
   agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln
   Investment Advisory Corporation (formerly
   Jefferson Pilot Investment Advisory
   Corporation), a registered investment adviser
   and wholly owned subsidiary of Lincoln
   National Corporation.
  LVIP Delaware Managed Fund....................     31,250,339      30,488,963       89.65%        2.98%         4.94%

3. The approval of a new sub-advisory agreement
   between Lincoln Investment Advisory
   Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation) and Delaware
   Management Business Trust.
  LVIP Delaware Managed Fund....................     31,250,339      30,488,963       89.10%        2.98%         5.49%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                          LVIP Delaware Managed Fund-26

                                                  DELAWARE SOCIAL AWARENESS FUND

                           [DELAWARE INVESTMENTS LOGO]

                            LVIP Delaware Social
                              Awareness Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                             LVIP DELAWARE SOCIAL AWARENESS FUND


                                                (FORMERLY SOCIAL AWARENESS FUND)

LVIP DELAWARE SOCIAL AWARENESS FUND

INDEX





DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    6

STATEMENTS OF CHANGES IN NET ASSETS                                        6

FINANCIAL HIGHLIGHTS                                                       7

NOTES TO FINANCIAL STATEMENTS                                              9

OTHER FUND INFORMATION                                                    12


LVIP DELAWARE SOCIAL AWARENESS FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,074.20       0.41%         $2.11
Service Class Shares    1,000.00     1,072.90       0.66%          3.39
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,022.76       0.41%         $2.06
Service Class Shares    1,000.00     1,021.52       0.66%          3.31
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                      LVIP Delaware Social Awareness Fund-1

LVIP DELAWARE SOCIAL AWARENESS FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   98.49%
-------------------------------------------------------
Air Freight & Logistics                         0.95%
Airlines                                        0.32%
Auto Components                                 0.52%
Biotechnology                                   3.09%
Building Products                               1.01%
Capital Markets                                 3.66%
Chemicals                                       3.09%
Commercial Banks                                3.71%
Commercial Services & Supplies                  1.20%
Communications Equipment                        5.08%
Computers & Peripherals                         4.28%
Construction & Engineering                      1.47%
Consumer Finance                                1.29%
Containers & Packaging                          1.50%
Diversified Financial Services                  3.59%
Diversified Telecommunications
  Services                                      2.42%
Electrical Equipment                            2.93%
Energy Equipment & Services                     5.23%
Food & Staples Retailing                        2.18%
Food Products                                   3.65%
Health Care Equipment & Supplies                3.61%
Health Care Providers & Services                3.13%
Hotels, Restaurants & Leisure                   1.33%
Household Durables                              1.08%
Household Products                              2.01%
Insurance                                       6.05%
Internet Software & Services                    1.75%
IT Services                                     0.28%
Life Sciences Tools & Services                  0.51%
Media                                           3.30%
Metals & Mining                                 0.42%
Multiline Retail                                1.82%
Multi-Utilities & Unregulated Power             1.07%
Oil, Gas & Consumable Fuels                     1.80%
Pharmaceuticals                                 4.42%
Real Estate Investment Trusts                   1.26%
Semiconductors & Semiconductor
  Equipment                                     4.10%
Software                                        3.47%
Specialty Retail                                2.40%
Textiles, Apparel & Luxury Goods                1.18%
Thrift & Mortgage Finance                       2.33%
-------------------------------------------------------
DISCOUNT NOTES                                  1.69%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     100.18%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (0.18%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------





Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.



                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

Hewlett-Packard                                3.15%
Bank of America                                2.97%
Microsoft                                      2.59%
Emerson Electric                               2.00%
Cisco Systems                                  1.94%
Intel                                          1.91%
Shire ADR                                      1.88%
EOG Resources                                  1.80%
American International Group                   1.76%
National Oilwell Varco                         1.74%
-------------------------------------------------------
TOTAL                                         21.74%
-------------------------------------------------------





                      LVIP Delaware Social Awareness Fund-2

LVIP DELAWARE SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)





                                    NUMBER OF         VALUE
                                      SHARES        (U.S. $)


     COMMON STOCK-98.49%
     AIR FREIGHT & LOGISTICS-0.95%
     FedEx.......................     104,400    $   11,585,268
                                                 --------------
                                                     11,585,268
                                                 --------------
     AIRLINES-0.32%
     Southwest Airlines..........     264,300         3,940,713
                                                 --------------
                                                      3,940,713
                                                 --------------
     AUTO COMPONENTS-0.52%
     Magna International Class
      A.........................       69,800         6,351,102
                                                 --------------
                                                      6,351,102
                                                 --------------
     BIOTECHNOLOGY-3.09%
  +  Amgen.......................     216,900        11,992,401
  +  Genentech...................     129,900         9,828,234
  +  Gilead Sciences.............     334,600        12,972,442
  +  Vertex Pharmaceuticals......     102,100         2,915,976
                                                 --------------
                                                     37,709,053
                                                 --------------
     BUILDING PRODUCTS-1.01%
     American Standard...........     208,300        12,285,534
                                                 --------------
                                                     12,285,534
                                                 --------------
     CAPITAL MARKETS-3.66%
  +  Affiliated Managers Group...      94,400        12,154,944
     Bear Stearns................     145,400        20,356,000
  +  Blackstone Group............      68,300         1,999,141
     Mellon Financial............     228,700        10,062,800
                                                 --------------
                                                     44,572,885
                                                 --------------
     CHEMICALS-3.09%
     Airgas......................     284,400        13,622,760
     Ecolab......................     314,800        13,441,960
     Lubrizol....................     164,500        10,618,475
                                                 --------------
                                                     37,683,195
                                                 --------------
     COMMERCIAL BANKS-3.71%
     PNC Financial Services
      Group.....................      104,500         7,480,110
     U.S. Bancorp................     394,600        13,002,070
     Wachovia....................     385,700        19,767,125
     Wells Fargo.................     141,700         4,983,589
                                                 --------------
                                                     45,232,894
                                                 --------------
     COMMERCIAL SERVICES & SUPPLIES-1.20%
     Manpower....................      46,500         4,289,160
     Republic Services...........     212,900         6,523,256
     Robert Half International...     103,400         3,774,100
                                                 --------------
                                                     14,586,516
                                                 --------------
     COMMUNICATIONS EQUIPMENT-5.08%
  +  Cisco Systems...............     850,900        23,697,565
  +  Corning.....................     611,800        15,631,490
     Motorola....................     552,700         9,782,790
     QUALCOMM....................     293,900        12,752,321
                                                 --------------
                                                     61,864,166
                                                 --------------
     COMPUTERS & PERIPHERALS-4.28%
  +  EMC.........................     762,200        13,795,820
     Hewlett-Packard.............     860,600        38,399,972
                                                 --------------
                                                     52,195,792
                                                 --------------
     CONSTRUCTION & ENGINEERING-1.47%
     Fluor.......................     160,900        17,919,433
                                                 --------------
                                                     17,919,433
                                                 --------------
     CONSUMER FINANCE-1.29%
     Capital One Financial.......     200,900        15,758,596
                                                 --------------
                                                     15,758,596
                                                 --------------
     CONTAINERS & PACKAGING-1.50%
  +  Pactiv......................     233,400         7,443,126
     Temple-Inland...............     176,700        10,872,351
                                                 --------------
                                                     18,315,477
                                                 --------------
     DIVERSIFIED FINANCIAL SERVICES-3.59%
     Bank of America.............     739,200        36,139,488
     CIT Group...................     139,700         7,659,751
                                                 --------------
                                                     43,799,239
                                                 --------------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-2.42%
     Embarq......................     180,600        11,444,622
  +  Qwest Communications
      International.............      662,300         6,424,310
     Telefonos de Mexico ADR.....     306,200        11,601,918
                                                 --------------
                                                     29,470,850
                                                 --------------
     ELECTRICAL EQUIPMENT-2.93%
     Emerson Electric............     519,600        24,317,280
  +  Thomas & Betts..............     196,800        11,414,400
                                                 --------------
                                                     35,731,680
                                                 --------------
     ENERGY EQUIPMENT & SERVICES-5.23%
  +  Grant Prideco...............     256,600        13,812,778
  +  National Oilwell Varco......     203,700        21,233,688
     Patterson-UTI Energy........     181,500         4,757,115
     Tidewater...................     104,400         7,399,872
  +  Transocean..................     155,700        16,501,086
                                                 --------------
                                                     63,704,539
                                                 --------------
     FOOD & STAPLES RETAILING-2.18%
     CVS Caremark................     378,700        13,803,615
     Walgreen....................     293,300        12,770,282
                                                 --------------
                                                     26,573,897
                                                 --------------
     FOOD PRODUCTS-3.65%
     General Mills...............     182,500        10,661,650
     Heinz (H.J.)................     337,500        16,021,125
     Kellogg.....................     198,200        10,264,778
     Wrigley, (Wm) Jr. ..........     109,000         6,028,790
     Wrigley, (Wm) Jr. Class B...      26,900         1,479,500
                                                 --------------
                                                     44,455,843
                                                 --------------


                      LVIP Delaware Social Awareness Fund-3

LVIP DELAWARE SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS (CONTINUED)


                                    NUMBER OF         VALUE
                                      SHARES        (U.S. $)

     COMMON STOCK (CONTINUED)
     HEALTH CARE EQUIPMENT & SUPPLIES-3.61%
     Bard (C.R.).................     110,300    $    9,114,089
     Baxter International........     143,200         8,067,888
  +  Cytyc.......................     172,200         7,423,542
  +  Gen-Probe...................     116,800         7,057,056
     Medtronic...................     237,600        12,321,936
                                                 --------------
                                                     43,984,511
                                                 --------------
     HEALTH CARE PROVIDERS & SERVICES-3.13%
  +  Express Scripts.............     236,000        11,802,360
     UnitedHealth Group..........     268,800        13,746,432
  +  WellPoint...................     157,700        12,589,191
                                                 --------------
                                                     38,137,983
                                                 --------------
     HOTELS, RESTAURANTS & LEISURE-1.33%
     McDonald's..................     319,900        16,238,124
                                                 --------------
                                                     16,238,124
                                                 --------------
     HOUSEHOLD DURABLES-1.08%
  +  Jarden......................     191,900         8,253,619
     Sony ADR....................      94,600         4,859,602
                                                 --------------
                                                     13,113,221
                                                 --------------
     HOUSEHOLD PRODUCTS-2.01%
     Clorox......................     254,200        15,785,820
  +  Energizer Holdings..........      87,900         8,754,840
                                                 --------------
                                                     24,540,660
                                                 --------------
     INSURANCE-6.05%
     AFLAC.......................     219,500        11,282,300
     Allstate....................     176,300        10,844,213
     American International
      Group.....................      306,700        21,478,201
     Berkley (W.R.)..............     229,200         7,458,168
     Everest Re Group............      61,300         6,659,632
     Prudential Financial........     164,300        15,974,889
                                                 --------------
                                                     73,697,403
                                                 --------------
     INTERNET SOFTWARE & SERVICES-1.75%
  +  Digital River...............      85,500         3,868,875
  +  Google Class A..............      33,300        17,428,554
                                                 --------------
                                                     21,297,429
                                                 --------------
     IT SERVICES-0.28%
  +  VeriFone Holdings...........      95,600         3,369,900
                                                 --------------
                                                      3,369,900
                                                 --------------
     LIFE SCIENCES TOOLS & SERVICES-0.51%
     PerkinElmer.................     240,200         6,259,612
                                                 --------------
                                                      6,259,612
                                                 --------------
     MEDIA-3.30%
  +  Comcast Class A.............     264,300         7,432,116
  +  Comcast Special Class A.....     409,700        11,455,212
     Omnicom Group...............      87,600         4,635,792
     Time Warner.................     791,200        16,646,848
                                                 --------------
                                                     40,169,968
                                                 --------------
     METALS & MINING-0.42%
     Worthington Industries......     237,500         5,141,875
                                                 --------------
                                                      5,141,875
                                                 --------------
     MULTILINE RETAIL-1.82%
  +  Kohl's......................     127,500         9,056,325
     Nordstrom...................     255,500        13,061,160
                                                 --------------
                                                     22,117,485
                                                 --------------
     MULTI-UTILITIES & UNREGULATED POWER-1.07%
     NSTAR.......................     209,300         6,791,785
     Puget Energy................     256,100         6,192,498
                                                 --------------
                                                     12,984,283
                                                 --------------
     OIL, GAS & CONSUMABLE FUELS-1.80%
     EOG Resources...............     301,000        21,991,060
                                                 --------------
                                                     21,991,060
                                                 --------------
     PHARMACEUTICALS-4.42%
     Allergan....................     217,200        12,519,408
  +  Barr Pharmaceuticals........      96,000         4,822,080
  +  Forest Laboratories.........     297,000        13,558,050
     Shire ADR...................     308,900        22,898,757
                                                 --------------
                                                     53,798,295
                                                 --------------
     REAL ESTATE INVESTMENT TRUSTS-1.26%
     Developers Diversified
      Realty....................       91,400         4,817,694
     Host Hotels & Resorts.......     233,000         5,386,960
     ProLogis....................      90,100         5,126,690
                                                 --------------
                                                     15,331,344
                                                 --------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.10%
     Applied Materials...........     544,800        10,825,176
     Intel.......................     980,600        23,299,056
     Texas Instruments...........     420,600        15,827,178
                                                 --------------
                                                     49,951,410
                                                 --------------
     SOFTWARE-3.47%
  +  BEA Systems.................     284,300         3,892,067
     Microsoft...................   1,070,300        31,541,741
  +  Oracle......................     348,100         6,861,051
                                                 --------------
                                                     42,294,859
                                                 --------------
     SPECIALTY RETAIL-2.40%
     Abercrombie & Fitch Class
      A.........................      138,700        10,122,326
     Best Buy....................     256,100        11,952,187
  +  Urban Outfitters............     295,900         7,110,477
                                                 --------------
                                                     29,184,990
                                                 --------------


                      LVIP Delaware Social Awareness Fund-4

LVIP DELAWARE SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS (CONTINUED)


                                    NUMBER OF         VALUE
                                      SHARES        (U.S. $)

     COMMON STOCK (CONTINUED)
     TEXTILES, APPAREL & LUXURY GOODS-1.18%
  +  Coach.......................     303,400    $   14,378,126
                                                 --------------
                                                     14,378,126
                                                 --------------
     THRIFT & MORTGAGE FINANCE-2.33%
     Freddie Mac.................     157,900         9,584,530
     PMI Group...................     135,500         6,052,785
     Washington Mutual...........     299,400        12,766,416
                                                 --------------
                                                     28,403,731
                                                 --------------
     TOTAL COMMON STOCK
      (COST $798,620,312)                         1,200,122,941
                                                 --------------







                                       PRINCIPAL
                                         AMOUNT         VALUE
                                        (U.S. $)       (U.S. $)


  *  DISCOUNT NOTES-1.69%
     Fannie Mae 5.156% 7/11/07.....   $$2,000,000    $ 1,997,144
     Federal Home Loan Bank
      4.802% 7/2/07...............      8,650,000      8,648,847
      5.171% 7/6/07...............      2,000,000      1,998,568
      5.182% 7/20/07..............      2,000,000      1,994,552
     Freddie Mac
      5.138% 7/5/07...............      4,000,000      3,997,720
      5.178% 7/9/07...............      2,000,000      1,997,707
                                                     -----------
     TOTAL DISCOUNT NOTES
      (COST $20,634,538)                              20,634,538
                                                     -----------








TOTAL VALUE OF SECURITIES-100.18% (COST $819,254,850)........................    1,220,757,479
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.18%)......................       (2,207,074)
                                                                                ---------------
NET ASSETS APPLICABLE TO 31,585,858 SHARES OUTSTANDING-100.00%...............   $1,218,550,405
                                                                                ===============
NET ASSET VALUE-LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS
  ($1,128,327,716 / 29,241,528 SHARES).......................................          $38.586
                                                                                       =======
NET ASSET VALUE-LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS
  ($90,222,689 / 2,344,330 SHARES)...........................................          $38.485
                                                                                       =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)...............   $  798,803,750
Undistributed net investment income..........................................        5,333,040
Accumulated net realized gain on investments.................................       12,910,986
Net unrealized appreciation of investments...................................      401,502,629
                                                                                ---------------
Total net assets.............................................................   $1,218,550,405
                                                                                ===============




----------
+ Non-income producing security for the period ended June 30, 2007.

* Zero coupon security. The rate shown is the yield at the time of purchase.

  ADR-American Depositary Receipts

                             See accompanying notes


                      LVIP Delaware Social Awareness Fund-5

LVIP DELAWARE SOCIAL AWARENESS FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)







INVESTMENT INCOME:
Dividends............................   $ 7,252,568
Interest.............................       539,306
Foreign tax withheld.................        (4,559)
                                        -----------
                                          7,787,315
                                        -----------
EXPENSES:
Management fees......................     2,089,232
Accounting and administration
 expenses...........................        263,137
Distribution expenses-Service Class..       108,402
Reports and statements to
 shareholders.......................         53,774
Professional fees....................        19,168
Custodian fees.......................        17,435
Trustees' fees.......................        12,653
Other................................        44,991
                                        -----------
                                          2,608,792
Less expense paid indirectly.........        (2,718)
                                        -----------
Total operating expenses.............     2,606,074
                                        -----------
NET INVESTMENT INCOME................     5,181,241
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain on investments.....    27,795,294
Net change in unrealized
 appreciation/depreciation of
 investments........................     53,992,887
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS........................     81,788,181
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $86,969,422
                                        ===========




                             See accompanying notes


LVIP DELAWARE SOCIAL AWARENESS FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                SIX MONTHS
                                   ENDED            YEAR
                                  6/30/07           ENDED
                                (UNAUDITED)       12/31/06
                              --------------   --------------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income......   $    5,181,241   $   11,463,158
Net realized gain on
 investments..............        27,795,294      128,483,932
Net change in unrealized
 appreciation/depreciation
 of investments...........        53,992,887       (1,533,343)
                              --------------   --------------
Net increase in net assets
 resulting from
 operations...............        86,969,422      138,413,747
                              --------------   --------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........                --       (9,597,494)
 Service Class............                --         (537,775)
                              --------------   --------------
                                          --      (10,135,269)
                              --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........         7,354,843       23,474,227
 Service Class............         6,660,664       13,083,153
Net asset value of shares
 issued upon reinvestment
 of dividends and
 distributions:
 Standard Class...........                --        9,597,494
 Service Class............                --          537,775
                              --------------   --------------
                                  14,015,507       46,692,649
                              --------------   --------------
Cost of shares repurchased:
 Standard Class...........       (91,358,086)    (171,194,322)
 Service Class............        (6,657,680)     (14,574,140)
                              --------------   --------------
                                 (98,015,766)    (185,768,462)
                              --------------   --------------
Decrease in net assets
 derived from capital
 share transactions.......       (84,000,259)    (139,075,813)
                              --------------   --------------
NET INCREASE (DECREASE) IN
 NET ASSETS...............         2,969,163      (10,797,335)

NET ASSETS:
Beginning of period........    1,215,581,242    1,226,378,577
                              --------------   --------------
End of period (including
 undistributed net
 investment income of
 $5,333,040 and
 $1,640,115,
 respectively)............    $1,218,550,405   $1,215,581,242
                              ==============   ==============




                             See accompanying notes



                      LVIP Delaware Social Awareness Fund-6

LVIP DELAWARE SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                              LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS
                                             SIX MONTHS
                                               ENDED
                                              6/30/071                                    YEAR ENDED
                                            (UNAUDITED)      12/31/06       12/31/05       12/31/04      12/31/03(2)     12/31/02
                                            -------------------------------------------------------------------------------------


Net asset value, beginning of period.....    $   35.920     $   32.259     $   29.034     $   26.001      $   19.875     $ 25.810

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3).................         0.162          0.326          0.297          0.368           0.222        0.233
Net realized and unrealized gain (loss)
 on investments.........................          2.504          3.637          3.189          2.921           6.099       (5.951)
                                             ----------     ----------     ----------     ----------      ----------     --------
Total from investment operations.........         2.666          3.963          3.486          3.289           6.321       (5.718)
                                             ----------     ----------     ----------     ----------      ----------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income....................            --         (0.302)        (0.261)        (0.256)         (0.195)      (0.217)
                                             ----------     ----------     ----------     ----------      ----------     --------
Total dividends and distributions........            --         (0.302)        (0.261)        (0.256)         (0.195)      (0.217)
                                             ----------     ----------     ----------     ----------      ----------     --------

Net asset value, end of period...........    $   38.586     $   35.920     $   32.259     $   29.034      $   26.001     $ 19.875
                                             ==========     ==========     ==========     ==========      ==========     ========

Total return(4)..........................         7.42%         12.31%         12.03%         12.70%          31.86%      (22.14%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..    $1,128,328     $1,131,469     $1,149,865     $1,111,254      $1,062,079     $857,646
Ratio of expenses to average net assets..         0.41%          0.41%          0.42%          0.41%           0.43%        0.40%
Ratio of expenses to average net assets
 prior to fees waived and expense paid
 indirectly.............................          0.41%          0.41%          0.42%          0.41%           0.43%        0.42%
Ratio of net investment income to average
 net assets.............................          0.88%          0.97%          0.99%          1.38%           0.99%        1.03%
Ratio of net investment income to average
 net assets prior to fees waived and
 expense paid indirectly................          0.88%          0.97%          0.99%          1.38%           0.99%        1.01%
Portfolio turnover.......................           15%            28%            28%            38%             60%          32%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Effective April 30, 2003, the Lincoln National Social Awareness Fund, Inc. was merged into the Social Awareness Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Social Awareness Fund, Inc.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes



                      LVIP Delaware Social Awareness Fund-7

LVIP DELAWARE SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                               LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS
                                                SIX MONTHS
                                                  ENDED                                                               5/15/03(2)
                                                 6/30/071                          YEAR ENDED                             TO
                                               (UNAUDITED)         12/31/06         12/31/05         12/31/04          12/31/03
                                               ---------------------------------------------------------------------------------


Net asset value, beginning of period........     $35.870            $32.230          $29.020          $25.991           $21.631

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)....................       0.116              0.243            0.221            0.300             0.107
Net realized and unrealized gain on
 investments...............................        2.499              3.627            3.185            2.918             4.419
                                                 -------            -------          -------          -------           -------
Total from investment operations............       2.615              3.870            3.406            3.218             4.526
                                                 -------            -------          -------          -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................          --             (0.230)          (0.196)          (0.189)           (0.166)
                                                 -------            -------          -------          -------           -------
Total dividends and distributions...........          --             (0.230)          (0.196)          (0.189)           (0.166)
                                                 -------            -------          -------          -------           -------

Net asset value, end of period..............     $38.485            $35.870          $32.230          $29.020           $25.991
                                                 =======            =======          =======          =======           =======

Total return(4).............................       7.29%             12.03%           11.75%           12.42%            20.97%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....     $90,222            $84,112          $76,514          $42,558           $ 7,265
Ratio of expenses to average net assets.....       0.66%              0.66%            0.67%            0.66%             0.68%
Ratio of net investment income to average
 net assets................................        0.63%              0.72%            0.74%            1.13%             0.72%
Portfolio turnover..........................         15%                28%              28%              38%               60%(5)



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized .

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5) Portfolio turnover is representative of the Fund for the entire year.

                             See accompanying notes



                      LVIP Delaware Social Awareness Fund-8

LVIP DELAWARE SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (formerly the Social Awareness Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $8,201 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln

                      LVIP Delaware Social Awareness Fund-9

LVIP DELAWARE SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to April 30, 2007, Delaware Management Company (DMC), a series of Delaware Management Business Trust and an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate. Effective April 30, 2007, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to the Fund. For these services, LIA, not the Fund, pays DMC (the "Sub-Advisor") 0.20% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $227,849.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $25,982 and $9,306, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $350,563
Accounting and Administration Fees
  Payable to DSC.........................     77,031
Administration Fees Payable to Lincoln
  Life...................................      4,472
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. ..........     18,682


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $87,488,726 and sales of $140,515,519 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $822,888,337. At June 30, 2007, net unrealized appreciation was $397,869,142 of which $407,412,544 related to unrealized appreciation of investments and $9,543,402 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                            ENDED
                                           12/31/06
                                         -----------


Ordinary income.......................   $10,135,269


In addition, the Fund declared an ordinary income consent dividend of $1,488,316 for the year ended December 31, 2006. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.


                     LVIP Delaware Social Awareness Fund-10

LVIP DELAWARE SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $  798,803,750
Undistributed ordinary income........        5,333,040
Capital loss carryforwards as of
  12/31/06...........................      (11,226,606)
Realized gains 1/1/07-6/30/07........       27,771,079
Unrealized appreciation of
  investments........................      397,869,142
                                        --------------
Net assets...........................   $1,218,550,405
                                        ==============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED
NET INVESTMENT      PAID-IN
    INCOME          CAPITAL
--------------    ----------


 $(1,488,316)     $1,488,316


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $1,767,110 expires in 2010 and $9,459,496 expires in 2011.

For the six months ended June 30, 2007, the Fund had capital gains of $27,771,079 which may reduce the capital loss carryforwards.

6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............       197,958            702,891
 Service Class..............       177,955            392,677
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --            273,721
 Service Class..............            --             15,353
                                ----------         ----------
                                   375,913          1,384,642
                                ----------         ----------
Shares repurchased:
 Standard Class.............    (2,456,449)        (5,121,414)
 Service Class..............      (178,533)          (437,132)
                                ----------         ----------
                                (2,634,982)        (5,558,546)
                                ----------         ----------
Net decrease.................   (2,259,069)        (4,173,904)
                                ==========         ==========



7. MARKET RISK
The Fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                     LVIP Delaware Social Awareness Fund-11

LVIP DELAWARE SOCIAL AWARENESS FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Delaware Social Awareness Fund (formerly the Social Awareness Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                       OUTSTANDING        TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES          VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ----------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
  Variable Insurance Products Trust. The nominees
  for election to the Board of Trustees were as
  follows:
  Kelly D. Clevenger.............................       33,988,541     33,016,282      92.32%       4.82%        0.00%
  Michael D. Coughlin............................       33,988,541     33,016,282      92.30%       4.84%        0.00%
  Nancy L. Frisby................................       33,988,541     33,016,282      92.64%       4.50%        0.00%
  Elizabeth S. Hager.............................       33,988,541     33,016,282      92.23%       4.91%        0.00%
  Gary D. Lemon..................................       33,988,541     33,016,282      92.48%       4.66%        0.00%
  Thomas D. Rath.................................       33,988,541     33,016,282      92.19%       4.95%        0.00%
  Kenneth G. Stella..............................       33,988,541     33,016,282      92.50%       4.64%        0.00%
  David J. Windley...............................       33,988,541     33,016,282      92.44%       4.70%        0.00%

2. The approval of a new investment management
  agreement between the Lincoln Variable Insurance
  Products Trust and Lincoln Investment Advisory
  Corporation (formerly Jefferson Pilot Investment
  Advisory Corporation), a registered investment
  adviser and wholly owned subsidiary of Lincoln
  National Corporation.
  LVIP Delaware Social Awareness Fund............       33,988,541     33,016,282      89.52%       2.31%        5.31%

3. The approval of a new sub-advisory agreement
  between Lincoln Investment Advisory Corporation
  (formerly Jefferson Pilot Investment Advisory
  Corporation) and Delaware Management Business
  Trust.
  LVIP Delaware Social Awareness Fund............       33,988,541     33,016,282      89.32%       2.33%        5.49%



----------

* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                     LVIP Delaware Social Awareness Fund-12

                                             DELAWARE SPECIAL OPPORTUNITIES FUND

                           [DELAWARE INVESTMENTS LOGO]

                            LVIP Delaware Special
                              Opportunities Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                        LVIP DELAWARE SPECIAL OPPORTUNITIES FUND


                                           (FORMERLY SPECIAL OPPORTUNITIES FUND)

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND

INDEX





DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    7

STATEMENTS OF CHANGES IN NET ASSETS                                        7

FINANCIAL HIGHLIGHTS                                                       8

NOTES TO FINANCIAL STATEMENTS                                             10

OTHER FUND INFORMATION                                                    14


LVIP DELAWARE SPECIAL OPPORTUNITIES FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,111.20       0.44%         $2.30
Service Class Shares    1,000.00     1,109.90       0.69%          3.61
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,022.61       0.44%         $2.21
Service Class Shares    1,000.00     1,021.37       0.69%          3.46
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                   LVIP Delaware Special Opportunities Fund-1

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   95.60%
-------------------------------------------------------
Aerospace & Defense                             0.93%
Auto Components                                 1.77%
Beverages                                       0.61%
Building Products                               0.52%
Capital Markets                                 2.62%
Chemicals                                       4.08%
Commercial Banks                                4.37%
Commercial Services & Supplies                  3.26%
Communications Equipment                        0.43%
Computers & Peripherals                         0.73%
Containers & Packaging                          1.91%
Diversified Consumer Services                   0.89%
Diversified Financial Services                  0.59%
Diversified Telecommunications
  Services                                      0.59%
Electric Utilities                              2.07%
Electrical Equipment                            0.98%
Electronic Equipment & Instruments              2.32%
Energy Equipment & Services                     1.60%
Food & Staples Retailing                        0.63%
Food Products                                   3.25%
Gas Utilities                                   1.34%
Health Care Equipment & Supplies                0.59%
Health Care Providers & Services                5.18%
Hotels, Restaurants & Leisure                   1.77%
Household Durables                              1.69%
Household Products                              0.79%
Independent Power Producers & Traders           0.94%
Industrial Conglomerates                        0.97%
Insurance                                       8.90%
IT Services                                     1.25%
Leisure Equipment & Products                    1.53%
Life Sciences Tools & Services                  0.59%
Machinery                                       5.09%
Media                                           1.64%
Metals & Mining                                 1.07%
Multiline Retail                                2.52%
Multi-Utilities & Unregulated Power             4.02%
Oil, Gas & Consumable Fuel                      4.06%
Pharmaceuticals                                 1.04%
Real Estate Investment Trusts                   3.96%
Real Estate Management & Development            0.51%
Road & Rail                                     1.79%
Semiconductors & Semiconductor
  Equipment                                     0.51%
Software                                        3.86%
Specialty Retail                                3.24%
Textiles, Apparel & Luxury Goods                1.08%
Thrift & Mortgage Finance                       0.45%
Tobacco                                         1.07%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                     4.33%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                      99.93%
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   0.07%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------





Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

Marathon Oil                                   1.29%
Johnson Controls                               1.21%
FMC                                            1.14%
Compuware                                      1.12%
Loews                                          1.10%
Nucor                                          1.07%
Dollar Tree Stores                             1.07%
Reynolds American                              1.07%
Edison International                           1.06%
Macy's                                         1.06%
-------------------------------------------------------
TOTAL                                         11.19%
-------------------------------------------------------






                   LVIP Delaware Special Opportunities Fund-2

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                     NUMBER OF        VALUE
                                       SHARES       (U.S. $)



     COMMON STOCK-95.60%
     AEROSPACE & DEFENSE-0.93%
  +  Alliant Techsystems..........     30,900     $ $3,063,735
     Goodrich.....................     83,800        4,991,128
                                                  ------------
                                                     8,054,863
                                                  ------------
     AUTO COMPONENTS-1.77%
     Borg Warner..................     56,200        4,835,448
     Johnson Controls.............     90,400       10,465,608
                                                  ------------
                                                    15,301,056
                                                  ------------
     BEVERAGES-0.61%
  +  Constellation Brands Class
      A..........................     217,200        5,273,616
                                                  ------------
                                                     5,273,616
                                                  ------------
     BUILDING PRODUCTS-0.52%
     Masco........................    156,200        4,447,014
                                                  ------------
                                                     4,447,014
                                                  ------------
     CAPITAL MARKETS-2.62%
     Bear Stearns.................     46,000        6,440,000
     Edwards (A.G.)...............     74,500        6,298,975
     Northern Trust...............     77,500        4,978,600
     Raymond James Financial......    157,550        4,868,295
                                                  ------------
                                                    22,585,870
                                                  ------------
     CHEMICALS-4.08%
     Eastman Chemical.............     66,800        4,297,244
     FMC..........................    110,200        9,850,778
     Monsanto.....................    108,400        7,321,336
     PPG Industries...............     63,500        4,832,985
     RPM International............    181,500        4,194,465
     Sigma-Aldrich................    110,000        4,693,700
                                                  ------------
                                                    35,190,508
                                                  ------------
     COMMERCIAL BANKS-4.37%
     Associated Banc-Corp.........    124,500        4,071,150
     Bank of Hawaii...............    140,100        7,234,764
     Colonial BancGroup...........    345,800        8,634,626
     Marshall & Ilsley............     73,800        3,515,094
     Regions Financial............    130,000        4,303,000
     TCF Financial................    157,100        4,367,380
     Zions Bancorp................     72,100        5,545,211
                                                  ------------
                                                    37,671,225
                                                  ------------
     COMMERCIAL SERVICES & SUPPLIES-3.26%
     Brink's......................    117,000        7,241,130
     Donnelley (R.R.) & Sons......    136,100        5,921,711
     Manpower.....................     83,400        7,692,816
     Pitney Bowes.................     37,200        1,741,704
     Republic Services............    180,450        5,528,988
                                                  ------------
                                                    28,126,349
                                                  ------------
     COMMUNICATIONS EQUIPMENT-0.43%
  +  Polycom......................    111,300        3,739,680
                                                  ------------
                                                     3,739,680

                                                  ------------
     COMPUTERS & PERIPHERALS-0.73%
  +  Apple........................     51,900        6,333,876
                                                  ------------
                                                     6,333,876

                                                  ------------
     CONTAINERS & PACKAGING-1.91%
     Ball.........................    134,600        7,156,682
  +  Pactiv.......................    163,800        5,223,582
     Sonoco Products..............     94,900        4,062,669
                                                  ------------
                                                    16,442,933

                                                  ------------
     DIVERSIFIED CONSUMER SERVICES-0.89%
     Service Corp. International..    603,300        7,710,174
                                                  ------------
                                                     7,710,174

                                                  ------------
     DIVERSIFIED FINANCIAL SERVICES-0.59%
     CIT Group....................     93,200        5,110,156
                                                  ------------
                                                     5,110,156

                                                  ------------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-0.59%
     CenturyTel...................    103,100        5,057,055
                                                  ------------
                                                     5,057,055

                                                  ------------
     ELECTRIC UTILITIES-2.07%
     Edison International.........    163,100        9,153,172
     PPL..........................    186,000        8,702,940
                                                  ------------
                                                    17,856,112

                                                  ------------
     ELECTRICAL EQUIPMENT-0.98%
     Rockwell Automation..........    121,300        8,423,072
                                                  ------------
                                                     8,423,072

                                                  ------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS-2.32%
  +  Agilent Technologies.........    134,400        5,166,336
  +  Avnet........................    132,200        5,240,408
     CDW..........................     76,600        6,508,702
     Tektronix....................     92,400        3,117,576
                                                  ------------
                                                    20,033,022

                                                  ------------
     ENERGY EQUIPMENT & SERVICES-1.60%
     ENSCO International..........    123,100        7,510,331
     Rowan........................    153,600        6,294,528
                                                  ------------
                                                    13,804,859

                                                  ------------
     FOOD & STAPLES RETAILING-0.63%
     CVS Caremark.................    150,200        5,474,790
                                                  ------------
                                                     5,474,790

                                                  ------------
     FOOD PRODUCTS-3.25%
     Archer-Daniels-Midland.......    201,300        6,661,017
     Bunge Limited................     57,900        4,892,550
     Del Monte Foods..............    422,300        5,135,168
     Hershey......................     60,000        3,037,200
  +  Smithfield Foods.............    143,900        4,430,681
     Tyson Foods Class A..........    168,900        3,891,456
                                                  ------------
                                                    28,048,072

                                                  ------------


                   LVIP Delaware Special Opportunities Fund-3

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
STATEMENT OF NET ASSETS (CONTINUED)

GAS UTILITIES-1.34%
GAS UTILITIES (CONTINUED)
Equitable Resources.............................................129,1006,398,196
Questar..........................................................98,0005,179,300

11,577,496


HEALTH CARE EQUIPMENT & SUPPLIES-0.59%
HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
Becton Dickinson.................................................68,7005,118,150

5,118,150


HEALTH CARE PROVIDERS & SERVICES-5.18%
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Aetna...........................................................125,2006,184,880
CIGNA...........................................................112,8005,890,416
+Community Health Systems.......................................137,0005,541,650
+Health Net.....................................................101,1005,338,080
+Lincare Holdings................................................61,6002,454,760
McKesson........................................................128,4007,657,776
Omnicare........................................................116,6004,204,596
Universal Health Services Class B...............................119,9007,373,850

44,646,008


HOTELS, RESTAURANTS & LEISURE-1.77%
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
Harrah's Entertainment...........................................60,1255,126,258
Marriott International Class A..................................154,8006,693,552
Starwood Hotels & Resorts Worldwide..............................52,0003,487,640

15,307,450


HOUSEHOLD DURABLES-1.69%
HOUSEHOLD DURABLES (CONTINUED)
Centex...........................................................63,2002,534,320
D.R. Horton.....................................................165,5333,299,073
Fortune Brands...................................................80,2006,606,074
Furniture Brands International..................................149,1002,117,220

14,556,687


HOUSEHOLD PRODUCTS-0.79%
HOUSEHOLD PRODUCTS (CONTINUED)
+Energizer Holdings..............................................68,0006,772,800

6,772,800


INDEPENDENT POWER PRODUCERS & TRADERS-0.94%
INDEPENDENT POWER PRODUCERS & TRADERS (CONTINUED)
TXU.............................................................120,0008,076,000

8,076,000


INDUSTRIAL CONGLOMERATES-0.97%
INDUSTRIAL CONGLOMERATES (CONTINUED)
Textron..........................................................75,7008,335,327

8,335,327


INSURANCE-8.90%
INSURANCE (CONTINUED)
Ambac Financial Group............................................67,6005,894,044
American Financial Group........................................199,0506,797,558
Berkley (W.R.)..................................................237,5507,729,877
Loews...........................................................186,0009,482,280
Manulife Financial..............................................173,5266,475,990
MBIA.............................................................89,9005,593,578
Nationwide Financial Services Class A............................59,6003,767,912
Old Republic International......................................200,8504,270,071
Protective Life..................................................71,0003,394,510
Reinsurance Group of America....................................111,8006,734,832
Stancorp Financial Group........................................115,2006,045,696
Torchmark........................................................76,0005,092,000
Travelers.......................................................103,5005,537,250

76,815,598


IT SERVICES-1.25%
IT SERVICES (CONTINUED)
Acxiom..........................................................233,6006,178,720
+Computer Sciences...............................................77,2004,566,380

10,745,100


LEISURE EQUIPMENT & PRODUCTS-1.53%
LEISURE EQUIPMENT & PRODUCTS (CONTINUED)
Brunswick.......................................................178,4005,821,192
Eastman Kodak...................................................126,0003,506,580
Hasbro..........................................................123,0003,863,430

13,191,202


LIFE SCIENCES TOOLS & SERVICES-0.59%
LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
+Thermo Fisher Scientific........................................98,5005,094,420

5,094,420


MACHINERY-5.09%
MACHINERY (CONTINUED)
Cummins..........................................................85,0008,602,850
Eaton............................................................43,6004,054,800
Harsco..........................................................163,8008,517,600
Ingersoll-Rand Class A...........................................63,8003,497,516
PACCAR...........................................................81,0007,050,240
Parker Hannifin..................................................60,5005,923,555
Timken..........................................................172,7006,236,197

43,882,758


MEDIA-1.64%
MEDIA (CONTINUED)
Belo Class A....................................................239,5004,931,305
+Mediacom Communications Class A................................270,8002,624,052
Meredith........................................................106,9006,585,040

14,140,397


METALS & MINING-1.07%
METALS & MINING (CONTINUED)
Nucor...........................................................158,0009,266,700

9,266,700


MULTILINE RETAIL-2.52%
MULTILINE RETAIL (CONTINUED)
+Dollar Tree Stores.............................................212,7009,263,085
Macy's..........................................................230,0009,149,400
+Saks...........................................................153,9003,285,765

21,698,250


MULTI-UTILITIES & UNREGULATED POWER-4.02%
MULTI-UTILITIES & UNREGULATED POWER (CONTINUED)
Energy East.....................................................232,6006,068,534
KeySpan..........................................................87,0003,652,260
PG&E............................................................133,1006,029,430
Public Service Enterprise Group..................................99,1008,698,998
Sempra Energy...................................................107,0006,337,610
Wisconsin Energy.................................................88,0003,892,240

34,679,072



                   LVIP Delaware Special Opportunities Fund-4

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
STATEMENT OF NET ASSETS (CONTINUED)

OIL, GAS & CONSUMABLE FUEL-4.06%
OIL, GAS & CONSUMABLE FUEL (CONTINUED)
Chesapeake Energy...............................................136,5004,722,900
El Paso.........................................................331,3005,708,299
Marathon Oil...................................................185,60011,128,576
+Newfield Exploration...........................................173,5007,902,925
Williams Companies..............................................175,0005,533,500

34,996,200


PHARMACEUTICALS-1.04%
PHARMACEUTICALS (CONTINUED)
Mylan Laboratories..............................................205,3003,734,407
+Watson Pharmaceuticals.........................................161,8005,263,354

8,997,761


REAL ESTATE INVESTMENT TRUSTS-3.96%
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Apartment Investment & Management Class A........................57,3002,889,066
Boston Properties................................................60,6006,189,078
Brandywine Realty Trust.........................................283,6008,105,288
Highwoods Properties............................................213,6008,010,000
Kimco Realty....................................................117,6004,477,032
Simon Property Group.............................................48,3004,493,832

34,164,296


REAL ESTATE MANAGEMENT & DEVELOPMENT-0.51%
REAL ESTATE MANAGEMENT & DEVELOPMENT (CONTINUED)
St. Joe..........................................................94,7004,388,398

4,388,398


ROAD & RAIL-1.79%
ROAD & RAIL (CONTINUED)
Canadian National Railway.......................................104,1005,301,813
CSX.............................................................134,6006,067,768
+YRC Worldwide..................................................110,9004,081,120

15,450,701


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.51%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
National Semiconductor..........................................154,8004,376,196

4,376,196


SOFTWARE-3.86%
SOFTWARE (CONTINUED)
+Adobe Systems...................................................94,6003,798,190
+BEA Systems....................................................351,0004,805,190
+Citrix Systems..................................................85,4002,875,418
+Compuware......................................................815,9009,676,574
+Sybase.........................................................233,9005,587,871
+Synopsys.......................................................249,2006,586,356

33,329,599


SPECIALTY RETAIL-3.24%
SPECIALTY RETAIL (CONTINUED)
+AutoNation.....................................................108,3212,430,723
PETsMART........................................................173,0005,613,850
Ross Stores.....................................................243,4007,496,720
Sherwin-Williams.................................................92,0006,115,240
Tiffany.........................................................118,7006,298,222

27,954,755


TEXTILES, APPAREL & LUXURY GOODS-1.08%
TEXTILES, APPAREL & LUXURY GOODS (CONTINUED)
Jones Apparel Group.............................................107,0003,022,750
VF...............................................................68,8006,300,704

9,323,454


THRIFT & MORTGAGE FINANCE-0.45%
THRIFT & MORTGAGE FINANCE (CONTINUED)
Radian Group.....................................................72,0003,888,000

3,888,000


TOBACCO-1.07%
TOBACCO (CONTINUED)
Reynolds American...............................................142,0009,258,400

9,258,400

TOTAL COMMON STOCK
(COST $463,191,657).................................................824,715,477







                                       PRINCIPAL
                                        AMOUNT
                                        (U.S.$)


 =/  DISCOUNTED COMMERCIAL PAPER-4.33%
     Chesham Finance
      5.438% 7/2/07..............    $$17,450,000    17,447,363
     Fountain Square
      5.307% 8/6/07..............       5,000,000     4,973,700
     Starbird Funding
      5.305% 7/16/07.............      10,000,000     9,978,000
     Three Pillars
      5.313% 7/20/07.............       5,000,000     4,986,040
                                                     ----------
     TOTAL DISCOUNTED COMMERCIAL
      PAPER (COST $37,385,103)...                    37,385,103

                                                     ----------







                   LVIP Delaware Special Opportunities Fund-5

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
STATEMENT OF NET ASSETS (CONTINUED)



TOTAL VALUE OF SECURITIES-99.93% (COST $500,576,760)..........................   $862,100,580
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.07%.........................        608,454
                                                                                 ------------
NET ASSETS APPLICABLE TO 17,625,438 SHARES OUTSTANDING-100.00%................   $862,709,034
                                                                                 ============
NET ASSET VALUE-LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS
  ($850,703,972 / 17,379,631 SHARES)..........................................        $48.948
                                                                                      =======
NET ASSET VALUE-LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS
  ($12,005,062 / 245,807 SHARES)..............................................        $48.839
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $413,297,946
Undistributed net investment income...........................................      4,665,876
Accumulated net realized gain on investments..................................     83,221,439
Net unrealized appreciation of investments and foreign currencies.............    361,523,773
                                                                                 ------------
Total net assets..............................................................   $862,709,034

                                                                                 ============





----------
+ Non-income producing security for the period ended June 30, 2007.

=/ The rate shown is the effective yield as of the time of purchase.

 Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2007, the aggregate amount of these securities equaled $37,385,103, which represented 4.33% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

 Asset-Backed Commercial Paper.

                             See accompanying notes



                   LVIP Delaware Special Opportunities Fund-6

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)










INVESTMENT INCOME:
Dividends............................   $ 5,013,479
Interest.............................       848,526
Foreign tax withheld.................       (17,086)
                                        -----------
                                          5,844,919
                                        -----------
EXPENSES:
Management fees......................     1,528,681
Accounting and administration
 expenses...........................        198,685
Reports and statements to
 shareholders.......................         48,741
Professional fees....................        17,062
Distribution expenses-Service Class..        12,205
Custodian fees.......................        10,716
Trustees' fees.......................         8,458
Other................................        16,425
                                        -----------
                                          1,840,973
Less expense paid indirectly.........        (2,541)
                                        -----------
Total operating expenses.............     1,838,432
                                        -----------
NET INVESTMENT INCOME  ..............     4,006,487
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments........................     26,715,290
 Foreign currencies.................            753
                                        -----------
Net realized gain....................    26,716,043
Net change in unrealized
 appreciation/depreciation of
 investments and foreign
 currencies.........................     57,375,031
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN
 CURRENCIES.........................     84,091,074
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $88,097,561
                                        ===========




                             See accompanying notes


LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS





                                 SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07         ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income........   $  4,006,487   $ 11,086,897
Net realized gain on
 investments and foreign
 currencies.................      26,716,043     58,028,810
Net change in unrealized
 appreciation/depreciation
 of investments and foreign
 currencies.................      57,375,031     48,826,027
                                ------------   ------------
Net increase in net assets
 resulting from operations..      88,097,561    117,941,734
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --     (9,852,599)
 Service Class..............              --        (74,402)
Net realized gain on
  investments:
 Standard Class.............              --    (28,840,373)
 Service Class..............              --       (182,924)
                                ------------   ------------
                                          --    (38,950,298)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............       5,882,886     17,196,895
 Service Class..............       2,819,841      4,349,791
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --     38,692,972
 Service Class..............              --        257,326
                                ------------   ------------
                                   8,702,727     60,496,984
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............     (49,434,640)   (91,213,202)
 Service Class..............        (185,075)      (109,975)
                                ------------   ------------
                                 (49,619,715)   (91,323,177)
                                ------------   ------------
Decrease in net assets
 derived from capital share
 transactions...............     (40,916,988)   (30,826,193)
                                ------------   ------------
NET INCREASE IN NET ASSETS...     47,180,573     48,165,243
NET ASSETS:
Beginning of period..........    815,528,461    767,363,218
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 $4,665,876 and $2,772,329,
 respectively)..............    $862,709,034   $815,528,461
                                ============   ============




                             See accompanying notes


                   LVIP Delaware Special Opportunities Fund-7

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                   LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS
                                      SIX MONTHS
                                        ENDED
                                       6/30/071                                    YEAR ENDED
                                     (UNAUDITED)         12/31/06         12/31/05         12/31/04         12/31/03(2)
                                     ----------------------------------------------------------------------------------


Net asset value, beginning of
 period..........................      $ 44.049          $ 39.849         $ 36.112         $ 29.753           $ 22.471

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)..........        0.224             0.583            0.581            0.452              0.390
Net realized and unrealized gain
 (loss) on investments and
 foreign currencies..............         4.675             5.688            4.839            6.292              7.227
                                       --------          --------         --------         --------           --------
Total from investment operations..        4.899             6.271            5.420            6.744              7.617
                                       --------          --------         --------         --------           --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income.............           --            (0.537)          (0.436)          (0.385)            (0.335)
Net realized gain on investments..           --            (1.534)          (1.247)              --                 --
                                       --------          --------         --------         --------           --------
Total dividends and
 distributions...................            --            (2.071)          (1.683)          (0.385)            (0.335)
                                       --------          --------         --------         --------           --------

Net asset value, end of period....     $ 48.948          $ 44.049         $ 39.849         $ 36.112           $ 29.753
                                       ========          ========         ========         ========           ========

Total return(4)...................       11.12%            16.05%           15.65%           22.76%             33.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................      $850,704          $807,158         $764,088         $652,224           $541,170
Ratio of expenses to average net
 assets..........................         0.44%             0.44%            0.45%            0.47%              0.52%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.........         0.44%             0.44%            0.45%            0.47%              0.52%
Ratio of net investment income to
 average net assets..............         0.96%             1.40%            1.55%            1.43%              1.56%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly......................         0.96%             1.40%            1.55%            1.43%              1.56%
Portfolio turnover................           7%               11%              13%              36%                80%

                                       LVIP
                                     DELAWARE
                                      SPECIAL
                                     OPPORTU-
                                      NITIES
                                       FUND
                                     STANDARD
                                       CLASS
                                       YEAR
                                       ENDED
                                     12/31/02
                                     --------


Net asset value, beginning of
 period..........................    $ 26.006

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)..........      0.418
Net realized and unrealized gain
 (loss) on investments and
 foreign currencies..............      (3.467)
                                     --------
Total from investment operations..     (3.049)
                                     --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income.............     (0.365)
Net realized gain on investments..     (0.121)
                                     --------
Total dividends and
 distributions...................      (0.486)
                                     --------

Net asset value, end of period....   $ 22.471
                                     ========

Total return(4)...................    (11.75%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................    $439,984
Ratio of expenses to average net
 assets..........................       0.47%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.........       0.49%
Ratio of net investment income to
 average net assets..............       1.67%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly......................       1.65%
Portfolio turnover................        55%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Effective April 30, 2003, the Lincoln National Special Opportunities Fund, Inc. was merged into the Special Opportunities Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Special Opportunities Fund, Inc.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                   LVIP Delaware Special Opportunities Fund-8

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                         LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS
                                   SIX MONTHS
                                     ENDED                                                 5/19/04(2)
                                    6/30/071                   YEAR ENDED                      TO
                                  (UNAUDITED)          12/31/06          12/31/05           12/31/04
                                  -------------------------------------------------------------------


Net asset value, beginning of
 period.......................      $44.005             $39.817           $36.099            $29.463

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income(3).......       0.166               0.479             0.485              0.234
Net realized and unrealized
 gain on investments and
 foreign currencies...........        4.668               5.677             4.834              6.747
                                    -------             -------           -------            -------
Total from investment
 operations...................        4.834               6.156             5.319              6.981
                                    -------             -------           -------            -------

LESS DIVIDENDS AND
 DISTRIBUTIONS FROM:
Net investment income..........          --              (0.434)           (0.354)            (0.345)
Net realized gain on
 investments..................           --              (1.534)           (1.247)                --
                                    -------             -------           -------            -------
Total dividends and
 distributions................           --              (1.968)           (1.601)            (0.345)
                                    -------             -------           -------            -------
Net asset value, end of
 period.......................      $48.839             $44.005           $39.817            $36.099
                                    =======             =======           =======            =======
Total return(4)................      10.99%              15.76%            15.36%             24.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).....................      $12,005             $ 8,370           $ 3,275            $   246
Ratio of expenses to average
 net assets...................        0.69%               0.69%             0.70%              0.72%
Ratio of net investment income
 to average net assets........        0.71%               1.15%             1.30%              1.19%
Portfolio turnover.............          7%                 11%               13%              36%(5)



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5) The portfolio turnover is representative of the Fund for the entire year.

                             See accompanying notes



                   LVIP Delaware Special Opportunities Fund-9

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (formerly the Special Opportunities Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon as after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $72 for the six months ended

                   LVIP Delaware Special Opportunities Fund-10

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to April 30, 2007, Delaware Management Company (DMC), a series of Delaware Management Business Trust and an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate. Effective April 30, 2007, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to the Fund. For these services, LIA, not the Fund, pays DMC (the "Sub-Advisor") 0.20% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $167,262.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $20,693 and $10,729, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA.........   $261,110
Accounting and Administration Fees
  Payable to DSC.......................     57,473
Administration Fees Payable to Lincoln
  Life.................................      3,157
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. ........      2,330


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $29,848,348 and sales of $72,185,253 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $500,579,494. At June 30, 2007, net unrealized appreciation was $361,521,086 of which $369,114,699 related to unrealized appreciation of investments and $7,593,613 related to unrealized depreciation of investments.


                   LVIP Delaware Special Opportunities Fund-11

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                            ENDED
                                           12/31/06
                                         -----------


Ordinary income.......................   $ 9,927,001
Long-term capital gain................    29,023,297
                                         -----------
Total.................................   $38,950,298
                                         ===========



In addition, the Fund declared an ordinary income consent dividend of $2,756,673 for the year ended December 31, 2006. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.  COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $413,297,946
Undistributed ordinary income........      8,954,811
Realized gains 1/1/07-6/30/07........     78,935,238
Unrealized appreciation of
  investments and foreign
  currencies.........................    361,521,039
                                        ------------
Net assets...........................   $862,709,034
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED      PAID-IN
    INCOME         GAIN (LOSS)      CAPITAL
--------------    ------------    ----------


 $(2,112,940)      $(643,731)     $2,756,671




                   LVIP Delaware Special Opportunities Fund-12

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............       125,002            415,788
 Service Class..............        59,746            104,358
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --            932,455
 Service Class..............            --              6,198
                                ----------         ----------
                                   184,748          1,458,799
                                ----------         ----------
Shares repurchased:
 Standard Class.............    (1,069,443)        (2,198,882)
 Service Class..............        (4,151)            (2,586)
                                ----------         ----------
                                (1,073,594)        (2,201,468)
                                ----------         ----------
Net decrease.................     (888,846)          (742,669)
                                ==========         ==========





7. CREDIT RISK
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) securities have been identified on the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                   LVIP Delaware Special Opportunities Fund-13

LVIP DELAWARE SPECIAL OPPORTUNITIES FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Delaware Special Opportunities Fund (formerly the Special Opportunities
Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                       OUTSTANDING        TOTAL       PERCENT     PERCENT     PERCENT
                                                          SHARES          VOTED         FOR       AGAINST     ABSTAIN
                                                       -----------     ----------     -------     -------     -------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
  Kelly D. Clevenger................................    18,562,153     18,562,153      94.61%       5.39%       0.00%
  Michael D. Coughlin...............................    18,562,153     18,562,153      94.09%       5.91%       0.00%
  Nancy L. Frisby...................................    18,562,153     18,562,153      94.72%       5.28%       0.00%
  Elizabeth S. Hager................................    18,562,153     18,562,153      94.09%       5.91%       0.00%
  Gary D. Lemon.....................................    18,562,153     18,562,153      94.71%       5.29%       0.00%
  Thomas D. Rath....................................    18,562,153     18,562,153      94.17%       5.83%       0.00%
  Kenneth G. Stella.................................    18,562,153     18,562,153      94.60%       5.40%       0.00%
  David J. Windley..................................    18,562,153     18,562,153      94.57%       5.43%       0.00%

2. The approval of a new investment management
   agreement between the Lincoln Variable Insurance
   Products Trust and Lincoln Investment Advisory
   Corporation (formerly Jefferson Pilot Investment
   Advisory Corporation), a registered investment
   adviser and wholly owned subsidiary of Lincoln
   National Corporation.
  LVIP Delaware Special Opportunities Fund..........    18,562,153     18,562,153      90.82%       3.35%       5.83%
3. The approval of a new sub-advisory agreement
   between Lincoln Investment Advisory Corporation
   (formerly Jefferson Pilot Investment Advisory
   Corporation) and Delaware Management Business
   Trust.
  LVIP Delaware Special Opportunities Fund..........    18,562,153     18,562,153      90.61%       3.46%       5.93%



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                   LVIP Delaware Special Opportunities Fund-14

FIDELITY INVESTMENTS


                                                              EQUITY-INCOME FUND





                           (FIDELITY INVESTMENTS LOGO)





                            LVIP FI Equity-Income Fund


                              a series of Lincoln Variable


                              Insurance Products Trust


                            Semiannual Report


                            June 30, 2007







                                                      LVIP FI EQUITY-INCOME FUND


                                                   (FORMERLY EQUITY-INCOME FUND)

LVIP FI EQUITY-INCOME FUND

INDEX





DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    5

STATEMENTS OF CHANGES IN NET ASSETS                                        5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              8

OTHER FUND INFORMATION                                                    12


LVIP FI EQUITY-INCOME FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,081.10       0.74%         $3.82
Service Class Shares    1,000.00     1,079.70       0.99%          5.10
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,021.12       0.74%         $3.71
Service Class Shares    1,000.00     1,019.89       0.99%          4.96
--------------------------------------------------------------------------




* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                          LVIP FI Equity-Income Fund-1

LVIP FI EQUITY-INCOME FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                           PERCENTAGE
SECTOR                                   OF NET ASSETS
------------------------------------------------------

COMMON STOCK                                  98.94%
------------------------------------------------------
Aerospace & Defense                            1.71%
Airlines                                       0.85%
Auto Components                                0.59%
Beverages                                      0.53%
Capital Markets                                3.54%
Commercial Banks                               1.12%
Computers & Peripherals                        1.59%
Consumer Finance                               0.58%
Diversified Financial Services                 9.54%
Diversified Telecommunications
  Services                                     6.50%
Electric Utilities                             2.78%
Electronic Equipment & Instruments             0.93%
Energy Equipment & Services                    1.68%
Food & Staples Retailing                       1.57%
Gas Utilities                                  0.50%
Health Care Providers & Services               3.75%
Household Durables                             0.86%
Household Products                             2.11%
Independent Power Producers & Traders          2.23%
Industrial Conglomerates                       3.05%
Insurance                                     14.37%
Machinery                                      2.57%
Media                                          1.96%
Metals & Mining                                3.77%
Multiline Retail                               1.76%
Multi-Utilities                                0.02%
Oil, Gas & Consumable Fuels                   13.28%
Pharmaceuticals                                3.36%
Road & Rail                                    1.55%
Semiconductors & Semiconductor
  Equipment                                    0.90%
Specialty Retail                               2.04%
Thrift & Mortgage Finance                      4.81%
Tobacco                                        2.54%
------------------------------------------------------
SHORT-TERM INVESTMENT                          0.82%
------------------------------------------------------
TOTAL VALUE OF SECURITIES                     99.76%
------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                  0.24%
------------------------------------------------------
TOTAL NET ASSETS                             100.00%
------------------------------------------------------



Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                           PERCENTAGE
TOP 10 EQUITY HOLDINGS                   OF NET ASSETS
------------------------------------------------------

AT&T                                          4.32%
Exxon Mobil                                   4.27%
Bank of America                               4.11%
Pfizer                                        3.36%
General Electric                              3.05%
JPMorgan Chase                                3.00%
Fannie Mae                                    2.60%
Altria Group                                  2.54%
Citigroup                                     2.43%
Marathon Oil                                  2.17%
------------------------------------------------------
TOTAL                                        31.85%
------------------------------------------------------






                          LVIP FI Equity-Income Fund-2

LVIP FI EQUITY-INCOME FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                     NUMBER OF        VALUE
                                       SHARES       (U.S. $)


     COMMON STOCK-98.94%
     AEROSPACE & DEFENSE-1.71%
     Raytheon.....................     236,300    $$12,734,207
                                                  ------------
                                                    12,734,207

                                                  ------------
     AIRLINES-0.85%
  +  AMR..........................     241,200       6,355,620
                                                  ------------
                                                     6,355,620

                                                  ------------
     AUTO COMPONENTS-0.59%
     Autoliv......................      77,700       4,418,799
                                                  ------------
                                                     4,418,799

                                                  ------------
     BEVERAGES-0.53%
     Molson Coors Brewing Class
      B..........................       43,100       3,985,026
                                                  ------------
                                                     3,985,026

                                                  ------------
     CAPITAL MARKETS-3.54%
     Merrill Lynch................     142,200      11,885,076
     Morgan Stanley...............     173,600      14,561,568
                                                  ------------
                                                    26,446,644

                                                  ------------
     COMMERCIAL BANKS-1.12%
     People's United Financial....     139,400       2,471,562
     SunTrust Banks...............      68,700       5,890,338
                                                  ------------
                                                     8,361,900

                                                  ------------
     COMPUTERS & PERIPHERALS-1.59%
     Hewlett-Packard..............     266,600      11,895,692
                                                  ------------
                                                    11,895,692

                                                  ------------
     CONSUMER FINANCE-0.58%
  +  AmeriCredit..................     161,700       4,293,135
                                                  ------------
                                                     4,293,135

                                                  ------------
     DIVERSIFIED FINANCIAL SERVICES-9.54%
     Bank of America..............     627,300      30,668,697
     Citigroup....................     353,698      18,141,170
     JPMorgan Chase...............     462,900      22,427,505
                                                  ------------
                                                    71,237,372

                                                  ------------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-6.50%
     AT&T.........................     777,600      32,270,400
     CenturyTel...................     209,058      10,254,295
     Embarq.......................      95,100       6,026,487
  +  Qwest Communications
      International..............        1,100          10,670
                                                  ------------
                                                    48,561,852

                                                  ------------
     ELECTRIC UTILITIES-2.78%
     Edison International.........     203,800      11,437,256
     Northeast Utilities..........     203,900       5,782,604
     Progress Energy..............      77,000       3,510,430
                                                  ------------
                                                    20,730,290

                                                  ------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS-0.93%
  +  Avnet........................     174,686       6,924,553
  +  Ingram Micro.................         523          11,354
                                                  ------------
                                                     6,935,907

                                                  ------------
     ENERGY EQUIPMENT & SERVICES-1.68%
     Patterson-UTI Energy.........     182,490       4,783,063
     Tidewater....................     109,900       7,789,712
                                                  ------------
                                                    12,572,775

                                                  ------------
     FOOD & STAPLES RETAILING-1.57%
     Kroger.......................     417,100      11,733,023
                                                  ------------
                                                    11,733,023

                                                  ------------
     GAS UTILITIES-0.50%
     Energen......................      68,500       3,763,390
                                                  ------------
                                                     3,763,390

                                                  ------------
     HEALTH CARE PROVIDERS & SERVICES-3.75%
     Aetna........................     155,900       7,701,460
     McKesson.....................      95,300       5,683,692
  +  WellPoint....................     183,000      14,608,890
                                                  ------------
                                                    27,994,042

                                                  ------------
     HOUSEHOLD DURABLES-0.86%
     KB HOME......................     163,700       6,444,869
                                                  ------------
                                                     6,444,869

                                                  ------------
     HOUSEHOLD PRODUCTS-2.11%
     Procter & Gamble.............     257,100      15,731,949
                                                  ------------
                                                    15,731,949

                                                  ------------
     INDEPENDENT POWER PRODUCERS & TRADERS-2.23%
     Constellation Energy Group...     102,000       8,891,340
  +  NRG Energy...................     187,000       7,773,590
                                                  ------------
                                                    16,664,930

                                                  ------------
     INDUSTRIAL CONGLOMERATES-3.05%
     General Electric.............     595,430      22,793,060
                                                  ------------
                                                    22,793,060

                                                  ------------
     INSURANCE-14.37%
     ACE..........................     198,900      12,435,228
     Allstate.....................     142,600       8,771,326
     American Financial Group.....     107,300       3,664,295
     American International
      Group......................      115,000       8,053,450
     Assurant.....................     108,300       6,381,036
     AXIS Capital Holdings........      81,200       3,300,780
     Chubb........................     249,000      13,480,860
     Fidelity National Financial
      Class A....................      200,178       4,744,219
     Genworth Financial...........     151,000       5,194,400
     Hartford Financial Services
      Group......................      115,600      11,387,756
     Loews........................     244,400      12,459,512
     MBIA.........................      62,100       3,863,862
     MetLife......................     210,200      13,553,697
                                                  ------------
                                                   107,290,421

                                                  ------------
     MACHINERY-2.57%
  +  AGCO.........................     143,500       6,229,335
     Deere........................      59,500       7,184,030
  +  Terex........................      70,600       5,739,780
                                                  ------------
                                                    19,153,145

                                                  ------------


                          LVIP FI Equity-Income Fund-3

LVIP FI EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF        VALUE
                                       SHARES       (U.S. $)

     COMMON STOCK (CONTINUED)
     MEDIA-1.96%
     Time Warner..................     696,952    $ 14,663,870
                                                  ------------
                                                    14,663,870

                                                  ------------
     METALS & MINING-3.77%
     Commercial Metals............     179,100       6,048,207
     Nucor........................     148,000       8,680,200
     United States Steel..........     123,100      13,387,125
                                                  ------------
                                                    28,115,532

                                                  ------------
     MULTILINE RETAIL-1.76%
     Macy's.......................     199,100       7,920,198
     Penney (J.C.)................      72,100       5,218,598
                                                  ------------
                                                    13,138,796

                                                  ------------
     MULTI-UTILITIES-0.02%
     CenterPoint Energy...........       7,000         121,800
                                                  ------------
                                                       121,800

                                                  ------------
     OIL, GAS & CONSUMABLE FUELS-13.28%
     Chevron......................     123,800      10,428,912
     ConocoPhillips...............     111,100       8,721,350
     Exxon Mobil..................     379,800      31,857,624
     Marathon Oil.................     270,400      16,213,184
     Pioneer Natural Resources....     159,900       7,788,729
  +  Plains Exploration &
      Production.................       58,300       2,787,323
     Tesoro.......................     124,900       7,138,035
     Valero Energy................     192,500      14,218,050
                                                  ------------
                                                    99,153,207

                                                  ------------
     PHARMACEUTICALS-3.36%
     Pfizer.......................     980,900      25,081,613
                                                  ------------
                                                    25,081,613

                                                  ------------
     ROAD & RAIL-1.55%
     Burlington Northern Santa
      Fe.........................       70,000       5,959,800
  +  YRC Worldwide................     151,500       5,575,200
                                                  ------------
                                                    11,535,000

                                                  ------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.90%
     Applied Materials............     337,100       6,698,177
                                                  ------------
                                                     6,698,177

                                                  ------------
     SPECIALTY RETAIL-2.04%
     Best Buy.....................     132,400       6,179,108
     TJX Companies................     327,636       9,009,990
                                                  ------------
                                                    15,189,098

                                                  ------------
     THRIFT & MORTGAGE FINANCE-4.81%
     Countrywide Financial........     248,204       9,022,215
     Fannie Mae...................     297,100      19,409,543
     Hudson City Bancorp..........     339,000       4,142,580
     MGIC Investment..............      59,000       3,354,740
                                                  ------------
                                                    35,929,078

                                                  ------------
     TOBACCO-2.54%
     Altria Group.................     270,700      18,986,898
                                                  ------------
                                                    18,986,898
                                                  ------------
     TOTAL COMMON STOCK
      (COST $633,205,630)........                  738,711,117
                                                  ------------


     SHORT-TERM INVESTMENT-0.82%
     MONEY MARKET INSTRUMENT-0.82%
     Dreyfus Cash Management
      Fund.......................    6,148,652       6,148,652
                                                  ------------
     TOTAL SHORT-TERM INVESTMENT
      (COST $6,148,652)..........                    6,148,652
                                                  ------------








TOTAL VALUE OF SECURITIES-99.76% (COST $639,354,282)..........................    744,859,769
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.24%.........................      1,806,240
                                                                                 ------------
NET ASSETS APPLICABLE TO 37,886,989 SHARES OUTSTANDING-100.00%................   $746,666,009
                                                                                 ============
NET ASSET VALUE-LVIP FI EQUITY-INCOME FUND STANDARD CLASS ($720,433,123 /
  36,553,082 SHARES)..........................................................        $19.709
                                                                                      =======
NET ASSET VALUE-LVIP FI EQUITY-INCOME FUND SERVICE CLASS ($26,232,886 /
  1,333,907 SHARES)...........................................................        $19.666
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $538,928,994
Undistributed net investment income...........................................        590,801
Accumulated net realized gain on investments..................................    101,640,727
Net unrealized appreciation of investments....................................    105,505,487
                                                                                 ------------
Total net assets..............................................................   $746,666,009
                                                                                 ============




----------

+ Non-income producing security for the period ended June 30, 2007.

                             See accompanying notes



                          LVIP FI Equity-Income Fund-4

LVIP FI EQUITY-INCOME FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)




INVESTMENT INCOME:
Dividends............................   $ 7,094,086
Interest.............................        68,435
                                        -----------
                                          7,162,521
                                        -----------
EXPENSES:
Management fees......................     2,741,882
Accounting and administration
 expenses...........................        176,465
Reports and statements to
 shareholders.......................         37,694
Distribution expenses-Service Class..        28,976
Custodian fees.......................        25,684
Professional fees....................        14,650
Trustees' fees.......................         7,704
Other................................        16,228
                                        -----------
                                          3,049,283
Less expenses waived.................      (239,343)
                                        -----------
Total operating expenses.............     2,809,940
                                        -----------
NET INVESTMENT INCOME................     4,352,581
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
Net realized gain on investments.....    35,157,610
Net change in unrealized
 appreciation/depreciation of
 investments........................     18,470,041
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS........................     53,627,651
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $57,980,232
                                        ===========




                             See accompanying notes


LVIP FI EQUITY-INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                 SIX MONTHS
                                    ENDED
                                   6/30/07       YEAR ENDED
                                 (UNAUDITED)      12/31/06
                                ------------   -------------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income........   $  4,352,581   $   9,391,523
Net realized gain on
 investments and foreign
 currencies.................      35,157,610      73,455,007
Net change in unrealized
 appreciation/depreciation
 of investments and foreign
 currencies.................      18,470,041      (1,513,423)
                                ------------   -------------
Net increase in net assets
 resulting from operations..      57,980,232      81,333,107
                                ------------   -------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --      (8,378,484)
 Service Class..............              --        (162,904)
Net realized gain on
 investments:
 Standard Class.............              --     (60,490,254)
 Service Class..............              --        (951,687)
                                ------------   -------------
                                          --     (69,983,329)
                                ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............       4,859,239      14,065,614
 Service Class..............       6,898,266      14,898,077
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --      68,868,738
 Service Class..............              --       1,114,591
                                ------------   -------------
                                  11,757,505      98,947,020
                                ------------   -------------
Cost of shares repurchased:
 Standard Class.............     (78,870,653)   (121,474,431)
 Service Class..............      (2,380,154)     (3,029,032)
                                ------------   -------------
                                 (81,250,807)   (124,503,463)
                                ------------   -------------
Decrease in net assets
 derived from capital share
 transactions...............     (69,493,302)    (25,556,443)
                                ------------   -------------
NET DECREASE IN NET ASSETS...    (11,513,070)    (14,206,665)
NET ASSETS:
Beginning of period..........    758,179,079     772,385,744
                                ------------   -------------
End of period (including
 undistributed net
 investment income of
 $590,801 and $1,824,752,
 respectively)..............    $746,666,009   $ 758,179,079
                                ============   =============




                             See accompanying notes



                          LVIP FI Equity-Income Fund-5

LVIP FI EQUITY-INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                            LVIP FI EQUITY-INCOME FUND STANDARD CLASS
                                         SIX MONTHS
                                           ENDED
                                          6/30/071                                   YEAR ENDED
                                        (UNAUDITED)        12/31/06(2)        12/31/05        12/31/04        12/31/03(3)
                                        ---------------------------------------------------------------------------------


Net asset value, beginning of
  period.............................     $ 18.231           $ 17.994         $ 18.020        $ 16.595          $ 12.653

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4).............        0.111              0.221            0.217           0.247             0.163
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies.........................         1.367              1.720            0.540           1.366             3.921
                                          --------           --------         --------        --------          --------
Total from investment operations.....        1.478              1.941            0.757           1.613             4.084
                                          --------           --------         --------        --------          --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income................           --             (0.205)          (0.204)         (0.188)           (0.142)
Net realized gain on investments.....           --             (1.499)          (0.579)             --                --
                                          --------           --------         --------        --------          --------
Total dividends and distributions....           --             (1.704)          (0.783)         (0.188)           (0.142)
                                          --------           --------         --------        --------          --------

Net asset value, end of period.......     $ 19.709           $ 18.231         $ 17.994        $ 18.020          $ 16.595
                                          ========           ========         ========        ========          ========

Total return(5)......................        8.11%             11.27%            4.49%           9.77%            32.35%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)...........................      $720,433           $738,199         $765,796        $830,276          $810,728
Ratio of expenses to average net
 assets.............................         0.74%              0.69%            0.78%           0.80%             0.82%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly............         0.81%              0.80%            0.80%           0.80%             0.82%
Ratio of net investment income to
 average net assets.................         1.17%              1.24%            1.23%           1.47%             1.15%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly.........................         1.10%              1.13%            1.21%           1.47%             1.15%
Portfolio turnover...................         116%               199%             151%            120%              134%

                                         LVIP FI
                                         EQUITY-
                                         INCOME
                                          FUND
                                        STANDARD
                                          CLASS
                                          YEAR
                                          ENDED
                                        12/31/02
                                        --------


Net asset value, beginning of
  period.............................   $ 15.339

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4).............      0.162
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies.........................      (2.544)
                                        --------
Total from investment operations.....     (2.382)
                                        --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income................     (0.148)
Net realized gain on investments.....     (0.156)
                                        --------
Total dividends and distributions....     (0.304)
                                        --------

Net asset value, end of period.......   $ 12.653
                                        ========

Total return(5)......................    (15.67%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)...........................    $618,330
Ratio of expenses to average net
 assets.............................       0.82%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly............       0.82%
Ratio of net investment income to
 average net assets.................       1.16%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly.........................       1.16%
Portfolio turnover...................       130%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company (FMR), replaced FMR as the Fund's sub-advisor.

(3) Effective April 30, 2003, the Lincoln National Equity-Income Fund, Inc. was merged into the Equity-Income Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Equity Income Fund, Inc.

(4) The average shares outstanding method has been applied for per share information.

(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes



                          LVIP FI Equity-Income Fund-6

LVIP FI EQUITY-INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                  LVIP FI EQUITY-INCOME FUND SERVICE CLASS
                                       SIX MONTHS
                                         ENDED                                              5/19/04(3)
                                        6/30/071                  YEAR ENDED                    TO
                                      (UNAUDITED)        12/31/06(2)        12/31/05         12/31/04
                                      ----------------------------------------------------------------


Net asset value, beginning of
  period...........................     $18.214            $17.980           $18.013          $15.895

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(4)...........       0.087              0.177             0.172            0.144
Net realized and unrealized gain on
 investments and foreign
 currencies.......................        1.365              1.717             0.539            2.141
                                        -------            -------           -------          -------
Total from investment operations...       1.452              1.894             0.711            2.285
                                        -------            -------           -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income..............          --             (0.161)           (0.165)          (0.167)
Net realized gain on investments...          --             (1.499)           (0.579)              --
                                        -------            -------           -------          -------
Total dividends and distributions..          --             (1.660)           (0.744)          (0.167)
                                        -------            -------           -------          -------

Net asset value, end of period.....     $19.666            $18.214           $17.980          $18.013
                                        =======            =======           =======          =======

Total return(5)....................       7.97%             11.00%             4.23%           14.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).........................      $26,233            $19,980           $ 6,590          $   253
Ratio of expenses to average net
 assets...........................        0.99%              0.94%             1.03%            1.05%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly..........        1.06%              1.05%             1.05%            1.05%
Ratio of net investment income to
 average net assets...............        0.92%              0.99%             0.98%            1.40%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly.......................        0.85%              0.88%             0.96%            1.40%
Portfolio turnover.................        116%               199%              151%             120%(6)



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company (FMR), replaced FMR as the Fund's sub-advisor.

(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4) The average shares outstanding method has been applied for per share information.

(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(6) The portfolio turnover is representative of the Fund for the entire year.

                             See accompanying notes



                          LVIP FI Equity-Income Fund-7

LVIP FI EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP FI Equity-Income Fund (formerly the Equity-Income Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.


                          LVIP FI Equity-Income Fund-8

LVIP FI EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2007.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Prior to April 30, 2007, Delaware Management Company, an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate.

LIA has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is 0.03% on the first $250 million of average daily net assets of the Fund, 0.08% on the next $500 million and 0.13% of average daily net assets in excess of $750 million. This waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

Pyramis Global Advisors, LLC (the "Sub-Advisor"), a Fidelity Investments Company, is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.45% on the first $250 million of the Fund's average daily net assets, 0.40% on the next $500 million and 0.35% of the average daily net assets of the Fund in excess of $750 million.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-advisor. The commissions paid to these affiliated firms were $4,384 for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $152,072.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $16,046 and $8,347, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $419,549
Accounting and Administration Fees
  Payable to DSC.........................     51,362
Administration Fees Payable to Lincoln
  Life...................................      2,737
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. ..........      5,427


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $430,897,890, and sales of $499,556,911 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $643,738,979. At June 30, 2007, net unrealized appreciation was $101,120,790 of which $108,268,790 related to unrealized appreciation of investments and $7,148,000 related to unrealized depreciation of investments.


                          LVIP FI Equity-Income Fund-9

LVIP FI EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions for the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                            ENDED
                                           12/31/06
                                         -----------


Ordinary income.......................   $22,975,443
Long-term capital gain................    47,007,886
                                         -----------
Total.................................   $69,983,329
                                         ===========



In addition, the Fund declared an ordinary income consent dividend of $5,586,632 for the year ended December 31, 2006. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $538,928,994
Undistributed ordinary income........     24,353,636
Realized gains 1/1/07-6/30/07........     82,262,589
Unrealized appreciation of
 investments........................     101,120,790
                                        ------------
Net assets...........................   $746,666,009
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED
NET INVESTMENT                               PAID-IN
    INCOME                                   CAPITAL
--------------                             ----------


  $(5,586,532)                             $5,586,532





                          LVIP FI Equity-Income Fund-10

LVIP FI EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............       250,206            805,551
 Service Class..............       360,767            837,605
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --          3,941,871
 Service Class..............            --             63,850
                                ----------         ----------
                                   610,973          5,648,877
                                ----------         ----------
Shares repurchased:
 Standard Class.............    (4,188,384)        (6,813,998)
 Service Class..............      (123,813)          (170,987)
                                ----------         ----------
                                (4,312,197)        (6,984,985)
                                ----------         ----------
Net decrease.................   (3,701,224)        (1,336,108)
                                ==========         ==========






7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                          LVIP FI Equity-Income Fund-11

LVIP FI EQUITY-INCOME FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP FI Equity-Income Fund (formerly the Equity-Income Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                       OUTSTANDING        TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES          VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ----------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
   Kelly D. Clevenger............................       41,731,637     40,408,941      92.89%       3.94%        0.00%
   Michael D. Coughlin...........................       41,731,637     40,408,941      92.79%       4.04%        0.00%
   Nancy L. Frisby...............................       41,731,637     40,408,941      92.85%       3.98%        0.00%
   Elizabeth S. Hager............................       41,731,637     40,408,941      92.79%       4.04%        0.00%
   Gary D. Lemon.................................       41,731,637     40,408,941      92.80%       4.03%        0.00%
   Thomas D. Rath................................       41,731,637     40,408,941      92.70%       4.13%        0.00%
   Kenneth G. Stella.............................       41,731,637     40,408,941      92.87%       3.96%        0.00%
   David J. Windley..............................       41,731,637     40,408,941      92.84%       3.99%        0.00%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln National Corporation.

   LVIP FI Equity-Income Fund....................       41,731,637     40,408,941      89.97%       1.91%        4.95%



----------

* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                          LVIP FI Equity-Income Fund-12

                                                 JANUS CAPITAL APPRECIATION FUND

                           [DELAWARE INVESTMENTS LOGO]

                            LVIP Janus Capital

                              Appreciation Fund

                              a series of Lincoln Variable

                              Insurance Products Trust

                            Semiannual Report

                            June 30, 2007






                                            LVIP JANUS CAPITAL APPRECIATION FUND


                                            (FORMERLY CAPITAL APPRECIATION FUND)

LVIP JANUS CAPITAL APPRECIATION FUND

INDEX





DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    6

STATEMENTS OF CHANGES IN NET ASSETS                                        6

FINANCIAL HIGHLIGHTS                                                       7

NOTES TO FINANCIAL STATEMENTS                                              9

OTHER FUND INFORMATION                                                    14


LVIP JANUS CAPITAL APPRECIATION FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,082.80       0.69%         $3.56
Service Class Shares    1,000.00     1,081.40       0.94%          4.85
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,021.37       0.69%         $3.46
Service Class Shares    1,000.00     1,020.13       0.94%          4.71
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                     LVIP Janus Capital Appreciation Fund-1

LVIP JANUS CAPITAL APPRECIATION FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.




                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   99.65%
-------------------------------------------------------
Aerospace & Defense                             5.59%
Air Freight & Logistics                         0.98%
Beverages                                       1.01%
Biotechnology                                   5.32%
Capital Markets                                 3.11%
Chemicals                                       6.67%
Communications Equipment                        7.42%
Computers & Peripherals                         6.70%
Consumer Finance                                1.29%
Containers & Packaging                          0.23%
Diversified Financial Services                  4.30%
Diversified Telecommunications
  Services                                      0.83%
Electrical Equipment                            0.56%
Energy Equipment & Services                     0.36%
Food & Staples Retailing                        2.32%
Food Products                                   0.78%
Health Care Equipment & Supplies                1.48%
Health Care Providers & Services                2.22%
Household Durables                              0.82%
Household Products                              5.35%
Industrial Conglomerates                        1.03%
Insurance                                       1.06%
Internet & Catalog Retail                       0.51%
Internet Software & Services                    4.80%
IT Services                                     3.49%
Media                                           6.08%
Multiline Retail                                1.65%
Oil, Gas & Consumable Fuel                      1.27%
Personal Products                               0.97%
Pharmaceuticals                                 5.82%
Real Estate Investment Trusts                   0.99%
Semiconductors & Semiconductor
  Equipment                                     5.06%
Software                                        5.09%
Specialty Retail                                2.08%
Thrift & Mortgage Finance                       0.74%
Wireless Telecommunication Services             1.67%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                     0.70%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     100.35%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (0.35)%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------





Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

QUALCOMM                                       4.13%
Roche Holding (Switzerland)                    3.97%
Gilead Sciences                                3.31%
Apple                                          3.14%
JPMorgan Chase                                 3.02%
Ceridian                                       2.98%
Boeing                                         2.97%
Procter & Gamble                               2.71%
Reckitt Benckiser (Great Britain)              2.64%
Texas Instruments                              2.45%
-------------------------------------------------------
TOTAL                                         31.32%
-------------------------------------------------------






                     LVIP Janus Capital Appreciation Fund-2

LVIP JANUS CAPITAL APPRECIATION FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                      NUMBER OF       VALUE
                                       SHARES       (U.S. $)


     COMMON STOCK-99.65%
     AEROSPACE & DEFENSE-5.59%
     BAE Systems (Great Britain)..      982,036   $ $7,986,707
     Boeing.......................      175,515     16,877,522
     Precision Castparts..........       57,185      6,939,972
                                                  ------------
                                                    31,804,201

                                                  ------------
     AIR FREIGHT & LOGISTICS-0.98%
     Robinson (C.H.) Worldwide....      105,680      5,550,314
                                                  ------------
                                                     5,550,314

                                                  ------------
     BEVERAGES-1.01%
     Coca-Cola....................      110,035      5,755,931
                                                  ------------
                                                     5,755,931

                                                  ------------
     BIOTECHNOLOGY-5.32%
  +  Celgene......................      184,355     10,569,072
  +  Genzyme......................       13,365        860,706
  +  Gilead Sciences..............      486,380     18,856,953
                                                  ------------
                                                    30,286,731

                                                  ------------
     CAPITAL MARKETS-3.11%
     Bear Stearns.................       40,985      5,737,900
  +  Blackstone Group.............       77,550      2,269,889
     Merrill Lynch................      116,150      9,707,817
                                                  ------------
                                                    17,715,606

                                                  ------------
     CHEMICALS-6.67%
     Monsanto.....................      180,595     12,197,385
  +  Mosaic.......................      289,650     11,302,143
     Potash Corporation
      Saskatchewan...............        71,805      5,598,636
     Syngenta (Switzerland).......       45,329      8,876,906
                                                  ------------
                                                    37,975,070

                                                  ------------
     COMMUNICATIONS EQUIPMENT-7.42%
  +  Cisco Systems................      121,000      3,369,850
  +  Corning......................      188,475      4,815,536
     QUALCOMM.....................      541,245     23,484,620
  +  Research in Motion...........       52,795     10,558,472
                                                  ------------
                                                    42,228,478

                                                  ------------
     COMPUTERS & PERIPHERALS-6.70%
  +  Apple........................      146,520     17,881,300
  +  EMC..........................      686,015     12,416,871
     Hewlett-Packard..............      175,975      7,852,005
                                                  ------------
                                                    38,150,176

                                                  ------------
     CONSUMER FINANCE-1.29%
     American Express.............      120,125      7,349,248
                                                  ------------
                                                     7,349,248

                                                  ------------
     CONTAINERS & PACKAGING-0.23%
     Ball.........................       25,000      1,329,250
                                                  ------------
                                                     1,329,250

                                                  ------------
     DIVERSIFIED FINANCIAL SERVICES-4.30%
     Chicago Mercantile Exchange
      Holdings Class A...........        13,675      7,307,373
     JPMorgan Chase...............      354,580     17,179,401
                                                  ------------
                                                    24,486,774

                                                  ------------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-0.83%
  +  NeuStar Class A..............      162,375      4,704,004
                                                  ------------
                                                     4,704,004

                                                  ------------
     ELECTRICAL EQUIPMENT-0.56%
     Emerson Electric.............       67,880      3,176,784
                                                  ------------
                                                     3,176,784

                                                  ------------
     ENERGY EQUIPMENT & SERVICES-0.36%
  +  Nabors Industries (Belgium)..       61,335      2,047,362
                                                  ------------
                                                     2,047,362

                                                  ------------
     FOOD & STAPLES RETAILING-2.32%
     CVS Caremark.................      310,390     11,313,715
     Tesco (Great Britain)........      224,110      1,883,398
                                                  ------------
                                                    13,197,113

                                                  ------------
     FOOD PRODUCTS-0.78%
     Archer-Daniels-Midland.......      134,600      4,453,914
                                                  ------------
                                                     4,453,914

                                                  ------------
     HEALTH CARE EQUIPMENT & SUPPLIES-1.48%
     Alcon (Switzerland)..........       22,135      2,986,233
     Beckman Coulter..............       84,045      5,436,030
                                                  ------------
                                                     8,422,263

                                                  ------------
     HEALTH CARE PROVIDERS & SERVICES-2.22%
  +  Coventry Health Care.........      218,725     12,609,496
                                                  ------------
                                                    12,609,496

                                                  ------------
     HOUSEHOLD DURABLES-0.82%
     Sony (Japan).................       91,205      4,688,767
                                                  ------------
                                                     4,688,767

                                                  ------------
     HOUSEHOLD PRODUCTS-5.35%
     Procter & Gamble.............      252,120     15,427,223
     Reckitt Benckiser (Great
      Britain)...................       274,057     15,046,128
                                                  ------------
                                                    30,473,351

                                                  ------------
     INDUSTRIAL CONGLOMERATES-1.03%
     General Electric.............      152,680      5,844,590
                                                  ------------
                                                     5,844,590

                                                  ------------
     INSURANCE-1.06%
     American International
      Group......................        85,895      6,015,227
                                                  ------------
                                                     6,015,227

                                                  ------------
     INTERNET & CATALOG RETAIL-0.51%
  +  Liberty Media-Interactive
      Class A....................       129,250      2,886,153
                                                  ------------
                                                     2,886,153

                                                  ------------
     INTERNET SOFTWARE & SERVICES-4.80%
  +  Akamai Technologies..........      129,000      6,274,560
  +  eBay.........................       45,560      1,466,121
  +  Google Class A...............       16,680      8,729,978
  +  Yahoo........................      399,150     10,828,940
                                                  ------------
                                                    27,299,599

                                                  ------------


                     LVIP Janus Capital Appreciation Fund-3

LVIP JANUS CAPITAL APPRECIATION FUND
STATEMENT OF NET ASSETS (CONTINUED)



                                      NUMBER OF       VALUE
                                       SHARES       (U.S. $)

     COMMON STOCK (CONTINUED)
     IT SERVICES-3.49%
  +  Ceridian.....................      485,365   $ 16,987,775
     Western Union................      138,380      2,882,455
                                                  ------------
                                                    19,870,230

                                                  ------------
     MEDIA-6.08%
  +  Lamar Advertising Class A....      214,905     13,487,438
     News Class A.................      296,125      6,280,811
     News Class B.................      349,890      8,026,477
     Publishing & Broadcasting
      (Australia)................       409,625      6,807,091
                                                  ------------
                                                    34,601,817

                                                  ------------
     MULTILINE RETAIL-1.65%
     Nordstrom....................      183,735      9,392,533
                                                  ------------
                                                     9,392,533

                                                  ------------
     OIL, GAS & CONSUMABLE FUELS-1.27%
     EnCana.......................      117,885      7,244,033
                                                  ------------
                                                     7,244,033

                                                  ------------
     PERSONAL PRODUCTS-0.97%
     Avon Products................      150,940      5,547,045
                                                  ------------
                                                     5,547,045

                                                  ------------
     PHARMACEUTICALS-5.82%
     Merck........................      211,920     10,553,616
     Roche Holding (Switzerland)..      126,908     22,587,743
                                                  ------------
                                                    33,141,359

                                                  ------------
     REAL ESTATE INVESTMENT TRUSTS-0.99%
     CapitalSource................      229,350      5,639,717
                                                  ------------
                                                     5,639,717

                                                  ------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.06%
  +  Cypress Semiconductor........      418,070      9,736,850
  +  SiRF Technology Holdings.....      246,755      5,117,699
     Texas Instruments............      370,020     13,923,853
                                                  ------------
                                                    28,778,402

                                                  ------------
     SOFTWARE-5.09%
  +  Amdocs.......................      139,585      5,558,275
  +  Electronic Arts..............      145,350      6,877,962
  +  NAVTEQ.......................      232,645      9,850,189
  +  Oracle.......................      338,300      6,667,893
                                                  ------------
                                                    28,954,319

                                                  ------------
     SPECIALTY RETAIL-2.08%
     Best Buy.....................       85,470      3,988,885
     Staples......................      331,142      7,858,000
                                                  ------------
                                                    11,846,885

                                                  ------------
     THRIFT & MORTGAGE FINANCE-0.74%
     Fannie Mae...................       62,250      4,066,793
     NewAlliance Bancshares.......       10,000        147,200
                                                  ------------
                                                     4,213,993

                                                  ------------
     WIRELESS TELECOMMUNICATION SERVICES-1.67%
  +  Crown Castle International...      262,135      9,507,636
                                                  ------------
                                                     9,507,636
                                                  ------------
     TOTAL COMMON STOCK
      (COST $480,151,527)........                  567,188,371

                                                  ------------


                                      PRINCIPAL
                                       AMOUNT
                                      (U.S. $)

 =/  DISCOUNTED COMMERCIAL PAPER-0.70%
     Rabobank USA Finance
      5.32% 7/2/07...............    $4,000,000      3,999,409
                                                  ------------
     TOTAL DISCOUNTED COMMERCIAL
      PAPER (COST $3,999,409)....                    3,999,409
                                                  ------------







TOTAL VALUE OF SECURITIES-100.35% (COST $484,150,936)........................     571,187,780
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.35%)......................      (2,001,787)
                                                                                -------------
NET ASSETS APPLICABLE TO 26,140,394 SHARES OUTSTANDING-100.00%...............   $ 569,185,993
                                                                                =============
NET ASSET VALUE-LVIP JANUS CAPITAL APPRECIATION FUND STANDARD CLASS
  ($543,067,446 / 24,933,594 SHARES).........................................         $21.781
                                                                                      =======
NET ASSET VALUE-LVIP JANUS CAPITAL APPRECIATION FUND SERVICE CLASS
  ($26,118,547 / 1,206,800 SHARES)...........................................         $21.643
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)...............   $ 708,930,695
Undistributed net investment income..........................................       1,719,053
Accumulated net realized loss on investments.................................    (228,335,433)
Net unrealized appreciation of investments and foreign currencies............      86,871,678
                                                                                -------------
Total net assets.............................................................   $ 569,185,993
                                                                                =============




----------
+ Non-income producing security for the period ended June 30, 2007.

=/ The rate shown is the effective yield as of the time of purchase.

                     LVIP Janus Capital Appreciation Fund-4

LVIP JANUS CAPITAL APPRECIATION FUND
STATEMENT OF NET ASSETS (CONTINUED)



SUMMARY OF ABBREVIATIONS:
GBP-British Pound Sterling
USD-United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2007:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)


                                                                        UNREALIZED
CONTRACTS TO DELIVER       IN EXCHANGE FOR       SETTLEMENT DATE       DEPRECIATION
--------------------       ---------------       ---------------       ------------


   GBP   (250,000)         USD   496,600             11/29/07            $  (4,074)
   GBP (2,170,000)         USD 4,188,100             10/17/07             (161,736)
                                                                         ---------
                                                                         $(165,810)
                                                                         =========



The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund's net assets.

(1)  See Note 8 in "Notes to Financial Statements."

                             See accompanying notes


                     LVIP Janus Capital Appreciation Fund-5

LVIP JANUS CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)









INVESTMENT INCOME:
Dividends...........................         $ 3,256,458
Interest............................             439,436
Foreign tax withheld................             (79,184)
                                             -----------
                                               3,616,710
                                             -----------
EXPENSES:
Management fees.....................           1,990,110
Accounting and administration
 expenses..........................              130,809
Distribution expenses-Service
 Class.............................               24,862
Custodian fees......................              22,322
Reports and statements to
 shareholders......................               21,617
Professional fees...................              13,025
Trustees' fees......................               5,451
Other...............................              16,023
                                             -----------
                                               2,224,219
Less expenses waived................            (353,053)
Less expense paid indirectly........              (3,079)
                                             -----------
Total operating expenses............           1,868,087
                                             -----------
NET INVESTMENT INCOME...............           1,748,623
                                             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain on:
 Investments.......................           22,228,210
 Foreign currencies................             (198,037)
                                             -----------
Net realized gain...................          22,030,173
Net change in unrealized
 appreciation/depreciation on
 investments and foreign
 currencies........................           17,619,954
                                             -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN
 CURRENCIES.........................          39,650,127
                                             -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................         $41,398,750
                                             ===========




                             See accompanying notes


LVIP JANUS CAPITAL APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS





                                 SIX MONTHS
                                    ENDED           YEAR
                                   6/30/07         ENDED
                                 (UNAUDITED)      12/31/06
                                ------------   -------------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income........   $  1,748,623   $   1,359,562
Net realized gain on
 investments and foreign
 currencies.................      22,030,173      85,368,580
Net change in unrealized
 appreciation/depreciation
 of investments and foreign
 currencies.................      17,619,954     (39,612,534)
                                ------------   -------------
Net increase in net assets
 resulting from operations..      41,398,750      47,115,608
                                ------------   -------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --        (900,000)
 Service Class..............              --              --
                                ------------   -------------
                                          --        (900,000)
                                ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............      81,698,800       5,462,179
 Service Class..............      17,303,194       7,201,205
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --         900,000
 Service Class..............              --              --
Net assets from merger*
 Standard Class.............       7,913,217              --
 Service Class..............         417,342              --
                                ------------   -------------
                                 107,332,553      13,563,384
                                ------------   -------------
Cost of shares repurchased:
 Standard Class.............     (80,280,304)   (107,249,967)
 Service Class..............      (4,400,462)     (4,072,681)
                                ------------   -------------
                                 (84,680,766)   (111,322,648)
                                ------------   -------------
Increase (decrease) in net
 assets derived from capital
 share transactions.........      22,651,787     (97,759,264)
                                ------------   -------------
NET INCREASE (DECREASE) IN
 NET ASSETS..................     64,050,537     (51,543,656)
NET ASSETS:
Beginning of period..........    505,135,456     556,679,112
                                ------------   -------------
End of period (including
 undistributed net
 investment income of
 $1,719,053 and $108,075,
 respectively)..............    $569,185,993   $ 505,135,456
                                ============   =============




----------
* See Note 7 in "Notes to Financial Statements"

                             See accompanying notes


                     LVIP Janus Capital Appreciation Fund-6

LVIP JANUS CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                              LVIP JANUS CAPITAL APPRECIATION FUND STANDARD CLASS
                                              SIX MONTHS
                                                ENDED
                                               6/30/071                                    YEAR ENDED
                                             (UNAUDITED)      12/31/06      12/31/05      12/31/04      12/31/03(2)      12/31/02
                                             ------------------------------------------------------------------------------------


Net asset value, beginning of period......     $ 20.116       $ 18.376      $ 17.680      $ 16.793        $ 12.678       $ 17.358

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)...........        0.070          0.051         0.038        (0.009)         (0.014)        (0.032)
Net realized and unrealized gain (loss) on
 investments and foreign currencies......         1.595          1.725         0.704         0.896           4.129         (4.648)
                                               --------       --------      --------      --------        --------       --------
Total from investment operations..........        1.665          1.776         0.742         0.887           4.115         (4.680)
                                               --------       --------      --------      --------        --------       --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.....................           --         (0.036)       (0.046)           --              --             --
                                               --------       --------      --------      --------        --------       --------
Total dividends and distributions.........           --         (0.036)       (0.046)           --              --             --
                                               --------       --------      --------      --------        --------       --------
Net asset value, end of period............     $ 21.781       $ 20.116      $ 18.376      $ 17.680        $ 16.793       $ 12.678
                                               ========       ========      ========      ========        ========       ========

Total return(4)...........................        8.28%          9.67%         4.20%         5.28%          32.45%        (26.96%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...     $543,067       $488,232      $544,301      $659,385        $789,544       $678,243
Ratio of expenses to average net assets...        0.69%          0.70%         0.73%         0.80%           0.82%          0.80%
Ratio of expenses to average net assets
 prior to fees waived and expense paid
 indirectly..............................         0.82%          0.83%         0.83%         0.81%           0.82%          0.80%
Ratio of net investment income (loss) to
 average net assets......................         0.67%          0.27%         0.22%        (0.06%)         (0.10%)        (0.21%)
Ratio of net investment income (loss) to
 average net assets prior to fees waived
 and expense paid indirectly.............         0.54%          0.14%         0.12%        (0.07%)         (0.10%)        (0.21%)
Portfolio turnover........................         118%            99%           85%           33%             21%            27%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Effective April 30, 2003, the Lincoln National Capital Appreciation Fund, Inc. was merged into the Capital Appreciation Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Capital Appreciation Fund, Inc.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                     LVIP Janus Capital Appreciation Fund-7

LVIP JANUS CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                               LVIP JANUS CAPITAL APPRECIATION FUND SERVICE CLASS
                                                SIX MONTHS
                                                  ENDED                                                               5/15/03(2)
                                                 6/30/071                          YEAR ENDED                             TO
                                               (UNAUDITED)         12/31/06         12/31/05         12/31/04          12/31/03
                                               ---------------------------------------------------------------------------------


Net asset value, beginning of period........     $20.014            $18.294          $17.608          $16.766           $14.021

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3).............       0.044              0.004           (0.006)          (0.051)           (0.036)
Net realized and unrealized gain on
 investments and foreign currencies........        1.585              1.716            0.700            0.893             2.781
                                                 -------            -------          -------          -------           -------
Total from investment operations............       1.629              1.720            0.694            0.842             2.745
                                                 -------            -------          -------          -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................          --                 --           (0.008)              --                --
                                                 -------            -------          -------          -------           -------
Total dividends and distributions...........          --                 --           (0.008)              --                --
                                                 -------            -------          -------          -------           -------
Net asset value, end of period..............     $21.643            $20.014          $18.294          $17.608           $16.766
                                                 =======            =======          =======          =======           =======

Total return(4).............................       8.14%              9.40%            3.94%            5.02%            19.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....     $26,119            $16,903          $12,378          $ 3,812           $   458
Ratio of expenses to average net assets.....       0.94%              0.95%            0.98%            1.05%             1.06%
Ratio of expenses to average net assets
 prior to fees waived and expense paid
 indirectly................................        1.07%              1.08%            1.08%            1.06%             1.06%
Ratio of net investment income (loss) to
 average net assets........................        0.42%              0.02%           (0.03%)          (0.31%)           (0.37%)
Ratio of net investment income (loss) to
 average net assets prior to fees waived
 and expense paid indirectly...............        0.29%             (0.11%)          (0.13%)          (0.32%)           (0.37%)
Portfolio turnover..........................        118%                99%              85%              33%               21%(5)



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5) The portfolio turnover is representative of the Fund for the entire year.

                             See accompanying notes


                     LVIP Janus Capital Appreciation Fund-8

LVIP JANUS CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Janus Capital Appreciation Fund (formerly the Capital Appreciation Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is long-term growth of capital in a manner consistent with the preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions-- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.


                     LVIP Janus Capital Appreciation Fund-9

LVIP JANUS CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $43,577 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Prior to April 30, 2007, Delaware Management Company, an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate.

LIA has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is 0.15% on the first $100 million of average daily net assets of the Fund, 0.10% on the next $150 million, 0.15% on the next $250 million, 0.10% on the next $250 million, 0.15% on the next $750 million and 0.20% of average daily net assets in excess of $1.5 billion. The fee waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

Janus Capital Management LLC (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.40% for the first $250 million of the Fund's average daily net assets, 0.35% of the next $500 million of the Fund's average daily net assets, 0.30% of the next $750 million of the Fund's average daily net assets and 0.25% of the excess of the Fund's average daily net assets over $1.5 billion.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $113,323.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $11,357 and $6,129, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $288,843
Accounting and Administration Fees
  Payable to DSC.........................     40,898
Administration Fees Payable to Lincoln
  Life...................................      2,077
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. ..........      5,338


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $328,953,040 and sales of $306,174,443 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $485,090,146. At June 30, 2007, net unrealized appreciation was $86,097,634 of which $94,045,246 related to unrealized appreciation of investments and $7,947,612 related to unrealized depreciation of investments.


                     LVIP Janus Capital Appreciation Fund-10

LVIP JANUS CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                            YEAR
                                            ENDED
                                          12/31/06
                                          --------


Ordinary income........................   $900,000




5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $ 708,930,695
Undistributed ordinary income........       1,553,244
Capital loss carryforwards as of
  12/31/06...........................    (250,420,275)
Realized gains 1/1/07 - 6/30/07......      23,024,052
Unrealized appreciation of
  investments and foreign
  currencies.........................      86,098,277
                                        -------------
Net assets...........................   $ 569,185,993
                                        =============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distribution, gain (loss) on foreign currency transactions and mark-to-market of foreign currency contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED      PAID-IN
    INCOME         GAIN (LOSS)      CAPITAL
--------------    ------------    ----------


  $(137,645)      $(5,654,604)    $5,792,249


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $96,551,194 expires in 2009, $123,927,079 expires in 2010 and $29,942,002 expires in 2011.

For the six months ended June 30, 2007, the Fund had capital gains of $23,024,052 which may reduce the capital loss carryforwards.


                     LVIP Janus Capital Appreciation Fund-11

LVIP JANUS CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............     4,061,830            290,735
 Service Class..............       552,068            386,947
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --             46,036
 Service Class..............            --                 --
Shares issued from merger(1):
 Standard Class.............       370,695                 --
 Service Class..............        19,435                 --
                                ----------         ----------
                                 5,004,028            723,718
                                ----------         ----------
Shares repurchased:
 Standard Class.............    (3,769,384)        (5,687,096)
 Service Class..............      (209,276)          (219,003)
                                ----------         ----------
                                (3,978,660)        (5,906,099)
                                ----------         ----------
Net increase (decrease)......    1,025,368         (5,182,381)
                                ==========         ==========




----------
(1) See Note 7.

7. FUND MERGER
Effective April 30, 2007, the Fund acquired all of the assets and assumed all of the liabilities of LVIP Growth Fund (the "Acquired Fund"), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated gain of the Acquired Fund as of the close of business on April 27, 2007, were as follows:



Net assets.............................   $8,330,559
Accumulated net realized gain..........    5,800,276
Net unrealized appreciation............    1,699,577


The net assets of the Fund prior to the Reorganization were $590,275,179. The combined net assets after Reorganization were $598,605,738.

8. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gains (losses) are included in liabilities net of receivables and other assets on the Statement of Net Assets.

9. MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.


                     LVIP Janus Capital Appreciation Fund-12

LVIP JANUS CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




9. MARKET RISK (CONTINUED)


The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At June 30, 2007, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                     LVIP Janus Capital Appreciation Fund-13

LVIP JANUS CAPITAL APPRECIATION FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Janus Capital Appreciation Fund (formerly the Capital Appreciation
Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                       OUTSTANDING        TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES          VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ----------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
    Kelly D. Clevenger............................      25,232,731     23,976,532      88.66%       6.36%        0.00%
    Michael D. Coughlin...........................      25,232,731     23,976,532      88.38%       6.64%        0.00%
    Nancy L. Frisby...............................      25,232,731     23,976,532      88.75%       6.27%        0.00%
    Elizabeth S. Hager............................      25,232,731     23,976,532      88.17%       6.85%        0.00%
    Gary D. Lemon.................................      25,232,731     23,976,532      88.74%       6.28%        0.00%
    Thomas D. Rath................................      25,232,731     23,976,532      88.32%       6.70%        0.00%
    Kenneth G. Stella.............................      25,232,731     23,976,532      88.70%       6.32%        0.00%
    David J. Windley..............................      25,232,731     23,976,532      88.75%       6.27%        0.00%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln National Corporation.

    LVIP Janus Capital Appreciation Fund..........      25,232,731     23,976.532      85.41%       2.77%        6.84%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                     LVIP Janus Capital Appreciation Fund-14

                                               MARSICO INTERNATIONAL GROWTH FUND

                                 (MARSICO LOGO)

                          LVIP Marsico International
                            Growth Fund
                            a series of Lincoln Variable
                            Insurance Products Trust
                          Semiannual Report
                          June 30, 2007





                                          LVIP MARSICO INTERNATIONAL GROWTH FUND


(FORMERLY INTERNATIONAL EQUITY PORTFOLIO
                                A SERIES OF JEFFERSON PILOT VARIABLE FUND, INC.)

LVIP MARSICO INTERNATIONAL GROWTH FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

COUNTRY AND SECTOR ALLOCATIONS                                             2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        6

STATEMENT OF OPERATIONS                                                    7

STATEMENTS OF CHANGES IN NET ASSETS                                        7

FINANCIAL HIGHLIGHTS                                                       8

NOTES TO FINANCIAL STATEMENTS                                             10

OTHER FUND INFORMATION                                                    14


LVIP MARSICO INTERNATIONAL GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,076.80       1.04%         $5.36
Service Class
  Shares**              1,000.00     1,030.00       1.29%          2.22
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,019.64       1.04%         $5.21
Service Class
  Shares**              1,000.00     1,018.40       1.29%          6.46
--------------------------------------------------------------------------



  * "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The Service Class shares commenced operations on April 30, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 62 days. The hypothetical example assumes the entire half year period.


                    LVIP Marsico International Growth Fund-1

LVIP MARSICO INTERNATIONAL GROWTH FUND

COUNTRY AND SECTOR ALLOCATIONS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
COUNTRY                                   OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   92.59%
-------------------------------------------------------
Australia                                       4.02%
Austria                                         1.46%
Brazil                                          4.39%
Canada                                          4.27%
France                                         11.26%
Germany                                         7.24%
Hong Kong                                       9.36%
India                                           1.01%
Japan                                          10.08%
Mexico                                          5.70%
Netherlands                                     1.11%
Republic of Korea                               1.30%
Singapore                                       1.38%
Switzerland                                    14.50%
United Kingdom                                 12.41%
United States                                   3.10%
-------------------------------------------------------
SECURITIES LENDING COLLATERAL                  13.38%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     105.97%
-------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL                          (13.38%)
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   7.41%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------






                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

Aerospace & Defense                            0.02%
Airlines                                       0.48%
Auto Components                                3.84%
Automobiles                                    4.38%
Beverages                                      4.74%
Biotechnology                                  1.65%
Building Products                              2.53%
Capital Markets                                5.55%
Chemicals                                      4.10%
Commercial Banks                               6.02%
Communications Equipment                       2.31%
Computers & Peripherals                        1.52%
Construction & Engineering                     3.96%
Construction Materials                         3.81%
Electric Utilities                             1.06%
Electrical Equipment                           1.30%
Electronic Equipment & Instruments             0.60%
Food & Staples Retailing                       1.03%
Food Products                                  1.54%
Hotels, Restaurants & Leisure                  3.77%
Household Durables                             0.60%
Household Products                             1.47%
Insurance                                      3.51%
Media                                          5.86%
Metals & Mining                                2.83%
Multi-Utilities & Unregulated Power            2.25%
Oil, Gas & Consumable Fuels                    2.31%
Personal Products                              0.55%
Pharmaceuticals                                2.99%
Real Estate Management & Development           1.78%
Road & Rail                                    0.93%
Semiconductors & Semiconductor
  Equipment                                    0.63%
Software                                       0.58%
Specialty Retail                               2.79%
Thrift & Mortgage Finance                      0.88%
Trading Company & Distributors                 1.73%
Transportation Infrastructure                  1.80%
Wireless Telecommunication Services            4.89%
-------------------------------------------------------
TOTAL                                         92.59%
-------------------------------------------------------








                    LVIP Marsico International Growth Fund-2

LVIP MARSICO INTERNATIONAL GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                      NUMBER OF        VALUE
                                       SHARES         (U.S.$)


     COMMON STOCK-92.59%
     AUSTRALIA-4.02%
     CSL..........................       22,951    $ $1,712,392
  *  Macquarie Bank...............       50,060       3,607,687
     Macquarie Infrastructure
      Group......................       396,079       1,208,936
                                                   ------------
                                                      6,529,015
                                                   ------------
     AUSTRIA-1.46%
     Erste Bank der
      Oesterreichischen
      Sparkassen.................        30,240       2,365,745
                                                   ------------
                                                      2,365,745
                                                   ------------
     BRAZIL-4.39%
     Gafisa.......................       62,170         969,750
  *  Gol Linhas Aereas
      Inteligentes ADR...........        23,564         777,376
  +  JHSF Participacoes...........      110,300         643,257
     Petroleo Brasileiro ADR......       13,799       1,673,405
     Unibanco-Uniao de Bancos
      Brasileiros GDR............        27,061       3,054,375
                                                   ------------
                                                      7,118,163
                                                   ------------
     CANADA-4.27%
     Canadian National Railway....       29,596       1,507,324
 *+  Research in Motion...........       18,772       3,754,212
  *  Shoppers Drug Mart...........       35,982       1,666,215
                                                   ------------
                                                      6,927,751
                                                   ------------
     FRANCE-11.26%
  *  Accor........................       52,714       4,689,017
  *  AXA..........................       78,834       3,415,525
  *  Cie de Saint-Gobain..........       21,545       2,431,166
  *  Electricite de France........       15,822       1,719,202
     JC Decaux....................       74,338       2,367,506
  *  Veolia Environnement.........       46,551       3,656,283
                                                   ------------
                                                     18,278,699
                                                   ------------
     GERMANY-7.24%
     Beiersdorf...................       12,506         892,554
     Continental..................       44,280       6,231,232
     DaimlerChrysler..............       40,392       3,731,267
  *  Linde........................        7,196         866,549
  +  MTU Aero Engines Holding.....          475          30,988
                                                   ------------
                                                     11,752,590

                                                   ------------
     HONG KONG-9.36%
     China Merchants Holdings
      International..............       354,000       1,713,590
     China Mobil..................      506,500       5,437,983
     CNOOC........................    1,831,300       2,075,061
     Esprit Holdings..............      195,000       2,473,910
 *+  Melco PBL Entertainment Macau
      ADR........................       164,644       2,067,929
  =  Shagri-La Asia...............      594,369       1,425,894
                                                   ------------
                                                     15,194,367
                                                   ------------

     INDIA-1.01%
  *  ICICI Bank ADR...............       33,397       1,641,463
                                                   ------------
                                                      1,641,463
                                                   ------------
     JAPAN-10.08%
  *  Chugai Pharmaceutical........      131,100       2,358,374
     Daikin Industries............       46,048       1,679,165
     Fujitsu......................       54,000         398,213
  *  Marubeni.....................      341,000       2,810,973
     Mitsui Trust Holdings........      210,000       1,831,723
     Mizuho Financial Group.......          126         872,883
     Nippon Electric Glass........       55,500         980,367
     Toyota Motor.................       53,300       3,376,432
     Yamada Denki.................       19,600       2,050,256
                                                   ------------
                                                     16,358,386
                                                   ------------
     MEXICO-5.70%
     America Movil Series L ADR...       40,451       2,505,130
     Cemex ADR....................       48,604       1,793,488
     Fomento Economico Mexicano
      ADR........................        46,092       1,812,337
     Grupo Televisa ADR...........      113,974       3,146,823
                                                   ------------
                                                      9,257,778
                                                   ------------
     NETHERLANDS-1.11%
     Heineken.....................       30,463       1,793,165
                                                   ------------
                                                      1,793,165
                                                   ------------
     REPUBLIC OF KOREA-1.30%
     POSCO........................        2,280       1,094,532
     Samsung Electronics..........        1,670       1,023,134
                                                   ------------
                                                      2,117,666
                                                   ------------
     SINGAPORE-1.38%
     CapitaLand...................      424,000       2,242,873
                                                   ------------
                                                      2,242,873
                                                   ------------
     SWITZERLAND-14.50%
     ABB..........................       92,492       2,105,103
  +  Actelion.....................       21,618         967,231
     Holcim.......................       40,359       4,387,961
     Lonza Group..................       27,644       2,548,376
     Nestle.......................        6,535       2,493,193
     Roche Holding................       14,011       2,493,750
     Swiss Reinsurance............       24,916       2,282,615
     Syngenta.....................       16,590       3,248,867
     UBS..........................       50,038       3,015,102
                                                   ------------
                                                     23,542,198
                                                   ------------
     UNITED KINGDOM-12.41%
     British Sky Broadcasting
      Group......................       310,515       3,996,925
     Man Group....................      197,014       2,395,502
     Northern Rock................       81,717       1,424,352
     Reckitt Benckiser............       43,508       2,388,652
     Rio Tinto....................       45,588       3,505,268
     Tesco........................      765,498       6,433,168
                                                   ------------
                                                     20,143,867
                                                   ------------


                    LVIP Marsico International Growth Fund-3

LVIP MARSICO INTERNATIONAL GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)





                                      NUMBER OF        VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     UNITED STATES-3.10%
  +  Amdocs.......................       23,827    $    948,791
  *  Schlumberger.................       48,157       4,090,456
                                                   ------------
                                                      5,039,247
                                                   ------------

     TOTAL COMMON STOCK (COST
      $132,012,390)..............                   150,302,973
                                                   ------------

     TOTAL VALUE OF SECURITIES BEFORE
      SECURITIES LENDING COLLATERAL-92.59%
      (COST $132,012,390).....................      150,302,973
                                                   ------------
     SECURITIES LENDING COLLATERAL**-13.38%
     SHORT-TERM INVESTMENTS-13.38%
     Citibank Investors Principal
      Preservation Trust I.......    21,728,576      21,728,576
                                                   ------------
     TOTAL SECURITIES LENDING
      COLLATERAL (COST
      $21,728,576)...............                    21,728,576
                                                   ------------








TOTAL VALUE OF SECURITIES-105.97% (COST $153,740,966).........................    172,031,549
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(13.38%).................    (21,728,576)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-7.41%.........................     12,032,979
                                                                                 ------------
NET ASSETS APPLICABLE TO 9,982,301 SHARES OUTSTANDING-100.00%.................   $162,335,952
                                                                                 ============
NET ASSET VALUE-LVIP MARSICO INTERNATIONAL GROWTH FUND STANDARD CLASS
  ($161,748,695 / 9,946,175 SHARES)...........................................        $16.262
                                                                                      =======
NET ASSET VALUE-LVIP MARSICO INTERNATIONAL GROWTH FUND SERVICE CLASS ($587,257
  / 36,126 SHARES)............................................................        $16.256
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $135,125,334
Undistributed net investment income...........................................      1,682,939
Accumulated net realized gain on investments..................................      7,233,771
Net unrealized appreciation of investments and foreign currencies.............     18,293,908
                                                                                 ------------
Total net assets..............................................................   $162,335,952
                                                                                 ============




----------

  Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in "Country and Sector Allocations."

+  Non-income producing security for the period ended June 30, 2007.

*  Fully or partially on loan.

** See Note 8 in "Notes to Financial Statements."

 Includes $21,013,302 of securities loaned.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2007, the aggregate amount of fair valued securities equaled $1,425,894, which represented 0.88% of the Fund's net assets. See
   Note 1 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ADR-American Depositary Receipts
AUD-Australian Dollars
GBP-British Pound Sterling
GDR-Global Depositary Receipts
EUR-European Monetary Unit
USD-United States Dollar

                             See accompanying notes


                    LVIP Marsico International Growth Fund-4

LVIP MARSICO INTERNATIONAL GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

The following foreign currency exchange contracts were outstanding at June 30, 2007:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)


                                                                                   UNREALIZED
                                                                                  APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)       IN EXCHANGE FOR       SETTLEMENT DATE       (DEPRECIATION)
------------------------------       ---------------       ---------------       --------------


AUD (923,841)                          USD 775,897              7/2/07               $(7,360)
EUR  73,749                            USD (99,144)             7/2/07                   679
GBP  40,082                            USD (80,567)             7/2/07                   (79)
GBP (142,096)                          USD 284,258              7/3/07                (1,076)
                                                                                     -------
                                                                                     $(7,836)
                                                                                     =======



The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)  See Note 7 in "Notes to Financial Statements."

                             See accompanying notes


                    LVIP Marsico International Growth Fund-5

LVIP MARSICO INTERNATIONAL GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments at market (including $21,013,302 of securities loaned)............   $150,302,973
Short-term investments held as collateral for loaned securities at market.....     21,728,576
Cash..........................................................................     11,867,521
Receivables for securities sold...............................................      1,740,722
Subscriptions receivable......................................................         54,806
Dividends and reclaims receivable.............................................        380,450
Interest receivable...........................................................         37,573
                                                                                 ------------
Total assets..................................................................    186,112,621
                                                                                 ------------

LIABILITIES:
Obligations to return securities lending collateral...........................     21,728,576
Payables for securities purchased.............................................      1,874,357
Liquidations payable..........................................................          5,785
Due to manager and affiliates.................................................        134,836
Other accrued expenses........................................................         25,279
Foreign currency contracts, at value..........................................          7,836
                                                                                 ------------
Total liabilities.............................................................     23,776,669
                                                                                 ------------
TOTAL NET ASSETS..............................................................   $162,335,952
                                                                                 ============
Investments at cost...........................................................   $132,012,390
                                                                                 ============
Cost of short-term investments held as collateral for loaned securities.......   $ 21,728,576
                                                                                 ============




                             See accompanying notes



                    LVIP Marsico International Growth Fund-6

LVIP MARSICO INTERNATIONAL GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)









INVESTMENT INCOME:
Dividends.............................   $ 2,663,681
Securities lending income.............        80,020
Foreign tax withheld..................      (250,337)
                                         -----------
                                           2,493,364
                                         -----------
EXPENSES:
Management fees.......................       699,435
Custodian fees........................        28,170
Accounting and administration
 expenses.............................        12,813
Professional fees.....................        12,594
Reports and statements to
 shareholders.........................        10,739
Trustees' fees........................         2,666
Distribution expenses-Service Class...            51
Other.................................         4,152
                                         -----------
                                             770,620
Less expenses waived..................        (5,256)
                                         -----------
Total operating expenses..............       765,364
                                         -----------
NET INVESTMENT INCOME.................     1,728,000
                                         -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments..........................     7,659,034
 Foreign currencies...................       (44,972)
                                         -----------
Net realized gain.....................     7,614,062
Net change in unrealized
 appreciation/depreciation of
 investments and foreign currencies...     2,014,773
                                         -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES..      9,628,835
                                         -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................    $11,356,835
                                         ===========




                             See accompanying notes


LVIP MARSICO INTERNATIONAL GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS




                                   SIX MONTHS
                                      ENDED          YEAR
                                     6/30/07         ENDED
                                   (UNAUDITED)     12/31/06
                                  ------------   ------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income..........   $  1,728,000   $    389,916
Net realized gain on
 investments and foreign
 currencies....................      7,614,062      9,143,808
Net change in unrealized
 appreciation/depreciation of
 investments and foreign
 currencies....................      2,014,773      7,741,147
                                  ------------   ------------
Net increase in net assets
 resulting from operations.....     11,356,835     17,274,871
                                  ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class................             --        (39,149)
                                  ------------   ------------
                                            --        (39,149)
                                  ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class................     28,388,460     85,781,447
 Service Class.................        658,679             --
Net asset value of shares
 issued upon reinvestment of
 dividends and distributions:
Standard Class.................             --         39,149
                                  ------------   ------------
                                    29,047,139     85,820,596
                                  ------------   ------------
Cost of shares repurchased:
 Standard Class................    (15,526,006)   (16,282,427)
 Service Class.................        (77,488)            --
                                  ------------   ------------
                                   (15,603,494)   (16,282,427)
                                  ------------   ------------
Increase in net assets derived
 from capital share
 transactions..................     13,443,645     69,538,169
                                  ------------   ------------
NET INCREASE IN NET ASSETS.....     24,800,480     86,773,891
NET ASSETS:
Beginning of period............    137,535,472     50,761,581
                                  ------------   ------------
End of period (including
 undistributed net investment
 income of $1,682,939 and
 $382,227, respectively).......   $162,335,952   $137,535,472
                                  ============   ============




                             See accompanying notes



                    LVIP Marsico International Growth Fund-7

LVIP MARSICO INTERNATIONAL GROWTH FUND
FINANCIAL HIGHLIGHTS(1)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                     LVIP MARSICO INTERNATIONAL GROWTH FUND STANDARD CLASS
                                       SIX MONTHS
                                         ENDED
                                       6/30/07(2)                                   YEAR ENDED
                                      (UNAUDITED)         12/31/06         12/31/05         12/31/04         12/31/03(6)
                                      -----------         --------------------------------------------------------------


Net asset value, beginning of
 period...........................      $ 15.102          $ 12.190          $10.263          $ 8.794           $ 6.792

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)...........        0.178             0.059            0.040            0.060             0.040
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies.......................         0.982             2.862            1.943            1.434             2.050
                                        --------          --------          -------          -------           -------
Total from investment operations...        1.160             2.921            1.983            1.494             2.090
                                        --------          --------          -------          -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income..............           --            (0.009)          (0.056)          (0.025)           (0.088)
                                        --------          --------          -------          -------           -------
Total dividends and distributions..           --            (0.009)          (0.056)          (0.025)           (0.088)
                                        --------          --------          -------          -------           -------
Net asset value, end of period.....     $ 16.262          $ 15.102          $12.190          $10.263           $ 8.794
                                        ========          ========          =======          =======           =======

Total return(4)....................        7.68%            23.97%           19.46%           17.02%            31.38%5

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).........................      $161,749          $137,535          $50,762          $40,496           $33,189
Ratio of expenses to average net
 assets...........................         1.04%             1.12%            1.22%            1.28%             1.29%
Ratio of expenses to average net
 assets prior to fees waived......         1.05%             1.12%            1.22%            1.28%             1.29%
Ratio of net investment income to
 average net assets...............         2.34%             0.44%            0.27%            0.68%             0.52%
Ratio of net investment income to
 average net assets prior to fees
 waived...........................         2.33%             0.44%            0.27%            0.68%             0.52%
Portfolio turnover.................         113%              106%             159%             145%              234%

                                        LVIP
                                       MARSICO
                                      INTERNA-
                                       TIONAL
                                       GROWTH
                                        FUND
                                      STANDARD
                                        CLASS
                                        YEAR
                                        ENDED
                                      12/31/02
                                      --------


Net asset value, beginning of
 period...........................    $  8.797

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)...........      0.090
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies.......................      (2.095)
                                      --------
Total from investment operations...     (2.005)
                                      --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income..............         --
                                      --------
Total dividends and distributions..         --
                                      --------
Net asset value, end of period.....   $  6.792
                                      ========

Total return(4)....................    (22.79%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).........................    $ 25,484
Ratio of expenses to average net
 assets...........................       1.19%
Ratio of expenses to average net
 assets prior to fees waived......       1.19%
Ratio of net investment income to
 average net assets...............       0.49%
Ratio of net investment income to
 average net assets prior to fees
 waived...........................       0.49%
Portfolio turnover.................       141%



----------

(1) Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. International Equity Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2007 and the year ended December 31, 2006.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5) In 2003, the Fund received a non-recurring reimbursement which was recorded as a capital contribution. Excluding the effect of this payment from the Fund's ending net asset value per share, the total return for the year ended December 31, 2003 would have been 30.91%.

(6) Commencing May 1, 2003, Marsico Capital Management LLC replaced Lombard Odier International Portfolio Management Ltd as the Fund's sub-advisor.

                             See accompanying notes


                    LVIP Marsico International Growth Fund-8

LVIP MARSICO INTERNATIONAL GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                                      LVIP MARSICO INTERNATIONAL
                                                       GROWTH FUND SERVICE CLASS
                                                         4/30/07(1) TO 6/30/07
                                                              (UNAUDITED)
                                                      --------------------------


Net asset value, beginning of period...............             $15.782

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...........................               0.108
Net realized and unrealized gain on investments and
 foreign currencies...............................                0.366
                                                                -------
Total from investment operations...................               0.474
                                                                -------
Net asset value, end of period.....................             $16.256
                                                                =======
Total return(3)....................................               3.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)............             $   587
Ratio of expenses to average net assets............               1.29%
Ratio of expenses to average net assets prior to
 fees waived......................................                1.31%
Ratio of net investment income to average net
 assets...........................................                3.99%
Ratio of net investment income to average net
 assets prior to fees waived......................                3.97%
Portfolio turnover.................................              113%(4)



----------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                             See accompanying notes



                    LVIP Marsico International Growth Fund-9

LVIP MARSICO INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Marsico International Growth Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Service Class shares commenced operations on April 30, 2007.

Effective April 30, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. International Equity Portfolio (the "JPVF Fund"). The shareholders of the JPVF Fund received shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the JPVF Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the JPVF Fund as of the date of the Reorganization. The JPVF Fund's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to April 30, 2007. For financial reporting purposes the JPVF Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

The Fund's investment objective is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN No. 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


                    LVIP Marsico International Growth Fund-10

LVIP MARSICO INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $217 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA), formerly Jefferson Pilot Investment Advisory Corporation (JPIA), is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 1.00% on the first $50 million of the average daily net assets of the Fund, 0.95% on the next $50 million, 0.90% on the next $50 million, 0.85% on the next $100 million and 0.80% on average daily net assets in excess of $250 million.

Effective April 30, 2007, LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Marsico Capital management, LLC (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.50% of the Fund's average daily net assets.

Effective April 30, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2007, fees for these services amounted to $10,680. Prior to April 30, 2007, JPIA (the advisor of the JPVF
Fund) paid the accounting fees.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $1,178 and $955, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $120,530
Accounting and Administration Fees
  Payable to DSC.........................     10,680
Administration Fees Payable to Lincoln
  Life...................................      1,178
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc............         51


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $85,978,219 and sales of $79,409,896 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $153,859,078. At June 30, 2007, net unrealized appreciation was $18,172,471 of which $21,305,118 related to unrealized appreciation of investments and $3,132,647 related to unrealized depreciation of investments.




                    LVIP Marsico International Growth Fund-11

LVIP MARSICO INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             ENDED
                                             YEAR
                                           12/31/06
                                           --------


Ordinary income.........................    $39,149


In addition, the Fund declared an ordinary income consent dividend of $382,316 and long-term capital gains consent dividend of $818,832 for the year ended December 31, 2006. Such amounts have been deemed paid and contributed to the Fund as additional paid-in capital.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $135,125,334
Undistributed ordinary income........      5,950,393
Undistributed long-term capital
  gain...............................      3,076,593
Unrealized appreciation of
  investments and foreign
  currencies.........................     18,183,632
                                        ------------
Net assets...........................   $162,335,952
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


UNDISTRIBUTED NET           ACCUMULATED NET
    INVESTMENT                  REALIZED                PAID-IN
      INCOME                  GAIN (LOSS)               CAPITAL
-----------------           ---------------           ----------


    $(427,288)                 $(773,860)             $1,201,148


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
  Standard Class.............    1,829,289          6,154,034
  Service Class..............       40,927                 --
Shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class.............           --              2,948
                                 ---------         ----------
                                 1,870,216          6,156,982
                                 ---------         ----------
Shares repurchased:
  Standard Class.............     (990,403)        (1,213,845)
  Service Class..............       (4,801)                --
                                 ---------         ----------
                                  (995,204)        (1,213,845)
                                 ---------         ----------
Net increase.................      875,012          4,943,137
                                 =========         ==========






                    LVIP Marsico International Growth Fund-12

LVIP MARSICO INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Unrealized gains (losses) are included in receivables and other assets net of liabilities on the Statement of Net Assets.

8. SECURITIES LENDING
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., repurchase agreements collateralized by such securities or money market funds and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $21,013,302, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Security Lending Collateral".

9. MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                    LVIP Marsico International Growth Fund-13

LVIP MARSICO INTERNATIONAL GROWTH FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Marsico International Growth Fund (formerly the International Equity Portfolio, a series of Jefferson Pilot Variable Fund, Inc.) shareholders voted on the following proposals at the special meeting of shareholders on March 15, 2007. The resulting votes are presented below:


                                                        OUTSTANDING       TOTAL       PERCENT     PERCENT     PERCENT
                                                           SHARES         VOTED         FOR       AGAINST     ABSTAIN
                                                        -----------     ---------     -------     -------     -------


1. The approval of the reorganization of the Jefferson Pilot Variable Fund, Inc.
   International Equity Portfolio into the LVIP
   Marsico International Growth Fund, a series of
   Lincoln Variable Insurance Products Trust.

    LVIP Marsico International Growth Fund.........      9,004,638      9,004,638      94.00%       1.28%       4.72%

2. The approval of a new investment management agreement between the Lincoln Variable Insurance
   Products Trust and Lincoln Investment Advisory
   Corporation (formerly Jefferson Pilot Investment
   Advisory Corporation), a registered investment adviser and wholly-owned subsidiary of Lincoln
   National Corporation.

    LVIP Marsico International Growth Fund.........      9,004,638      9,004,638      94.80%       1.31%       3.89%



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                    LVIP Marsico International Growth Fund-14

                                                                  MFS VALUE FUND

                                   (MFS LOGO)

                            LVIP MFS Value Fund
                              a series of Lincoln Variable

                              Insurance Products Trust

                            Semiannual Report

                            June 30, 2007






                                                             LVIP MFS VALUE FUND


(FORMERLY VALUE PORTFOLIO,

                                A SERIES OF JEFFERSON PILOT VARIABLE FUND, INC.)

LVIP MFS VALUE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    6

STATEMENTS OF CHANGES IN NET ASSETS                                        6

FINANCIAL HIGHLIGHTS                                                       7

NOTES TO FINANCIAL STATEMENTS                                              9

OTHER FUND INFORMATION                                                    13


LVIP MFS VALUE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,080.80       0.79%         $4.08
Service Class
  Shares**              1,000.00     1,017.90       1.03%          1.77
--------------------------------------------------------------------------
HYPOTHETICAL  (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,020.88       0.79%         $3.96
Service Class
  Shares**              1,000.00     1,019.59       1.03%          5.16
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The Service Class shares commenced operations on April 30, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 62 days. The hypothetical example assumes the entire half year period.


                              LVIP MFS Value Fund-1

LVIP MFS VALUE FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   97.74%
-------------------------------------------------------
Aerospace & Defense                             7.38%
Auto Components                                 0.61%
Beverages                                       1.87%
Building Products                               1.57%
Capital Markets                                 8.22%
Chemicals                                       4.14%
Commercial Banks                                2.70%
Communications Equipment                        0.30%
Computers & Peripherals                         0.78%
Consumer Finance                                1.02%
Containers & Packaging                          0.12%
Diversified Financial Services                  6.25%
Diversified Telecommunications
  Services                                      1.34%
Electric Utilities                              1.91%
Electrical Equipment                            0.77%
Energy Equipment & Services                     0.97%
Food & Staples Retailing                        0.78%
Food Products                                   1.94%
Health Care Providers & Services                1.74%
Hotels, Restaurants & Leisure                   0.83%
Household Durables                              0.29%
Household Products                              1.67%
Industrial Conglomerates                        0.52%
Insurance                                       8.88%
IT Services                                     1.06%
Machinery                                       1.46%
Media                                           1.99%
Multiline Retail                                1.43%
Multi-Utilities & Unregulated Power             1.79%
Oil, Gas & Consumable Fuels                    11.44%
Paper & Forest Products                         0.05%
Pharmaceuticals                                 6.80%
Road & Rail                                     1.07%
Semiconductors & Semiconductor
  Equipment                                     1.37%
Software                                        1.53%
Specialty Retail                                1.04%
Textiles, Apparel & Luxury Goods                1.42%
Thrift & Mortgage Finance                       2.38%
Tobacco                                         3.43%
Trading Company & Distributors                  0.85%
Wireless Telecommunication Services             2.03%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                     1.96%
-------------------------------------------------------
SECURITIES LENDING COLLATERAL                  17.20%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     116.90%
-------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL                          (17.20%)
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   0.30%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------





Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

Lockheed Martin                                3.60%
Altria Group                                   3.43%
Bank of America                                3.31%
Allstate                                       3.10%
Citigroup                                      2.94%
MetLife                                        2.63%
Exxon Mobil                                    2.60%
Total ADR                                      2.56%
Johnson & Johnson                              2.35%
Goldman Sachs Group                            2.21%
-------------------------------------------------------
TOTAL                                         28.73%
-------------------------------------------------------





                              LVIP MFS Value Fund-2

LVIP MFS VALUE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                                                NUMBER OF                 VALUE
                                                                 SHARES                 (U.S. $)


     COMMON STOCK-97.74%
     AEROSPACE & DEFENSE-7.38%
  *  Lockheed Martin...................................             78,730            $ $7,410,855
  *  Northrop Grumman..................................             56,870               4,428,467
     United Technologies...............................             47,460               3,366,338
                                                                                      ------------
                                                                                        15,205,660
                                                                                      ------------

     AUTO COMPONENTS-0.61%
     Johnson Controls..................................             10,800               1,250,318
                                                                                      ------------
                                                                                         1,250,318
                                                                                      ------------

     BEVERAGES-1.87%
     Diageo............................................            103,610               2,159,654
     PepsiCo...........................................             26,210               1,699,719
                                                                                      ------------
                                                                                         3,859,373
                                                                                      ------------

     BUILDING PRODUCTS-1.57%
  *  Masco.............................................            113,550               3,232,769
                                                                                      ------------
                                                                                         3,232,769
                                                                                      ------------

     CAPITAL MARKETS-8.22%
     Bank of New York..................................             44,170               1,830,405
     Franklin Resources................................             10,670               1,413,455
     Goldman Sachs Group...............................             21,050               4,562,587
     Lehman Brothers Holdings..........................             18,640               1,389,053
     Mellon Financial..................................             40,990               1,803,560
  *  Merrill Lynch.....................................             14,190               1,186,000
  *  State Street......................................             14,710               1,006,164
     UBS...............................................             62,295               3,753,663
                                                                                      ------------
                                                                                        16,944,887
                                                                                      ------------

     CHEMICALS-4.14%
     Air Products & Chemicals..........................             18,580               1,493,275
  *  Dow Chemical......................................             16,800                 742,896
     PPG Industries....................................             37,800               2,876,957
     Praxair...........................................             22,350               1,608,977
     Syngenta..........................................              9,260               1,813,412
                                                                                      ------------
                                                                                         8,535,517
                                                                                      ------------

     COMMERCIAL BANKS-2.70%
     PNC Financial Services Group......................             33,540               2,400,793
     SunTrust Banks....................................             37,000               3,172,380
                                                                                      ------------
                                                                                         5,573,173
                                                                                      ------------

     COMMUNICATIONS EQUIPMENT-0.30%
  +  Cisco Systems.....................................             21,910                 610,194
                                                                                      ------------
                                                                                           610,194
                                                                                      ------------

     COMPUTERS & PERIPHERALS-0.78%
     Hewlett-Packard...................................             36,050               1,608,551
                                                                                      ------------
                                                                                         1,608,551
                                                                                      ------------

     CONSUMER FINANCE-1.02%
     American Express..................................             34,470               2,108,875
                                                                                      ------------
                                                                                         2,108,875
                                                                                      ------------

     CONTAINERS & PACKAGING-0.12%
 *+  Smurfit-Stone Container...........................             18,190                 242,109
                                                                                      ------------
                                                                                           242,109
                                                                                      ------------

     DIVERSIFIED FINANCIAL SERVICES-6.25%
  *  Bank of America...................................            139,690               6,829,445
  *  Citigroup.........................................            118,060               6,055,297
                                                                                      ------------
                                                                                        12,884,742
                                                                                      ------------

     DIVERSIFIED TELECOMMUNICATIONS SERVICES-1.34%
     AT&T..............................................             15,830                 656,945
     Embarq............................................             18,200               1,153,334
  *  Verizon Communications............................             23,070                 949,792
                                                                                      ------------
                                                                                         2,760,071
                                                                                      ------------

     ELECTRIC UTILITIES-1.91%
     Entergy...........................................             13,620               1,462,107
     FPL Group.........................................             33,420               1,896,250
     PPL...............................................             12,550                 587,215
                                                                                      ------------
                                                                                         3,945,572
                                                                                      ------------

     ELECTRICAL EQUIPMENT-0.77%
     Cooper Industries.................................              4,480                 255,763
  *  Rockwell Automation...............................             19,170               1,331,165
                                                                                      ------------
                                                                                         1,586,928
                                                                                      ------------

     ENERGY EQUIPMENT & SERVICES-0.97%
     Noble.............................................              9,170                 894,258
     Royal Dutch Shell ADR.............................             13,520               1,097,824
                                                                                      ------------
                                                                                         1,992,082
                                                                                      ------------

     FOOD & STAPLES RETAILING-0.78%
     CVS Caremark......................................             43,967               1,602,601
                                                                                      ------------
                                                                                         1,602,601
                                                                                      ------------

     FOOD PRODUCTS-1.94%
  *  Kellogg...........................................             41,360               2,142,060
     Nestle............................................              4,866               1,856,446
                                                                                      ------------
                                                                                         3,998,506
                                                                                      ------------

     HEALTH CARE PROVIDERS & SERVICES-1.74%
     UnitedHealth Group................................             18,420                 941,999
  +  WellPoint.........................................             33,230               2,652,751
                                                                                      ------------
                                                                                         3,594,750
                                                                                      ------------

     HOTELS, RESTAURANTS & LEISURE-0.83%
     Royal Caribbean Cruises...........................             39,760               1,708,885
                                                                                      ------------
                                                                                         1,708,885
                                                                                      ------------

     HOUSEHOLD DURABLES-0.29%
 *+  Toll Brothers.....................................             23,800                 594,524
                                                                                      ------------
                                                                                           594,524
                                                                                      ------------

     HOUSEHOLD PRODUCTS-1.67%
     Procter & Gamble..................................             56,260               3,442,549
                                                                                      ------------
                                                                                         3,442,549
                                                                                      ------------

     INDUSTRIAL CONGLOMERATES-0.52%
     General Electric..................................             27,850               1,066,098
                                                                                      ------------
                                                                                         1,066,098
                                                                                      ------------

     INSURANCE-8.88%
  *  AFLAC.............................................             16,780                 862,492
  *  Allstate..........................................            103,910               6,391,504

                              LVIP MFS Value Fund-3

LVIP MFS VALUE FUND
STATEMENT OF NET ASSETS (CONTINUED)

Chubb............................................................22,4401,214,902
Genworth Financial...............................................58,7002,019,280
*Hartford Financial Services Group...............................22,1802,184,952
*MetLife.........................................................84,1305,424,702
Prudential Financial................................................2,140208,072

18,305,904


IT SERVICES-1.06%
IT SERVICES (CONTINUED)
Accenture Class A................................................50,6902,174,094

2,174,094


MACHINERY-1.46%
MACHINERY (CONTINUED)
Deere & Co. .....................................................18,5602,240,935
Eaton...............................................................4,900455,700
Timken..............................................................8,920322,101

3,018,736


MEDIA-1.99%
MEDIA (CONTINUED)
*Citadel Broadcasting................................................2,08513,448
Disney (Walt)......................................................27,530939,874
*New York Times Class A............................................11,900302,260
*Scripps (E.W.) Class A.............................................8,940408,469
+Viacom Class B..................................................37,1101,544,889
WPP Group..........................................................60,020901,536

4,110,476


MULTILINE RETAIL-1.43%
MULTILINE RETAIL (CONTINUED)
Macy's...........................................................73,9902,943,322

2,943,322


MULTI-UTILITIES & UNREGULATED POWER-1.79%
MULTI-UTILITIES & UNREGULATED POWER (CONTINUED)
*Dominion Resources..............................................34,6002,986,326
Public Service Enterprise Group.....................................7,940696,973

3,683,299


OIL, GAS & CONSUMABLE FUELS-11.44%
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
*Apache..........................................................22,1501,807,219
Chevron..........................................................16,4201,383,221
ConocoPhillips...................................................48,2403,786,840
Devon Energy.....................................................29,9802,347,134
EOG Resources....................................................17,7601,297,546
Exxon Mobil......................................................63,7705,349,027
Hess.............................................................39,4702,327,151
Total ADR........................................................65,2305,282,324

23,580,462


PAPER & FOREST PRODUCTS-0.05%
PAPER & FOREST PRODUCTS (CONTINUED)
*Bowater............................................................4,110102,545

102,545


PHARMACEUTICALS-6.80%
PHARMACEUTICALS (CONTINUED)
Abbott Laboratories................................................13,820740,061
GlaxoSmithKline..................................................40,4901,061,069
Johnson & Johnson................................................78,1704,816,835
*Lilly (Eli).....................................................28,8901,614,373
Merck............................................................42,0002,091,600
Wyeth............................................................64,2203,682,375

14,006,313


ROAD & RAIL-1.07%
ROAD & RAIL (CONTINUED)
Burlington Northern Santa Fe.....................................21,8401,859,458
Norfolk Southern....................................................6,760355,373

2,214,831


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.37%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
*Intel..........................................................118,8802,824,589

2,824,589


SOFTWARE-1.53%
SOFTWARE (CONTINUED)
+Oracle.........................................................160,1003,155,571

3,155,571


SPECIALTY RETAIL-1.04%
SPECIALTY RETAIL (CONTINUED)
*Lowe's Companies..................................................12,640387,922
Sherwin-Williams...................................................14,180942,544
Staples............................................................33,950805,634

2,136,100


TEXTILES, APPAREL & LUXURY GOODS-1.42%
TEXTILES, APPAREL & LUXURY GOODS (CONTINUED)
+Hanesbrands.........................................................3,32089,740
*NIKE Class B....................................................48,7702,842,803

2,932,543


THRIFT & MORTGAGE FINANCE-2.38%
THRIFT & MORTGAGE FINANCE (CONTINUED)
*Fannie Mae......................................................59,7203,901,508
Freddie Mac......................................................16,6001,007,620

4,909,128


TOBACCO-3.43%
TOBACCO (CONTINUED)
Altria Group....................................................100,9007,077,126

7,077,126


TRADING COMPANY & DISTRIBUTORS-0.85%
TRADING COMPANY & DISTRIBUTORS (CONTINUED)
Grainger (W.W.)..................................................18,8301,752,132

1,752,132


WIRELESS TELECOMMUNICATION SERVICES-2.03%
WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
Sprint Nextel...................................................100,9502,090,675
Vodafone........................................................622,7302,097,095

4,187,770

TOTAL COMMON STOCK
(COST $188,340,395).................................................201,463,675



                              LVIP MFS Value Fund-4

LVIP MFS VALUE FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                NUMBER OF                 VALUE
                                                                 SHARES                 (U.S. $)

                                                                PRINCIPAL
                                                                 AMOUNT                   VALUE
                                                                (U.S. $)                (U.S. $)

 =/  DISCOUNTED COMMERCIAL PAPER-1.96%
     CRC Funding 5.36% 7/2/07..........................        $ 4,047,000            $ $4,046,397
                                                                                      ------------
     TOTAL DISCOUNTED COMMERCIAL PAPER
      (COST $4,046,397)...............................                                   4,046,397
                                                                                      ------------
     TOTAL VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL-99.70%
     (COST $192,386,792)...............................                                205,510,072
                                                                                      ------------


                                                                NUMBER OF                 VALUE
                                                                 SHARES                 (U.S. $)

     SECURITIES LENDING COLLATERAL**-17.20%
     SHORT-TERM INVESTMENTS-17.20%
     Citibank Investors Principal Preservation Trust
      I...............................................          35,460,455            $ 35,460,455
                                                                                      ------------
     TOTAL SECURITIES LENDING COLLATERAL
      (COST $35,460,455)..............................                                  35,460,455
                                                                                      ------------








TOTAL VALUE OF SECURITIES-116.90% (COST $227,847,247).........................    240,970,527
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(17.20%).................    (35,460,455)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.30%.........................        614,340
                                                                                 ------------
NET ASSETS APPLICABLE TO 7,694,693 SHARES OUTSTANDING-100.00%.................   $206,124,412
                                                                                 ============
NET ASSET VALUE-LVIP MFS VALUE FUND STANDARD CLASS ($205,253,730 / 7,662,178
  SHARES).....................................................................        $26.788
                                                                                      =======
NET ASSET VALUE-LVIP MFS VALUE FUND SERVICE CLASS ($870,682 / 32,515 SHARES)..        $26.778
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $189,891,591
Undistributed net investment income...........................................      1,105,041
Accumulated net realized gain on investments..................................      2,004,294
Net unrealized appreciation of investments and foreign currencies.............     13,123,486
                                                                                 ------------
Total net assets..............................................................   $206,124,412
                                                                                 ============




----------

+ Non-income producing security for the period ended June 30, 2007.

* Fully or partially on loan.

** See Note 7 in "Notes to Financial Statements."

=/ The rate shown is the effective yield as of the time of purchase.

 Includes $34,324,093 of securities loaned.

ADR-American Depositary Receipts

                             See accompanying notes



                              LVIP MFS Value Fund-5

LVIP MFS VALUE FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)







INVESTMENT INCOME:
Dividends.............................   $1,541,234
Interest..............................      102,930
Securities lending income.............       18,135
Foreign tax withheld..................      (27,112)
                                         ----------
                                          1,635,187
                                         ----------
EXPENSES:
Management fees.......................      491,952
Accounting and administration
  expenses............................       12,208
Reports and statements to
  shareholders........................       10,041
Professional fees.....................        9,912
Custodian fees........................        9,664
Trustees' fees........................        2,096
Distribution expenses-Service Class...           25
Other.................................        2,163
                                         ----------
                                            538,061
Less expenses waived..................       (1,615)
                                         ----------
Total operating expenses..............      536,446
                                         ----------
NET INVESTMENT INCOME.................    1,098,741
                                         ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments.........................     2,061,259
 Foreign currencies..................        (1,253)
                                         ----------
Net realized gain.....................    2,060,006
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currencies..    6,020,258
                                         ----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES..     8,080,264
                                         ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................    $9,179,005
                                         ==========




                             See accompanying notes


LVIP MFS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                 SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07         ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income........   $  1,098,741   $  1,488,607
Net realized gain on
 investments and foreign
 currencies.................       2,060,006     21,037,346
Net change in unrealized
 appreciation/depreciation
 of investments and foreign
 currencies.................       6,020,258     (5,511,957)
                                ------------   ------------
Net increase in net assets
 resulting from operations..       9,179,005     17,013,996
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --     (1,014,918)
Net realized gain on
    investments:
 Standard Class.............              --     (6,818,197)
                                ------------   ------------
                                          --     (7,833,115)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............      93,863,379     22,115,346
 Service Class..............         871,917             --
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --      7,833,115
                                ------------   ------------
                                  94,735,296     29,948,461
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............      (6,916,996)   (13,737,678)
 Service Class..............          (1,786)            --
                                ------------   ------------
                                  (6,918,782)   (13,737,678)
                                ------------   ------------
Increase in net assets
 derived from capital share
 transactions...............      87,816,514     16,210,783
                                ------------   ------------
NET INCREASE IN NET ASSETS...     96,995,519     25,391,664
NET ASSETS:
Beginning of period..........    109,128,893     83,737,229
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 $1,105,041 and $1,488,354,
 respectively)..............    $206,124,412   $109,128,893
                                ============   ============




                             See accompanying notes


                              LVIP MFS Value Fund-6

LVIP MFS VALUE FUND
FINANCIAL HIGHLIGHTS(1)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                               LVIP MFS VALUE FUND STANDARD CLASS
                                           SIX MONTHS
                                             ENDED
                                            6/30/072                                         YEAR ENDED
                                          (UNAUDITED)       12/31/06(5)       12/31/05        12/31/04        12/31/03
                                          -----------       ----------------------------------------------------------


Net asset value, beginning of period...     $ 24.786          $ 22.837         $21.417         $19.332         $15.223

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)...............        0.200             0.361           0.280           0.270           0.180
Net realized and unrealized gain (loss)
 on investments and foreign
 currencies...........................         1.802             3.794           1.406           2.000           4.068
                                            --------          --------         -------         -------         -------
Total from investment operations.......        2.002             4.155           1.686           2.270           4.248
                                            --------          --------         -------         -------         -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................           --            (0.286)         (0.266)         (0.185)         (0.139)
Net realized gain on investments.......           --            (1.920)             --              --              --
                                            --------          --------         -------         -------         -------
Total dividends and distributions......           --            (2.206)         (0.266)         (0.185)         (0.139)
                                            --------          --------         -------         -------         -------

Net asset value, end of period.........     $ 26.788          $ 24.786         $22.837         $21.417         $19.332
                                            ========          ========         =======         =======         =======

Total return(4)........................        8.08%            19.66%           7.98%          11.85%          28.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).............................      $205,254          $109,129         $83,737         $83,802         $82,914
Ratio of expenses to average net
  assets...............................        0.79%             0.78%           0.82%           0.82%           0.83%
Ratio of expenses to average net assets
  prior to fees waived.................        0.79%             0.82%           0.82%           0.82%           0.83%
Ratio of net investment income to
  average net assets...................        1.61%             1.58%           1.20%           1.30%           1.08%
Ratio of net investment income to
 average net assets prior to fees
 waived...............................         1.61%             1.54%           1.20%           1.29%           1.08%
Portfolio turnover.....................          21%              164%             69%             39%             71%

                                          LVIP MFS
                                            VALUE
                                            FUND
                                          STANDARD
                                            CLASS
                                          12/31/02
                                          --------


Net asset value, beginning of period...   $ 19.517

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)...............      0.140
Net realized and unrealized gain (loss)
 on investments and foreign
 currencies...........................      (4.271)
                                          --------
Total from investment operations.......     (4.131)
                                          --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................     (0.163)
Net realized gain on investments.......         --
                                          --------
Total dividends and distributions......     (0.163)
                                          --------

Net asset value, end of period.........   $ 15.223
                                          ========

Total return(4)........................    (21.36%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).............................    $ 69,268
Ratio of expenses to average net
  assets...............................      0.81%
Ratio of expenses to average net assets
  prior to fees waived.................      0.81%
Ratio of net investment income to
  average net assets...................      0.75%
Ratio of net investment income to
 average net assets prior to fees
 waived...............................       0.75%
Portfolio turnover.....................        41%



----------

(1) Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Value Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2007 and the year ended December 31, 2006.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5) Commencing November 15, 2006, Massachusetts Financial Services Company replaced Credit Suisse Asset Management, LLC as the Fund's sub-advisor.

                             See accompanying notes



                              LVIP MFS Value Fund-7

LVIP MFS VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                                 LVIP MFS
                                                VALUE FUND
                                              SERVICE CLASS
                                                4/30/07(1)
                                                    TO
                                                 6/30/07
                                               (UNAUDITED)
                                              -------------


Net asset value, beginning of period.......      $26.308

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................        0.079
Net realized and unrealized gain on
 investments and foreign currencies.......         0.391
                                                 -------
Total from investment operations...........        0.470
                                                 -------

Net asset value, end of period.............      $26.778
                                                 =======

Total return(3)............................        1.79%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....      $   870
Ratio of expenses to average net assets....        1.03%
Ratio of expenses to average net assets
 prior to fees waived.....................         1.04%
Ratio of net investment income to average
 net assets...............................         1.67%
Ratio of net investment income to average
 net assets prior to fees waived..........         1.66%
Portfolio turnover.........................        21%(4)



----------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                               See accompanying notes


                              LVIP MFS Value Fund-8

LVIP MFS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Service Class shares commenced operations on April 30, 2007.

Effective April 30, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Value Portfolio (the "JPVF Fund"). The shareholders of the JPVF Fund received shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the JPVF Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the JPVF Fund as of the date of the Reorganization. The JPVF Fund's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to April 30, 2007. For financial reporting purposes the JPVF Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

The Fund's investment objective is to seek long-term growth of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN No. 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded

                              LVIP MFS Value Fund-9

LVIP MFS VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,612 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA), formerly Jefferson Pilot Investment Advisory Corporation (JPIA), is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.75% on the first $75 million of the average daily net assets of the Fund, 0.70% on the next $75 million, 0.65% on the next $50 million, and 0.60% on average daily net assets in excess of $200 million.

Effective April 30, 2007, LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 0.80% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Massachusetts Financial Services Company (MFS) (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.40% of the first $250 million of the Fund's average daily net assets; 0.35% of the next $250 million; and 0.325% of the fund's average daily net assets over $500 million.

Effective April 30, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2007, fees for these services amounted to $9,890. Prior to April 30, 2007, JPIA (the advisor of the JPVF Fund) paid the accounting fees.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $1,140 and $1,178, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $117,677
Accounting and Administration Fees
  Payable to DSC.........................      9,890
Administration Fees Payable to Lincoln
  Life...................................      1,140
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc............         25


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $100,131,150 and sales of $14,653,337 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $227,850,481. At June 30, 2007, net unrealized appreciation was $13,120,046 of which $13,961,734 related to unrealized appreciation of investments and $841,688 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gain (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary

                             LVIP MFS Value Fund-10

LVIP MFS VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)


income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                        YEAR
                                        ENDED
                                      12/31/06
                                     ----------


Ordinary income...................   $1,014,918
Long-term capital gain............    6,818,197
                                     ----------
Total.............................   $7,833,115
                                     ==========



In addition, the Fund declared an ordinary income consent dividend of $9,056,449 and long-term capital gain consent dividend of $13,515,187 for the year ended December 31, 2006. Such amounts have been deemed paid and contributed to the Fund as additional paid-in capital.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $189,891,591
Undistributed ordinary income........      2,849,386
Undistributed long-term capital
  gain...............................        263,183
Unrealized appreciation of
  investments and foreign
  currencies.........................     13,120,252
                                        ------------
Net assets...........................   $206,124,412
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales. For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED      PAID-IN
    INCOME         GAIN (LOSS)      CAPITAL
--------------    ------------    -----------


 $(1,482,054)     $(21,089,582)   $22,571,636


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                 SIX MONTHS            YEAR
                                    ENDED             ENDED
                                   6/30/07           12/31/06
                                 ----------         ---------


Shares sold:
  Standard Class..............    3,526,915           979,628
  Service Class...............       32,581                --
Shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class..............           --           364,009
                                  ---------         ---------
                                  3,559,496         1,343,637
                                  ---------         ---------
Shares repurchased:
  Standard Class..............     (267,531)         (607,525)
  Service Class...............          (66)               --
                                  ---------         ---------
                                   (267,597)         (607,525)
                                  ---------         ---------
Net increase..................    3,291,899           736,112
                                  =========         =========






                             LVIP MFS Value Fund-11

LVIP MFS VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



7. SECURITIES LENDING
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., repurchase agreements collateralized by such securities or money market funds and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $34,324,093, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Security Lending Collateral".

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                             LVIP MFS Value Fund-12

LVIP MFS VALUE FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP MFS Value Fund (formerly the Value Portfolio, a series of Jefferson Pilot Variable Fund, Inc.) shareholders voted on the following proposals at the special meeting of shareholders on March 15, 2007. The resulting votes are presented below:


                                                        OUTSTANDING       TOTAL       PERCENT     PERCENT     PERCENT
                                                           SHARES         VOTED         FOR       AGAINST     ABSTAIN
                                                        -----------     ---------     -------     -------     -------


1. The approval of the reorganization of the Jefferson Pilot Variable Fund, Inc. Value
   Portfolio into the LVIP MFS Value Fund, a series of Lincoln Variable Insurance Products Trust.

    LVIP MFS Value Fund............................      4,392,186      4,392,186      91.96%       2.87%       5.17%

2. The approval of a new investment management agreement between the Lincoln Variable Insurance
   Products Trust and Lincoln Investment Advisory
   Corporation (formerly Jefferson Pilot Investment
   Advisory Corporation), a registered investment adviser and wholly-owned subsidiary of Lincoln
   National Corporation.

    LVIP MFS Value Fund............................      4,392,186      4,392,186      91.38%       3.64%       4.98%



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                             LVIP MFS Value Fund-13

                                                                     GROWTH FUND

                                  (TURNER LOGO)

                            LVIP Mid-Cap Growth Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                        LVIP MID-CAP GROWTH FUND


(FORMERLY MID-CAP GROWTH PORTFOLIO,

                                A SERIES OF JEFFERSON PILOT VARIABLE FUND, INC.)

LVIP MID-CAP GROWTH FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    6

STATEMENTS OF CHANGES IN NET ASSETS                                        6

FINANCIAL HIGHLIGHTS                                                       7

NOTES TO FINANCIAL STATEMENTS                                              9

OTHER FUND INFORMATION                                                    13


LVIP MID-CAP GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,145.40       1.02%         $5.43
Service Class
  Shares**              1,000.00     1,061.80       1.27%          2.22
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,019.74       1.02%         $5.11
Service Class
  Shares**              1,000.00     1,018.50       1.27%          6.36
--------------------------------------------------------------------------



 * "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The Service Class shares commenced operations on April 30, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 62 days. The hypothetical example assumes the entire half year period.


                           LVIP Mid-Cap Growth Fund-1

LVIP MID-CAP GROWTH FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   97.79%
-------------------------------------------------------
Aerospace & Defense                             1.77%
Air Freight & Logistics                         1.33%
Auto Components                                 1.36%
Beverages                                       0.76%
Biotechnology                                   0.80%
Capital Markets                                 6.29%
Chemicals                                       0.80%
Commercial Banks                                0.10%
Commercial Services & Supplies                  1.50%
Communications Equipment                        4.85%
Construction & Engineering                      0.65%
Containers & Packaging                          1.73%
Diversified Financial Services                  2.52%
Diversified Telecommunications
  Services                                      0.62%
Electrical Equipment                            4.92%
Energy Equipment & Services                     3.24%
Food Products                                   1.07%
Health Care Equipment & Supplies                4.11%
Health Care Providers & Services                4.05%
Hotels, Restaurants & Leisure                   5.63%
Household Durables                              0.67%
Internet & Catalog Retail                       1.48%
Internet Software & Services                    4.75%
IT Services                                     2.47%
Life Sciences Tools & Services                  0.66%
Machinery                                       1.63%
Media                                           1.14%
Metals & Mining                                 1.22%
Oil, Gas & Consumable Fuels                     5.55%
Personal Products                               1.52%
Pharmaceuticals                                 2.05%
Real Estate Investment Trusts                   0.53%
Real Estate Management & Development            0.98%
Semiconductors & Semiconductor
  Equipment                                     9.67%
Software                                        1.03%
Specialty Retail                                4.11%
Textiles, Apparel & Luxury Goods                3.76%
Wireless Telecommunication Services             6.47%
-------------------------------------------------------
SECURITIES LENDING COLLATERAL                  25.37%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     123.16%
-------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL                          (25.37%)
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   2.21%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------






Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

NII Holdings                                   2.63%
F5 Networks                                    2.02%
T. Rowe Price Group                            1.96%
VeriSign                                       1.81%
Precision Castparts                            1.77%
Owens-Illinois                                 1.73%
KLA-Tencor                                     1.68%
Fiserv                                         1.50%
IntercontinentalExchange                       1.49%
Range Resources                                1.46%
-------------------------------------------------------
TOTAL                                         18.05%
-------------------------------------------------------






                           LVIP Mid-Cap Growth Fund-2

LVIP MID-CAP GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                                                NUMBER OF                 VALUE
                                                                 SHARES                 (U.S. $)


     COMMON STOCK-97.79%
     AEROSPACE & DEFENSE-1.77%
     Precision Castparts...............................             2,610              $  $316,750
                                                                                       -----------
                                                                                           316,750
                                                                                       -----------
     AIR FREIGHT & LOGISTICS-1.33%
     Robinson (C.H.) Worldwide.........................             4,540                  238,441
                                                                                       -----------
                                                                                           238,441
                                                                                       -----------
     AUTO COMPONENTS-1.36%
  +  Goodyear Tire & Rubber............................             7,010                  243,668
                                                                                       -----------
                                                                                           243,668
                                                                                       -----------
     BEVERAGES-0.76%
  +  Hansen Natural....................................             3,170                  136,247
                                                                                       -----------
                                                                                           136,247
                                                                                       -----------
     BIOTECHNOLOGY-0.80%
 *+  Alexion Pharmaceuticals...........................             3,190                  143,741
                                                                                       -----------
                                                                                           143,741
                                                                                       -----------
     CAPITAL MARKETS-6.29%
 *+  Affiliated Managers Group.........................             1,900                  244,644
  *  Greenhill & Co. ..................................             1,710                  117,494
  *  Lazard Class A....................................             1,680                   75,650
     Northern Trust....................................             3,220                  206,853
     T. Rowe Price Group...............................             6,770                  351,295
  +  TD Ameritrade Holding.............................             6,580                  131,600
                                                                                       -----------
                                                                                         1,127,536
                                                                                       -----------
     CHEMICALS-0.80%
     Celanese Class A..................................             3,720                  144,262
                                                                                       -----------
                                                                                           144,262
                                                                                       -----------
     COMMERCIAL BANKS-0.10%
     Synovus Financial.................................               590                   18,113
                                                                                       -----------
                                                                                            18,113
                                                                                       -----------
     COMMERCIAL SERVICES & SUPPLIES-1.50%
 *+  Corrections Corp. of America......................             2,190                  138,211
 *+  Monster Worldwide.................................             3,180                  130,698
                                                                                       -----------
                                                                                           268,909
                                                                                       -----------
     COMMUNICATIONS EQUIPMENT-4.85%
  +  BigBand Networks..................................             2,700                   35,397
 *+  F5 Networks.......................................             4,500                  362,700
  +  Juniper Networks..................................             5,980                  150,517
  +  Polycom...........................................             3,610                  121,296
 *+  Riverbed Technology...............................             2,250                   98,595
  +  Sonus Networks....................................            11,900                  101,388
                                                                                       -----------
                                                                                           869,893
                                                                                       -----------
     CONSTRUCTION & ENGINEERING-0.65%
  +  Quanta Services...................................             2,420                   74,221
  +  Shaw Group........................................               910                   42,124
                                                                                       -----------
                                                                                           116,345
                                                                                       -----------
     CONTAINERS & PACKAGING-1.73%
  +  Owens-Illinois....................................             8,870                  310,450
                                                                                       -----------
                                                                                           310,450
                                                                                       -----------
     DIVERSIFIED FINANCIAL SERVICES-2.52%
  +  IntercontinentalExchange..........................             1,810                  267,608
     Nymex Holdings....................................             1,460                  183,420
                                                                                       -----------
                                                                                           451,028
                                                                                       -----------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-0.62%
  +  Cogent Communications Group.......................             3,730                  111,415
                                                                                       -----------
                                                                                           111,415
                                                                                       -----------
     ELECTRICAL EQUIPMENT-4.92%
     AMETEK............................................             4,245                  168,442
  *  Baldor Electric...................................             3,250                  160,160
 *+  First Solar.......................................             2,020                  180,366
  +  General Cable.....................................             1,930                  146,198
     Roper Industries..................................             3,980                  227,257
                                                                                       -----------
                                                                                           882,423
                                                                                       -----------
     ENERGY EQUIPMENT & SERVICES-3.24%
  +  Cameron International.............................             3,270                  233,707
     Diamond Offshore Drilling.........................               850                   86,326
  +  National Oilwell Varco............................             2,510                  261,642
                                                                                       -----------
                                                                                           581,675
                                                                                       -----------
     FOOD PRODUCTS-1.07%
     Wrigley, (Wm) Jr. ................................             3,460                  191,373
                                                                                       -----------
                                                                                           191,373
                                                                                       -----------
     HEALTH CARE EQUIPMENT & SUPPLIES-4.11%
     Bard (C.R.).......................................             1,110                   91,719
     DENTSPLY International............................             2,500                   95,650
 *+  Hologic...........................................             1,620                   89,602
  +  Intuitive Surgical................................               730                  101,302
  +  Kyphon............................................             2,580                  124,227
  +  St. Jude Medical..................................             5,660                  234,834
                                                                                       -----------
                                                                                           737,334
                                                                                       -----------
     HEALTH CARE PROVIDERS & SERVICES-4.05%
  +  Express Scripts...................................             2,760                  138,028
  +  Health Net........................................             1,490                   78,672
  *  Manor Care........................................             2,330                  152,125
  +  Psychiatric Solutions.............................             2,500                   90,650
  +  Schein (Henry)....................................             2,420                  129,301
     Universal Health Services Class B.................             2,240                  137,760
                                                                                       -----------
                                                                                           726,536
                                                                                       -----------
     HOTELS, RESTAURANTS & LEISURE-5.63%
     Hilton Hotels.....................................             7,040                  235,629
     International Game Technology.....................             6,310                  250,508
     Starwood Hotels & Resorts Worldwide...............             2,130                  142,859
  +  WMS Industries....................................             6,405                  184,848
  +  Wynn Resorts......................................             2,170                  194,627
                                                                                       -----------
                                                                                         1,008,471
                                                                                       -----------
     HOUSEHOLD DURABLES-0.67%
  +  Jarden............................................             2,790                  119,998
                                                                                       -----------
                                                                                           119,998
                                                                                       -----------


                           LVIP Mid-Cap Growth Fund-3

LVIP MID-CAP GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                NUMBER OF                 VALUE
                                                                 SHARES                 (U.S. $)

     COMMON STOCK (CONTINUED)
     INTERNET & CATALOG RETAIL-1.48%
  +  Expedia...........................................             4,350              $   127,412
 *+  VistaPrint........................................             3,600                  137,700
                                                                                       -----------
                                                                                           265,112
                                                                                       -----------
     INTERNET SOFTWARE & SERVICES-4.75%
  +  Akamai Technologies...............................             5,350                  260,224
  +  SAVVIS............................................             2,720                  134,667
  +  Sina..............................................             3,160                  132,278
 *+  VeriSign..........................................            10,220                  324,280
                                                                                       -----------
                                                                                           851,449
                                                                                       -----------
     IT SERVICES-2.47%
 *+  Fiserv............................................             4,750                  269,800
  +  VeriFone Holdings.................................             4,910                  173,078
                                                                                       -----------
                                                                                           442,878
                                                                                       -----------
     LIFE SCIENCES TOOLS & SERVICES-0.66%
  +  Thermo Fisher Scientific..........................             2,280                  117,922
                                                                                       -----------
                                                                                           117,922
                                                                                       -----------
     MACHINERY-1.63%
     Harsco............................................             3,850                  200,200
  *  Oshkosh Truck.....................................             1,470                   92,492
                                                                                       -----------
                                                                                           292,692
                                                                                       -----------
     MEDIA-1.14%
 *+  Focus Media Holding ADR...........................             4,050                  204,525
                                                                                       -----------
                                                                                           204,525
                                                                                       -----------
     METALS & MINING-1.22%
     Allegheny Technologies............................             1,370                  143,686
  +  Sterlite Industries (India) ADR...................             5,130                   75,257
                                                                                       -----------
                                                                                           218,943
                                                                                       -----------
     OIL, GAS & CONSUMABLE FUELS-5.55%
  *  Arch Coal.........................................             2,820                   98,136
     Frontier Oil......................................             2,550                  111,614
 *+  Quicksilver Resources.............................             3,220                  143,548
     Range Resources...................................             7,020                  262,617
 *+  Southwestern Energy...............................             3,120                  138,840
     Williams Companies................................             7,600                  240,312
                                                                                       -----------
                                                                                           995,067
                                                                                       -----------
     PERSONAL PRODUCTS-1.52%
     Avon Products.....................................             5,360                  196,980
 *+  Bare Escentuals...................................             2,190                   74,789
                                                                                       -----------
                                                                                           271,769
                                                                                       -----------
     PHARMACEUTICALS-2.05%
     Allergan..........................................             2,140                  123,350
     Shire ADR.........................................             3,290                  243,887
                                                                                       -----------
                                                                                           367,237
                                                                                       -----------
     REAL ESTATE INVESTMENT TRUSTS-0.53%
  *  Digital Realty Trust..............................             2,540                   95,707
                                                                                       -----------
                                                                                            95,707
                                                                                       -----------
     REAL ESTATE MANAGEMENT & DEVELOPMENT-0.98%
  +  CB Richard Ellis Group Class A....................             4,790                  174,835
                                                                                       -----------
                                                                                           174,835
                                                                                       -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-9.67%
     Altera............................................             9,500                  210,235
  +  Atheros Communications............................             5,390                  166,228
  *  Intersil Class A..................................             7,140                  224,624
     KLA-Tencor........................................             5,470                  300,576
  *  Maxim Integrated Products.........................             6,970                  232,868
 *+  NVIDIA............................................             6,310                  260,666
 *+  ON Semiconductor..................................            11,050                  118,456
  +  Varian Semiconductor Equipment Associates.........             5,507                  220,610
                                                                                       -----------
                                                                                         1,734,263
                                                                                       -----------
     SOFTWARE-1.03%
  +  salesforce.com....................................             4,290                  183,869
                                                                                       -----------
                                                                                           183,869
                                                                                       -----------
     SPECIALTY RETAIL-4.11%
  +  GameStop Class A..................................             6,340                  247,893
     Guess.............................................             5,150                  247,406
 *+  O'Reilly Automotive...............................             3,690                  134,870
 *+  Urban Outfitters..................................             4,450                  106,934
                                                                                       -----------
                                                                                           737,103
                                                                                       -----------
     TEXTILES, APPAREL & LUXURY GOODS-3.76%
  +  Coach.............................................             5,460                  258,749
     Polo Ralph Lauren.................................             2,470                  242,332
 *+  Under Armour Class A..............................             3,770                  172,101
                                                                                       -----------
                                                                                           673,182
                                                                                       -----------
     WIRELESS TELECOMMUNICATION SERVICES-6.47%
 *+  American Tower Class A............................             5,500                  231,000
 *+  Crown Castle International........................             3,710                  134,562
  +  Leap Wireless International.......................             2,740                  231,529
  +  MetroPCS Communications...........................             2,790                   92,182
 *+  NII Holdings......................................             5,840                  471,521
                                                                                       -----------
                                                                                         1,160,794
                                                                                       -----------
     TOTAL COMMON STOCK (COST $14,996,928).............                                 17,531,955
                                                                                       -----------
     TOTAL VALUE OF SECURITIES BEFORE SECURITIES
      LENDING COLLATERAL-97.79%
      (COST $14,996,928)..............................                                  17,531,955
                                                                                       -----------
     SECURITIES LENDING COLLATERAL**-25.37%
     SHORT-TERM INVESTMENTS-25.37%
     Citibank Investors Principal Preservation Trust
      I...............................................          4,547,962                4,547,962
                                                                                       -----------
     TOTAL SECURITIES LENDING COLLATERAL (COST
      $4,547,962).....................................                                   4,547,962
                                                                                       -----------







                           LVIP Mid-Cap Growth Fund-4

LVIP MID-CAP GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)



TOTAL VALUE OF SECURITIES-123.16% (COST $19,544,890)..........................   $22,079,917
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(25.37%).................    (4,547,962)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.21%.........................       396,961
                                                                                 -----------
NET ASSETS APPLICABLE TO 1,381,618 SHARES OUTSTANDING-100.0%..................   $17,928,916
                                                                                 ===========
NET ASSET VALUE-LVIP MID-CAP GROWTH FUND STANDARD CLASS ($17,323,294 /
  1,334,929 SHARES)...........................................................       $12.977
                                                                                     =======
NET ASSET VALUE-LVIP MID-CAP GROWTH FUND SERVICE CLASS ($605,622 / 46,689
  SHARES).....................................................................       $12.971
                                                                                     =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $10,783,793
Accumulated net realized gain on investments..................................     4,610,096
Net unrealized appreciation of investments....................................     2,535,027
                                                                                 -----------
Total net assets..............................................................   $17,928,916
                                                                                 ===========





----------

+ Non-income producing security for the period ended June 30, 2007.

* Fully or partially on loan.

** See Note 7 in "Notes to Financial Statements."

 Includes $4,392,396 of securities loaned.

ADR-American Depositary Receipts

                             See accompanying notes


                           LVIP Mid-Cap Growth Fund-5

LVIP MID-CAP GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)









INVESTMENT INCOME:
Dividends.............................   $   58,707
Securities lending income.............        9,380
                                         ----------
                                             68,087
                                         ----------
EXPENSES:
Management fees.......................      119,275
Professional fees.....................        9,241
Custodian fees........................        8,045
Accounting and administration
 expenses............................         1,968
Reports and statements to
 shareholders........................         1,904
Trustees' fees........................          475
Distribution expenses-Service Class...           41
Other.................................          727
                                         ----------
                                            141,676
Less expenses waived..................       (5,204)
                                         ----------
Total operating expenses..............      136,472
                                         ----------
NET INVESTMENT LOSS...................      (68,385)
                                         ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain on investment.......    4,704,817
Net change in unrealized
 appreciation/depreciation of
 investments.........................      (848,713)
                                         ----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS.........................     3,856,104
                                         ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................    $3,787,719
                                         ==========




                             See accompanying notes


LVIP MID-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS




                                 SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07        ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   -----------


INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment loss...........  $    (68,385)  $   (43,024)
Net realized gain on
 investments.................      4,704,817     2,922,907
Net change in unrealized
 appreciation/depreciation of
 investments.................       (848,713)   (1,176,603)
                                ------------   -----------
Net increase in net assets
 resulting from operations...      3,787,719     1,703,280
                                ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net realized gain on
 investments:
 Standard Class..............             --    (1,107,858)
                                ------------   -----------
                                          --    (1,107,858)
                                ------------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..............      2,942,955     3,488,608
 Service Class...............        633,182            --
Net asset value of shares
 issued upon reinvestment of
 dividends and distributions:
 Standard Class..............             --     1,107,858
                                ------------   -----------
                                   3,576,137     4,596,466
                                ------------   -----------
Cost of shares repurchased:
 Standard Class..............    (15,478,028)   (6,290,387)
 Service Class...............        (28,943)           --
                                ------------   -----------
                                 (15,506,971)   (6,290,387)
                                ------------   -----------
Decrease in net assets derived
 from capital share
 transactions................    (11,930,834)   (1,693,921)
                                ------------   -----------
NET DECREASE IN NET ASSETS....    (8,143,115)   (1,098,499)
NET ASSETS:
Beginning of period...........    26,072,031    27,170,530
                                ------------   -----------
End of period (there was no
 undistributed net investment
 income at either period
 end)........................   $ 17,928,916   $26,072,031
                                ============   ===========




                             See accompanying notes


                           LVIP Mid-Cap Growth Fund-6

LVIP MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS(1)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                          LVIP MID-CAP GROWTH FUND STANDARD CLASS
                                       SIX MONTHS
                                         ENDED
                                        6/30/072                                   YEAR ENDED
                                      (UNAUDITED)         12/31/06         12/31/05         12/31/04         12/31/03
                                      -----------         -----------------------------------------------------------


Net asset value, beginning of
  period............................    $11.330            $11.025          $ 9.820          $ 8.780          $ 5.870

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss3................     (0.031)            (0.018)          (0.050)          (0.070)          (0.050)
Net realized and unrealized gain
 (loss) on investments.............       1.678              0.778            1.255            1.110            2.960
                                        -------            -------          -------          -------          -------
Total from investment operations....      1.647              0.760            1.205            1.040            2.910
                                        -------            -------          -------          -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments....         --             (0.455)              --               --               --
                                        -------            -------          -------          -------          -------
Total dividends and distributions...         --             (0.455)              --               --               --
                                        -------            -------          -------          -------          -------

Net asset value, end of period......    $12.977            $11.330          $11.025          $ 9.820          $ 8.780
                                        =======            =======          =======          =======          =======
Total return(4).....................     14.54%              6.72%           12.27%           11.84%           49.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
  omitted)..........................    $17,323            $26,072          $27,171          $24,086          $24,844
Ratio of expenses to average net
  assets............................      1.02%              1.07%            1.08%            1.09%            1.14%
Ratio of expenses to average net
 assets prior to fees waived.......       1.06%              1.07%            1.08%            1.09%            1.14%
Ratio of net investment loss to
  average net assets................     (0.51%)            (0.16%)          (0.56%)          (0.77%)          (0.89%)
Ratio of net investment loss to
 average net assets prior to fees
 waived............................      (0.55%)            (0.16%)          (0.56%)          (0.77%)          (0.89%)
Portfolio turnover..................       135%               156%             158%             175%             167%

                                        LVIP
                                       MID-CAP
                                       GROWTH
                                        FUND
                                      STANDARD
                                        CLASS
                                        YEAR
                                        ENDED
                                      12/31/02
                                      --------


Net asset value, beginning of
  period............................   $ 8.583

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss3................        --
Net realized and unrealized gain
 (loss) on investments.............     (2.713)
                                       -------
Total from investment operations....    (2.713)
                                       -------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments....        --
                                       -------
Total dividends and distributions...        --
                                       -------

Net asset value, end of period......   $ 5.870
                                       =======
Total return(4).....................    31.62%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
  omitted)..........................   $12,424
Ratio of expenses to average net
  assets............................     1.16%
Ratio of expenses to average net
 assets prior to fees waived.......      1.16%
Ratio of net investment loss to
  average net assets................    (0.94%)
Ratio of net investment loss to
 average net assets prior to fees
 waived............................     (0.94%)
Portfolio turnover..................      236%



----------
(1) Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Growth Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2007 and the year ended December 31, 2006.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                           LVIP Mid-Cap Growth Fund-7

LVIP MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                              LVIP MID-CAP
                                              GROWTH FUND
                                             SERVICE CLASS
                                               4/30/07(1)
                                                   TO
                                                6/30/07
                                              (UNAUDITED)
                                             -------------


Net asset value, beginning of period.......     $12.216

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss2.......................      (0.015)
Net realized and unrealized gain on
  investments..............................       0.770
                                                -------
Total from investment operations...........       0.755
                                                -------
Net asset value, end of period.............     $12.971
                                                =======
Total return(3)............................       6.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....     $   606
Ratio of expenses to average net assets....       1.27%
Ratio of expenses to average net assets
  prior to fees waived.....................       1.39%
Ratio of net investment loss to average net
  assets...................................      (0.70%)
Ratio of net investment loss to average net
  assets prior to fees waived..............      (0.82%)
Portfolio turnover.........................      135%(4)



----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                             See accompanying notes


                           LVIP Mid-Cap Growth Fund-8

LVIP MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Mid-Cap Growth Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Service Class shares commenced operations on April 30, 2007.

Effective April 30, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Growth Portfolio (the "JPVF Fund"). The shareholders of the JPVF Fund received shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the JPVF Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the JPVF Fund as of the date of the Reorganization. The JPVF Fund's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to April 30, 2007. For financial reporting purposes the JPVF Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

The Fund's investment objective is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN No. 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $990 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.


                           LVIP Mid-Cap Growth Fund-9

LVIP MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA), formerly Jefferson Pilot Investment Advisory Corporation (JPIA), is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.90% on the first $25 million of the average daily net assets of the Fund, 0.85% on the next $50 million, 0.80% on the next $75 million, 0.70% on the next $100 million, and 0.65% on average daily net assets in excess of $250 million.

Effective April 30, 2007, LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 1.02% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund. The advisor has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is: 0.10% on the first $25 million and 0.05% on the next $50 million. The waiver will renew automatically for one year terms unless the advisor provides written notice of termination to the Fund.

Turner Investment Partners, Inc (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.50% of the first $150 million of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets over $150 million.

Effective April 30, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2007, fees for these services amounted to $1,640. Prior to April 30, 2007, JPIA (the advisor of the JPVF Fund) paid the accounting fees.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $181 and $147, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA............   $12,616
Accounting and Administration Fees Payable
  to DSC..................................     1,640
Administration Fees Payable to Lincoln
  Life....................................       181
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc.............        39


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $17,518,734 and sales of $29,770,505 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $19,553,517. At June 30, 2007, net unrealized appreciation was $2,526,400 of which $2,663,375 related to unrealized appreciation of investments and $136,975 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                        YEAR
                                        ENDED
                                      12/31/06
                                     ----------


Long-term capital gain............   $1,107,858


In addition, the Fund declared an ordinary income consent dividend of $544,894 and a long-term capital gain consent dividend of $2,343,721 for the year ended December 31, 2006. Such amounts have been deemed paid and contributed to the Fund as additional paid-in capital.


                           LVIP Mid-Cap Growth Fund-10

LVIP MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest.........   $10,783,793
Undistributed ordinary income.........     1,830,089
Undistributed long-term capital gain..     2,788,634
Unrealized appreciation of
  investments.........................     2,526,400
                                         -----------
Net assets............................   $17,928,916
                                         ===========



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


  ACCUMULATED      ACCUMULATED
NET INVESTMENT    NET REALIZED      PAID-IN
     LOSS          GAIN (LOSS)      CAPITAL
--------------    ------------    ----------


    $68,385       $(2,957,000)    $2,888,615


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                 SIX MONTHS           YEAR
                                    ENDED             ENDED
                                   6/30/07          12/31/06
                                 ----------         --------


Shares sold:
  Standard Class..............      248,053          298,947
  Service Class...............       48,900               --
Shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class..............           --           93,565
                                 ----------         --------
                                    296,953          392,512
                                 ----------         --------
Shares repurchased:
  Standard Class..............   (1,214,275)        (555,757)
  Service Class...............       (2,211)              --
                                 ----------         --------
                                 (1,216,486)        (555,757)
                                 ----------         --------
Net decrease..................     (919,533)        (163,245)
                                 ==========         ========





7. SECURITIES LENDING
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., repurchase agreements collateralized by such securities or money market funds and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $4,392,396, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Security Lending Collateral".


                           LVIP Mid-Cap Growth Fund-11

LVIP MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


8. MARKET RISK
The Fund invests a significant portion of their assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                           LVIP Mid-Cap Growth Fund-12

LVIP MID-CAP GROWTH FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Mid-Cap Growth Fund (formerly the Mid-Cap Growth Portfolio, a series of Jefferson Pilot Variable Fund, Inc.) shareholders voted on the following proposals at the special meeting of shareholders on March 15, 2007. The resulting votes are presented below:


                                                       OUTSTANDING       TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES         VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ---------     -------     --------     --------


1. The approval of the reorganization of the Jefferson Pilot Variable Fund, Inc. Mid-Cap
   Growth Portfolio into the LVIP Mid-Cap Growth
   Fund, a series of Lincoln Variable Insurance
   Products Trust.

    LVIP Mid-Cap Growth Fund......................      2,298,477      1,298,477      53.02%       1.50%        1.98%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation.

    LVIP Mid-Cap Growth Fund......................      2,298,477      1,298,477      52.99%       1.54%        1.97%



----------

* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                           LVIP Mid-Cap Growth Fund-13

                                                              MID-CAP VALUE FUND

                                (WELLINGTON LOGO)

                            LVIP Mid-Cap Value Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                         LVIP MID-CAP VALUE FUND


(FORMERLY MID-CAP VALUE PORTFOLIO,

                                A SERIES OF JEFFERSON PILOT VARIABLE FUND, INC.)

LVIP MID-CAP VALUE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        6

STATEMENT OF OPERATIONS                                                    7

STATEMENTS OF CHANGES IN NET ASSETS                                        7

FINANCIAL HIGHLIGHTS                                                       8

NOTES TO FINANCIAL STATEMENTS                                             10

OTHER FUND INFORMATION                                                    15


LVIP MID-CAP VALUE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,159.10       1.03%         $5.51
Service Class
  Shares**              1,000.00     1,042.50       1.26%          2.19
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,019.69       1.03%         $5.16
Service Class
  Shares**              1,000.00     1,018.40       1.26%          6.31
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The Service Class shares commenced operations on April 30, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 62 days. The hypothetical example assumes the entire half year period.


                            LVIP Mid-Cap Value Fund-1

LVIP MID-CAP VALUE FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   98.22%
-------------------------------------------------------
Aerospace & Defense                             4.12%
Airlines                                        1.42%
Auto Components                                 1.19%
Biotechnology                                   1.24%
Building Products                               1.35%
Capital Markets                                 2.39%
Chemicals                                       5.60%
Commercial Banks                                2.78%
Commercial Services & Supplies                  3.80%
Communications Equipment                        1.02%
Computers & Peripherals                         1.65%
Construction & Engineering                      2.01%
Containers & Packaging                          1.39%
Diversified Financial Services                  2.01%
Diversified Telecommunications
  Services                                      2.43%
Electric Utilities                              3.31%
Electronic Equipment & Instruments              4.10%
Energy Equipment & Services                     0.75%
Food Products                                   4.83%
Gas Utilities                                   0.81%
Health Care Equipment & Supplies                1.25%
Health Care Technology                          1.27%
Hotels, Restaurants & Leisure                   0.86%
Household Durables                              1.71%
Industrial Conglomerates                        1.77%
Insurance                                       6.17%
IT Services                                     3.53%
Machinery                                       5.55%
Marine                                          1.20%
Media                                           6.76%
Metals & Mining                                 0.56%
Multi-Utilities & Unregulated Power             1.18%
Oil, Gas & Consumable Fuels                     3.93%
Pharmaceuticals                                 4.76%
Real Estate Investment Trusts                   0.66%
Road & Rail                                     0.97%
Semiconductors & Semiconductor
  Equipment                                     3.41%
Software                                        0.76%
Specialty Retail                                1.74%
Thrift & Mortgage Finance                       0.79%
Trading Company & Distributors                  1.19%
-------------------------------------------------------
SECURITIES LENDING COLLATERAL                  30.27%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     128.49%
-------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL                          (30.27%)
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   1.78%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------





Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

Donnelley (R.H.)                                2.90%
Goodrich                                        2.74%
Arrow Electronics                               2.16%
Cinram International Income Fund                2.15%
PPL                                             2.12%
Bunge                                           2.09%
Varian Semiconductor Equipment
  Associates                                    2.06%
Barr Pharmaceuticals                            1.86%
Ambac Financial Group                           1.81%
Cytec Industries                                1.71%
-------------------------------------------------------
TOTAL                                          21.60%
-------------------------------------------------------





                            LVIP Mid-Cap Value Fund-2

LVIP MID-CAP VALUE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                     NUMBER OF        VALUE
                                      SHARES         (U.S.$)


      COMMON STOCK-98.22%
      AEROSPACE & DEFENSE-4.12%
  *+  Alliant Techsystems........       14,800    $ $1,467,420
       Goodrich.................        48,700       2,900,572
                                                  ------------
                                                     4,367,992

                                                  ------------
      AIRLINES-1.42%
   +  Northwest Airlines.........       25,700         570,540
  *+  UAL........................       23,100         937,629
                                                  ------------
                                                     1,508,169

                                                  ------------
      AUTO COMPONENTS-1.19%
      Borg Warner................       14,600       1,256,184
                                                  ------------
                                                     1,256,184

                                                  ------------
      BIOTECHNOLOGY-1.24%
  *+  Theravance.................       41,200       1,318,400
                                                  ------------
                                                     1,318,400

                                                  ------------
      BUILDING PRODUCTS-1.35%
      American Standard..........       24,200       1,427,316
                                                  ------------
                                                     1,427,316

                                                  ------------
      CAPITAL MARKETS-2.39%
  *+  Affiliated Managers Group..        9,800       1,261,848
  *+  E Trade Financial..........       57,300       1,265,757
                                                  ------------
                                                     2,527,605

                                                  ------------
      CHEMICALS-5.60%
      Celanese Series A..........       41,500       1,609,370
      Chemtura...................      107,900       1,198,769
   *  Cytec Industries...........       28,400       1,811,068
      FMC........................       14,700       1,314,033
                                                  ------------
                                                     5,933,240

                                                  ------------
      COMMERCIAL BANKS-2.78%
   *  City National..............        4,400         334,796
   *  Commerce Bancorp...........       30,500       1,128,195
   *  Huntington Bancshares......       44,400       1,009,656
      UnionBanCal................        7,900         471,630
                                                  ------------
                                                     2,944,277

                                                  ------------
      COMMERCIAL SERVICES & SUPPLIES-3.80%
   +  Copart.....................       38,600       1,180,774
      Donnelley (R.R.) & Sons....       32,500       1,414,075
  *+  United Stationers..........       21,500       1,432,760
                                                  ------------
                                                     4,027,609

                                                  ------------
      COMMUNICATIONS EQUIPMENT-1.02%
  *+  JDS Uniphase...............       80,400       1,079,772
                                                  ------------
                                                     1,079,772

                                                  ------------
      COMPUTERS & PERIPHERALS-1.65%
   +  NCR........................       13,600         714,544
  *+  QLogic.....................       62,400       1,038,960
                                                  ------------
                                                     1,753,504

                                                  ------------
      CONSTRUCTION & ENGINEERING-2.01%
  *+  Shaw Group.................       19,500         902,655
  *+  URS........................       25,300       1,228,315
                                                  ------------
                                                     2,130,970

                                                  ------------
      CONTAINERS & PACKAGING-1.39%
   +  Owens-Illinois.............       42,100       1,473,500
                                                  ------------
                                                     1,473,500

                                                  ------------
      DIVERSIFIED FINANCIAL SERVICES-2.01%
      CIT Group..................       12,400         679,892
   +  Genesis Lease ADR..........       53,100       1,454,940
                                                  ------------
                                                     2,134,832

                                                  ------------
      DIVERSIFIED TELECOMMUNICATIONS SERVICES-2.43%
      Embarq.....................       18,400       1,166,008
      Virgin Media...............       58,000       1,413,460
                                                  ------------
                                                     2,579,468

                                                  ------------
      ELECTRIC UTILITIES 3.31%
      Northeast Utilities........       44,300       1,256,348
      PPL........................       48,100       2,250,599
                                                  ------------
                                                     3,506,947

                                                  ------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS-4.10%
   +  Arrow Electronics..........       59,500       2,286,585
  *+  Flextronics International..      121,500       1,312,200
   *  Tektronix..................       22,200         749,028
                                                  ------------
                                                     4,347,813

                                                  ------------
      ENERGY EQUIPMENT & SERVICES-0.75%
      SBM Offshore...............       10,194         390,471
 #=+  Solar Cay 144A.............       26,800         401,732
                                                  ------------
                                                       792,203

                                                  ------------
      FOOD PRODUCTS-4.83%
   *  Bunge......................       26,200       2,213,900
   +  PAN Fish...................    1,345,000       1,464,287
  *+  Smithfield Foods...........       17,400         535,746
   *  Tyson Foods Class A........       39,200         903,168
                                                  ------------
                                                     5,117,101

                                                  ------------
      GAS UTILITIES-0.81%
      UGI........................       31,400         856,592
                                                  ------------
                                                       856,592

                                                  ------------
      HEALTH CARE EQUIPMENT & SUPPLIES-1.25%
   *  Cooper.....................       24,800       1,322,336
                                                  ------------
                                                     1,322,336

                                                  ------------
      HEALTH CARE TECHNOLOGY-1.27%
      IMS Health.................       41,800       1,343,034
                                                  ------------
                                                     1,343,034

                                                  ------------
      HOTELS, RESTAURANTS & LEISURE-0.86%
   *  Ruby Tuesday...............       34,700         913,651
                                                  ------------
                                                       913,651

                                                  ------------


                            LVIP Mid-Cap Value Fund-3

LVIP MID-CAP VALUE FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF        VALUE
                                      SHARES         (U.S.$)

      COMMON STOCK (CONTINUED)
      HOUSEHOLD DURABLES-1.71%
      Black & Decker.............        7,400    $    653,494
   *  MDC Holdings...............       12,300         594,828
      Newell Rubbermaid..........       19,200         565,056
                                                  ------------
                                                     1,813,378

                                                  ------------
      INDUSTRIAL CONGLOMERATES-1.77%
   *  Carlisle Companies.........       25,400       1,181,354
      Walter Industries..........       24,100         697,936
                                                  ------------
                                                     1,879,290

                                                  ------------
      INSURANCE-6.17%
      Ambac Financial Group......       22,000       1,918,180
      Everest Re Group...........       12,300       1,336,272
      Platinum Underwriters
       Holdings.................        30,000       1,042,500
      Reinsurance Group of
       America..................        25,300       1,524,072
      Unum Group.................       27,400         715,414
                                                  ------------
                                                     6,536,438

                                                  ------------
      IT SERVICES-3.53%
  *+  BearingPoint...............      117,600         859,656
   +  CACI International.........       34,600       1,690,210
  *+  CheckFree..................       25,100       1,009,020
  *+  Unisys.....................       20,500         187,370
                                                  ------------
                                                     3,746,256

                                                  ------------
      MACHINERY-5.55%
  *+  AGCO.......................       22,700         985,407
      Kennametal.................       19,900       1,632,397
      Mueller Water Products
       Class B..................         8,220         123,300
   *  Pentair....................       22,400         863,968
      Toro.......................       27,400       1,613,586
   *  Trinity Industries.........       15,350         668,339
                                                  ------------
                                                     5,886,997

                                                  ------------
      MARINE-1.20%
  *+  American Commercial Lines..       48,600       1,266,030
                                                  ------------
                                                     1,266,030

                                                  ------------
      MEDIA-6.76%
  *+  Cablevision Systems Class
       A........................        21,300         770,847
   *  Cinram International Income
       Fund.....................        90,100       2,283,153
  *+  Donnelley (R.H.)...........       40,501       3,069,167
   *  Entercom Communications....       41,900       1,042,891
                                                  ------------
                                                     7,166,058

                                                  ------------
      METALS & MINING-0.56%
   *  Cleveland-Cliffs...........        7,700         598,059
                                                  ------------
                                                       598,059

                                                  ------------
      MULTI-UTILITIES & UNREGULATED POWER-1.18%
      Wisconsin Energy...........       28,200       1,247,286
                                                  ------------
                                                     1,247,286

                                                  ------------
      OIL, GAS & CONSUMABLE FUELS-3.93%
   *  Arch Coal..................       26,600         925,680
   +  Brasil Ecodiesel ADR.......       46,800         301,308
  +#  Brasil Ecodiesel 144A ADR..       41,500         267,185
   +  Newfield Exploration.......       33,900       1,544,145
   *  Noble Energy...............       18,100       1,129,259
                                                  ------------
                                                     4,167,577

                                                  ------------
      PHARMACEUTICALS-4.76%
   +  Barr Pharmaceuticals.......       39,300       1,974,039
   +  Endo Pharmaceuticals
       Holdings.................        51,200       1,752,576
   +  Impax Laboratories.........      110,200       1,322,400
                                                  ------------
                                                     5,049,015

                                                  ------------
      REAL ESTATE INVESTMENT TRUSTS-0.66%
      KKR Financial Holdings.....       28,200         702,462
                                                  ------------
                                                       702,462

                                                  ------------
      ROAD & RAIL 0.97%
  *+  Avis Budget Group..........       36,200       1,029,166
                                                  ------------
                                                     1,029,166

                                                  ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.41%
  *+  Fairchild Semiconductor
       International............        74,100       1,431,612
   +  Varian Semiconductor
       Equipment Associates.....        54,450       2,181,267
                                                  ------------
                                                     3,612,879

                                                  ------------
      SOFTWARE-0.76%
   +  McAfee.....................       23,000         809,600
                                                  ------------
                                                       809,600

                                                  ------------
      SPECIALTY RETAIL-1.74%
   *  Circuit City Stores........       48,800         735,904
   *  Foot Locker................       51,000       1,111,800
                                                  ------------
                                                     1,847,704

                                                  ------------
      THRIFT & MORTGAGE FINANCE-0.79%
      Webster Financial..........       19,500         832,065
                                                  ------------
                                                       832,065

                                                  ------------
      TRADING COMPANY & DISTRIBUTORS-1.19%
      UAP Holding................       41,700       1,256,838
                                                  ------------
                                                     1,256,838
                                                  ------------

      TOTAL COMMON STOCK
       (COST $88,817,013).......                   104,109,613
                                                  ------------
      TOTAL VALUE OF SECURITIES
       BEFORE SECURITIES LENDING
       COLLATERAL-98.22%
       (COST $88,817,013).......                   104,109,613
                                                  ------------

      SECURITIES LENDING COLLATERAL**-30.27%
      SHORT-TERM INVESTMENTS 30.27%
      Citibank Investors
       Principal Preservation
       Trust I..................    32,082,301      32,082,301
                                                  ------------
      TOTAL SECURITIES LENDING
       COLLATERAL
       (COST $32,082,301).......                    32,082,301

                                                  ------------







                            LVIP Mid-Cap Value Fund-4

LVIP MID-CAP VALUE FUND
STATEMENT OF NET ASSETS (CONTINUED)



TOTAL VALUE OF SECURITIES-128.49% (COST $120,899,314).........................   $136,191,914
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(30.27%).................    (32,082,301)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.78%.........................      1,886,323
                                                                                 ------------
NET ASSETS APPLICABLE TO 6,318,231 SHARES OUTSTANDING-100.00%.................   $105,995,936
                                                                                 ============
NET ASSET VALUE-LVIP MID-CAP VALUE FUND STANDARD CLASS ($102,793,089 /
  6,127,242 SHARES)...........................................................        $16.776
                                                                                      =======
NET ASSET VALUE-LVIP MID-CAP VALUE FUND SERVICE CLASS ($3,202,847 / 190,989
  SHARES).....................................................................        $16.770
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $ 87,511,670
Undistributed net investment income...........................................        155,129
Accumulated net realized gain on investments..................................      3,035,691
Net unrealized appreciation of investments and foreign currencies.............     15,293,446
                                                                                 ------------
Total net assets..............................................................   $105,995,936
                                                                                 ============




----------

+  Non-income producing security for the period ended June 30, 2007.

*  Fully or partially on loan.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $668,917, which represented 0.63% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

= Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2007, the aggregate amount of fair valued securities equaled $401, 732, which represented 0.38% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."

** See Note 8 in "Notes to Financial Statements."

 Includes $29,592,367 of securities loaned.

SUMMARY OF ABBREVIATIONS:

ADR-American Depositary Receipts

CAD-Canadian Dollar

NOK-Norwegian Kroner

USD-United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2007:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)


                                                                         UNREALIZED
                                                                        APPRECIATION
CONTRACTS TO DELIVER       IN EXCHANGE FOR       SETTLEMENT DATE       (DEPRECIATION)
--------------------       ---------------       ---------------       --------------


CAD   16,024                 USD (15,120)             7/3/07                $(80)
NOK 187,659                  USD (31,796)             7/3/07                  28
                                                                            ----
                                                                            $(52)
                                                                            ====





The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 7 in "Notes to Financial Statements."

                             See accompanying notes



                            LVIP Mid-Cap Value Fund-5

LVIP MID-CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments at market (including $29,592,367 of securities loaned)............   $104,109,613
Short-term investments held as collateral for loaned securities at market.....     32,082,301
Cash..........................................................................      5,432,714
Receivables for securities sold...............................................        234,901
Subscriptions receivable......................................................        125,919
Dividends receivable..........................................................        112,800
Interest receivable...........................................................         25,247
                                                                                 ------------
Total assets..................................................................    142,123,495
                                                                                 ------------

LIABILITIES:
Obligations to return securities lending collateral...........................     32,082,301
Payables for securities purchased.............................................      3,855,295
Liquidations payable..........................................................         92,636
Due to manager and affiliates.................................................         82,542
Other accrued expenses........................................................         14,733
Foreign currency contracts, at value..........................................             52
                                                                                 ------------
Total liabilities.............................................................     36,127,559
                                                                                 ------------

TOTAL NET ASSETS..............................................................   $105,995,936
                                                                                 ============

INVESTMENTS AT COST...........................................................   $ 88,817,013
                                                                                 ============

COST OF SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES.......   $ 32,082,301
                                                                                 ============




                             See accompanying notes



                            LVIP Mid-Cap Value Fund-6

LVIP MID-CAP VALUE FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)




INVESTMENT INCOME:
Dividends............................   $   542,899
Interest.............................         3,135
Securities lending income............        16,457
Foreign tax withheld.................       (18,426)
                                        -----------
                                            544,065
                                        -----------
EXPENSES:
Management fees......................       350,379
Professional fees....................         9,503
Custodian fees.......................         8,080
Accounting and administration
  expenses...........................         6,140
Reports and statements to
  shareholders.......................         5,681
Trustees' fees.......................         1,203
Distribution expenses-Service Class..           104
Other................................         1,053
                                        -----------
                                            382,143
Less expenses waived.................        (1,410)
                                        -----------
Total operating expenses.............       380,733
                                        -----------
NET INVESTMENT INCOME................       163,332
                                        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments.........................     3,275,341
 Foreign currencies..................          (456)
                                        -----------
Net realized gain....................     3,274,885
Net change in unrealized
  appreciation/depreciation of
  investments and foreign
  currencies.........................     6,739,306
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES..    10,014,191
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS....................   $10,177,523
                                        ===========




                             See accompanying notes


LVIP MID-CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                  SIX MONTHS
                                     ENDED          YEAR
                                    6/30/07        ENDED
                                  (UNAUDITED)     12/31/06
                                 ------------   -----------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income.........   $    163,332   $   282,187
Net realized gain on
  investments and foreign
  currencies..................      3,274,885     6,837,215
Net change in unrealized
  appreciation/depreciation of
  investments and foreign
  currencies..................      6,739,306     1,313,947
                                 ------------   -----------
Net increase in net assets
  resulting from operations...     10,177,523     8,433,349
                                 ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net realized gain on
  investments:
 Standard Class..............              --    (5,365,934)
                                 ------------   -----------
                                           --    (5,365,934)
                                 ------------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..............      34,209,945    17,139,759
 Service Class...............       3,188,800            --

Net asset value of shares
 issued upon reinvestment of
 dividends and distributions:
 Standard Class..............              --     5,365,934
                                 ------------   -----------
                                   37,398,745    22,505,693
                                 ------------   -----------
Cost of shares repurchased:
 Standard Class..............      (3,751,937)   (9,254,793)
 Service Class...............            (680)           --
                                 ------------   -----------
                                   (3,752,617)   (9,254,793)
                                 ------------   -----------
Increase in net assets derived
 from capital share
 transactions.................     33,646,128    13,250,900
                                 ------------   -----------
NET INCREASE IN NET ASSETS....     43,823,651    16,318,315
NET ASSETS:
Beginning of period...........     62,172,285    45,853,970
                                 ------------   -----------
End of period (including
  undistributed net investment
  income of $155,129 and
  $279,492, respectively).....   $105,995,936   $62,172,285
                                 ============   ===========




                             See accompanying notes


                            LVIP Mid-Cap Value Fund-7

LVIP MID-CAP VALUE FUND
FINANCIAL HIGHLIGHTS(1)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                           LVIP MID-CAP VALUE FUND STANDARD CLASS
                                       SIX MONTHS
                                         ENDED
                                        6/30/072                                   YEAR ENDED
                                      (UNAUDITED)         12/31/06         12/31/05         12/31/04         12/31/03
                                      -----------         -----------------------------------------------------------


Net asset value, beginning of
 period...........................      $ 14.473           $13.797          $14.133          $12.264          $ 8.568

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)....        0.033             0.071           (0.010)          (0.010)          (0.010)
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies.......................         2.270             2.223            1.224            1.940            3.706
                                        --------           -------          -------          -------          -------
Total from investment operations...        2.303             2.294            1.214            1.930            3.696
                                        --------           -------          -------          -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments...           --            (1.618)          (1.550)          (0.061)              --
                                        --------           -------          -------          -------          -------
Total dividends and distributions..           --            (1.618)          (1.550)          (0.061)              --
                                        --------           -------          -------          -------          -------

Net asset value, end of period.....     $ 16.776           $14.473          $13.797          $14.133          $12.264
                                        ========           =======          =======          =======          =======

Total return(4)....................       15.91%            17.69%           10.01%           15.81%           43.14%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).........................      $102,793           $62,172          $45,854          $45,088          $40,020
Ratio of expenses to average net
 assets...........................         1.03%             1.10%            1.13%            1.19%            1.21%
Ratio of net investment income
 (loss) to average net assets.....         0.44%             0.52%           (0.04%)          (0.09%)          (0.16%)
Portfolio turnover.................          34%               52%              47%              61%              60%

                                        LVIP
                                       MID-CAP
                                        VALUE
                                        FUND
                                      STANDARD
                                        CLASS
                                        YEAR
                                        ENDED
                                      12/31/02
                                      --------


Net asset value, beginning of
 period...........................    $  9.923

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)....         --
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies.......................      (1.355)
                                      --------
Total from investment operations...     (1.355)
                                      --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments...         --
                                      --------
Total dividends and distributions..         --
                                      --------

Net asset value, end of period.....   $  8.568
                                      ========

Total return(4)....................    (13.66%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).........................    $ 26,344
Ratio of expenses to average net
 assets...........................       1.20%
Ratio of net investment income
 (loss) to average net assets.....      (0.06%)
Portfolio turnover.................        69%



----------

(1) Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Value Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2007 and the year ended December 31, 2006.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes



                            LVIP Mid-Cap Value Fund-8

LVIP MID-CAP VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout the period were as follows:



                                           LVIP MID-CAP VALUE
                                           FUND SERVICE CLASS
                                               4/30/07(1)
                                                   TO
                                                 6/30/07
                                               (UNAUDITED)
                                           ------------------


Net asset value, beginning of period.....        $16.086

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2).................          0.013
Net realized and unrealized gain on
 investments and foreign currencies......          0.671
                                                 -------
Total from investment operations.........          0.684
                                                 -------
Net asset value, end of period...........        $16.770
                                                 =======

Total return(3)..........................          4.25%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..        $ 3,203
Ratio of expenses to average net assets..          1.26%
Ratio of expenses to average net assets
 prior to fees waived....................          1.27%
Ratio of net investment income to average
 net assets..............................          0.41%
Ratio of net investment income to average
 net assets prior to fees waived.........          0.40%
Portfolio turnover.......................          34%(4)



----------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                             See accompanying notes



                            LVIP Mid-Cap Value Fund-9

LVIP MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Mid-Cap Value Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Service Class shares commenced operations on April 30, 2007.

Effective April 30, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Value Portfolio (the "JPVF Fund"). The shareholders of the JPVF Fund received shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the JPVF Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the JPVF Fund as of the date of the Reorganization. The JPVF Fund's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to April 30, 2007. For financial reporting purposes the JPVF Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

The Fund's investment objective is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN No. 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting-- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


                            LVIP Mid-Cap Value Fund-10

LVIP MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,308 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA), formerly Jefferson Pilot Investment Advisory Corporation (JPIA), is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund, 0.95% on the next $25 million, 0.85% on the next $50 million, 0.75% on the next $150 million and 0.70% on average daily net assets in excess of $250 million.

Effective April 30, 2007, LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Wellington Management Company, LLP (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.75% of the first $25 million of the Fund's average daily net assets; 0.65% of the next $25 million; 0.55% of the next $50 million; and 0.45% of the Fund's average daily net assets in excess of $100 million.

Effective April 30, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2007, fees for these services amounted to $4,927. Prior to April 30, 2007, JPIA (the advisor to the JPVF Fund) paid the accounting fees.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $670 and $543, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA............   $76,841
Accounting and Administration Fees Payable
  to DSC..................................     4,927
Administration Fees Payable to Lincoln
  Life....................................       670
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc.............       104


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $45,994,237 and sales of $13,004,549 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $121,237,843. At June 30, 2007, net unrealized appreciation was $14,954,071 of which $15,682,949 related to unrealized appreciation of investments and $728,878 related to unrealized depreciation of investments.


                            LVIP Mid-Cap Value Fund-11

LVIP MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:


                                             YEAR
                                             ENDED
                                           12/31/06
                                          ----------


Ordinary income........................   $1,575,672
Long-term capital gain.................    3,790,262
                                          ----------
Total..................................   $5,365,934
                                          ==========



In addition, the Fund declared an ordinary income consent dividend of $1,826,119 and long-term capital gain consent dividend of $5,181,136 for the year ended December 31, 2006. Such amounts have been deemed paid and contributed to the Fund as additional paid-in capital.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $ 87,511,670
Undistributed ordinary income........      1,406,258
Undistributed long-term capital
  gain...............................      2,123,039
Unrealized appreciation of
  investments and foreign
  currencies.........................     14,954,969
                                        ------------
Net assets...........................   $105,995,936
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency contracts and tax treatment of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED            ACCUMULATED
NET INVESTMENT           NET REALIZED             PAID-IN
    INCOME                GAIN (LOSS)             CAPITAL
--------------           ------------           ----------


  $(287,695)             $(6,719,560)           $7,007,255




6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                 SIX MONTHS            YEAR
                                    ENDED             ENDED
                                   6/30/07           12/31/06
                                 ----------         ---------


Shares sold:
  Standard Class..............    2,069,759         1,256,275
  Service Class...............      191,030                --
Shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class..............           --           404,392
                                  ---------         ---------
                                  2,260,789         1,660,667
                                  ---------         ---------
Shares repurchased:
  Standard Class..............     (238,207)         (688,353)
  Service Class...............          (41)               --
                                  ---------         ---------
                                   (238,248)         (688,353)
                                  ---------         ---------
Net increase..................    2,022,541           972,314
                                  =========         =========






                            LVIP Mid-Cap Value Fund-12

LVIP MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Unrealized gains (losses) are included in receivables and other assets net of liabilities on the Statement of Net Assets.

8. SECURITIES LENDING
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or repurchase agreements collateralized by such securities or money market funds and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $29,592,367, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Security Lending Collateral".

9. MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to LIA the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                            LVIP Mid-Cap Value Fund-13

LVIP MID-CAP VALUE FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Mid-Cap Value Fund (formerly the Mid-Cap Value Portfolio, a series of Jefferson Pilot Variable Fund, Inc.) shareholders voted on the following proposals at the special meeting of shareholders on March 15, 2007. The resulting votes are presented below:


                                                       OUTSTANDING       TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES         VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ---------     -------     --------     --------


1. The approval of the reorganization of the Jefferson Pilot Variable Fund, Inc. Mid-Cap
  Value Portfolio into the LVIP Mid-Cap Value
  Fund, a series of Lincoln Variable Insurance
  Products Trust.

  LVIP Mid-Cap Value Fund.........................      4,270,340      3,270,340      70.88%       0.44%        5.26%

2. The approval of a new investment management agreement between the Lincoln Variable Insurance
  Products Trust and Lincoln Investment Advisory
  Corporation (formerly Jefferson Pilot Investment
  Advisory Corporation), a registered investment adviser and wholly-owned subsidiary of Lincoln
  National Corporation.

  LVIP Mid-Cap Value Fund.........................      4,270,340      3,270,340      70.74%       0.64%        5.20%



----------

* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                            LVIP Mid-Cap Value Fund-15

                                               MONDRIAN INTERNATIONAL VALUE FUND

                                 (MONDRIAN LOGO)

                            LVIP Mondrian International
                              Value Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                          LVIP MONDRIAN INTERNATIONAL VALUE FUND


                                                   (FORMERLY INTERNATIONAL FUND)

LVIP MONDRIAN INTERNATIONAL VALUE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

COUNTRY AND SECTOR ALLOCATIONS                                             2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    5

STATEMENTS OF CHANGES IN NET ASSETS                                        5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              8

OTHER FUND INFORMATION                                                    12


LVIP MONDRIAN INTERNATIONAL VALUE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,102.50       0.82%         $4.27
Service Class Shares    1,000.00     1,101.10       1.07%          5.57
--------------------------------------------------------------------------
HYPOTHETICAL (5%RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,020.73       0.82%         $4.11
Service Class Shares    1,000.00     1,019.49       1.07%          5.36
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                    LVIP Mondrian International Value Fund-1

LVIP MONDRIAN INTERNATIONAL VALUE FUND

COUNTRY AND SECTOR ALLOCATIONS
AS OF JUNE 30, 2007



                                            PERCENTAGE
COUNTRY                                   OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   98.15%
-------------------------------------------------------
Australia                                       9.80%
Belgium                                         1.97%
Finland                                         1.38%
France                                         14.39%
Germany                                         5.91%
Hong Kong                                       2.21%
Italy                                           4.91%
Japan                                          14.59%
Netherlands                                     4.61%
New Zealand                                     1.02%
Singapore                                       1.66%
South Africa                                    1.05%
Spain                                           7.41%
Switzerland                                     3.04%
Taiwan                                          1.51%
United Kingdom                                 22.69%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                     1.39%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                      99.54%
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   0.46%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------




Sector designations may be different than the sector designations presented in other Fund materials.


                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

Auto Components                                1.15%
Automobiles                                    5.19%
Beverages                                      4.67%
Building Products                              2.06%
Chemicals                                      1.62%
Commercial Banks                              16.39%
Containers & Packaging                         1.00%
Distributors                                   0.72%
Diversified Financial Services                 4.53%
Diversified Telecommunication Services         8.85%
Electric Utilities                             3.10%
Electronic Equipment & Instruments             1.01%
Food & Staples Retailing                       1.63%
Household Durables                             0.51%
Household Products                             4.96%
Industrial Conglomerates                       1.16%
Insurance                                      4.56%
Machinery                                      2.72%
Media                                          2.05%
Multi-Utilities                                2.53%
Office Electronics                             2.76%
Oil, Gas & Consumable Fuels                   10.77%
Paper & Forest Products                        1.38%
Pharmaceuticals                                9.61%
Real Estate Management & Development           1.00%
Road & Rail                                    0.89%
Wireless Telecommunications Services           1.33%
-------------------------------------------------------
TOTAL                                         98.15%
-------------------------------------------------------








                    LVIP Mondrian International Value Fund-2

LVIP MONDRIAN INTERNATIONAL VALUE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                                                               NUMBER OF          VALUE
                                                                                 SHARES         (U.S. $)


     COMMON STOCK-98.15%
     AUSTRALIA-9.80%
     Amcor.................................................................     1,751,278    $  $11,091,613
     Foster's Group........................................................     4,382,926        23,708,487
     National Australia Bank...............................................       864,765        30,075,495
     Telstra...............................................................     7,926,693        30,847,769
     Wesfarmers............................................................       329,909        12,791,291
                                                                                             --------------
                                                                                                108,514,655

                                                                                             --------------
     BELGIUM-1.97%
     Fortis................................................................       510,872        21,801,899
                                                                                             --------------
                                                                                                 21,801,899

                                                                                             --------------
     FINLAND-1.38%
     UPM-Kymmene...........................................................       617,744        15,300,932
                                                                                             --------------
                                                                                                 15,300,932

                                                                                             --------------
     FRANCE-14.39%
     Carrefour.............................................................       256,260        18,084,650
     Cie de Saint-Gobain...................................................       202,441        22,843,705
     France Telecom........................................................       677,513        18,707,082
     Renault...............................................................       217,636        35,115,729
     Societe Generale......................................................       150,639        28,040,976
  +  Suez Strip............................................................        63,068               854
     Total.................................................................       448,604        36,588,998
                                                                                             --------------
                                                                                                159,381,994

                                                                                             --------------
     GERMANY-5.91%
     Bayer.................................................................       229,356        17,325,285
     Deutsche Telekom......................................................     1,086,975        20,067,450
     RWE...................................................................       263,768        28,028,854
                                                                                             --------------
                                                                                                 65,421,589

                                                                                             --------------
     HONG KONG-2.21%
     Hong Kong Electric Holdings...........................................     2,667,000        13,455,743
     Wharf Holdings........................................................     2,759,000        11,026,544
                                                                                             --------------
                                                                                                 24,482,287

                                                                                             --------------
     ITALY-4.91%
     Intesa Sanpaolo.......................................................     4,573,065        34,228,729
     UniCredito Italiano...................................................     2,249,358        20,185,075
                                                                                             --------------
                                                                                                 54,413,804

                                                                                             --------------
     JAPAN-14.59%
     Astellas Pharma.......................................................       344,400        14,992,159
     Canon.................................................................       519,900        30,527,721
     Kao...................................................................       854,000        22,125,078
     KDDI..................................................................         1,993        14,777,954
     Millea Holdings.......................................................       521,100        21,414,495
     Nitto Denko...........................................................        11,400           575,879
     Takeda Pharmaceutical.................................................       384,800        24,876,219
     Toyota Motor..........................................................       353,800        22,412,416
     West Japan Railway....................................................         2,126         9,910,861
                                                                                             --------------
                                                                                                161,612,782

                                                                                             --------------
     NETHERLANDS-4.61%
     ING Groep CVA.........................................................       639,505        28,382,041
     Reed Elsevier.........................................................     1,183,510        22,650,594
                                                                                             --------------
                                                                                                 51,032,635

                                                                                             --------------
     NEW ZEALAND-1.02%
     Telecom Corporation of New Zealand....................................     3,185,139        11,270,395
                                                                                             --------------
                                                                                                 11,270,395

                                                                                             --------------
     SINGAPORE-1.66%
     Jardine Matheson Holdings.............................................       336,000         7,996,800
     Oversea-Chinese Banking...............................................     1,746,400        10,435,631
                                                                                             --------------
                                                                                                 18,432,431

                                                                                             --------------
     SOUTH AFRICA-1.05%
     Sasol.................................................................       308,357        11,605,490
                                                                                             --------------
                                                                                                 11,605,490

                                                                                             --------------
     SPAIN-7.41%
     Banco Santander Central Hispano.......................................     1,291,003        23,921,530
     Iberdrola.............................................................       371,005        20,854,508
     Telefonica............................................................     1,662,534        37,218,966
                                                                                             --------------
                                                                                                 81,995,004

                                                                                             --------------
     SWITZERLAND-3.04%
     Novartis..............................................................       595,014        33,612,482
                                                                                             --------------
                                                                                                 33,612,482

                                                                                             --------------
     TAIWAN-1.51%
     Chunghwa Telecom ADR..................................................       591,162        11,149,316
     Taiwan Semiconductors
     Manufacturing ADR.....................................................       503,907         5,608,480
                                                                                             --------------
                                                                                                 16,757,796

                                                                                             --------------
     UNITED KINGDOM-22.69%
     Aviva.................................................................       601,620         8,976,280
     BG Group..............................................................     1,156,177        19,061,313
     BP....................................................................     2,117,845        25,644,653
     Compass Group.........................................................     1,430,972         9,935,247
     GKN...................................................................     1,591,083        12,724,302
     GlaxoSmithKline.......................................................     1,255,559        32,902,809
     HBOS..................................................................     1,606,380        31,773,851
     Lloyds TSB Group......................................................     2,408,805        26,918,580
     Royal Bank of Scotland Group..........................................     1,898,844        24,155,790
     Royal Dutch Shell Class A.............................................       646,254        26,407,338
     Unilever..............................................................     1,011,419        32,780,832
                                                                                             --------------
                                                                                                251,280,995
                                                                                             --------------
     TOTAL COMMON STOCK
      (COST $707,502,316).................................................                    1,086,917,170
                                                                                             --------------



                                                                               PRINCIPAL
                                                                                 AMOUNT
                                                                                (U.S. $)

 =/  DISCOUNTED COMMERCIAL PAPER-1.39%
     Chesham Finance
      5.402% 7/2/07.......................................................    $15,385,000        15,382,675
                                                                                             --------------
     TOTAL DISCOUNTED COMMERCIAL PAPER
      (Cost $15,382,675)...................................................                      15,382,675


                                                                                             --------------








                    LVIP Mondrian International Value Fund-3

LVIP MONDRIAN INTERNATIONAL VALUE FUND
STATEMENT OF NET ASSETS (CONTINUED)



TOTAL VALUE OF SECURITIES-99.54% (COST $722,884,991).........................   $1,102,299,845
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.46%........................        5,106,979
                                                                                --------------
NET ASSETS APPLICABLE TO 44,260,479 SHARES OUTSTANDING-100.00%...............   $1,107,406,824
                                                                                ==============
NET ASSET VALUE-LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS
  ($895,867,716 / 35,792,026 SHARES).........................................          $25.030
                                                                                       =======
NET ASSET VALUE-LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS
  ($211,539,108 / 8,468,453 SHARES)..........................................          $24.980
                                                                                       =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)...............   $  650,034,908
Undistributed net investment income..........................................       15,811,626
Accumulated net realized gain on investments.................................       62,486,834
Net unrealized appreciation of investments and foreign currencies............      379,073,456
                                                                                --------------
Total net assets.............................................................   $1,107,406,824
                                                                                ==============



----------
 Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in "Country and Sector Allocations."

+ Non-income producing security for the period ended June 30, 2007.

=/ The rate shown is the effective yield at the time of purchase.

 Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2007, the aggregate amount of these securities equaled $15,382,675, which represented 1.39% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

Asset-backed commercial paper.

SUMMARY OF ABBREVIATIONS:
ADR-American Depositary Receipt
CVA-Dutch Certificate
GBP-British Pound Sterling
JPY-Japanese Yen
USD-United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2007:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)


                                                                                  UNREALIZED
CONTRACTS TO RECEIVE (DELIVER)       IN EXCHANGE FOR       SETTLEMENT DATE       DEPRECIATION
------------------------------       ---------------       ---------------       ------------


GBP (32,704,000)                     USD 65,270,970            7/31/07             $(374,505)
JPY 65,131,690                       USD  (532,035)            7/02/07                (2,992)
JPY 67,307,136                       USD  (547,257)            7/03/07                  (465)
                                                                                   ---------
                                                                                   $(377,962)
                                                                                   =========



The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 7 in "Notes to Financial Statements."

                             See accompanying notes



                    LVIP Mondrian International Value Fund-4

LVIP MONDRIAN INTERNATIONAL VALUE FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)









INVESTMENT INCOME:
Dividends...........................   $ 24,407,293
Interest............................        605,757
Foreign tax withheld................     (2,348,423)
                                       ------------
                                         22,664,627
                                       ------------
EXPENSES:
Management fees.....................      3,548,889
Accounting and administration
 expenses..........................         364,704
Distribution expenses-Service
 Class.............................         244,054
Custodian fees......................        208,001
Reports and statements to
 shareholders......................          53,386
Professional fees...................         16,520
Trustees' fees......................         10,236
Other...............................         21,760
                                       ------------
                                          4,467,550
Less expense paid indirectly........         (2,671)
                                       ------------
Total operating expenses............      4,464,879
                                       ------------
NET INVESTMENT INCOME...............     18,199,748
                                       ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments.......................      35,296,069
 Foreign currencies................      (2,765,792)
                                       ------------
Net realized gain...................     32,530,277
Net change in unrealized
 appreciation/depreciation of
 investments and foreign
 currencies.........................     50,655,363
                                       ------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN
 CURRENCIES........................      83,185,640
                                       ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...................    $101,385,388
                                       ============




                             See accompanying notes


LVIP MONDRIAN INTERNATIONAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS




                                 SIX MONTHS
                                    ENDED
                                   6/30/07        YEAR ENDED
                                 (UNAUDITED)       12/31/06
                               --------------   -------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income.......   $   18,199,748   $  22,109,754
Net realized gain on
 investments and foreign
 currencies................        32,530,277      39,635,888
Net change in unrealized
 appreciation/depreciation
 of investments and foreign
 currencies................        50,655,363     152,439,484
                               --------------   -------------
Net increase in net assets
 resulting from
 operations................       101,385,388     214,185,126
                               --------------   -------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class............                --     (20,186,173)
 Service Class.............                --      (4,259,995)
                               --------------   -------------
                                           --     (24,446,168)
                               --------------   -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class............        79,331,710     160,068,030
 Service Class.............        29,158,279      55,168,294

Net asset value of shares
 issued upon reinvestment
 of dividends and
 distributions:
 Standard Class............                --      20,186,173
 Service Class.............                --       4,259,995
                               --------------   -------------
                                  108,489,989     239,682,492
                               --------------   -------------

Cost of shares repurchased:
 Standard Class............       (61,887,314)    (89,933,278)
 Service Class.............       (20,085,655)    (33,599,689)
                               --------------   -------------
                                  (81,972,969)   (123,532,967)
                               --------------   -------------
Increase in net assets
 derived from capital share
 transactions..............        26,517,020     116,149,525
                               --------------   -------------
NET INCREASE IN NET ASSETS..      127,902,408     305,888,483
NET ASSETS:
Beginning of period.........      979,504,416     673,615,933
                               --------------   -------------
End of period (including
 undistributed net
 investment income of
 $15,811,626 and $377,670,
 respectively).............    $1,107,406,824   $ 979,504,416
                               ==============   =============




                             See accompanying notes




                    LVIP Mondrian International Value Fund-5

LVIP MONDRIAN INTERNATIONAL VALUE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                     LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS
                                          SIX MONTHS
                                            ENDED
                                           6/30/071                                       YEAR ENDED
                                         (UNAUDITED)       12/31/06       12/31/05       12/31/04(2)       12/31/03(3)
                                         -----------------------------------------------------------------------------


Net asset value, beginning of period..     $ 22.703        $ 17.966       $ 16.304         $ 13.620          $  9.797

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(4)..............        0.421           0.569          0.436            0.332             0.311
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies..........................         1.906           4.778          1.587            2.509             3.745
                                           --------        --------       --------         --------          --------
Total from investment operations......        2.327           5.347          2.023            2.841             4.056
                                           --------        --------       --------         --------          --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................           --          (0.610)        (0.361)          (0.157)           (0.233)
                                           --------        --------       --------         --------          --------
Total dividends and distributions.....           --          (0.610)        (0.361)          (0.157)           (0.233)
                                           --------        --------       --------         --------          --------
Net asset value, end of period........     $ 25.030        $ 22.703       $ 17.966         $ 16.304          $ 13.620
                                           ========        ========       ========         ========          ========

Total return(5).......................       10.25%          30.01%         12.54%           20.94%            41.62%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)............................      $895,868        $796,037       $550,669         $435,012          $352,183
Ratio of expenses to average net
 assets..............................         0.82%           0.84%          0.92%            0.98%             1.04%
Ratio of net investment income to
 average net assets..................         3.56%           2.80%          2.58%            2.33%             2.81%
Portfolio turnover....................          19%             14%             7%               9%               14%

                                           LVIP
                                         MONDRIAN
                                         INTERNA-
                                          TIONAL
                                           VALUE
                                           FUND
                                         STANDARD
                                           CLASS
                                         12/31/02
                                         --------


Net asset value, beginning of period..   $ 11.155

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(4)..............      0.199
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies..........................      (1.403)
                                         --------
Total from investment operations......     (1.204)
                                         --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................     (0.154)
                                         --------
Total dividends and distributions.....     (0.154)
                                         --------
Net asset value, end of period........   $  9.797
                                         ========

Total return(5).......................    (10.78%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)............................    $255,516
Ratio of expenses to average net
 assets..............................       1.02%
Ratio of net investment income to
 average net assets..................       1.84%
Portfolio turnover....................         9%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencing September 24, 2004, Mondrian Investment Partners Limited replaced Delaware International Advisers Limited as the Fund's sub-advisor.

(3) Effective April 30, 2003, the Lincoln National International Fund, Inc. was merged into the International Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National International Fund, Inc.

(4) The average shares outstanding method has been applied for per share information.

(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes


                    LVIP Mondrian International Value Fund-6

LVIP MONDRIAN INTERNATIONAL VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                              LVIP MONDRIAN INTERNATIONAL VALUE FUND
                                                           SERVICE CLASS
                                    SIX MONTHS
                                      ENDED                                          5/15/03(3)
                                     6/30/071                YEAR ENDED                  TO
                                   (UNAUDITED)   12/31/06   12/31/05   12/31/04(2)    12/31/03
                                   ------------------------------------------------------------


Net asset value, beginning of
 period........................      $ 22.686    $ 17.957   $ 16.297     $13.616       $10.573

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income(4)........        0.392       0.519      0.394       0.296         0.154
Net realized and unrealized gain
 on investments and foreign
 currencies....................         1.902       4.771      1.585       2.507         3.107
                                     --------    --------   --------     -------       -------
Total from investment
 operations....................         2.294       5.290      1.979       2.803         3.261
                                     --------    --------   --------     -------       -------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income...........           --      (0.561)    (0.319)     (0.122)       (0.218)
                                     --------    --------   --------     -------       -------
Total dividends and
 distributions.................            --      (0.561)    (0.319)     (0.122)       (0.218)
                                     --------    --------   --------     -------       -------

Net asset value, end of period..     $ 24.980    $ 22.686   $ 17.957     $16.297       $13.616
                                     ========    ========   ========     =======       =======

Total return(5).................       10.11%      29.69%     12.26%      20.63%        31.03%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)......................      $211,539    $183,467   $122,947     $64,534       $12,775
Ratio of expenses to average net
 assets........................         1.07%       1.09%      1.17%       1.23%         1.26%
Ratio of net investment income
 to average net assets.........         3.31%       2.55%      2.33%       2.08%         2.08%
Portfolio turnover..............          19%         14%         7%          9%         14%(6)



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencing September 24, 2004, Mondrian Investment Partners Limited replaced Delaware International Advisers Limited as the Fund's sub-advisor.

(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4) The average shares outstanding method has been applied for per share information.

(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(6) The portfolio turnover is representative of the Fund for the entire year,

                             See accompanying notes



                    LVIP Mondrian International Value Fund-7

LVIP MONDRIAN INTERNATIONAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (formerly the International Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.


                    LVIP Mondrian International Value Fund-8

LVIP MONDRIAN INTERNATIONAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $15,049 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund, 0.75% of the next $200 million, and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Prior to April 30, 2007, Delaware Management Company, an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate.

Mondrian Investment Partners Ltd. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.20% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $326,653.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $24,821 and $13,230, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA.........   $616,748
Accounting and Administration Fees
  Payable to DSC.......................    114,664
Administration Fees Payable to Lincoln
  Life.................................      4,002
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. ........     43,168


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $135,242,789 and sales of $97,877,731 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $723,217,509. At June 30, 2007, net unrealized appreciation was $379,082,336 of which $382,404,642 related to unrealized appreciation of investments and $3,322,306 related to unrealized depreciation of investments.


                    LVIP Mondrian International Value Fund-9

LVIP MONDRIAN INTERNATIONAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                            ENDED
                                           12/31/06
                                         -----------


Ordinary income.......................   $24,403,063
Long-term capital gain................        43,105
                                         -----------
Total.................................   $24,446,168
                                         ===========





5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $  650,034,908
Undistributed ordinary income........       20,324,973
Realized gains 1/1/07-6/30/07........       57,928,043
Unrealized appreciation of
 investments and foreign
 currencies.........................       379,118,900
                                        --------------
Net assets...........................   $1,107,406,824
                                        ==============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of foreign currency contracts for tax purposes.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED                          ACCUMULATED
NET INVESTMENT                         NET REALIZED
    INCOME                              GAIN (LOSS)
--------------                         ------------


 $(2,765,792)                           $2,765,792




6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............     3,324,024          7,872,881
 Service Class..............     1,231,032          2,716,895
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --            946,347
 Service Class..............            --            199,972
                                ----------         ----------
                                 4,555,056         11,736,095
                                ----------         ----------
Shares repurchased:
 Standard Class.............    (2,594,772)        (4,407,420)
 Service Class..............      (849,867)        (1,676,310)
                                ----------         ----------
                                (3,444,639)        (6,083,730)
                                ----------         ----------
Net increase.................    1,110,417          5,652,365
                                ==========         ==========






                    LVIP Mondrian International Value Fund-10

LVIP MONDRIAN INTERNATIONAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



7. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other net assets net of liabilities on the Statement of Net Assets.

8. CREDIT AND MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) securities have been identified on the Statement of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                    LVIP Mondrian International Value Fund-11

LVIP MONDRIAN INTERNATIONAL VALUE FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Mondrian International Value Fund (formerly the International Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                      OUTSTANDING        TOTAL       PERCENT      PERCENT      PERCENT
                                                         SHARES          VOTED         FOR*      AGAINST*     ABSTAIN*
                                                      -----------     ----------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
  Kelly D. Clevenger..............................     42,915,668     42,093,563      93.89%       4.20%        0.00%
  Michael D. Coughlin.............................     42,915,668     42,093,563      93.50%       4.59%        0.00%
  Nancy L. Frisby.................................     42,915,668     42,093,563      93.77%       4.32%        0.00%
  Elizabeth S. Hager..............................     42,915,668     42,093,563      93.21%       4.88%        0.00%
  Gary D. Lemon...................................     42,915,668     42,093,563      93.80%       4.29%        0.00%
  Thomas D. Rath..................................     42,915,668     42,093,563      93.46%       4.63%        0.00%
  Kenneth G. Stella...............................     42,915,668     42,093,563      93.78%       4.31%        0.00%
  David J. Windley................................     42,915,668     42,093,563      93.86%       4.23%        0.00%

2. The approval of a new investment management agreement between the Lincoln Variable Insurance
   Products Trust and Lincoln Investment Advisory
   Corporation (formerly Jefferson Pilot Investment
   Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln
   National Corporation.

  LVIP Mondrian International Value Fund..........     42,915,668     42,093,563      90.39%       2.65%        5.05%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                    LVIP Mondrian International Value Fund-12

                                                               MONEY MARKET FUND

                           [DELAWARE INVESTMENTS LOGO]

                            LVIP Money Market Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                          LVIP MONEY MARKET FUND


                                                    (FORMERLY MONEY MARKET FUND)

LVIP MONEY MARKET FUND

INDEX





DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION                                                          2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    5

STATEMENTS OF CHANGES IN NET ASSETS                                        5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              8

OTHER FUND INFORMATION                                                    11


LVIP MONEY MARKET FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions: redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund, does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000



                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,024.60       0.45%         $2.26
Service Class Shares    1,000.00     1,023.30       0.70%          3.51
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,022.56       0.45%         $2.26
Service Class Shares    1,000.00     1,021.32       0.70%          3.51
--------------------------------------------------------------------------




* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                            LVIP Money Market Fund-1

LVIP MONEY MARKET FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2007



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

CERTIFICATES OF DEPOSIT                        10.60%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                    86.17%
-------------------------------------------------------
Colleges & Universities                         1.49%
Financial Services                             47.65%
Industrial                                     13.32%
Mortgage Bankers & Brokers                     19.73%
State Agency Bonds                              3.98%
-------------------------------------------------------
FLOATING RATE NOTES                             3.12%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                      99.89%
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   0.11%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------






                            LVIP Money Market Fund-2

LVIP MONEY MARKET FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                     PRINCIPAL
                                      AMOUNT           VALUE
                                     (U.S. $)        (U.S. $)


     CERTIFICATES OF DEPOSIT-10.60%
     Credit Agricole
      5.35% 8/31/07............    $$15,000,000    $$15,000,000
     First Tennessee Bank
      5.30% 7/23/07.............      5,000,000       5,000,000
      5.30% 8/29/07.............     10,000,000      10,000,000
     Harris
      5.345% 12/3/07...........      15,000,000      15,000,000
     Natixis
      5.30% 8/17/07............      15,000,000      15,000,380
     Wilmington Trust
      5.30% 7/10/07.............     15,000,000      15,000,000
      5.305% 9/18/07............      5,000,000       5,000,000
      5.32% 9/25/07.............      5,000,000       5,000,000
                                                   ------------
     TOTAL CERTIFICATES OF
      DEPOSIT
      (COST $85,000,380)                             85,000,380
                                                   ------------
 =/  DISCOUNTED COMMERCIAL PAPER-86.17%
     COLLEGES & UNIVERSITIES-1.49%
     Leland Stanford Junior
      University
      5.305% 8/9/07.............     12,000,000      11,931,750
                                                   ------------
                                                     11,931,750
                                                   ------------

     FINANCIAL SERVICES-47.65%
     Aegon
      5.442% 7/2/07............      21,500,000      21,496,751
     Aquinas Funding
      5.334% 8/30/07............      5,000,000       4,956,000
      5.361% 12/19/07...........     10,781,000      10,513,685
     Barton Capital
      5.273% 7/3/07.............     10,000,000       9,997,089
      5.292% 7/2/07.............      9,288,000       9,286,640
      5.31% 7/10/07.............      7,208,000       7,198,467
     Beta Finance
      5.288% 7/16/07...........      15,100,000      15,067,032
     Chesham Finance
      5.402% 7/2/07............      25,000,000      24,996,250
     Cullinan Finance
      5.308% 11/26/07...........     15,000,000      14,682,417
      5.327% 8/13/07............     10,000,000       9,936,933
     Danske
      5.288% 10/12/07...........     10,000,000       9,852,367
      5.323% 8/1/07.............      9,905,000       9,860,733
     Eureka Securitization
      5.289% 7/13/07............     15,000,000      14,973,800
      5.292% 7/18/07............     10,000,000       9,975,161
      5.31% 8/3/07..............     10,000,000       9,951,692
     Fountain Square Commercial
      Funding
      5.307% 8/6/07.............     15,000,000      14,921,100
      5.31% 7/13/07.............      8,102,000       8,087,713
     MetLife
      5.312% 9/6/07............      15,000,000      14,853,717
     Natixis
      5.402% 7/2/07............      20,000,000      19,997,000
     NYSE Euronext
      5.284% 7/10/07...........       9,000,000       8,988,233
     San Paolo IMI US Financial
      5.301% 7/31/07...........      15,000,000      14,934,625
     Sheffield Receivables
      5.215% 9/4/07.............      5,760,000       5,707,168
      5.292% 7/12/07............      9,500,000       9,484,717
     Sigma Finance
      5.291% 7/6/07.............     10,000,000       9,992,750
      5.321% 9/13/07............     15,000,000      14,838,125
     Starbird Funding
      5.298% 8/1/07.............     10,000,000       9,954,619
      5.304% 7/16/07............     10,000,000       9,978,000
      5.31% 9/4/07..............     15,000,000      14,858,083
     Surrey Funding
      5.30% 8/2/07..............     10,000,000       9,953,289
      5.328% 8/15/07............     10,000,000       9,934,000
     Three Pillars Funding
      5.285% 7/9/07.............     15,000,000      14,982,467
      5.313% 7/20/07............      7,925,000       7,902,874
                                                   ------------
                                                    382,113,497
                                                   ------------

     INDUSTRIAL-13.32%
     BASF
      5.292% 7/16/07...........      17,978,000      17,938,748
     Cargill Global Funding
      5.309% 7/31/07...........      20,000,000      19,912,333
     Statoil
      5.402% 7/2/07............      35,000,000      34,994,750
     Total Capital
      5.362% 7/2/07............      33,980,000      33,974,941
                                                   ------------
                                                    106,820,772
                                                   ------------
     MORTGAGE BANKERS & BROKERS-19.73%
     Bank of America
      5.288% 9/5/07.............     15,000,000      14,857,825
      5.302% 8/21/07............     10,000,000       9,926,192
      5.317% 8/8/07.............      6,780,000       6,742,213
     Bank of Ireland
      5.315% 9/4/07.............     15,000,000      14,857,948
      5.34% 8/6/07..............     15,000,000      14,922,000
     Bear Stearns
      5.295% 9/20/07............     10,000,000       9,884,125
      5.298% 7/5/07.............      5,000,000       4,997,100
     Credit Suisse
      5.301% 8/24/07...........      14,140,000      14,029,072
     Goldman Sachs Group
      5.298% 7/2/07............       3,315,000       3,314,517
     ING Funding
      5.285% 7/6/07............       6,100,000       6,095,582

                            LVIP Money Market Fund-3

LVIP MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     PRINCIPAL
                                      AMOUNT           VALUE
                                     (U.S. $)        (U.S. $)

 =/  DISCOUNTED COMMERCIAL PAPER (CONTINUED)
     MORTGAGE BANKERS & BROKERS (CONTINUED)
     Morgan Stanley
      5.312% 9/24/07............   $ 15,000,000    $ 14,815,833
      5.32% 7/23/07.............      5,000,000       4,984,203
     Skandinaviska Enskilda
      Banken 5.346% 8/1/07.....       7,500,000       7,466,384
     Westpac Securities
      5.297% 7/27/07............     11,800,000      11,755,386
      5.311% 10/15/07...........     10,000,000       9,847,772
      5.331% 11/30/07...........     10,000,000       9,780,867
                                                   ------------
                                                    158,277,019
                                                   ------------
     STATE AGENCY BONDS-3.98%
     City of Austin, Texas
      5.317% 7/2/07............       7,500,000       7,498,902
     Sunshine State Governmental
      Financing Commission
      5.313% 8/2/07............       9,780,000       9,734,186
     Swedish Housing Finance
      5.333% 12/4/07...........      15,000,000      14,662,650
                                                   ------------
                                                     31,895,738
                                                   ------------

     TOTAL DISCOUNTED COMMERCIAL
      PAPER
      (COST $691,038,776)......                     691,038,776
                                                   ------------
  -  FLOATING RATE NOTES-3.12%
     Australian & New Zealand
      Banking Group 5.33%
      12/28/07.................      10,000,000      10,000,000
     Bank of America
      5.315% 5/16/08...........       5,000,000       5,000,000
     Chesham Finance
      5.405% 9/25/07...........      10,000,000       9,999,516
                                                   ------------
     TOTAL FLOATING RATE NOTES
      (COST $24,999,516).......                      24,999,516
                                                   ------------








TOTAL VALUE OF SECURITIES-99.89% (COST $801,038,672) .........................    801,038,672
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.11%.........................        880,511
                                                                                 ------------
NET ASSETS APPLICABLE TO 80,192,114 SHARES OUTSTANDING-100.00%................   $801,919,183
                                                                                 ============
NET ASSETS VALUE-LVIP MONEY MARKET FUND STANDARD CLASS ($575,871,342 /
  57,587,389 SHARES)..........................................................        $10.000
                                                                                      =======
NET ASSETS VALUE-LVIP MONEY MARKET FUND SERVICE CLASS ($226,047,841 /
  22,604,725 SHARES)..........................................................        $10.000
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $801,919,183
                                                                                 ------------
Total net assets..............................................................   $801,919,183
                                                                                 ============




----------
=/ The rate shown is the effective yield at the time of purchase.

 Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2007, the aggregate amount of these securities equaled $545,908,142, which represented 68.08% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

 Asset-Backed Commercial Paper.

- Variable rate security. The rate shown is the rate as of June 30, 2007.

 Also the cost for federal income tax purposes.

                             See accompanying notes


                            LVIP Money Market Fund-4

LVIP MONEY MARKET FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)







INVESTMENT INCOME:
Interest.............................   $18,285,200
                                        -----------
EXPENSES:
Management fees......................     1,303,535
Distribution expenses-Service Class..       236,265
Accounting and administration
  expenses...........................       162,618
Reports and statements to
  shareholders.......................        33,933
Custodian fees.......................        14,448
Professional fees....................        14,285
Trustees' fees.......................         6,790
Other................................        10,273
                                        -----------
                                          1,782,147
Less expense paid indirectly.........        (5,694)
                                        -----------
Total operating expenses.............     1,776,453
                                        -----------
NET INVESTMENT INCOME................    16,508,747
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................   $16,508,747
                                        ===========




                             See accompanying notes


LVIP MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS




                                  SIX MONTHS
                                    ENDED
                                   6/30/07        YEAR ENDED
                                 (UNAUDITED)       12/31/06
                                -------------   -------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income........   $  16,508,747   $  21,923,940
Net realized gain on
  investments................              --               3
                                -------------   -------------
Net increase in net assets
 resulting from operations..       16,508,747      21,923,943
                                -------------   -------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class..............     (12,110,064)    (16,771,445)
 Service Class...............      (4,398,718)     (5,152,477)
                                -------------   -------------
                                  (16,508,782)    (21,923,922)
                                -------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..............     364,430,372     453,160,088
 Service Class...............      97,309,179     221,229,799
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class..............      12,110,064      16,771,445
 Service Class...............       4,398,718       5,152,477
Net assets from merger(1):
 Service Class...............      64,689,089              --
                                -------------   -------------
                                  542,937,422     696,313,809
                                -------------   -------------
Cost of shares repurchased:
 Standard Class..............    (245,177,961)   (356,792,461)
 Service Class...............    (117,161,927)   (134,105,444)
                                -------------   -------------
                                 (362,339,888)   (490,897,905)
                                -------------   -------------
 Increase in net assets
  derived from capital share
  transactions...............     180,597,534     205,415,904
                                -------------   -------------
NET INCREASE IN NET ASSETS...     180,597,499     205,415,925
NET ASSETS:
Beginning of period..........     621,321,684     415,905,759
                                -------------   -------------
End of period (there was no
 undistributed net
 investment income at either
 period end)................    $ 801,919,183   $ 621,321,684
                                =============   =============




----------
(1) See Note 6 in "Notes to Financial Statements."

                             See accompanying notes



                            LVIP Money Market Fund-5

LVIP MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                            LVIP MONEY MARKET FUND STANDARD CLASS
                                      SIX MONTHS
                                        ENDED
                                       6/30/071                                    YEAR ENDED
                                     (UNAUDITED)         12/31/06         12/31/05         12/31/04         12/31/03(2)
                                     ----------------------------------------------------------------------------------


Net asset value, beginning of
 period..........................      $ 10.000          $ 10.000         $ 10.000         $ 10.000           $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............        0.243             0.457            0.278            0.087              0.068
                                       --------          --------         --------         --------           --------
Total from investment operations..        0.243             0.457            0.278            0.087              0.068
                                       --------          --------         --------         --------           --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income.............       (0.243)           (0.457)          (0.278)          (0.087)            (0.068)
                                       --------          --------         --------         --------           --------
Total dividends and
 distributions...................        (0.243)           (0.457)          (0.278)          (0.087)            (0.068)
                                       --------          --------         --------         --------           --------

Net asset value, end of period....     $ 10.000          $ 10.000         $ 10.000         $ 10.000           $ 10.000
                                       ========          ========         ========         ========           ========

Total return(3)...................        2.46%             4.68%            2.79%            0.88%              0.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................      $575,871          $444,510         $331,371         $297,914           $350,584
Ratio of expenses to average net
 assets..........................         0.45%             0.49%            0.54%            0.53%              0.52%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.........         0.45%             0.49%            0.54%            0.53%              0.52%
Ratio of net investment income to
 average net assets..............         4.89%             4.62%            2.78%            0.87%              0.69%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly......................         4.89%             4.62%            2.78%            0.87%              0.69%

                                       LVIP
                                       MONEY
                                      MARKET
                                       FUND
                                     STANDARD
                                       CLASS
                                       YEAR
                                       ENDED
                                     12/31/02
                                     --------


Net asset value, beginning of
 period..........................    $ 10.003

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............      0.136
                                     --------
Total from investment operations..      0.136
                                     --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income.............     (0.139)
                                     --------
Total dividends and
 distributions...................      (0.139)
                                     --------

Net asset value, end of period....   $ 10.000
                                     ========

Total return(3)...................      1.36%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................    $519,071
Ratio of expenses to average net
 assets..........................       0.49%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.........       0.51%
Ratio of net investment income to
 average net assets..............       1.35%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly......................       1.33%



----------
(1) Ratios have been annualized and total return has not been annualized.

(2) Effective April 30, 2003, the Lincoln National Money Market Fund, Inc. was merged into the Money Market Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Money Market Fund, Inc.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                            LVIP Money Market Fund-6

LVIP MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                            LVIP MONEY MARKET FUND SERVICE CLASS
                                      SIX MONTHS
                                        ENDED                                                               5/15/03(2)
                                       6/30/071                          YEAR ENDED                             TO
                                     (UNAUDITED)         12/31/06         12/31/05         12/31/04          12/31/03
                                     ---------------------------------------------------------------------------------


Net asset value, beginning of
 period..........................      $ 10.000          $ 10.000          $10.000          $10.000           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............        0.230             0.432            0.253            0.062             0.021
                                       --------          --------          -------          -------           -------
Total from investment operations..        0.230             0.432            0.253            0.062             0.021
                                       --------          --------          -------          -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income.............       (0.230)           (0.432)          (0.253)          (0.062)           (0.021)
                                       --------          --------          -------          -------           -------
Total dividends and
 distributions...................        (0.230)           (0.432)          (0.253)          (0.062)           (0.021)
                                       --------          --------          -------          -------           -------

Net asset value, end of period....     $ 10.000          $ 10.000          $10.000          $10.000           $10.000
                                       ========          ========          =======          =======           =======

Total return(3)...................        2.33%             4.43%            2.53%            0.63%             0.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................      $226,048          $176,812          $84,535          $54,324           $11,750
Ratio of expenses to average net
 assets..........................         0.70%             0.74%            0.79%            0.78%             0.78%
Ratio of net investment income to
 average net assets..............         4.64%             4.37%            2.53%            0.62%             0.34%



----------
(1) Ratios have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes



                            LVIP Money Market Fund-7

LVIP MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Money Market Fund (formerly the Money Market Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income while providing stability of net asset value and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to April 30, 2007, Delaware Management Company (DMC), a series of Delaware Management Business Trust and an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate. Effective April 30, 2007, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to the Fund. For these services, LIA, not the Fund, pays DMC (the "Sub-Advisor") 0.18% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $140,342.


                            LVIP Money Market Fund-8

LVIP MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $14,352 and $7,924, respectively.

Pursuant to the distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $240,586
Accounting and Administration Fees
  Payable to DSC.........................     51,873
Administration Fees Payable to Lincoln
  Life...................................      2,919
Distribution Fees Payable to the Lincoln
  Financial Distributors, Inc. ..........     44,564


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:


                                SIX MONTHS             YEAR
                                  ENDED               ENDED
                                 6/30/07*            12/31/06
                               -----------         -----------


Ordinary income.............   $16,508,782         $21,923,922



----------
* Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

4. COMPONENTS OF NET ASSETS ON A TAX BASIS
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on investment transactions and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED
NET INVESTMENT     PAID-IN
    INCOME         CAPITAL
--------------     -------


      $35           $(35)





                            LVIP Money Market Fund-9

LVIP MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS             YEAR
                                  ENDED               ENDED
                                 6/30/07             12/31/06
                               -----------         -----------


Shares sold:
 Standard Class..............   36,443,233          45,316,009
 Service Class...............    9,730,918          22,122,980
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class..............    1,211,006           1,677,144
 Service Class...............      439,872             515,248
Shares issued from merger*:
 Service Class...............    6,468,909                  --
                               -----------         -----------
                                54,293,938          69,631,381
                               -----------         -----------
Shares repurchased:
 Standard Class..............  (24,517,796)        (35,679,246)
 Service Class...............  (11,716,193)        (13,410,544)
                               -----------         -----------
                               (36,233,989)        (49,089,790)
                               -----------         -----------
Net increase.................   18,059,949          20,541,591
                               ===========         ===========




----------
* See Note 6.

6. FUND MERGER
Effective April 30, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Jefferson Pilot Variable Fund-
Money Market Portfolio (the "Acquired Fund"), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, and accumulated gain (loss) of the Acquired Fund as of the close of business on April 27, 2007, were as follows:



Net assets............................   $64,689,089
Accumulated net realized gain.........             3


The net assets of the Fund prior to the Reorganization were $674,688,117. The combined net assets after the Reorganization were $739,377,206.

7. CREDIT RISK
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 84% of net assets at June 30, 2007. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) securities have been identified on the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                            LVIP Money Market Fund-10

LVIP MONEY MARKET FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Money Market Fund (formerly the Money Market Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                      OUTSTANDING        TOTAL       PERCENT      PERCENT      PERCENT
                                                         SHARES          VOTED         FOR*      AGAINST*     ABSTAIN*
                                                      -----------     ----------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
   Kelly D. Clevenger..............................    59,078,456     39,376,209      63.64%       3.01%        0.00%
   Michael D. Coughlin.............................    59,078,456     39,376,209      63.66%       2.99%        0.00%
   Nancy L. Frisby.................................    59,078,456     39,376,209      63.64%       3.01%        0.00%
   Elizabeth S. Hager..............................    59,078,456     39,376,209      63.52%       3.13%        0.00%
   Gary D. Lemon...................................    59,078,456     39,376,209      63.62%       3.03%        0.00%
   Thomas D. Rath..................................    59,078,456     39,376,209      63.61%       3.04%        0.00%
   Kenneth G. Stella...............................    59,078,456     39,376,209      63.63%       3.02%        0.00%
   David J. Windley................................    59,078,456     39,376,209      63.71%       2.94%        0.00%

2. The approval of a new investment management
   agreement between the Lincoln Variable Insurance
   Products Trust and Lincoln Investment Advisory
   Corporation (formerly Jefferson Pilot Investment
   Advisory Corporation), a registered investment
   adviser and wholly owned subsidiary of Lincoln
   National Corporation.
   LVIP Money Market Fund..........................    59,078,456     39,376,209      61.62%       2.29%        2.74%

3. The approval of a new sub-advisory agreement
   between Lincoln Investment Advisory Corporation
   (formerly Jefferson Pilot Investment Advisory
   Corporation) and Delaware Management Business
   Trust.
   LVIP Money Market Fund..........................    59,078,456     39,376,209      61.34%       2.16%        3.15%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                            LVIP Money Market Fund-11

                                                              S&P 500 INDEX FUND

                              (MELLON CAPITAL LOGO)

                            LVIP S&P 500 Index Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                         LVIP S&P 500 INDEX FUND


(FORMERLY S&P 500 INDEX PORTFOLIO,
                                A SERIES OF JEFFERSON PILOT VARIABLE FUND, INC.)

LVIP S&P 500 INDEX FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                   11

STATEMENTS OF CHANGES IN NET ASSETS                                       11

FINANCIAL HIGHLIGHTS                                                      12

NOTES TO FINANCIAL STATEMENTS                                             14

OTHER FUND INFORMATION                                                    18


LVIP S&P 500 INDEX FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,068.10       0.28%         $1.44
Service Class
  Shares**              1,000.00     1,016.80       0.53%          0.91
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,023.41       0.28%         $1.40
Service Class
  Shares**              1,000.00     1,022.17       0.53%          2.66
--------------------------------------------------------------------------



    * "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

   ** The Service Class shares commenced operations on April 30, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 62 days. The hypothetical example assumes the entire half year period.

"Standard & Poor's(R)", "S&P 500(R)", "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)


                            LVIP S&P 500 Index Fund-1

LVIP S&P 500 INDEX FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   98.65%
-------------------------------------------------------
Aerospace & Defense                             2.61%
Air Freight & Logistics                         0.89%
Airlines                                        0.08%
Auto Components                                 0.22%
Automobiles                                     0.40%
Beverages                                       2.05%
Biotechnology                                   1.13%
Building Products                               0.16%
Capital Markets                                 3.66%
Chemicals                                       1.59%
Commercial Banks                                3.70%
Commercial Services & Supplies                  0.55%
Communications Equipment                        2.62%
Computers & Peripherals                         3.88%
Construction & Engineering                      0.08%
Construction Materials                          0.08%
Consumer Finance                                0.95%
Containers & Packaging                          0.19%
Distributors                                    0.07%
Diversified Consumer Services                   0.12%
Diversified Financial Services                  5.01%
Diversified Telecommunications
  Services                                      3.09%
Electric Utilities                              1.60%
Electrical Equipment                            0.43%
Electronic Equipment & Instruments              0.22%
Energy Equipment & Services                     2.07%
Food & Staples Retailing                        2.31%
Food Products                                   1.47%
Gas Utilities                                   0.09%
Health Care Equipment & Supplies                1.63%
Health Care Providers & Services                2.20%
Health Care Technology                          0.05%
Hotels, Restaurants & Leisure                   1.52%
Household Durables                              0.59%
Household Products                              1.96%
Independent Power Producers & Energy
  Traders                                       0.48%
Industrial Conglomerates                        3.96%
Insurance                                       4.67%
Internet & Catalog Retail                       0.22%
Internet Software & Services                    1.40%
IT Services                                     1.08%
Leisure Equipment & Products                    0.20%
Life Sciences Tools & Services                  0.30%
Machinery                                       1.68%
Media                                           3.30%
Metals & Mining                                 0.92%
Multiline Retail                                1.14%
Multi-Utilities & Unregulated Power             1.31%
Office Electronics                              0.13%
Oil, Gas & Consumable Fuels                     8.54%
Paper & Forest Products                         0.30%
Personal Products                               0.16%
Pharmaceuticals                                 6.18%
Real Estate Investment Trusts                   1.17%
Real Estate Management & Development            0.05%
Road & Rail                                     0.77%
Semiconductors & Semiconductor
  Equipment                                     2.65%
Software                                        3.20%
Specialty Retail                                1.88%
Textiles, Apparel & Luxury Goods                0.45%
Thrift & Mortgage Finance                       1.34%
Tobacco                                         1.24%
Trading Company & Distributors                  0.05%
Wireless Telecommunication Services             0.61%
-------------------------------------------------------
U.S. TREASURY OBLIGATION                        0.05%
-------------------------------------------------------
SECURITIES LENDING COLLATERAL                  12.72%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     111.42%
-------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL                          (12.72%)
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   1.30%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------



Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                           PERCENTAGE
TOP 10 EQUITY HOLDINGS                   OF NET ASSETS
------------------------------------------------------

Exxon Mobil                                    3.48%
General Electric                               2.90%
AT&T                                           1.89%
Citigroup                                      1.87%
Microsoft                                      1.83%
Bank of America                                1.60%
Procter & Gamble                               1.42%
American International Group                   1.34%
Chevron                                        1.33%
Pfizer                                         1.32%
------------------------------------------------------
TOTAL                                         18.98%
------------------------------------------------------





                            LVIP S&P 500 Index Fund-2

LVIP S&P 500 INDEX FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                    NUMBER OF        VALUE
                                      SHARES       (U.S. $)


     COMMON STOCK-98.65%
     AEROSPACE & DEFENSE-2.61%
     Boeing......................     30,152     $ $2,899,416
     General Dynamics............     15,446        1,208,186
     Goodrich....................      4,935          293,929
     Honeywell International.....     29,801        1,677,200
     L-3 Communications
      Holdings..................       5,030          489,872
     Lockheed Martin.............     13,544        1,274,897
     Northrop Grumman............     13,152        1,024,146
     Precision Castparts.........      5,217          633,135
     Raytheon....................     16,900          910,741
     Rockwell Collins............      6,585          465,164
     United Technologies.........     38,075        2,700,660
                                                 ------------
                                                   13,577,346
                                                 ------------
     AIR FREIGHT &
      LOGISTICS-0.89%
     FedEx.......................     11,749        1,303,787
  *  Robinson (C.H.) Worldwide...      6,983          366,747
  *  United Parcel Service Class
      B.........................      40,559        2,960,807
                                                 ------------
                                                    4,631,341
                                                 ------------
     AIRLINES-0.08%
  *  Southwest Airlines..........     29,462          439,278
                                                 ------------
                                                      439,278
                                                 ------------
     AUTO COMPONENTS-0.22%
  +  Goodyear Tire & Rubber......      7,691          267,339
  *  Johnson Controls............      7,510          869,433
                                                 ------------
                                                    1,136,772
                                                 ------------
     AUTOMOBILES-0.40%
 *+  Ford Motor..................     71,362          672,229
     General Motors..............     21,517          813,342
  *  Harley-Davidson.............      9,760          581,794
                                                 ------------
                                                    2,067,365
                                                 ------------
     BEVERAGES-2.05%
     Anheuser-Busch Companies....     29,024        1,513,892
  *  Brown-Forman Class B........      3,120          228,010
     Coca-Cola...................     77,014        4,028,602
     Coca-Cola Enterprises.......     11,775          282,600
  +  Constellation Brands........      8,490          206,137
     Molson Coors Brewing Class
      B.........................       1,793          165,781
  *  Pepsi Bottling Group........      5,284          177,965
     PepsiCo.....................     62,427        4,048,391
                                                 ------------
                                                   10,651,378
                                                 ------------
     BIOTECHNOLOGY-1.13%
  +  Amgen.......................     44,387        2,454,157
  +  Biogen Idec.................     10,827          579,245
 *+  Celgene.....................     14,456          828,762
  +  Genzyme.....................      9,976          642,454
 *+  Gilead Sciences.............     35,662        1,382,616
                                                 ------------
                                                    5,887,234
                                                 ------------
     BUILDING PRODUCTS-0.16%
     American Standard
      Companies.................       6,840          403,423
     Masco.......................     14,227          405,043
                                                 ------------
                                                      808,466
                                                 ------------
     CAPITAL MARKETS-3.66%
     Ameriprise Financial........      8,913          566,599
  *  Bank of New York............     28,840        1,195,130
     Bear Stearns................      4,516          632,240
 *+  E Trade Financial...........     17,362          383,527
     Federated Investors Class
      B.........................       3,490          133,772
     Franklin Resources..........      6,268          830,322
     Goldman Sachs Group.........     15,649        3,391,920
  *  Janus Capital Group.........      8,026          223,444
  *  Legg Mason..................      5,257          517,184
     Lehman Brothers Holdings....     20,350        1,516,482
     Mellon Financial............     16,434          723,096
  *  Merrill Lynch...............     33,347        2,787,142
     Morgan Stanley..............     40,377        3,386,823
     Northern Trust..............      7,410          476,018
     Schwab (Charles)............     38,478          789,569
  *  State Street................     13,488          922,579
     T. Rowe Price Group.........     10,051          521,546
                                                 ------------
                                                   18,997,393
                                                 ------------
     CHEMICALS-1.59%
     Air Products & Chemicals....      8,222          660,802
     Ashland.....................      2,321          148,428
     Dow Chemical................     36,428        1,610,846
     duPont (E.I.) deNemours.....     35,315        1,795,414
     Eastman Chemical............      3,322          213,704
  *  Ecolab......................      7,020          299,754
 *+  Hercules....................      5,807          114,108
     International Flavors &
      Fragrances................       3,183          165,962
     Monsanto....................     20,752        1,401,590
     PPG Industries..............      6,202          472,034
     Praxair.....................     12,130          873,239
     Rohm & Haas.................      5,607          306,591
     Sigma-Aldrich...............      4,860          207,376
                                                 ------------
                                                    8,269,848
                                                 ------------
     COMMERCIAL BANKS-3.70%
  *  BB&T........................     20,647          839,920
     Comerica....................      6,128          364,432
     Commerce Bancorp............      7,540          278,905
     Compass Bancshares..........      5,300          365,594
     Fifth Third Bancorp.........     20,931          832,426
     First Horizon National......      4,787          186,693
  *  Huntington Bancshares.......      8,712          198,111
  *  KeyCorp.....................     14,843          509,560
  *  M&T Bank....................      2,979          318,455
     Marshall & Ilsley...........      9,905          471,775
     National City...............     21,880          729,042

                            LVIP S&P 500 Index Fund-3

LVIP S&P 500 INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                    NUMBER OF        VALUE
                                      SHARES       (U.S. $)

     COMMON STOCK (CONTINUED)
     COMMERCIAL BANKS (CONTINUED)
     PNC Financial Services
      Group.....................      13,137     $    940,346
     Regions Financial...........     26,829          888,040
     SunTrust Banks..............     13,604        1,166,407
     Synovus Financial...........     12,307          377,825
     U.S. Bancorp................     66,530        2,192,164
     Wachovia....................     73,318        3,757,548
  *  Wells Fargo.................    128,016        4,502,322
  *  Zions Bancorp...............      4,352          334,712
                                                 ------------
                                                   19,254,277
                                                 ------------
     COMMERCIAL SERVICES & SUPPLIES-0.55%
  +  Allied Waste Industries.....      9,630          129,620
     Avery Dennison..............      3,903          259,471
     Cintas......................      5,530          218,048
     Donnelley (R.R.) & Sons.....      8,686          377,928
     Equifax.....................      5,659          251,373
 *+  Monster Worldwide...........      5,118          210,350
  *  Pitney Bowes................      8,268          387,108
  *  Robert Half International...      6,588          240,462
     Waste Management............     19,669          768,074
                                                 ------------
                                                    2,842,434
                                                 ------------
     COMMUNICATIONS EQUIPMENT-2.62%
 *+  Avaya.......................     17,609          296,536
 *+  Ciena.......................      3,569          128,948
 *+  Cisco Systems...............    232,832        6,484,371
  +  Corning.....................     60,089        1,535,274
 *+  JDS Uniphase................      8,302          111,496
 *+  Juniper Networks............     21,442          539,695
  *  Motorola....................     88,441        1,565,406
     QUALCOMM....................     63,821        2,769,193
  +  Tellabs.....................     17,332          186,492
                                                 ------------
                                                   13,617,411
                                                 ------------
     COMPUTERS & PERIPHERALS-3.88%
  +  Apple.......................     33,148        4,045,382
 *+  Dell........................     86,946        2,482,308
  +  EMC.........................     80,143        1,450,588
     Hewlett-Packard.............    100,386        4,479,223
  *  International Business
      Machines..................      52,378        5,512,785
  +  Lexmark International Class
      A.........................       3,912          192,901
  +  NCR.........................      7,078          371,878
 *+  Network Appliance...........     14,003          408,888
  +  QLogic......................      7,494          124,775
 *+  SanDisk.....................      8,604          421,080
  +  Sun Microsystems............    135,565          713,072
                                                 ------------
                                                   20,202,880
                                                 ------------
     CONSTRUCTION & ENGINEERING-0.08%
     Fluor.......................      3,572          397,814
                                                 ------------
                                                      397,814
                                                 ------------

     CONSTRUCTION MATERIALS-0.08%
  *  Vulcan Materials............      3,833          439,032
                                                 ------------
                                                      439,032
                                                 ------------
     CONSUMER FINANCE-0.95%
     American Express............     45,514        2,784,546
  *  Capital One Financial.......     15,769        1,236,920
     SLM.........................     15,663          901,876
                                                 ------------
                                                    4,923,342
                                                 ------------
     CONTAINERS & PACKAGING-0.19%
  *  Ball........................      4,120          219,060
     Bemis.......................      3,634          120,576
  +  Pactiv......................      5,806          185,153
     Sealed Air..................      6,578          204,050
  *  Temple-Inland...............      4,205          258,734
                                                 ------------
                                                      987,573
                                                 ------------
     DISTRIBUTORS 0.07%
     Genuine Parts...............      6,922          343,331
                                                 ------------
                                                      343,331
                                                 ------------
     DIVERSIFIED CONSUMER SERVICES-0.12%
 *+  Apollo Group Class A........      5,851          341,874
  *  Block (H&R).................     12,927          302,104
                                                 ------------
                                                      643,978
                                                 ------------
     DIVERSIFIED FINANCIAL SERVICES-5.01%
  *  Bank of America.............    170,238        8,322,936
  *  Chicago Mercantile Exchange
      Holdings Class A..........       1,349          720,852
     CIT Group...................      7,224          396,092
     Citigroup...................    189,777        9,733,661
     JPMorgan Chase..............    131,011        6,347,483
     Moody's.....................      8,708          541,638
                                                 ------------
                                                   26,062,662
                                                 ------------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-3.09%
     AT&T........................    236,542        9,816,493
  *  CenturyTel..................      4,683          229,701
  *  Citizens Communications.....     12,978          198,174
     Embarq......................      5,880          372,616
 *+  Qwest Communications
      International.............      58,835          570,700
  *  Verizon Communications......    111,291        4,581,850
     Windstream..................     19,687          290,580
                                                 ------------
                                                   16,060,114
                                                 ------------
     ELECTRIC UTILITIES-1.60%
  +  Allegheny Energy............      6,499          336,258
     American Electric Power.....     15,138          681,816
     Edison International........     12,954          726,978
     Entergy.....................      7,502          805,340
     Exelon......................     25,721        1,867,344
     FirstEnergy.................     11,586          749,962
     FPL Group...................     15,471          877,825
     Pinnacle West Capital.......      3,653          145,572
     PPL.........................     14,621          684,117

                            LVIP S&P 500 Index Fund-4

LVIP S&P 500 INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                    NUMBER OF        VALUE
                                      SHARES       (U.S. $)

     COMMON STOCK (CONTINUED)
     ELECTRIC UTILITIES (CONTINUED)
     Progress Energy.............      9,892     $    450,976
  *  Southern....................     28,642          982,134
                                                 ------------
                                                    8,308,322
                                                 ------------

     ELECTRICAL EQUIPMENT-0.43%
     Cooper Industries Class A...      7,260          414,473
     Emerson Electric............     30,372        1,421,410
     Rockwell Automation.........      5,946          412,890
                                                 ------------
                                                    2,248,773
                                                 ------------

     ELECTRONIC EQUIPMENT & INSTRUMENTS-0.22%
  +  Agilent Technologies........     15,003          576,716
     Jabil Circuit...............      7,518          165,922
     Molex.......................      5,545          166,406
  +  Solectron...................     37,286          137,212
  *  Tektronix...................      3,526          118,967
                                                 ------------
                                                    1,165,223
                                                 ------------

     ENERGY EQUIPMENT & SERVICES-2.07%
  *  Baker Hughes................     12,210        1,027,227
     BJ Services.................     11,722          333,374
  *  ENSCO International.........      5,599          341,595
     Halliburton.................     34,875        1,203,188
 *+  Nabors Industries...........     10,584          353,294
  +  National Oilwell Varco......      6,747          703,307
     Noble.......................      5,067          494,134
  *  Rowan Companies.............      4,410          180,722
  *  Schlumberger................     45,164        3,836,230
     Smith International.........      7,567          443,729
  +  Transocean..................     10,992        1,164,932
  +  Weatherford International...     12,813          707,790
                                                 ------------
                                                   10,789,522
                                                 ------------
     FOOD & STAPLES RETAILING-2.31%
     Costco Wholesale............     17,018          995,893
     CVS Caremark................     59,053        2,152,482
     Kroger......................     26,910          756,978
  *  Safeway.....................     16,728          569,254
     Supervalu...................      8,238          381,584
  *  Sysco.......................     23,494          775,067
     Walgreen....................     38,253        1,665,536
     Wal-Mart Stores.............     92,921        4,470,429
  *  Whole Foods Market..........      5,885          225,396
                                                 ------------
                                                   11,992,619
                                                 ------------
     FOOD PRODUCTS-1.47%
     Archer-Daniels-Midland......     24,823          821,393
     Campbell Soup...............      8,668          336,405
     ConAgra Foods...............     18,836          505,935
  +  Dean Foods..................      5,390          171,779
  *  General Mills...............     13,169          769,333
     Heinz (H.J.)................     12,310          584,356
     Hershey.....................      6,921          350,341
     Kellogg.....................     10,019          518,884
     Kraft Foods Class A.........     61,376        2,163,504
     McCormick & Co. ............      5,437          207,585
     Sara Lee....................     27,760          483,024
  *  Tyson Foods Class A.........      9,982          229,985
     Wrigley, (Wm) Jr. ..........      8,729          482,801
                                                 ------------
                                                    7,625,325
                                                 ------------
     GAS UTILITIES-0.09%
     NICOR.......................      1,919           82,363
     Questar.....................      7,094          374,918
                                                 ------------
                                                      457,281
                                                 ------------
     HEALTH CARE EQUIPMENT & SUPPLIES-1.63%
     Bard (C.R.).................      3,990          329,694
     Bausch & Lomb...............      1,973          137,005
     Baxter International........     24,879        1,401,683
     Becton, Dickinson...........      9,302          692,999
     Biomet......................      9,817          448,833
  +  Boston Scientific...........     45,062          691,251
  +  Hospira.....................      6,098          238,066
     Medtronic...................     44,067        2,285,315
  +  St. Jude Medical............     12,803          531,196
     Stryker.....................     11,346          715,819
 *+  Varian Medical Systems......      5,288          224,793
  +  Zimmer Holdings.............      9,000          764,010
                                                 ------------
                                                    8,460,664
                                                 ------------
     HEALTH CARE PROVIDERS & SERVICES-2.20%
     Aetna.......................     19,674          971,896
     AmerisourceBergen...........      7,850          388,340
     Cardinal Health.............     14,659        1,035,512
     CIGNA.......................     10,904          569,407
  +  Coventry Health Care........      6,260          360,889
  +  Express Scripts.............     10,820          541,108
  +  Humana......................      6,642          404,564
  +  Laboratory Corp. of America
      Holdings..................       4,417          345,674
  *  Manor Care..................      2,937          191,757
     McKesson....................     11,214          668,803
 *+  Medco Health Solutions......     10,656          831,061
  +  Patterson Companies.........      5,476          204,091
     Quest Diagnostics...........      6,338          327,358
 *+  Tenet Healthcare............     19,968          129,992
     UnitedHealth Group..........     51,304        2,623,686
  +  WellPoint...................     23,466        1,873,290
                                                 ------------
                                                   11,467,428
                                                 ------------
     HEALTH CARE TECHNOLOGY-0.05%
     IMS Health..................      7,852          252,285
                                                 ------------
                                                      252,285
                                                 ------------
     HOTELS, RESTAURANTS & LEISURE-1.52%
     Carnival....................     16,828          820,702
     Darden Restaurants..........      5,566          244,848
     Harrah's Entertainment......      7,078          603,470
     Hilton Hotels...............     15,601          522,165
     International Game
      Technology................      12,569          498,989

                            LVIP S&P 500 Index Fund-5

LVIP S&P 500 INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                    NUMBER OF        VALUE
                                      SHARES       (U.S. $)

     COMMON STOCK (CONTINUED)
     HOTELS, RESTAURANTS & LEISURE (CONTINUED)
     Marriott International Class
      A.........................      12,433     $    537,603
     McDonald's..................     45,691        2,319,276
  +  Starbucks...................     28,148          738,604
     Starwood Hotels & Resorts
      Worldwide.................       8,147          546,419
     Wendy's International.......      3,850          141,488
  +  Wyndham Worldwide...........      7,673          278,223
  *  Yum Brands..................     19,874          650,277
                                                 ------------
                                                    7,902,064
                                                 ------------
     HOUSEHOLD DURABLES-0.59%
     Black & Decker..............      2,577          227,575
     Centex......................      4,400          176,440
     D.R. Horton.................     10,859          216,420
     Fortune Brands..............      5,772          475,441
     Harman International
      Industries................       2,561          299,125
     KB HOME.....................      3,260          128,346
  *  Leggett & Platt.............      6,781          149,521
     Lennar Class A..............      5,607          204,992
     Newell Rubbermaid...........     10,694          314,724
  *  Pulte Homes.................      8,463          189,994
     Snap-On.....................      2,512          126,881
     Stanley Works...............      3,309          200,856
     Whirlpool...................      3,222          358,286
                                                 ------------
                                                    3,068,601
                                                 ------------
     HOUSEHOLD PRODUCTS-1.96%
     Clorox......................      5,876          364,900
     Colgate-Palmolive...........     19,519        1,265,807
     Kimberly-Clark..............     17,399        1,163,819
     Procter & Gamble............    120,782        7,390,650
                                                 ------------
                                                   10,185,176
                                                 ------------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.48%
  +  AES.........................     26,654          583,190
     Constellation Energy Group..      6,849          597,027
  +  Dynegy......................     16,192          152,852
  *  TXU.........................     17,515        1,178,760
                                                 ------------
                                                    2,511,829
                                                 ------------
     INDUSTRIAL CONGLOMERATES-3.96%
     3M..........................     27,565        2,392,366
     General Electric............    394,827       15,113,978
     Textron.....................      4,747          522,692
     Tyco International..........     75,891        2,564,357
                                                 ------------
                                                   20,593,393
                                                 ------------
     INSURANCE-4.67%
     ACE.........................     12,376          773,748
  *  AFLAC.......................     18,634          957,788
     Allstate....................     23,195        1,426,724
     Ambac Financial Group.......      3,824          333,415
     American International
      Group.....................      99,500        6,967,986
  *  Aon.........................     11,091          472,588
  *  Assurant....................      4,152          244,636
     Chubb.......................     15,273          826,880
  *  Cincinnati Financial........      7,103          308,270
     Genworth Financial..........     15,841          544,930
     Hartford Financial Services
      Group.....................      12,081        1,190,099
  *  Lincoln National............     10,288          729,934
     Loews.......................     16,965          864,876
     Marsh & McLennan............     21,075          650,796
  *  MBIA........................      5,233          325,597
  *  MetLife.....................     28,356        1,828,395
     Principal Financial Group...     10,149          591,585
  *  Progressive.................     27,936          668,508
     Prudential Financial........     17,876        1,738,083
     SAFECO......................      4,451          277,119
     Torchmark...................      3,995          267,665
     Travelers Companies.........     25,349        1,356,172
  *  Unum Group..................     13,558          353,999
     XL Capital Limited Class A..      7,172          604,528
                                                 ------------
                                                   24,304,321
                                                 ------------
     INTERNET & CATALOG RETAIL-0.22%
 *+  Amazon.com..................     11,829          809,222
 *+  InterActiveCorp.............      9,085          314,432
                                                 ------------
                                                    1,123,654
                                                 ------------
     INTERNET SOFTWARE & SERVICES-1.40%
 *+  eBay........................     43,224        1,390,948
  +  Google Class A..............      8,359        4,374,934
 *+  VeriSign....................      9,159          290,615
 *+  Yahoo.......................     46,160        1,252,321
                                                 ------------
                                                    7,308,818
                                                 ------------
     IT SERVICES-1.08%
  +  Affiliated Computer Services
      Class A...................       4,141          234,878
     Automatic Data Processing...     21,083        1,021,892
  +  Cognizant Technology
      Solutions Class A.........       5,822          437,174
  +  Computer Sciences...........      6,521          385,717
  +  Convergys...................      5,433          131,696
     Electronic Data Systems.....     19,258          534,024
     Fidelity National
      Information Services......       6,139          333,225
     First Data..................     28,731          938,642
  +  Fiserv......................      6,323          359,146
     Paychex.....................     12,860          503,083
 *+  Unisys......................     13,254          121,142
     Western Union...............     29,296          610,236
                                                 ------------
                                                    5,610,855
                                                 ------------
     LEISURE EQUIPMENT & PRODUCTS-0.20%
     Brunswick...................      3,901          127,290
  *  Eastman Kodak...............     11,244          312,921
     Hasbro......................      6,377          200,302
     Mattel......................     16,055          406,030
                                                 ------------
                                                    1,046,543
                                                 ------------


                            LVIP S&P 500 Index Fund-6

LVIP S&P 500 INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                    NUMBER OF        VALUE
                                      SHARES       (U.S. $)

     COMMON STOCK (CONTINUED)
     LIFE SCIENCES TOOLS & SERVICES-0.30%
     Applera Corp. -- Applied
      Biosystems Group..........       7,153     $    218,453
 *+  Millipore...................      2,153          161,669
     PerkinElmer.................      4,741          123,550
 *+  Thermo Fisher Scientific....     16,052          830,209
  +  Waters......................      4,096          243,139
                                                 ------------
                                                    1,577,020
                                                 ------------

     MACHINERY-1.68%
     Caterpillar.................     24,492        1,917,723
     Cummins.....................      4,188          423,867
  *  Danaher.....................      9,039          682,445
     Deere & Co. ................      8,576        1,035,466
     Dover.......................      7,938          406,029
     Eaton.......................      5,541          515,313
  *  Illinois Tool Works.........     15,678          849,591
     Ingersoll-Rand Class A......     11,440          627,141
     ITT.........................      7,193          491,138
     PACCAR......................      9,446          822,180
     Pall........................      4,806          221,028
     Parker Hannifin.............      4,368          427,671
  +  Terex.......................      4,057          329,834
                                                 ------------
                                                    8,749,426
                                                 ------------
     MEDIA-3.30%
  *  CBS Class B.................     27,894          929,428
     Citadel Broadcasting........        401            2,588
     Clear Channel
      Communications............      18,854          713,058
 *+  Comcast Class A.............    119,215        3,352,327
  +  DIRECTV Group...............     29,272          676,476
     Disney (Walt)...............     75,863        2,589,964
     Dow Jones...................      2,449          140,695
  *  Gannett.....................      8,871          487,461
 *+  Interpublic Group...........     18,376          209,486
     McGraw-Hill Companies.......     13,065          889,465
     Meredith....................      1,757          108,231
  *  New York Times Class A......      5,226          132,740
     News Class A................     89,073        1,889,238
  *  Omnicom Group...............     12,558          664,569
     Scripps (E.W.) Class A......      3,356          153,336
     Time Warner.................    144,986        3,050,506
     Tribune.....................      2,986           87,788
  +  Viacom Class B..............     26,273        1,093,745
                                                 ------------
                                                   17,171,101
                                                 ------------
     METALS & MINING-0.92%
  *  Alcoa.......................     33,189        1,345,150
     Allegheny Technologies......      4,012          420,779
     Freeport-McMoRan Copper &
      Gold Class B..............      14,321        1,186,065
     Newmont Mining..............     17,122          668,785
     Nucor.......................     11,450          671,543
     United States Steel.........      4,472          486,330
                                                 ------------
                                                    4,778,652
                                                 ------------
     MULTILINE RETAIL-1.14%
  +  Big Lots....................      4,106          120,799
     Dillard's Class A...........      2,372           85,226
     Dollar General..............     12,686          278,077
  *  Family Dollar Stores........      6,068          208,254
  +  Kohl's......................     12,280          872,248
     Macy's......................     17,451          694,201
     Nordstrom...................      9,151          467,799
  *  Penney (J.C.)...............      8,531          617,474
  +  Sears Holdings..............      3,116          528,162
  *  Target......................     32,573        2,071,642
                                                 ------------
                                                    5,943,882
                                                 ------------

     MULTI-UTILITIES & UNREGULATED POWER-1.31%
  *  Ameren......................      7,992          391,688
  *  CenterPoint Energy..........     11,638          202,501
  *  CMS Energy..................     10,178          175,062
  *  Consolidated Edison.........     10,218          461,036
  *  Dominion Resources..........     13,359        1,153,014
  *  DTE Energy..................      7,179          346,171
  *  Duke Energy.................     47,939          877,283
     Integrys Energy Group.......      3,109          157,720
     KeySpan.....................      7,041          295,581
     Nisource....................     11,777          243,902
     PG&E........................     13,326          603,668
     Public Service Enterprise
      Group.....................       9,619          844,356
     Sempra Energy...............      9,999          592,241
     TECO Energy.................      9,498          163,176
     Xcel Energy.................     15,916          325,801
                                                 ------------
                                                    6,833,200
                                                 ------------
     OFFICE ELECTRONICS-0.13%
 *+  Xerox.......................     35,576          657,444
                                                 ------------
                                                      657,444
                                                 ------------
     OIL, GAS & CONSUMABLE FUELS-8.54%
     Anadarko Petroleum..........     17,665          918,403
     Apache......................     12,620        1,029,666
  *  Chesapeake Energy...........     15,503          536,404
     Chevron.....................     82,431        6,943,987
     ConocoPhillips..............     62,655        4,918,418
     Consol Energy...............      7,275          335,450
     Devon Energy................     16,980        1,329,364
     El Paso.....................     28,410          489,504
  *  EOG Resources...............      9,288          678,581
     Exxon Mobil.................    216,206       18,135,359
     Hess........................     10,934          644,669
     Marathon Oil................     26,209        1,571,492
  *  Murphy Oil..................      7,337          436,111
     Occidental Petroleum........     31,879        1,845,157

                            LVIP S&P 500 Index Fund-7

LVIP S&P 500 INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                    NUMBER OF        VALUE
                                      SHARES       (U.S. $)

     COMMON STOCK (CONTINUED)
     OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     Peabody Energy..............     10,010     $    484,284
  *  Spectra Energy..............     23,964          622,105
     Sunoco......................      4,566          363,819
     Valero Energy...............     20,975        1,549,214
     Williams Companies..........     22,754          719,481
     XTO Energy..................     14,593          877,039
                                                 ------------
                                                   44,428,507
                                                 ------------
     PAPER & FOREST PRODUCTS-0.30%
  *  International Paper.........     16,521          645,145
     MeadWestvaco................      7,215          254,834
     Weyerhaeuser................      8,192          646,594
                                                 ------------
                                                    1,546,573
                                                 ------------

     PERSONAL PRODUCTS-0.16%
     Avon Products...............     16,641          611,556
     Estee Lauder Companies Class
      A.........................       5,070          230,736
                                                 ------------
                                                      842,292
                                                 ------------
     PHARMACEUTICALS-6.18%
     Abbott Laboratories.........     59,001        3,159,504
     Allergan....................     11,675          672,947
  +  Barr Pharmaceuticals........      4,090          205,441
     Bristol-Myers Squibb........     75,327        2,377,320
  +  Forest Laboratories.........     12,035          549,398
     Johnson & Johnson...........    111,093        6,845,550
  +  King Pharmaceuticals........      9,473          193,818
     Lilly (Eli).................     37,746        2,109,246
     Merck.......................     83,063        4,136,537
  *  Mylan Laboratories..........      9,900          180,081
     Pfizer......................    269,175        6,882,804
     Schering-Plough.............     56,932        1,733,010
  +  Watson Pharmaceuticals......      4,466          145,279
     Wyeth.......................     51,513        2,953,755
                                                 ------------
                                                   32,144,690
                                                 ------------
     REAL ESTATE INVESTMENT TRUSTS-1.17%
  *  Apartment Investment &
      Management Class A........       3,583          180,655
     Archstone-Smith Trust.......      8,429          498,238
  *  AvalonBay Communities.......      3,181          378,157
     Boston Properties...........      4,494          458,972
  *  Developers Diversified
      Realty....................       4,652          245,207
     Equity Residential..........     11,527          525,977
     General Growth Properties...      8,435          446,633
  *  Host Hotels & Resorts.......     21,175          489,566
  *  Kimco Realty................      8,740          332,732
  *  Plum Creek Timber...........      7,343          305,909
     ProLogis....................      9,719          553,011
  *  Public Storage..............      4,696          360,747
  *  Simon Property Group........      8,497          790,561
  *  Vornado Realty Trust........      4,946          543,269
                                                 ------------
                                                    6,109,634
                                                 ------------

     REAL ESTATE MANAGEMENT & DEVELOPMENT-0.05%
  +  CB Richard Ellis Group Class
      A.........................       7,512          274,188
                                                 ------------
                                                      274,188
                                                 ------------
     ROAD & RAIL-0.77%
     Burlington Northern Santa
      Fe........................      13,584        1,156,542
  *  CSX.........................     16,614          748,959
     Norfolk Southern............     14,952          786,027
     Ryder System................      2,305          124,009
     Union Pacific...............     10,329        1,189,384
                                                 ------------
                                                    4,004,921
                                                 ------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.65%
 *+  Advanced Micro Devices......     22,092          315,916
     Altera......................     14,430          319,336
     Analog Devices..............     12,357          465,117
     Applied Materials...........     52,684        1,046,831
  +  Broadcom Class A............     17,610          515,093
  *  Intel.......................    222,759        5,292,754
     KLA-Tencor..................      7,221          396,794
  *  Linear Technology...........      9,535          344,976
  +  LSI.........................     28,687          215,439
  *  Maxim Integrated Products...     12,817          428,216
  +  MEMC Electronic Materials...      8,491          518,970
 *+  Micron Technology...........     30,005          375,963
     National Semiconductor......     10,446          295,308
 *+  Novellus Systems............      4,932          139,921
 *+  NVIDIA......................     14,498          598,912
  +  Teradyne....................      7,863          138,232
     Texas Instruments...........     54,845        2,063,817
  *  Xilinx......................     11,154          298,593
                                                 ------------
                                                   13,770,188
                                                 ------------
     SOFTWARE-3.20%
 *+  Adobe Systems...............     22,387          898,838
  +  Autodesk....................      8,716          410,349
  +  BMC Software................      7,975          241,643
  *  CA..........................     16,641          429,837
  +  Citrix Systems..............      7,419          249,798
  +  Compuware...................     12,875          152,698
  +  Electronic Arts.............     11,744          555,726
  +  Intuit......................     13,827          415,916
  *  Microsoft...................    322,994        9,518,633
  +  Novell......................     13,489          105,079
  +  Oracle......................    151,600        2,988,036
 *+  Symantec....................     34,220          691,244
                                                 ------------
                                                   16,657,797
                                                 ------------

     SPECIALTY RETAIL-1.88%
     Abercrombie & Fitch Class
      A.........................       3,696          269,734
 *+  AutoNation..................      6,035          135,425
  +  AutoZone....................      1,986          271,327
  +  Bed Bath & Beyond...........     10,312          371,129
     Best Buy....................     15,379          717,738
     Circuit City Stores.........      5,561           83,860

                            LVIP S&P 500 Index Fund-8

LVIP S&P 500 INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                    NUMBER OF        VALUE
                                      SHARES       (U.S. $)

     COMMON STOCK (CONTINUED)
     SPECIALTY RETAIL (CONTINUED)
     Gap.........................     21,695     $    414,375
     Home Depot..................     75,606        2,975,095
  *  Limited Brands..............     13,827          379,551
     Lowe's Companies............     57,541        1,765,933
  +  Office Depot................     11,263          341,269
     OfficeMax...................      3,074          120,808
  *  RadioShack..................      5,818          192,809
     Sherwin-Williams............      4,446          295,526
     Staples.....................     27,140          644,032
  *  Tiffany & Co. ..............      5,480          290,769
  *  TJX Companies...............     18,405          506,138
                                                 ------------
                                                    9,775,518
                                                 ------------
     TEXTILES, APPAREL & LUXURY GOODS-0.45%
 *+  Coach.......................     14,087          667,583
     Jones Apparel Group.........      4,180          118,085
  *  Liz Claiborne...............      3,909          145,806
     NIKE Class B................     14,425          840,834
     Polo Ralph Lauren...........      2,594          254,497
  *  VF..........................      3,666          335,732
                                                 ------------
                                                    2,362,537
                                                 ------------
     THRIFT & MORTGAGE FINANCE-1.34%
  *  Countrywide Financial.......     22,572          820,492
  *  Fannie Mae..................     37,246        2,433,282
     Freddie Mac.................     25,276        1,534,253
  *  Hudson City Bancorp.........     17,983          219,752
  *  MGIC Investment.............      3,317          188,605
  *  Sovereign Bancorp...........     14,245          301,139
  *  Washington Mutual...........     33,956        1,447,884
                                                 ------------
                                                    6,945,407
                                                 ------------
     TOBACCO-1.24%
     Altria Group................     80,647        5,656,581
     Reynolds American...........      6,865          447,598
  *  UST.........................      6,462          347,074
                                                 ------------
                                                    6,451,253
                                                 ------------

     TRADING COMPANY & DISTRIBUTORS-0.05%
     Grainger (W.W.).............      2,953          274,777
                                                 ------------
                                                      274,777
                                                 ------------
     WIRELESS TELECOMMUNICATION SERVICES-0.61%
     ALLTEL......................     13,151          888,350
     Sprint Nextel...............    110,749        2,293,612
                                                 ------------
                                                    3,181,962
                                                 ------------
     TOTAL COMMON STOCK
      (COST $471,138,313)                         513,144,934
                                                 ------------








                                     PRINCIPAL
                                       AMOUNT          VALUE
                                      (U.S. $)        (U.S. $)


  *  U.S. TREASURY
      OBLIGATION-0.05%
     U S Treasury Bill 4.658%
      9/20/07...................    $   275,000    $     272,140
                                                   -------------
     TOTAL U.S. TREASURY OBLIGATION
      (COST $272,151).........................           272,140
                                                   -------------

     TOTAL VALUE OF SECURITIES BEFORE
      SECURITIES LENDING COLLATERAL-98.70%
      (COST $471,410,464).....................       513,417,074
                                                   -------------


                                     NUMBER OF
                                       SHARES

     SECURITIES LENDING COLLATERAL**-12.72%
     SHORT-TERM
      INVESTMENTS-12.72%
     Citibank Investors Principal
      Preservation Trust I......     66,192,704       66,192,704
                                                   -------------

     TOTAL SECURITIES LENDING COLLATERAL
      (COST $66,192,704)......................        66,192,704
                                                   -------------







                            LVIP S&P 500 Index Fund-9

LVIP S&P 500 INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)



TOTAL VALUE OF SECURITIES-111.42% (COST $537,603,168).........................   $579,609,778
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(12.72%).................    (66,192,704)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.30%.........................      6,794,438
                                                                                 ------------
NET ASSETS APPLICABLE TO 49,167,167 SHARES OUTSTANDING-100.00%................   $520,211,512
                                                                                 ============
NET ASSET VALUE-LVIP S&P 500 INDEX FUND STANDARD CLASS ($514,428,491 /
  48,570,869 SHARES)..........................................................        $10.591
                                                                                      =======
NET ASSET VALUE-LVIP S&P 500 INDEX FUND SERVICE CLASS ($5,783,021 / 546,270
  SHARES).....................................................................        $10.586
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $494,481,974
Undistributed net investment income...........................................      2,118,746
Accumulated net realized loss on investments..................................    (18,316,691)
Net unrealized appreciation of investments....................................     41,927,483
                                                                                 ------------
Total net assets..............................................................   $520,211,512
                                                                                 ============




----------

+ Non-income producing security for the period ended June 30, 2007.

* Fully or partially on loan.

 Fully or partially pledged as collateral for financial futures contracts.

* Zero coupon security. The rate shown is the yield at the time of purchase.

** See Note 9 in "Notes to Financial Statements."

 Includes $63,954,336 of securities loaned.

 Considered an affiliated company. See Note 2 in "Notes to Financial Statements." Investments in companies considered to be affiliates of the Fund were as follows:


                           BALANCE AT         GROSS        GROSS       REALIZED GAINS       VALUE     DIVIDEND
COMPANY               BEGINNING OF PERIOD   ADDITIONS   REDUCTIONS   DURING THE PERIOD     6/30/07     INCOME
-------               -------------------   ---------   ----------   -----------------   ----------   --------


Lincoln National            $354,244         $424,200     $74,367         $37,919        $  729,934    $4,215
Mellon Financial             321,773          377,608          --              --           723,096     3,359
                            --------                                                     ----------    ------
                            $676,017                                                     $1,453,030    $7,574
                            ========                                                     ==========    ======



The following futures contracts were outstanding at June 30, 2007:

FINANCIAL FUTURES CONTRACTS(1)


                          NOTIONAL      NOTIONAL                         UNREALIZED
CONTRACTS TO BUY            COST          VALUE      EXPIRATION DATE    DEPRECIATION
----------------         ----------    ----------    ---------------    ------------


118 S&P 500 E-mini       $9,019,987    $8,940,860        9/15/07          $(79,127)


The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund's net assets.

(1) See Note 8 in "Notes to Financial Statements."

                             See accompanying notes



                           LVIP S&P 500 Index Fund-10

LVIP S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)







INVESTMENT INCOME:
Dividends............................   $ 2,427,522
Interest.............................         5,718
Securities lending income............        29,550
                                        -----------
                                          2,462,790
                                        -----------
EXPENSES:
Management fees......................       301,066
Accounting and administration
 expenses...........................         25,530
Reports and statements to
 shareholders.......................         20,397
Custodian fees.......................        18,859
S&P license fees.....................        13,148
Professional fees....................         6,405
Trustees' fees.......................         4,441
Distribution expenses-Service Class..         2,118
Other................................         6,397
                                        -----------
                                            398,361
Less expenses waived.................       (44,621)
                                        -----------
Total operating expenses.............       353,740
                                        -----------
NET INVESTMENT INCOME................     2,109,050
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain on:
 Investments........................      3,594,516
 Futures contracts..................        100,836
                                        -----------
Net realized gain....................     3,695,352
Net change in unrealized
 appreciation/depreciation of
 investments........................     10,470,678
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS........................     14,166,030
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $16,275,080
                                        ===========




                             See accompanying notes


LVIP S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                 SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07         ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income........   $  2,109,050   $  3,982,825
Net realized gain (loss) on
 investments................       3,695,352     (3,869,456)
Net change in unrealized
 appreciation/depreciation
 of investments.............      10,470,678     33,534,627
                                ------------   ------------
Net increase in net assets
 resulting from operations..      16,275,080     33,647,996
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --     (3,709,858)
                                ------------   ------------
                                          --     (3,709,858)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............     310,904,447      9,524,242
 Service Class..............       1,484,437             --
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --      3,709,858
Net assets from merger(1):
 Standard Class.............         648,651             --
 Service Class..............       4,454,609             --
                                ------------   ------------
                                 317,492,144     13,234,100
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............     (49,878,264)   (39,877,033)
 Service Class..............        (187,298)            --
                                ------------   ------------
                                 (50,065,562)   (39,877,033)
                                ------------   ------------
Increase (decrease) in net
 assets derived from capital
 share transactions.........     267,416,582    (26,642,933)
                                ------------   ------------
NET INCREASE IN NET ASSETS...    283,701,662      3,295,205
NET ASSETS:
Beginning of period..........    236,509,850    233,214,645
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 $2,118,746 and $3,990,131,
 respectively)..............    $520,211,512   $236,509,850
                                ============   ============




--------

(1)See Note 7 in "Notes to Financial Statements."

                             See accompanying notes




                           LVIP S&P 500 Index Fund-11

LVIP S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS(1)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                    LVIP S&P 500 INDEX FUND STANDARD CLASS
                                                   SIX MONTHS
                                                     ENDED
                                                    6/30/072                              YEAR ENDED
                                                  (UNAUDITED)    12/31/06    12/31/05    12/31/04    12/31/03(5)    12/31/02
                                                  -----------    -----------------------------------------------------------


Net asset value, beginning of period...........     $  9.916     $  8.718    $  8.470    $  7.756      $  6.130     $  7.969

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3).......................        0.085        0.154       0.140       0.140         0.100        0.080
Net realized and unrealized gain (loss) on
 investments..................................         0.590        1.185       0.246       0.670         1.610       (1.843)
                                                    --------     --------    --------    --------      --------     --------
Total from investment operations...............        0.675        1.339       0.386       0.810         1.710       (1.763)
                                                    --------     --------    --------    --------      --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..........................           --       (0.141)     (0.138)     (0.096)       (0.084)      (0.076)
                                                    --------     --------    --------    --------      --------     --------
Total dividends and distributions..............           --       (0.141)     (0.138)     (0.096)       (0.084)      (0.076)
                                                    --------     --------    --------    --------      --------     --------

Net asset value, end of period.................     $ 10.591     $  9.916    $  8.718    $  8.470      $  7.756     $  6.130
                                                    ========     ========    ========    ========      ========     ========

Total return(4)................................        6.81%       15.52%       4.69%      10.56%        28.30%      (22.34%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)........     $514,429     $236,510    $233,215    $237,290      $214,568     $165,873
Ratio of expenses to average net assets........        0.28%        0.28%       0.28%       0.28%         0.28%        0.28%
Ratio of expenses to average net assets prior
 to fees waived...............................         0.31%        0.34%       0.34%       0.34%         0.39%        0.34%
Ratio of net investment income to average net
 assets.......................................         1.67%        1.69%       1.60%       1.74%         1.48%        1.28%
Ratio of net investment income to average net
 assets prior to fees waived..................         1.64%        1.63%       1.54%       1.68%         1.37%        1.22%
Portfolio turnover.............................          29%           4%          5%          2%            2%           3%



----------
(1) Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. S&P 500 Index Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2007 and the year ended December 31, 2006.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Commencing December 12, 2003, Mellon Capital Management Corporation replaced Barclays Global Fund Advisors as the Fund's sub-advisor.

                             See accompanying notes



                           LVIP S&P 500 Index Fund-12

LVIP S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                            LVIP S&P 500 INDEX
                                            FUND SERVICE CLASS
                                                4/30/07(1)
                                                    TO
                                                  6/30/07
                                                (UNAUDITED)
                                            ------------------


Net asset value, beginning of period.....         $10.412

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2).................           0.028
Net realized and unrealized gain on
 investments............................            0.146
                                                  -------
Total from investment operations.........           0.174
                                                  -------
Net asset value, end of period...........         $10.586
                                                  =======

Total return(3)..........................           1.67%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..         $ 5,783
Ratio of expenses to average net assets..           0.53%
Ratio of expenses to average net assets
 prior to fees waived...................            0.59%
Ratio of net investment income to average
 net assets.............................            1.55%
Ratio of net investment income to average
 net assets prior to fees waived........            1.49%
Portfolio turnover.......................             29%(4)



----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                             See accompanying notes



                           LVIP S&P 500 Index Fund-13

LVIP S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP S&P 500 Index Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Service Class shares commenced operations on April 30, 2007.

Effective April 30, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. S&P 500 Index Portfolio (the "JPVF Fund"). The shareholders of the JPVF Fund received shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the JPVF Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the JPVF Fund as of the date of the Reorganization. The JPVF Fund's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to April 30, 2007. For financial reporting purposes the JPVF Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

The Fund's investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN No. 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investments Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.


                           LVIP S&P 500 Index Fund-14

LVIP S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA), formerly Jefferson Pilot Investment Advisory Corporation (JPIA), is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.24% on the first $500 million of the average daily net assets of the Fund, 0.20% on the next $500 million, and 0.16% on average daily net assets in excess of $1 billion.

Mellon Capital Management Corporation (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.015% of the first $1 billion of the Fund's average daily net assets; and 0.010% of the Fund's average daily net assets over $1 billion, subject to annual minimum of $100,000.

LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 0.28% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Effective April 30, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2007, fees for these services amounted to $19,128. Prior to April 30, 2007, JPIA (the advisor of the JPVF
Fund) paid the accounting fees.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $4,104 and $2,298, respectively.

The S&P 500 Index Fund has investments in Lincoln National, the parent company of LIA; and in Mellon Financial, the parent company of Mellon Capital Management Corporation, the sub-advisor to the S&P 500 Index Fund.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA............   $50,515
Accounting and Administration Fees Payable
  to DSC..................................    23,494
Administration Fees Payable to Lincoln
  Life....................................     4,064
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc.............     1,063


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $302,206,958 and sales of $40,710,869 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $547,744,423. At June 30, 2007, net unrealized appreciation was $31,865,355 of which $59,803,429 related to unrealized appreciation of investments and $27,938,074 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                             ENDED
                                           12/31/06
                                          ----------


Ordinary income........................   $3,709,858


In addition, the Fund declared an ordinary income consent dividend of $3,980,435 for the year ended December 31, 2006. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.


                           LVIP S&P 500 Index Fund-15

LVIP S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $494,481,974
Undistributed ordinary income........      2,118,746
Capital loss carryforwards as of
  12/31/06...........................    (17,084,289)
Realized gains 1/1/07-6/30/07........      8,829,726
Unrealized appreciation of
  investments........................     31,865,355
                                        ------------
Net assets...........................   $520,211,512
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


        UNDISTRIBUTED
       NET INVESTMENT
                           PAID-IN
           INCOME          CAPITAL
       --------------    ----------


        $(3,980,435)     $3,980,435


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $4,856,835 expires in 2009, $8,927,038 expires in 2010, $1,643,587 expires in 2013 and $1,656,829 expires in 2014.

For the six months ended June 30, 2007, the Fund had capital gains of $8,829,726 which may reduce the capital loss carryforwards.

6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
  Standard Class.............   29,407,858          1,047,230
  Service Class..............      139,406                 --
Shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class.............           --            412,443
Shares issued from merger*:
  Standard Class.............       61,812                 --
  Service Class..............      424,491                 --
                                ----------         ----------
                                30,033,567          1,459,673
                                ----------         ----------
Shares repurchased:
  Standard Class.............   (4,749,627)        (4,358,980)
  Service Class..............      (17,627)               (--)
                                ----------         ----------
                                (4,767,254)        (4,358,980)
                                ----------         ----------
Net increase (decrease)......   25,266,313         (2,899,307)
                                ==========         ==========



--------

* See Note 7.


                           LVIP S&P 500 Index Fund-16

LVIP S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FUND MERGER
Effective April 30, 2007, LVIP S&P 500 Index Fund (the "Acquiring Fund") acquired all of the assets and assumed all of the liabilities of LVIP Core Fund (the "Acquired Fund"), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated gain (loss) of the Acquired Fund as of the close of business on April 27, 2007, were as follows:



Net assets.............................   $5,103,260
Accumulated net realized loss..........      (58,401)
Net unrealized appreciation............    1,002,592


The net assets of the Fund prior to the Reorganization were $247,965,881. The combined net assets after Reorganization were $253,069,141.

8. FINANCIAL FUTURES CONTRACTS
The Fund may invest in futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. Unrealized losses are included in receivables and other assets net of liabilities on the Statement of Net Assets.

9. SECURITIES LENDING
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., repurchase agreements collateralized by such securities or money market fund and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $63,954,336, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Security Lending Collateral".

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                           LVIP S&P 500 Index Fund-17

LVIP S&P 500 INDEX FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP S&P 500 Index Fund (formerly the S&P 500 Index Portfolio, a series of Jefferson Pilot Variable Fund, Inc.) shareholders voted on the following proposal at the special meeting of shareholders on March 15, 2007. The resulting votes are presented below:


                                                        OUTSTANDING        TOTAL       PERCENT     PERCENT     PERCENT
                                                           SHARES          VOTED         FOR       AGAINST     ABSTAIN
                                                        -----------     ----------     -------     -------     -------


1. The approval of an agreement and plan of reorganization providing for the acquisition of all of the assets of the of the Jefferson Pilot
  Variable Fund, Inc. S&P 500 Index Portfolio into the LVIP S&P 500 Index Fund, a series of Lincoln
  Variable Insurance Products Trust, and the assumption of all liabilities of the S&P 500
  Index Portfolio by the LVIP S&P 500 Index Fund and the subsequent liquidation of the S&P 500
  Index Portfolio.

  LVIP S&P 500 Index Fund..........................      23,961,064     23,961,064      88.85%       3.60%       7.55%


APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board considered that the investment management agreement between the Trust and Lincoln Investment Advisors Corporation ("LIA")(formerly Jefferson Pilot Investment Advisory Corporation) and the sub-advisory agreement with Mellon Capital Management Corporation ("Mellon"), on behalf of the newly created shell series of the Trust, LVIP S&P 500 Index Fund (the "Fund") (the investment management agreement together with the sub-advisory agreement are referred to as the "Advisory Agreements") were part of the initiatives recently undertaken by Lincoln and its affiliates to merge the Jefferson Pilot mutual funds complex into the Trust. As part of these initiatives, Fund Management proposed that certain Jefferson Pilot portfolios be reorganized into new shell series of the Trust, including the Fund, and that, with the exception of two Jefferson Pilot portfolios, each sub-advisor to the Jefferson Pilot portfolios would continue to serve as sub-advisor after the portfolios' reorganization into the Trust.

The Advisory Agreements were proposed and presented to the Board of Trustees of the Trust at Board meetings held on August 14, 2006, October 11, 2006 and November 13, 2006, with supporting materials prepared by Fund Management, Lipper Inc., an independent provider of investment company data and independent legal counsel to the Independent Trustees. The Independent Trustees consulted with their independent legal counsel regarding the nature of the information to be requested, and independent legal counsel on behalf of the Independent Trustees, sent a formal request for information regarding the proposals and the Advisory Agreements to Lincoln. In response to the request and a supplemental request for information, Fund Management provided extensive materials regarding the reasons for the proposals and, among other things, information regarding the Advisory Agreements. The Independent Trustees also considered the information provided by Fund Management in connection with the Jefferson Pilot S&P 500 Index portfolio's most recent annual contract renewal. The Independent Trustees met separately with their independent legal counsel, in-person and by phone, on several occasions to review the information provided by Fund Management. Among other matters, independent legal counsel advised the Independent Trustees of their duties pertaining to the approval of the proposed Advisory Agreements and the factors that they should consider in approving such agreements. In considering approval of the Advisory Agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees.

ADVISORY AGREEMENT WITH LINCOLN INVESTMENT ADVISORS CORPORATION
In considering the approval of the investment advisory agreement with LIA for the Fund, the Independent Trustees considered the nature, extent and quality of services proposed to be provided to the Fund by LIA, including LIA personnel, resources, compliance and oversight of sub-advisers and LIA's criteria for review of a sub-adviser's performance, the latter of which the Independent Trustees noted were the same as that of Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, the Trust's current investment adviser. The Independent Trustees reviewed the services to be provided by LIA in serving as investment adviser and overseeing a sub-adviser, information about its investment and compliance staff, LIA's Form ADV, compliance matters, performance information and considered that LIA would delegate day-to-day portfolio management responsibility to Mellon. The Independent Trustees noted Fund Management's representation that some of the same personnel that performed services on behalf of DMC, the Trust's current investment adviser, would also provide the same services on behalf of LIA, and considered that JPIA (the predecessor to LIA) has provided similar services to the Jefferson Pilot portfolios. The Independent Trustees also considered that Lincoln would provide administrative services for the Fund and that certain Lincoln personnel would also be providing services to the Fund on behalf of LIA. Based on this information, the Independent Trustees concluded that the services to be provided by LIA were expected to be acceptable.

The Independent Trustees reviewed the terms of the proposed investment management agreement with LIA and noted that other than the investment adviser and the term of the agreement, that it was the same as the current investment advisory agreement with DMC for the current Lincoln funds. The Independent Trustees reviewed the Fund's advisory fee schedule, and reviewed pro forma (assuming the merger of the Lincoln VIP Core Fund and the Jefferson Pilot S&P 500 Index portfolio into the Fund) expense ratio information for the Fund. The Board was provided information on the management fees for other funds managed by LIA, including the management fee of another Jefferson-Pilot index fund, and for the predecessor Jefferson Pilot S&P 500 Index portfolio's Lipper expense peer group. The Independent Trustees noted that, the Fund's proposed advisory fee was lower than the fees LIA proposes to charge another Lincoln index fund and was below the median of the Lipper expense peer group, and concluded that the advisory fee was reasonable. The Independent Trustees also reviewed the pro forma profitability analysis to LIA with respect to the Fund and concluded that the estimated profitability of LIA in connection with the management of the Fund was not unreasonable.

The Independent Trustees considered the Fund's advisory fee schedule, noted it contains breakpoints, and considered the Fund's estimated expense ratio and estimated asset size, including the additional assets expected from the proposed merger of the Lincoln VIP Core Fund and the Jefferson Pilot S&P 500 Index portfolio

                           LVIP S&P 500 Index Fund-18
into the Fund. The Independent Trustees noted that Fund Management agreed to limit the expenses of the Fund through at least April 30, 2008, and concluded that the advisory fee schedule, including the expense limitation, reflects an appropriate level of sharing with the Fund of any economies of scale. The Independent Trustees reviewed materials provided by Fund Management as to any additional benefits LIA may receive due to its association with the Fund, and noted that affiliates of LIA provide various services to the Lincoln funds.

At the November 13(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT WITH MELLON CAPITAL MANAGEMENT CORPORATION
In considering the approval of the proposed sub-advisory agreement between LIA and Mellon, the Independent Trustees considered the nature, extent and quality of services to be provided by Mellon. The Independent Trustees noted that Mellon currently provides day-to-day portfolio management services to the Jefferson Pilot S&P 500 Index portfolio to be reorganized into the Fund. The Independent Trustees reviewed the services to be provided by Mellon, the background of the investment professionals who would service the Fund and the reputation, resources, Form ADV and financial information of Mellon. The Independent Trustees compared the investment performance of the Jefferson Pilot S&P 500 Index portfolio to its Lipper peer group. The Independent Trustees noted that the predecessor fund's performance was at or above the median of the peer group of funds for all relevant periods and concluded that overall performance had been acceptable. The Independent Trustees concluded that the services provided by Mellon are expected to be acceptable.

The Independent Trustees considered the proposed sub-advisory fee schedule and the proposed sub-advisory fee schedule for another Lincoln index fund and the fee schedules Mellon charges other clients for comparable investment strategies. The Independent Trustees noted the proposed sub-advisory fee schedule reflected a reduction in the sub-advisory fee schedule of the predecessor fund and noted Mellon's representation that the sub-advisory fee schedule of the predecessor fund was already comparable to or lower than other similar accounts managed by Mellon and concluded that the proposed sub-advisory fee schedule was reasonable. With respect to profitability, the Independent Trustees noted that the proposed sub-advisory fee schedule was negotiated at arm's length between LIA and Mellon, an unaffiliated third party and that LIA will compensate Mellon from its fees. The Independent Trustees noted that the Fund's proposed sub-advisory fee schedule contained breakpoints and overall concluded that the Fund's sub-advisory fee schedule represented an appropriate sharing with the Fund of any economies of scale. The Independent Trustees considered other benefits available to Mellon because of its relationship to the Fund and considered Mellon's statement that there are no material benefits that are expected to accrue due to its association with the Fund.

At the November 13(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the sub-advisory agreement and the fees and other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                           LVIP S&P 500 Index Fund-19

                                                            SMALL-CAP INDEX FUND

                              (MELLON CAPITAL LOGO)

                            LVIP Small-Cap Index Fund
                              a series of Lincoln Variable

                              Insurance Products Trust

                            Semiannual Report

                            June 30, 2007






                                                       LVIP SMALL-CAP INDEX FUND


(FORMERLY SMALL COMPANY PORTFOLIO,

                                A SERIES OF JEFFERSON PILOT VARIABLE FUND, INC.)

LVIP SMALL-CAP INDEX FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                   25

STATEMENTS OF CHANGES IN NET ASSETS                                       25

FINANCIAL HIGHLIGHTS                                                      26

NOTES TO FINANCIAL STATEMENTS                                             28

OTHER FUND INFORMATION                                                    32


LVIP SMALL-CAP INDEX FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waiver in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000(1)


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,129.20       0.69%         $3.64
Service Class
  Shares**              1,000.00     1,022.90       0.71%          1.22
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,021.37       0.69%         $3.46
Service Class
  Shares**              1,000.00     1,021.27       0.71%          3.56
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The Service Class shares commenced operations on April 30, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 62 days. The hypothetical example assumes the entire half year period.

(1) Effective April 30, 2007, the Fund changed its investment objective and contractual fee cap. Had this waiver been in effect during the entire period, expenses paid would have been lower. The Fund's expense analysis would be as follows:


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL FUND RETURN
Standard Class         $1,000.00    $1,129.20       0.46%         $2.50
Service Class**         1,000.00     1,022.90       0.71%          1.22
--------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class         $1,000.00    $1,022.51       0.46%         $2.31
Service Class**         1,000.00     1,021.27       0.71%          3.56
--------------------------------------------------------------------------





                              LVIP Small-Cap Index Fund-1

LVIP SMALL-CAP INDEX FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                           PERCENTAGE
SECTOR                                   OF NET ASSETS
------------------------------------------------------

COMMON STOCK                                  97.95%
------------------------------------------------------
Aerospace & Defense                            1.40%
Air Freight & Logistics                        0.45%
Airlines                                       0.53%
Auto Components                                1.16%
Automobiles                                    0.13%
Beverages                                      0.09%
Biotechnology                                  2.86%
Building Products                              0.54%
Capital Markets                                1.63%
Chemicals                                      2.07%
Commercial Banks                               5.84%
Commercial Services & Supplies                 4.44%
Communications Equipment                       2.69%
Computers & Peripherals                        1.10%
Construction & Engineering                     0.87%
Construction Materials                         0.22%
Consumer Finance                               0.52%
Containers & Packaging                         0.58%
Distributors                                   0.13%
Diversified Consumer Services                  1.33%
Diversified Financial Services                 0.49%
Diversified Telecommunications
  Services                                     1.06%
Electric Utilities                             0.97%
Electrical Equipment                           1.66%
Electronic Equipment & Instruments             2.49%
Energy Equipment & Services                    2.05%
Food & Staples Retailing                       1.05%
Food Products                                  1.10%
Gas Utilities                                  0.83%
Health Care Equipment & Supplies               3.22%
Health Care Providers & Services               2.51%
Health Care Technology                         0.37%
Hotels, Restaurants & Leisure                  3.20%
Household Durables                             1.36%
Household Products                             0.11%
Independent Power Producers & Traders          0.14%
Industrial Conglomerates                       0.34%
Insurance                                      3.77%
Internet & Catalog Retail                      0.64%
Internet Software & Services                   2.40%
IT Services                                    1.75%
Leisure Equipment & Products                   0.70%
Life Sciences Tools & Services                 1.31%
Machinery                                      2.94%
Marine                                         0.34%
Media                                          2.11%
Metals & Mining                                1.48%
Multiline Retail                               0.19%
Multi-Utilities & Unregulated Power            0.46%
Oil, Gas & Consumable Fuels                    3.32%
Paper & Forest Products                        0.36%
Personal Products                              0.38%
Pharmaceuticals                                1.48%
Real Estate Investment Trusts                  6.46%
Real Estate Management & Development           0.16%
Road & Rail                                    0.84%
Semiconductors & Semiconductor
  Equipment                                    3.69%
Software                                       3.45%
Specialty Retail                               3.46%
Textiles, Apparel & Luxury Goods               1.44%
Thrift & Mortgage Finance                      1.76%
Tobacco                                        0.23%
Trading Company & Distributors                 0.66%
Transportation Infrastructure                  0.02%
Water Utilities                                0.18%
Wireless Telecommunication Services            0.44%
------------------------------------------------------
U.S. TREASURY OBLIGATION                       0.13%
------------------------------------------------------
SECURITIES LENDING COLLATERAL                 13.49%
------------------------------------------------------
TOTAL VALUE OF SECURITIES                    111.57%
------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL                         (13.49)%
------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                  1.92%
------------------------------------------------------
TOTAL NET ASSETS                             100.00%
------------------------------------------------------





Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                           PERCENTAGE
TOP 10 EQUITY HOLDINGS                   OF NET ASSETS
------------------------------------------------------

CF Industries                                 0.22%
FLIR Systems                                  0.21%
Polycom                                       0.21%
Florida East Coast Industries                 0.21%
Sotheby's                                     0.21%
Time Warner Telecommunication Class A         0.20%
Equinix                                       0.20%
Hologic                                       0.20%
Alexandria Real Estate Equities               0.20%
ValueClick                                    0.19%
------------------------------------------------------
TOTAL                                         2.05%
------------------------------------------------------






                              LVIP Small-Cap Index Fund-2

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)


     COMMON STOCK-97.95%
     AEROSPACE & DEFENSE-1.40%
  +  AAR.........................         4,544    $   $149,997
  +  AeroVironment...............           846          17,436
  +  Argon.......................         1,539          35,720
  +  Ceradyne....................         3,379         249,911
     Cubic.......................         1,748          52,755
     Curtiss-Wright..............         5,774         269,126
  +  DynCorp International Class
      A.........................          3,395          74,656
     EDO.........................         2,187          71,887
  +  Esterline Technologies......         3,098         149,664
  +  GenCorp.....................         7,750         101,293
  *  HEICO.......................         3,098         130,364
 *+  Hexcel......................        11,904         250,817
  +  Innovative Solutions &
      Support...................          2,018          46,858
  +  Ionatron....................         5,526          21,551
  +  Ladish......................         1,932          83,076
  +  Moog........................         4,717         208,067
  +  MTC Technologies............         1,275          31,314
  +  Orbital Sciences............         7,268         152,701
  +  Stanley.....................           968          17,056
 *+  TASER International.........         8,937         124,761
  +  Teledyne Technologies.......         4,441         204,064
  *  Triumph Group...............         2,151         140,826
  *  United Industrial...........         1,195          71,676
                                                   ------------
                                                      2,655,576

                                                   ------------
     AIR FREIGHT & LOGISTICS-0.45%
  +  ABX Air.....................         7,843          63,215
 *+  Atlas Air Worldwide.........         1,857         109,452
  +  Dynamex.....................         1,374          35,078
  +  EGL.........................         4,015         186,616
     Forward Air.................         4,148         141,405
  +  HUB Group...................         4,954         174,183
     Pacer International.........         4,920         115,718
  +  Park-Ohio Holdings..........           935          25,526
                                                   ------------
                                                        851,193

                                                   ------------
     AIRLINES-0.53%
  +  Airtran Holdings............        11,343         123,866
 *+  Alaska Air Group............         5,278         147,045
 *+  Allegiant Travel............           569          17,491
  +  ExpressJet Holdings.........         7,374          44,097
  +  Frontier Airlines Holdings..         4,300          24,080
  +  JetBlue Airways.............        22,432         263,575
  +  Midwest Air Group...........         3,077          46,217
  +  Pinnacle Airlines...........         2,032          38,100
  +  Republic Airways Holdings...         4,947         100,671
     SkyWest.....................         8,473         201,912
                                                   ------------
                                                      1,007,054

                                                   ------------
     AUTO COMPONENTS-1.16%
  +  Aftermarket Technology......         2,945          87,408
     American Axle &
      Manufacturing Holdings....          5,800         171,796
  +  Amerigon....................         2,233          40,172
  *  ArvinMeritor................         9,299         206,438
     Cooper Tire & Rubber........         8,016         221,402
  +  Drew Industries.............         2,295          76,056
  +  Exide Technologies..........         7,643          71,080
  +  GenTek......................         1,231          43,356
  +  Hayes Lemmerz
      International.............         11,957          63,970
  +  Lear........................        10,038         357,452
 *+  LKQ.........................         5,996         147,861
     Modine Manufacturing........         4,316          97,542
     Noble International.........         1,591          32,520
 *+  Raser Technologies..........         2,623          19,384
     Sauer-Danfoss...............         1,232          36,664
     Spartan Motors..............         4,061          69,110
     Standard Motor Products.....         1,836          27,595
  +  Stoneridge..................         1,655          20,423
  *  Superior Industries
      International.............          3,114          67,761
  +  Tenneco Automotive..........         5,824         204,073
  +  Visteon.....................        17,261         139,814
                                                   ------------
                                                      2,201,877

                                                   ------------
     AUTOMOBILES-0.13%
  +  Fleetwood Enterprises.......         7,736          70,011
     Monaco Coach................         3,778          54,214
     Winnebago Industries........         3,964         117,017
                                                   ------------
                                                        241,242

                                                   ------------
     BEVERAGES-0.09%
  +  Boston Beer Class A.........         1,057          41,593
     Coca-Cola Bottling
      Consolidated..............            576          28,973
 *+  Jones Soda..................         3,755          52,644
     MGP Ingredients.............         1,692          28,595
 *+  National Beverage...........         1,606          18,490
                                                   ------------
                                                        170,295

                                                   ------------
     BIOTECHNOLOGY-2.86%
  +  Acadia Pharmaceuticals......         4,318          59,027
  +  Acorda Therapeutics.........         2,193          37,413
  +  Affymax.....................           270           7,279
 *+  Alexion Pharmaceuticals.....         4,791         215,882
 *+  Alkermes....................        12,489         182,339
  +  Allos Therapeutics..........         4,314          19,068
 *+  Alnylam Pharmaceutic........         4,419          67,125
  +  Altus Pharmaceutical........         2,323          26,807
 *+  Applera-Celera Group........         9,730         120,652
  +  Arena Pharmaceuticals.......         8,560          94,074
  +  Ariad Pharmaceuticals.......        10,280          56,437
  +  ArQule......................         3,808          26,846
 *+  Array Biopharma.............         5,895          68,795
  +  Avi Biopharma...............         4,100          11,480
  +  Bioenvision.................         3,600          20,808
 *+  BioMarin Pharmaceuticals....        12,302         220,698
  +  Bionovo.....................         5,252          20,273

                              LVIP Small-Cap Index Fund-3

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     BIOTECHNOLOGY (CONTINUED)
 *+  Cell Genesys................        12,377    $     41,463
  +  Cepheid.....................         7,769         113,427
 *+  Cubist Pharmaceuticals......         7,324         144,356
  +  CV Therapeutics.............         7,649         101,043
  +  Cytokinetics................         3,454          19,515
  +  CytRx.......................        10,124          31,587
  +  deCode genetics.............         5,000          18,675
 *+  Dendreon....................        10,887          77,080
  +  Digene......................         2,576         154,689
  +  Emergent Biosolutions.......           598           6,159
  +  Encysive Pharmaceuticals....        10,810          19,242
 *+  Enzon Pharmaceuticals.......         7,098          55,719
  +  Genitope....................         2,500           9,650
  +  Genomic Health..............         1,353          25,436
  +  GenVec......................         7,726          18,156
  +  Geron.......................         8,935          62,902
  +  GTx.........................         1,656          26,811
  +  Halozyme Therapeutic........         8,113          74,883
 *+  Human Genome Sciences.......        16,575         147,849
 *+  Idenix Pharmaceuticals......         3,172          18,715
  +  Immunomedics................         5,995          24,879
  +  Incyte......................        11,985          71,910
  +  Indevus Pharmaceuticals.....         8,750          58,888
  +  InterMune...................         3,486          90,427
  +  Isis Pharmaceuticals........        10,838         104,912
  +  Keryx Biopharmaceuticals....         6,294          61,492
  +  Kosan Biosciences...........         4,959          25,886
  +  Ligand Pharmaceuticals Class
      B.........................         11,372          78,239
 *+  MannKind....................         5,247          64,696
 *+  Martek Biosciences..........         4,309         111,905
  +  Maxygen.....................         3,075          26,353
 *+  Medarex.....................        16,108         230,184
  +  Metabolix...................         1,523          38,121
  +  Molecular Insight
      Pharmaceuticals...........            360           3,398
  +  Momenta Pharmaceuticals.....         3,011          30,351
  +  Myriad Genetics.............         5,579         207,483
  +  Nabi Biopharmaceuticals.....         8,643          39,758
  +  Neurocrine Biosciences......         5,428          60,956
  +  Neurogen....................         3,690          24,502
  +  Novavax.....................         6,200          17,980
  +  Omrix Biopharmaceuticals....         1,718          54,048
 *+  Onyx Pharmaceuticals........         6,114         164,467
  +  Orexigen Therapeutics.......           684          10,274
 *+  OSI Pharmaceuticals.........         7,239         262,125
  +  Osiris Therapeutics.........         1,253          16,928
  +  Peregrine Pharmaceuticals...        17,000          13,090
 *+  Pharmion....................         3,596         104,104
  +  Poniard Pharmaceuticals.....         2,712          18,442
  +  Progenics Pharmaceuticals...         2,972          64,106
  +  Protalix BioTherapeutics....         2,074          55,977
 *+  Regeneron Pharmaceuticals...         7,619         136,532
  +  Rigel Pharmaceuticals.......         4,068          36,246
  +  Savient Pharmaceuticals.....         7,598          94,367
  +  Seattle Genetics............         4,309          42,271
  +  Senomyx.....................         4,330          58,455
  +  Tanox.......................         2,995          58,133
 *+  Telik.......................         9,097          30,748
  +  Tercica.....................         3,843          19,599
  +  Trubion Pharmaceuticals.....           919          19,189
 *+  United Therapeutics.........         2,764         176,233
 *+  Vanda Pharmaceutical........         3,348          67,830
  +  XOMA........................        13,599          41,341
 *+  Zymogenetics................         5,143          75,139
                                                   ------------
                                                      5,414,324

                                                   ------------
     BUILDING PRODUCTS-0.54%
     AAON........................         1,021          32,519
     American Woodmark...........         1,628          56,329
     Ameron International........         1,219         109,942
     Apogee Enterprises..........         4,011         111,586
  +  Builders Firstsource........         2,248          36,103
  +  Goodman Global..............         4,755         105,656
 *+  Griffon.....................         4,076          88,775
     Insteel Industries..........         2,224          40,032
 *+  NCI Building Systems........         2,555         126,038
 *+  PGT.........................         1,002          10,952
     Simpson Manufacturing.......         4,800         161,952
  +  Trex........................         2,035          39,947
     Universal Forest Products...         2,228          94,155
                                                   ------------
                                                      1,013,986

                                                   ------------
     CAPITAL MARKETS-1.63%
  +  ACA Capital Holdings........           356           4,236
     Apollo Investment...........        13,205         284,171
     Ares Capital................         9,120         153,672
     Calamos Asset Management....         3,410          87,126
     Capital Southwest...........           333          51,878
     Cohen & Steers..............         2,087          90,680
  +  Cowen Group.................         1,843          33,008
     Epoch Holding...............           979          13,109
     Evercore Partners Class A...         1,023          30,455
  *  GAMEO Investors.............           895          50,165
  +  GFI Group...................         1,943         140,829
  *  Gladstone Capital...........         1,535          32,941
  *  Greenhill & Co. ............         2,362         162,293
     Hercules Technology Growth
      Capital...................          2,694          36,396
  +  Interactive Brokers Group
      Class A...................          5,068         137,495
  +  KBW.........................         3,704         108,824
  +  Knight Capital Group........        13,533         224,648
     Kohlberg Capital............         1,695          31,442
 *+  LaBranche...................         6,502          47,985
 *+  Ladenburg Thalmann Financial
      Services..................         10,114          23,262
 *+  MarketAxess Holdings........         4,240          76,278
  *  MCG Capital.................         8,201         131,380
     MVC Capital.................         2,903          54,605

                              LVIP Small-Cap Index Fund-4

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     CAPITAL MARKETS (CONTINUED)
     optionsXpress Holdings......         5,538    $    142,105
     Patriot Capital Funding.....         2,129          31,616
     PennantPark Investment......         2,331          32,727
  +  Penson Worldwide............         1,634          40,082
  +  Piper Jaffray...............         2,452         136,650
     Prospect Energy.............         2,053          35,866
     Sanders Morris Harris
      Group.....................          1,807          21,033
 *+  Stifel Financial............         1,740         102,469
     SWS Group...................         3,036          65,638
     Technology Investment
      Capital...................          2,403          37,943
  +  Thomas Weisel Partners
      Group.....................          2,511          41,808
  +  Tradestation Group..........         4,124          48,045
  +  US Global Investors.........         1,378          31,239
     W. P. Stewart...............         2,265          24,666
     Waddell & Reed Financial
      Class A...................         10,955         284,939
                                                   ------------
                                                      3,083,704

                                                   ------------
     CHEMICALS-2.07%
     A. Schulman.................         3,788          92,162
     American Vanguard...........         2,013          28,826
     Arch Chemicals..............         3,195         112,272
     Balchem.....................         1,938          35,213
 *+  Calgon Carbon...............         5,965          69,194
     CF Industries...............         7,062         422,942
     Ferro.......................         5,191         129,412
  +  Flotek Industries...........         1,143          68,523
     Fuller (H.B.)...............         8,020         239,718
     Georgia Gulf................         4,753          86,077
 *+  Grace (W.R.) & Co. .........         8,789         215,243
  +  Hercules....................        15,094         296,597
     Innophos Holdings...........         2,436          34,835
     Innospec....................         1,554          92,012
     Koppers Holdings............         1,979          66,653
     Kronos Worldwide............           510          12,878
  +  Landec......................         2,533          33,942
  +  LSB Industries..............         1,525          32,605
     Minerals Technologies.......         2,580         172,731
     NewMarket...................         2,108         101,964
     NL Industries...............           891           8,928
     Olin........................         9,480         199,080
  +  OM Group....................         3,807         201,466
  +  Pioneer.....................         1,607          55,233
  +  PolyOne.....................        11,362          81,693
  +  Rockwood Holdings...........         4,447         162,538
  *  Sensient Technologies.......         5,962         151,375
  +  ShengdaTech.................         3,220          17,130
     Spartech....................         4,423         117,431
     Stepan......................           666          20,166
  +  Symyx Technologies..........         4,158          47,859
 *+  Terra Industries............        12,075         306,946
     Tronox Class B..............         5,605          78,750
     Valhi.......................           632          10,302
 *+  Zoltek......................         2,617         108,684
                                                   ------------
                                                      3,911,380
                                                   ------------

     COMMERCIAL BANKS-5.84%
     1st Source..................         1,288          32,097
  +  Abington Bancorp............           590           5,638
     Alabama National Bancorp....         2,243         138,707
     Amcore Financial............         3,099          89,840
     Americanwest Bancorp........         2,048          37,335
     Ameris Bancorp..............         1,631          36,649
     Bancfirst...................           922          39,480
     Banco Latinoamericano de
      Exportacions..............          3,422          64,334
  +  Bancorp.....................         1,427          31,908
     Bank of the Ozarks..........         1,681          46,849
     Bankfinancial...............         2,512          38,810
     Banner......................         1,388          47,275
     Boston Private Financial
      Holdings..................          4,815         129,379
  *  Capital City Bank Group.....         1,316          41,243
     Capital Corp. of the West...         1,275          30,549
     Capitol Bancorp.............         2,197          60,044
     Cascade Bancorp.............         3,150          72,891
     Cathay Bancorp..............         6,737         225,959
  +  Centennial Bank Holdings....         6,721          56,927
     Center Financial............         1,748          29,576
     Central Pacific Financial...         4,028         132,964
     Chemical Financial..........         3,386          87,596
  *  Chittenden..................         6,072         212,216
     Citizens Republic Bancorp...        10,008         183,146
     City Holding................         2,193          84,058
     CoBiz Financial.............         2,309          41,839
     Columbia Banking System.....         1,881          55,019
 *+  Community Bancorp...........         1,716          48,014
     Community Banks.............         2,996          96,531
     Community Bank System.......         4,160          83,283
     Community Trust Bancorp.....         1,635          52,811
     CVB Financial...............         8,521          94,754
     Enterprise Financial
      Services..................          1,105          27,470
     First Bancorp...............         1,298          24,312
     First Bancorp (Puerto
      Rico).....................         10,379         114,065
  *  First Charter...............         4,240          82,553
  *  First Commonwealth
      Financial.................          9,981         108,993
     First Community Bancorp.....         3,387         193,770
     First Community Bancshares..         1,175          36,648
     First Financial.............         1,458          42,807
  *  First Financial Bancorp.....         4,173          62,553
     First Financial Bankshares..         2,409          93,493
     First Indiana...............         1,359          30,061
     First Merchants.............         2,197          52,794
  *  First Midwest Bancorp.......         6,408         227,548
  +  First Regional Bancorp......           845          21,497
     First Republic Bank.........         3,958         212,386

                              LVIP Small-Cap Index Fund-5

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     COMMERCIAL BANKS (CONTINUED)
     First South Bancorp.........         1,040    $     27,976
     First State Bancorp.........         2,828          60,208
  *  FirstMerit..................        10,647         222,842
     FNB.........................         8,908         149,120
  *  Frontier Financial..........         5,174         116,570
  *  Glacier Bancorp.............         6,689         136,121
     Great Southern Bancorp......         1,212          32,785
     Greater Bay Bancorp.........         6,696         186,417
     Greene County Bancshares....         1,108          34,636
     Hancock Holding.............         3,569         134,016
     Hanmi Financial.............         5,454          93,045
     Harleysville National.......         3,531          56,920
     Heartland Financial USA.....         1,638          39,803
     Heritage Commerce...........         1,332          31,542
     Home Bancshares.............         1,579          35,606
     Horizon Financial...........         1,670          36,389
     IBERIABANK..................         1,691          83,620
     Independent Bank............         5,165         111,478
     Integra Bank................         2,342          50,283
     International Bancshares....         6,501         166,556
  +  Investors Bancorp...........         7,242          97,260
  *  Irwin Financial.............         2,675          40,045
     Lakeland Bancorp............         1,974          26,254
     Lakeland Financial..........         1,242          26,417
     Macatawa Bank...............         2,087          33,204
     MainSource Financial Group..         2,334          39,188
  *  MB Financial................         4,411         153,238
     Midwest Banc Holdings.......         2,509          36,381
     Nara Bancorp................         3,525          56,153
     Natl Penn Bancshares........         5,568          92,874
     NBT Bancorp.................         4,443         100,234
     Old National Bancorp........         8,875         147,414
     Old Second Bancorp..........         1,429          41,670
     Omega Financial.............         1,530          41,142
  *  Oriental Financial Group....         2,625          28,639
     Pacific Capital Bancorp.....         6,211         167,573
  *  Park National...............         1,553         131,679
     Peoples Bancorp.............         1,540          41,688
  +  Pinnacle Financial
      Partners..................          1,644          48,268
     Preferred Bank..............         1,177          47,080
     PrivateBancorp..............         2,530          72,864
  *  Prosperity Bancshares.......         4,596         150,565
  *  Provident Bankshares........         4,297         140,856
     Renasant....................         2,124          48,300
     Republic Bancorp............           899          14,914
     Royal Bancshares of
      Pennsylvania..............            343           6,761
     S.Y. Bancorp................         1,325          31,482
     S&T Bancorp.................         2,949          97,022
     Sandy Spring Bancorp........         1,970          61,937
     Santander Bancorp...........           517           7,683
     SCBT Financial..............           931          33,888
  *  Seacoast Banking Corp. of
      Florida...................          2,075          45,131
     Security Bank...............         1,735          34,874
     Sierra Bancorp..............           911          25,690
 *+  Signature Bank..............         3,953         134,797
     Simmons First National......         1,617          44,613
     South Financial Group.......         9,421         213,291
     Southside Bancshares........         1,118          24,287
     Southwest Bancorp...........         1,860          44,714
     Sterling Bancorp............         2,889          46,311
     Sterling Bancshares.........         9,996         113,055
     Sterling Financial..........         3,533          37,167
     Sterling Financial..........         6,684         193,435
     Suffolk Bancorp.............         1,052          33,580
  +  Sun Bancorp.................         1,935          32,643
     Superior Bancorp............         4,014          41,063
  *  Susquehanna Bancshares......         6,923         154,868
  +  SVB Financial Group.........         4,425         235,012
     Taylor Capital Group........           768          21,143
  +  Texas Capital Bancshares....         3,194          71,386
     Tompkins Trustco............           893          33,398
     Trico Bancshares............         1,602          35,821
     Trustmark...................         6,475         167,444
     UCBH Holdings...............        13,074         238,862
     UMB Financial...............         4,136         152,494
  *  Umpqua Holdings.............         8,019         188,527
     U.S.B. Holding..............         1,399          26,665
     Union Bankshares............         1,398          32,434
     United Bankshares...........         4,803         152,735
     United Community Banks......         4,893         126,680
     United Security Bancshares..           954          19,443
     Univest Corp. of
      Pennsylvania..............          1,615          36,370
     Vineyard National Bancorp...             1              22
  +  Virginia Commerce Bancorp...         2,295          38,808
     Washington Trust Bancorp....         1,375          34,664
     WesBanco....................         2,502          73,809
     West Coast Bancorp..........         1,856          56,404
     Westamerica Bancorp.........         4,045         178,951
  +  Western Alliance Bancorp....         1,927          57,521
     Wilshire Bancorp............         2,529          30,803
     Wintrust Financial..........         3,265         143,170
     Yardville National Bancorp..         1,363          46,546
                                                   ------------
                                                     11,045,908

                                                   ------------
     COMMERCIAL SERVICES & SUPPLIES-4.44%
     ABM Industries..............         5,269         135,993
  +  ACCO Brands.................         6,559         151,185
     Administaff.................         2,832          94,844
  +  Advisory Board..............         2,325         129,177
     American Ecology............         2,534          54,278
 *+  American Reprographics......         3,497         107,673
  +  AMREP.......................           286          13,599
  +  Arrowhead Research..........         3,948          19,858
     Barrett Business Services...           669          17,280
     Bowne & Co. ................         3,685          71,894
  *  Brady.......................         6,399         237,659

                              LVIP Small-Cap Index Fund-6

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
  +  Casella Waste Systems.......         3,091    $     33,321
  +  CBIZ........................         7,248          53,273
     CDI.........................         1,490          47,978
  +  Cenveo......................         6,755         156,648
 *+  Clean Harbors...............         2,239         110,651
  +  Comsys IT Partners..........         2,347          53,535
  +  Consolidated Graphics.......         1,438          99,625
  +  Cornell Companies...........         1,538          37,773
 *+  Costar Group................         2,358         124,691
  +  CRA International...........         1,578          76,060
     CTS.........................         4,064          51,450
     Deluxe......................         6,629         269,204
     Diamond Management &
      Technology Consultants....          3,673          48,484
     Ennis Business Forms........         3,307          77,781
  +  Exponent....................         1,707          38,186
  +  First Advantage.............         1,346          30,971
 *+  FTI Consulting..............         5,359         203,803
  +  Fuel-Tech...................         2,182          74,734
     G&K Services................         2,537         100,237
  +  Geo Group...................         6,520         189,732
  +  GeoEye......................         1,808          39,288
  +  Global Cash Access
      Holdings..................          5,197          83,256
  *  Healthcare Services Group...         3,678         108,501
  +  Heidrick & Struggles
      International.............          2,406         123,283
  *  Herman Miller...............         8,203         259,215
 *+  Hudson Highland Group.......         3,347          71,592
 *+  Huron Consulting Group......         2,486         181,503
  +  ICT Group...................         1,410          26,381
  +  IHS.........................         3,994         183,724
     Ikon Office Solutions.......        14,097         220,054
  +  InnerWorkings...............         2,707          43,366
  *  Kelly Services..............         3,283          90,151
 *+  Kenexa......................         3,069         115,732
  +  Kforce......................         4,260          68,075
     Knoll.......................         6,046         135,430
  +  Korn/Ferry International....         5,176         135,922
  +  Labor Ready.................         6,232         144,022
  +  Layne Christensen...........         1,937          79,320
  +  LECG........................         3,806          57,509
  +  M&F Worldwide...............         1,492          99,337
  *  McGrath RentCorp............         3,057         102,990
     Mine Safety Appliances......         3,569         156,179
 *+  Mobile Mini.................         4,740         138,408
     Multi-Color.................           633          24,883
  +  Navigant Consulting.........         7,038         130,625
 *+  Odyssey Marine Exploration..         4,793          28,806
  +  On Assignment...............         4,626          49,591
  +  PeopleSupport...............         3,494          39,657
  +  PHH.........................         7,000         218,470
  +  Pike Electric...............         1,838          41,134
  +  Protection One..............           612           9,156
  +  Resources Connection........         6,355         210,859
     Rollins.....................         3,885          88,461
  +  SAIC........................        12,424         224,502
     Schawk......................         2,085          41,742
  +  School Specialty............         2,827         100,189
  +  Spherion....................         7,286          68,416
  +  Standard Parking............           573          20,129
     Standard Register...........         1,921          21,899
  +  Taleo.......................         1,895          42,694
     Team........................         1,138          51,176
 *+  TeleTech Holdings...........         5,189         168,539
  +  TETRA Technologies..........         7,665         165,181
  +  United Stationers...........         3,639         242,503
     Viad........................         2,745         115,757
  +  Volt Information Sciences...         1,871          34,501
  +  Waste Connections...........         8,622         260,729
     Waste Industries USA........           783          26,732
  +  Waste Services..............         2,857          34,713
     Watson Wyatt worldwide......         5,469         276,076
 *+  Williams Scotsman
      International.............          4,026          95,859
                                                   ------------
                                                      8,407,794

                                                   ------------
     COMMUNICATIONS EQUIPMENT-2.69%
  +  3Com........................        51,062         210,886
 *+  Acme Packet.................         2,738          31,460
     Adtran......................         7,701         199,995
  +  Anaren Microwave............         2,532          44,589
 *+  Andrew......................        20,068         289,782
  +  Arris Group.................        13,594         239,118
  +  Avanex......................        23,169          41,704
  +  Avocent.....................         6,599         191,437
     Bel Fuse....................         1,239          42,163
  +  BigBand Networks............         1,273          16,689
     Black Box...................         2,480         102,622
  +  Blue Coat Systems...........         1,733          85,818
  +  C-COR.......................         6,219          87,439
  +  Coleman Cable...............           867          22,421
  +  Comtech Group...............         2,484          41,011
  +  Comtech Telecommunications..         2,976         138,146
  +  Digi International..........         3,237          47,713
  +  Ditech Networks.............         4,825          39,517
  +  Dycom Industries............         4,963         148,791
  +  EMS Technologies............         2,097          46,260
  +  Extreme Networks............        15,450          62,573
  +  Finisar.....................        32,797         123,973
 *+  Foundry Networks............        18,591         309,726
  +  Harmonic....................         9,886          87,689
  +  Hughes Communications.......           664          34,648
  +  Interdigital
      Communications............          6,230         200,419
     Inter-Tel...................         2,751          65,831
  +  Ixia........................         4,941          45,754
  +  Loral Space &
      Communications............          1,337          65,887
  +  MasTec......................         5,356          84,732
  +  MRV Communications..........        19,112          62,114

                              LVIP Small-Cap Index Fund-7

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     COMMUNICATIONS EQUIPMENT (CONTINUED)
  +  NETGEAR.....................         4,411    $    159,899
  +  Network Equipment
      Technologies..............          3,075          29,336
  +  Oplink Communications.......         2,772          41,580
  +  Opnext......................         2,753          36,450
  +  Optium......................         1,422          17,988
  +  Orbcomm.....................         2,750          45,128
  +  Packeteer...................         5,303          41,416
     Plantronics.................         5,976         156,691
  +  Polycom.....................        11,674         392,245
  +  Powerwave Technologies......        15,976         107,039
  +  SeaChange International.....         3,435          26,656
  +  Sirenza Microdevices........         4,938          58,614
  +  Sonus Networks..............        32,608         277,820
  +  Switch & Data Facilities....         1,371          26,309
  +  Sycamore Networks...........        25,493         102,482
  +  Symmetricom.................         6,560          55,104
  +  Tekelec.....................         7,801         112,490
 *+  UTStarcom...................        15,802          88,649
  +  Viasat......................         2,996          96,172
                                                   ------------
                                                      5,082,975

                                                   ------------
     COMPUTERS & PERIPHERALS-1.10%
  +  Adaptec.....................        14,655          55,836
  +  Avid Technology.............         5,383         190,289
  +  Cray........................         3,786          28,887
  +  Electronics for Imaging.....         7,456         210,408
  +  Emulex......................        10,760         234,998
  +  Gateway.....................        35,549          56,523
  +  Hutchinson Technology.......         3,558          66,926
  +  Hypercom....................         8,403          49,662
     Imation.....................         4,301         158,535
  +  Immersion...................         2,685          40,221
 *+  Intermec....................         7,694         194,735
 *+  Komag.......................         3,670         117,036
  +  Mobility Electronics........         2,500           9,425
  +  Novatel Wireless............         3,883         101,036
 *+  Palm........................        12,779         204,592
  +  Quantum.....................        23,254          73,715
  +  Rackable Systems............         3,525          43,569
  +  Rimage......................         1,178          37,213
  +  Silicon Graphics............           759          20,144
  +  Stratasys...................         1,473          69,202
 *+  Synaptics...................         3,160         113,096
                                                   ------------
                                                      2,076,048

                                                   ------------
     CONSTRUCTION & ENGINEERING-0.87%
  +  Aecom Technology............         5,099         126,506
     Comfort Systems USA.........         4,858          68,886
  +  EMCOR Group.................         4,056         295,683
  +  ENGlobal....................         1,951          23,705
     Granite Construction........         4,484         287,783
  +  Infrasource Services........         4,618         171,328
  +  Insituform Technologies
      Class A...................          3,666          79,955
  +  Integrated Electrica........         1,620          53,411
  +  Michael Baker...............           842          31,280
  +  Perini......................         3,276         201,572
  +  Washington Group
      International.............          3,843         307,479
                                                   ------------
                                                      1,647,588

                                                   ------------
     CONSTRUCTION MATERIALS-0.22%
  +  Headwaters..................         5,051          87,231
     Texas Industries............         3,534         277,100
  +  US Concrete.................         5,246          45,588
                                                   ------------
                                                        409,919

                                                   ------------
     CONSUMER FINANCE-0.52%
     Advance America Cash Advance
      Centers...................          8,155         144,669
     ADVANTA.....................         4,576         142,497
  *  Asta Funding................         1,706          65,562
     Cash America International..         3,617         143,414
  +  CompuCredit.................         2,815          98,581
  +  Credit Acceptance...........           916          24,576
  +  Dollar Financial............         1,945          55,433
  +  Ezcorp......................         5,028          66,571
  +  First Cash Financial
      Services..................          3,550          83,212
     Nelnet Class A..............         2,198          53,719
     QC Holdings.................           623           9,345
  +  World Acceptance............         2,337          99,860
                                                   ------------
                                                        987,439

                                                   ------------
     CONTAINERS & PACKAGING-0.58%
  +  AEP Industries..............           852          38,349
     AptarGroup..................         9,077         322,777
     Chesapeake..................         3,108          39,068
  +  Graphic Packaging...........         8,802          42,602
     Greif.......................         4,395         261,985
     Myers Industries............         3,125          69,094
     Rock-Tenn Class A...........         4,562         144,707
     Silgan Holdings.............         3,234         178,776
                                                   ------------
                                                      1,097,358

                                                   ------------
     DISTRIBUTORS-0.13%
  +  Audiovox Class A............         2,385          30,933
     Building Material Holding...         4,053          57,512
  +  Core Mark Holding...........         1,062          38,211
  +  Keystone Automotive
      Industries................          2,188          90,518
  +  Source Interlink............         5,467          27,226
                                                   ------------
                                                        244,400

                                                   ------------
     DIVERSIFIED CONSUMER SERVICES-1.33%
  +  Bright Horizons Family
      Solutions.................          3,449         134,201
  +  Capella Education...........         1,349          62,094
     Coinmach Service............         3,645          48,223
  +  Coinstar....................         3,277         103,160
 *+  Corinthian Colleges.........        11,227         182,888
     CPI.........................           538          37,391

                              LVIP Small-Cap Index Fund-8

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     DIVERSIFIED CONSUMER SERVICES (CONTINUED)
     DeVry.......................         7,682    $    261,343
 *+  Home Solutions of America...         7,132          42,649
  +  INVESTools..................         7,043          70,148
     Jackson Hewitt Tax Service..         4,222         118,680
  +  Lincoln Educational
      Services..................            278           4,131
     Matthews International......         4,095         178,583
     Prepaid Legal Services......         1,184          76,143
     Regis.......................         5,769         220,664
  *  Sotheby's...................         8,463         389,468
  +  Steiner Leisure.............         2,159         106,050
     Stewart Enterprises.........        13,031         101,511
     Strayer Education...........         1,933         254,595
  +  Universal Technical
      Institute.................          2,933          74,469
  +  Vertrue.....................         1,029          50,195
                                                   ------------
                                                      2,516,586

                                                   ------------
     DIVERSIFIED FINANCIAL SERVICES-0.49%
     Ampal-American Israel.......         1,966          11,698
  +  Asset Acceptance Capital....         2,017          35,701
     Compass Diversified Trust...         2,380          42,435
  +  Encore Capital Group........         1,875          23,400
  +  FCStone Group...............           606          34,730
  *  Financial Federal...........         3,144          93,754
 *+  Information Services Group..         3,906          29,881
     International Securities
      Exchange Holdings Class
      A.........................          4,960         324,136
  +  Newstar Financial...........         1,864          26,525
  +  Pico Holdings...............         1,815          78,517
 *+  Portfolio Recovery
      Associates................          2,123         127,422
  +  Primus Guaranty.............         5,661          60,686
     Resource America............         2,041          42,065
                                                   ------------
                                                        930,950

                                                   ------------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-1.06%
     Alaska Communications
      Systems Group.............          5,666          89,749
     Atlantic Tele-Network.......           969          27,752
  +  Cbeyond.....................         2,449          94,311
  +  Cincinnati Bell.............        33,095         191,290
  +  Cogent Communications
      Group.....................          6,342         189,436
     Consolidated Communications
      Holdings..................          2,549          57,607
     CT Communications...........         2,812          85,794
  +  Eschelon Telecom............         1,053          31,169
     Fairpoint Communications....         4,135          73,396
  +  General Communication Class
      A.........................          6,962          89,183
  +  Global Crossing.............         3,033          57,263
 *+  Globalstar..................         2,735          28,307
  *  Golden Telecommunications...         2,126         116,951
     IDT.........................         5,807          59,928
     Iowa Telecommunications
      Services..................          3,862          87,783
     North Pittsburgh Systems....         1,719          36,529
     NTELOS Holdings.............         3,393          93,783
  +  Premiere Global Services....         8,719         113,521
     Shenandoah
      Telecommunications........            862          43,815
     SureWest Communications.....         1,588          43,257
  +  Time Warner
      Telecommunication Class
      A.........................         18,820         378,283
  +  Vonage Holdings.............         5,562          17,298
                                                   ------------
                                                      2,006,405

                                                   ------------
     ELECTRIC UTILITIES-0.97%
     ALLETE......................         3,379         158,982
     Central Vermont Public
      Service...................          1,052          39,639
     Cleco.......................         7,317         179,267
  +  El Paso Electric............         6,027         148,023
  *  Empire District Electric....         3,605          80,644
  +  EnerNOC.....................           387          14,756
     Idacorp.....................         5,695         182,468
  *  ITC Holdings................         5,400         219,402
     MGE Energy..................         2,395          78,245
     Otter Tail..................         3,579         114,779
  *  Portland General Electric...         3,669         100,677
     UIL Holdings................         3,116         103,140
  *  Unisource Energy............         4,373         143,828
     Westar Energy...............        11,447         277,932
                                                   ------------
                                                      1,841,782

                                                   ------------
     ELECTRICAL EQUIPMENT-1.66%
     Acuity Brands...............         5,584         336,603
 *+  American Superconductor.....         4,562          88,092
  +  AZZ.........................         1,203          40,481
     Baldor Electric.............         5,774         284,542
     Belden CDT..................         5,751         318,317
  +  China BAK Battery...........         3,800          14,934
  +  Clean Energy Fuels..........           937          11,769
  +  Comverge....................           565          17,521
     Encore Wire.................         3,050          89,792
  +  Energy Conversion Devices...         4,963         152,960
  +  EnerSys.....................         3,212          58,780
  +  Evergreen Solar.............        11,217         104,318
     Franklin Electric...........         2,549         120,262
 *+  FuelCell Energy.............         9,667          76,563
 *+  Genlyte Group...............         3,618         284,157
  +  GrafTech International......        12,514         210,736
  +  II-VI.......................         3,169          86,102
  +  Lamson & Sessions...........         2,215          58,853
     LSI Industries..............         2,647          47,381
  +  Medis Technologies..........         3,096          45,480
  +  Nova Biosource Fuels........         3,651           9,310
  +  Powell Industries...........           797          25,313
 *+  Power-One...................         8,310          33,074
     Preformed Line Products.....           279          13,395
  *  Regal Beloit................         3,945         183,600
  *  Smith (A.O.)................         2,497          99,605
  +  Superior Essex..............         2,715         101,405

                              LVIP Small-Cap Index Fund-9

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     ELECTRICAL EQUIPMENT (CONTINUED)
  +  Verenium....................         1,727    $      8,756
     Vicor.......................         2,221          29,384
     Woodward Governor...........         3,683         197,667
                                                   ------------
                                                      3,149,152

                                                   ------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS-2.49%
  +  Acacia Research-Acacia
      Technologies..............          4,187          67,662
  +  Aeroflex....................         9,281         131,512
     Agilysys....................         3,976          89,460
  +  Anixter International.......         3,947         296,854
 *+  Benchmark Electronics.......         8,942         202,268
  +  Brightpoint.................         6,436          88,752
  +  Checkpoint Systems..........         4,812         121,503
  +  Cogent......................         5,871          86,245
     Cognex......................         5,917         133,192
 *+  Coherent....................         4,269         130,247
  +  Color Kinetics..............         2,396          80,050
  +  CPIInternational............           537          10,649
  *  Daktronics..................         4,314          92,665
  +  DTS.........................         2,362          51,421
 *+  Echelon.....................         3,874          60,551
  +  Electro Scientific
      Industries................          4,020          83,616
  +  Excel Technology............         2,050          57,277
  +  Faro Technologies...........         1,845          58,782
  +  FLIR Systems................         8,620         398,674
  +  Gerber Scientific...........         2,801          32,548
  +  ID Systems..................         1,300          16,731
  +  Insight Enterprises.........         6,383         144,064
  +  IPG Photonics...............         1,435          28,628
 *+  Itron.......................         3,916         305,213
  +  KEMET.......................        10,453          73,694
 *+  L-1 Identity Solutions......         7,756         158,610
  +  Littelfuse..................         2,970         100,297
  +  Lojack......................         2,569          57,263
  +  Maxwell Technologies........         1,600          22,752
  +  Measurement Specialties.....         1,908          45,181
  +  Mercury Computer Systems....         3,068          37,430
     Methode Electronics Class
      A.........................          4,898          76,654
     MTS Systems.................         2,388         106,672
  +  Multi-Fineline Electronix...         1,060          18,190
  +  Newport.....................         4,755          73,607
 *+  OSI Systems.................         1,918          52,457
  +  Oyo Geospace................           572          42,437
     Park Electrochemical........         2,687          75,720
  +  PC Connection...............           872          11,545
  +  Plexus......................         5,758         132,376
  +  RadiSys.....................         3,342          41,441
 *+  Rofin-Sinar Technologies....         2,051         141,519
  +  Rogers......................         2,177          80,549
  +  Scansource..................         3,420         109,406
  +  Smart Modular Technologies..         6,333          87,142
  +  Synnex......................         1,802          37,139
     Technitrol..................         5,393         154,617
  +  TTM Technologies............         5,645          73,385
  +  Universal Display...........         2,862          44,962
     X-Rite......................         3,135          46,304
  +  Zygo........................         2,467          35,253
                                                   ------------
                                                      4,705,166

                                                   ------------
     ENERGY EQUIPMENT & SERVICES-2.05%
  +  Allis-Chalmers Energy.......         3,643          83,753
 *+  Atwood Oceanics.............         3,426         235,091
 *+  Basic Energy Services.......         5,180         132,453
  +  Bristow Group...............         2,677         132,645
  +  Bronco Drilling.............         2,704          44,373
  +  Cal Dive International......         2,246          37,351
     Carbo Ceramics..............         2,723         119,295
  +  Complete Production
      Services..................          5,127         132,533
  +  Dawson Geophysical..........           957          58,817
 *+  Dril-Quip...................         3,218         144,649
  +  Geokinetics.................           797          24,731
     Gulf Island Fabrication.....         1,395          48,407
  +  Gulfmark Offshore...........         2,780         142,392
 *+  Hanover Compressor..........        11,849         282,598
 *+  Hercules Offshore...........         3,233         104,685
  +  Horizon Offshore............         4,122          79,142
  +  Hornbeck Offshore Services..         2,955         114,536
  +  Input/Output................         8,875         138,539
  *  Lufkin Industries...........         1,934         124,840
  +  Matrix Service..............         3,132          77,830
  +  Natco Group Class A.........         2,198         101,196
  +  Newpark Resources...........        10,990          85,173
 *+  Oil States International....         6,247         258,250
  +  Parker Drilling.............        13,340         140,604
  +  PHI.........................         1,542          45,936
  +  Pioneer Drilling............         6,043          90,101
     RPC.........................         4,479          76,322
 *+  Sulphco.....................         4,306          15,545
  +  Superior Offshore
      International.............          1,050          19,110
  +  Superior Well Services......         1,777          45,154
  +  T-3 Energy Services.........           784          26,225
  +  Trico Marine Service........         1,662          67,943
  +  Union Drilling..............         1,777          29,178
  +  Universal Compression
      Holdings..................          3,870         280,458
  +  W-H Energy Services.........         4,015         248,568
  +  Willbros Group..............         3,291          97,677
                                                   ------------
                                                      3,886,100

                                                   ------------
     FOOD & STAPLES RETAILING-1.05%
  *  Andersons...................         2,060          93,380
     Arden Group.................           100          13,640
     Casey's General Stores......         6,582         179,424
 *+  Central European District...         4,632         160,360
  +  Great Atlantic & Pacific
      Tea.......................          2,291          76,840
     Ingles Markets..............         1,836          63,250
     Longs Drug Stores...........         4,036         211,970

                             LVIP Small-Cap Index Fund-10

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     FOOD & STAPLES RETAILING (CONTINUED)
     Nash Finch..................         1,820    $     90,090
  +  Pantry......................         2,978         137,286
  +  Pathmark Stores.............         4,876          63,193
  +  Performance Food Group......         4,624         150,234
     Pricesmart..................         1,362          33,682
     Ruddick.....................         5,423         163,341
     Spartan Stores..............         2,888          95,044
     Topps.......................         5,003          52,582
 *+  United Natural Foods........         5,563         147,865
     Village Super Market........           357          17,068
     Weis Markets................         1,470          59,550
  +  Wild Oats Markets...........         3,556          59,599
  +  Winn Dixie Stores...........         4,335         127,016
                                                   ------------
                                                      1,995,414

                                                   ------------
     FOOD PRODUCTS-1.10%
     Alico.......................           409          24,945
  +  American Dairy..............           731          13,640
     Cal-Maine Foods.............         1,470          24,079
  *  Chiquita Brands
      International.............          5,932         112,471
  +  Darling International.......        10,030          91,674
     Farmer Brothers.............           600          13,578
     Flowers Foods...............         6,757         225,414
  +  Fresh Del Monte Produce.....         3,585          89,804
  +  Green Mountain Coffee
      Roasters..................            862          67,874
  +  Hain Celestial Group........         4,866         132,063
  *  Imperial Sugar..............         1,712          52,712
     J&J Snack Foods.............         1,577          59,516
     Lancaster Colony............         2,971         124,455
     Lance.......................         3,893          91,719
  +  Maui Land & Pineapple.......           653          23,985
  +  Peet's Coffee & Tea.........         1,875          46,181
  *  Pilgrim's Pride.............         5,046         192,606
  +  Ralcorp Holdings............         3,372         180,233
     Reddy Ice Holdings..........         2,537          72,355
     Sanderson Farms.............         2,292         103,186
     Seaboard....................            46         107,870
  *  Tootsie Roll Industries.....         4,398         121,869
  +  Treehouse Foods.............         3,764         100,160
                                                   ------------
                                                      2,072,389

                                                   ------------
     GAS UTILITIES-0.83%
     Cascade Natural Gas.........         1,473          38,902
     EnergySouth.................           800          40,800
     Laclede Group...............         2,440          77,787
     New Jersey Resources........         3,628         185,101
     NICOR.......................         5,819         249,750
     Northwest Natural Gas.......         3,478         160,649
     Piedmont Natural Gas........         9,692         238,908
  +  SEMCO Energy................         4,143          32,191
     South Jersey Industries.....         3,892         137,699
     Southwest Gas...............         5,492         185,685
  *  WGL Holdings................         6,528         213,074
                                                   ------------
                                                      1,560,546

                                                   ------------
     HEALTH CARE EQUIPMENT & SUPPLIES-3.22%
  +  Abaxis......................         3,076          64,165
  +  Abiomed.....................         3,052          32,901
 *+  Accuray.....................         2,154          47,776
 *+  Align Technology............         7,286         176,030
 *+  American Medical System
      Holdings..................          9,179         165,589
     Analogic....................         1,851         136,067
  +  Angiodynamics...............         3,282          59,109
     Arrow International.........         3,058         117,060
  +  Arthrocare..................         3,498         153,597
 *+  Aspect Medical Systems......         2,707          40,497
  +  Cantel Medical..............         1,343          22,844
  +  Conceptus...................         3,325          64,405
  +  Conmed......................         3,770         110,386
  +  Cutera......................         1,580          39,374
 *+  Cyberonics..................         3,286          55,271
  +  Cynosure....................           886          32,277
     Datascope...................         1,496          57,267
  +  DexCom......................         2,200          18,018
 *+  DJO.........................         2,824         116,546
  +  ev3.........................         1,991          33,608
 *+  FoxHollow Technologies......         2,702          57,390
 *+  Greatbatch..................         2,564          83,074
  +  Haemonetics.................         3,244         170,667
  +  Hansen Medical..............         1,277          24,123
  +  Hologic.....................         6,818         377,105
  +  ICU Medical.................         1,768          75,918
  +  I-Flow......................         3,156          52,831
  +  Immucor.....................         8,939         250,024
  +  Integra LifeSciences
      Holdings..................          2,444         120,782
     Invacare....................         3,586          65,731
  +  Inverness Medical
      Innovation................          5,751         293,416
  +  Kensey Nash.................         1,656          44,397
  +  Kyphon......................         5,947         286,348
  +  LifeCell....................         4,356         133,032
 *+  Medical Action Industries...         2,240          40,454
  *  Mentor......................         4,933         200,674
     Meridian Bioscience.........         4,786         103,665
  +  Merit Medical Systems.......         3,911          46,776
  +  Micrus Endovascular.........         1,549          38,105
  +  Minrad International........         5,492          32,568
  +  Natus Medical...............         2,754          43,844
  +  Neurometrix.................         1,500          14,565
  +  Northstar Neuroscien........         2,276          26,470
  +  NuVasive....................         4,778         129,054
  +  NxStage Medical.............         2,201          28,459
  +  OraSure Technologies........         5,984          48,949
  +  Orthofix International......         2,089          93,942
  +  Palomar Medical
      Technologies..............          2,438          84,623

                             LVIP Small-Cap Index Fund-11

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
     PolyMedica..................         3,139    $    128,228
  +  Quidel......................         3,958          69,502
  +  Regeneration Technologies...         3,473          39,071
 *+  Sirona Dental System........         2,417          91,435
  +  Sonic Innovations...........         3,076          26,915
  +  Sonosite....................         2,221          69,806
 *+  Spectranetics...............         4,055          46,714
  +  Stereotaxis.................         3,471          45,331
     STERIS......................         8,597         263,068
  +  SurModics...................         2,351         117,550
 *+  Symmetry Medical............         3,971          63,576
 *+  Thoratec....................         7,006         128,840
     Vital Signs.................         1,247          69,271
  +  Volcano.....................         2,976          60,145
     West Pharmaceutical
      Services..................          4,059         191,382
  +  Wright Medical Group........         4,334         104,536
  +  Zoll Medical................         2,933          65,435
                                                   ------------
                                                      6,090,578

                                                   ------------
     HEALTH CARE PROVIDERS & SERVICES-2.51%
  +  Air Methods.................         1,585          58,122
  +  Alliance Imaging............         3,148          29,560
 *+  Amedisys....................         3,174         115,311
  +  American Dental Partners....         1,462          37,968
  +  AMERIGROUP..................         6,676         158,889
  +  AMN Healthcare Services.....         4,258          93,676
  +  Amsurg......................         4,033          97,357
  +  Animal Health
      International.............          1,436          20,808
 *+  Apria Healthcare Group......         5,472         157,429
  +  Assisted Living Concepts....         7,593          80,865
  +  Bio-Reference Labs..........         1,800          49,230
  +  Capital Senior Living.......         2,767          26,065
 *+  Centene.....................         5,401         115,689
     Chemed......................         3,278         217,299
  +  CorVel......................         1,308          34,191
  +  Cross Country Healthcare....         4,625          77,145
  +  CryoLife....................         2,624          34,138
  +  Emergency Medical Services..           959          37,526
  +  Emeritus....................           627          19,424
  +  Genesis HealthCare..........         2,503         171,255
  +  Gentiva Health Services.....         3,700          74,222
  +  HealthExtras................         3,703         109,535
 *+  HealthSouth.................         9,997         181,046
  +  HealthSpring................         6,051         115,332
 *+  Healthways..................         4,473         211,886
  +  HMS Holdings................         2,168          41,496
  +  Hythiam.....................         4,177          36,131
  +  Insulet.....................           736          10,451
  +  inVentiv Health.............         3,964         145,122
  +  Kindred Healthcare..........         3,952         121,405
     Landauer....................         1,043          51,368
     LCA-Vision..................         2,540         120,040
 *+  LHC Group...................         1,606          42,077
  +  Magellan Health Services....         5,118         237,834
  +  Matria Healthcare...........         2,827          85,602
  +  MedCath.....................         1,479          47,032
  +  Molina Healthcare...........         1,481          45,200
  +  MWI Veterinary Supply.......           955          38,095
     National Healthcare.........           873          45,047
  +  Nighthawk Radiology
      Holdings..................          2,425          43,771
  +  Odyssey Healthcare..........         5,157          61,162
     Option Care.................         3,932          60,553
  *  Owens & Minor...............         4,976         173,861
  +  Providence Service..........         1,609          42,992
  +  PSS World Medical...........         8,909         162,322
  +  Psychiatric Solutions.......         7,012         254,256
  +  Radiation Therapy Services..         1,463          38,535
  +  RehabCare Group.............         2,700          38,448
  +  Res-Care....................         2,938          62,109
  +  Skilled Healthcare Group....         2,612          40,512
  +  Sun Healthcare Group........         5,092          73,783
 *+  Sunrise Assisted Living.....         5,682         227,224
  +  Symbion.....................         2,751          59,724
  +  Visicu......................         1,857          16,992
                                                   ------------
                                                      4,747,112

                                                   ------------
     HEALTH CARE TECHNOLOGY-0.37%
 *+  Allscripts Healthcare
      Solutions.................          6,710         170,971
     Computer Programs &
      Systems...................          1,527          47,306
  +  Eclipsys....................         5,669         112,246
  +  Emageon.....................         2,800          25,256
  +  Omnicell....................         3,956          82,206
 *+  Phase Forward...............         5,235          88,105
 *+  Trizetto Group..............         6,121         118,503
  +  Vital Images................         2,209          59,996
                                                   ------------
                                                        704,589

                                                   ------------
     HOTELS, RESTAURANTS & LEISURE-3.20%
 *+  AFC Enterprises.............         4,074          70,439
     Ambassadors Group...........         2,130          75,679
     Ambassadors International...         1,268          42,174
     Ameristar Casinos...........         3,481         120,930
  *  Applebee's International....         9,922         239,120
  +  Bally Technologies I........         6,600         174,372
  +  Benihana....................         1,437          28,740
  +  BJ's Restaurants............         1,641          32,393
  +  Bluegreen...................         3,077          35,970
     Bob Evans Farms.............         4,736         174,522
  +  Buffalo Wild Wings..........         1,980          82,348
  +  California Pizza Kitchen....         3,955          84,953
  +  Carrols Restaurant Group....         1,211          18,468
     CBRL Group..................         3,372         143,243
  +  CEC Entertainment...........         3,902         137,350
  +  Chipotle Mexican Grill Class
      B.........................          4,171         327,966
     Churchill Downs.............         1,188          62,227
  +  Cinemark Holdings...........         3,519          62,955

                             LVIP Small-Cap Index Fund-12

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     HOTELS, RESTAURANTS & LEISURE (CONTINUED)
     CKE Restaurants.............         8,530    $    171,197
  +  Denny's.....................        13,936          62,015
     Domino's Pizza..............         5,340          97,562
     Dover Downs Gaming &
      Entertainment.............          2,170          32,572
  +  Gaylord Entertainment.......         5,292         283,863
  +  Great Wolf Resorts..........         3,854          54,920
     IHOP........................         2,192         119,311
  +  Isle of Capri Casinos.......         2,145          51,394
  +  Jack in the Box.............         4,099         290,783
  +  Jamba.......................         6,541          59,785
 *+  Krispy Kreme Doughnuts......         7,543          69,848
     Landry's Restaurants........         2,174          65,785
 *+  Life Time Fitness...........         4,227         225,003
  +  Lodgian.....................         2,240          33,667
  +  Magna Entertainment Class
      A.........................          3,200           9,344
     Marcus......................         2,448          58,164
  +  McCormick & Schmick's
      Seafood Restaurants.......          1,715          44,487
  +  Monarch Casino & Resort.....         1,557          41,805
  +  Morgans Hotel Group.........         2,768          67,484
  +  Mortons Restaurant Group....         1,930          34,952
  +  MTR Gaming Group............         3,210          49,434
  +  Multimedia Games............         3,627          46,281
     O'Charleys..................         3,241          65,339
  +  P.F. Chang's China Bistro...         3,219         113,309
 *+  Papa John's International...         3,103          89,242
  +  Pinnacle Entertainment......         7,868         221,484
  +  Premier Exhibitions.........         3,672          57,871
 *+  Rare Hospitality
      International.............          4,145         110,962
  +  Red Robin Gourmet Burgers...         1,982          80,013
  +  Riviera Holdings............         1,465          53,253
  *  Ruby Tuesday................         7,050         185,627
 *+  Ruth's Chris Steak House....         3,025          51,395
 *+  Shuffle Master..............         4,523          75,082
  +  Six Flags...................         9,429          57,423
  +  Sonic.......................         8,791         194,457
     Speedway Motorsports........         2,028          81,079
  +  Steak'n Shake...............         3,712          61,953
  +  Texas Roadhouse.............         6,320          80,833
  +  Town Sports International...         1,682          32,496
     Triarc Companies Class B....         7,809         122,601
  +  Trump Entertainment
      Resorts...................          4,415          55,408
 *+  Vail Resorts................         3,956         240,802
  +  WMS Industries..............         5,080         146,594
                                                   ------------
                                                      6,060,728

                                                   ------------
     HOUSEHOLD DURABLES-1.36%
     American Greetings Class A..         6,887         195,110
  +  Avatar Holdings.............           777          59,782
  *  Beazer Homes USA............         4,957         122,289
     Blyth.......................         3,421          90,930
     Brookfield Homes............         1,560          45,380
 *+  Champion Enterprises........         9,448          92,874
     CSS Industries..............           904          35,807
  *  Ethan Allen Interiors.......         3,685         126,211
  *  Furniture Brands
      International.............          5,817          82,601
  +  Helen of Troy...............         3,832         103,464
     Hooker Furniture............         1,494          33,525
  +  Hovnanian Enterprises Class
      A.........................          5,055          83,559
     Interface Class A...........         7,122         134,321
  +  iRobot......................         1,833          36,385
     Kimball International.......         3,723          52,159
  *  La-Z-Boy....................         6,038          69,195
     Libbey......................         1,679          36,216
     Lifetime Brands.............         1,426          29,162
  *  M/I Homes...................         1,721          45,779
  +  Meritage Homes..............         3,163          84,610
     National Presto Industries..           544          33,913
  +  Orleans Homebuilders........           400           3,380
  +  Palm Harbor Homes...........         1,296          18,338
     Russ Berrie & Co. ..........         1,884          35,099
     Sealy.......................         5,107          84,368
     Skyline.....................           691          20,737
     Standard-Pacific............         8,211         143,939
  +  Syntax Brillian.............         5,923          29,141
  +  Tarragon....................         2,204          18,646
  *  Tempur-Pedic International..        10,554         273,350
     Tupperware Brands...........         7,691         221,040
  +  Universal Electronics.......         1,814          65,884
  +  WCI Communities.............         4,406          73,492
                                                   ------------
                                                      2,580,686

                                                   ------------
     HOUSEHOLD PRODUCTS-0.11%
  +  Central Garden & Pet Class
      A.........................          8,663         101,617
 *+  Spectrum Brands.............         5,491          37,174
     WD-40.......................         2,106          69,224
                                                   ------------
                                                        208,015

                                                   ------------
     INDEPENDENT POWER PRODUCERS & TRADERS-0.14%
     Black Hills.................         4,935         196,166
  *  Ormat Technologies..........         1,625          61,230
                                                   ------------
                                                        257,396

                                                   ------------
     INDUSTRIAL CONGLOMERATES-0.34%
  +  Energy Infrastructure
      Acquisition...............          2,603          25,405
  +  Freedom Acquisitions
      Holdings..................          7,034          77,444
  +  Marathon Acquisition........         3,908          30,795
  +  NTR Acquisition.............         3,045          28,836
     Raven Industries............         2,160          77,134
  +  Sequa Class A...............           856          95,872
     Standex International.......         1,275          36,261
     Tredegar....................         3,794          80,812
     Walter Industries...........         6,611         191,455
                                                   ------------
                                                        644,014

                                                   ------------


                             LVIP Small-Cap Index Fund-13

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     INSURANCE-3.77%
     21st Century Insurance
      Group.....................          4,261    $     93,145
     Alfa........................         3,878          60,380
  *  American Equity Investment
      Life Holding..............          7,329          88,534
  +  American Physicians
      Capital...................          1,458          59,049
  +  Amerisafe...................         2,067          40,575
  *  Amtrust Financial Services..         3,316          62,308
 *+  Argonaut Group..............         4,291         133,922
     Aspen Insurance Holdings....        11,213         314,750
     Assured Guaranty............         8,617         254,719
     Baldwin & Lyons Class B.....         1,018          26,448
     Bristol West Holdings.......         1,890          42,279
     CastlePoint Holdings........           817          12,002
  +  Citizens....................         4,033          28,392
  +  CNA Surety..................         1,726          32,639
     Commerce Group..............         7,028         244,012
     Crawford & Co. .............         2,026          13,696
  +  Darwin Professional
      Underwrite................            855          21,520
     Delphi Financial Group Class
      A.........................          5,564         232,686
     Donegal Group...............         1,653          24,630
  +  eHealth.....................         1,351          25,791
     EMC Insurance Group.........           605          15,016
     Employers Holdings..........         7,239         153,756
  +  Enstar Group................           886         106,949
     FBL Financial Group Class
      A.........................          1,601          62,951
  +  First Acceptance............         1,845          18,745
  +  First Mercury Financial.....         1,495          31,350
  +  Flagstone Reinsurance
      Holdings..................          1,510          20,113
  +  FPIC Insurance Group........         1,264          51,533
     Great American Financial
      Resources.................          1,054          25,496
  +  Greenlight Capital..........         1,010          22,755
     Harleysville Group..........         2,080          69,389
     Hilb, Rogal & Hamilton......         4,926         211,128
     Horace Mann Educators.......         5,255         111,616
     Independence Holding........           522          10,664
     Infinity Property &
      Casualty..................          2,620         132,913
     IPC Holdings................         8,092         261,291
     James River Group...........           918          30,505
     Kansas City Life Insurance..           426          19,818
     Landamerica Financial
      Group.....................          2,171         209,480
     Max Capital Group...........         7,661         216,806
  +  Meadowbrook Insurance
      Group.....................          4,048          44,366
     Midland.....................         1,266          59,426
     Montpelier RE Holdings......        14,212         263,490
     National Financial
      Partners..................          4,795         222,056
     National Interstate.........           991          25,845
  +  National Western Life
      Insurance.................            275          69,553
  +  Navigators Group............         1,644          88,612
     NYMAGIC.....................           608          24,442
     Odyssey Re Holdings.........         3,593         154,104
     Ohio Casualty...............         7,905         342,367
     Phoenix Companies...........        14,620         219,446
     Platinum Underwriters
      Holdings..................          7,610         264,448
  +  PMA Capital.................         4,198          44,877
     Presidential Life...........         2,696          53,003
  +  ProAssurance................         4,411         245,560
     PXRE Group..................         6,649          30,851
  +  Ram Holdings................         2,000          31,500
     RLI.........................         2,704         151,289
     Safety Insurance Group......         2,203          91,204
  +  Scottish Group..............         7,476          36,558
  +  SeaBright Insurance
      Holdings..................          2,780          48,594
     Security Capital Assurance..         3,010          92,919
     Selective Insurance Group...         7,035         189,101
     State Auto Financial........         1,641          50,297
     Stewart Information
      Services..................          2,254          89,777
     Tower.......................         2,562          81,728
  +  United America Indemnity....         3,110          77,346
     United Fire & Casualty......         2,844         100,621
  +  Universal American
      Financial.................          5,051         107,485
  *  Zenith National Insurance...         4,876         229,611
                                                   ------------
                                                      7,124,227

                                                   ------------
     INTERNET & CATALOG RETAIL-0.64%
  +  1-800 Contacts..............           874          20,504
  +  1-800-FLOWERS.com Class A...         3,982          37,550
 *+  Blue Nile...................         1,813         109,505
     FTD Group...................         2,062          37,961
 *+  Gaiam.......................         2,938          53,560
 *+  GSI Commerce................         2,998          68,085
 *+  NetFlix.....................         5,714         110,794
  +  Overstock.com...............         2,033          37,143
  +  PetMed Express..............         3,434          44,093
  +  priceline.com...............         4,820         331,327
  +  Shutterfly..................         1,666          35,902
  +  Stamps.com..................         2,881          39,700
  +  Systemax....................         1,597          33,234
  +  ValueVision International...         3,613          40,899
 *+  VistaPrint..................         5,480         209,610
                                                   ------------
                                                      1,209,867

                                                   ------------
     INTERNET SOFTWARE & SERVICES-2.40%
  +  24/7 Real Media.............         6,621          77,664
  +  Ariba.......................         9,707          96,196
  +  Art Technology Group........        20,119          53,517
  +  Asiainfo Holdings...........         3,271          31,729
  +  Authorize.Net Holdings......         3,634          65,012
 *+  Bankrate....................         1,293          61,961
  +  Chordiant Software..........         4,616          72,287
  +  CMGI........................        59,129         115,302
  +  CNET Networks...............        19,692         161,277
 *+  Cybersource.................         4,139          49,916
  +  DealerTrack Holdings........         4,235         156,017
  +  Digital River...............         5,258         237,925
  +  DivX........................         2,691          40,365
  +  EarthLink...................        16,233         121,261

                             LVIP Small-Cap Index Fund-14

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     INTERNET SOFTWARE & SERVICES (CONTINUED)
  +  eCollege.com................         2,372    $     52,777
 *+  Equinix.....................         4,135         378,227
  +  Greenfield Online...........         2,242          35,670
  +  Ibasis......................         3,425          34,421
     Imergent....................         1,437          35,149
  +  Infospace...................         4,169          96,762
  +  Internap Network Services...         5,626          81,127
  +  Internet Capital Group......         5,273          65,385
  +  Interwoven..................         6,215          87,259
 *+  iPass.......................         8,431          45,696
 *+  j2 Global Communications....         6,251         218,160
  +  Keynote Systems.............         1,830          30,012
  +  Knot........................         3,266          65,941
 *+  Liquidity Services..........         1,000          18,780
  +  LivePerson..................         4,280          22,898
  +  Loopnet.....................         3,415          79,672
     Marchex.....................         3,808          62,147
  +  Move........................        12,957          58,047
  +  NIC.........................         5,068          34,665
 *+  Omniture....................         3,565          81,710
  +  On2 Technologies............        11,655          34,965
  +  Online Resources............         4,079          44,787
  +  Openwave Systems............        11,523          72,134
 *+  Perficient..................         3,693          76,445
  +  RealNetworks................        13,854         113,187
  +  S1..........................         7,640          61,044
  +  SAVVIS......................         3,698         183,088
  +  Sohu.com....................         3,473         111,101
  +  SonicWALL...................         8,620          74,046
  +  Sourcefire..................           775          10,842
  +  TechTarget..................           722           9,278
  +  Terremark Worldwide.........         5,499          35,469
     TheStreet.com...............         3,439          37,416
 *+  Travelzoo...................           710          18,879
  *  United Online...............         8,582         141,517
 *+  ValueClick..................        12,447         366,689
  +  Vignette....................         3,879          74,322
  +  Vocus.......................         1,338          33,597
  +  Websense....................         5,785         122,931
                                                   ------------
                                                      4,546,671

                                                   ------------
     IT SERVICES-1.75%
 *+  BearingPoint................        24,732         180,791
  +  BISYS Group.................        15,080         178,396
  +  CACI International..........         3,868         188,951
     Cass Information Systems....           650          23,569
  +  CGS Systems International...         5,877         155,799
  +  CIBER.......................         6,721          54,978
  +  Covansys....................         3,739         126,864
  +  eFunds......................         5,788         204,258
 *+  Euronet Worldwide...........         6,022         175,602
  +  ExlService Holdings.........         2,354          44,114
  +  Forrester Research..........         2,154          60,592
  +  Gartner Group...............         8,525         209,629
     Gevity HR...................         3,411          65,935
  *  Heartland Payment Systems...         2,051          60,156
  +  iGate.......................         2,335          18,727
  +  Infocrossing................         2,544          46,988
     infoUSA.....................         4,466          45,643
     Integral Systems............         1,429          34,739
  +  Isilon Systems..............           512           7,895
  +  Lionbridge Technologies.....         8,895          52,392
  +  Mantech International.......         2,365          72,913
     MAXIMUS.....................         2,879         124,891
  +  MPS Group...................        13,394         179,078
  +  Ness Technologies...........         4,528          58,909
  +  Perot Systems Class A.......        10,635         181,220
  +  RightNow Technologies.......         2,008          32,951
  +  Safeguard Scientifics.......        14,349          40,321
  +  Sapient.....................         9,868          76,280
  +  SI International............         1,700          56,134
 *+  SRA International Class A...         5,084         128,422
  +  STEC........................         3,774          24,267
  +  Syke Enterprises............         3,906          74,175
     Syntel......................         1,398          42,485
  +  TNS.........................         3,154          45,449
  +  Tyler Technologies..........         4,765          59,134
  +  Wright Express..............         5,166         177,039
                                                   ------------
                                                      3,309,686

                                                   ------------
     LEISURE EQUIPMENT & PRODUCTS-0.70%
     Arctic Cat..................         1,538          30,452
     Callaway Golf...............         9,245         164,653
 *+  JAKKS Pacific...............         3,980         111,997
  +  K2..........................         6,409          97,353
  +  LeapFrog Enterprises........         3,758          38,520
     Marine Products.............         1,434          11,802
  +  MarineMax...................         2,433          48,709
 *+  Marvel Entertainment........         6,642         169,238
     Nautilus....................         4,962          59,742
     Oakley......................         2,934          83,326
  *  Polaris Industries..........         4,609         249,623
  +  RC2.........................         2,927         117,109
 *+  Smith & Wesson Holding......         4,164          69,747
  +  Steinway Musical
      Instruments...............            840          29,056
  +  Sturm Ruger & Co. ..........         2,338          36,286
                                                   ------------
                                                      1,317,613

                                                   ------------
     LIFE SCIENCES TOOLS & SERVICES-1.31%
  +  Advanced Magnetics..........         1,714          99,686
  +  Affymetrix..................         8,581         213,581
  +  Albany Molecular Research...         3,215          47,743
  +  Bio-Rad Laboratories Class
      A.........................          2,345         177,212
  +  Bruker BioSciences..........         7,565          68,161
     Cambrex.....................         3,418          45,357
  +  Dionex......................         2,567         182,231

                             LVIP Small-Cap Index Fund-15

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
  +  Enzo Biochem................         4,099    $     61,280
  +  eResearch Technology........         5,521          52,505
  +  Exelixis....................        12,010         145,321
 *+  Illumina....................         6,685         271,344
  +  Kendle International........         1,792          65,892
  +  Luminex.....................         3,912          48,157
     Medivation..................         2,676          54,671
  +  Nektar Therapeutics.........        11,707         111,099
  +  Parexel International.......         3,656         153,771
  +  Pharmanet Development
      Group.....................          2,682          85,502
  +  PRA International...........         2,330          58,949
  +  TomoTherapy.................         1,213          26,589
  +  Varian......................         4,017         220,252
  +  Ventana Medical Systems.....         3,626         280,181
                                                   ------------
                                                      2,469,484

                                                   ------------
     MACHINERY-2.94%
  +  3D Systems..................         1,698          42,229
 *+  A.S.V. .....................         3,177          54,899
  +  Accuride....................         2,517          38,787
  *  Actuant Class A.............         3,669         231,366
  *  Albany International........         3,720         150,437
  +  Altra Holdings..............         1,071          18,507
     American Railcar
      Industries................          1,386          54,054
 *+  American Science &
      Engineering...............          1,305          74,189
     Ampco-Pittsburgh............         1,170          46,905
  +  Astec Industries............         2,207          93,180
     Badger Meter................         1,449          40,949
     Barnes Group................         5,717         181,115
  +  Basin Water.................           800           6,960
  +  Blount International........         4,243          55,498
     Briggs & Stratton...........         6,285         198,355
     Bucyrus International Class
      A.........................          4,647         328,914
     Cascade.....................         1,625         127,465
  +  Chart Industries............         1,366          38,849
     CIRCOR International........         1,854          74,957
     CLARCOR.....................         6,697         250,668
  +  Columbus McKinnon...........         2,484          79,985
  +  Commercial Vehicle Group....         2,486          46,314
     Dynamic Materials...........         1,759          65,963
  +  EnPro Industries............         2,628         112,452
 *+  ESCO Technologies...........         3,086         111,898
     Federal Signal..............         6,199          98,316
  +  Flow International..........         4,683          59,006
  +  Force Protection............         8,645         178,433
     FreightCar America..........         1,650          78,936
 *+  Gehl........................         1,450          44,022
     Gorman-Rupp.................         1,288          41,036
  *  Greenbrier..................         1,938          58,566
     Hardinge....................         1,147          39,032
  +  Hurco Companies.............           651          32,537
  +  Kadant......................         1,841          57,439
     Kaydon......................         3,741         194,981
  +  LB Foster...................         1,457          41,787
     Lindsay.....................         1,599          70,820
  +  Middleby....................         1,808         108,155
  +  Miller Industries...........         1,128          28,313
  *  Mueller Industries..........         4,836         166,552
     Mueller Water Products Class
      A.........................         15,434         263,303
     NACCO Industries Class A....           684         106,355
  *  Nordson.....................         4,204         210,873
 *+  RBC Bearings................         2,718         112,118
     Robbins & Myers.............         2,013         106,951
     Sun Hydraulics..............           768          37,824
  +  Tecumseh Products Class A...         2,364          37,138
     Tennant.....................         2,279          83,184
     Titan International.........         2,937          92,839
  +  Trimas......................         1,384          16,719
  +  TurboChef Technologies......         2,197          30,582
     Twin Disc...................           472          33,942
     Valmont Industries..........         2,421         176,152
     Wabash National.............         4,367          63,889
     Wabtec......................         6,095         222,650
  *  Watts Water Technologies....         3,964         148,531
                                                   ------------
                                                      5,565,876

                                                   ------------
     MARINE-0.34%
 *+  American Commercial Lines...         8,138         211,994
     Eagle Bulk Shipping.........         5,281         118,347
  *  Genco Shipping & Trading....         2,243          92,546
     Horizon Lines...............         4,264         139,689
  +  Star Maritime Acquisition...         2,756          33,789
  +  TBS International Class A...           455          12,922
  +  Ultrapetrol Bahamas.........         1,571          37,233
                                                   ------------
                                                        646,520

                                                   ------------
     MEDIA-2.11%
     Arbitron....................         3,718         191,589
     Belo Class A................        11,293         232,524
  *  Carmike Cinemas.............         1,649          36,212
     Catalina Marketing..........         4,877         153,626
  +  Charter Communications Class
      A.........................         51,469         208,450
  *  Citadel Broadcasting........        24,327         156,909
  +  CKX.........................         4,896          67,663
     Courier.....................         1,116          44,640
  +  Cox Radio Class A...........         4,781          68,081
  +  Crown Media Holdings........         2,096          15,091
  +  Cumulus Media...............         4,188          39,158
  +  DG Fastchannel..............         1,366          27,839
  +  Emmis Communications Class
      A.........................          4,156          38,277
     Entercom Communications.....         4,205         104,662
  +  Entravision Communications
      Clasa A...................          8,112          84,608
  +  Fisher Communications.......           741          37,635
  *  Gatehouse Media.............         2,140          39,697
  +  Gemstar-TV Guide
      International.............         32,394         159,378
  +  Global Sources..............         1,622          36,819

                             LVIP Small-Cap Index Fund-16

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     MEDIA (CONTINUED)
     Gray Television Class B.....         5,108    $     47,351
  +  Harris Interactive..........         8,805          47,107
     Interactive Data............         4,824         129,187
     Journal Communications Class
      A.........................          5,938          77,253
  +  Knology.....................         3,267          56,748
  +  Lakes Entertainment.........         2,504          29,572
     Lee Enterprises.............         6,279         130,980
  +  Lin TV Class A..............         3,684          69,296
  +  Live Nation.................         8,470         189,559
  +  Lodgenet Entertainment......         2,871          92,044
  +  Martha Stewart Living Class
      A.........................          3,354          57,689
     Media General Class A.......         3,102         103,204
  +  Mediacom Communications.....         7,435          72,045
  +  Morningstar.................         1,646          77,403
  +  National CineMedia..........         5,647         158,172
  +  Nexstar Broadcasting Group..         1,239          16,280
  +  Playboy Enterprises.........         3,957          44,833
  +  PRIMEDIA....................        31,058          88,515
  +  Radio One Class D...........        10,571          74,631
  +  RCN.........................         3,383          63,567
  +  Salem Communications Holding
      Class A...................            600           6,654
  +  Scholastic..................         4,554         163,671
     Sinclair Broadcasting
      Group.....................          6,238          88,704
  +  Spanish Broadcasting Systems
      Class A...................          4,570          19,651
  +  Sun-Times Media Group.......         9,300          48,825
  +  Tivo........................        11,313          65,502
  +  Valassis Communications.....         6,586         113,213
     Value Line..................           130           5,707
     Westwood One................        10,046          72,231
     World Wrestling
      Entertainment.............          2,611          41,750
                                                   ------------
                                                      3,994,202

                                                   ------------
     METALS & MINING-1.48%
     AM Castle & Co. ............         1,320          47,401
  *  AMCOL International.........         3,072          83,896
  +  Apex Silver Mines...........         7,436         150,058
  +  Brush Engineered Materials..         2,700         113,373
  +  Century Aluminum............         3,019         164,928
  +  Claymont Steel..............           932          19,935
 *+  Coeur d'Alene Mines.........        36,107         129,624
     Compass Minerals
      International.............          4,309         149,350
     Gibraltar Industries........         3,699          81,933
  +  Haynes International........         1,476         124,619
  +  Hecla Mining................        15,287         130,551
  +  Idaho General Mines.........         5,013          31,782
     Kaiser Aluminum.............         1,915         139,565
     Metal Management............         3,503         154,377
  +  Northwest Pipe..............         1,042          37,064
     Olympic Steel...............         1,451          41,586
     Quanex......................         4,664         227,137
     Royal Gold..................         3,241          77,039
  +  RTI International Metals....         2,972         224,000
  *  Ryerson.....................         3,494         131,549
  *  Schnitzer Steel Industries
      Class A...................          2,921         140,033
  +  Stillwater Mining...........         4,910          54,059
  +  US Gold.....................         5,370          29,535
  +  Universal Stainless &
      Alloy.....................            774          27,268
  +  Uranium Resources...........         6,572          72,489
  +  Wheeling-Pittsburgh.........         1,456          27,708
     Worthington Industries......         9,007         195,002
                                                   ------------
                                                      2,805,861

                                                   ------------
     MULTILINE RETAIL-0.19%
  +  99 Cents Only Stores........         5,638          73,915
     Bon-Ton Stores..............         1,211          48,513
  +  Conn's......................         1,402          40,041
     Fred's......................         5,393          72,158
  +  Retail Ventures.............         3,471          55,987
  *  Tuesday Morning.............         4,918          60,786
                                                   ------------
                                                        351,400

                                                   ------------
     MULTI-UTILITIES & UNREGULATED POWER-0.46%
  +  Aquila......................        50,099         204,905
     Avista......................         6,964         150,074
     CH Energy Group.............         2,057          92,503
     NorthWestern................         4,747         151,002
  *  PNM Resources...............         9,983         277,428
                                                   ------------
                                                        875,912

                                                   ------------
     OIL, GAS & CONSUMABLE FUELS-3.32%
     Alon USA Energy.............         1,640          72,176
  +  Alpha Natural Resources.....         7,918         164,615
 *+  Arena Resources.............         1,626          94,487
     Arlington Tankers...........         1,370          39,292
     Atlas America...............         3,044         163,554
  +  ATP Oil & Gas...............         2,881         140,132
  +  Aventine Renewable Energy...         4,479          76,009
     Berry Petroleum Class A.....         5,191         195,597
  +  Bill Barrett................         3,794         139,733
  +  Bois d'Arc Energy...........         1,913          32,578
  +  BPZ Energy..................         4,671          26,064
  +  Brigham Exploration.........         7,852          46,091
  +  Callon Petroleum............         2,350          33,300
 *+  Carrizo Oil & Gas...........         2,994         124,161
  +  Clayton Williams Energy.....           966          25,570
  +  Comstock Resources..........         5,407         162,048
  +  Contango Oil & Gas..........         1,647          59,770
  *  Crosstex Energy.............         4,519         129,831
     Delek US Holdings...........         1,467          39,096
 *+  Delta Petroleum.............         9,116         183,049
     Double Hull Tankers.........         2,194          34,204
  +  Edge Petroleum..............         4,342          60,831
  +  Encore Acquisition..........         6,811         189,346
  +  Energy Partners.............         4,242          70,799

                             LVIP Small-Cap Index Fund-17

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     OIL, GAS & CONSUMABLE FUELS (CONTINUED)
 *+  Evergreen Energy............         9,083    $     54,770
  +  Exco Resources..............         7,469         130,259
  +  FX Energy...................         3,687          33,736
     General Maritime............         3,619          96,917
  +  Geoglobal Resources.........         4,379          22,289
  +  GeoMet......................         1,353          10,364
 *+  GMX Resources...............         1,510          52,246
  +  Golar LNG...................         4,396          73,237
 *+  Goodrich Petroleum..........         2,066          71,546
  +  Grey Wolf...................        23,184         191,036
  +  Gulfport Energy.............         2,199          43,936
  +  Harvest Natural Resources...         4,896          58,311
  +  International Coal Group....        15,579          93,162
     Kayne Anderson Energy
      Development...............          1,166          29,360
     Knightsbridge Tankers.......         2,151          65,627
  +  Mariner Energy..............        11,079         268,666
     Markwest Hydrocarbon........           923          53,008
  +  McMoRan Exploration.........         3,733          52,262
  +  Meridian Resource...........        10,872          32,833
     NGP Capital Resources.......         2,178          36,416
     Nordic American Tanker......         3,411         139,305
  +  Oilsands Quest..............        11,152          27,545
  +  Pacific Ethanol.............         4,198          55,414
  +  Parallel Petroleum..........         4,851         106,237
     Penn Virginia...............         4,819         193,724
  +  PetroHawk Energy............        21,583         342,307
 *+  Petroleum Development.......         1,918          91,067
  +  Petroquest Energy...........         5,492          79,854
  +  Rentech.....................        20,396          52,826
  +  Rosetta Resources...........         6,809         146,666
     Ship Finance International..         3,988         118,364
  +  Stone Energy................         3,292         112,784
 *+  Swift Energy................         3,663         156,630
  +  Toreador Resources..........         2,447          36,705
  +  TXCO Resources..............         4,761          48,943
  +  US BioEnergy................           608           6,907
  +  USEC........................        11,175         245,627
  +  Vaalco Energy...............         8,292          40,050
  +  Venoco......................         1,676          31,291
 *+  VeraSun Energy..............         4,140          59,947
  +  Warren Resources............         7,489          87,472
  +  Whiting Petroleum...........         4,599         186,351
  *  World Fuel Services.........         3,408         143,340
                                                   ------------
                                                      6,281,670

                                                   ------------
     PAPER & FOREST PRODUCTS-0.36%
  *  Bowater.....................         7,040         175,648
  +  Buckeye Technologies........         5,423          83,894
     Deltic Timber...............         1,322          72,472
     Glatfelter..................         6,183          84,027
  +  Mercer International SBI....         4,495          45,849
     Neenah Paper................         2,132          87,966
     Schweitzer-Mauduit
      International.............          1,888          58,528
  *  Wausau Paper................         5,603          75,080
                                                   ------------
                                                        683,464

                                                   ------------
     PERSONAL PRODUCTS-0.38%
 *+  American Oriental
      Bioengineering............          6,507          57,912
 *+  Chattem.....................         2,215         140,388
  +  Elizabeth Arden.............         3,323          80,616
     Inter Parfums...............           957          25,475
  *  Mannatech...................         2,245          35,673
  +  Medifast....................         1,200          10,740
     Nu Skin Enterprises Class
      A.........................          6,509         107,399
  +  Playtex Products............         6,791         100,575
  +  Prestige Brands Holdings....         3,886          50,440
  +  Revlon......................        28,012          38,376
  +  Synutra International.......           375           7,616
 *+  Tiens Biotech Group (USA)...           207             793
 *+  USANA Health Sciences.......         1,452          64,962
                                                   ------------
                                                        720,965

                                                   ------------
     PHARMACEUTICALS-1.48%
 *+  Adams Respiratory
      Therapeutics..............          4,339         170,913
  +  Adolor......................         5,100          18,921
  +  Akorn.......................         6,060          42,359
  +  Alexza Pharmaceuticals......         2,367          19,575
     Alpharma Class A............         5,380         139,934
  +  Auxilium Pharmaceuticals....         3,899          62,150
  +  Beijing Med-Pharm...........         3,107          33,152
  +  Bentley Pharmaceuticals.....         2,297          27,886
  +  Biodel......................           470           9,306
  +  BioMimetic Therapeutics.....         1,251          19,553
  +  Bradley Pharmaceuticals.....         2,050          44,506
  +  Cadence Pharmaceuticals.....         1,638          19,869
  +  Caraco Pharmaceutical
      Laboratories..............            832          12,630
 *+  Cypress Bioscience..........         4,189          55,546
  +  Discovery Laboratories......         9,865          27,918
  +  DURECT......................         8,028          30,908
  +  Javelin Pharmaceuticals.....         4,958          30,690
  +  KV Pharmaceutical Class A...         4,546         123,833
  +  Medicines Company...........         6,485         114,266
  *  Medicis Pharmaceutical Class
      A.........................          6,910         211,031
  +  MGI PHARMA..................        10,030         224,372
 *+  Nastech Pharmaceutical......         4,122          44,971
 *+  Noven Pharmaceuticals.......         3,208          75,228
  +  Obagi Medical Products......           202           3,579
  +  Pain Therapeutics...........         5,812          50,623
  +  Par Pharmaceuticals.........         4,414         124,607
 *+  Penwest Pharmaceuticals.....         3,196          39,854
  *  Perrigo.....................        10,116         198,071
  +  POZEN.......................         3,806          68,774
  +  Salix Pharmaceuticals.......         6,618          81,401
 *+  Santarus....................         6,901          35,678
  +  Sciele Pharma...............         4,362         102,769

                             LVIP Small-Cap Index Fund-18

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     PHARMACEUTICALS (CONTINUED)
  +  Somaxon Pharmaceuticals.....           650    $      7,904
  +  SuperGen....................         7,337          40,794
  +  Syntha Pharmaceuticals......           506           4,200
  *  Valeant Pharmaceuticals
      International.............         12,076         201,548
  +  Viropharma..................         8,978         123,896
  +  Vivus.......................         6,806          35,595
  +  XenoPort....................         2,574         114,337
                                                   ------------
                                                      2,793,147

                                                   ------------
     REAL ESTATE INVESTMENT TRUSTS-6.46%
  *  Acadia Realty Trust.........         4,065         105,487
     Agree Realty................         1,237          38,656
     Alesco Financial............         6,970          56,666
 *+  Alexander's.................           241          97,424
  *  Alexandria Real Estate
      Equities..................          3,844         372,175
     American Campus
      Communities...............          3,031          85,747
     American Financial Realty
      Trust.....................         16,646         171,787
  *  American Home Mortgage
      Investment................          6,022         110,684
     Anthracite Capital..........         7,963          93,167
     Anworth Mortgage Asset......         4,939          44,698
     Arbor Realty Trust..........         1,693          43,696
     Ashford Hospitality Trust...        13,881         163,241
     Associated Estates Realty...         1,834          28,592
     BioMed Realty Trust.........         8,580         215,530
     BRT Realty Trust............           819          21,302
  *  Capital Lease Funding.......         5,468          58,781
     Capital Trust...............         1,775          60,599
     CBRE Realty Finance.........         3,045          36,205
     Cedar Shopping Centers......         5,011          71,908
     Corporate Office Properties
      Trust.....................          5,075         208,126
  *  Cousins Properties..........         5,263         152,680
     Crescent Real Estate........        10,404         233,466
     Crystal River Capital.......         3,155          76,603
     DCT Industrial Trust........        21,785         234,407
     Deerfield Triarc Capital....         6,074          88,863
     DiamondRock Hospitality.....        12,014         229,227
  *  Digital Realty Trust........         6,774         255,244
  *  EastGroup Properties........         2,931         128,436
     Education Realty Trust......         3,761          52,767
     Entertainment Properties
      Trust.....................          3,461         186,133
  *  Equity Inns.................         6,983         156,419
  *  Equity Lifestyle
      Properties................          2,668         139,243
  *  Equity One..................         4,778         122,078
  *  Extra Space Storage.........         8,159         134,624
     FelCor Lodging Trust........         7,926         206,314
     Fieldstone Investment.......         3,900          14,196
     First Industrial Realty
      Trust.....................          5,856         226,979
     First Potomac Realty Trust..         3,087          71,896
  *  Franklin Street Properties..         7,431         122,909
     Friedman Billings Ramsey
      Group Class A.............         20,403         111,400
     Getty Realty................         1,905          50,063
     Glimcher Realty Trust.......         5,017         125,425
     GMH Communities Trust.......         4,647          45,029
     Gramercy Capital............         2,163          59,569
     Healthcare Realty Trust.....         6,354         176,514
  *  Hersha Hospitality Trust....         4,697          55,519
     Highland Hospitality........         7,400         142,080
     Highwoods Properties........         7,379         276,713
  *  Home Properties.............         4,411         229,063
  *  IMPAC Mortgage Holdings.....         9,375          43,219
     Inland Real Estate..........         8,749         148,558
     Innkeepers USA Trust........         6,149         109,022
     Investors Real Estate
      Trust.....................          5,770          59,604
     JER Investors Trust.........         2,824          42,360
     Kite Realty Group Trust.....         2,766          52,609
     Lasalle Hotel Properties....         5,174         224,655
  *  Lexington Reality Trust.....         8,847         184,018
     LTC Properties..............         2,604          59,241
  *  Luminent Mortgage Capital...         7,456          75,231
     Maguire Properties..........         4,941         169,625
     Medical Properties Trust....         6,637          87,808
     MFA Mortgage Investments....         9,483          69,036
     Mid-America Apartment
      Communities...............          3,307         173,551
     Mission West Properties.....         2,290          31,923
     National Health Investors...         2,955          93,733
  *  National Retail Properties..         8,777         191,865
     Nationwide Health
      Properties................         11,651         316,907
  *  Newcastle Investment........         5,333         133,698
     NorthStar Realty Finance....         8,147         101,919
  *  NovaStar Financial..........         6,013          41,971
     Omega Healthcare Investors..         8,314         131,611
  *  Parkway Properties..........         2,162         103,841
     Pennsylvania Real Estate
      Investment Trust..........          4,121         182,684
     Post Properties.............         5,709         297,610
  *  Potlatch....................         4,886         210,342
     PS Business Parks...........         1,888         119,643
  +  Quadra Realty Trust.........         1,972          24,670
     RAIT Investment Trust.......         8,195         213,234
     Ramco-Gershenson
      Properties................          2,199          79,010
  *  Realty Income...............        13,153         331,324
  *  Redwood Trust...............         2,492         120,563
     Republic Property Trust.....         2,858          35,011
     Resource Capital............         2,293          32,056
     Saul Centers................         1,185          53,740
  *  Senior Housing Properties
      Trust.....................         10,372         211,070
  *  Sovran Self Storage.........         2,608         125,601
     Spirit Finance..............        14,365         209,154
  *  Strategic Hotel & Resorts...         9,057         203,692
  *  Sun Communities.............         2,326          69,245
  *  Sunstone Hotel Investors....         8,045         228,398
     Tanger Factory Outlet
      Centers...................          3,967         148,564

                             LVIP Small-Cap Index Fund-19

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  *  Universal Health Realty
      Income Trust..............          1,708    $     56,876
     Urstadt Biddle Properties...         2,642          44,940
     U-Store-It Trust............         6,206         101,716
  *  Washington Real Estate
      Investment Trust..........          5,888         200,192
     Winston Hotels..............         3,205          48,075
     Winthrop Reality Trust......         5,629          38,896
                                                   ------------
                                                     12,220,641

                                                   ------------
     REAL ESTATE MANAGEMENT & DEVELOPMENT-0.16%
  +  Affordable Residential
      Communities...............          5,304          62,693
     Consolidated-Tomoka Land....           692          47,949
  +  Grubb & Ellis...............         1,843          21,379
  +  HFF Class A.................         1,834          28,445
  +  Meruelo Maddux Properties...         5,948          48,536
  +  Tejon Ranch.................         1,262          55,780
     Thomas Properties Group.....         2,452          39,183
                                                   ------------
                                                        303,965

                                                   ------------
     ROAD & RAIL-0.84%
 *+  Amerco......................         1,369         103,360
  *  Arkansas Best...............         2,955         115,156
  +  Celadon Group...............         3,577          56,874
  +  Dollar Thrifty Automotive
      Group.....................          3,140         128,238
     Florida East Coast
      Industries................          4,715         391,252
  +  Genesee & Wyoming Class A...         4,408         131,535
     Heartland Express...........         7,748         126,292
  *  Knight Transportation.......         6,927         134,245
  +  Marten Transport............         2,189          39,424
  +  Old Dominion Freight Line...         4,036         121,685
  +  Patriot Transportation
      Holding...................            100           8,670
  +  RSC Holdings................         2,152          43,040
  +  Saia........................         1,949          53,130
  +  Universal Truckload
      Services..................            905          17,982
  *  Werner Enterprises..........         6,243         125,796
                                                   ------------
                                                      1,596,679

                                                   ------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.69%
  +  Actel.......................         3,649          50,758
  +  Advanced Analogic
      Technology................          5,489          53,243
  +  Advanced Energy Industries..         4,317          97,823
 *+  AMIS Holdings...............         7,808          97,756
  +  Amkor Technology............        13,291         209,333
 *+  Anadigics...................         7,387         101,867
  +  Applied Micro Circuits......        37,467          93,668
  +  Asyst Technologies..........         6,638          47,993
  +  Atheros Communications......         6,999         215,848
  +  ATMI........................         4,601         138,030
  +  Axcelis Technologies........        13,306          86,356
  +  Brooks Automation...........         9,974         181,028
 *+  Cabot Microelectronics......         3,144         111,581
  +  Cavium Networks.............           697          15,766
  +  Cirrus Logic................        10,696          88,777
     Cohu........................         3,278          72,936
  +  Conexant Systems............        61,720          85,174
  +  Credence Systems............        14,448          52,013
 *+  Cymer.......................         4,837         194,447
 *+  Diodes......................         2,632         109,939
  +  DSP Group...................         3,768          77,131
  +  Eagle Test System...........         1,215          19,513
  +  Entegris....................        17,788         211,321
  +  Exar........................         5,309          71,141
 *+  FEI.........................         4,239         137,598
  +  FormFactor..................         5,996         229,646
  +  Genesis Microchip...........         5,153          48,232
  +  Hittite Microwave...........         1,917          81,913
  +  Intevac.....................         3,082          65,523
  +  IXYS........................         4,155          34,694
  +  Kulicke & Soffa Industries..         7,733          80,965
  +  Lattice Semiconductor.......        15,294          87,482
  +  LTX.........................         9,612          53,443
  +  Mattson Technology..........         7,579          73,516
     Micrel......................         7,339          93,352
 *+  Microsemi...................         9,645         230,997
  +  Microtune...................         9,022          47,185
  +  Mindspeed Technologies......        11,900          26,299
  +  MIPS Technologies...........         5,638          49,558
 *+  MKS Instruments.............         6,107         169,164
  +  Monolithic Power Systems....         2,631          45,911
 *+  Netlogic Microsystems.......         1,828          58,204
 *+  OmniVision Technologies.....         6,955         125,955
 *+  ON Semiconductor............        30,883         331,065
  +  PDF Solutions...............         2,929          34,650
  +  Pericom Semiconductor.......         3,401          37,955
  +  Photronics..................         4,991          74,266
  +  PLX Technology..............         4,408          49,193
 *+  PMC-Sierra..................        27,141         209,800
 *+  RF Micro Devices............        24,382         152,144
  +  Rudolph Technologies........         3,712          61,656
  +  Semitool....................         3,133          30,108
  +  Semtech.....................         9,452         163,803
 *+  Sigma Designs...............         3,173          82,784
  +  Silicon Image...............        11,075          95,024
  +  Silicon Storage Technology..        12,364          46,118
  +  SiRF Technology Holdings....         6,527         135,370
  +  Skyworks Solutions..........        20,011         147,081
  +  Spansion....................        11,398         126,518
  +  Standard Microsystems.......         3,030         104,050
  +  Supertex....................         1,591          49,862
  +  Techwell....................         1,318          17,266
  +  Tessera Technologies........         6,014         243,867
  +  Trident Microsystems........         7,289         133,753
  +  TriQuint Semiconductor......        19,749          99,930
  +  Ultra Clean Holdings........         2,213          30,938
  +  Ultratech...................         4,002          53,347

                             LVIP Small-Cap Index Fund-20

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
  +  Veeco Instruments...........         3,872    $     80,305
  +  Volterra Semiconductor......         2,904          41,237
  +  Zoran.......................         6,066         121,563
                                                   ------------
                                                      6,976,732

                                                   ------------
     SOFTWARE-3.45%
  +  Actuate.....................         6,572          44,624
  +  Advent Software.............         2,458          80,008
  +  Agile Software..............         7,321          59,007
  +  Ansoft......................         2,201          64,907
  +  ANSYS.......................         9,856         261,184
  +  Aspen Technology............        11,497         160,958
     Blackbaud...................         5,767         127,335
 *+  Blackboard..................         3,620         152,474
  +  Borland Software............         9,433          56,032
  +  Bottomline Technologies.....         3,577          44,176
 *+  Commvault Systems...........         3,973          68,614
 *+  Concur Technologies.........         4,807         109,840
  +  Double-Take Software........           503           8,254
  +  Epicor Software.............         7,387         109,845
  +  EPIQ Systems................         3,248          52,488
  +  eSpeed......................         3,623          31,303
  +  FalconStor Software.........         4,536          47,855
  +  Glu Mobile..................           694           9,647
     Henry (Jack) & Associates...        10,294         265,071
  +  i2 Technologies.............         2,230          41,567
  +  Informatica.................        10,817         159,767
  +  Interactive Intelligence....         1,519          31,291
  +  Intervoice..................         5,072          42,250
  +  JDA Software Group..........         3,324          65,250
 *+  Lawson Software.............        16,364         161,840
 *+  Macrovision.................         6,849         205,881
  +  Magma Design Automation.....         4,730          66,409
  +  Manhattan Associates........         3,474          96,959
  +  Mentor Graphics.............        11,256         148,242
  +  MICROS Systems..............         5,244         285,274
  +  MicroStrategy...............         1,221         115,372
  +  Midway Games................         3,820          24,295
  +  MSC.Software................         5,528          74,849
  +  Net 1 UEPS Technologies.....         5,545         133,912
  +  Nuance Communications.......        16,362         273,736
  +  OpenTV......................        10,925          23,161
 *+  Opsware.....................        11,121         105,761
  +  Parametric Technology.......        14,817         320,196
     Pegasystems.................         1,624          17,750
  +  Progress Software...........         5,408         171,920
     QAD.........................         2,122          17,613
     Quality Systems.............         1,946          73,890
  +  Quest Software..............         8,529         138,085
  +  Radiant Systems.............         3,739          49,504
     Renaissance Learning........         1,010          13,282
  +  Secure Computing............         7,165          54,382
  +  Smith Micro Software........         3,535          53,237
  +  Solera Holdings.............         3,301          63,973
  +  Sonic Solutions.............         2,921          36,834
 *+  Sourceforge.................        10,434          44,031
  +  SPSS........................         2,599         114,720
  +  Super Micro Computer........         1,038          10,390
 *+  Sybase......................        11,433         273,134
  +  Synchronoss Technologies....         2,192          64,313
 *+  Take-Two Interactive
      Software..................          8,967         179,071
  +  THQ.........................         8,508         259,664
  +  TIBCO Software..............        26,827         242,784
  +  Transaction Systems
      Architects Class A........          4,916         165,473
 *+  Ultimate Software Group.....         3,303          95,556
  +  Unica.......................         1,144          18,876
  +  Vasco Data Security
      International.............          3,783          86,101
  +  Visual Sciences.............         2,144          33,168
  +  Wind River Systems..........        10,251         112,761
                                                   ------------
                                                      6,520,146

                                                   ------------
     SPECIALTY RETAIL-3.46%
  *  Aaron Rents.................         5,642         164,746
  +  AC Moore Arts & Crafts......         2,602          51,025
  +  Aeropostale.................         6,642         276,839
  +  America's Car-Mart..........         1,100          14,949
     Asbury Automotive Group.....         2,950          73,603
  *  Bebe Stores.................         3,769          60,342
     Big 5 Sporting Goods........         3,121          79,586
  *  Blockbuster Class A.........        24,762         106,724
     Books-A-Million.............         2,429          41,147
     Borders Group...............         8,179         155,892
     Buckle......................         1,648          64,931
 *+  Build-A-Bear Workshop.......         2,089          54,606
  +  Cabela's Class A............         4,587         101,510
  +  Cache.......................         2,435          32,312
  +  Casual Male Retail Group....         4,696          47,430
     Cato Class A................         3,979          87,299
  +  Charlotte Russe Holding.....         3,040          81,685
  +  Charming Shoppes............        16,043         173,746
  +  Children's Place............         2,842         146,761
     Christopher & Banks.........         4,554          78,101
  +  Citi Trends.................         1,636          62,103
  +  CSK Auto....................         5,483         100,887
     DEB Shops...................           457          12,636
  +  Dress Barn..................         6,163         126,465
 *+  DSW Class A.................         2,265          78,867
  +  Eddie Bauer Holdings........         3,819          49,074
     Finish Line Class A.........         5,744          52,328
  +  Genesco.....................         2,862         149,711
     Group 1 Automotive..........         3,138         126,587
  +  Guitar Center...............         3,820         228,474
 *+  Gymboree....................         4,279         168,635
     Haverty Furniture
      Companies.................          2,520          29,408
 *+  Hibbett Sports..............         4,422         121,074

                             LVIP Small-Cap Index Fund-21

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     SPECIALTY RETAIL (CONTINUED)
  +  HOT Topic...................         5,867    $     63,774
  +  J. Crew Group...............         4,952         267,854
  +  Jo-Ann Stores...............         3,293          93,620
  +  Jos. A. Bank Clothiers......         2,396          99,362
     Lithia Motors...............         2,138          54,177
     Men's Wearhouse.............         6,700         342,169
  +  Midas.......................         2,231          50,577
  *  Monro Muffler...............         1,610          60,295
  +  New York & Co. .............         2,643          28,967
  +  Pacific Sunwear of
      California................          8,999         197,978
  +  Payless ShoeSource..........         8,483         267,639
  *  PEP Boys-Manny Moe & Jack...         5,574         112,372
  +  Pier 1 Imports..............        10,417          88,440
  +  Rent-A-Center...............         9,272         243,205
  +  Restoration Hardware........         3,200          17,856
  +  Sally Beauty Holdings.......        11,839         106,551
 *+  Select Comfort..............         6,878         111,561
  +  Shoe Carnival...............         1,431          39,338
     Sonic Automotive............         3,715         107,624
  *  Stage Stores................         5,937         124,440
     Stein Mart..................         4,202          51,517
     Syms........................           426           8,405
  *  Talbots.....................         2,610          65,328
  +  Tween Brands................         4,053         180,764
  +  Warnaco Group...............         5,994         235,804
  +  West Marine.................         1,951          26,846
  +  Wet Seal....................        11,696          70,293
 *+  Zale........................         5,956         141,812
  +  Zumiez......................         2,098          79,262
                                                   ------------
                                                      6,537,313

                                                   ------------
     TEXTILES, APPAREL & LUXURY GOODS-1.44%
  *  Brown Shoe..................         5,483         133,347
  +  Carter's....................         7,161         185,756
     Cherokee....................         1,120          40,925
     Columbia Sportswear.........         1,829         125,616
 *+  Deckers Outdoor.............         1,583         159,725
  +  Fossil......................         5,698         168,034
  +  G-III Apparel Group.........         1,517          23,953
 *+  Heelys......................         1,132          29,274
  +  Iconix Brand Group..........         6,372         141,586
     K Swiss.....................         3,485          98,730
     Kellwood....................         3,170          89,140
     Kenneth Cole Productions
      Class A...................          1,306          32,258
  +  Madden (Steven).............         2,780          91,073
  +  Maidenform Brands...........         2,533          50,305
     Movado Group................         2,350          79,289
  *  Oxford Industries...........         1,810          80,255
  +  Perry Ellis International...         1,762          56,684
 *+  Quiksilver..................        15,515         219,228
  +  Skechers U.S.A. Class A.....         2,355          68,766
     Stride Rite.................         4,713          95,485
 *+  Timberland..................         6,293         158,521
  +  True Religion Apparel.......         2,180          44,319
  +  Under Armour Class A........         3,139         143,295
     UniFirst....................         1,804          79,466
  +  Volcom......................         2,001         100,310
     Weyco Group.................           655          17,639
     Wolverine World Wide........         6,940         192,307
     Xerium Technologies.........         1,916          14,600
                                                   ------------
                                                      2,719,886

                                                   ------------
     THRIFT & MORTGAGE FINANCE-1.76%
  +  Accredited Home Lenders
      Holding...................          2,834          38,741
     Anchor Bancorp Wisconsin....         2,848          74,589
     Bank Mutual.................         7,683          88,585
     BankAtlantic Bancorp Class
      A.........................          6,893          59,349
  *  BankUnited Financial Class
      A.........................          4,466          89,633
  *  Berkshire Hills Bancorp.....           917          28,895
     Brookline Bancorp...........         8,589          98,859
     Centerline Holding..........         6,133         110,394
     City Bank...................         1,426          44,933
  +  Clayton Holdings............         1,447          16,481
     Clifton Savings Bancorp.....         1,341          14,536
  *  Corus Bankshares............         5,048          87,128
     Delta Financial.............         1,860          22,822
     Dime Community Bancshares...         3,952          52,127
  +  Doral Financial.............         9,800          11,564
  *  Downey Financial............         2,754         181,709
     Federal Agricultural
      Mortgage Class C..........          1,534          52,493
     First Busey Class A.........         1,786          35,702
     First Financial Holdings....         1,340          43,831
  *  First Niagara Financial
      Group.....................         14,341         187,868
     First Place Financial.......         1,762          37,213
 *+  FirstFed Financial..........         2,154         122,196
     Flagstar Bancorp............         5,573          67,155
     Flushing Financial..........         2,219          35,637
  +  Franklin Bank...............         3,240          48,276
  *  Fremont General.............         8,369          90,050
     ITLA Capital................           791          41,227
     Kearny Financial............         2,577          34,738
     KNBT Bancorp................         3,107          45,673
     MAF Bancorp.................         4,342         235,598
     NASB Financial..............           314          10,566
  *  NewAlliance Bancshares......        14,908         219,447
  +  NexCen Brands...............         5,278          58,797
     Northwest Bancorp...........         1,963          51,313
  +  Ocwen Financial.............         4,779          63,704
  +  Oritani Financial...........         1,274          18,205
     Partners Trust Financial
      Group.....................          6,294          66,087
  *  PFF Bancorp.................         3,218          89,879
     Provident Financial
      Services..................          8,581         135,237
     Provident New York Bancorp..         4,865          65,726
     Rockville Financial.........           879          13,273
     Roma Financial..............         1,435          23,778
     TierOne.....................         2,482          74,708

                             LVIP Small-Cap Index Fund-22

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF         VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     THRIFT & MORTGAGE FINANCE (CONTINUED)
 *+  Triad Guaranty..............         1,465    $     58,497
     Trustco Bank................         9,875          97,565
     United Community Financial..         3,890          38,822
     ViewPoint Financial.........         1,600          27,536
     W Holding...................        13,294          35,096
  +  Wauwatosa Holdings..........         1,430          23,652
     Westfield Financial.........           681           6,790
     WSFS Financial..............           835          54,634
                                                   ------------
                                                      3,331,314

                                                   ------------
     TOBACCO-0.23%
  +  Alliance One International..        12,271         123,324
     Universal...................         3,476         211,757
     Vector Group................         4,083          91,990
                                                   ------------
                                                        427,071

                                                   ------------
     TRADING COMPANY & DISTRIBUTORS-0.66%
     Applied Industrial
      Technologies..............          5,728         168,976
 *+  Beacon Roofing Supply.......         5,848          99,358
     Bluelinx Holdings...........         1,746          18,316
     Electro Rent................         2,082          30,272
  +  H&E Equipment Services......         2,235          61,999
 *+  Houston Wire & Cable........         1,975          56,110
 *+  Interline Brands............         3,496          91,176
     Kaman Class A...............         3,289         102,584
     Lawson Products.............           479          18,537
  +  Nuco(2).....................         2,334          59,914
  +  Rush Enterprises............         3,164          68,722
     TAL International...........         1,863          55,350
  +  TransDigm Group.............         1,083          43,818
     UAP Holding.................         6,774         204,167
     Watsco......................         3,066         166,790
                                                   ------------
                                                      1,246,089

                                                   ------------
     TRANSPORTATION INFRASTRUCTURE-0.02%
     Interpool...................         1,337          35,965
                                                   ------------
                                                         35,965

                                                   ------------
     WATER UTILITIES-0.18%
     American States Water.......         2,106          74,910
  +  Cadiz.......................         1,104          24,807
  *  California Water Service
      Group.....................          2,388          89,526
     Consolidated Water..........         1,483          43,467
     SJW.........................         1,706          56,810
     Southwest Water.............         3,591          45,857
                                                   ------------
                                                        335,377

                                                   ------------
     WIRELESS TELECOMMUNICATION SERVICES-0.44%
  +  Aruba Networks..............           743          14,934
  +  Centennial Communications...         2,677          25,405
  +  Dobson Communications Class
      A.........................         18,967         210,723
  +  FiberTower..................        14,990          64,907
  +  Harris Stratex Networks
      Class A...................          3,360          60,413
  +  ICO Global Communications...        10,621          36,961
 *+  InPhonic....................         4,108          19,143
  +  iPCS........................         2,305          78,070
  +  Nextwave Wireless...........         2,800          23,380
 *+  PAETEC Holding..............         8,901         100,492
  +  Rural Cellular Class A......         1,533          67,161
  +  Syniverse Holdings..........         2,878          37,011
 *+  USA Mobility................         3,218          86,114
                                                   ------------
                                                        824,714
                                                   ------------
     TOTAL COMMON STOCK (COST
      $185,407,756).............                    185,280,125
                                                   ------------



                                     PRINCIPAL
                                       AMOUNT
                                      (U.S.$)

  *  U.S. TREASURY OBLIGATION-0.13%
     U S Treasury Bill 4.658%
      9/20/07...................    $   250,000         247,400
                                                   ------------
     TOTAL U.S. TREASURY
      OBLIGATION (COST
      $247,416).................                        247,400
                                                   ------------
     TOTAL VALUE OF SECURITIES
      BEFORE SECURITIES LENDING
      COLLATERAL-98.08% (COST
      $185,655,172).............                    185,527,525
                                                   ------------


                                     NUMBER OF
                                       SHARES

     SECURITIES LENDING COLLATERAL**-13.49%
     SHORT-TERM INVESTMENTS-13.49%
     Citibank Investors Principal
      Preservation Trust I......     25,508,025      25,508,025


                                                   ------------
     TOTAL SECURITIES LENDING
      COLLATERAL (COST
      $25,508,025)..............                     25,508,025
                                                   ------------





                             LVIP Small-Cap Index Fund-23

LVIP SMALL-CAP INDEX FUND
STATEMENT OF NET ASSETS (CONTINUED)



TOTAL VALUE OF SECURITIES-111.57% (COST $211,163,197).........................   $211,035,550
                                                                                 ------------

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(13.49%).................    (25,508,025)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.92%.........................      3,630,253
                                                                                 ------------
NET ASSETS APPLICABLE TO 9,079,831 SHARES OUTSTANDING-100.00%.................   $189,157,778
                                                                                 ============
NET ASSET VALUE-LVIP SMALL-CAP INDEX FUND STANDARD CLASS ($188,584,012 /
  9,052,275 SHARES)...........................................................        $20.833
                                                                                      =======
NET ASSET VALUE-LVIP SMALL-CAP INDEX FUND SERVICE CLASS ($573,766 / 27,556
  SHARES).....................................................................        $20.822
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $175,216,469
Undistributed net investment income...........................................        256,431
Accumulated net realized gain on investments..................................     13,846,413
Net unrealized depreciation of investments....................................       (161,535)
                                                                                 ------------
Total net assets..............................................................   $189,157,778
                                                                                 ============




----------

+ Non-income producing security for the period ended June 30, 2007.

* Zero coupon security. The rate shown is the yield at the time of purchase.

* Fully or partially on loan.

 Fully or partially pledged as collateral for financial futures contracts.

** See Note 8 in "Notes to Financial Statements."

 Includes $24,510,961 of securities loaned.

The following financial futures contract was outstanding at June 30, 2007:

FINANCIAL FUTURES CONTRACT(1)


    CONTRACTS            NOTIONAL         NOTIONAL                               UNREALIZED
      TO BUY               COST             VALUE         EXPIRATION DATE       DEPRECIATION
-----------------       ----------       ----------       ---------------       ------------


53 Russell E-mini       $4,328,598       $4,294,710           9/21/07             $(33,888)


The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund's net assets.

(1)See Note 7 in "Notes to Financial Statements."

                             See accompanying notes


                             LVIP Small-Cap Index Fund-24

LVIP SMALL-CAP INDEX FUND
STATEMENT OF OPERATIONS


Six Months Ended June 30, 2007 (Unaudited)







INVESTMENT INCOME:
Dividends.............................   $   438,892
Interest..............................         1,215
Securities lending income.............        83,178
                                         -----------
                                             523,285
                                         -----------
EXPENSES:
Management fees.......................       226,014
Custodian fees........................        37,244
Professional fees.....................        10,214
Accounting and administration
  expenses............................         6,851
Reports and statements to
  shareholders........................         5,512
Russell 2000 Index Fee................         5,000
Trustees' fees........................         1,351
Distribution expenses-Service Class...            45
Other.................................         1,510
                                         -----------
                                             293,741
Less expenses waived..................       (26,887)
                                         -----------
Total operating expenses..............       266,854
                                         -----------
NET INVESTMENT INCOME.................       256,431
                                         -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain on:
 Investments.........................     16,554,549
 Futures contracts...................          8,106
                                         -----------
Net realized gain.....................    16,562,655
Net change in unrealized
  appreciation/depreciation of
  investments.........................    (7,841,403)
                                         -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS.........................      8,721,252
                                         -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................    $ 8,977,683
                                         ===========




                             See accompanying notes


LVIP SMALL-CAP INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                   SIX MONTHS
                                      ENDED          YEAR
                                     6/30/07         ENDED
                                   (UNAUDITED)     12/31/06
                                  ------------   ------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income (loss)...   $    256,431   $   (180,689)
Net realized gain on
  investments..................     16,562,655     10,927,046
Net change in unrealized
 appreciation/depreciation of
 investments..................      (7,841,403)    (1,937,563)
                                  ------------   ------------
Net increase in net assets
 resulting from operations....       8,977,683      8,808,794
                                  ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...............     117,873,940      6,333,952
 Service Class................         576,509             --
                                  ------------   ------------
                                   118,450,449      6,333,952
                                  ------------   ------------
Cost of shares repurchased:
 Standard Class...............      (9,573,044)   (13,986,891)
 Service Class................          (3,033)            --
                                  ------------   ------------
                                    (9,576,077)   (13,986,891)
                                  ------------   ------------
Increase (Decrease) in net
 assets derived from capital
 share transactions...........     108,874,372     (7,652,939)
                                  ------------   ------------
NET INCREASE IN NET ASSETS.....    117,852,055      1,155,855
NET ASSETS:
Beginning of period............     71,305,723     70,149,868
                                  ------------   ------------
End of period (including
 undistributed net investment
 income of $256,431 and $-,
 respectively)................    $189,157,778   $ 71,305,723
                                  ============   ============




                             See accompanying notes



                             LVIP Small-Cap Index Fund-25

LVIP SMALL-CAP INDEX FUND
FINANCIAL HIGHLIGHTS(1)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                  LVIP SMALL-CAP INDEX FUND STANDARD CLASS
                                           SIX MONTHS
                                             ENDED
                                            6/30/072                                      YEAR ENDED
                                          (UNAUDITED)       12/31/06       12/31/05        12/31/04        12/31/03       12/31/02
                                          -----------       ----------------------------------------------------------------------


Net asset value, beginning of period...     $ 18.450         $16.316        $14.573         $13.721         $ 9.778       $ 13.763

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(3)........        0.059          (0.044)        (0.090)         (0.100)         (0.080)            --
Net realized and unrealized gain (loss)
  on investments.......................        2.324           2.178          1.833           0.952           4.023         (3.985)
                                            --------         -------        -------         -------         -------       --------
Total from investment operations.......        2.383           2.134          1.743           0.852           3.943         (3.985)
                                            --------         -------        -------         -------         -------       --------

Net asset value, end of period.........     $ 20.833         $18.450        $16.316         $14.573         $13.721       $  9.778
                                            ========         =======        =======         =======         =======       ========
Total return(4)........................       12.92%          13.08%         11.96%           6.21%          40.32%        (28.96%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
  omitted).............................     $188,584         $71,306        $70,150         $67,705         $72,514       $ 51,866
Ratio of expenses to average net
  assets...............................        0.69%           0.86%          0.85%           0.87%           0.92%          0.86%
Ratio of expenses to average net assets
 prior to fees waived.................         0.76%           0.86%          0.85%           0.87%           0.92%          0.86%
Ratio of net investment income (loss)
  to average net assets................        0.66%          (0.25%)        (0.57%)         (0.69%)         (0.74%)        (0.73%)
Ratio of net investment income (loss)
 to average net assets prior to fees
 waived...............................         0.59%          (0.25%)        (0.57%)         (0.69%)         (0.74%)        (0.73%)
Portfolio turnover.....................         325%            222%           133%            125%            112%            57%



----------

(1) Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Company Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2007 and the year ended December 31, 2006.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes



                             LVIP Small-Cap Index Fund-26

LVIP SMALL-CAP INDEX FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                             LVIP SMALL-CAP
                                               INDEX FUND
                                              SERVICE CLASS
                                               4/30/07(1)
                                                   TO
                                                 6/30/07
                                               (UNAUDITED)
                                             --------------


Net asset value, beginning of period......       $20.355

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)..................         0.066
Net realized and unrealized gain on
  investments.............................         0.401
                                                 -------
Total from investment operations..........         0.467
                                                 -------
Net asset value, end of period............       $20.822
                                                 =======
Total return(3)...........................         2.29%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...       $   574
Ratio of expenses to average net assets...         0.71%
Ratio of expenses to average net assets
  prior to fees waived....................         0.89%
Ratio of net investment income to average
  net assets..............................         1.85%
Ratio of net investment income to average
 net assets prior to fees waived.........          1.67%
Portfolio turnover........................        325%(4)



----------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                             See accompanying notes



                             LVIP Small-Cap Index Fund-27

LVIP SMALL-CAP INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Small-Cap Index Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Service Class shares commenced operations on April 30, 2007.

Effective April 30, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Company Portfolio (the "JPVF Fund"). The shareholders of the JPVF Fund received shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the JPVF Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the JPVF Fund as of the date of the Reorganization. The Fund had no operations prior to April 30, 2007. For financial reporting purposes the JPVF Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

As a part of the Reoganization, the shareholders of the JPVF Fund approved a change in investment objective for the Fund. The Fund's investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000(R) Index, which emphasizes stocks of small U.S. companies. Prior to April 30, 2007, the Fund's objective was to achieve growth of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN No. 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investments Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,399 for the six

                             LVIP Small-Cap Index Fund-28

LVIP SMALL-CAP INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA), formerly Jefferson Pilot Investment Advisory Corporation (JPIA), is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.32% on average daily net assets of the Fund. Prior to April 30, 2007, LIA received a management fee at an annual rate of 0.75% on the first $100 million of the average daily net assets of the Fund, 0.70% on the next $100 million, 0.65% on the next $300 million, 0.625% on the next $500 million, and 0.60% on average daily net assets in excess of $1 billion.

Effective April 30, 2007, LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 0.46% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Mellon Capital Management Corporation (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.03% of the first $500 million of the Fund's average daily net assets; and 0.02% of the Fund's average daily net assets over $500 million.

Effective April 30, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2007, fees for these services amounted to $5,842. Prior to April 30, 2007, JPIA (the advisor of the JPVF Fund) paid the accounting fees.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $521 and $488, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA............   $25,005
Accounting and Administration Fees Payable
  to DSC..................................     5,842
Administration Fees Payable to Lincoln
  Life....................................       521
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc.............        45


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $248,217,477 and sales of $140,769,911 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $211,573,917. At June 30, 2007, net unrealized depreciation was $538,367 of which $3,788,247 related to unrealized appreciation of investments and $4,326,614 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2007 or the year ended December 31, 2006.


                             LVIP Small-Cap Index Fund-29

LVIP SMALL-CAP INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $175,216,469
Undistributed ordinary income........        256,431
Capital loss carryforwards as of
  12/31/06...........................     (2,235,471)
Realized gains 1/1/07-6/30/07........     16,458,716
Unrealized depreciation of
  investments........................       (538,367)
                                        ------------
Net assets...........................   $189,157,778
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of futures contracts.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $2,235,471 remaining at December 31, 2006 will expire in 2011.

For the six months ended June 30, 2007, the Fund had capital gains of $16,458,716 which may reduce the capital loss carryforwards.

6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                 SIX MONTHS           YEAR
                                    ENDED             ENDED
                                   6/30/07          12/31/06
                                 ----------         --------


Shares sold:
  Standard Class..............    5,663,124          346,834
  Service Class...............       27,701               --
                                  ---------         --------
                                  5,690,825          346,834
                                  ---------         --------
Shares repurchased:
  Standard Class..............     (475,611)        (781,521)
  Service Class...............         (145)              --
                                  ---------         --------
                                   (475,756)        (781,521)
                                  ---------         --------
Net increase (decrease).......    5,215,069         (434,687)
                                  =========         ========





7. FINANCIAL FUTURES CONTRACTS
The Fund may invest in futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. SECURITIES LENDING
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., repurchase agreements collateralized by such securities or money market funds and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities

                             LVIP Small-Cap Index Fund-30

LVIP SMALL-CAP INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





8. SECURITIES LENDING (CONTINUED)


loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $24,510,961, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Security Lending Collateral".


9. MARKET RISK
The Fund invests a significant portion of its assets in the securities that make up the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 8% of the market capitalization of the Russell 3000 Index.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                             LVIP Small-Cap Index Fund-31

LVIP SMALL-CAP INDEX FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Small-Cap Index Fund (formerly the Small Company Portfolio, a series of Jefferson Pilot Variable Fund, Inc.) shareholders voted on the following proposals at the special meeting of shareholders on March 15, 2007. The resulting votes are presented below:


                                                        OUTSTANDING       TOTAL       PERCENT     PERCENT     PERCENT
                                                           SHARES         VOTED         FOR       AGAINST     ABSTAIN
                                                        -----------     ---------     -------     -------     -------


1. The approval of the reorganization of the Jefferson Pilot Variable Fund, Inc. Small
   Company Portfolio into the LVIP Small-Cap Index
   Fund, a series of Lincoln Variable Insurance
   Products Trust.

    LVIP Small-Cap Index Fund......................      3,876,620      3,876,620      92.24%       2.92%       4.84%

2. The approval of a change in investment objective for the LVIP Small- Cap Index Fund (formerly the
   Small Company Portfolio, a series of the Jefferson Pilot Variable Fund, Inc.)

    LVIP Small-Cap Index Fund......................      3,876,620      3,876,620      94.93%       1.48%       3.59%

3. The approval of a new investment management agreement between the Lincoln Variable Insurance
   Products Trust and Lincoln Investment Advisory
   Corporation (formerly Jefferson Pilot Investment
   Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln
   National Corporation.

    LVIP Small-Cap Index Fund......................      3,876,620      3,876,620      92.14%       2.94%       4.92%



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                             LVIP Small-Cap Index Fund-32

                                                 T. ROWE PRICE GROWTH STOCK FUND

                               [T.ROWE PRICE LOGO]

                            LVIP T. Rowe Price Growth
                              Stock Fund
                              a series of Lincoln Variable

                              Insurance Products Trust

                            Semiannual Report

                            June 30, 2007






                                            LVIP T. ROWE PRICE GROWTH STOCK FUND


(FORMERLY STRATEGIC GROWTH PORTFOLIO,

                                A SERIES OF JEFFERSON PILOT VARIABLE FUND, INC.)

LVIP T. ROWE PRICE GROWTH STOCK FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    6

STATEMENTS OF CHANGES IN NET ASSETS                                        6

FINANCIAL HIGHLIGHTS                                                       7

NOTES TO FINANCIAL STATEMENTS                                              9

OTHER FUND INFORMATION                                                    13


LVIP T. ROWE PRICE GROWTH STOCK FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,085.40       0.83%         $4.29
Service Class
  Shares**              1,000.00     1,024.20       1.05%          1.81
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,020.68       0.83%         $4.17
Service Class
  Shares**              1,000.00     1,019.49       1.05%          5.41
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The Service Class shares commenced operations on April 30, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 62 days. The hypothetical example assumes the entire half year period.


                     LVIP T. Rowe Price Growth Stock Fund-1

LVIP T. ROWE PRICE GROWTH STOCK FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                  96.35%
-------------------------------------------------------
Aerospace & Defense                            0.74%
Air Freight & Logistics                        0.54%
Airlines                                       1.00%
Beverages                                      1.20%
Biotechnology                                  3.08%
Capital Markets                                8.94%
Chemicals                                      0.57%
Commercial Banks                               1.99%
Communications Equipment                       4.72%
Computers & Peripherals                        1.64%
Construction & Engineering                     0.35%
Consumer Finance                               1.32%
Diversified Financial Services                 1.34%
Electrical Equipment                           0.67%
Electronics Equipment & Instruments            0.62%
Energy Equipment & Services                    3.35%
Food & Staples Retailing                       4.08%
Health Care Equipment & Supplies               2.74%
Health Care Providers & Services               4.59%
Hotels, Restaurants & Leisure                  1.80%
Household Durables                             1.15%
Household Products                             1.39%
Independent Power Producers & Energy
  Traders                                      0.59%
Industrial Conglomerates                       4.78%
Insurance                                      2.56%
Internet & Catalog Retail                      1.31%
Internet Software & Services                   3.64%
IT Services                                    3.53%
Machinery                                      2.39%
Media                                          1.82%
Metals & Mining                                0.91%
Multiline Retail                               2.57%
Oil, Gas & Consumable Fuels                    3.25%
Pharmaceuticals                                3.08%
Semiconductors & Semiconductor
  Equipment                                    4.36%
Software                                       4.86%
Specialty Retail                               1.80%
Textiles, Apparel & Luxury Goods               0.79%
Thrift & Mortgage Finance                      0.77%
Trading Company & Distributors                 0.29%
Wireless Telecommunication Services            5.23%
-------------------------------------------------------
SHORT-TERM INVESTMENT                          2.99%
-------------------------------------------------------
SECURITIES LENDING COLLATERAL                 18.99%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                    118.33%
-------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL                         (18.99%)
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                  0.66%
-------------------------------------------------------
TOTAL NET ASSETS                             100.00%
-------------------------------------------------------





Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

General Electric                                4.08%
Schlumberger                                    2.21%
Google Class A                                  2.06%
UBS                                             2.02%
CVS Caremark                                    1.93%
WellPoint                                       1.83%
Microsoft                                       1.81%
Danaher                                         1.75%
American International Group                    1.65%
Accenture Class A                               1.58%
-------------------------------------------------------
TOTAL                                          20.92%
-------------------------------------------------------






                     LVIP T. Rowe Price Growth Stock Fund-2

LVIP T. ROWE PRICE GROWTH STOCK FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                      NUMBER OF        VALUE
                                       SHARES         (U.S.$)


     COMMON STOCK-96.35%
     AEROSPACE & DEFENSE-0.74%
     General Dynamics.............       18,100    $  1,415,782
                                                   ------------
                                                      1,415,782

                                                   ------------
     AIR FREIGHT & LOGISTICS-0.54%
  *  Expeditors International
      Washington.................        24,900       1,028,370
                                                   ------------
                                                      1,028,370

                                                   ------------
     AIRLINES-1.00%
  *  Southwest Airlines...........      127,700       1,904,007
                                                   ------------
                                                      1,904,007

                                                   ------------
     BEVERAGES-1.20%
     InBev........................       11,431         910,209
     PepsiCo......................       21,120       1,369,632
                                                   ------------
                                                      2,279,841

                                                   ------------
     BIOTECHNOLOGY-3.08%
 *+  Amgen........................       15,800         873,582
 *+  Celgene......................       15,800         905,814
  +  Genentech....................       29,000       2,194,140
 *+  Gilead Sciences..............       49,000       1,899,730
                                                   ------------
                                                      5,873,266

                                                   ------------
     CAPITAL MARKETS-8.94%
 *+  E Trade Financial............       68,500       1,513,165
     Franklin Resources...........       14,900       1,973,803
     Goldman Sachs Group..........        7,950       1,723,163
  *  Legg Mason...................       11,300       1,111,694
     Morgan Stanley...............       18,500       1,551,780
     Northern Trust...............       17,800       1,143,472
     Schwab (Charles).............       62,200       1,276,344
  *  State Street.................       41,900       2,865,959
     UBS..........................       63,955       3,853,688
                                                   ------------
                                                     17,013,068

                                                   ------------
     CHEMICALS-0.57%
     Monsanto.....................       16,200       1,094,148
                                                   ------------
                                                      1,094,148

                                                   ------------
     COMMERCIAL BANKS-1.99%
     Anglo Irish Bank.............       69,108       1,421,773
     Erste Bank der
      Oesterreichischen
      Sparkassen.................        25,413       1,988,117
     ICICI Bank ADR...............        7,900         388,285
                                                   ------------
                                                      3,798,175

                                                   ------------
     COMMUNICATIONS EQUIPMENT-4.72%
  +  Cisco Systems................      102,100       2,843,485
  +  Corning......................       65,000       1,660,750
     Ericsson LM Class B..........      395,800       1,589,172
 *+  Juniper Networks.............       51,500       1,296,255
     QUALCOMM.....................       37,000       1,605,430
                                                   ------------
                                                      8,995,092
                                                   ------------

     COMPUTERS & PERIPHERALS-1.64%
  +  Apple........................        9,900       1,208,196
  +  Dell.........................       29,310         836,801
  +  EMC..........................       59,400       1,075,140
                                                   ------------
                                                      3,120,137

                                                   ------------
     CONSTRUCTION & ENGINEERING-0.35%
  +  Foster Wheeler...............        6,300         674,037
                                                   ------------
                                                        674,037

                                                   ------------
     CONSUMER FINANCE-1.32%
     American Express.............       41,100       2,514,498
                                                   ------------
                                                      2,514,498

                                                   ------------
     DIVERSIFIED FINANCIAL SERVICES-1.34%
  *  Chicago Mercantile Exchange
      Holdings Class A...........         1,000         534,360
     Citigroup....................       39,150       2,008,004
                                                   ------------
                                                      2,542,364

                                                   ------------
     ELECTRICAL EQUIPMENT-0.67%
     Schneider Electric...........        9,115       1,284,668
                                                   ------------
                                                      1,284,668
                                                   ------------

     ELECTRONICS EQUIPMENT & INSTRUMENTS-0.62%
     Hon Hai Precision GDR........       66,000       1,181,400
                                                   ------------
                                                      1,181,400

                                                   ------------
     ENERGY EQUIPMENT & SERVICES-3.35%
     Baker Hughes.................       25,830       2,173,078
  *  Schlumberger.................       49,500       4,204,530
                                                   ------------
                                                      6,377,608

                                                   ------------
     FOOD & STAPLES RETAILING-4.08%
     CVS Caremark.................      100,617       3,667,489
  *  Sysco........................       16,720         551,593
  *  Walgreen.....................       18,670         812,892
     Wal-Mart de Mexico ADR.......       15,200         574,560
     Wal-Mart Stores..............       24,910       1,198,420
  *  Whole Foods Market...........       25,200         965,160
                                                   ------------
                                                      7,770,114

                                                   ------------
     HEALTH CARE EQUIPMENT & SUPPLIES-2.74%
     Alcon........................        3,100         418,221
     Medtronic....................       47,300       2,452,978
     Nobel Biocare Holding........          896         293,789
  +  St. Jude Medical.............        7,800         323,622
     Stryker......................       16,300       1,028,367
  +  Zimmer Holdings..............        8,300         704,587

                                                   ------------
                                                      5,221,564
                                                   ------------
     HEALTH CARE PROVIDERS & SERVICES-4.59%
     Aetna........................       37,100       1,832,740
  +  Humana.......................       11,100         676,101
  +  Medco Health Solutions.......       15,000       1,169,850
     UnitedHealth Group...........       30,700       1,569,998
  +  WellPoint....................       43,660       3,485,378
                                                   ------------
                                                      8,734,067

                                                   ------------
     HOTELS, RESTAURANTS & LEISURE-1.80%
     International Game
      Technology.................        25,300       1,004,410
  *  Marriott International Class
      A..........................        31,000       1,340,440
  +  MGM MIRAGE...................        7,300         602,104
  +  Wynn Resorts.................        5,400         484,326
                                                   ------------
                                                      3,431,280

                                                   ------------


                     LVIP T. Rowe Price Growth Stock Fund-3

LVIP T. ROWE PRICE GROWTH STOCK FUND
STATEMENT OF NET ASSETS (CONTINUED)


                                      NUMBER OF        VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     HOUSEHOLD DURABLES-1.15%
     Harman International
      Industries.................        10,000    $  1,168,000
     Lennar Class A...............       27,900       1,020,024
                                                   ------------
                                                      2,188,024

                                                   ------------
     HOUSEHOLD PRODUCTS-1.39%
     Procter & Gamble.............       33,307       2,038,055
     Reckitt Benckiser............       10,942         600,732
                                                   ------------
                                                      2,638,787

                                                   ------------
     INDEPENDENT POWER PRODUCERS &
      ENERGY TRADERS-0.59%
  +  AES..........................       51,500       1,126,820
                                                   ------------
                                                      1,126,820

                                                   ------------
     INDUSTRIAL CONGLOMERATES-4.78%
     General Electric.............      202,810       7,763,567
     Tyco International...........       39,300       1,327,947
                                                   ------------
                                                      9,091,514

                                                   ------------
     INSURANCE-2.56%
     American International
      Group......................        44,900       3,144,347
     Prudential Financial.........       17,800       1,730,694
                                                   ------------
                                                      4,875,041

                                                   ------------
     INTERNET & CATALOG RETAIL-1.31%
 *+  Amazon.com...................       26,400       1,806,024
  +  Liberty Media-Interactive
      Class A....................        30,725         686,089
                                                   ------------
                                                      2,492,113

                                                   ------------
     INTERNET SOFTWARE & SERVICES-3.64%
 *+  eBay.........................       53,200       1,711,976
  +  Google Class A...............        7,500       3,925,350
 *+  Yahoo........................       47,360       1,284,877
                                                   ------------
                                                      6,922,203

                                                   ------------
     IT SERVICES-3.53%
     Accenture Class A............       70,350       3,017,312
     Automatic Data Processing....       47,400       2,297,478
  *  Infosys Technologies ADR.....       28,000       1,410,640
                                                   ------------
                                                      6,725,430
                                                   ------------
     MACHINERY-2.39%
  *  Danaher......................       44,120       3,331,060
     Deere & Co. .................        5,200         627,848
     Joy Global...................       10,000         583,300
                                                   ------------
                                                      4,542,208

                                                   ------------
     MEDIA-1.82%
     Clear Channel
      Communications.............        25,700         971,974
     Grupo Televisa ADR...........       27,100         748,231
  +  Liberty Media-Capital Class
      A..........................         7,619         896,604
  +  Viacom Class B...............       20,500         853,415
                                                   ------------
                                                      3,470,224

                                                   ------------
     METALS & MINING-0.91%
     BHP Billiton.................       58,159       1,727,333
                                                   ------------
                                                      1,727,333

                                                   ------------
     MULTILINE RETAIL-2.57%
  +  Kohl's.......................       33,000       2,343,990
  *  Target.......................       39,960       2,541,456
                                                   ------------
                                                      4,885,446

                                                   ------------
     OIL, GAS & CONSUMABLE FUELS-3.25%
     EOG Resources................       15,300       1,117,818
     Exxon Mobil..................       19,700       1,652,436
     Murphy Oil...................       12,100         719,224
     Total........................       32,986       2,690,401
                                                   ------------
                                                      6,179,879

                                                   ------------
     PHARMACEUTICALS-3.08%
     Allergan.....................        9,800         564,872
  *  Lilly (Eli)..................       13,600         759,968
     Novartis.....................       18,310       1,034,336
     Roche Holding................        9,815       1,746,925
     Wyeth........................       30,700       1,760,338
                                                   ------------
                                                      5,866,439

                                                   ------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.36%
     Analog Devices...............       35,370       1,331,327
  *  Applied Materials............       28,700         570,269
     ASML Holding.................       45,000       1,235,250
  *  Intel........................       39,500         938,520
 *+  Marvell Technology Group.....       97,900       1,782,758
  *  Maxim Integrated Products....       38,450       1,284,615
  *  Xilinx.......................       43,000       1,151,110
                                                   ------------
                                                      8,293,849

                                                   ------------
     SOFTWARE-4.86%
  +  Adobe Systems................       27,900       1,120,185
 *+  Amdocs.......................       43,200       1,720,224
  +  Autodesk.....................       29,900       1,407,692
  +  Electronic Arts..............       18,500         875,420
  +  Intuit.......................       23,100         694,848
     Microsoft....................      116,865       3,444,012
                                                   ------------
                                                      9,262,381
                                                   ------------

     SPECIALTY RETAIL-1.80%
 *+  Bed Bath & Beyond............       23,800         856,562
  *  Lowe's Companies.............       49,400       1,516,086
  *  PETsMART.....................       32,500       1,054,625
                                                   ------------
                                                      3,427,273

                                                   ------------
     TEXTILES, APPAREL & LUXURY GOODS-0.79%
 *+  Coach........................       31,700       1,502,263
                                                   ------------
                                                      1,502,263

                                                   ------------
     THRIFT & MORTGAGE FINANCE-0.77%
  *  Countrywide Financial........       40,100       1,457,635
                                                   ------------
                                                      1,457,635

                                                   ------------
     TRADING COMPANY & DISTRIBUTORS-0.29%
  *  Fastenal.....................       13,300         556,738
                                                   ------------
                                                        556,738

                                                   ------------
     WIRELESS TELECOMMUNICATION SERVICES-5.23%
     America Movil ADR............       46,900       2,904,517
 *+  American Tower Class A.......       41,100       1,726,200
  +  Crown Castle International...       56,200       2,038,374
  +  Leap Wireless International..        5,900         498,550

                     LVIP T. Rowe Price Growth Stock Fund-4

LVIP T. ROWE PRICE GROWTH STOCK FUND
STATEMENT OF NET ASSETS (CONTINUED)


                                      NUMBER OF        VALUE
                                       SHARES         (U.S.$)

     COMMON STOCK (CONTINUED)
     WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
  +  MetroPCS Communications......       19,100    $    631,064
     Rogers Communications Class
      B..........................        50,700       2,154,243
                                                   ------------
                                                      9,952,948
                                                   ------------
     TOTAL COMMON STOCK
      (COST $164,582,721)........                   183,438,034
                                                   ------------

     SHORT-TERM INVESTMENT-2.99%
     T. Rowe Price Reserve
      Investment Fund............     5,699,773       5,699,773
                                                   ------------
     TOTAL SHORT-TERM INVESTMENT
      (COST $5,699,773)..........                     5,699,773
                                                   ------------
     TOTAL VALUE OF SECURITIES BEFORE
      SECURITIES LENDING COLLATERAL-99.34%
      (COST $170,282,494).....................      189,137,807
                                                   ------------
     SECURITIES LENDING COLLATERAL**-18.99%
     SHORT-TERM INVESTMENTS-18.99%
     Citibank Investors Principal
      Preservation Trust I.......    36,153,559      36,153,559
                                                   ------------
     TOTAL SECURITIES LENDING
      COLLATERAL
      (COST $36,153,559).........                    36,153,559
                                                   ------------










TOTAL VALUE OF SECURITIES-118.33% (COST $206,436,053).........................    225,291,366
                                                                                 ============
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(18.99%).................    (36,153,559)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.66%.........................      1,247,560
                                                                                 ------------
NET ASSETS APPLICABLE TO 10,404,644 SHARES OUTSTANDING-100.00%................   $190,385,367
                                                                                 ============
NET ASSET VALUE-LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS
  ($189,936,124 / 10,380,085 SHARES)..........................................        $18.298
                                                                                      =======
NET ASSET VALUE-LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($449,243 /
  24,559 SHARES)..............................................................        $18.292
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $226,284,095
Undistributed net investment income...........................................        330,758
Accumulated net realized loss on investments..................................    (55,081,258)
Net unrealized appreciation of investments and foreign currencies.............     18,851,772
                                                                                 ------------
Total net assets..............................................................   $190,385,367
                                                                                 ============




----------

+ Non-income producing security for the period ended June 30, 2007.

* Fully or partially on loan.

** See Note 8 in "Notes to Financial Statements."

 Includes $35,117,512 of securities loaned.

SUMMARY OF ABBREVIATIONS:

ADR-American Depositary Receipts

GDR-Global Depositary Receipts

 Considered an affiliated company. See Note 2 in "Notes to Financial Statements." Investments in companies considered to be affiliates of the Fund were as follows:


                                              BALANCE AT           GROSS          GROSS         VALUE      DIVIDEND
               COMPANY                   BEGINNING OF PERIOD     ADDITIONS     REDUCTIONS      6/30/07      INCOME
               -------                   -------------------    -----------    ----------    ----------    --------


T. Rowe Price Reserve Investment Fund          $975,844         $13,023,929    $8,300,000    $5,699,773     $51,262



                             See accompanying notes


                     LVIP T. Rowe Price Growth Stock Fund-5

LVIP T. ROWE PRICE GROWTH STOCK FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)







INVESTMENT INCOME:
Dividends.............................   $  793,759
Securities lending income.............       12,849
Foreign tax withheld..................      (26,212)
                                         ----------
                                            780,396
                                         ----------
EXPENSES:
Management fees.......................      398,281
Professional fees.....................        9,538
Accounting and administration
       expenses......................         8,258
Custodian fees........................        8,192
Reports and statements to
       shareholders..................         7,479
Trustees' fees........................        1,698
Distribution expenses-Service Class...           27
Other.................................        1,820
                                         ----------
                                            435,293
Less expenses waived..................       (1,836)
                                         ----------
Total operating expenses..............      433,457
                                         ----------
NET INVESTMENT INCOME.................      346,939
                                         ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments.........................     5,016,312
 Foreign currencies..................       (13,836)
                                         ----------
Net realized gain.....................    5,002,476
Net change in unrealized
 appreciation/depreciation of
 investments and foreign currencies..     1,830,204
                                         ----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES..     6,832,680
                                         ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................    $7,179,619
                                         ==========




                             See accompanying notes


LVIP T. ROWE PRICE GROWTH STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                 SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07         ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income........   $    346,939   $    426,788
Net realized gain on
 investments and foreign
 currencies.................       5,002,476      7,697,153
Net change in unrealized
 appreciation/depreciation
 of investments and foreign
 currencies.................       1,830,204      2,587,169
                                ------------   ------------
Net increase in net assets
 resulting from operations..       7,179,619     10,711,110
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --       (196,512)
                                ------------   ------------
                                          --       (196,512)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............     102,080,671      1,601,314
 Service Class..............         450,100             --
Net asset value of shares
 issued upon reinvestment of
 dividends distributions:
 Standard Class.............              --        196,512
                                ------------   ------------
                                 102,530,771      1,797,826
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............      (6,880,009)   (11,169,705)
 Service Class..............            (337)            --
                                ------------   ------------
                                  (6,880,346)   (11,169,705)
                                ------------   ------------
Increase (decrease) in net
 assets derived from capital
 share transactions.........      95,650,425     (9,371,879)
                                ------------   ------------
NET INCREASE IN NET ASSETS...    102,830,044      1,142,719
NET ASSETS:
Beginning of period..........     87,555,323     86,412,604
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 $330,758 and $413,369,
 respectively)..............    $190,385,367   $ 87,555,323
                                ============   ============




                             See accompanying notes



                     LVIP T. Rowe Price Growth Stock Fund-6

LVIP T. ROWE PRICE GROWTH STOCK FUND
FINANCIAL HIGHLIGHTS(1)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                       LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS
                                        SIX MONTHS
                                          ENDED
                                         6/30/072                                    YEAR ENDED
                                       (UNAUDITED)         12/31/06         12/31/05         12/31/04         12/31/03(5)
                                       -----------         --------------------------------------------------------------


Net asset value, beginning of
 period............................      $ 16.859           $14.910          $14.097          $12.855           $ 9.739

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)............        0.058             0.078            0.050            0.070                --
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies........................         1.381             1.906            0.829            1.172             3.116
                                         --------           -------          -------          -------           -------
Total from investment operations....        1.439             1.984            0.879            1.242             3.116
                                         --------           -------          -------          -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income...............           --            (0.035)          (0.066)              --                --
                                         --------           -------          -------          -------           -------
Total dividends and distributions...           --            (0.035)          (0.066)              --                --
                                         --------           -------          -------          -------           -------
Net asset value, end of period......     $ 18.298           $16.859          $14.910          $14.097           $12.855
                                         ========           =======          =======          =======           =======
Total return(4).....................        8.54%            13.33%            6.29%            9.66%            32.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)..........................      $189,936           $87,555          $86,413          $91,576           $89,651
Ratio of expenses to average net
 assets............................         0.83%             0.88%            0.88%            0.91%             0.92%
Ratio of net investment income to
 average net assets................         0.66%             0.50%            0.24%            0.49%             0.02%
Portfolio turnover..................          37%               45%              38%              37%              105%

                                        LVIP T.
                                         ROWE
                                         PRICE
                                        GROWTH
                                         STOCK
                                         FUND
                                       STANDARD
                                         CLASS
                                         YEAR
                                         ENDED
                                       12/31/02
                                       --------


Net asset value, beginning of
 period............................    $ 14.721

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)............         --
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies........................      (4.982)
                                       --------
Total from investment operations....     (4.982)
                                       --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income...............         --
                                       --------
Total dividends and distributions...         --
                                       --------
Net asset value, end of period......   $  9.739
                                       ========
Total return(4).....................    (33.84%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)..........................    $ 73,988
Ratio of expenses to average net
 assets............................       0.92%
Ratio of net investment income to
 average net assets................      (0.35%)
Portfolio turnover..................       119%



----------

(1) Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Strategic Growth Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2007 and the year ended December 31, 2006.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5) Commencing May 1, 2003, T. Rowe Price Associates, Inc. replaced Massachusetts Financial Services Company as the Fund's sub-advisor.

                             See accompanying notes



                     LVIP T. Rowe Price Growth Stock Fund-7

LVIP T. ROWE PRICE GROWTH STOCK FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                  LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS
                                                      4/30/07(1)
                                                          TO
                                                        6/30/07
                                                      (UNAUDITED)
                                  --------------------------------------------------


Net asset value, beginning of
 period.......................                          $17.860

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income(2).......                           0.013
Net realized and unrealized
 gain on investments and
 foreign currencies...........                            0.419
                                                        -------
Total from investment
 operations...................                            0.432
                                                        -------
Net asset value, end of
 period.......................                          $18.292
                                                        =======
Total return(3)................                           2.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).....................                          $   449
Ratio of expenses to average
 net assets...................                            1.05%
Ratio of expenses to average
 net assets prior to fees
 waived.......................                            1.06%
Ratio of net investment income
 to average net assets........                            0.40%
Ratio of net investment income
 to average net assets prior
 to fee waived................                            0.39%
Portfolio turnover.............                             37%(4)



----------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                             See accompanying notes



                     LVIP T. Rowe Price Growth Stock Fund-8

LVIP T. ROWE PRICE GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Service Class shares commenced operations on April 30, 2007.

Effective April 30, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Strategic Growth Portfolio (the "JPVF Fund"). The shareholders of the JPVF Fund received shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the JPVF Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the JPVF Fund as of the date of the Reorganization. The JPVF Fund's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to April 30, 2007. For financial reporting purposes the JPVF Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

The Fund's investment objective is to provide long-term growth of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN No. 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-

                     LVIP T. Rowe Price Growth Stock Fund-9

LVIP T. ROWE PRICE GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $267 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA), formerly Jefferson Pilot Investment Advisory Corporation (JPIA), is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.80% on the first $50 million of the average daily net assets of the Fund, 0.75% on the next $50 million, 0.70% on the next $150 million, 0.65% on the next $250 million, and 0.60% on average daily net assets in excess of $500 million.

Effective April 30, 2007, LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 0.86% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

T. Rowe Price Associates, Inc. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.40% of the first $250 million of the Fund's average daily net assets; 0.375% of the next $250 million; and 0.35% of the Fund's average daily net assets over $500 million.

Effective April 30, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2007, fees for these services amounted to $6,371. Prior to April 30, 2007, JPIA (the advisor of the JPVF Fund) paid the accounting fees.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $1,219 and $668, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $114,404
Accounting and Administration Fees
  Payable to DSC.........................      6,371
Administration Fees Payable to Lincoln
  Life...................................      1,219
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc............         27


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $125,246,366 and sales of $29,297,701 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $206,622,709. At June 30, 2007, net unrealized appreciation was $18,668,657 of which $20,027,554 related to unrealized appreciation of investments and $1,358,897 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary

                     LVIP T. Rowe Price Growth Stock Fund-10

LVIP T. ROWE PRICE GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)


income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                            YEAR
                                            ENDED
                                          12/31/06
                                          --------


Ordinary income........................   $196,512


In addition, the Fund declared an ordinary income consent dividend of $415,714 for the year ended December 31, 2006. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $226,284,095
Undistributed ordinary income........        330,758
Capital loss carryforwards as of
  12/31/06...........................    (59,960,473)
Realized gains 1/1/07-6/30/07........      5,065,871
Unrealized appreciation of
  investments and foreign
  currencies.........................     18,665,116
                                        ------------
Net assets...........................   $190,385,367
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED
    INCOME         GAIN (LOSS)    PAID-IN CAPITAL
--------------    ------------    ---------------


  $(429,550)         $13,836          $415,714


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $19,168,493 expires in 2009, $38,367,688 expires in 2010 and $2,424,292 expires in 2011.

For the six months ended June 30, 2007, the Fund had capital gains of $5,065,871 which may reduce the capital loss carryforwards.

6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                 SIX MONTHS           YEAR
                                    ENDED             ENDED
                                   6/30/07          12/31/06
                                 ----------         --------



Shares sold:
  Standard Class..............    5,580,950          102,511
  Service Class...............       24,577               --
Shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class..............           --           12,713
                                  ---------         --------
                                  5,605,527          115,224
                                  ---------         --------
Shares repurchased:
  Standard Class..............     (394,371)        (717,523)
  Service Class...............          (18)              --
                                  ---------         --------
                                   (394,389)        (717,523)
                                  ---------         --------
Net increase (decrease).......    5,211,138         (602,299)
                                  =========         ========






                     LVIP T. Rowe Price Growth Stock Fund-11

LVIP T. ROWE PRICE GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of June 30, 2007.

8. SECURITIES LENDING
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., repurchase agreements collateralized by such securities or money market funds and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $35,117,512, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Security Lending Collateral".

9. MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                     LVIP T. Rowe Price Growth Stock Fund-12

LVIP T. ROWE PRICE GROWTH STOCK FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP T. Rowe Price Growth Stock Fund (formerly the Strategic Growth Portfolio, a series of Jefferson Pilot Variable Fund, Inc.) shareholders voted on the following proposals at the special meeting of shareholders on March 15, 2007. The resulting votes are presented below:


                                                       OUTSTANDING       TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES         VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ---------     -------     --------     --------


1. The approval of the reorganization of the
   Jefferson Pilot Variable Fund, Inc. Strategic
   Growth Portfolio into the LVIP T. Rowe Price
   Growth Stock Fund, a series of Lincoln Variable
   Insurance Products Trust.
    LVIP T. Rowe Price Growth Stock Fund..........      5,223,285      5,222,920      91.12%       4.07%        4.80%
2. The approval of a new investment management
   agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered
   investment adviser and wholly-owned subsidiary
   of Lincoln National Corporation.
    LVIP T. Rowe Price Growth Stock Fund..........      5,223,285      5,222,920      91.68%       4.08%        4.23%



----------

* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                     LVIP T. Rowe Price Growth Stock Fund-13

                                                        T. ROWE PRICE STRUCTURED
                                                             MID-CAP GROWTH FUND

                               [T.ROWE PRICE LOGO]

                            LVIP T. Rowe Price Structured
                              Mid-Cap Growth Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





LVIP T. ROWE PRICE STRUCTURED

                                                             MID-CAP GROWTH FUND


                                               (FORMERLY AGGRESSIVE GROWTH FUND)

LVIP T. ROWE PRICE STRUCTURED
MID-CAP GROWTH FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    8

STATEMENTS OF CHANGES IN NET ASSETS                                        8

FINANCIAL HIGHLIGHTS                                                       9

NOTES TO FINANCIAL STATEMENTS                                             11

OTHER FUND INFORMATION                                                    14


LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,113.00       0.82%         $4.30
Service Class Shares    1,000.00     1,111.60       1.07%          5.60
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,020.73       0.82%         $4.11
Service Class Shares    1,000.00     1,019.49       1.07%          5.36
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


               LVIP T. Rowe Price Structured Mid-Cap Growth Fund-1

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   99.85%
-------------------------------------------------------
Aerospace & Defense                             2.45%
Air Freight & Logistics                         1.31%
Airlines                                        0.56%
Auto Components                                 0.19%
Automobiles                                     1.03%
Beverages                                       0.47%
Biotechnology                                   2.51%
Capital Markets                                 4.87%
Chemicals                                       0.82%
Commercial Banks                                1.11%
Commercial Services & Supplies                  4.84%
Communications Equipment                        1.01%
Computers & Peripherals                         0.99%
Construction & Engineering                      1.69%
Containers & Packaging                          0.29%
Diversified Consumer Services                   1.19%
Diversified Financial Services                  2.35%
Diversified Telecommunications
  Services                                      0.96%
Electric Utilities                              0.61%
Electrical Equipment                            1.15%
Electronic Equipment & Instruments              1.14%
Energy Equipment & Services                     4.84%
Food Products                                   1.30%
Health Care Equipment & Supplies                4.34%
Health Care Providers & Services                4.55%
Hotels, Restaurants & Leisure                   5.65%
Household Durables                              1.08%
Household Products                              0.21%
Independent Power Producers & Traders           0.59%
Industrial Conglomerates                        0.81%
Insurance                                       2.31%
Internet & Catalog Retail                       0.69%
Internet Software & Services                    1.27%
IT Services                                     3.89%
Life Sciences Tools & Services                  2.15%
Machinery                                       1.92%
Media                                           3.96%
Metals & Mining                                 1.01%
Multiline Retail                                0.22%
Office Electronics                              0.17%
Oil, Gas & Consumable Fuels                     3.12%
Personal Products                               0.66%
Pharmaceuticals                                 1.16%
Road & Rail                                     0.47%
Semiconductors & Semiconductor
  Equipment                                     7.56%
Software                                        5.47%
Specialty Retail                                4.12%
Textiles, Apparel & Luxury Goods                0.76%
Trading Company & Distributors                  0.60%
Wireless Telecommunication Services             3.43%
-------------------------------------------------------
SHORT-TERM INVESTMENT                           0.43%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     100.28%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (0.28)%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------



Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

Precision Castparts                            0.88%
Northern Trust                                 0.86%
Altera                                         0.85%
Smith International                            0.85%
Rockwell Collins                               0.84%
Xilinx                                         0.83%
Allergan                                       0.81%
Linear Technology                              0.81%
McDermott International                        0.81%
Chicago Mercantile Exchange Class A            0.79%
-------------------------------------------------------
TOTAL                                          8.33%
-------------------------------------------------------






               LVIP T. Rowe Price Structured Mid-Cap Growth Fund-2

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                     NUMBER OF        VALUE
                                       SHARES        (U.S.$)


     COMMON STOCK-99.85%
     AEROSPACE & DEFENSE-2.45%
  +  Alliant Techsystems..........      10,000    $   $991,500
     Empresa Brasileira de
      Aeronautica ADR............       20,400         983,484
     Precision Castparts..........      19,500       2,366,520
     Rockwell Collins.............      32,300       2,281,672
                                                  ------------
                                                     6,623,176
                                                  ------------
     AIR FREIGHT & LOGISTICS-1.31%
     Expeditors International
      Washington.................       33,500       1,383,550
     Robinson (C.H.) Worldwide....      27,000       1,418,040
     UTi Worldwide................      28,000         750,120
                                                  ------------
                                                     3,551,710
                                                  ------------
     AIRLINES-0.56%
     Skywest......................      32,900         784,007
     Southwest Airlines...........      49,700         741,027
                                                  ------------
                                                     1,525,034
                                                  ------------
     AUTO COMPONENTS-0.19%
     Gentex.......................      26,200         515,878
                                                  ------------
                                                       515,878
                                                  ------------
     AUTOMOBILES-1.03%
     Harley-Davidson..............      33,300       1,985,013
     Thor Industries..............       8,600         388,204
     Winnebago Industries.........      13,600         401,472
                                                  ------------
                                                     2,774,689
                                                  ------------
     BEVERAGES-0.47%
     Brown-Forman Class B.........      17,200       1,256,976
                                                  ------------
                                                     1,256,976
                                                  ------------
     BIOTECHNOLOGY-2.51%
  +  Alkermes.....................      21,400         312,440
  +  Amylin Pharmaceuticals.......       7,700         316,932
  +  Celgene......................      34,800       1,995,084
  +  Cephalon.....................      21,100       1,696,229
  +  deCODE Genetics..............      51,700         193,100
  +  Genzyme......................      12,200         785,680
  +  Martek Biosciences...........      14,800         384,356
  +  Medarex......................      19,900         284,371
  +  Theravance...................      10,500         336,000
  +  Vertex Pharmaceuticals.......      17,000         485,520
                                                  ------------
                                                     6,789,712
                                                  ------------
     CAPITAL MARKETS-4.87%
  +  Affiliated Managers Group....       7,600         978,576
     BlackRock....................       6,200         970,858
  +  E Trade Financial............      18,700         413,083
     Eaton Vance..................      24,300       1,073,574
     Federated Investors Class B..      16,900         647,777
  +  Interactive Brokers Group
      Class A....................       21,700         588,721
     Janus Capital Group..........      23,800         662,592
     Lazard Class A...............      46,000       2,071,380
     Legg Mason...................       8,150         801,797
     Northern Trust...............      36,100       2,319,064
     Optionsxpress Holdings.......      20,300         520,898
     SEI Investments..............      27,100         786,984
     State Street.................       8,200         560,880
  +  TD Ameritrade Holding........      39,000         780,000
                                                  ------------
                                                    13,176,184
                                                  ------------
     CHEMICALS-0.82%
     Ecolab.......................      24,900       1,063,230
     Sigma-Aldrich................      12,000         512,040
     Valspar......................      22,100         627,861
                                                  ------------
                                                     2,203,131
                                                  ------------
     COMMERCIAL BANKS-1.11%
     City National................       5,600         426,104
     East West Bancorp............      17,000         660,960
     First Horizon National.......       9,900         386,100
  +  SVB Financial Group..........      12,500         663,875
     Synovus Financial............      11,900         365,330
     UCBH Holdings................      27,400         500,598
                                                  ------------
                                                     3,002,967
                                                  ------------
     COMMERCIAL SERVICES & SUPPLIES-4.84%
  +  American Reprographics.......      31,000         954,490
     Avery Dennison...............      11,800         784,464
  +  ChoicePoint..................       9,000         382,050
     Cintas.......................      17,500         690,025
     Corporate Executive Board....       9,800         636,118
     Dun & Bradstreet.............       8,400         865,032
     Equifax......................      16,300         724,046
     HNI..........................       9,000         369,000
  +  Lecg.........................      30,000         453,300
     Manpower.....................      10,000         922,400
  +  Monster Worldwide............      30,900       1,269,990
     Republic Services............      39,250       1,202,620
     Ritchie Bros Auctioneers.....      25,600       1,603,072
     Robert Half International....      29,600       1,080,400
  +  Stericycle...................      26,100       1,160,406
                                                  ------------
                                                    13,097,413
                                                  ------------
     COMMUNICATIONS EQUIPMENT-1.01%
  +  F5 Networks..................      16,700       1,346,020
  +  Foundry Networks.............      33,100         551,446
  +  Juniper Networks.............      33,200         835,644
                                                  ------------
                                                     2,733,110
                                                  ------------
     COMPUTERS & PERIPHERALS-0.99%
  +  Avid Technology..............       9,200         325,220
  +  Network Appliance............      33,100         966,520
  +  QLogic.......................      39,400         656,010
     Seagate Technology...........      33,700         733,649
                                                  ------------
                                                     2,681,399
                                                  ------------


               LVIP T. Rowe Price Structured Mid-Cap Growth Fund-3

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF        VALUE
                                       SHARES        (U.S.$)

     COMMON STOCK (CONTINUED)
     CONSTRUCTION & ENGINEERING-1.69%
     Fluor........................      18,100    $  2,015,797
  +  Foster Wheeler...............      14,100       1,508,559
  +  Quanta Services..............      34,200       1,048,914
                                                  ------------
                                                     4,573,270
                                                  ------------
     CONTAINERS & PACKAGING-0.29%
     Sealed Air...................      24,900         772,398
                                                  ------------
                                                       772,398
                                                  ------------
     DIVERSIFIED CONSUMER SERVICES-1.19%
  +  Apollo Group Class A.........      16,305         952,701
     Block (H&R)..................      21,800         509,466
     Devry........................      19,100         649,782
  +  ITT Educational Services.....       9,400       1,103,372
                                                  ------------
                                                     3,215,321
                                                  ------------
     DIVERSIFIED FINANCIAL SERVICES-2.35%
  +  CBOT Holdings Class A........       2,700         557,820
     Chicago Mercantile Exchange
      Holdings Class A...........        4,000       2,137,440
  +  IntercontinentalExchange.....      10,000       1,478,500
     Moody's......................       5,100         317,220
     Nymex Holdings...............      14,900       1,871,887
                                                  ------------
                                                     6,362,867
                                                  ------------
     DIVERSIFIED TELECOMMUNICATIONS
      SERVICES-0.96%
  +  Leap Wireless International..      25,100       2,120,950
  +  NeuStar Class A..............      16,100         466,417
                                                  ------------
                                                     2,587,367
                                                  ------------
     ELECTRIC UTILITIES-0.61%
  +  Reliant Energy...............      61,200       1,649,340
                                                  ------------
                                                     1,649,340
                                                  ------------
     ELECTRICAL EQUIPMENT-1.15%
     AMETEK.......................      25,200         999,936
  +  Genlyte Group................       7,800         612,612
  +  II-VI........................      16,000         434,720
     Roper Industries.............      18,600       1,062,060
                                                  ------------
                                                     3,109,328
                                                  ------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS-1.14%
  +  Cogent.......................      49,500         727,155
  +  Dolby Laboratories Class A...      13,100         463,871
  +  Flir Systems.................       9,100         420,875
     Jabil Circuit................      44,500         982,115
     National Instruments.........      15,150         493,436
                                                  ------------
                                                     3,087,452
                                                  ------------
     ENERGY EQUIPMENT & SERVICES-4.84%
     BJ Services..................      27,500         782,100
  +  Cameron International........      28,000       2,001,160
  +  Core Laboratories............      15,200       1,545,688
     Diamond Offshore Drilling....       4,600         467,176
  +  FMC Technologies.............      26,600       2,107,252
  +  Grant Prideco................      37,600       2,024,008
  +  Nabors Industries............      15,100         504,038
     Smith International..........      39,200       2,298,688
  +  TETRA Technologies...........      15,900         448,380
  +  Weatherford International....      16,300         900,412
                                                  ------------
                                                    13,078,902
                                                  ------------
     FOOD PRODUCTS-1.30%
     Hershey......................      22,600       1,144,012
     McCormick....................      23,400         893,412
     Wrigley (WM) Jr. ............      26,875       1,486,456
                                                  ------------
                                                     3,523,880
                                                  ------------
     HEALTH CARE EQUIPMENT & SUPPLIES-4.34%
  +  American Medical System
      Holdings...................       22,000         396,880
  +  Arthrocare...................      11,200         491,792
     Bard (C.R.)..................      13,400       1,107,242
     Becton Dickinson.............       5,300         394,850
     Dade Behring Holdings........       9,800         520,576
     DENTSPLY International.......      18,600         711,636
  +  Edwards Lifesciences.........       7,400         365,116
  +  Gen-Probe....................       7,700         465,234
  +  Hologic......................      10,100         558,631
  +  Integra Lifesciences
      Holdings...................       16,000         790,720
  +  Intuitive Surgical...........       6,600         915,882
  +  Kyphon.......................      14,900         717,435
  +  ResMed.......................      20,200         833,452
  +  Respironics..................      12,400         528,116
  +  St. Jude Medical.............      48,400       2,008,116
  +  Varian Medical Systems.......      12,400         527,124
  +  Zimmer Holdings..............       4,700         398,983
                                                  ------------
                                                    11,731,785
                                                  ------------
     HEALTH CARE PROVIDERS & SERVICES-4.55%
     CIGNA........................      16,500         861,630
  +  Coventry Health Care.........      19,950       1,150,118
  +  DaVita.......................      11,200         603,456
  +  Express Scripts..............      36,600       1,830,366
     Health Management Associates
      Class A....................       21,700         246,512
  +  Health Net...................      22,400       1,182,720
  +  Healthways...................      10,600         502,122
  +  Humana.......................      17,000       1,035,470
  +  Laboratory Corporation of
      America Holdings...........       15,200       1,189,552
  +  Lincare Holdings.............      26,200       1,044,070
     Manor Care...................       8,100         528,849
  +  Medco Health Solutions.......       5,400         421,146
  +  Patterson Companies..........      12,800         477,056
     Quest Diagnostics............      11,200         578,480
  +  Schein (Henry)...............      12,100         646,503
                                                  ------------
                                                    12,298,050
                                                  ------------
     HOTELS, RESTAURANTS & LEISURE-5.65%
     Boyd Gaming..................       8,600         423,034
  +  Cheesecake Factory...........      15,750         386,190
     Choice Hotels International..      23,500         928,720
     Hilton Hotels................      50,500       1,690,235

               LVIP T. Rowe Price Structured Mid-Cap Growth Fund-4

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF        VALUE
                                       SHARES        (U.S.$)

     COMMON STOCK (CONTINUED)
     HOTELS, RESTAURANTS & LEISURE (CONTINUED)
     International Game
      Technology.................       48,100    $  1,909,570
     Marriott International Class
      A..........................       26,000       1,124,240
  +  Melco PBL Entertainment Macau
      ADR........................       45,000         565,200
  +  Panera Bread Class A.........       6,200         285,572
     Royal Caribbean Cruises......       8,100         348,138
  +  Shuffle Master...............      36,950         613,370
     Starwood Hotels & Resorts
      Worldwide..................       22,400       1,502,368
     Tim Hortons..................      29,600         910,200
  +  Wms Industries...............      14,250         411,255
  +  Wynn Resorts.................      23,800       2,134,621
     Yum Brands...................      62,200       2,035,184
                                                  ------------
                                                    15,267,897
                                                  ------------
     HOUSEHOLD DURABLES-1.08%
     Centex.......................       7,800         312,780
     Garmin.......................       7,300         539,981
     KB HOME......................      12,700         499,999
     Lennar Class A...............      13,900         508,184
  +  Meritage Homes...............       8,500         227,375
     Pulte Homes..................      21,700         487,165
  +  Toll Brothers................      13,800         344,724
                                                  ------------
                                                     2,920,208
                                                  ------------
     HOUSEHOLD PRODUCTS-0.21%
     Clorox.......................       9,200         571,320
                                                  ------------
                                                       571,320
                                                  ------------
     INDEPENDENT POWER PRODUCERS &
      TRADERS-0.59%
  +  AES..........................      73,100       1,599,428
                                                  ------------
                                                     1,599,428
                                                  ------------
     INDUSTRIAL
      CONGLOMERATES-0.81%
  +  McDermott International......      26,300       2,186,056
                                                  ------------
                                                     2,186,056
                                                  ------------
     INSURANCE-2.31%
     Ambac Financial Group........      12,000       1,046,280
     Aon..........................      12,500         532,625
  +  Arch Capital Group...........      12,800         928,512
     Axis Capital Holdings........      10,800         439,020
     Brown & Brown................      14,400         362,016
  +  Markel.......................         900         436,104
     Marsh & McLennan.............      12,000         370,560
     MBIA.........................      12,200         759,084
     OneBeacon Insurance Group....      16,500         417,945
     RenaissanceRe Holdings.......       7,000         433,930
     Willis Group Holdings........      11,700         515,502
                                                  ------------
                                                     6,241,578
                                                  ------------
     INTERNET & CATALOG RETAIL-0.69%
  +  Amazon.com...................      22,200       1,518,702
  +  VistaPrint...................       9,300         355,725
                                                  ------------
                                                     1,874,427
                                                  ------------
     INTERNET SOFTWARE & SERVICES-1.27%
  +  Baidu.com ADR................       5,200         873,496
  +  Digital River................      16,000         724,000
  +  Sina.........................      17,900         749,294
  +  VeriSign.....................      33,900       1,075,647
                                                  ------------
                                                     3,422,437
                                                  ------------
     IT SERVICES-3.89%
  +  CheckFree....................      13,800         554,760
  +  Cognizant Technology
      Solutions Class A..........       24,300       1,824,687
  +  DST Systems..................       8,900         704,969
     Fidelity National Information
      Services...................        8,000         434,240
  +  Fiserv.......................      16,100         914,480
     Global Payments..............       9,600         380,640
  +  Iron Mountain................      22,625         591,191
     MoneyGram International......      26,700         746,265
     Paychex......................      50,900       1,991,208
  +  Perot Systems Class A........      43,700         744,648
     Satyam Computer Services
      ADR........................       50,000       1,238,000
     Western Union................      18,200         379,106
                                                  ------------
                                                    10,504,194
                                                  ------------
     LIFE SCIENCES TOOLS & SERVICES-2.15%
  +  Charles River Laboratories
      International..............       15,000         774,300
  +  Illumina.....................      18,900         767,151
  +  Invitrogen...................      12,700         936,625
  +  Millipore....................       6,300         473,067
  +  Qiagen.......................      23,100         410,949
  +  Techne.......................      13,800         789,498
  +  Thermo Fisher Scientific.....       7,400         382,728
  +  Waters.......................      21,700       1,288,112
                                                  ------------
                                                     5,822,430
                                                  ------------
     MACHINERY-1.92%
     Donaldson....................      25,800         917,190
     Graco........................      23,100         930,468
     IDEX.........................      21,625         833,428
     ITT..........................      13,300         908,124
     Joy Global...................      20,400       1,189,932
     Pall.........................       9,000         413,910
                                                  ------------
                                                     5,193,052
                                                  ------------
     MEDIA-3.96%
  +  Cablevision Systems Class A..      14,500         524,755
  +  Clear Channel Outdoor
      Holdings Class A...........       62,900       1,782,586
  +  DreamWorks Animation SKG
      Class A....................       14,300         412,412
  +  Focus Media Holding ADR......      14,200         717,100
  +  Getty Images.................      12,700         607,187
  +  Lamar Advertising Class A....      31,400       1,970,664
     McGraw-Hill..................       9,100         619,528
     Meredith.....................       6,000         369,600
     Omnicom Group................      30,200       1,598,184
  +  Salem Communications Holding
      Class A....................       11,900         131,971

               LVIP T. Rowe Price Structured Mid-Cap Growth Fund-5

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF        VALUE
                                       SHARES        (U.S.$)

     COMMON STOCK (CONTINUED)
     MEDIA (CONTINUED)
     Scripps (E.W.) Class A.......      11,200    $    511,728
     WPP Group-Adr................      19,400       1,450,150
                                                  ------------
                                                    10,695,865
                                                  ------------
     METALS & MINING-1.01%
     Agnico-Eagle Mines...........      18,400         671,600
     Carpenter Technology.........      15,800       2,058,898
                                                  ------------
                                                     2,730,498
                                                  ------------
     MULTILINE RETAIL-0.22%
     Family Dollar Stores.........      17,500         600,600
                                                  ------------
                                                       600,600
                                                  ------------
     OFFICE ELECTRONICS-0.17%
  +  Zebra Technologies...........      11,750         455,195
                                                  ------------
                                                       455,195
                                                  ------------
     OIL, GAS & CONSUMABLE FUELS-3.12%
  +  Bill Barrett.................       9,700         357,251
  +  Compton Petroleum............      47,500         472,625
     Consol Energy................      22,800       1,051,308
     Foundation Coal Holdings.....      29,000       1,178,560
  +  Mariner Energy...............      21,400         518,950
     Murphy Oil...................      26,800       1,592,992
  +  Ultra Petroleum..............      14,500         800,980
     Williams Companies...........      55,000       1,739,100
     XTO Energy...................      11,933         717,173
                                                  ------------
                                                     8,428,939
                                                  ------------
     PERSONAL PRODUCTS-0.66%
     Avon Products................      48,800       1,793,400
                                                  ------------
                                                     1,793,400
                                                  ------------
     PHARMACEUTICALS-1.16%
     Allergan.....................      38,014       2,191,127
  +  Elan ADR.....................      27,400         600,882
  +  Sepracor.....................       8,300         340,466
                                                  ------------
                                                     3,132,475
                                                  ------------
     ROAD & RAIL-0.47%
     Landstar System..............      26,200       1,264,150
                                                  ------------
                                                     1,264,150
                                                  ------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-7.56%
     Altera.......................     104,400       2,310,371
     Analog Devices...............      49,600       1,866,944
  +  Broadcom Class A.............      26,650         779,513
  +  Cymer........................      10,200         410,040
  +  Fairchild Semiconductor
      International..............       24,400         471,408
  +  Integrated Device
      Technology.................       36,200         552,774
     Intersil Class A.............      17,500         550,550
     KLA-Tencor...................       7,100         390,145
  +  Lam Research.................       7,400         380,360
     Linear Technology............      60,500       2,188,890
  +  Marvell Technology Group.....      53,400         972,414
     Maxim Integrated Products....      51,600       1,723,956
  +  MEMC Electronic Materials....      15,700         959,584
     Microchip Technology.........      52,300       1,937,192
     National Semiconductor.......      48,100       1,359,787
  +  Silicon Laboratories.........      26,800         927,548
  +  Teradyne.....................      23,600         414,888
     Xilinx.......................      83,700       2,240,649
                                                  ------------
                                                    20,437,013
                                                  ------------
     SOFTWARE-5.47%
  +  Activision...................      62,488       1,166,651
  +  Autodesk.....................      43,800       2,062,103
  +  Cadence Design Systems.......      19,600         430,416
  +  Citrix Systems...............      24,000         808,080
  +  Cognos.......................       8,800         349,096
  +  Electronic Arts..............      35,200       1,665,664
     FactSet Research Systems.....      14,950       1,021,833
     Henry (Jack) & Associates....      20,200         520,150
  +  Intuit.......................      37,500       1,128,000
  +  McAfee.......................      22,500         792,000
  +  NAVTEQ.......................      16,900         715,546
  +  Red Hat......................      76,900       1,713,332
  +  salesforce.com...............      19,500         835,770
  +  Symantec.....................      26,000         525,200
  +  Synopsys.....................      16,600         438,738
  +  Thq..........................      20,550         627,186
                                                  ------------
                                                    14,799,765
                                                  ------------
     SPECIALTY RETAIL-4.12%
     Advance Auto Parts...........       9,100         368,823
  +  AnnTaylor Stores.............      16,800         595,056
  +  Bed Bath & Beyond............      41,800       1,504,382
  +  Dick's Sporting Goods........       6,600         383,922
     Men's Wearhouse..............       9,950         508,147
  +  O'Reilly Automotive..........      11,000         402,050
     PETsMART.....................      20,000         649,000
     Ross Stores..................      29,800         917,840
     Staples......................      40,800         968,184
     Tiffany......................      29,700       1,575,882
     TJX Companies................      56,400       1,551,000
  +  Tractor Supply...............       8,700         452,835
  +  Urban Outfitters.............      23,500         564,705
     Williams-Sonoma..............      22,400         707,392
                                                  ------------
                                                    11,149,218
                                                  ------------

     TEXTILES, APPAREL & LUXURY GOODS-0.76%
  +  Coach........................      43,200       2,047,248
                                                  ------------
                                                     2,047,248
                                                  ------------

     TRADING COMPANY & DISTRIBUTORS-0.60%
     Fastenal.....................      11,600         485,576
     Grainger (W.W.)..............      12,300       1,144,515
                                                  ------------
                                                     1,630,091
                                                  ------------
     WIRELESS TELECOMMUNICATION SERVICES-3.43%
  +  American Tower Class A.......      49,000       2,058,000
  +  Crown Castle International...      55,400       2,009,358

               LVIP T. Rowe Price Structured Mid-Cap Growth Fund-6

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                     NUMBER OF        VALUE
                                       SHARES        (U.S.$)

     COMMON STOCK (CONTINUED)
     WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
  +  MetroPCS Communications......      22,800    $    753,312
  +  NII Holdings.................      22,300       1,800,502
     Rogers Communications Class
      B..........................       12,300         522,627
  +  SBA Communications Class A...      63,400       2,129,606
                                                  ------------
                                                     9,273,405
                                                  ------------
     TOTAL COMMON STOCK
      (COST $195,531,060)........                  269,962,228
                                                  ------------
     SHORT-TERM INVESTMENT-0.43%
     MONEY MARKET INSTRUMENT-0.43%
     Dreyfus Cash Management
      Fund.......................    1,170,081       1,170,081
                                                  ------------
     TOTAL SHORT-TERM INVESTMENT
      (COST $1,170,081)..........                    1,170,081
                                                  ------------








TOTAL VALUE OF SECURITIES-100.28% (COST $196,701,141).........................    271,132,309
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.28%).......................       (762,748)
                                                                                 -------------
NET ASSETS APPLICABLE TO 20,550,984 SHARES OUTSTANDING-100.00%................   $270,369,561
                                                                                 =============
NET ASSET VALUE-LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD
  CLASS
  ($254,028,066 / 19,296,796 SHARES)..........................................        $13.164
                                                                                      =======
NET ASSET VALUE-LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE
  CLASS
  ($16,341,495 / 1,254,188 SHARES)............................................        $13.030
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $371,781,981
Accumulated net realized loss on investments..................................   (175,843,514)
Net unrealized appreciation of investments and foreign currencies.............     74,431,094
                                                                                 -------------
Total net assets..............................................................   $270,369,561
                                                                                 =============




----------
+ Non-income producing security for the period ended June 30, 2007.

ADR-American Depositary Receipt

                             See accompanying notes


               LVIP T. Rowe Price Structured Mid-Cap Growth Fund-7

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)









INVESTMENT INCOME:
Dividends............................   $ 1,208,064
Interest.............................        24,497
Foreign tax withheld.................        (3,165)
                                        -----------
                                          1,229,396
                                        -----------
EXPENSES:
Management fees......................     1,095,052
Accounting and administration
  expenses...........................        77,369
Custodian fees.......................        17,937
Distribution expenses-Service Class..        17,673
Professional fees....................        11,616
Reports and statements to
  shareholders.......................        10,813
Trustees' fees.......................         3,198
Other................................         8,523
                                        -----------
                                          1,242,181
Less expense paid indirectly.........        (4,875)
                                        -----------
Total operating expenses.............     1,237,306
                                        -----------
NET INVESTMENT LOSS..................        (7,910)
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments........................     22,590,480
 Foreign currencies.................             21
                                        -----------
Net realized gain....................    22,590,501
Net change in unrealized
 appreciation/depreciation of
 investments and foreign currencies..    10,240,298
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN
 CURRENCIES.........................     32,830,799
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $32,822,889
                                        ===========




                             See accompanying notes


LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS




                                 SIX MONTHS
                                    ENDED
                                   6/30/07      YEAR ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment loss..........   $     (7,910)  $    (18,499)
Net realized gain on
 investments and foreign
 currencies.................      22,590,501     15,714,718
Net change in unrealized
 appreciation/depreciation
 of investments and foreign
 currencies.................      10,240,298      9,711,547
                                ------------   ------------
Net increase in net assets
 resulting from operations..      32,822,889     25,407,766
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............      14,425,538     32,749,536
 Service Class..............       6,004,696      7,878,367
                                ------------   ------------
                                  20,430,234     40,627,903
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............     (74,148,944)   (47,731,193)
 Service Class..............      (4,221,219)    (2,046,625)
                                ------------   ------------
                                 (78,370,163)   (49,777,818)
                                ------------   ------------
Decrease in net assets
 derived from capital share
 transactions...............     (57,939,929)    (9,149,915)
                                ------------   ------------
NET INCREASE (DECREASE) IN
 NET ASSETS.................     (25,117,040)    16,257,851
NET ASSETS:
Beginning of period..........    295,486,601    279,228,750
                                ------------   ------------
End of period (there was no
 undistributed net
 investment income at either
 period end)................    $270,369,561   $295,486,601
                                ============   ============




                             See accompanying notes



               LVIP T. Rowe Price Structured Mid-Cap Growth Fund-8

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS
                                      SIX MONTHS
                                        ENDED
                                       6/30/071                                      YEAR ENDED
                                     (UNAUDITED)         12/31/06         12/31/05         12/31/04(2)         12/31/03(3)
                                     -------------------------------------------------------------------------------------


Net asset value, beginning of
 period..........................      $ 11.828          $ 10.824         $  9.857           $  8.672            $  6.539

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss4..............           --                --           (0.026)            (0.039)             (0.029)
Net realized and unrealized gain
 (loss) on investments and
 foreign currencies..............         1.336             1.004            0.993              1.224               2.162
                                       --------          --------         --------           --------            --------
Total from investment operations..        1.336             1.004            0.967              1.185               2.133
                                       --------          --------         --------           --------            --------
Net asset value, end of period....     $ 13.164          $ 11.828         $ 10.824           $  9.857            $  8.672
                                       ========          ========         ========           ========            ========

Total return(5)...................       11.30%             9.28%            9.81%             13.66%              32.62%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................      $254,028          $282,397         $272,838           $269,192            $267,451
Ratio of expenses to average net
 assets..........................         0.82%             0.85%            0.87%              0.91%               0.90%
Ratio of net investment loss to
 average net assets..............        (0.00%)           (0.00%)          (0.26%)            (0.44%)             (0.39%)
Portfolio turnover................          39%               41%              38%               106%                 94%

                                      LVIP T.
                                       ROWE
                                       PRICE
                                      STRUC-
                                       TURED
                                      MID-CAP
                                      GROWTH
                                       FUND
                                     STANDARD
                                       CLASS
                                       YEAR
                                       ENDED
                                     12/31/02
                                     --------


Net asset value, beginning of
 period..........................    $  9.371

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss4..............     (0.036)
Net realized and unrealized gain
 (loss) on investments and
 foreign currencies..............      (2.796)
                                     --------
Total from investment operations..     (2.832)
                                     --------
Net asset value, end of period....   $  6.539
                                     ========

Total return(5)...................    (30.22%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................    $213,893
Ratio of expenses to average net
 assets..........................       0.87%
Ratio of net investment loss to
 average net assets..............      (0.47%)
Portfolio turnover................        77%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund's sub-advisor.

(3) Effective April 30, 2003, the Lincoln National Aggressive Growth Fund, Inc. was merged into the Aggressive Growth Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Aggressive Growth Fund, Inc.

(4) The average shares outstanding method has been applied for per share information.

(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes



               LVIP T. Rowe Price Structured Mid-Cap Growth Fund-9

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                      LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE
                                                                CLASS
                                     SIX MONTHS
                                       ENDED                                          5/15/03(3)
                                      6/30/071                YEAR ENDED                  TO
                                    (UNAUDITED)   12/31/06   12/31/05   12/31/04(2)    12/31/03
                                    ------------------------------------------------------------


Net asset value, beginning of
 period.........................      $11.722      $10.754    $ 9.817     $ 8.659       $ 7.172

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss4.............      (0.015)      (0.028)    (0.051)     (0.061)       (0.029)
Net realized and unrealized gain
 on investments and foreign
 currencies.....................        1.323        0.996      0.988       1.219         1.516
                                      -------      -------    -------     -------       -------
Total from investment
 operations.....................        1.308        0.968      0.937       1.158         1.487
                                      -------      -------    -------     -------       -------
Net asset value, end of period...     $13.030      $11.722    $10.754     $ 9.817       $ 8.659
                                      =======      =======    =======     =======       =======

Total return(5)..................      11.16%        9.00%      9.54%      13.37%        20.73%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).......................      $16,342      $13,090    $ 6,391     $ 2,203       $   693
Ratio of expenses to average net
 assets.........................        1.07%        1.10%      1.12%       1.16%         1.11%
Ratio of net investment loss to
 average net assets.............       (0.25%)      (0.25%)    (0.51%)     (0.69%)       (0.57%)
Portfolio turnover...............         39%          41%        38%        106%         94%(6)



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund's sub-advisor.

(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4) The average shares outstanding method has been applied for per share information.

(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(6) The portfolio turnover is representative of the Fund for the entire year.

                             See accompanying notes



              LVIP T. Rowe Price Structured Mid-Cap Growth Fund-10

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (formerly the Aggressive Growth Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon as after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.


              LVIP T. Rowe Price Structured Mid-Cap Growth Fund-11

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.65% of the average daily net assets of the Fund in excess of $400 million.

Prior to April 30, 2007, Delaware Management Company, an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate.

LIA has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is 0.05% of average daily net assets in excess of $750 million. This waiver will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

T. Rowe Price (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.50% on the first $250 million of the Fund's average daily net assets, 0.45% of the next $500 million and 0.40% of any excess of the Fund's average daily net assets over $750 million.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $68,957.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $6,371 and $2,041, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $164,763
Accounting and Administration Fees
  Payable to DSC.........................     21,805
Administration Fees Payable to Lincoln
  Life...................................        991
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. ..........      3,307


The Fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. There were no investments in the Reserve Fund for the six months ended June 30, 2007.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $56,141,546 and sales of $113,667,159 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $197,588,701. At June 30, 2007, net unrealized appreciation was $73,543,608 of which $79,497,831 related to unrealized appreciation of investments and $5,954,223 related to unrealized depreciation of investments.


              LVIP T. Rowe Price Structured Mid-Cap Growth Fund-12

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $ 371,781,981
Capital loss carryforwards as of
  12/31/06...........................    (197,577,473)
Realized gains 1/1/07-6/30/07........      22,621,519
Unrealized appreciation of
  investments and foreign
  currencies.........................      73,543,534
                                        -------------
Net assets...........................   $ 270,369,561
                                        =============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


ACCUMULATED NET     PAID-IN           ACCUMULATED
INVESTMENT LOSS     CAPITAL    NET REALIZED GAIN (LOSS)
---------------    --------    ------------------------


     $7,910        $(7,889)              $(21)


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $105,580,701 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

For the six months ended June 30, 2007, the Fund had capital gains of $22,621,519 which may reduce the capital loss carryforwards.

6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............     1,152,217          2,925,002
 Service Class..............       475,276            705,994
                                ----------         ----------
                                 1,627,493          3,630,996
                                ----------         ----------
Shares repurchased:
 Standard Class.............    (5,729,787)        (4,256,272)
 Service Class..............      (337,810)          (183,571)
                                ----------         ----------
                                (6,067,597)        (4,439,843)
                                ----------         ----------
Net decrease.................   (4,440,104)          (808,847)
                                ==========         ==========





7. MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


              LVIP T. Rowe Price Structured Mid-Cap Growth Fund-13

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP T. Rowe Price Structured Mid-Cap Growth Fund (formerly the Aggressive Growth Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                       OUTSTANDING        TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES          VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ----------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
  Kelly D. Clevenger.............................       25,002,484     22,309,562      81.92%       7.31%        0.00%
  Michael D. Coughlin............................       25,002,484     22,309,562      81.62%       7.61%        0.00%
  Nancy L. Frisby................................       25,002,484     22,309,562      82.15%       7.08%        0.00%
  Elizabeth S. Hager.............................       25,002,484     22,309,562      81.54%       7.69%        0.00%
  Gary D. Lemon..................................       25,002,484     22,309,562      82.11%       7.12%        0.00%
  Thomas D. Rath.................................       25,002,484     22,309,562      81.74%       7.49%        0.00%
  Kenneth G. Stella..............................       25,002,484     22,309,562      81.95%       7.28%        0.00%
  David J. Windley...............................       25,002,484     22,309,562      82.04%       7.19%        0.00%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln National Corporation.

  LVIP T. Rowe Price Structured Mid-Cap Growth
            Fund..................................      25,002,484     22,309,562      79.23%       2.56%        7.44%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



              LVIP T. Rowe Price Structured Mid-Cap Growth Fund-14

                                                           TEMPLETON GROWTH FUND

                                 (FRANKLIN LOGO)

                            LVIP Templeton Growth Fund
                              a series of Lincoln Variable

                              Insurance Products Trust

                            Semiannual Report

                            June 30, 2007






                                                      LVIP TEMPLETON GROWTH FUND


(FORMERLY WORLD GROWTH STOCK PORTFOLIO,

                                A SERIES OF JEFFERSON PILOT VARIABLE FUND, INC.)

LVIP TEMPLETON GROWTH FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

COUNTRY AND SECTOR ALLOCATIONS                                             2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        6

STATEMENT OF OPERATIONS                                                    7

STATEMENTS OF CHANGES IN NET ASSETS                                        7

FINANCIAL HIGHLIGHTS                                                       8

NOTES TO FINANCIAL STATEMENTS                                             10

OTHER FUND INFORMATION                                                    14


LVIP TEMPLETON GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,093.30       0.81%         $4.20
Service Class
  Shares**              1,000.00     1,024.10       1.02%          1.75
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,020.78       0.81%         $4.06
Service Class
  Shares**              1,000.00     1,019.74       1.02%          5.11
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The Service Class shares commenced operations on April 30, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 62 days. The hypothetical example assumes the entire half year period.


                          LVIP Templeton Growth Fund-1

LVIP TEMPLETON GROWTH FUND

COUNTRY AND SECTOR ALLOCATIONS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                           PERCENTAGE
COUNTRY                                  OF NET ASSETS
------------------------------------------------------

COMMON STOCK                                  95.52%
------------------------------------------------------
Austria                                        0.63%
Bermuda                                        1.83%
Brazil                                         0.72%
Finland                                        2.83%
France                                         7.00%
Germany                                        5.21%
Hong Kong                                      1.24%
Israel                                         0.75%
Italy                                          3.27%
Japan                                          6.17%
Mexico                                         0.40%
Netherlands                                    4.32%
Norway                                         1.62%
Portugal                                       0.73%
Republic of Korea                              3.47%
Singapore                                      2.01%
Spain                                          3.70%
Sweden                                         0.84%
Switzerland                                    2.93%
Taiwan                                         0.66%
United Kingdom                                19.91%
United States                                 25.28%
------------------------------------------------------
SECURITIES LENDING COLLATERAL                 10.40%
------------------------------------------------------
TOTAL VALUE OF SECURITIES                    105.92%
------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL                         (10.40%)
------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                  4.48%
------------------------------------------------------
TOTAL NET ASSETS                             100.00%
------------------------------------------------------






                                           PERCENTAGE
SECTOR                                   OF NET ASSETS
------------------------------------------------------

Aerospace & Defense                           1.99%
Air Freight & Logistics                       1.25%
Airlines                                      1.23%
Auto Components                               1.35%
Biotechnology                                 0.74%
Capital Markets                               2.00%
Chemicals                                     0.57%
Commercial Banks                              8.65%
Commercial Services & Supplies                2.70%
Computers & Peripherals                       1.14%
Construction & Engineering                    0.48%
Consumer Finance                              0.88%
Diversified Financial Services                2.09%
Diversified Telecommunication
  Services                                    7.68%
Electric Utilities                            1.08%
Electronic Equipment & Instruments            1.76%
Food & Staples Retailing                      1.34%
Food Products                                 1.83%
Health Care Equipment & Supplies              1.80%
Health Care Providers & Services              1.30%
Hotels, Restaurants & Leisure                 0.60%
Household Durables                            0.63%
Household Products                            1.22%
Industrial Conglomerates                      3.46%
Insurance                                     7.82%
Internet Software & Services                  0.49%
Leisure Equipment & Products                  1.00%
Life Sciences Tools & Services                0.46%
Machinery                                     0.68%
Media                                         9.46%
Metals & Minings                              0.72%
Multiline Retail                              1.04%
Multi-Utilities and Unregulated Power         0.72%
Office Electronics                            0.54%
Oil, Gas & Consumable Fuels                   7.61%
Paper & Forest Products                       2.15%
Pharmaceuticals                               7.44%
Real Estate Management & Development          0.84%
Semiconductors & Semiconductor
  Equipment                                   0.56%
Software                                      2.67%
Specialty Retail                              1.32%
Wireless Telecommunication Services           2.23%
------------------------------------------------------
TOTAL                                        95.52%
------------------------------------------------------





                          LVIP Templeton Growth Fund-2

LVIP TEMPLETON GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                      NUMBER OF        VALUE
                                       SHARES        (U.S. $)


     COMMON STOCK-95.52%
     AUSTRIA-0.63%
     Telekom Austria..............       58,730    $ $1,470,585
                                                   ------------
                                                      1,470,585
                                                   ------------

     BERMUDA-1.83%
     ACE..........................       30,370       1,898,732
     Tyco International...........       69,790       2,358,205
                                                   ------------
                                                      4,256,937

                                                   ------------
     BRAZIL-0.72%
     Companhia Vale do Rio Doce
      ADR........................        44,020       1,659,554
                                                   ------------
                                                      1,659,554

                                                   ------------
     FINLAND-2.83%
     Konecranes...................       37,280       1,569,763
     Stora Enso Class R...........      143,210       2,709,810
     UPM-Kymmene..................       92,330       2,286,926
                                                   ------------
                                                      6,566,499

                                                   ------------
     FRANCE-7.00%
     Accor........................       15,640       1,391,210
  *  AXA..........................       64,930       2,813,127
     France Telecom ADR...........      113,830       3,128,048
     Sanofi-Aventis...............       27,566       2,242,366
     Suez.........................       29,210       1,679,873
     Thomson ADR..................       61,070       1,132,238
     Total........................       47,290       3,857,063
                                                   ------------
                                                     16,243,925

                                                   ------------
     GERMANY-5.21%
  *  Bayerische Motoren Werke.....       36,340       2,344,214
     Deutsche Post................       89,030       2,884,820
     E.On.........................       15,010       2,510,859
  +  Infineon Technologies ADR....       79,210       1,309,341
     Siemens ADR..................       21,330       3,051,470
                                                   ------------
                                                     12,100,704

                                                   ------------
     HONG KONG-1.24%
     Cheung Kong Holdings.........       73,000         956,006
     Hutchison Whampoa............       93,800         931,498
  *  Swire Pacific................       88,500         983,560
                                                   ------------
                                                      2,871,064

                                                   ------------
     ISRAEL-0.75%
  +  Check Point Software
      Technologies...............        76,640       1,748,158
                                                   ------------
                                                      1,748,158

                                                   ------------
     ITALY-3.27%
  *  ENI..........................       91,051       3,315,089
     Mediaset.....................      212,052       2,197,080
     UniCredito Italiano..........      232,699       2,088,172
                                                   ------------
                                                      7,600,341

                                                   ------------
     JAPAN-6.17%
  *  Aiful........................       32,000         920,004
     Fujifilm Holdings............       51,700       2,313,547
     Hitachi......................      124,000         881,183
     Konica Minolta Holdings......       85,500       1,263,092
  *  Mabuchi Motor................       13,700         840,047
     Mitsubishi UFJ Financial
      Group ADR..................        84,590         932,182
     NEC..........................       94,000         487,063
     Nintendo.....................        5,300       1,941,282
  *  Promise......................       36,300       1,120,280
     Sony.........................       28,600       1,470,300
     Takeda Pharmaceutical........       33,500       2,165,679
                                                   ------------
                                                     14,334,659

                                                   ------------
     MEXICO-0.40%
  *  Telefonos de Mexico ADR......       24,390         924,137
                                                   ------------
                                                        924,137

                                                   ------------
     NETHERLANDS-4.32%
     ING Groep CVA................       71,600       3,177,698
     Koninklijke Philips
      Electronics................        72,540       3,098,652
     Reed Elsevier................      120,050       2,297,576
     Vedior CVA...................       48,270       1,451,056
                                                   ------------
                                                     10,024,982

                                                   ------------
     NORWAY-1.62%
     Telenor......................      191,300       3,754,956
                                                   ------------
                                                      3,754,956

                                                   ------------
     PORTUGAL 0.73%
     Portugal Telecom.............      122,760       1,699,772
                                                   ------------
                                                      1,699,772

                                                   ------------
     REPUBLIC OF KOREA-3.47%
     Kookmin Bank.................       26,150       2,295,580
     KT ADR.......................       51,580       1,210,067
     Samsung Electronics..........        5,125       3,139,858
  *  SK Telecom ADR...............       51,410       1,406,064
                                                   ------------
                                                      8,051,569

                                                   ------------
     SINGAPORE-2.01%
     DBS Group Holdings...........       85,337       1,270,651
     Singapore
      Telecommunications.........     1,042,000       2,313,665
     Venture......................      105,000       1,076,571
                                                   ------------
                                                      4,660,887

                                                   ------------
     SPAIN-3.70%
     Banco Santander Central
      Hispano....................        30,420         563,665
     Banco Santander Central
      Hispano (London Exchange)..       114,200       2,110,937
  *  Repsol.......................       65,519       2,593,889
     Telefonica...................      148,867       3,332,669
                                                   ------------
                                                      8,601,160

                                                   ------------


                          LVIP Templeton Growth Fund-3

LVIP TEMPLETON GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      NUMBER OF        VALUE
                                       SHARES        (U.S. $)

     COMMON STOCK (CONTINUED)
     SWEDEN-0.84%
     Nordea Bank..................       68,380    $  1,074,811
     Securitas Class B............       45,730         728,824
  +  Securitas Systems Class B....       45,730         156,463
                                                   ------------
                                                      1,960,098

                                                   ------------
     SWITZERLAND-2.93%
     Nestle.......................        6,180       2,357,755
     Swiss Reinsurance............       26,951       2,469,047
     UBS..........................       32,600       1,964,354
                                                   ------------
                                                      6,791,156

                                                   ------------
     TAIWAN-0.66%
     Chunghwa Telecom ADR.........       42,990         810,791
  #  Compal Electronics 144A GDR..      134,108         724,277
                                                   ------------
                                                      1,535,068

                                                   ------------
     UNITED KINGDOM-19.91%
     Amvescap.....................       85,670       1,113,920
     Aviva........................      126,740       1,890,984
     BAE Systems..................      295,760       2,405,358
     BP ADR.......................       51,670       3,727,474
     British Sky Broadcasting
      Group......................       222,600       2,865,290
     Cadbury Schweppes............      138,710       1,894,096
     Compass Group................      433,200       3,007,710
     GlaxoSmithKline..............       90,580       2,373,713
     G4S..........................      615,070       2,615,371
     HSBC Holdings................      122,400       2,230,663
     Old Mutual...................      294,240         997,377
     Pearson......................       77,590       1,313,465
     Rentokil Initial.............      410,940       1,326,523
     Rolls-Royce Group............      205,390       2,223,071
     Royal Bank of Scotland
      Group......................       169,930       2,161,733
     Royal Dutch Shell Class B....       99,880       4,179,859
     Smiths Group.................       71,270       1,695,940
     Unilever.....................       87,484       2,835,421
     Vodafone Group ADR...........      112,310       3,776,985
  +  Yell Group...................      171,870       1,596,236
                                                   ------------
                                                     46,231,189

                                                   ------------
     UNITED STATES-25.28%
     Abbott Laboratories..........       20,360       1,090,278
     American International
      Group......................        39,320       2,753,579
 *+  Amgen........................       30,960       1,711,778
  *  Aon..........................       57,680       2,457,745
  *  Bank of America..............       34,440       1,683,772
 *+  Boston Scientific............      109,920       1,686,173
     Bristol-Myers Squibb.........       78,220       2,468,623
 *+  Cadence Design Systems.......       71,710       1,574,752
  +  Chico's FAS..................       83,850       2,040,909
 *+  Comcast Special Class A......       83,535       2,335,639
  *  Cooper.......................       46,730       2,491,644
  +  DIRECTV Group................       96,590       2,232,195
  *  Dow Chemical.................       29,710       1,313,776
     FedEx........................       10,470       1,161,856
     Gap..........................       52,950       1,011,345
 *+  Interpublic Group............      199,511       2,274,425
     Merck & Co. .................       25,120       1,250,976
 *+  Millipore....................       14,100       1,058,769
     Morgan Stanley...............       13,200       1,107,216
     News Class A.................      148,050       3,140,140
  +  Oracle.......................      127,140       2,505,929
     Pfizer.......................      122,140       3,123,119
     Quest Diagnostics............       33,690       1,740,089
     Seagate Technology...........       88,330       1,922,944
  *  Target.......................       37,940       2,412,984
 *+  Tenet Healthcare.............      194,600       1,266,846
     Time Warner..................      108,890       2,291,046
     United Parcel Service Class
      B..........................        23,700       1,730,100
  +  Viacom Class B...............       54,990       2,289,234
  +  Watson Pharmaceuticals.......       78,580       2,556,207
                                                   ------------
                                                     58,684,088

                                                   ------------
     TOTAL COMMON STOCK
      (COST $166,605,969)........                   221,771,488
                                                   ------------
     TOTAL VALUE OF SECURITIES
      BEFORE SECURITIES LENDING
      COLLATERAL-95.52% (COST
      $166,605,969)..............                   221,771,488
                                                   ------------
     SECURITIES LENDING COLLATERAL**-10.40%
     SHORT-TERM INVESTMENTS-10.40%
     Citibank Investors Principal
      Preservation Trust I.......    24,150,250      24,150,250
                                                   ------------
     TOTAL SECURITIES LENDING
      COLLATERAL (COST
      $24,150,250)...............                    24,150,250
                                                   ------------






                          LVIP Templeton Growth Fund-4

LVIP TEMPLETON GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)



TOTAL VALUE OF SECURITIES-105.92% (COST $190,756,219).........................   $245,921,738
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(10.40%).................    (24,150,250)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-4.48%.........................     10,411,065
                                                                                 ------------
NET ASSETS APPLICABLE TO 6,784,275 SHARES OUTSTANDING-100.00%.................   $232,182,553
                                                                                 ============
NET ASSET VALUE-LVIP TEMPLETON GROWTH FUND STANDARD CLASS ($174,294,460 /
  5,092,364 SHARES)...........................................................        $34.227
                                                                                      =======
NET ASSET VALUE-LVIP TEMPLETON GROWTH FUND SERVICE CLASS ($57,888,093 /
  1,691,911 SHARES)...........................................................        $34.214
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $168,665,638
Undistributed net investment income...........................................      2,368,942
Accumulated net realized gain on investments..................................      6,064,734
Net unrealized appreciation of investments and foreign currencies.............     55,083,239
                                                                                 ------------
Total net assets..............................................................   $232,182,553
                                                                                 ============




----------

 Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in "Country and Sector Allocations."

+ Non-income producing security for the period ended June 30, 2007.

* Fully or partially on loan.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $724,277, which represented 0.31% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

** See Note 8 in "Notes to Financial Statements."

 Includes $23,222,100 of securities loaned.

SUMMARY OF ABBREVIATIONS:

ADR-American Depositary Receipts

CVA-Dutch Certificate

GDR-Global Depositary Receipts

                             See accompanying notes



                          LVIP Templeton Growth Fund-5

LVIP TEMPLETON GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments at market (including $23,222,100 of securities loaned)............   $221,771,488
Short-term investments held as collateral for loaned securities at market.....     24,150,250
Foreign currencies at market..................................................        263,216
Cash..........................................................................     33,350,744
Subscriptions receivable......................................................        430,800
Dividends and reclaims receivable.............................................      1,153,095
Interest receivable...........................................................         39,086
DSC receivable................................................................          3,788
                                                                                 ------------

Total assets..................................................................    281,162,467
                                                                                 ------------

LIABILITIES:
Obligations to return securities lending collateral...........................     24,150,250
Payables for securities purchased.............................................     23,880,078
Liquidations payable..........................................................        797,745
Due to manager and affiliates.................................................        130,393
Other accrued expenses........................................................         21,448
                                                                                 ------------
Total liabilities.............................................................     48,979,914
                                                                                 ------------

TOTAL NET ASSETS..............................................................   $232,182,553
                                                                                 ============
Investments at cost...........................................................   $166,605,969
                                                                                 ============
Cost of short-term investments held as collateral for loaned securities.......   $ 24,150,250
                                                                                 ============
Foreign currencies at cost....................................................   $    248,624
                                                                                 ============




                             See accompanying notes



                          LVIP Templeton Growth Fund-6

LVIP TEMPLETON GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)










INVESTMENT INCOME:
Dividends............................   $ 3,741,272
Interest.............................        19,047
Securities lending income............        83,016
Foreign tax withheld.................      (254,420)
                                        -----------
                                          3,588,915
                                        -----------
EXPENSES:
Management fees......................       646,700
Accounting and administration
 expenses...........................         14,709
Custodian fees.......................        12,801
Reports and statements to
 shareholders.......................         12,796
Professional fees....................        10,757
Trustees' fees.......................         3,001
Distribution expenses-Service Class..         2,600
Other................................         5,785
                                        -----------
                                            709,149
Less expenses waived.................        (9,002)
Less waiver of distribution
 expenses-Service Class.............           (416)
                                        -----------
Total operating expenses.............       699,731
                                        -----------
NET INVESTMENT INCOME................     2,889,184
                                        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments........................      6,064,734
 Foreign currencies.................        (25,580)
                                        -----------
Net realized gain....................     6,039,154
Net change in unrealized
 appreciation/depreciation of
 investments and foreign
 currencies.........................      6,630,121
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN
 CURRENCIES.........................     12,669,275
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $15,558,459
                                        ===========




                             See accompanying notes


LVIP TEMPLETON GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS




                                 SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07         ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE IN NET ASSETS FROM
  OPERATIONS:
Net investment income........   $  2,889,184   $  2,917,112
Net realized gain on
 investments and foreign
 currencies.................       6,039,154      8,988,391
Net change in unrealized
 appreciation/depreciation
 of investments and foreign
 currencies.................       6,630,121     22,414,586
                                ------------   ------------
Net increase in net assets
 resulting from operations..      15,558,459     34,320,089
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --     (2,001,105)
Net realized gain on
 investments:
 Standard Class.............              --     (9,848,267)
                                ------------   ------------
                                          --    (11,849,372)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............       5,847,338     15,103,270
 Service Class..............      58,633,130             --
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --     11,849,372
                                ------------   ------------
                                  64,480,468     26,952,642
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............     (14,874,335)   (14,517,418)
 Service Class..............        (948,434)            --
                                ------------   ------------
                                 (15,822,769)   (14,517,418)
                                ------------   ------------
Increase in net assets
 derived from capital share
 transactions...............      48,657,699     12,435,224
                                ------------   ------------
NET INCREASE IN NET ASSETS...     64,216,158     34,905,941
NET ASSETS:
Beginning of period..........    167,966,395    133,060,454
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 $2,368,942 and $2,861,474,
 respectively)..............    $232,182,553   $167,966,395
                                ============   ============




                             See accompanying notes


                          LVIP Templeton Growth Fund-7

LVIP TEMPLETON GROWTH FUND
FINANCIAL HIGHLIGHTS(1)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                 LVIP TEMPLETON GROWTH FUND STANDARD CLASS
                                         SIX MONTHS
                                           ENDED
                                          6/30/072                                        YEAR ENDED
                                        (UNAUDITED)        12/31/06        12/31/05        12/31/04        12/31/03        12/31/02
                                        -----------        ------------------------------------------------------------------------


Net asset value, beginning of
 period.............................      $ 31.307         $ 27.119        $ 25.886        $ 22.084        $ 16.832        $ 20.422

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).............        0.541            0.566           0.440           0.390           0.290           0.240
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies.........................         2.379            6.074           1.762           3.668           5.301          (3.605)
                                          --------         --------        --------        --------        --------        --------
Total from investment operations.....        2.920            6.640           2.202           4.058           5.591          (3.365)
                                          --------         --------        --------        --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income................           --           (0.414)         (0.375)         (0.256)         (0.339)         (0.225)
Net realized gain on investments.....           --           (2.038)         (0.594)             --              --              --
                                          --------         --------        --------        --------        --------        --------
Total dividends and distributions....           --           (2.452)         (0.969)         (0.256)         (0.339)         (0.225)
                                          --------         --------        --------        --------        --------        --------

Net asset value, end of period.......     $ 34.227         $ 31.307        $ 27.119        $ 25.886        $ 22.084        $ 16.832
                                          ========         ========        ========        ========        ========        ========

Total return(4)......................        9.33%           26.13%           8.88%          18.56%          34.09%         (16.67%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)...........................      $174,294         $167,966        $133,060        $127,487        $115,062        $ 95,116
Ratio of expenses to average net
 assets.............................         0.81%            0.85%           0.86%           0.88%           0.89%           0.85%
Ratio of expenses to average net
 assets prior to fees waived........         0.82%            0.85%           0.86%           0.88%           0.89%           0.85%
Ratio of net investment income to
 average net assets.................         3.31%            2.00%           1.66%           1.62%           1.57%           1.24%
Ratio of net investment income to
 average net assets prior to fees
 waived.............................         3.30%            2.00%           1.66%           1.62%           1.57%           1.24%
Portfolio turnover...................          21%              19%             22%             24%             25%             10%



----------
(1) Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. World Growth Stock Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2007 and the year ended December 31, 2006.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes



                          LVIP Templeton Growth Fund-8

LVIP TEMPLETON GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                                     LVIP TEMPLETON GROWTH FUND
                                                            SERVICE CLASS
                                                        4/30/07(1) TO 6/30/07
                                                             (UNAUDITED)
                                                     --------------------------


Net asset value, beginning of period..............             $33.408

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)..........................               0.332
Net realized and unrealized gain on investments
 and foreign currencies..........................                0.474
                                                               -------
Total from investment operations..................               0.806
                                                               -------
Net asset value, end of period....................             $34.214
                                                               =======
Total return(3)...................................               2.41%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...........             $57,888
Ratio of expenses to average net assets...........               1.02%
Ratio of expenses to average net assets prior to
 fees waived.....................................                1.09%
Ratio of net investment income to average net
 assets..........................................                5.76%
Ratio of net investment income to average net
 assets prior to fees waived.....................                5.69%
Portfolio turnover................................               21%(4)



----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitations not been in effect.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                             See accompanying notes



                          LVIP Templeton Growth Fund-9

LVIP TEMPLETON GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Templeton Growth Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Service Class shares commenced operation on April 30, 2007.

Effective April 30, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. World Growth Stock Portfolio (the "JPVF Fund"). The shareholders of the JPVF Fund received shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the JPVF Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the JPVF Fund as of the date of the Reorganization. The JPVF Fund's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to April 30, 2007. For financial reporting purposes the JPVF Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

The Fund's investment objective is to provide long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN No. 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


                          LVIP Templeton Growth Fund-10

LVIP TEMPLETON GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA), formerly Jefferson Pilot Investment Advisory Corporation (JPIA), is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.75% on the first $200 million of the average daily net assets of the Fund, 0.65% on the next $300 million, and 0.60% on average daily net assets in excess of $500 million.

Effective April 30, 2007, LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 0.81% of average daily net assets. The agreement will continue at least through April 30, 2008, and renew automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Templeton Investment Counsel, LLC (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.50% of the first $200 million of the Fund's average daily net assets; 0.425% of the next $300 million; and 0.40% of the Fund's average daily net assets over $500 million.

Effective April 30, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2007, fees for these services amounted to $12,109. Prior to April 30, 2007, JPIA (the advisor of the JPVF
Fund) paid the accounting fees.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $1,462 and $1,138, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. Effective April 30, 2007, Lincoln Financial Distributors, Inc. has voluntarily agreed to waive 0.04% of average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA.........   $110,820
Accounting and Administration Fees
  Payable to DSC.......................     12,109
Administration Fees Payable to Lincoln
  Life.................................      1,462
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc..........      2,600


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $65,581,087 and sales of $17,767,532 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $191,272,768. At June 30, 2007, net unrealized appreciation was $54,648,970 of which $57,807,348 related to unrealized appreciation of investments and $3,158,378 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary

                          LVIP Templeton Growth Fund-11

LVIP TEMPLETON GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)


income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                            ENDED
                                           12/31/06
                                         -----------


Ordinary income.......................   $ 2,295,836
Long-term capital gain................     9,553,536
                                         -----------
Total.................................   $11,849,372
                                         ===========



In addition, the Fund declared an ordinary income consent dividend of $3,357,309 and long-term capital gain consent dividend of $9,042,856 for the year ended December 31, 2006. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $168,665,638
Undistributed ordinary income........      3,839,778
Undistributed long-term capital
  gain...............................      5,110,447
Unrealized appreciation of
  investments and foreign
  currencies.........................     54,566,690
                                        ------------
Net assets...........................   $232,182,553
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED      PAID-IN
    INCOME         GAIN (LOSS)      CAPITAL
--------------    ------------    -----------


 $(3,381,716)     $(9,018,449)    $12,400,165




6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                 SIX MONTHS           YEAR
                                    ENDED             ENDED
                                   6/30/07          12/31/06
                                 ----------         --------


Shares sold:
  Standard Class..............      178,956          531,157
  Service Class...............    1,719,657               --
Shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class..............           --          447,238
                                  ---------         --------
                                  1,898,613          978,395
                                  ---------         --------
Shares repurchased:
  Standard Class..............     (451,646)        (519,924)
  Service Class...............      (27,746)              --
                                  ---------         --------
                                   (479,392)        (519,924)
                                  ---------         --------
Net increase..................    1,419,221          458,471
                                  =========         ========






                          LVIP Templeton Growth Fund-12

LVIP TEMPLETON GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



7. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of June 30, 2007.

8. SECURITIES LENDING
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., repurchase agreements collateralized by such securities or money market funds and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $23,222,100, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Security Lending Collateral".

9. MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the "Act"), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to LIA the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                          LVIP Templeton Growth Fund-13

LVIP TEMPLETON GROWTH FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Templeton Growth Fund (formerly the World Growth Stock Portfolio, a series of Jefferson Pilot Variable Fund, Inc.) shareholders voted on the following proposals at the special meeting of shareholders on March 15, 2007. The resulting votes are presented below:


                                                        OUTSTANDING       TOTAL       PERCENT     PERCENT     PERCENT
                                                           SHARES         VOTED         FOR       AGAINST     ABSTAIN
                                                        -----------     ---------     -------     -------     -------


1. The approval of the reorganization of the Jefferson Pilot Variable Fund, Inc. World Growth
  Stock Portfolio into the LVIP Templeton Growth
  Fund, a series of Lincoln Variable Insurance
  Products Trust.

  LVIP Templeton Growth Fund.......................      5,367,368      5,367,368      91.62%       2.37%       6.01%

2. The approval of a new investment management agreement between the Lincoln Variable Insurance
  Products Trust and Lincoln Investment Advisory
  Corporation (formerly Jefferson Pilot Investment
  Advisory Corporation), a registered investment adviser and wholly-owned subsidiary of Lincoln
  National Corporation.

  LVIP Templeton Growth Fund.......................      5,367,368      5,367,368      92.38%       1.97%       5.65%



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                          LVIP Templeton Growth Fund-14

                                                UBS GLOBAL ASSET ALLOCATION FUND

                       (UBS GLOBAL ASSET MANAGEMENT LOGO)

                            LVIP UBS Global Asset
                              Allocation Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                           LVIP UBS GLOBAL ASSET ALLOCATION FUND


                                         (FORMERLY GLOBAL ASSET ALLOCATION FUND)

LVIP UBS GLOBAL ASSET ALLOCATION FUND

INDEX





DISCLOSURE OF FUND EXPENSES                                                1

SECTOR AND COUNTRY ALLOCATIONS                                             2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                   15

STATEMENTS OF CHANGES IN NET ASSETS                                       15

FINANCIAL HIGHLIGHTS                                                      16

NOTES TO FINANCIAL STATEMENTS                                             18

OTHER FUND INFORMATION                                                    23


LVIP UBS GLOBAL ASSET ALLOCATION FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,049.10       0.87%         $4.42
Service Class Shares    1,000.00     1,047.70       1.12%          5.69
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,020.48       0.87%         $4.36
Service Class Shares    1,000.00     1,019.24       1.12%          5.61
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                     LVIP UBS Global Asset Allocation Fund-1

LVIP UBS GLOBAL ASSET ALLOCATION FUND

SECTOR AND COUNTRY ALLOCATIONS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   65.11%
-------------------------------------------------------
Aerospace & Defense                             0.65%
Air Freight & Logistics                         0.88%
Airlines                                        0.25%
Auto Components                                 1.73%
Automobiles                                     0.87%
Beverages                                       1.02%
Biotechnology                                   1.32%
Building Products                               0.77%
Capital Markets                                 3.20%
Chemicals                                       0.48%
Commercial Banks                                5.89%
Commercial Services & Supplies                  0.25%
Communications Equipment                        0.72%
Computers & Peripherals                         0.62%
Construction & Engineering                      0.19%
Construction Materials                          0.22%
Consumer Finance                                0.08%
Diversified Consumer Services                   0.03%
Diversified Financial Services                  2.93%
Diversified Telecommunications
  Services                                      1.28%
Electric Utilities                              2.13%
Electrical Equipment                            0.13%
Electronic Equipment                            0.07%
Energy Equipment & Services                     1.82%
Food & Staples Retailing                        1.29%
Food Products                                   0.23%
Gas Utilities                                   0.06%
Health Care Equipment & Supplies                1.02%
Health Care Providers & Services                1.44%
Hotels, Restaurants & Leisure                   1.23%
Household Durables                              0.49%
Household Products                              0.07%
Industrial Conglomerates                        1.61%
Insurance                                       2.68%
Internet & Catalog Retail                       0.47%
Internet Software & Services                    0.96%
IT Services                                     0.06%
Machinery                                       1.75%
Media                                           2.45%
Metals & Mining                                 0.23%
Multiline Retail                                0.34%
Multi-Utilities                                 0.79%
Office Electronics                              0.17%
Oil, Gas & Consumable Fuels                     2.55%
Paper & Forest Products                         0.17%
Pharmaceuticals                                 5.21%
Real Estate Management & Development            0.14%
Road & Rail                                     1.24%
Semiconductors & Semiconductor
  Equipment                                     3.13%
Software                                        3.45%
Specialty Retail                                1.46%
Textiles, Apparel & Luxury Goods                0.30%
Thrift & Mortgage Finance                       0.42%
Tobacco                                         0.11%
Trading Company & Distributors                  0.30%
Wireless Telecommunication Services             1.76%
-------------------------------------------------------
PREFERRED STOCK                                 0.12%
-------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                 5.61%
-------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS                                   0.23%
-------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES               4.09%
-------------------------------------------------------
AGENCY OBLIGATIONS                              1.37%
-------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES           1.84%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                     1.73%
-------------------------------------------------------
CORPORATE BONDS                                 3.34%
-------------------------------------------------------
FOREIGN AGENCY                                  0.03%
-------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES              1.22%
-------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS                                   3.10%
-------------------------------------------------------
SOVEREIGN AGENCIES                              0.15%
-------------------------------------------------------
SOVEREIGN DEBT                                  7.28%
-------------------------------------------------------
SUPRANATIONAL BANK                              0.10%
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS                       4.84%
-------------------------------------------------------
EXCHANGE-TRADED FUND                            0.20%
-------------------------------------------------------
WARRANTS                                        0.00%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     100.36%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (0.36%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------






                                            PERCENTAGE
COUNTRY                                   OF NET ASSETS
-------------------------------------------------------

Australia                                       0.63%
Austria                                         0.51%
Belgium                                         0.42%
Canada                                          1.15%
Cayman Islands                                  0.14%
Denmark                                         0.09%
Egypt                                           0.10%
Finland                                         0.28%
France                                          2.53%
Germany                                         4.28%
Greece                                          0.13%
Hong Kong                                       0.20%
Ireland                                         0.49%
Italy                                           1.17%
Japan                                           3.91%
Luxembourg                                      0.30%
Netherlands                                     1.42%
Norway                                          0.23%
South Korea                                     0.08%
Spain                                           0.35%
Supranational                                   0.10%
Sweden                                          0.37%
Switzerland                                     1.66%
United Kingdom                                  4.02%
United States                                  75.80%
-------------------------------------------------------
TOTAL                                         100.36%
-------------------------------------------------------






                     LVIP UBS Global Asset Allocation Fund-2

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                         NUMBER OF         VALUE
                                          SHARES         (U.S. $)


     COMMON STOCK-65.11%
     AEROSPACE & DEFENSE-0.65%
     Boeing...................                2,000    $    192,320
     General Dynamics.........                5,300         414,566
     Northrop Grumman.........                9,100         708,617
     Precision Castparts......                1,300         157,768
     United Technologies......               10,500         744,765
                                                       ------------
                                                          2,218,036

                                                       ------------
     AIR FREIGHT & LOGISTICS-0.88%
     FedEx....................               23,700       2,629,989
     TNT (Netherlands)........                8,118         367,319
                                                       ------------
                                                          2,997,308

                                                       ------------
     AIRLINES-0.25%
     Qantas Airways
      (Australia)............               182,485         866,431
                                                       ------------
                                                            866,431

                                                       ------------
     AUTO COMPONENTS-1.73%
     Borg Warner..............               21,000       1,806,840
     Bridgestone (Japan)......               13,500         289,450
     Compagnie Generale des
      Etablissements Michelin
      Class B (France).......                 2,255         316,965
     Johnson Controls.........               27,000       3,125,791
     Magna International Class
      A (Canada).............                 2,200         201,314
     NOK (Japan)..............                7,200         152,034
                                                       ------------
                                                          5,892,394

                                                       ------------
     AUTOMOBILES-0.87%
     DaimlerChrysler
      (Germany)..............                 4,531         418,557
     Fiat (Italy).............               10,488         313,295
     Harley-Davidson..........               17,300       1,031,253
     Honda Motor (Japan)......               15,400         562,820
     Toyota Motor (Japan).....               10,100         639,812
                                                       ------------
                                                          2,965,737

                                                       ------------
     BEVERAGES-1.02%
     Anheuser-Busch...........               19,900       1,037,984
     Asahi Breweries (Japan)..               20,800         322,820
  +  Constellation Brands
      Class A................                48,200       1,170,296
  +  Cott (Canada)............                7,400         107,371
     Diageo (United Kingdom)..               29,899         623,217
     PepsiCo..................                3,300         214,005
                                                       ------------
                                                          3,475,693

                                                       ------------
     BIOTECHNOLOGY-1.32%
  +  Amgen....................                8,900         492,081
  +  Cephalon.................                8,000         643,120
  +  Genentech................                5,100         385,866
  +  Genzyme..................               39,300       2,530,920
  +  Millennium
      Pharmaceuticals........                42,600         450,282
                                                       ------------
                                                          4,502,269

                                                       ------------
     BUILDING PRODUCTS-0.77%
     Masco....................               92,000       2,619,240
                                                       ------------
                                                          2,619,240

                                                       ------------
     CAPITAL MARKETS-3.20%
     Credit Suisse Group
      (Switzerland)..........                15,129       1,081,926
     Goldman Sachs Group......                1,800         390,150
     Mellon Financial.........               71,200       3,132,800
     Merrill Lynch............                4,900         409,542
     Morgan Stanley...........               67,300       5,645,124
     Nomura Holdings (Japan)..               12,300         239,747
                                                       ------------
                                                         10,899,289

                                                       ------------
     CHEMICALS-0.48%
     Clariant (Switzerland)...                9,967         162,383
     Nitto Denko (Japan)......                7,500         378,868
     Praxair..................               10,200         734,299
     Shin-Etsu Chemical
      (Japan)................                 5,200         372,062
                                                       ------------
                                                          1,647,612

                                                       ------------
     COMMERCIAL BANKS-5.89%
     ABN AMRO Holding.........               32,568       1,500,951
     Alpha Bank (Greece)......                7,519         237,123
     Banco Santander Central
      Hispano (Spain)........                64,679       1,198,464
     Bank of Ireland
      (Ireland)..............                 1,555          31,444
     Bank of Ireland (United
      Kingdom)...............                28,117         569,704
     Bank of Yokohama
      (Japan)................                34,000         238,577
     Barclays (United
      Kingdom)...............                74,435       1,041,079
     City National............                9,000         684,810
     DEPFA Bank (Germany).....               16,180         285,352
     Deutsche Postbank
      (Germany)..............                 2,992         262,540
     Fifth Third Bancorp......               56,700       2,254,959
     IKB Deutsche
      Industriebank
      (Germany)..............                 4,549         166,857
     Intesa Sanpaolo (Italy)..              145,458       1,088,732
     KBC Grope (Belgium)......                4,863         658,339
     National Australia Bank
      (Australia)............                12,981         451,464
     National Bank of Greece
      (Greece)...............                 3,563         204,475
     PNC Financial Services
      Group..................                24,700       1,768,026
     Royal Bank of Scotland
      Group (United
      Kingdom)...............                74,216         944,124
     Sumitomo Mitsui Financial
      Group (Japan)..........                    63         588,403
     Sumitomo Trust & Banking
      (Japan)................                23,000         219,484
     Toronto-Dominion Bank
      (Canada)...............                 9,800         670,134
     UniCredito Italiano
      (Italy)................                50,000         448,685
     Wells Fargo..............              129,000       4,536,929
                                                       ------------
                                                         20,050,655

                                                       ------------


                     LVIP UBS Global Asset Allocation Fund-3

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         NUMBER OF         VALUE
                                          SHARES         (U.S. $)

     COMMON STOCK (CONTINUED)
     COMMERCIAL SERVICES & SUPPLIES-0.25%
     Experian Group (United
      Kingdom)...............                27,075    $    341,983
  +  Monster Worldwide........                9,300         382,230
     Rentokil Initial (United
      Kingdom)...............                36,682         118,410
                                                       ------------
                                                            842,623

                                                       ------------
     COMMUNICATIONS EQUIPMENT-0.72%
  +  Cisco Systems............               28,100         782,585
     Ericsson LM Class B
      (Sweden)...............               114,000         457,720
     Nokia (Finland)..........               13,718         386,386
     QUALCOMM.................               15,100         655,189
  +  Research in Motion
      (Canada)...............                   900         179,991
                                                       ------------
                                                          2,461,871

                                                       ------------
     COMPUTERS & PERIPHERALS-0.62%
  +  Apple....................                5,200         634,608
  +  Dell.....................               52,300       1,493,165
                                                       ------------
                                                          2,127,773

                                                       ------------
     CONSTRUCTION & ENGINEERING-0.19%
     Balfour Beatty (United
      Kingdom)...............                16,214         144,319
     Tesco (United Kingdom)...               58,179         488,931
                                                       ------------
                                                            633,250

                                                       ------------
     CONSTRUCTION MATERIALS-0.22%
     CRH (Ireland)............                7,977         395,490
     Holcim (Switzerland).....                3,243         352,589
                                                       ------------
                                                            748,079

                                                       ------------
     CONSUMER FINANCE-0.08%
     Aiful (Japan)............                5,000         143,751
     Takefuji (Japan).........                4,100         137,854
                                                       ------------
                                                            281,605

                                                       ------------
     DIVERSIFIED CONSUMER SERVICES-0.03%
  +  ITT Educational
      Services...............                   800          93,904
                                                       ------------
                                                             93,904

                                                       ------------
     DIVERSIFIED FINANCIAL SERVICES-2.93%
  +  Blackstone Group.........               14,738         431,381
     Citigroup................              120,500       6,180,445
  +  Contifinancial
      Liquidating Trust......               168,500           2,949
     ING Groep CVA
      (Netherlands)..........                13,991         620,938
     JPMorgan Chase...........               54,300       2,630,835
     Moody's..................                1,800         111,960
                                                       ------------
                                                          9,978,508

                                                       ------------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-1.28%
     AT&T.....................               56,500       2,344,749
     France Telecom (France)..               37,343       1,031,093
     Royal KPN (Netherlands)..               27,905         465,319
     Telekom Austria
      (Austria)..............                10,364         259,512
     Telenor (Norway).........               12,700         249,284
                                                       ------------
                                                          4,349,957

                                                       ------------
     ELECTRIC UTILITIES-2.13%
     American Electric Power..               28,400       1,279,136
     E.ON (Germany)...........                2,559         428,067
     Exelon...................               61,700       4,479,420
     Northeast Utilities......                4,800         136,128
     Pepco Holdings...........               22,200         626,040
     Scottish & Southern
      Energy (United
      Kingdom)...............                11,071         321,470
                                                       ------------
                                                          7,270,261

                                                       ------------
     ELECTRICAL EQUIPMENT-0.13%
     Rockwell Automation......                6,200         430,528
                                                       ------------
                                                            430,528

                                                       ------------
     ELECTRONIC EQUIPMENT-0.07%
     Hoya (Japan).............                7,300         242,484
                                                       ------------
                                                            242,484

                                                       ------------
     ENERGY EQUIPMENT & SERVICES-1.82%
     Baker Hughes.............                4,400         370,172
     ENSCO International......               25,100       1,531,351
     GlobalSantaFe............               24,500       1,770,125
     Halliburton..............               47,500       1,638,750
     Schlumberger.............                6,200         526,628
  +  Weatherford
      International..........                 6,300         348,012
                                                       ------------
                                                          6,185,038

                                                       ------------
     FOOD & STAPLES RETAILING-1.29%
     Aeon (Japan).............               14,200         264,095
     Costco Wholesale.........               35,200       2,059,904
     Metro (Germany)..........                4,126         341,774
     Sysco....................               52,800       1,741,872
                                                       ------------
                                                          4,407,645

                                                       ------------
     FOOD PRODUCTS-0.23%
  +  Aurora Foods.............                  708               6
     Cadbury Schweppes (United
      Kingdom)...............                21,779         297,394
     Nestle (Switzerland).....                1,315         501,691
                                                       ------------
                                                            799,091

                                                       ------------
     GAS UTILITIES-0.06%
     Tokyo Gas (Japan)........               41,000         194,461
                                                       ------------
                                                            194,461

                                                       ------------
     HEALTH CARE EQUIPMENT & SUPPLIES-1.02%
     Alcon....................                2,700         364,257
     Bard (C.R.)..............                5,800         479,254
     Baxter International.....               10,700         602,838
     Becton Dickinson.........                3,400         253,300
  +  Hologic..................                2,300         127,213
     Medtronic................               27,300       1,415,778
     Straumann Holding
      (Switzerland)..........                   841         236,853
                                                       ------------
                                                          3,479,493

                                                       ------------
     HEALTH CARE PROVIDERS & SERVICES-1.44%
  +  Express Scripts Class A..                5,700         285,057
  +  Laboratory Corporation of
      America Holdings.......                 4,500         352,170

                     LVIP UBS Global Asset Allocation Fund-4

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         NUMBER OF         VALUE
                                          SHARES         (U.S. $)

     COMMON STOCK (CONTINUED)
     HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
  +  Medco Health Solutions...               24,700    $  1,926,353
     Quest Diagnostics........                9,800         506,170
     UnitedHealth Group.......               35,800       1,830,812
                                                       ------------
                                                          4,900,562

                                                       ------------
     HOTELS, RESTAURANTS & LEISURE-1.23%
     Carnival.................               46,400       2,262,928
     Carnival (United
      Kingdom)...............                 6,832         327,343
     International Game
      Technology.............                11,500         456,550
  +  Las Vegas Sands..........                5,200         397,228
  +  Starbucks................                9,600         251,904
  +  Wynn Resorts.............                5,400         484,326
                                                       ------------
                                                          4,180,279

                                                       ------------
     HOUSEHOLD DURABLES-0.49%
     Fortune Brands...........               16,000       1,317,920
     Funai Electric (Japan)...                1,700          99,269
     Philips Electronics
      (Netherlands)..........                 5,810         248,183
                                                       ------------
                                                          1,665,372

                                                       ------------
     HOUSEHOLD PRODUCTS-0.07%
     Procter & Gamble.........                4,100         250,879
                                                       ------------
                                                            250,879

                                                       ------------
     INDUSTRIAL CONGLOMERATES-1.61%
     General Electric.........              113,100       4,329,468
     Siemens (Germany)........                8,040       1,154,051
                                                       ------------
                                                          5,483,519

                                                       ------------
     INSURANCE-2.68%
     AFLAC....................               17,200         884,080
     Allianz (Germany)........                5,511       1,287,447
     Allstate.................               22,300       1,371,673
     American International
      Group..................                 4,800         336,144
     AXA (France).............               22,357         968,629
     Hartford Financial
      Services Group.........                15,400       1,517,053
     Irish Life & Permanent
      (Ireland)..............                 3,004          75,992
     Manulife Financial
      (Canada)...............                 7,400         276,693
     Mitsui Sumitomo Insurance
      (Japan)................                40,000         513,929
     Muenchener
      Rueckversicherungs
      (Germany)..............                   867         159,242
     Prudential (United
      Kingdom)...............                52,368         750,318
     QBE Insurance Group
      (Australia)............                27,714         733,116
     Sompo Japan Insurance
      (Japan)................                21,500         263,490
                                                       ------------
                                                          9,137,806

                                                       ------------
     INTERNET & CATALOG RETAIL-0.47%
  +  Amazon.com...............               22,100       1,511,861
     Home Retail Group (United
      Kingdom)...............                11,099         102,301
                                                       ------------
                                                          1,614,162

                                                       ------------
     INTERNET SOFTWARE & SERVICES-0.96%
  +  eBay.....................               16,300         524,534
  +  Google Class A...........                2,400       1,256,112
  +  Yahoo....................               54,500       1,478,585
                                                       ------------
                                                          3,259,231

                                                       ------------
     IT SERVICES-0.06%
     Automatic Data
      Processing.............                 4,100         198,727
                                                       ------------
                                                            198,727

                                                       ------------
     MACHINERY-1.75%
     Illinois Tool Works......               53,200       2,882,908
     Kubota (Japan)...........               35,000         284,253
     MAN (Germany)............                2,365         338,989
     NTN (Japan)..............               20,000         172,663
     PACCAR...................               17,800       1,549,312
     Sandvik (Sweden).........               24,800         504,035
     SMC (Japan)..............                1,800         239,747
                                                       ------------
                                                          5,971,907

                                                       ------------
     MEDIA-2.45%
     British Sky Broadcasting
      (United Kingdom).......                23,935         308,089
  +  R. H. Donnelley..........               18,648       1,413,145
     McGraw-Hill..............               21,800       1,484,144
     News Class A.............               72,100       1,529,241
     Omnicom Group............               32,200       1,704,024
     Reed Elsevier
      (Netherlands)..........                19,379         370,885
  +  Viacom Class B...........               29,500       1,228,085
     WPP Group (United
      Kingdom)...............                20,388         306,240
                                                       ------------
                                                          8,343,853

                                                       ------------
     METALS & MINING-0.23%
     Alcan (Canada)...........                5,100         415,945
     RioTinto (United
      Kingdom)...............                 5,017         385,758
                                                       ------------
                                                            801,703

                                                       ------------
     MULTILINE RETAIL-0.34%
     Target...................               18,200       1,157,520
                                                       ------------
                                                          1,157,520

                                                       ------------
     MULTI-UTILITIES-0.79%
     Dominion Resources.......                4,500         388,395
     NiSource.................               33,900         702,069
     Sempra Energy............               26,900       1,593,287
                                                       ------------
                                                          2,683,751

                                                       ------------
     OFFICE ELECTRONICS-0.17%
     Canon (Japan)............                9,700         569,569
                                                       ------------
                                                            569,569

                                                       ------------
     OIL, GAS & CONSUMABLE FUELS-2.55%
     Apache...................                2,500         203,975
     BP (United Kingdom)......              154,047       1,865,331
     Chevron..................               11,500         968,760
     EOG Resources............               17,100       1,249,326
     Exxon Mobil..............               15,300       1,283,364
     Peabody Energy...........                2,100         101,598

                     LVIP UBS Global Asset Allocation Fund-5

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         NUMBER OF         VALUE
                                          SHARES         (U.S. $)

     COMMON STOCK (CONTINUED)
     OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     Range Resources..........                5,100    $    190,791
  +  Southwestern Energy......                5,000         222,500
     Statoil (Norway).........               17,600         547,668
     Total (France)...........               19,443       1,585,808
     XTO Energy...............                7,700         462,770
                                                       ------------
                                                          8,681,891

                                                       ------------
     PAPER & FOREST PRODUCTS-0.17%
     Stora Enso (Finland).....               29,885         565,482
                                                       ------------
                                                            565,482

                                                       ------------
     PHARMACEUTICALS-5.21%
     Abbott Laboratories......                2,900         155,295
     Allergan.................               68,400       3,942,577
     AstraZeneca (United
      Kingdom)...............                 6,954         374,523
     Bristol-Myers Squibb.....               53,700       1,694,772
     GlaxoSmithKline (United
      Kingdom)...............                10,637         278,750
     Johnson & Johnson........               32,000       1,971,840
     Merck....................               50,200       2,499,960
     Novartis (Switzerland)...               21,827       1,233,012
     Novo Nordisk Class B
      (Denmark)..............                 2,850         311,002
     Roche Holding
      ((Switzerland).........                 8,021       1,427,619
     Sanofi-Aventis (France)..                2,266         184,329
     Wyeth....................               64,100       3,675,494
                                                       ------------
                                                         17,749,173

                                                       ------------
     REAL ESTATE MANAGEMENT & DEVELOPMENT-0.14%
     Mitsui Fudosan (Japan)...                9,000         252,904
     Sun Hung Kai Properties
      (Hong Kong)............                19,000         228,655
                                                       ------------
                                                            481,559

                                                       ------------
     ROAD & RAIL-1.24%
     Burlington Northern Santa
      Fe.....................                38,600       3,286,404
     Canadian Pacific Railway
      (Canada)...............                 8,500         586,903
     East Japan Railway
      (Japan)................                    44         339,479
                                                       ------------
                                                          4,212,786

                                                       ------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.13%
     Analog Devices...........               68,700       2,585,868
  +  ASML Holding
      (Netherlands)..........                15,911         441,479
  +  Broadcom Class A.........                8,000         234,000
     Intel....................              158,900       3,775,463
     Linear Technology........               31,300       1,132,434
     Microchip Technology.....                4,100         151,864
     Rohm (Japan).............                4,000         355,722
     STMicrolectronics
      (France)...............                15,541         301,849
     Texas Instruments........                6,100         229,543
     Xilinx...................               54,600       1,461,642
                                                       ------------
                                                         10,669,864

                                                       ------------
     SOFTWARE-3.45%
  +  Adobe Systems............                9,400         377,410
  +  BEA Systems..............               69,500         951,455
  +  Citrix Systems...........               32,700       1,101,009
  +  Intuit...................               34,500       1,037,760
  +  McAfee...................                4,400         154,880
     Microsoft................              174,800       5,151,356
  +  Red Hat..................               26,200         583,736
     SAP (Germany)............                7,835         401,493
  +  Symantec.................               99,506       2,010,021
                                                       ------------
                                                         11,769,120

                                                       ------------
     SPECIALTY RETAIL-1.46%
     Abercrombie & Fitch Class
      A......................                 4,800         350,304
     Best Buy.................                4,800         224,016
  +  Chico's FAS..............               35,800         871,372
     Esprit Holdings (Hong
      Kong)..................                26,500         336,198
     Fast Retailing (Japan)...                1,900         135,329
     Home Depot...............               51,800       2,038,330
  +  J. Crew Group............                2,400         129,816
     Kesa Electricals (United
      Kingdom)...............                34,954         221,102
     Kingfisher (United
      Kingdom)...............                75,780         345,054
     Yamada Denki (Japan).....                3,030         316,953
                                                       ------------
                                                          4,968,474

                                                       ------------

     TEXTILES, APPAREL & LUXURY GOODS-0.30%
  +  Coach....................               18,600         881,454
     Yue Yuen Industrial
      Holdings (Hong Kong)...                41,500         128,706
                                                       ------------
                                                          1,010,160

                                                       ------------
     THRIFT & MORTGAGE FINANCE-0.42%
     Freddie Mac..............               23,900       1,450,730
                                                       ------------
                                                          1,450,730

                                                       ------------
     TOBACCO-0.11%
     Japan Tobacco (Japan)....                   75         370,340
                                                       ------------
                                                            370,340

                                                       ------------
     TRADING COMPANY & DISTRIBUTORS-0.30%
     Mitsubishi (Japan).......               20,000         524,649
     Wolseley (United
      Kingdom)...............                20,275         489,792
                                                       ------------
                                                          1,014,441

                                                       ------------
     WIRELESS TELECOMMUNICATION SERVICES-1.76%
     KDDI (Japan).............                   33         244,692
     NTT DoCoMo (Japan).......                  184         291,399
     Sprint Nextel............              172,124       3,564,688
  +  USA Mobility.............                    4             107
     Vodafone (United
      Kingdom)...............               559,621       1,884,571
                                                       ------------
                                                          5,985,457
                                                       ------------
     TOTAL COMMON STOCK (COST
      $170,780,444)..........                           221,809,552


                                                       ------------


                     LVIP UBS Global Asset Allocation Fund-6

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         NUMBER OF         VALUE
                                          SHARES         (U.S. $)

     PREFERRED STOCK-0.12%
     Henkel KGAA 6.92%........                7,593    $    401,116
     World Access Series D....                    8              --
                                                       ------------
     TOTAL PREFERRED STOCK
      (COST $390,360)........                               401,116
                                                       ------------
     AFFILIATED INVESTMENT COMPANIES-5.61%
     UBS Emerging Markets
      Equity Relationship
      Fund...................               487,732      16,200,705
     UBS High Yield
      Relationship Fund......               133,232       2,904,062
                                                       ------------
     TOTAL AFFILIATED
      INVESTMENT COMPANIES
      (COST $9,610,475)......                            19,104,767
                                                       ------------



                                         PRINCIPAL
                                      AMOUNT DEGREES

     AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.23%
     Fannie Mae Grantor Trust
      Series 2001-T7 A1
      7.50% 2/25/41..........                   134             137
      Series 2002-T19 A1
      6.50% 7/25/42..........               411,085         416,876
  -  Fannie Whole Loan Series
      2004-W1 3A
      6.12% 1/25/43..........               330,281         331,829
     Freddie Mac Series 2426-
      GH
      6.00% 8/15/30..........                48,193          48,307
                                                       ------------
     TOTAL AGENCY
      COLLATERALIZED MORTGAGE
      OBLIGATIONS (COST
      $809,527)..............                               797,149
                                                       ------------
     AGENCY MORTGAGE-BACKED SECURITIES-4.09%
     Fannie Mae
      6.00% 12/1/36...........            1,218,811       1,201,371
      7.00% 1/1/34............               60,563          62,098
  -  Fannie Mae ARM
      4.631% 2/1/34...........              354,264         353,706
      4.884% 5/1/35...........              563,190         561,066
      4.914% 2/1/35...........              648,549         644,248
      5.003% 6/1/35...........              393,093         392,178
     Fannie Mae S.F. 15 yr
      5.50% 11/1/16...........              397,938         393,601
      5.50% 3/1/20............              678,747         671,182
     Fannie Mae S.F. 20 yr
      5.50% 12/1/23...........              378,901         370,460
      5.50% 4/1/24............              629,624         615,185
     Fannie Mae S.F. 30 yr
      5.50% 6/1/33............              788,449         764,007
      5.50% 7/1/33............              816,905         791,493
      6.00% 1/1/33............              793,647         791,700
      6.55% 1/1/36............            1,390,454       1,413,593
  -  Freddie Mac ARM
      5.275% 5/1/37..........               641,953         635,591
                                         PRINCIPAL         VALUE
                                      AMOUNT DEGREES     (U.S. $)

     Freddie Mac S.F. 15 yr
      5.50% 12/1/18...........              281,819         278,580
      5.50% 5/1/20............              681,916         672,165
     Freddie Mac S.F. 20 yr
      5.50% 5/1/23...........               815,036         797,788
     Freddie Mac S.F. 30 yr
      5.50% 3/1/37............            1,340,212       1,292,621
      6.50% 11/1/28...........              607,573         620,688
     GNMA I S.F. 30 yr
      6.00% 7/15/29..........               550,210         549,444
  -  GNMA II ARM
      6.125% 12/20/29........                70,210          71,083
                                                       ------------
     TOTAL AGENCY MORTGAGE-
      BACKED SECURITIES (COST
      $14,242,697)...........                            13,943,848
                                                       ------------

     AGENCY OBLIGATIONS-1.37%
     Fannie Mae
      4.25% 8/15/10...........              640,000         623,115
      6.07% 5/12/16...........              460,000         461,261
      6.25% 2/1/11............              535,000         553,383
      6.625% 11/15/30.........              320,000         361,752
     Federal Home Loan Bank
      5.50% 8/13/14..........             1,775,000       1,789,770
     Freddie Mac
      5.375% 12/27/11.........              550,000         548,135
      5.75% 6/27/16...........              320,000         322,791
                                                       ------------
     TOTAL AGENCY OBLIGATIONS
      (COST $4,665,408)......                             4,660,207
                                                       ------------

     COMMERCIAL MORTGAGE-BACKED SECURITIES-1.84%
     Bank of America
      Commercial Mortgage
      Series 2006-6 A2
      5.309% 10/10/45........             1,000,000         987,387
      Series 2006-6 A4
      5.356% 10/10/45........               325,000         313,509
  -  First Union Commercial
      Mortgage Securities
      Series 1997-C2 A3
      5.865% 11/18/29........                40,776          40,743
 -#  Goldman Sachs Mortgage
      Securities II 144A
      Series 2006-CC1 A
      5.520% 3/21/46.........               723,909         696,285
      Series 2006-RR2 A1
      5.812% 6/23/46.........               725,000         710,993
     JPMorgan Chase Commercial
      Mortgage Securities
     -Series 2005-LDP5 A4
      5.345% 12/15/44........             1,450,000       1,400,756
      Series 2006-LDP8 A3B
      5.447% 5/15/45.........               650,000         639,257

                     LVIP UBS Global Asset Allocation Fund-7

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL         VALUE
                                      AMOUNT DEGREES     (U.S. $)

     COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
  #  Mach One Trust Commercial
      Mortgage
      Series 2004-1 A1 144A
      3.89% 5/28/40..........               134,015    $    132,710
  -  Merrill Lynch Mortgage
      Trust
      Series 2005-LC1 A4
      5.291% 1/12/44.........               575,000         554,640
     Morgan Stanley Dean
      Witter Capital I
      Series 2000-LIFE A2
      7.57% 11/15/36.........               262,472         272,648
     PNC Mortgage Acceptance
      Series 2000-C1 A2
      7.61% 2/15/10..........               499,961         518,402
                                                       ------------
     TOTAL COMMERCIAL
      MORTGAGE-BACKED
      SECURITIES (COST
      $6,393,359)............                             6,267,330
                                                       ------------

 =/  DISCOUNTED COMMERCIAL PAPER-1.73%
     Alpine Securitization
      5.36% 7/2/07...........             1,920,000       1,919,714
     Atlantis One Funding
      5.30% 7/25/07..........             2,000,000       1,992,933
     Dorada Finance
      5.30% 7/25/07..........             2,000,000       1,992,934
                                                       ------------
     TOTAL DISCOUNTED
      COMMERCIAL PAPER (COST
      $5,905,581)............                             5,905,581
                                                       ------------

     CORPORATE BONDS-3.34%
     AUTOMOBILES-0.12%
     DaimlerChrysler
      4.05% 6/4/08...........               415,000         409,268
                                                       ------------
                                                            409,268

                                                       ------------
     BEVERAGES-0.03%
     Coors Brewing
      6.375% 5/15/12.........                25,000          25,626
  #  SABMiller 144A (United
      Kingdom)
     6.50% 7/1/16.............               70,000          72,036
                                                       ------------
                                                             97,662

                                                       ------------
     CAPITAL MARKETS-0.28%
     Credit Suisse First
      Boston USA
      6.50% 1/15/12..........               120,000         124,414
     Goldman Sachs Group
      6.875% 1/15/11.........               235,000         244,627
     Lehman Brothers Holdings
      5.25% 2/6/12...........               160,000         157,427
     Morgan Stanley Dean
      Witter
      6.75% 4/15/11..........               425,000         441,016
                                                       ------------
                                                            967,484

                                                       ------------
     CHEMICALS-0.04%
     ICI Wilmington
      4.375% 12/1/08.........               125,000         122,935
                                                       ------------
                                                            122,935

                                                       ------------
     COMMERCIAL BANKS-0.58%
     Abbey National
      7.95% 10/26/29.........                30,000          36,138
     Bank One
      7.875% 8/1/10..........               145,000         154,936
     KFW (Germany)
      4.75% 12/7/10..........    GBP        110,000         211,676
     Lloyds TSB Group (United
      Kingdom)
      6.625% 3/30/15.........    GBP        160,000         328,050
     Rentenbank (Germany)
      6.00% 9/15/09..........    AUD        320,000         267,039
     Royal Bank Scotland Group
      (United Kingdom)
      9.118% 3/31/49..........               40,000          43,513
      9.625% 6/22/15..........   GBP        130,000         314,913
     US Bank
      6.375% 8/1/11..........                50,000          51,553
     Wachovia
      7.80% 8/18/10..........               120,000         127,466
     Wells Fargo
      6.375% 8/1/11..........               175,000         180,631
     Wells Fargo Bank
      5.95% 8/26/36..........               250,000         245,960
                                                       ------------
                                                          1,961,875

                                                       ------------
     COMMERCIAL SERVICES & SUPPLIES-0.01%
     Waste Management
      7.375% 8/1/10..........                40,000          41,937
                                                       ------------
                                                             41,937

                                                       ------------
     CONSUMER FINANCE-0.49%
     Capital One Financial
      5.50% 6/1/15...........               165,000         159,520
     Ford Motor Credit
      5.80% 1/12/09..........             1,070,000       1,047,743
     GMAC
      6.875% 9/15/11.........               185,000         182,139
     HSBC Finance
      6.75% 5/15/11..........               125,000         129,863
     International Lease
      Finance
      3.50% 4/1/09...........               150,000         145,359
                                                       ------------
                                                          1,664,624

                                                       ------------
     DIVERSIFIED FINANCIAL SERVICES-0.42%
     Bank of America
      5.42% 3/15/17..........               100,000          96,044
     Citigroup
      5.00% 9/15/14...........              230,000         219,115
      5.50% 11/18/15..........   GBP        115,000         220,578
      5.625% 8/27/12..........              290,000         290,382

                     LVIP UBS Global Asset Allocation Fund-8

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL         VALUE
                                      AMOUNT DEGREES     (U.S. $)

     CORPORATE BONDS (CONTINUED)
     DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
     General Electric Capital
      6.00% 6/15/12...........              400,000    $    407,567
      6.75% 3/15/32...........              100,000         108,835
     JPMorgan Chase
      6.75% 2/1/11...........                75,000          77,983
                                                       ------------
                                                          1,420,504

                                                       ------------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-0.17%
     AT&T
      8.00% 11/15/31.........                60,000          71,524
     AT&T Wireless Services
      8.75% 3/1/31...........                55,000          68,757
     Bellsouth
      6.55% 6/15/34..........                45,000          45,066
     Telecom Italia Capital
      (Luxembourg)
      5.25% 11/15/13.........               290,000         276,700
     Verizon New York
      6.875% 4/1/12..........               105,000         109,584
                                                       ------------
                                                            571,631

                                                       ------------
     ELECTRIC UTILITIES-0.03%
     Pacific Gas & Electric
      6.05% 3/1/34...........                60,000          58,310
     PPL Capital Funding
      4.33% 3/1/09...........                50,000          49,023
                                                       ------------
                                                            107,333

                                                       ------------
     FOOD & STAPLES RETAILING-0.04%
     CVS Caremark
      5.75% 6/1/17...........               130,000         125,660
                                                       ------------
                                                            125,660

                                                       ------------
     FOOD PRODUCTS-0.00%
     ConAgra Foods
      6.75% 9/15/11..........                 2,000           2,079
                                                       ------------
                                                              2,079

                                                       ------------
     HOUSEHOLD DURABLES-0.05%
     Fortune Brands
      5.375% 1/15/16.........               200,000         185,999
                                                       ------------
                                                            185,999

                                                       ------------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.08%
     Exelon Generation
      5.35% 1/15/14..........                95,000          91,159
     PSEG Power
      6.95% 6/1/12...........               160,000         167,643
                                                       ------------
                                                            258,802

                                                       ------------
     INSURANCE-0.03%
     Metlife
      5.00% 11/24/13.........               100,000          96,272
                                                       ------------
                                                             96,272

                                                       ------------
     IT SERVICES-0.01%
     Computer Sciences
      3.50% 4/15/08..........                50,000          49,233
                                                       ------------
                                                             49,233

                                                       ------------
     MACHINERY-0.02%
     John Deere Capital
      7.00% 3/15/12..........                50,000          52,917
                                                       ------------
                                                             52,917

                                                       ------------
     MEDIA-0.15%
     AOL Time Warner
      6.875% 5/1/12..........               145,000         151,429
     Comcast Cable
      Communications
      6.75% 1/30/11..........               340,000         352,196
                                                       ------------
                                                            503,625

                                                       ------------
     MULTI-UTILITIES-0.07%
     Dominion Resources
      5.95% 6/15/35..........               110,000         103,481
  #  Midamerican Energy
      Holdings 144A
      5.95% 5/15/37..........               100,000          94,564
     Xcel Energy
      7.00% 12/1/10..........                55,000          57,397
                                                       ------------
                                                            255,442

                                                       ------------
     OIL, GAS & CONSUMABLE FUELS-0.15%
     Anadarko Finance
      6.75% 5/1/11...........                50,000          51,668
     Devon Energy
      6.875% 9/30/11.........               150,000         156,733
     Duke Capital
      5.668% 8/15/14.........                65,000          62,786
     Kinder Morgan Energy
      Partners
      5.125% 11/15/14.........              110,000         103,907
      5.80% 3/15/35...........              175,000         155,964
                                                       ------------
                                                            531,058

                                                       ------------
     PAPER & FOREST PRODUCTS-0.05%
     Weyerhaeuser
      6.75% 3/15/12..........               155,000         160,532
                                                       ------------
                                                            160,532

                                                       ------------
     PERSONAL PRODUCTS-0.02%
     Avon Products
      7.15% 11/15/09.........                75,000          77,811
                                                       ------------
                                                             77,811

                                                       ------------
     PHARMACEUTICALS-0.12%
     Allergan
      5.75% 4/1/16...........               175,000         174,330
     Bristol-Myers Squibb
      5.875% 11/15/36........               130,000         123,052
     Teva Pharmaceuticals
      5.55% 2/1/16...........                65,000          62,386

                     LVIP UBS Global Asset Allocation Fund-9

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL         VALUE
                                      AMOUNT DEGREES     (U.S. $)

     CORPORATE BONDS (CONTINUED)
     PHARMACEUTICALS (CONTINUED)
     Wyeth
      5.50% 3/15/13..........                40,000    $     39,630
                                                       ------------
                                                            399,398

                                                       ------------
     REAL ESTATE INVESTMENT TRUSTS-0.04%
     Prologis
      5.625% 11/15/15........               135,000         132,299
                                                       ------------
                                                            132,299

                                                       ------------
     ROAD & RAIL-0.02%
  #  Erac USA Finance 144A
      8.00% 1/15/11..........                50,000          53,402
                                                       ------------
                                                             53,402

                                                       ------------
     THRIFT & MORTGAGE FINANCE-0.26%
     Countrywide Home Loans
      3.25% 5/21/08..........                85,000          83,325
     Residential Capital
      6.125% 11/21/08.........              185,000         183,371
      6.375% 6/30/10..........              280,000         276,571
     Washington Mutual
      5.50% 1/15/13..........               365,000         357,115
                                                       ------------
                                                            900,382

                                                       ------------
     WIRELESS TELECOMMUNICATION SERVICES-0.06%
     Sprint Capital
      8.75% 3/15/32..........               200,000         225,233
                                                       ------------
                                                            225,233
                                                       ------------
     TOTAL CORPORATE BONDS
      (COST $11,471,428).....                            11,375,397

                                                       ------------
     FOREIGN AGENCY-0.03%
     Pemex Project Funding
      Trust
      8.00% 11/15/11.........                80,000          87,000
                                                       ------------
     TOTAL FOREIGN AGENCY
      (COST $87,647).........                                87,000
                                                       ------------

     NON-AGENCY ASSET-BACKED SECURITIES-1.22%
  -  American Express Credit
      Account Master Trust
      Series 2007-3 B
      5.41% 10/15/12.........             1,000,000         999,991
  -  Capital One Multi-Asset
      Execution Trust
      Series 2007-C2 C2
      5.62% 11/17/14.........             1,000,000         999,987
     Conseco Finance
      Securitizations Series
      2000-5 A5
      7.70% 2/1/32...........               372,702         372,338
 -#  Countrywide Asset-Backed
      Certificates
      Series 2004-SD1 A1 144A
      5.66% 6/25/33..........                12,891          12,927
 -#  Fieldstone Mortgage
      Investment Series 2006-
      S1 A 144A
      5.54% 1/25/37..........               160,294         157,589
  #  G-Force CDO
      Series 2006-1A A3 144A
      5.60% 9/27/46..........               475,000         462,061
     Lehman XS Trust
      Series 2005-8 2A3
      6.00% 12/25/35.........             1,000,000         965,674
  -  SACO I
      Series 2006-5 2A1
      5.47% 5/25/36..........               184,414         184,380
                                                       ------------
     TOTAL NON-AGENCY ASSET-
      BACKED SECURITIES (COST
      $4,172,619)............                             4,154,947
                                                       ------------


     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-3.10%
  -  Bank of America Series
      2007-C 1A4
      5.763% 5/20/36..........              975,000         956,947
     Countrywide Alternative
      Loan Trust
      Series 2006-5T2 A3
      6.00% 4/25/36..........               475,148         475,775
     Credit Suisse Mortgage
      Capital Certificates
      Series 2006-4 8A1
      7.00% 5/25/36..........               372,734         377,557
     First Horizon Asset
      Securities Series 2007-
      AR2 1A1
      5.865% 8/25/37.........               700,000         699,125
  -  Granite Mortgages
      Series 2003-1 1C
      6.808% 1/20/43.........               750,000         757,107
     GSR Mortgage Loan Trust
      Series 2005-4F 3A1
      6.50% 4/25/20..........               287,141         293,063
  -  Indymac Index Mortgage
      Loan Trust
      Series 2005-AR27 3A3
      5.580% 12/25/35........             1,075,000       1,067,291
     JP Morgan Alternative
      Loan Trust
     -Series 2006-A4 A7
      6.30% 9/25/36..........               700,000         699,079
      Series 2006-S1 1A19
      6.50% 3/25/36..........               468,153         471,860
  -  Merrill Lynch Credit
      Corporation Mortgage
      Investors Loan Trust
      Series 2006-2 4A
      5.798% 5/25/36.........             1,185,399       1,178,986
     Morgan Stanley Mortgage
      Loan Trust
      Series 2006-7 4A4
      6.00% 6/25/36..........               305,183         305,441

                    LVIP UBS Global Asset Allocation Fund-10

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL         VALUE
                                      AMOUNT DEGREES     (U.S. $)

     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 -#  Paragon Mortgages
      Series 7A B1A 144A
      6.11% 5/15/43..........               170,000    $    170,199
     Residential Accredit
      Loans Series 2007-QS6
      A29
      6.00% 4/25/37..........             1,235,182       1,233,633
     Residential Asset
      Securitization Trust
      Series 2006-A2 A11
      6.00% 3/25/36..........               625,000         610,003
     Washington Mutual
      Alternative Mortgage
      Pass Through
      Certificates
      Series 2006-5 1A3
      6.229% 7/25/36.........               439,476         438,710
  -  Washington Mutual
      Mortgage Trust Pass
      Through Certificates
      Series 2002-AR17 1A
      6.229% 11/25/42........               360,768         360,879
     Wells Fargo Mortgage
      Backed Securities Trust
      Series 2006-10 A19
      6.00% 8/25/36..........               473,493         468,849
                                                       ------------
     TOTAL NON-AGENCY
      COLLATERALIZED MORTGAGE
      OBLIGATIONS (COST
      $10,638,399)...........                            10,564,504
                                                       ------------

     SOVEREIGN AGENCIES-0.15%
     Development Bank of Japan
      1.70% 9/20/22..........    JPY     22,000,000         171,399
     Egypt Government AID
      4.45% 9/15/15..........               350,000         328,737
                                                       ------------
     TOTAL SOVEREIGN AGENCIES
      (COST $517,516)........                               500,136
                                                       ------------

     SOVEREIGN DEBT-7.28%
     AUSTRALIA-0.03%
     Australia Government
      5.75% 6/15/11..........    AUD        130,000         107,651
                                                       ------------
                                                            107,651

                                                       ------------
     AUSTRIA-0.44%
     Republic of Austria
      5.00% 1/15/08...........   EUR        590,000         801,405
      5.25% 1/4/11............   EUR        490,000         678,039
                                                       ------------
                                                          1,479,444

                                                       ------------
     BELGIUM-0.23%
     Kingdom of Belgium
      5.00% 9/28/11...........   EUR        150,000         206,453
      5.75% 3/28/08...........   EUR        410,000         560,309
                                                       ------------
                                                            766,762

                                                       ------------
     CANADA-0.27%
     Government of Canada
      6.00% 6/1/11...........    CAD        940,000         927,005
                                                       ------------
                                                            927,005

                                                       ------------
     FRANCE-1.33%
     French Treasury Notes
      3.00% 7/12/08...........   EUR        470,000         627,066
      3.50% 7/12/09...........   EUR        449,000         596,310
     Government of France
      3.75% 4/25/21...........   EUR        465,000         569,506
      4.75% 4/25/35...........   EUR        500,000         677,023
      5.50% 4/25/10...........   EUR        605,000         839,464
      5.50% 4/25/29...........   EUR        810,000       1,206,974
                                                       ------------
                                                          4,516,343

                                                       ------------
     GERMANY-2.56%
     Bundesobligation
      3.50% 10/10/08.........    EUR        315,000         421,530
     Bundesschatzanweisungen
      2.25% 9/14/07..........    EUR        350,000         471,986
     Deutschland Republic
      3.75% 1/4/09............   EUR        700,000         937,910
      3.75% 1/4/17............   EUR        465,000         590,699
      4.00% 1/4/37............   EUR        590,000         710,681
      4.50% 7/4/09............   EUR      1,441,000       1,950,948
      4.75% 7/4/34............   EUR        585,000         796,483
      5.00% 7/4/12............   EUR        445,000         614,444
      5.25% 7/4/10............   EUR        590,000         814,599
      6.25% 1/4/24............   EUR        230,000         366,154
      6.50% 7/4/27............   EUR        635,000       1,054,406
                                                       ------------
                                                          8,729,840

                                                       ------------
     ITALY-0.54%
     Italy Buoni Poliennali
      Del Tesoro
      4.50% 5/1/09............   EUR        450,000         609,469
      5.25% 8/1/11............   EUR        880,000       1,220,996
                                                       ------------
                                                          1,830,465

                                                       ------------
     JAPAN-0.93%
     Japan Government 5 Yr
      Bond
      0.30% 9/20/07...........   JPY     57,000,000         462,409
      0.30% 3/20/08...........   JPY    105,000,000         849,517
     Japan Government 10 Yr
      Bond
      1.30% 6/20/11...........   JPY     60,000,000         487,095
      1.30% 6/20/15...........   JPY     85,000,000         667,726
      1.70% 3/20/17...........   JPY     31,000,000         248,138
     Japan Government 30 Yr
      Bond
      2.30% 6/20/35..........    JPY     20,000,000         158,111
     Japan Government CPI
      Inflation Linked Bond
      1.00% 6/10/16..........    JPY     38,038,000         302,351
                                                       ------------
                                                          3,175,347

                                                       ------------


                    LVIP UBS Global Asset Allocation Fund-11

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                         PRINCIPAL         VALUE
                                      AMOUNT DEGREES     (U.S. $)

     SOVEREIGN DEBT (CONTINUED)
     NETHERLANDS-0.24%
     Netherlands Government
      4.00% 1/15/37...........   EUR        425,000    $    508,619
      5.00% 7/15/11...........   EUR        230,000         316,498
                                                       ------------
                                                            825,117

                                                       ------------
     SWEDEN-0.08%
     Kingdom of Sweden
      6.75% 5/5/14...........    SEK      1,700,000         281,254
                                                       ------------
                                                            281,254

                                                       ------------
     UNITED KINGDOM-0.63%
     U.K. Treasury
      4.75% 9/7/15............   GBP        340,000         647,615
      4.75% 3/7/20............   GBP        290,000         550,983
      8.00% 6/7/21............   GBP        380,000         960,003
                                                       ------------
                                                          2,158,601
                                                       ------------
     TOTAL SOVEREIGN DEBT
      (COST $24,390,549).....                            24,797,829

                                                       ------------

     SUPRANATIONAL BANK-0.10%
     European Investment Bank
      5.75% 9/15/09..........    AUD        400,000         332,770
                                                       ------------
     TOTAL SUPRANATIONAL BANK
      (COST $297,047)........                               332,770
                                                       ------------

     U.S. TREASURY OBLIGATIONS-4.84%
     U S Treasury Bonds
      4.75% 2/15/37...........            2,740,000       2,584,379
      6.25% 8/15/23...........            2,160,000       2,399,121
      6.25% 5/15/30...........            2,525,000       2,886,787
      8.75% 5/15/17...........              600,000         768,938
     US Treasury Notes
      4.25% 10/15/10..........            1,065,000       1,044,865
      4.50% 3/31/12...........              360,000         353,532
      4.625% 11/15/16.........              630,000         610,756
      4.75% 12/31/08..........            5,840,000       5,824,033
                                                       ------------
     TOTAL U.S. TREASURY
      OBLIGATIONS (COST
      $16,476,043)...........                            16,472,411
                                                       ------------



                                         NUMBER OF
                                          SHARES

     EXCHANGE-TRADED FUND-0.20%
     ishares MSCI EAFE Index
      Fund...................                 8,450         681,324
                                                       ------------
     TOTAL EXCHANGE-TRADED
      FUND (COST $674,829)...                               681,324
                                                       ------------
     WARRANTS-0.00%
 #+  Mediq 144A, exercise
      price $0.01, expiration
      date 6/1/09............                    40              --
@+#  Pliant 144A, exercise
      price $0.01, expiration
      date 6/1/10............                    30              --
 +#  Solutia 144A, exercise
      price $7.59, expiration
      date 7/15/09...........                    20              --
 +#  Startec Global
      Communications 144A,
      exercise price $24.20,
      expiration date
      5/15/08................                    40              --
  +  US Airways, exercise
      price $10.00,
      expiration date
      1/1/10.................                     8              --
                                                       ------------
     TOTAL WARRANTS
      (COST $3,520)..........                                    --
                                                       ------------







TOTAL VALUE OF SECURITIES-100.36% (COST $281,527,448).........................    341,855,868
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.36%).......................     (1,210,097)
                                                                                 ------------
NET ASSETS APPLICABLE TO 20,759,603 SHARES OUTSTANDING-100.00%................   $340,645,771
                                                                                 ============
NET ASSET VALUE-LVIP UBS GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
  ($291,929,705 / 17,785,018 SHARES)..........................................        $16.414
                                                                                      =======
NET ASSET VALUE-LVIP UBS GLOBAL ASSET ALLOCATION FUND SERVICE CLASS
  ($48,716,066 / 2,974,585 SHARES)............................................        $16.377
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $255,945,006
Undistributed net investment income...........................................      2,790,267
Accumulated net realized gain on investments..................................     22,654,148
Net unrealized appreciation of investments and foreign currencies.............     59,256,350
                                                                                 ------------
Total net assets..............................................................   $340,645,771
                                                                                 ============



( degrees)Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD-Australian Dollar

CAD-Canadian Dollar

CHF-Swiss Franc

EUR-European Monetary Unit


                    LVIP UBS Global Asset Allocation Fund-12

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

GBP-British Pounds Sterling

JPY-Japanese Yen

SEK-Swedish Krona

SGD-Singapore Dollar

USD-United States Dollar

----------
 Securities have been classified by type of business. Classification by country of origin has been presented on page 2 in "Sector and Country Allocations."

+ Non-income producing security for the period ended June 30, 2007.

 Considered an affiliated company. See Note 2 in "Notes to Financial
 Statements."

=/ The rate shown is the effective yield as of the time of purchase.

- Variable rate security. The rate shown is the rate as of June 30, 2007.

@ Illiquid security. At June 30, 2007, the aggregate amount of illiquid securities equals $0, which represented 0.00% of the Fund's net assets. See
  Note 8 in "Notes to Financial statements."

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $2,562,766, which represented 0.75% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

 Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

 Includes $1,292,000 cash pledged as collateral for futures contracts.

SUMMARY OF ABBREVIATIONS:

ARM-Adjustable Rate Mortgage

CDO-Collateralized Debt Obligation

CPI-Consumer Price Index

GNMA-Government National Mortgage Association

S.F.-Single Family

yr-Year

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2007:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)


                                                                                   UNREALIZED
                                                                                  APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)       IN EXCHANGE FOR       SETTLEMENT DATE       (DEPRECIATION)
------------------------------       ---------------       ---------------       --------------


AUD    (2,465,000)                   USD   2,015,581           11/29/07            $   (64,510)
CAD    (2,110,000)                   USD   1,951,933           11/29/07                (34,478)
CHF   22,995,000                     USD (18,965,574)          11/29/07                 67,481
EUR    (1,920,000)                   JPY 313,350,144           11/29/07                (15,429)
EUR   (26,715,000)                   USD  36,106,075           11/29/07               (219,660)
GBP    (7,010,000)                    USD 13,792,876           11/29/07               (246,011)
JPY 4,355,700,000                    USD (36,708,946)          11/29/07               (633,283)
SEK   116,820,000                    USD (17,232,376)          11/29/07                (36,903)
SGD     5,860,000                    USD  (3,878,740)          11/29/07                 (6,321)
                                                                                   -----------
                                                                                   $(1,189,114)
                                                                                   ===========





                    LVIP UBS Global Asset Allocation Fund-13

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF NET ASSETS (CONTINUED)

FUTURES CONTRACTS(1)


                                              NOTIONAL                                         UNREALIZED
                                                COST         NOTIONAL                         APPRECIATION
CONTRACTS TO BUY (SELL)                      (PROCEEDS)       VALUE       EXPIRATION DATE    (DEPRECIATION)
-----------------------                     -----------    -----------    ---------------    --------------


 17  Amsterdam Index Futures............    $ 2,414,041    $ 2,527,824        9/19/07           $ 113,783
(12) DAX Index Futures..................     (3,152,548)    (3,280,275)       9/21/07            (127,727)
 53  New Financial Times Stock Exchange
  100 Index Futures.....................      6,881,599      7,064,777        9/14/07             183,178
(23) NIKKEI 225 Index Futures...........     (3,419,967)    (3,392,188)       9/14/07              27,779
(11) S&P/Toronto Stock Exchange 60
  Index.................................     (1,641,351)    (1,661,924)       9/21/07             (20,573)
(10) SPI 200 Index Futures..............     (1,313,943)    (1,330,489)       9/21/07             (16,546)
                                                                                                ---------
                                                                                                $ 159,894
                                                                                                =========




----------
The use of foreign exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 7 in "Notes to Financial Statements."

                             See accompanying notes



                    LVIP UBS Global Asset Allocation Fund-14

LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2007 (Unaudited)









INVESTMENT INCOME:
Dividends............................   $ 2,435,348
Interest.............................     2,330,052
Foreign tax withheld.................       (95,247)
                                        -----------
                                          4,670,153
                                        -----------
EXPENSES:
Management fees......................     1,205,385
Accounting and administration
 expenses...........................        141,844
Distribution expenses-Service Class..        51,370
Custodian fees.......................        29,707
Reports and statements to
 shareholders.......................         20,092
Professional fees....................        17,699
Trustees' fees.......................         3,456
Other................................        18,880
                                        -----------
                                          1,488,433
Less expense paid indirectly.........        (8,170)
                                        -----------
Total operating expenses.............     1,480,263
                                        -----------
NET INVESTMENT INCOME................     3,189,890
                                        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments........................     10,017,982
 Futures contracts..................       (593,067)
 Foreign currencies.................     (2,878,000)
                                        -----------
Net realized gain....................     6,546,915
Net change in unrealized
 appreciation/depreciation of
 investments and foreign
 currencies.........................      6,132,307
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN
 CURRENCIES.........................     12,679,222
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $15,869,112
                                        ===========




                             See accompanying notes


LVIP UBS GLOBAL ASSET ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS




                                 SIX MONTHS
                                    ENDED
                                   6/30/07      YEAR ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income........   $  3,189,890   $  5,466,709
Net realized gain on
 investments and foreign
 currencies.................       6,546,915     17,221,622
Net change in unrealized
 appreciation/depreciation
 of investments and foreign
 currencies.................       6,132,307     18,594,683
                                ------------   ------------
Net increase in net assets
 resulting from operations..      15,869,112     41,283,014
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class..............             --     (3,667,646)
 Service Class...............             --       (332,354)
Net realized gain on
 investments:
 Standard Class..............             --    (13,626,351)
 Service Class...............             --       (724,318)
                                ------------   ------------
                                          --    (18,350,669)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..............      7,297,569     19,047,842
 Service Class...............     16,368,388     29,616,718
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class..............             --     17,293,997
 Service Class...............             --      1,056,672
                                ------------   ------------
                                  23,665,957     67,015,229
                                ------------   ------------
Cost of shares repurchased:
 Standard Class..............    (21,155,777)   (38,613,793)
 Service Class...............     (3,794,081)    (9,062,653)
                                ------------   ------------
                                 (24,949,858)   (47,676,446)
                                ------------   ------------
Increase (decrease) in net
 assets derived from capital
 share transactions.........      (1,283,901)    19,338,783
                                ------------   ------------
NET INCREASE IN NET ASSETS...     14,585,211     42,271,128
NET ASSETS:
Beginning of period..........    326,060,560    283,789,432
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 ($2,790,267) and
 $1,597,557, respectively)..    $340,645,771   $326,060,560
                                ============   ============




                             See accompanying notes



                    LVIP UBS Global Asset Allocation Fund-15

LVIP UBS GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS



                                                      LVIP UBS GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
                                      SIX MONTHS
                                        ENDED
                                       6/30/071                                      YEAR ENDED
                                     (UNAUDITED)         12/31/06         12/31/05         12/31/04(2)         12/31/03(3)
                                     -------------------------------------------------------------------------------------


Net asset value, beginning of
  period..........................     $ 15.646          $ 14.535         $ 14.186           $ 12.704            $ 10.890

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income(4)..........        0.156             0.273            0.187              0.190               0.134
Net realized and unrealized gain
 (loss) on investments and
 foreign currencies..............         0.612             1.767            0.729              1.515               2.045
                                       --------          --------         --------           --------            --------
Total from investment operations..        0.768             2.040            0.916              1.705               2.179
                                       --------          --------         --------           --------            --------

LESS DIVIDENDS AND DISTRIBUTIONS
  FROM:
Net investment income.............           --            (0.197)          (0.177)            (0.223)             (0.365)
Net realized gain on investments..           --            (0.732)          (0.390)                --                  --
                                       --------          --------         --------           --------            --------
Total dividends and
  distributions...................           --            (0.929)          (0.567)            (0.223)             (0.365)
                                       --------          --------         --------           --------            --------

Net asset value, end of period....     $ 16.414          $ 15.646         $ 14.535           $ 14.186            $ 12.704
                                       ========          ========         ========           ========            ========

Total return(5)...................        4.91%            14.51%            6.80%             13.54%              20.40%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
  omitted)........................     $291,930          $291,846         $273,272           $268,263            $257,804
Ratio of expenses to average net
  assets..........................        0.87%             0.91%            0.93%              1.03%               1.06%
Ratio of net investment income to
 average net assets..............         1.96%             1.83%            1.33%              1.46%               1.16%
Portfolio turnover................          89%               78%              91%               139%                191%

                                     LVIP UBS
                                      GLOBAL
                                       ASSET
                                      ALLOCA-
                                       TION
                                       FUND
                                     STANDARD
                                       CLASS
                                       YEAR
                                       ENDED
                                     12/31/02
                                     --------


Net asset value, beginning of
  period..........................   $ 12.563

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income(4)..........      0.221
Net realized and unrealized gain
 (loss) on investments and
 foreign currencies..............      (1.708)
                                     --------
Total from investment operations..     (1.487)
                                     --------

LESS DIVIDENDS AND DISTRIBUTIONS
  FROM:
Net investment income.............     (0.186)
Net realized gain on investments..         --
                                     --------
Total dividends and
  distributions...................     (0.186)
                                     --------

Net asset value, end of period....   $ 10.890
                                     ========

Total return(5)...................    (11.89%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
  omitted)........................   $242,101
Ratio of expenses to average net
  assets..........................      1.00%
Ratio of net investment income to
 average net assets..............       1.88%
Portfolio turnover................       133%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencing January 1, 2004, UBS Global Asset Management (Americas), Inc. replaced Putnam Investments as the Fund's sub-advisor.

(3) Effective April 30, 2003, the Lincoln National Global Asset Allocation Fund, Inc. was merged into the Global Asset Allocation Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Global Asset Allocation Fund, Inc.

(4) The average shares outstanding method has been applied for per share information.

(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes



                    LVIP UBS Global Asset Allocation Fund-16

LVIP UBS GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS (CONTINUED)


                                              LVIP UBS GLOBAL ASSET ALLOCATION FUND SERVICE CLASS
                                  SIX MONTHS
                                    ENDED                                                          5/15/03(3)
                                   6/30/071                        YEAR ENDED                          TO
                                 (UNAUDITED)       12/31/06       12/31/05       12/31/04(2)        12/31/03
                                 ----------------------------------------------------------------------------


Net asset value, beginning of
 period......................      $15.631          $14.528        $14.179         $12.700           $11.578

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income(4)......       0.136            0.235          0.152           0.157             0.062
Net realized and unrealized
 gain on investments and
 foreign currencies..........        0.610            1.765          0.729           1.512             1.411
                                   -------          -------        -------         -------           -------
Total from investment
 operations..................        0.746            2.000          0.881           1.669             1.473
                                   -------          -------        -------         -------           -------

LESS DIVIDENDS AND
 DISTRIBUTIONS FROM:
Net investment income.........          --           (0.165)        (0.142)         (0.190)           (0.351)
Net realized gain on
 investments.................           --           (0.732)        (0.390)             --                --
                                   -------          -------        -------         -------           -------
Total dividends and
 distributions...............           --           (0.897)        (0.532)         (0.190)           (0.351)
                                   -------          -------        -------         -------           -------

Net asset value, end of
 period......................      $16.377          $15.631        $14.528         $14.179           $12.700
                                   =======          =======        =======         =======           =======

Total return(5)...............       4.77%           14.23%          6.53%          13.27%            13.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)....................      $48,716          $34,215        $10,517         $ 3,842           $   810
Ratio of expenses to average
 net assets..................        1.12%            1.16%          1.18%           1.28%             1.29%
Ratio of net investment income
 to average net assets.......        1.71%            1.58%          1.08%           1.21%             0.83%
Portfolio turnover............         89%              78%            91%            139%              191%(6)



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencing January 1, 2004, UBS Global Asset Management (Americas), Inc. replaced Putnam Investments as the Fund's sub-advisor.

(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4) The average shares outstanding method has been applied for per share information.

(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(6) The portfolio turnover is representative of the Fund for the entire year.

                             See accompanying notes



                    LVIP UBS Global Asset Allocation Fund-17

LVIP UBS GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP UBS Global Asset Allocation Fund (formerly the Global Asset Allocation Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed

                    LVIP UBS Global Asset Allocation Fund-18

LVIP UBS GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,672 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.68% of the average daily net assets of the Fund in excess of $400 million.

Prior to April 30, 2007, Delaware Management Company, an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate.

UBS Global Asset Management (Americas) Inc. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.47% for the first $200 million of the Fund's average daily net assets, 0.42% of the next $200 million of the Fund's average daily net assets, and 0.40% of the excess of the Fund's average daily net assets over $400 million.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment sub-advisor. The commissions paid to these affiliated firms were $63 for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2007, fees for these services amounted to $131,583.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $7,068 and $6,253, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $204,066
Accounting and Administration Fees
  Payable to DSC.........................     66,840
Administration Fees Payable to Lincoln
  Life...................................      2,418
Distribution Fees Payable to the Lincoln
  Financial Distributors, Inc............      9,663


The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the "UBS Relationship Funds"), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors. For the six months ended June 30, 2007, the Fund received no distributions from the UBS Relationship Funds.


                    LVIP UBS Global Asset Allocation Fund-19

LVIP UBS GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees of the Fund is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $93,151,272 and sales of $78,719,051 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2007, the Fund made purchases of $59,593,008 and sales of $63,235,995 of long-term U.S. government securities.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $283,769,554. At June 30, 2007, net unrealized appreciation was $58,086,314 of which $61,151,967 related to unrealized appreciation of investments and $3,065,653 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions for the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                            ENDED
                                           12/31/06
                                         -----------


Ordinary income.......................   $ 7,876,506
Long-term capital gain................    10,474,163
                                         -----------
Total.................................   $18,350,669
                                         ===========





5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $255,945,006
Undistributed ordinary income........      2,042,004
Realized gains 1/1/07- 6/30/07.......     25,984,356
Other temporary differences..........       (134,284)
Unrealized appreciation of
 investments and foreign
 currencies.........................      56,808,689
                                        ------------
Net assets...........................   $340,645,771
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddle deferrals, and mark-to-market of foreign currency contracts and futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gain (loss) on mortgage- and asset-backed securities, and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED
    INCOME         GAIN (LOSS)
--------------    ------------


 $(1,997,180)      $1,997,180





                    LVIP UBS Global Asset Allocation Fund-20

LVIP UBS GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class..............      453,987          1,271,670
 Service Class...............    1,022,343          2,008,812
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class..............           --          1,175,589
 Service Class...............           --             71,585
                                ----------         ----------
                                 1,476,330          4,527,656
                                ----------         ----------
Shares repurchased:
 Standard Class..............   (1,321,759)        (2,595,194)
 Service Class...............     (236,611)          (615,456)
                                ----------         ----------
                                (1,558,370)        (3,210,650)
                                ----------         ----------
Net increase (decrease)......      (82,040)         1,317,006
                                ==========         ==========



7. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Currency Exchange Contracts--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

Futures Contracts--The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain
(loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

8. CREDIT AND MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the

                    LVIP UBS Global Asset Allocation Fund-21

LVIP UBS GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




8. CREDIT AND MARKET RISK (CONTINUED)


related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and Baa or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                    LVIP UBS Global Asset Allocation Fund-22

LVIP UBS GLOBAL ASSET ALLOCATION FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP UBS Global Asset Allocation Fund (formerly the Global Asset Allocation
Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                     OUTSTANDING            TOTAL      PERCENT     PERCENT     PERCENT
                                                        SHARES              VOTED        FOR*     AGAINST*    ABSTAIN*
                                                     -----------         ----------    -------    --------    --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
  Kelly D. Clevenger..............................    20,860,447         20,401,253     92.76%      5.04%       0.00%
  Michael D. Coughlin.............................    20,860,447         20,401,253     92.75%      5.05%       0.00%
  Nancy L. Frisby.................................    20,860,447         20,401,253     92.92%      4.88%       0.00%
  Elizabeth S. Hager..............................    20,860,447         20,401,253     92.57%      5.23%       0.00%
  Gary D. Lemon...................................    20,860,447         20,401,253     92.90%      4.90%       0.00%
  Thomas D. Rath..................................    20,860,447         20,401,253     92.66%      5.14%       0.00%
  Kenneth G. Stella...............................    20,860,447         20,401,253     92.91%      4.89%       0.00%
  David J. Windley................................    20,860,447         20,401,253     92.94%      4.86%       0.00%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln National Corporation.

  LVIP UBS Global Asset Allocation Fund...........    20,860,447         20,401,253     90.00%      1.94%       5.86%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                    LVIP UBS Global Asset Allocation Fund-23

                                                        VALUE OPPORTUNITIES FUND

                                   (DGHM LOGO)

                            LVIP Value Opportunities Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                   LVIP VALUE OPPORTUNITIES FUND


(FORMERLY SMALL CAP VALUE PORTFOLIO,

                                A SERIES OF JEFFERSON PILOT VARIABLE FUND, INC.)

LVIP VALUE OPPORTUNITIES FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF OPERATIONS                                                    6

STATEMENTS OF CHANGES IN NET ASSETS                                        6

FINANCIAL HIGHLIGHTS                                                       7

NOTES TO FINANCIAL STATEMENTS                                              9

OTHER FUND INFORMATION                                                    13


LVIP VALUE OPPORTUNITIES FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to the Lincoln Variable Insurance Products Trust Profile Funds and insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,071.90       1.30%         $6.68
Service Class
  Shares**              1,000.00     1,037.70       1.44%          2.49
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,018.35       1.30%         $6.51
Service Class
  Shares**              1,000.00     1,017.46       1.44%          7.20
--------------------------------------------------------------------------




* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The Service Class shares commenced operations on April 30, 2007. The actual ending account value and the expenses paid during period reflect the shorter period, 62 days. The hypothetical example assumes the entire half year period.


                            LVIP Value Opportunities Fund-1

LVIP VALUE OPPORTUNITIES FUND

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   98.38%
-------------------------------------------------------
Aerospace & Defense                             2.66%
Automobiles                                     2.01%
Capital Markets                                 2.57%
Chemicals                                       3.19%
Commercial Banks                                7.38%
Communications Equipment                        0.67%
Construction & Engineering                      1.09%
Containers & Packaging                          4.20%
Diversified Consumer Services                   1.59%
Diversified Telecommunications
  Services                                      2.90%
Electric Utilities                              3.14%
Electrical Equipment                            0.85%
Electronic Equipment & Instruments              2.73%
Energy Equipment & Services                     1.44%
Food Products                                   0.99%
Gas Utilities                                   1.98%
Health Care Equipment & Supplies                3.88%
Hotels, Restaurants & Leisure                   1.38%
Insurance                                       5.75%
IT Services                                     3.36%
Leisure Equipment & Products                    1.57%
Life Sciences Tools & Services                  1.40%
Machinery                                       4.37%
Marine                                          1.66%
Media                                           2.38%
Oil, Gas & Consumable Fuels                     4.39%
Paper & Forest Products                         1.10%
Personal Products                               2.18%
Real Estate Investment Trusts                  10.40%
Semiconductors & Semiconductor
  Equipment                                     3.36%
Software                                        2.43%
Specialty Retail                                7.41%
Textiles, Apparel & Luxury Goods                0.15%
Thrift & Mortgage Finance                       1.82%
-------------------------------------------------------
SECURITIES LENDING COLLATERAL                  32.49%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     130.87%
-------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL                          (32.49%)
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   1.62%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------






Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

United Industrial                              2.66%
Waddell & Reed Financial Class A               2.57%
Hanover Insurance Group                        2.01%
Thor Industries                                2.01%
Post Properties                                2.01%
UGI                                            1.98%
Horace Mann Educators                          1.97%
Warnaco Group                                  1.87%
MFA Mortgage Investments                       1.85%
eFunds                                         1.85%
-------------------------------------------------------
TOTAL                                         20.78%
-------------------------------------------------------






                            LVIP Value Opportunities Fund-2

LVIP VALUE OPPORTUNITIES FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                      NUMBER OF     VALUE
                                        SHARES     (U.S. $)


     COMMON STOCK-98.38%
     AEROSPACE & DEFENSE-2.66%
  *  United Industrial.............      12,030  $  $721,559
                                                 -----------
                                                     721,559
                                                 -----------
     AUTOMOBILES-2.01%
  *  Thor Industries...............      12,060      544,388
                                                 -----------
                                                     544,388
                                                 -----------
     CAPITAL MARKETS-2.57%
  *  Waddell & Reed Financial Class
      A...........................       26,800      697,068
                                                 -----------
                                                     697,068
                                                 -----------
     CHEMICALS-3.19%
  *  CF Industries Holdings........       7,400      443,186
  *  Koppers Holdings..............      12,500      421,000
                                                 -----------
                                                     864,186
                                                 -----------
     COMMERCIAL BANKS-7.38%
  *  Chittenden....................       9,775      341,636
     Community Trust Bancorp.......       6,600      213,180
  *  First Charter.................      15,120      294,386
     First Merchants...............       9,900      237,897
     MainSource Financial Group....       2,200       36,938
  *  NBT Bancorp...................      10,720      241,843
     Trustmark.....................       7,400      191,364
     UMB Financial.................       5,300      195,411
  *  Westamerica Bancorp...........       5,640      249,514
                                                 -----------
                                                   2,002,169
                                                 -----------
     COMMUNICATIONS EQUIPMENT-0.67%
     Inter-Tel.....................       7,600      181,868
                                                 -----------
                                                     181,868
                                                 -----------
     CONSTRUCTION &
      ENGINEERING-1.09%
  +  KHD Humboldt Wedag
      International...............        4,800      295,200
                                                 -----------
                                                     295,200
                                                 -----------
     CONTAINERS & PACKAGING-4.20%
  *  AptarGroup....................       9,000      320,040
     Packaging Corp. of America....      17,050      431,536
     Silgan Holdings...............       7,000      386,960
                                                 -----------
                                                   1,138,536
                                                 -----------
     DIVERSIFIED CONSUMER SERVICES-1.59%
  +  Steiner Leisure...............       8,780      431,274
                                                 -----------
                                                     431,274
                                                 -----------
     DIVERSIFIED TELECOMMUNICATIONS SERVICES-2.90%
  +  General Communication Class
      A...........................       29,260      374,821
  +  Premiere Global Services......      31,700      412,734
                                                 -----------
                                                     787,555
                                                 -----------
     ELECTRIC UTILITIES-3.14%
     Allete........................       8,730      410,747
  *  MGE Energy....................      13,460      439,738
                                                 -----------
                                                     850,485
                                                 -----------
     ELECTRICAL EQUIPMENT-0.85%
     AMETEK........................       5,810      230,541
                                                 -----------
                                                     230,541
                                                 -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS-2.73%
 *+  Electro Scientific
      Industries..................       12,100      251,680
     MTS Systems...................      10,940      488,690
                                                 -----------
                                                     740,370
                                                 -----------
     ENERGY EQUIPMENT & SERVICES-1.44%
 *+  Basic Energy Services.........      15,310      391,477
                                                 -----------
                                                     391,477
                                                 -----------
     FOOD PRODUCTS-0.99%
     Lancaster Colony..............       6,430      269,353
                                                 -----------
                                                     269,353
                                                 -----------
     GAS UTILITIES-1.98%
     UGI...........................      19,680      536,870
                                                 -----------
                                                     536,870
                                                 -----------
     HEALTH CARE EQUIPMENT & SUPPLIES-3.88%
  *  Arrow International...........       7,184      275,004
  +  Haemonetics...................       8,200      431,402
     PolyMedica....................       8,480      346,408
                                                 -----------
                                                   1,052,814
                                                 -----------
     HOTELS, RESTAURANTS & LEISURE-1.38%
 *+  Gaylord Entertainment.........       7,000      375,480
                                                 -----------
                                                     375,480
                                                 -----------
     INSURANCE-5.75%
     Hanover Insurance Group.......      11,170      544,985
     Horace Mann Educators.........      25,180      534,823
     Infinity Property & Casualty..       9,470      480,413
                                                 -----------
                                                   1,560,221
                                                 -----------
     IT SERVICES-3.36%
  +  CIBER.........................      50,050      409,409
 *+  eFunds........................      14,200      501,118
                                                 -----------
                                                     910,527
                                                 -----------
     LEISURE EQUIPMENT & PRODUCTS-1.57%
  *  Polaris Industries............       7,860      425,698
                                                 -----------
                                                     425,698
                                                 -----------
     LIFE SCIENCES TOOLS & SERVICES-1.40%
  +  ICON ADR......................       8,660      378,788
                                                 -----------
                                                     378,788
                                                 -----------


                            LVIP Value Opportunities Fund-3

LVIP VALUE OPPORTUNITIES FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                      NUMBER OF     VALUE
                                        SHARES     (U.S. $)

     COMMON STOCK (CONTINUED)
     MACHINERY-4.37%
  *  Briggs & Stratton.............      14,300  $   451,308
  +  Chart Industries..............       5,870      166,943
     Mueller Industries............       9,180      316,159
     Wabtec........................       6,890      251,692
                                                 -----------
                                                   1,186,102
                                                 -----------
     MARINE-1.66%
  *  Genco Shipping & Trading......      10,900      449,734
                                                 -----------
                                                     449,734
                                                 -----------
     MEDIA-2.38%
  *  Carmike Cinemas...............      14,100      309,636
     Journal Communications Class
      A...........................       25,900      336,959
                                                 -----------
                                                     646,595
                                                 -----------
     OIL, GAS & CONSUMABLE FUELS-4.39%
  *  Berry Petroleum Class A.......       8,570      322,918
 *+  GMX Resources.................       7,130      246,698
  +  Petroleum Development.........       7,150      339,482
  *  World Fuel Services...........       6,670      280,540
                                                 -----------
                                                   1,189,638
                                                 -----------
     PAPER & FOREST PRODUCTS-1.10%
  *  Glatfelter....................      15,400      209,286
  *  Wausau Paper..................       6,625       88,775
                                                 -----------
                                                     298,061
                                                 -----------
     PERSONAL PRODUCTS-2.18%
 *+  Chattem.......................       5,300      335,914
  +  Playtex Products..............      17,200      254,732
                                                 -----------
                                                     590,646
                                                 -----------
     REAL ESTATE INVESTMENT TRUSTS-10.40%
  *  BioMed Realty Trust...........      13,570      340,878
     MFA Mortgage Investments......      69,060      502,757
  *  Pennsylvania Real Estate
      Investment Trust............       10,380      460,145
     Post Properties...............      10,430      543,715
     Ramco-Gershenson Properties...       8,150      292,830
  *  Sun Communities...............      11,600      345,332
  *  Tanger Factory Outlet
      Centers.....................        8,900      333,305
                                                 -----------
                                                   2,818,962
                                                 -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.36%
  +  Advanced Energy Industries....      11,200      253,792
 *+  AMIS Holdings.................      31,000      388,120
     Micrel........................      21,100      268,392
                                                 -----------
                                                     910,304
                                                 -----------
     SOFTWARE-2.43%
 *+  Macrovision...................       7,750      232,965
  +  Progress Software.............      13,420      426,622
                                                 -----------
                                                     659,587
                                                 -----------
     SPECIALTY RETAIL-7.41%
     Cato Class A..................      12,720      279,077
 *+  Dress Barn....................      21,140      433,793
 *+  Genesco.......................       6,670      348,908
  *  Men's Wearhouse...............       8,600      439,201
  +  Warnaco Group.................      12,900      507,485
                                                 -----------
                                                   2,008,464
                                                 -----------
     TEXTILES, APPAREL & LUXURY GOODS-0.15%
     Stride Rite...................       1,970       39,912
                                                 -----------
                                                      39,912
                                                 -----------
     THRIFT & MORTGAGE FINANCE-1.82%
  *  Brookline Bancorp.............      23,100      265,881
     Provident Financial Services..      14,420      227,259
                                                 -----------
                                                     493,140
                                                 -----------
     TOTAL COMMON STOCK
      (COST $23,476,468)..........                26,677,572
                                                 -----------
     TOTAL VALUE OF SECURITIES
      BEFORE SECURITIES LENDING
      COLLATERAL-98.38%
      (COST $23,476,468)..........                26,677,572
                                                 -----------

     SECURITIES LENDING
      COLLATERAL**-32.49%
     SHORT-TERM INVESTMENTS-32.49%
     Citibank Investors Principal
      Preservation Trust I........    8,809,745    8,809,745
                                                 -----------
     TOTAL SECURITIES LENDING
      COLLATERAL
      (COST $8,809,745)...........                 8,809,745
                                                 -----------








TOTAL VALUE OF SECURITIES-130.87% (COST $32,286,213)..........................    35,487,317
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(32.49%).................    (8,809,745)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.62%.........................       439,749
                                                                                 -----------
NET ASSETS APPLICABLE TO 1,745,834 SHARES OUTSTANDING-100.00%.................   $27,117,321
                                                                                 ===========
NET ASSET VALUE-LVIP VALUE OPPORTUNITIES FUND STANDARD CLASS ($26,959,167 /
  1,735,648 SHARES)...........................................................       $15.533
                                                                                     =======
NET ASSET VALUE-LVIP VALUE OPPORTUNITIES FUND SERVICE CLASS ($158,154 /
  10,186.2 SHARES)............................................................       $15.526
                                                                                     =======


                            LVIP Value Opportunities Fund-4

LVIP VALUE OPPORTUNITIES FUND
STATEMENT OF NET ASSETS (CONTINUED)

COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $18,191,339
Undistributed net investment income...........................................       141,265
Accumulated net realized gain on investments..................................     5,583,613
Net unrealized appreciation of investments....................................     3,201,104
                                                                                 -----------
Total net assets..............................................................   $27,117,321
                                                                                 ===========




----------

+  Non-income producing security for the period ended June 30, 2007.

*  Fully or partially on loan.

** See Note 7 in "Notes to Financial Statements."

 Includes $8,489,723 of securities loaned.

ADR-American Depositary Receipts

                             See accompanying notes


                            LVIP Value Opportunities Fund-5

LVIP VALUE OPPORTUNITIES FUND
STATEMENT OF OPERATIONS


Six Months Ended June 30, 2007 (Unaudited)










INVESTMENT INCOME:
Dividends............................   $   297,267
Securities lending income............        50,809
                                        -----------
                                            348,076
                                        -----------
EXPENSES:
Management fees......................       271,566
Professional fees....................         9,565
Custodian fees.......................         5,701
Reports and statements to
 shareholders.......................          3,672
Accounting and administration
 expenses...........................          3,557
Trustees' fees.......................           821
Distribution expenses-Service Class..            19
Other................................           671
                                        -----------
Total operating expenses.............       295,572
                                        -----------
NET INVESTMENT INCOME................        52,504
                                        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain on investments.....     5,724,584
Net change in unrealized
 appreciation/depreciation of
 investments........................     (2,215,729)
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS........................      3,508,855
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $ 3,561,359
                                        ===========




                             See accompanying notes


LVIP VALUE OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                  SIX MONTHS
                                     ENDED          YEAR
                                    6/30/07         ENDED
                                  (UNAUDITED)     12/31/06
                                 ------------   ------------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income.........   $     52,504   $     44,629
Net realized gain on
 investments.................       5,724,584      8,050,905
Net change in unrealized
 appreciation/depreciation of
 investments.................      (2,215,729)    (3,343,357)
                                 ------------   ------------
Net increase in net assets
 resulting from operations...       3,561,359      4,752,177
                                 ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net realized gain on
 investments:
 Standard Class..............              --     (5,727,103)
                                 ------------   ------------
                                           --     (5,727,103)
                                 ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..............         785,946      2,548,633
 Service Class...............         232,055             --
Net asset value of shares
 issued upon reinvestment of
 dividends and distributions:
 Standard Class..............              --      5,727,103
                                 ------------   ------------
                                    1,018,001      8,275,736
                                 ------------   ------------
Cost of shares repurchased:
 Standard Class..............     (24,111,463)   (11,855,626)
 Service Class...............         (71,899)            --
                                 ------------   ------------
                                  (24,183,362)   (11,855,626)
                                 ------------   ------------
Decrease in net assets derived
 from capital share
 transactions................     (23,165,361)    (3,579,890)
                                 ------------   ------------
NET DECREASE IN NET ASSETS....    (19,604,002)    (4,554,816)
NET ASSETS:
Beginning of period...........     46,721,323     51,276,139
                                 ------------   ------------
End of period (including
 undistributed net investment
 income of $141,265 and
 $152,735, respectively).....    $ 27,117,321   $ 46,721,323
                                 ============   ============




                             See accompanying notes



                            LVIP Value Opportunities Fund-6

LVIP VALUE OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS(1)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                        LVIP VALUE OPPORTUNITIES FUND STANDARD CLASS
                                       SIX MONTHS
                                         ENDED
                                        6/30/072                                   YEAR ENDED
                                      (UNAUDITED)         12/31/06         12/31/05         12/31/04         12/31/03
                                      -----------         -----------------------------------------------------------


Net asset value, beginning of
  period...........................     $14.491            $14.637          $15.344          $13.083          $ 9.635

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(3)....       0.018              0.013            0.040           (0.030)          (0.030)
Net realized and unrealized gain
 (loss) on investments............        1.024              1.501            0.613            2.574            3.478
                                        -------            -------          -------          -------          -------
Total from investment operations...       1.042              1.514            0.653            2.544            3.448
                                        -------            -------          -------          -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments...          --             (1.660)          (1.360)          (0.283)              --
                                        -------            -------          -------          -------          -------
Total dividends and distributions..          --             (1.660)          (1.360)          (0.283)              --
                                        -------            -------          -------          -------          -------
Net asset value, end of period.....     $15.533            $14.491          $14.637          $15.344          $13.083
                                        =======            =======          =======          =======          =======
Total return(4)....................       7.19%             10.28%            5.10%           19.77%           35.79%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).........................      $26,959            $46,721          $51,276          $54,455          $44,982
Ratio of expenses to average net
 assets...........................        1.30%              1.34%            1.36%            1.40%            1.42%
Ratio of net investment income
 (loss) to average net assets.....        0.23%              0.09%            0.25%           (0.24%)          (0.31%)
Portfolio turnover.................         91%                54%              43%              45%              54%

                                        LVIP
                                        VALUE
                                      OPPORTU-
                                       NITIES
                                        FUND
                                      STANDARD
                                        CLASS
                                        YEAR
                                        ENDED
                                      12/31/02
                                      --------


Net asset value, beginning of
  period...........................   $ 11.072

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(3)....         --
Net realized and unrealized gain
 (loss) on investments............      (1.390)
                                      --------
Total from investment operations...     (1.390)
                                      --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments...     (0.047)
                                      --------
Total dividends and distributions..     (0.047)
                                      --------
Net asset value, end of period.....   $  9.635
                                      ========
Total return(4)....................    (12.64%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).........................    $ 23,440
Ratio of expenses to average net
 assets...........................       1.42%
Ratio of net investment income
 (loss) to average net assets.....      (0.35%)
Portfolio turnover.................        58%



----------

(1) Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Cap Value Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2007 and the year ended December 31, 2006.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes



                            LVIP Value Opportunities Fund-7

LVIP VALUE OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period were as follows:



                                                          LVIP VALUE OPPORTUNITIES
                                                             FUND SERVICE CLASS
                                                                 4/30/07(1)
                                                                     TO
                                                                   6/30/07
                                                                 (UNAUDITED)
                                                          ------------------------


Net asset value, beginning of period...................            $14.962

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...............................              0.013
Net realized and unrealized gain on investments........              0.551
                                                                   -------
Total from investment operations.......................              0.564
                                                                   -------
Net asset value, end of period.........................            $15.526
                                                                   =======

Total return(3)........................................              3.77%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)................            $   158
Ratio of expenses to average net assets................              1.44%
Ratio of net investment income to average net assets...              0.47%
Portfolio turnover.....................................                91%(4)



----------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(4) Portfolio turnover is representative of the Fund for the six months ended June 30, 2007.

                             See accompanying notes



                            LVIP Value Opportunities Fund-8

LVIP VALUE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Value Opportunities Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Service Class shares commenced operations on April 30, 2007.

Effective April 30, 2007, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Company Portfolio (the "JPVF Fund"). The shareholders of the JPVF Fund received shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the JPVF Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the JPVF Fund as of the date of the Reorganization. The JPVF Fund's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to April 30, 2007. For financial reporting purposes the JPVF Fund's operating history prior to the Reorganization is reflected in the Fund's financial statements and financial highlights.

The Fund's investment objective is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN No. 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investments Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,111 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.


                            LVIP Value Opportunities Fund-9

LVIP VALUE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Investment Advisors Corporation (LIA), formerly Jefferson Pilot Investment Advisory Corporation (JPIA), is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 1.05% on the first $60 million of the average daily net assets of the Fund, 0.75% on the next $90 million, and 0.65% on average daily net assets in excess of $150 million. Prior to April 30, 2007, the management fee was 1.30% on the first $40 million average daily net assets; 1.05% on the next $20 million, 0.75% on the next $90 million, and 0.65% on average daily net assets in excess of $150 million.

Effective April 30, 2007, LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding distribution fees) exceed 1.34% of average daily net assets. The agreement will continue at least through April 30, 2008, and renew automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Dalton, Greiner, Hartman, Maher & Co. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor 0.75% of the first $60 million of the Fund's average daily net assets; 0.50% of the next $90 million; and 0.40% of the Fund's average daily net assets over $150 million.

Effective April 30, 2007, Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2007, fees for these services amounted to $2,918. Prior to April 30, 2007, JPIA (the advisor to the JPVF Fund) paid the accounting fees.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $334 and $305, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA..........   $35,426
Accounting and Administration Fees
  Payable to DSC........................     2,918
Administration Fees Payable to Lincoln
  Life..................................       334
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc...........        19


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $19,488,825 and sales of $40,696,151 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $32,368,525. At June 30, 2007, net unrealized appreciation was $3,118,792 of which $3,841,567 related to unrealized appreciation of investments and $722,775 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                             ENDED
                                           12/31/06
                                          ----------


Ordinary income........................   $   88,612
Long-term capital gain.................    5,638,491
                                          ----------
Total..................................   $5,727,103
                                          ==========





                           LVIP Value Opportunities Fund-10

LVIP VALUE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)



In addition, the Fund declared an ordinary income consent dividend of $351,599 and long-term capital gain consent dividend of $7,831,610 for the year ended December 31, 2006. Such amounts have been deemed paid and contributed to the Fund as additional paid-in capital.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest.........   $18,191,339
Undistributed ordinary income.........     1,008,401
Undistributed long-term capital gain..     4,798,789
Unrealized appreciation of
  investments.........................     3,118,792
                                         -----------
Net assets............................   $27,117,321
                                         ===========



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED              ACCUMULATED
NET INVESTMENT             NET REALIZED               PAID-IN
    INCOME                  GAIN (LOSS)               CAPITAL
--------------             ------------             ----------


   $(63,974)                $(8,119,235)            $8,183,209




6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                 SIX MONTHS           YEAR
                                    ENDED             ENDED
                                   6/30/07          12/31/06
                                 ----------         --------


Shares sold:
  Standard Class..............       52,683          176,914
  Service Class...............       14,872               --
Shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class..............           --          393,038
                                 ----------         --------
                                     67,555          569,952
                                 ----------         --------
Shares repurchased:
  Standard Class..............   (1,541,306)        (848,951)
  Service Class...............       (4,686)              --
                                 ----------         --------
                                 (1,545,992)        (848,951)
                                 ----------         --------
Net decrease..................   (1,478,437)        (278,999)
                                 ==========         ========





7. SECURITIES LENDING
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., repurchase agreements collateralized by such securities or money market funds and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities

                           LVIP Value Opportunities Fund-11

LVIP VALUE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





7. SECURITIES LENDING (CONTINUED)



loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $8,489,723, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Security Lending Collateral".


8. MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                           LVIP Value Opportunities Fund-12

LVIP VALUE OPPORTUNITIES FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Value Opportunities Fund (formerly the Small-Cap Value Portfolio, a series of Jefferson Pilot Variable Fund, Inc.) shareholders voted on the following proposals at the special meeting of shareholders on March 15, 2007. The resulting votes are presented below:


                                                         OUTSTANDING      TOTAL      PERCENT     PERCENT     PERCENT
                                                            SHARES        VOTED        FOR*     AGAINST*    ABSTAIN*
                                                         -----------    ---------    -------    --------    --------


1. The approval of the reorganization of the Jefferson
   Pilot Variable Fund, Inc. Small-Cap Value Portfolio into the LVIP Value Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

   LVIP Value Opportunities Fund......................    3,262,713     1,904,378     55.30%      0.83%       2.23%

2. The approval of a new investment management agreement between the Lincoln Variable Insurance
   Products Trust and Lincoln Investment Advisory
   Corporation (formerly Jefferson Pilot Investment
   Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln
   National Corporation.

    LVIP Value Opportunities Fund.....................    3,262,713     1,904,378     55.65%      0.60%       2.11%

--------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                           LVIP Value Opportunities Fund-13

                                                      WILSHIRE 2010 PROFILE FUND

                                 [WILSHIRE LOGO]

                            LVIP Wilshire 2010
                              Profile Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                 LVIP WILSHIRE 2010 PROFILE FUND

LVIP WILSHIRE 2010 PROFILE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION                                                          2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        4

STATEMENT OF OPERATIONS                                                    5

STATEMENT OF CHANGES IN NET ASSETS                                         5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              7

OTHER FUND INFORMATION                                                    10


LVIP WILSHIRE 2010 PROFILE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD APRIL 30, 2007* TO JUNE 30, 2007

The shareholders of the Fund are limited to insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by the beneficial owners are included in the Expense Analysis Table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                              Expenses
                          Beginning    Ending               Paid During
                           Account    Account   Annualized     Period
                            Value      Value      Expense    1/1/07 to
                            1/1/07    6/30/07      Ratio      6/30/07
-----------------------------------------------------------------------


ACTUAL*
Standard Class Shares     $1,000.00  $1,008.80     0.25%       $0.43
Service Class Shares       1,000.00   1,008.30     0.50%        0.85
-----------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)**
Standard Class Shares     $1,000.00  $1,023.55     0.25%       $1.25
Service Class Shares       1,000.00   1,022.32     0.50%        2.51
-----------------------------------------------------------------------



* The fund commenced operations on April 30, 2007. The ending account value for "Actual" uses the performance since inception and is not annualized and the expenses paid during period for "Actual" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the actual since inception).

** "Expenses Paid During Period" for the hypothetical example are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

   The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment above does not reflect the expenses of the underlying funds.


                        LVIP Wilshire 2010 Profile Fund-1

   LVIP WILSHIRE 2010 PROFILE FUND

   SECTOR ALLOCATION
   AS OF JUNE 30, 2007



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

AFFILIATED INVESTMENT COMPANIES                99.72%
-------------------------------------------------------
Equity Funds                                   29.52%
Fixed Income Funds                             51.65%
International Funds                            18.55%
-------------------------------------------------------
UNAFFILIATED INVESTMENT COMPANY                 2.06%
-------------------------------------------------------
SHORT-TERM INVESTMENT                           4.27%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     106.05%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (6.05%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------






                        LVIP Wilshire 2010 Profile Fund-2

LVIP WILSHIRE 2010 PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                       NUMBER OF      VALUE
                                         SHARES     (U.S. $)


     AFFILIATED INVESTMENT COMPANIES-99.72%
     EQUITY FUNDS-29.52%
  *  Delaware VIP Trust-
      +Delaware VIP U.S. Growth
       Series......................       2,742     $$22,709
       Delaware VIP Value Series...         636       15,008
  *  Lincoln Variable Insurance
      Products Trust-
       Baron Growth Opportunities
       Fund........................         244        7,520
       Janus Capital Appreciation
       Fund........................         154        7,523
       MFS Value Fund..............       1,259       33,740
       T. Rowe Price Growth Stock
       Fund........................       1,236       22,607
                                                    --------
                                                     109,107
                                                    --------
     FIXED INCOME FUNDS-51.65%
 **  Delaware Group Government
      Funds-Inflation Protected
      Bond Fund....................      13,156      123,663
  *  Delaware VIP Trust-Delaware VIP
      Diversified Income Series....       6,878       67,266
                                                    --------
                                                     190,929
                                                    --------
     INTERNATIONAL FUNDS-18.55%
  *  Delaware VIP Trust-Delaware VIP
      Emerging Markets Series......         491       11,918
     INTERNATIONAL FUNDS (CONTINUED)
  *  Lincoln Variable Insurance
      Products Trust-
      +Cohen & Steers Global Real
       Estate Fund.................         392        3,548
       Marsico International Growth
       Fund........................       1,404       22,832
       Mondrian International Value
       Fund........................       1,210       30,293
                                                    --------
                                                      68,591
                                                    --------
     TOTAL AFFILIATED INVESTMENT
      COMPANIES
      (COST $368,468)..............                  368,627
                                                    --------

     UNAFFILIATED INVESTMENT COMPANY-2.06%
     EQUITY FUND-2.06%                                    --
 **  Fidelity Variable Insurance
      Products-
      Mid Cap Portfolio............         216        7,633
                                                    --------
     TOTAL UNAFFILIATED INVESTMENT
      COMPANY
      (COST $7,494)................                    7,633
                                                    --------

     SHORT-TERM INVESTMENT-4.27%
     MONEY MARKET INSTRUMENT-4.27%
     Dreyfus Cash Management Fund...     15,770       15,770
                                                    --------
     TOTAL SHORT-TERM INVESTMENT
      (COST $15,770)...............                   15,770
                                                    --------







TOTAL VALUE OF SECURITIES-106.05% (COST $391,732)...............................    392,030
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(6.05%).........................    (22,366)
                                                                                   --------
NET ASSETS APPLICABLE TO 36,644 SHARES OUTSTANDING-100.00%......................   $369,664
                                                                                   ========
NET ASSET VALUE-LVIP WILSHIRE 2010 PROFILE FUND STANDARD CLASS ($359,581 /
  35,644 SHARES)................................................................    $10.088
                                                                                    =======
NET ASSET VALUE-LVIP WILSHIRE 2010 PROFILE FUND SERVICE CLASS ($10,083 / 1,000
  SHARES).......................................................................    $10.083
                                                                                    =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)..................   $368,055
Undistributed net investment income.............................................      1,260
Accumulated net realized gain on investments....................................         51
Net unrealized appreciation of investments......................................        298
                                                                                   --------
Total net assets................................................................   $369,664
                                                                                   ========




----------

+ Non-income producing security for the period ended June 30, 2007.

* Standard Class shares

** Institutional Class shares

                             See accompanying notes


                        LVIP Wilshire 2010 Profile Fund-3

LVIP WILSHIRE 2010 PROFILE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments in affiliated investment companies, at market ......................   $368,627
Investments in unaffiliated investment companies, at market ....................     23,403
Other assets....................................................................         51
                                                                                   --------
Total assets....................................................................    392,081
                                                                                   --------

LIABILITIES:
Payable for securities purchased................................................     15,816
Due to manager and affiliates...................................................        898
Other accrued expenses..........................................................      5,703
                                                                                   --------
Total liabilities...............................................................     22,417
                                                                                   --------

TOTAL NET ASSETS................................................................   $369,664
                                                                                   ========
Investments in affiliated investment companies, at cost.........................   $368,468
                                                                                   --------
Investments in unaffiliated investment companies, at cost.......................   $ 23,264
                                                                                   --------




                             See accompanying notes





                        LVIP Wilshire 2010 Profile Fund-4

LVIP WILSHIRE 2010 PROFILE FUND
STATEMENT OF OPERATIONS
April 30, 2007* to June 30, 2007 (Unaudited)







INVESTMENT INCOME:
Dividends from affiliated investment
 companies............................    $  1,238
Dividends from unaffiliated investment
 companies............................         109
                                          --------
                                             1,347
                                          --------
EXPENSES:
Accounting and administration
 expenses.............................       7,170
Professional fees......................      4,090
Custodian fees.........................      1,565
Management fees........................         83
Reports and statements to
 shareholders.........................          44
Distribution expenses-Service Class....          4
Other..................................          2
                                          --------
                                            12,958
Less expenses waived...................    (12,871)
                                          --------
Total operating expenses...............         87
                                          --------
NET INVESTMENT INCOME..................      1,260
                                          --------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
Net realized gain from sale of
 investments in affiliated investment
 companies............................          51
Net change in unrealized
 appreciation/depreciation of
 investments..........................         298
                                          --------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS..........................         349
                                          --------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS......................    $  1,609
                                          ========




----------

* Date of commencement of operations.

                             See accompanying notes


LVIP WILSHIRE 2010 PROFILE FUND
STATEMENT OF CHANGES IN NET ASSETS



                                          4/30/07*
                                             TO
                                          6/30/07
                                        (UNAUDITED)
                                        -----------


INCREASE IN NET ASSETS FROM
  OPERATIONS:
Net investment income................     $  1,260
Net realized gain on investments.....           51
Net change in unrealized
 appreciation/depreciation of
 investments........................           298
                                          --------
Net increase in net assets resulting
 from operations....................         1,609
                                          --------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.....................       358,314
 Service Class......................        10,000
                                          --------
                                           368,314
Cost of shares repurchased:
 Standard Class......................         (259)
                                          --------
Increase in net assets derived from
 capital share transactions.........       368,055
                                          --------
NET INCREASE IN NET ASSETS...........      369,664

NET ASSETS:
Beginning of period..................           --
                                          --------
End of period (including
 undistributed net investment income
 of $1,260).........................      $369,664
                                          ========




----------

* Date of commencement of operations.

                             See accompanying notes




                        LVIP Wilshire 2010 Profile Fund-5

LVIP WILSHIRE 2010 PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:



                                                                      LVIP WILSHIRE 2010 PROFILE FUND
                                                                   STANDARD CLASS         SERVICE CLASS
                                                                     4/30/07(1)             4/30/07(1)
                                                                         TO                     TO
                                                                       6/30/07               6/30/07
                                                                     (UNAUDITED)           (UNAUDITED)
                                                                   ------------------------------------


Net asset value, beginning of period............................      $ 10.000               $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)........................................         0.063                  0.059
Net realized and unrealized gain on investments.................         0.025                  0.024
                                                                      --------               --------
Total from investment operations................................         0.088                  0.083
                                                                      --------               --------

Net asset value, end of period..................................      $ 10.088               $ 10.083
                                                                      ========               ========

Total return(3).................................................         0.88%                  0.83%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).........................      $    360               $     10
Ratio of expenses to average net assets (4).....................         0.25%                  0.50%
Ratio of expenses to average net assets prior to fees
 waived(4).....................................................         37.77%                 38.02%
Ratio of net investment income to average net assets............         3.68%                  3.43%
Ratio of net investment loss to average net assets prior to fees
 waived........................................................        (33.84%)               (34.09%)
Portfolio turnover..............................................           14%                    14%



----------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes



                        LVIP Wilshire 2010 Profile Fund-6

LVIP WILSHIRE 2010 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Wilshire 2010 Profile Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Fund will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation
(LIA), or non-affiliated funds from a select group of investment management firms (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund is a Target Maturity Profile Fund which is designed for investors planning to retire close to the year indicated in the name of the Fund.

The Fund's investment objective is the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements", (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
LIA is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund.


                        LVIP Wilshire 2010 Profile Fund-7

LVIP WILSHIRE 2010 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.25% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Wilshire Associates, Inc. (the 'Sub-Advisor') is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor a fee based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund (the "Funds"), as follows: 0.08% for the first $500 million of the Funds' average daily net assets, 0.06% over $500 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC an annual fee of $43,000.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the period ended June 30, 2007, fees for administrative and legal services amounted to $2 and $2, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIA, Dreyfus and Fidelity Investments serve as the investment managers for the Underlying Funds.

At June 30, 2007, the Fund had receivables due from or liabilities payable to affiliates as follows:



Receivables from LIA....................   $ 6,272
Accounting and Administration Fees
  Payable to DSC........................    (7,166)
Administration Fees Payable to Lincoln
  Life..................................        (2)
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. .........        (2)


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period ended June 30, 2007, the Fund made purchases of $381,198 and sales of $5,286 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $391,732. At June 30, 2007, net unrealized appreciation was $298 of which $1,911 related to unrealized appreciation of investments and $1,613 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period ended June 30, 2007.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest..........   $368,055
Undistributed ordinary income..........      1,311
Unrealized appreciation of
  investments..........................        298
                                          --------
Net assets.............................   $369,664
                                          ========






                        LVIP Wilshire 2010 Profile Fund-8

LVIP WILSHIRE 2010 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                            PERIOD
                                             ENDED
                                           6/30/07*
                                           --------


Shares sold:
 Standard Class........................     35,670
 Service Class.........................      1,000
                                            ------
                                            36,670
Shares repurchased:
 Standard Class........................        (26)
                                            ------
Net increase............................    36,644
                                            ======




----------

* Commenced operations on April 30, 2007.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                        LVIP Wilshire 2010 Profile Fund-9

LVIP WILSHIRE 2010 PROFILE FUND
OTHER FUND INFORMATION

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
On November 13, 2006, the Board of Trustees of Lincoln Variable Insurance Products Trust (the "Trust"), met to consider, among other things, the organization and offering of the Target Maturity Profile Funds, of which the LVIP Wilshire 2010 Profile Fund is a part (each a "Fund" and collectively, the "Funds"), and the appointment of an investment adviser and sub-adviser for the Funds. Following a presentation by Fund Management, the Independent Trustees met in executive session to consider approval of the investment advisory agreement with Lincoln Investment Advisors Corporation ("LIA") (formerly Jefferson Pilot Investment Advisory Corporation) and the sub-advisory agreement with Wilshire Associates Incorporated ("Wilshire").

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, LIA and Wilshire. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees.

ADVISORY AGREEMENT WITH LINCOLN INVESTMENT ADVISORS CORPORATION
In considering the approval of the investment advisory agreement with LIA, the Independent Trustees considered the nature, extent and quality of services proposed to be provided to the Funds by LIA, including LIA personnel, resources, compliance and oversight of sub-advisers and LIA's criteria for review of a sub-adviser's performance, the latter of which the Independent Trustees noted were the same as those of Delaware Management Company ("DMC"), the current investment adviser of the existing series of the Trust. The Independent Trustees reviewed the services to be provided by LIA in serving as investment adviser and overseeing a sub-adviser, information about its investment and compliance staff, LIA's Form ADV, compliance matters and considered that LIA would delegate day-to-day portfolio management responsibility to Wilshire. The Independent Trustees noted Fund Management's representation that some of the same personnel that performed services on behalf of DMC would also provide the same services on behalf of LIA, and considered that LIA has provided similar services to the Jefferson-Pilot funds. The Independent Trustees also considered that Lincoln National Life Insurance Company ("Lincoln") would provide administrative services for the Funds and that certain Lincoln personnel would also be providing services to the Funds on behalf of LIA. Based on this information, the Independent Trustees concluded that the services to be provided by LIA were expected to be acceptable.

The Independent Trustees reviewed each Fund's proposed advisory fee rate and estimated expense ratios for each Fund. The Board was provided information on the management fees and expense ratios for other target maturity funds and the averages of peer groups provided by Fund Management. The Independent Trustees noted that the Funds' proposed advisory fee was the same as the Lincoln Profile Funds, the existing asset allocation series of the Trust sub-advised by Wilshire, and noted that although the proposed advisory fees were above those of certain target maturity funds, the proposed advisory fees were below the average of the corresponding peer group provided by Funds Management. The Independent Trustees also noted Lincoln's agreement to limit each Fund's expenses through at least April 30, 2008. The Independent Trustees concluded that the advisory fees, together with expense limitations, were reasonable.

The Independent Trustees also reviewed the pro forma profitability analysis to LIA and its affiliates with respect to each Fund and noted LIA's representation that it would operate each Fund at a loss for the first twelve months of operation, given the expense limitation.

The Independent Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Independent Trustees noted LIA's agreement to limit each Fund's expenses through at least April 30, 2008. However, because each Fund is newly organized, the Independent Trustees determined to review economies of scale in the future after the Funds have commenced operations.

The Independent Trustees reviewed materials provided by Fund Management as to any additional benefits LIA may receive due to its association with the Funds, and noted that affiliates of LIA provide various services to other Lincoln funds and are proposed to provide similar services to the Funds.

At the November 13, 2006 meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the new advisory agreement with LIA and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT WITH WILSHIRE
In considering the approval of the proposed sub-advisory agreement between LIA and Wilshire on behalf of the Funds, the Independent Trustees considered the nature, extent and quality of services to be provided by Wilshire under the sub-advisory agreement. The Independent Trustees noted Fund Management's proposal that the Funds be added to the sub-advisory agreement with Wilshire for the existing Lincoln Profile Funds. The Independent Trustees reviewed the services to be provided by Wilshire, the background of the investment professionals proposed to service the Funds, the reputation and resources of Wilshire and the firm's asset allocation and target maturity product experience. The Independent Trustees noted that the overall level of service provided by Wilshire in connection to the Lincoln Profile Funds has been acceptable, and concluded that the services to be provided by Wilshire in connection with the Funds are expected to be acceptable.


                       LVIP Wilshire 2010 Profile Fund-10

LVIP WILSHIRE 2010 PROFILE FUND
OTHER FUND INFORMATION (CONTINUED)

With respect to sub-advisory fees, the Independent Trustees considered that Wilshire proposed to charge an asset based fee combining all of the assets of the Funds and the Lincoln Profile Funds with a revised sub-advisory fee schedule, reflecting an increased asset minimum for the first breakpoint, compared to the current schedule for the Lincoln Profile Funds. The Independent Trustees noted Wilshire's representation that the proposed sub-advisory fees are competitive and consistent with those charged to other organizations with similar business models, and concluded that the proposed sub-advisory fees were reasonable.

The Independent Trustees considered estimated profitability information regarding Wilshire in connection with its role as sub-adviser to the Funds and concluded that Wilshire's estimated profitability was not unreasonable. The Independent Trustees also considered whether Wilshire receives or would receive any incidental benefits in connection with its proposed relationship to the Funds and noted Wilshire's statement that it sought to expand its relationship with Lincoln.

At the November 13, 2006 meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the new sub-advisory agreement with Wilshire and the fees and other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                       LVIP Wilshire 2010 Profile Fund-11

                                                      WILSHIRE 2020 PROFILE FUND
                                 [WILSHIRE LOGO]

                            LVIP Wilshire 2020
                              Profile Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                 LVIP WILSHIRE 2020 PROFILE FUND

LVIP WILSHIRE 2020 PROFILE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION                                                          2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        4

STATEMENT OF OPERATIONS                                                    5

STATEMENT OF CHANGES IN NET ASSETS                                         5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              7

OTHER FUND INFORMATION                                                    10


LVIP WILSHIRE 2020 PROFILE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD APRIL 30, 2007* TO JUNE 30, 2007

The shareholders of the Fund are limited to insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by the beneficial owners are included in the Expense Analysis Table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07
--------------------------------------------------------------------------


ACTUAL*
Standard Class Shares  $1,000.00    $1,007.00       0.25%         $0.43
Service Class Shares    1,000.00     1,006.50       0.50%          0.85
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)**
Standard Class Shares  $1,000.00    $1,023.55       0.25%         $1.25
Service Class Shares    1,000.00     1,022.32       0.50%          2.51
--------------------------------------------------------------------------



* The Fund commenced operations on April 30, 2007. The ending account value for "Actual" uses the performance since inception and is not annualized and the expenses paid during period for "Actual" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the actual since inception).

** "Expenses Paid During Period" for the hypothetical example are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

   The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment above does not reflect the expenses of the underlying funds.


                        LVIP Wilshire 2020 Profile Fund-1

LVIP WILSHIRE 2020 PROFILE FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2007




                                           PERCENTAGE
SECTOR                                   OF NET ASSETS
------------------------------------------------------

AFFILIATED INVESTMENT COMPANIES               95.23%
------------------------------------------------------
Equity Funds                                  33.27%
Fixed Income Funds                            40.27%
International Funds                           21.69%
------------------------------------------------------
UNAFFILIATED INVESTMENT COMPANY                2.96%
------------------------------------------------------
SHORT-TERM INVESTMENT                         20.11%
------------------------------------------------------
TOTAL VALUE OF SECURITIES                    118.30%
------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                               (18.30%)
------------------------------------------------------
TOTAL NET ASSETS                             100.00%
------------------------------------------------------






                        LVIP Wilshire 2020 Profile Fund-2

LVIP WILSHIRE 2020 PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                      NUMBER OF       VALUE
                                        SHARES      (U.S. $)


     AFFILIATED INVESTMENT COMPANIES-95.23%
     EQUITY FUNDS-33.27%
  *  Delaware VIP Trust-
      +Delaware VIP U.S. Growth
      Series......................      10,799     $  $89,415
       Delaware VIP Value Series..       2,688         63,402
  *  Lincoln Variable Insurance
      Products Trust-
       Baron Growth Opportunities
       Fund.......................         824         25,458
       Delaware Special
       Opportunities Fund.........         779         38,133
       MFS Value Fund.............       4,729        126,679
       T. Rowe Price Growth Stock
       Fund.......................       4,866         89,036
                                                   ----------
                                                      432,123
                                                   ----------

     FIXED INCOME FUNDS-40.27%
 **  Delaware Group Government
      Funds-
       Inflation Protected Bond
       Fund.......................      31,272        293,957
  *  Delaware VIP Trust-
       Delaware VIP Diversified
       Income Series..............      23,434        229,183
                                                   ----------
                                                      523,140
                                                   ----------

     INTERNATIONAL FUNDS-21.69%
  *  Delaware VIP Trust-
       Delaware VIP Emerging
       Markets Series.............       1,624         39,431
  *  Lincoln Variable Insurance
      Products Trust-
      +Cohen & Steers Global Real
       Estate Fund................       2,718         24,596
  *  Lincoln Variable Insurance
      Products Trust-
       Marsico International
       Growth Fund................       6,304        102,522
       Mondrian International
       Value Fund.................       4,604        115,227
                                                   ----------
                                                      281,776
                                                   ----------
     TOTAL AFFILIATED INVESTMENT
      COMPANIES (COST
      $1,238,924).................                  1,237,039
                                                   ----------

     UNAFFILIATED INVESTMENT
      COMPANY-2.96%
     EQUITY FUND-2.96%

 **  Fidelity Variable Insurance
      Products- Mid Cap
      Portfolio...................       1,090         38,490
                                                   ----------
     TOTAL UNAFFILIATED INVESTMENT
      COMPANY
      (COST $38,253)..............                     38,490
                                                   ----------

     SHORT-TERM INVESTMENT-20.11%

     MONEY MARKET INSTRUMENT-20.11%
     Dreyfus Cash Management Fund..    261,191        261,191
                                                   ----------
     TOTAL SHORT-TERM INVESTMENT
      (COST $261,191).............                    261,191
                                                   ----------







TOTAL VALUE OF SECURITIES-118.30% (COST $1,538,368)............................    1,536,720
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(18.30%).......................     (237,749)
                                                                                  ----------
NET ASSETS APPLICABLE TO 128,999 SHARES OUTSTANDING-100.00%                       $1,298,971
                                                                                  ==========
NET ASSET VALUE-LVIP WILSHIRE 2020 PROFILE FUND STANDARD CLASS ($1,284,813 /
  127,592 SHARES)..............................................................      $10.070
                                                                                     =======
NET ASSET VALUE-LVIP WILSHIRE 2020 PROFILE FUND SERVICE CLASS ($14,158 /
  1,406.6 SHARES)..............................................................      $10.065
                                                                                     =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par).................   $1,298,325
Undistributed net investment income............................................        2,218
Accumulated net realized gain on investments...................................           76
Net unrealized depreciation of investments.....................................       (1,648)
                                                                                  ----------
Total net assets...............................................................   $1,298,971
                                                                                  ==========




----------
+ Non-income producing security for the period ended June 30, 2007.

* Standard Class shares

** Institutional Class shares

                             See accompanying notes


                        LVIP Wilshire 2020 Profile Fund-3

LVIP WILSHIRE 2020 PROFILE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments in affiliated investment companies, at market......................   $1,237,039
Investments in unaffiliated investment companies, at market....................      299,681
Cash...........................................................................           80
Subscriptions receivable.......................................................       30,076
Interest receivable............................................................           74
                                                                                  ----------
Total assets...................................................................    1,566,950
                                                                                  ----------
LIABILITIES:
Payable for securities purchased...............................................      261,271
Liquidations payable...........................................................           23
Due to manager and affiliates..................................................          989
Other accrued expenses.........................................................        5,696
                                                                                  ----------
Total liabilities..............................................................      267,979
                                                                                  ----------

TOTAL NET ASSETS...............................................................   $1,298,971
                                                                                  ==========
Investments in affiliated investment companies, at cost........................   $1,238,924
                                                                                  ----------
Investments in unaffiliated investment companies, at cost......................   $  299,444
                                                                                  ----------




                             See accompanying notes


                        LVIP Wilshire 2020 Profile Fund-4

LVIP WILSHIRE 2020 PROFILE FUND
STATEMENT OF OPERATIONS
April 30, 2007* to June 30, 2007 (Unaudited)









INVESTMENT INCOME:
Dividends from affiliated investment
  companies............................   $  2,019
Dividends from unaffiliated investment
  companies............................        383
                                          --------
                                             2,402
                                          --------
EXPENSES:
Accounting and administration
  expenses.............................      7,178
Professional fees......................      4,090
Custodian fees.........................      1,557
Management fees........................        180
Reports and statements to
  shareholders.........................         44
Distribution expenses-Service Class....          4
Other..................................          2
                                          --------
                                            13,055
Less expenses waived...................    (12,871)
                                          --------
Total operating expenses...............        184
                                          --------
NET INVESTMENT INCOME..................      2,218
                                          --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain from sale of
 investments in affiliated investment
 companies............................          75
Net realized gain from sale of
 investments in unaffiliated
 investment companies.................           1
                                          --------
Net realized gain on investments.......         76
Net change in unrealized
 appreciation/depreciation of
 investments..........................      (1,648)
                                          --------
NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS...........................     (1,572)
                                          --------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.......................   $    646
                                          ========




----------
* Date of commencement of operations.

                             See accompanying notes


LVIP WILSHIRE 2020 PROFILE FUND
STATEMENT OF CHANGES IN NET ASSETS




                                          4/30/07*
                                             TO
                                          6/30/07
                                        (UNAUDITED)
                                        -----------


INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income................    $    2,218
Net realized gain on investments.....            76
Net change in unrealized
 appreciation/depreciation of
 investments.........................        (1,648)
                                         ----------
Net increase in net assets resulting
  from operations....................           646
                                         ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.....................      1,285,196
 Service Class......................         14,086
                                         ----------
                                          1,299,282
                                         ----------
Cost of shares repurchased:
 Standard Class.....................           (951)
 Service Class......................             (6)
                                         ----------
                                               (957)
                                         ----------
Increase in net assets derived from
 capital share transactions..........     1,298,325
                                         ----------
NET INCREASE IN NET ASSETS...........     1,298,971

NET ASSETS:
Beginning of period..................            --
                                         ----------
End of period (including
 undistributed net investment income
 of $2,218)..........................    $1,298,971
                                         ==========




----------
* Date of commencement of operations.

                             See accompanying notes


                        LVIP Wilshire 2020 Profile Fund-5

LVIP WILSHIRE 2020 PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:



                                                      LVIP WILSHIRE 2020 PROFILE FUND
                                                   STANDARD CLASS         SERVICE CLASS
                                                     4/30/07(1)             4/30/07(1)
                                                         TO                     TO
                                                       6/30/07               6/30/07
                                                     (UNAUDITED)           (UNAUDITED)
                                                   --------------         -------------


Net asset value, beginning of period............      $ 10.000               $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)........................         0.050                  0.046
Net realized and unrealized gain on
  investments...................................         0.020                  0.019
                                                      --------               --------
Total from investment operations................         0.070                  0.065
                                                      --------               --------

Net asset value, end of period..................      $ 10.070               $ 10.065
                                                      ========               ========
Total return(3).................................         0.70%                  0.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).........      $  1,285               $     14
Ratio of expenses to average net assets(4)......         0.25%                  0.50%
Ratio of expenses to average net assets prior to
 fees waived(4)................................         17.19%                 17.44%
Ratio of net investment income to average net
  assets........................................         2.92%                  2.67%
Ratio of net investment loss to average net
 assets prior to fees waived...................        (14.03%)               (14.28%)
Portfolio turnover..............................           10%                    10%



----------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes


                        LVIP Wilshire 2020 Profile Fund-6

LVIP WILSHIRE 2020 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Wilshire 2020 Profile Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Fund will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation
(LIA), or non-affiliated funds from a select group of investment management firms (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund is a Target Maturity Profile Fund which is designed for investors planning to retire close to the year indicated in the name of the Fund.

The Fund's investment objective is the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements", (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
LIA is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund.


                        LVIP Wilshire 2020 Profile Fund-7

LVIP WILSHIRE 2020 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.25% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Wilshire Associates, Inc. (the 'Sub-Advisor') is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor a fee based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund (the "Funds"), as follows: 0.08% for the first $500 million of the Funds' average daily net assets, 0.06% over $500 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC an annual fee of $43,000.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the period ended June 30, 2007, fees for administrative and legal services amounted to $10 and $2, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIA, Dreyfus and Fidelity Investments serve as the investment managers for the Underlying Funds.

At June 30, 2007, the Fund had receivables due from or liabilities payable to affiliates as follows:



Receivables from LIA....................   $ 6,189
Accounting and Administration Fees
  Payable to DSC........................    (7,166)
Administration Fees Payable to Lincoln
  Life..................................       (10)
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. .........        (2)


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period ended June 30, 2007, the Fund made purchases of $1,287,892 and sales of $10,792 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $1,538,368. At June 30, 2007, net unrealized depreciation was $1,648 of which $2,557 related to unrealized appreciation of investments and $4,205 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period ended June 30, 2007.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest..........   $1,298,325
Undistributed ordinary income..........        2,294
Unrealized depreciation of
  investments..........................       (1,648)
                                          ----------
Net assets.............................   $1,298,971
                                          ==========






                        LVIP Wilshire 2020 Profile Fund-8

LVIP WILSHIRE 2020 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                        PERIOD
                                         ENDED
                                       6/30/07*
                                       --------


Shares sold:
 Standard Class.....................    127,686
 Service Class......................      1,407
                                        -------
                                        129,093
Shares repurchased:
 Standard Class.....................        (94)
                                        -------
Net increase........................    128,999
                                        =======




----------
* Commenced operations on April 30, 2007.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                        LVIP Wilshire 2020 Profile Fund-9

LVIP WILSHIRE 2020 PROFILE FUND
OTHER FUND INFORMATION

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
On November 13, 2006, the Board of Trustees of Lincoln Variable Insurance Products Trust (the "Trust"), met to consider, among other things, the organization and offering of the Target Maturity Profile Funds of which the LVIP Wilshire 2020 Profile Fund is a part (each a "Fund" and collectively, the "Funds"), and the appointment of an investment adviser and sub-adviser for the Funds. Following a presentation by Fund Management, the Independent Trustees met in executive session to consider approval of the investment advisory agreement with Lincoln Investment Advisors Corporation ("LIA") (formerly Jefferson Pilot Investment Advisory Corporation) and the sub-advisory agreement with Wilshire Associates Incorporated ("Wilshire").

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, LIA and Wilshire. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees.

ADVISORY AGREEMENT WITH LINCOLN INVESTMENT ADVISORS CORPORATION
In considering the approval of the investment advisory agreement with LIA, the Independent Trustees considered the nature, extent and quality of services proposed to be provided to the Funds by LIA, including LIA personnel, resources, compliance and oversight of sub-advisers and LIA's criteria for review of a sub-adviser's performance, the latter of which the Independent Trustees noted were the same as those of Delaware Management Company ("DMC"), the current investment adviser of the existing series of the Trust. The Independent Trustees reviewed the services to be provided by LIA in serving as investment adviser and overseeing a sub-adviser, information about its investment and compliance staff, LIA's Form ADV, compliance matters and considered that LIA would delegate day-to-day portfolio management responsibility to Wilshire. The Independent Trustees noted Fund Management's representation that some of the same personnel that performed services on behalf of DMC would also provide the same services on behalf of LIA, and considered that LIA has provided similar services to the Jefferson-Pilot funds. The Independent Trustees also considered that Lincoln National Life Insurance Company ("Lincoln") would provide administrative services for the Funds and that certain Lincoln personnel would also be providing services to the Funds on behalf of LIA. Based on this information, the Independent Trustees concluded that the services to be provided by LIA were expected to be acceptable.

The Independent Trustees reviewed each Fund's proposed advisory fee rate and estimated expense ratios for each Fund. The Board was provided information on the management fees and expense ratios for other target maturity funds and the averages of peer groups provided by Fund Management. The Independent Trustees noted that the Funds' proposed advisory fee was the same as the Lincoln Profile Funds, the existing asset allocation series of the Trust sub-advised by Wilshire, and noted that although the proposed advisory fees were above those of certain target maturity funds, the proposed advisory fees were below the average of the corresponding peer group provided by Fund Management. The Independent Trustees also noted Lincoln's agreement to limit each Fund's expenses through at least April 30, 2008. The Independent Trustees concluded that the advisory fees, together with expense limitations, were reasonable.

The Independent Trustees also reviewed the pro forma profitability analysis to LIA and its affiliates with respect to each Fund and noted LIA's representation that it would operate each Fund at a loss for the first twelve months of operation, given the expense limitation.

The Independent Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Independent Trustees noted LIA's agreement to limit each Fund's expenses through at least April 30, 2008. However, because each Fund is newly organized, the Independent Trustees determined to review economies of scale in the future after the Funds have commenced operations.

The Independent Trustees reviewed materials provided by Fund Management as to any additional benefits LIA may receive due to its association with the Funds, and noted that affiliates of LIA provide various services to other Lincoln funds and are proposed to provide similar services to the Funds.

At the November 13, 2006 meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the new advisory agreement with LIA and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT WITH WILSHIRE
In considering the approval of the proposed sub-advisory agreement between LIA and Wilshire on behalf of the Funds, the Independent Trustees considered the nature, extent and quality of services to be provided by Wilshire under the sub-advisory agreement. The Independent Trustees noted Fund Management's proposal that the Funds be added to the sub-advisory agreement with Wilshire for the existing Lincoln Profile Funds. The Independent Trustees reviewed the services to be provided by Wilshire, the background of the investment professionals proposed to service the Funds, the reputation and resources of Wilshire and the firm's asset allocation and target maturity product experience. The Independent Trustees noted that the overall level of service provided by Wilshire in connection to the Lincoln Profile Funds has been acceptable, and concluded that the services to be provided by Wilshire in connection with the Funds are expected to be acceptable.


                       LVIP Wilshire 2020 Profile Fund-10

LVIP WILSHIRE 2020 PROFILE FUND
OTHER FUND INFORMATION (CONTINUED)

With respect to sub-advisory fees, the Independent Trustees considered that Wilshire proposed to charge an asset based fee combining all of the assets of the Funds and the Lincoln Profile Funds with a revised sub-advisory fee schedule, reflecting an increased asset minimum for the first breakpoint, compared to the current schedule for the Lincoln Profile Funds. The Independent Trustees noted Wilshire's representation that the proposed sub-advisory fees are competitive and consistent with those charged to other organizations with similar business models, and concluded that the proposed sub-advisory fees were reasonable.

The Independent Trustees considered estimated profitability information regarding Wilshire in connection with its role as sub-adviser to the Funds and concluded that Wilshire's estimated profitability was not unreasonable. The Independent Trustees also considered whether Wilshire receives or would receive any incidental benefits in connection with its proposed relationship to the Funds and noted Wilshire's statement that it sought to expand its relationship with Lincoln.

At the November 13, 2006 meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the new sub-advisory agreement with Wilshire and the fees and other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                       LVIP Wilshire 2020 Profile Fund-11

                                                      WILSHIRE 2030 PROFILE FUND
                                 [WILSHIRE LOGO]

                            LVIP Wilshire 2030
                              Profile Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                 LVIP WILSHIRE 2030 PROFILE FUND

LVIP WILSHIRE 2030 PROFILE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION                                                          2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        4

STATEMENT OF OPERATIONS                                                    5

STATEMENT OF CHANGES IN NET ASSETS                                         5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              7

OTHER FUND INFORMATION                                                    10


LVIP WILSHIRE 2030 PROFILE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD APRIL 30, 2007* TO JUNE 30, 2007

The shareholders of the Fund are limited to insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by the beneficial owners are included in the Expense Analysis Table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07
--------------------------------------------------------------------------


ACTUAL*
Standard Class Shares  $1,000.00    $1,024.50       0.25%         $0.43
Service Class Shares    1,000.00     1,024.10       0.50%          0.86
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)**
Standard Class Shares  $1,000.00    $1,023.55       0.25%         $1.25
Service Class Shares    1,000.00     1,022.32       0.50%          2.51
--------------------------------------------------------------------------



* The Fund commenced operations on April 30, 2007. The ending account value for "Actual" uses the performance since inception and is not annualized and the expenses paid during period for "Actual" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the actual since inception).

** "Expenses Paid During Period" for the hypothetical example are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

   The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment above does not reflect the expenses of the underlying funds.


                        LVIP Wilshire 2030 Profile Fund-1

LVIP WILSHIRE 2030 PROFILE FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2007



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

AFFILIATED INVESTMENT COMPANIES               104.17%
-------------------------------------------------------
Equity Funds                                   43.96%
Fixed Income Funds                             28.77%
International Funds                            31.44%
-------------------------------------------------------
UNAFFILIATED INVESTMENT COMPANY                 3.25%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     107.42%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (7.42%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------






                        LVIP Wilshire 2030 Profile Fund-2

LVIP WILSHIRE 2030 PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                       NUMBER OF      VALUE
                                         SHARES     (U.S. $)


     AFFILIATED INVESTMENT COMPANIES-104.17%
     EQUITY FUNDS-43.96%
  *  Delaware VIP Trust-
      Delaware VIP Small Cap Value
      Series.......................        228      $ $7,532
     +Delaware VIP U.S. Growth
      Series.......................      4,128        34,182
      Delaware VIP Value Series....        961        22,671
  *  Lincoln Variable Insurance
      Products Trust-
      Baron Growth Opportunities
      Fund.........................        245         7,553
      Delaware Special
      Opportunities Fund...........        154         7,558
      MFS Value Fund...............      1,551        41,557
      T. Rowe Price Growth Stock
      Fund.........................      1,861        34,059
                                                    --------
                                                     155,112

                                                    --------
     FIXED INCOME FUNDS-28.77%
 **  Delaware Group Government
      Funds-
      Inflation Protected Bond
      Fund.........................      4,802        45,136
  *  Delaware VIP Trust-
      Delaware VIP Diversified
      Income Series................      5,765        56,381
                                                    --------
                                                     101,517
                                                    --------

     INTERNATIONAL FUNDS-31.44%
  *  Delaware VIP Trust-
      Delaware VIP Emerging Markets
      Series.......................        815        19,782
  *  Lincoln Variable Insurance
      Products Trust-
      +Cohen & Steers Global Real
       Estate Fund.................        799         7,229
      Marsico International Growth
      Fund.........................      2,354        38,291
      Mondrian International Value
      Fund.........................      1,519        38,023
      Templeton Growth Fund........        222         7,599
                                                    --------
                                                     110,924
                                                    --------
     TOTAL AFFILIATED INVESTMENT
      COMPANIES (COST $364,893)....                  367,553
                                                    --------

     UNAFFILIATED INVESTMENT COMPANY-3.25%
     EQUITY FUND-3.25%
 **  Fidelity Variable Insurance
      Products-
      Mid Cap Portfolio............        325        11,473
                                                    --------
     TOTAL UNAFFILIATED INVESTMENT
      COMPANY (COST $11,270).......                   11,473
                                                    --------








TOTAL VALUE OF SECURITIES-107.42% (COST $376,163).....................    379,026
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(7.42%)...............    (26,183)
                                                                         --------
NET ASSETS APPLICABLE TO 34,441 SHARES OUTSTANDING-100.00%............   $352,843
                                                                         ========
NET ASSET VALUE-LVIP WILSHIRE 2030 PROFILE FUND STANDARD CLASS
  ($308,592 / 30,120 SHARES)..........................................    $10.245
                                                                          =======
NET ASSET VALUE-LVIP WILSHIRE 2030 PROFILE FUND SERVICE CLASS ($44,251
  / 4,321 SHARES).....................................................    $10.241
                                                                          =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)........   $349,586
Undistributed net investment income...................................        325
Accumulated net realized gain on investments..........................         69
Net unrealized appreciation of investments............................      2,863
                                                                         --------
Total net assets......................................................   $352,843
                                                                         ========




----------
+ Non-income producing security for the period ended June 30, 2007.

* Standard Class shares

** Institutional Class shares

                             See accompanying notes



                        LVIP Wilshire 2030 Profile Fund-3

LVIP WILSHIRE 2030 PROFILE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments in affiliated investment companies, at market ......................   $367,553
Investments in unaffiliated investment company, at market.......................     11,473
Subscriptions receivable........................................................     76,587
                                                                                   --------
Total assets....................................................................    455,613
                                                                                   --------

LIABILITIES:
Cash overdraft..................................................................      3,584
Payable for securities purchased................................................     92,610
Due to manager and affiliates...................................................        872
Other accrued expenses..........................................................      5,704
                                                                                   --------
Total liabilities...............................................................    102,770
                                                                                   --------

TOTAL NET ASSETS................................................................   $352,843
                                                                                   ========
Investments in affiliated investment companies, at cost.........................   $364,893
                                                                                   --------
Investments in unaffiliated investment company, at cost.........................   $ 11,270
                                                                                   --------




                             See accompanying notes



                        LVIP Wilshire 2030 Profile Fund-4

LVIP WILSHIRE 2030 PROFILE FUND
STATEMENT OF OPERATIONS
April 30, 2007* to June 30, 2007 (Unaudited)







INVESTMENT INCOME:
Dividends from affiliated investment
       companies......................    $    358
Dividends from unaffiliated investment
 company..............................          24
                                          --------
                                               382
                                          --------
EXPENSES:
Accounting and administration
       expenses.......................       7,170
Professional fees......................      4,090
Custodian fees.........................      1,564
Management fees........................         49
Reports and statements to
       shareholders...................          44
Distribution expenses-Service Class....          9
Other..................................          2
                                          --------
                                            12,928
Less expenses waived...................    (12,871)
                                          --------
Total operating expenses...............         57
                                          --------
NET INVESTMENT INCOME..................        325
                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain from sale of
 investments in affiliated investment
 companies............................          71
Net realized loss from sale of
 investments in unaffiliated
 investment companies.................          (2)
                                          --------
Net realized gain on investments.......         69
Net change in unrealized
 appreciation/depreciation of
 investments..........................       2,863
                                          --------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS..........................       2,932
                                          --------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS......................    $  3,257
                                          ========




----------
* Date of commencement of operations.

                             See accompanying notes


LVIP WILSHIRE 2030 PROFILE FUND
STATEMENT OF CHANGES IN NET ASSETS



                                          4/30/07*
                                             TO
                                          6/30/07
                                        (UNAUDITED)
                                        -----------


INCREASE IN NET ASSETS FROM
  OPERATIONS:
Net investment income................     $    325
Net realized gain on investments.....           69
Net change in unrealized
 appreciation/depreciation of
 investments........................         2,863
                                          --------
Net increase in net assets resulting
 from operations....................         3,257
                                          --------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class......................      305,918
 Service Class.......................       75,300
                                          --------
                                           381,218
                                          --------
Cost of shares repurchased:
 Standard Class......................         (109)
 Standard Class......................      (31,523)
                                          --------
                                           (31,632)
                                          --------
Increase in net assets derived from
 capital share transactions.........       349,586
                                          --------
NET INCREASE IN NET ASSETS...........      352,843

NET ASSETS:
Beginning of period..................           --
                                          --------
End of period (including
 undistributed net investment income
 of $325)...........................      $352,843
                                          ========




----------
* Date of commencement of operations.

                             See accompanying notes



                        LVIP Wilshire 2030 Profile Fund-5

LVIP WILSHIRE 2030 PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:



                                            LVIP WILSHIRE 2030 PROFILE FUND
                                         STANDARD CLASS         SERVICE CLASS
                                           4/30/07(1)             4/30/07(1)
                                               TO                     TO
                                             6/30/07               6/30/07
                                           (UNAUDITED)           (UNAUDITED)
                                         ------------------------------------


Net asset value, beginning of period..      $ 10.000               $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)..............         0.028                  0.024
Net realized and unrealized gain on
 investments.........................          0.217                  0.217
                                            --------               --------
Total from investment operations......         0.245                  0.241
                                            --------               --------

Net asset value, end of period........      $ 10.245               $ 10.241
                                            ========               ========

Total return(3).......................         2.45%                  2.41%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)............................       $    309               $     44
Ratio of expenses to average net
 assets(4)...........................          0.25%                  0.50%
Ratio of expenses to average net
 assets prior to fees waived(4)......         63.14%                 63.39%
Ratio of net investment income to
 average net assets..................          1.63%                  1.38%
Ratio of net investment loss to
 average net assets prior to fees
 waived..............................        (61.27%)               (61.52%)
Portfolio turnover....................           60%                    60%



----------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes



                        LVIP Wilshire 2030 Profile Fund-6

LVIP WILSHIRE 2030 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Wilshire 2030 Profile Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Fund will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation
(LIA), or non-affiliated funds from a select group of investment management firms (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund is a Target Maturity Profile Fund which is designed for investors planning to retire close to the year indicated in the name of the Fund.

The Fund's investment objective is the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements", (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
LIA is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund.


                        LVIP Wilshire 2030 Profile Fund-7

LVIP WILSHIRE 2030 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.25% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Wilshire Associates, Inc. (the 'Sub-Advisor') is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor a fee based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund (the "Funds"), as follows: 0.08% for the first $500 million of the Funds' average daily net assets, 0.06% over $500 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC an annual fee of $43,000.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the period ended June 30, 2007, fees for administrative and legal services amounted to $2 and $2, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIA, Dreyfus and Fidelity Investments serve as the investment managers for the Underlying Funds.

At June 30, 2007, the Fund had receivables due from or liabilities payable to affiliates as follows:



Receivables from LIA....................   $ 6,303
Accounting and Administration Fees
  Payable to DSC........................    (7,166)
Administration Fees Payable to Lincoln
  Life..................................        (2)
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. .........        (7)


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period ended June 30, 2007, the Fund made purchases of $395,693 and sales of $19,599 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $376,280. At June 30, 2007, net unrealized appreciation was $2,746 of which $3,344 related to unrealized appreciation of investments and $598 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period ended June 30, 2007.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest..........   $349,586
Undistributed ordinary income..........        511
Unrealized appreciation of
  investments..........................      2,746
                                          --------
Net assets.............................   $352,843
                                          ========



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.


                        LVIP Wilshire 2030 Profile Fund-8

LVIP WILSHIRE 2030 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                            PERIOD
                                             ENDED
                                           6/30/07*
                                           --------


Shares sold:
 Standard Class........................     30,131
 Service Class.........................      7,433
                                            ------
                                            37,564
                                            ------
Shares repurchased:
 Standard Class........................        (11)
 Service Class.........................     (3,112)
                                            ------
                                            (3,123)
                                            ------
Net increase............................    34,441
                                            ======




----------
* Commenced operations on April 30, 2007.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                        LVIP Wilshire 2030 Profile Fund-9

LVIP WILSHIRE 2030 PROFILE FUND
OTHER FUND INFORMATION

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
On November 13, 2006, the Board of Trustees of Lincoln Variable Insurance Products Trust (the "Trust"), met to consider, among other things, the organization and offering of the Target Maturity Profile Funds, of which the LVIP Wilshire 2030 Profile Fund is a part (each a "Fund" and collectively, the "Funds"), and the appointment of an investment adviser and sub-adviser for the Funds. Following a presentation by Fund Management, the Independent Trustees met in executive session to consider approval of the investment advisory agreement with Lincoln Investment Advisors Corporation ("LIA") (formerly Jefferson Pilot Investment Advisory Corporation) and the sub-advisory agreement with Wilshire Associates Incorporated ("Wilshire").

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, LIA and Wilshire. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees.

ADVISORY AGREEMENT WITH LINCOLN INVESTMENT ADVISORS CORPORATION
In considering the approval of the investment advisory agreement with LIA, the Independent Trustees considered the nature, extent and quality of services proposed to be provided to the Funds by LIA, including LIA personnel, resources, compliance and oversight of sub-advisers and LIA's criteria for review of a sub-adviser's performance, the latter of which the Independent Trustees noted were the same as those of Delaware Management Company ("DMC"), the current investment adviser of the existing series of the Trust. The Independent Trustees reviewed the services to be provided by LIA in serving as investment adviser and overseeing a sub-adviser, information about its investment and compliance staff, LIA's Form ADV, compliance matters and considered that LIA would delegate day-to-day portfolio management responsibility to Wilshire. The Independent Trustees noted Fund Management's representation that some of the same personnel that performed services on behalf of DMC would also provide the same services on behalf of LIA, and considered that LIA has provided similar services to the Jefferson-Pilot funds. The Independent Trustees also considered that Lincoln National Life Insurance Company ("Lincoln") would provide administrative services for the Funds and that certain Lincoln personnel would also be providing services to the Funds on behalf of LIA. Based on this information, the Independent Trustees concluded that the services to be provided by LIA were expected to be acceptable.

The Independent Trustees reviewed each Fund's proposed advisory fee rate and estimated expense ratios for each Fund. The Board was provided information on the management fees and expense ratios for other target maturity funds and the averages of peer groups provided by Fund Management. The Independent Trustees noted that the Funds' proposed advisory fee was the same as the Lincoln Profile Funds, the existing asset allocation series of the Trust sub-advised by Wilshire, and noted that although the proposed advisory fees were above those of certain target maturity funds, the proposed advisory fees were below the average of the corresponding peer group provided by Fund Management. The Independent Trustees also noted Lincoln's agreement to limit each Fund's expenses through at least April 30, 2008. The Independent Trustees concluded that the advisory fees, together with expense limitations, were reasonable.

The Independent Trustees also reviewed the pro forma profitability analysis to LIA and its affiliates with respect to each Fund and noted LIA's representation that it would operate each Fund at a loss for the first twelve months of operation, given the expense limitation.

The Independent Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Independent Trustees noted LIA's agreement to limit each Fund's expenses through at least April 30, 2008. However, because each Fund is newly organized, the Independent Trustees determined to review economies of scale in the future after the Funds have commenced operations.

The Independent Trustees reviewed materials provided by Fund Management as to any additional benefits LIA may receive due to its association with the Funds, and noted that affiliates of LIA provide various services to other Lincoln funds and are proposed to provide similar services to the Funds.

At the November 13, 2006 meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the new advisory agreement with LIA and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT WITH WILSHIRE
In considering the approval of the proposed sub-advisory agreement between LIA and Wilshire on behalf of the Funds, the Independent Trustees considered the nature, extent and quality of services to be provided by Wilshire under the sub-advisory agreement. The Independent Trustees noted Fund Management's proposal that the Funds be added to the sub-advisory agreement with Wilshire for the existing Lincoln Profile Funds. The Independent Trustees reviewed the services to be provided by Wilshire, the background of the investment professionals proposed to service the Funds, the reputation and resources of Wilshire and the firm's asset allocation and target maturity product experience. The Independent Trustees noted that the overall level of service provided by Wilshire in connection to the Lincoln Profile Funds has been acceptable, and concluded that the services to be provided by Wilshire in connection with the Funds are expected to be acceptable.

With respect to sub-advisory fees, the Independent Trustees considered that Wilshire proposed to charge an asset based fee combining all of the assets of the Funds and the Lincoln Profile Funds with a revised sub-advisory fee schedule, reflecting an increased asset minimum for the first breakpoint, compared to the current schedule for the Lincoln Profile Funds. The Independent Trustees noted Wilshire's representation that the proposed sub-advisory fees are competitive and consistent with those charged to other organizations with similar business models, and concluded that the proposed sub-advisory fees were reasonable.


                       LVIP Wilshire 2030 Profile Fund-10

LVIP WILSHIRE 2030 PROFILE FUND
OTHER FUND INFORMATION (CONTINUED)

The Independent Trustees considered estimated profitability information regarding Wilshire in connection with its role as sub-adviser to the Funds and concluded that Wilshire's estimated profitability was not unreasonable. The Independent Trustees also considered whether Wilshire receives or would receive any incidental benefits in connection with its proposed relationship to the Funds and noted Wilshire's statement that it sought to expand its relationship with Lincoln.

At the November 13, 2006 meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the new sub-advisory agreement with Wilshire and the fees and other amounts to be paid under the agreement.



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                       LVIP Wilshire 2030 Profile Fund-11

                                                      WILSHIRE 2040 PROFILE FUND

                                 [WILSHIRE LOGO]

                            LVIP Wilshire 2040
                              Profile Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                                 LVIP WILSHIRE 2040 PROFILE FUND

LVIP WILSHIRE 2040 PROFILE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION                                                          2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        4

STATEMENT OF OPERATIONS                                                    5

STATEMENT OF CHANGES IN NET ASSETS                                         5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              7

OTHER FUND INFORMATION                                                    10


LVIP WILSHIRE 2040 PROFILE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD APRIL 30, 2007* TO JUNE 30, 2007

The shareholders of the Fund are limited to insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by the beneficial owners are included in the Expense Analysis Table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07        Ratio        6/30/07
--------------------------------------------------------------------------


ACTUAL*
Standard Class Shares  $1,000.00    $1,023.60       0.25%         $0.43
Service Class Shares    1,000.00     1,023.10       0.50%          0.86
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)**
Standard Class Shares  $1,000.00    $1,023.55       0.25%         $1.25
Service Class Shares    1,000.00     1,022.32       0.50%          2.51
--------------------------------------------------------------------------




* The Fund commenced operations on April 30, 2007. The ending account value for "Actual" uses the performance since inception and is not annualized and the expenses paid during period for "Actual" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the actual since inception).

** "Expenses Paid During Period" for the hypothetical example are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

   The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment above does not reflect the expenses of the underlying funds.


                        LVIP Wilshire 2040 Profile Fund-1

LVIP WILSHIRE 2040 PROFILE FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2007





                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

AFFILIATED INVESTMENT COMPANIES                97.46%
-------------------------------------------------------
Equity Funds                                   50.67%
Fixed Income Funds                              7.98%
International Funds                            38.81%
-------------------------------------------------------
UNAFFILIATED INVESTMENT COMPANY                 4.11%
-------------------------------------------------------
SHORT-TERM INVESTMENT                          11.73%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     113.30%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                (13.30%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------






                        LVIP Wilshire 2040 Profile Fund-2

LVIP WILSHIRE 2040 PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                       NUMBER OF      VALUE
                                         SHARES     (U.S. $)


     AFFILIATED INVESTMENT COMPANIES-97.46%
     EQUITY FUNDS-50.67%
  *  Delaware VIP Trust-
       Delaware VIP Small Cap Value
       Series......................         173     $ $5,712
      +Delaware VIP U.S. Growth
       Series......................       2,552       21,127
       Delaware VIP Value Series...         565       13,339
  *  Lincoln Variable Insurance
      Products Trust-
       Baron Growth Opportunities
       Fund........................         123        3,811
       Delaware Special
       Opportunities Fund..........         117        5,731
       MFS Value Fund..............         854       22,865
       T. Rowe Price Growth Stock
       Fund........................       1,251       22,899
                                                    --------
                                                      95,484
                                                    --------
     FIXED INCOME FUNDS-7.98%
 **  Delaware Group Government
      Funds-
       Inflation Protected Bond
       Fund........................         798        7,502
  *  Delaware VIP Trust-
      Delaware VIP Diversified
      Income Series................         769        7,523
                                                    --------
                                                      15,025
                                                    --------
     INTERNATIONAL FUNDS-38.81%
  *  Delaware VIP Trust-
       Delaware VIP Emerging
       Markets Series..............         415       10,086
  *  Lincoln Variable Insurance
      Products Trust-
      +Cohen & Steers Global Real
       Estate Fund.................         395        3,577
       Marsico International Growth
       Fund........................       1,421       23,117
       Mondrian International Value
       Fund........................       1,147       28,698
       Templeton Growth Fund.......         224        7,654
                                                    --------
                                                      73,132
                                                    --------
     TOTAL AFFILIATED INVESTMENT
      COMPANIES (COST $181,334)                      183,641
                                                    --------
     UNAFFILIATED INVESTMENT COMPANY-4.11%
     EQUITY FUND-4.11%
 **  Fidelity Variable Insurance
      Products-
      Mid Cap Portfolio............         219        7,738
                                                    --------
     TOTAL UNAFFILIATED INVESTMENT
      COMPANY (COST $7,543)........                    7,738
                                                    --------
     SHORT-TERM INVESTMENT-11.73%
     MONEY MARKET INSTRUMENT-11.73%
     Dreyfus Cash Management Fund...     22,105       22,105
                                                    --------
     TOTAL SHORT-TERM INVESTMENT
      (COST $22,105)...............                   22,105
                                                    --------







TOTAL VALUE OF SECURITIES-113.30% (COST $210,982)...............................    213,484

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(13.30%)........................    (25,054)
                                                                                   --------
NET ASSETS APPLICABLE TO 18,408.9 SHARES OUTSTANDING-100.00%....................   $188,430
                                                                                   ========
NET ASSET VALUE-LVIP WILSHIRE 2040 PROFILE FUND STANDARD CLASS
  ($176,492 / 17,242 SHARES)....................................................    $10.236
                                                                                    =======
NET ASSET VALUE-LVIP WILSHIRE 2040 PROFILE FUND SERVICE CLASS ($11,938 / 1,166.9
  SHARES).......................................................................    $10.231
                                                                                    =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)..................   $185,656
Undistributed net investment income.............................................         41
Accumulated net realized gain on investments....................................        231
Net unrealized appreciation of investments......................................      2,502
                                                                                   --------
Total net assets................................................................   $188,430
                                                                                   ========




----------
+ Non-income producing security for the period ended June 30, 2007.

* Standard Class shares

** Institutional Class shares

                             See accompanying notes


                        LVIP Wilshire 2040 Profile Fund-3

LVIP WILSHIRE 2040 PROFILE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments in affiliated investment companies, at market.......................   $183,641
Investments in unaffiliated investment companies, at market.....................     29,843
Subscriptions receivable........................................................      3,708
Other assets....................................................................         13
                                                                                   --------
Total assets....................................................................    217,205
                                                                                   --------

LIABILITIES:
Payable for securities purchased................................................     22,209
Due to manager and affiliates...................................................        862
Other accrued expenses..........................................................      5,704
                                                                                   --------
Total liabilities...............................................................     28,775
                                                                                   --------

TOTAL NET ASSETS................................................................   $188,430
                                                                                   ========
Investments in affiliated investment companies, at cost.........................   $181,334
                                                                                   --------
Investments in unaffiliated investment companies, at cost.......................   $ 29,648
                                                                                   --------




                             See accompanying notes



                        LVIP Wilshire 2040 Profile Fund-4

LVIP WILSHIRE 2040 PROFILE FUND
STATEMENT OF OPERATIONS
April 30, 2007* to June 30, 2007 (Unaudited)









INVESTMENT INCOME:
Dividends from affiliated investment
  companies............................  $     71
Dividends from unaffiliated investment
  companies............................        18
                                         --------
                                               89
                                         --------
EXPENSES:
Accounting and administration
  expenses.............................     7,170
Professional fees......................     4,090
Custodian fees.........................     1,565
Management fees........................        44
Reports and statements to
  shareholders.........................        44
Distribution expenses-Service Class....         4
Other..................................         2
                                         --------
                                           12,919
Less expenses waived...................   (12,871)
                                         --------
Total operating expenses...............        48
                                         --------
NET INVESTMENT INCOME..................        41
                                         --------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
Net realized gain from sale of
 investments in affiliated investment
 companies.............................       231
Net change in unrealized
 appreciation/depreciation of
 investments..........................      2,502
                                         --------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS..........................      2,733
                                         --------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS......................   $  2,774
                                         ========




----------
* Date of commencement of operations.

                             See accompanying notes


LVIP WILSHIRE 2040 PROFILE FUND
STATEMENT OF CHANGES IN NET ASSETS




                                         4/30/07*
                                            TO
                                         6/30/07
                                       (UNAUDITED)
                                       -----------


INCREASE IN NET ASSETS FROM
  OPERATIONS:
Net investment income................    $     41
Net realized gain on investments.....         231
Net change in unrealized
 appreciation/depreciation of
 investments.........................       2,502
                                         --------
Net increase in net assets resulting
  from operations....................       2,774
                                         --------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.....................      173,952
 Service Class......................       11,706
                                         --------
                                          185,658
Cost of shares repurchased:
 Standard Class.....................           (2)
                                         --------
Increase in net assets derived from
 capital share transactions.........      185,656
                                         --------
NET INCREASE IN NET ASSETS...........     188,430

NET ASSETS:
Beginning of period..................          --
                                         --------
End of period (including
  undistributed net investment income
  of $41)............................    $188,430
                                         ========




----------
* Date of commencement of operations.

                             See accompanying notes



                        LVIP Wilshire 2040 Profile Fund-5

LVIP WILSHIRE 2040 PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:



                                                      LVIP WILSHIRE 2040 PROFILE FUND
                                                   STANDARD CLASS         SERVICE CLASS
                                                     4/30/07(1)             4/30/07(1)
                                                         TO                     TO
                                                       6/30/07               6/30/07
                                                     (UNAUDITED)           (UNAUDITED)
                                                   ------------------------------------


Net asset value, beginning of period...........       $ 10.000               $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2).......................          0.004                     --
Net realized and unrealized gain on
  investments..................................          0.232                  0.231
                                                      --------               --------
Total from investment operations...............          0.236                  0.231
                                                      --------               --------
Net asset value, end of period.................       $ 10.236               $ 10.231
                                                      ========               ========

Total return(3)................................          2.36%                  2.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)........       $    176               $     12
Ratio of expenses to average net assets(4).....          0.25%                  0.50%
Ratio of expenses to average net assets prior
 to fees waived(4)............................          71.11%                 71.36%
Ratio of net investment income to average net
  assets.......................................          0.25%                  0.00%
Ratio of net investment loss to average net
 assets prior to fees waived..................         (70.62%)               (70.87%)
Portfolio turnover.............................            64%                    64%




----------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes



                        LVIP Wilshire 2040 Profile Fund-6

LVIP WILSHIRE 2040 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Wilshire 2040 Profile Fund (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Fund will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation
(LIA), or non-affiliated funds from a select group of investment management firms (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund is a Target Maturity Profile Fund which is designed for investors planning to retire close to the year indicated in the name of the Fund.

The Fund's investment objective is the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements", (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
LIA is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund.


                        LVIP Wilshire 2040 Profile Fund-7

LVIP WILSHIRE 2040 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.25% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Wilshire Associates, Inc. (the 'Sub-Advisor') is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor a fee based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund (the "Funds"), as follows: 0.08% for the first $500 million of the Funds' average daily assets, 0.06% over $500 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC an annual fee of $43,000.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the period ended June 30, 2007, fees for administrative and legal services amounted to $2 and $2, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIA, Dreyfus and Fidelity Investments serve as the investment managers for the Underlying Funds.

At June 30, 2007, the Fund had receivables due from or liabilities payable to affiliates as follows:



Receivables from LIA....................  $ 6,308
Accounting and Administration Fees
  Payable to DSC........................   (7,166)
Administration Fees Payable to Lincoln
  Life..................................       (2)
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. .........       (2)


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period ended June 30, 2007, the Fund made purchases of $202,902 and sales of $14,256 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $210,982. At June 30, 2007, net unrealized appreciation was $2,502 of which $2,829 related to unrealized appreciation of investments and $327 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period ended June 30, 2007.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest..........  $185,656
Undistributed ordinary income..........       272
Unrealized appreciation of
  investments..........................     2,502
                                         --------
Net assets.............................  $188,430
                                         ========






                        LVIP Wilshire 2040 Profile Fund-8

LVIP WILSHIRE 2040 PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                           PERIOD
                                            ENDED
                                          6/30/07*
                                          --------


Shares sold:
 Standard Class........................    17,242
 Service Class.........................     1,167
                                           ------
Net increase............................   18,409
                                           ======




----------
* Commenced operations on April 30, 2007.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                        LVIP Wilshire 2040 Profile Fund-9

LVIP WILSHIRE 2040 PROFILE FUND
OTHER FUND INFORMATION


APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
On November 13, 2006, the Board of Trustees of Lincoln Variable Insurance Products Trust (the "Trust"), met to consider, among other things, the organization and offering of the Target Maturity Profile Funds, of which the LVIP Wilshire 2040 Profile Fund is a part (each a "Fund" and collectively, the "Funds"), and the appointment of an investment adviser and sub-adviser for the Funds. Following a presentation by Fund Management, the Independent Trustees met in executive session to consider approval of the investment advisory agreement with Lincoln Investment Advisors Corporation ("LIA") (formerly Jefferson Pilot Investment Advisory Corporation) and the sub-advisory agreement with Wilshire Associates Incorporated ("Wilshire").

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, LIA and Wilshire. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees.

ADVISORY AGREEMENT WITH LINCOLN INVESTMENT ADVISORS CORPORATION
In considering the approval of the investment advisory agreement with LIA, the Independent Trustees considered the nature, extent and quality of services proposed to be provided to the Funds by LIA, including LIA personnel, resources, compliance and oversight of sub-advisers and LIA's criteria for review of a sub-adviser's performance, the latter of which the Independent Trustees noted were the same as those of Delaware Management Company ("DMC"), the current investment adviser of the existing series of the Trust. The Independent Trustees reviewed the services to be provided by LIA in serving as investment adviser and overseeing a sub-adviser, information about its investment and compliance staff, LIA's Form ADV, compliance matters and considered that LIA would delegate day-to-day portfolio management responsibility to Wilshire. The Independent Trustees noted Fund Management's representation that some of the same personnel that performed services on behalf of DMC would also provide the same services on behalf of LIA, and considered that LIA has provided similar services to the Jefferson-Pilot funds. The Independent Trustees also considered that Lincoln National Life Insurance Company ("Lincoln") would provide administrative services for the Funds and that certain Lincoln personnel would also be providing services to the Funds on behalf of LIA. Based on this information, the Independent Trustees concluded that the services to be provided by LIA were expected to be acceptable.

The Independent Trustees reviewed each Fund's proposed advisory fee rate and estimated expense ratios for each Fund. The Board was provided information on the management fees and expense ratios for other target maturity funds and the averages of peer groups provided by Fund Management. The Independent Trustees noted that the Funds' proposed advisory fee was the same as the Lincoln Profile Funds, the existing asset allocation series of the Trust sub-advised by Wilshire, and noted that although the proposed advisory fees were above those of certain target maturity funds, the proposed advisory fees were below the average of the corresponding peer group provided by Fund Management. The Independent Trustees also noted Lincoln's agreement to limit each Fund's expenses through at least April 30, 2008. The Independent Trustees concluded that the advisory fees, together with expense limitations, were reasonable.

The Independent Trustees also reviewed the pro forma profitability analysis to LIA and its affiliates with respect to each Fund and noted LIA's representation that it would operate each Fund at a loss for the first twelve months of operation, given the expense limitation.

The Independent Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Independent Trustees noted LIA's agreement to limit each Fund's expenses through at least April 30, 2008. However, because each Fund is newly organized, the Independent Trustees determined to review economies of scale in the future after the Funds have commenced operations.
The Independent Trustees reviewed materials provided by Fund Management as to any additional benefits LIA may receive due to its association with the Funds, and noted that affiliates of LIA provide various services to other Lincoln funds and are proposed to provide similar services to the Funds.

At the November 13, 2006 meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the new advisory agreement with LIA and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT WITH WILSHIRE
In considering the approval of the proposed sub-advisory agreement between LIA and Wilshire on behalf of the Funds, the Independent Trustees considered the nature, extent and quality of services to be provided by Wilshire under the sub-advisory agreement. The Independent Trustees noted Fund Management's proposal that the Funds be added to the sub-advisory agreement with Wilshire for the existing Lincoln Profile Funds. The Independent Trustees reviewed the services to be provided by Wilshire, the background of the investment professionals proposed to service the Funds, the reputation and resources of Wilshire and the firm's asset allocation and target maturity product experience. The Independent Trustees noted that the overall level of service provided by Wilshire in connection to the Lincoln Profile Funds has been acceptable, and concluded that the services to be provided by Wilshire in connection with the Funds are expected to be acceptable.

With respect to sub-advisory fees, the Independent Trustees considered that Wilshire proposed to charge an asset based fee combining all of the assets of the Funds and the Lincoln Profile Funds with a revised sub-advisory fee schedule, reflecting an increased asset minimum for the first breakpoint, compared to the current schedule for the Lincoln Profile Funds. The Independent Trustees noted Wilshire's representation that the proposed sub-advisory fees are competitive and consistent with those charged to other organizations with similar business models, and concluded that the proposed sub-advisory fees were reasonable.


                       LVIP Wilshire 2040 Profile Fund-10

LVIP WILSHIRE 2040 PROFILE FUND
OTHER FUND INFORMATION (CONTINUED)


The Independent Trustees considered estimated profitability information regarding Wilshire in connection with its role as sub-adviser to the Funds and concluded that Wilshire's estimated profitability was not unreasonable. The Independent Trustees also considered whether Wilshire receives or would receive any incidental benefits in connection with its proposed relationship to the Funds and noted Wilshire's statement that it sought to expand its relationship with Lincoln.

At the November 13, 2006 meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the new sub-advisory agreement with Wilshire and the fees and other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                       LVIP Wilshire 2040 Profile Fund-11

                                             WILSHIRE CONSERVATIVE PROFILE FUNDS

                                 [WILSHIRE LOGO]

                            LVIP Wilshire Conservative
                              Profile Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                         LVIP WILSHIRE CONSERVATIVE PROFILE FUND


                                            (FORMERLY CONSERVATIVE PROFILE FUND)

LVIP WILSHIRE CONSERVATIVE PROFILE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION                                                          2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        4

STATEMENT OF OPERATIONS                                                    5

STATEMENTS OF CHANGES IN NET ASSETS                                        5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              8

OTHER FUND INFORMATION                                                    11


LVIP WILSHIRE CONSERVATIVE PROFILE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by the beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000



                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios       6/30/07(*)
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,042.70       0.25%         $1.27
Service Class Shares    1,000.00     1,041.50       0.50%          2.53
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,023.55       0.25%         $1.25
Service Class Shares    1,000.00     1,022.32       0.50%          2.51
--------------------------------------------------------------------------



(*) "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

    The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment above does not reflect the expenses of the underlying funds.


                    LVIP Wilshire Conservative Profile Fund-1

LVIP WILSHIRE CONSERVATIVE PROFILE FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2007



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

AFFILIATED INVESTMENT COMPANIES                96.33%
-------------------------------------------------------
Equity Funds                                   28.79%
Fixed Income Funds                             59.47%
International Funds                             8.07%
-------------------------------------------------------
UNAFFILIATED INVESTMENT COMPANY                 3.02%
-------------------------------------------------------
SHORT-TERM INVESTMENT                           0.24%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                      99.59%
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   0.41%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------





                    LVIP Wilshire Conservative Profile Fund-2

LVIP WILSHIRE CONSERVATIVE PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                                          NUMBER OF       VALUE
                                                            SHARES      (U.S. $)


     AFFILIATED INVESTMENT COMPANIES-96.33%
     EQUITY FUNDS-28.79%
  *  Delaware VIP Trust-
     +Delaware VIP U.S. Growth Series..................   1,278,853   $$10,588,899
      Delaware VIP Value Series.......................      388,495      9,164,609
  *  Lincoln Variable Insurance
      Products Trust-
      MFS Value Fund..................................      335,457      8,986,217
      T. Rowe Price Growth Stock Fund.................      496,637      9,087,466
                                                                      ------------
                                                                        37,827,191
                                                                      ------------
     FIXED INCOME FUNDS-59.47%
 **  Delaware Group Government Funds-
      Inflation Protected Bond Fund...................    1,117,766     10,506,999
  *  Delaware VIP Trust-
      Delaware VIP Diversified Income Series..........    4,920,480     48,122,300
      Delaware VIP High Yield Series..................    1,071,948      6,463,849
  *  Lincoln Variable Insurance
      Products Trust-
      Delaware Bond Fund..............................    1,021,407     13,035,201
                                                                      ------------
                                                                        78,128,349
                                                                      ------------
     INTERNATIONAL FUNDS-8.07%
  *  Lincoln Variable Insurance
      Products Trust-
      Marsico International Growth Fund...............      326,357      5,307,542
      Mondrian International Value Fund...............      211,647      5,297,306
                                                                      ------------
                                                                        10,604,848
                                                                      ------------
     TOTAL AFFILIATED INVESTMENT
      COMPANIES (COST $120,603,673)...................                 126,560,388
                                                                      ------------
     UNAFFILIATED INVESTMENT COMPANY-3.02%
     EQUITY FUNDS-3.02%
 **  Fidelity Variable Insurance Products-
      Mid Cap Portfolio...............................      112,410      3,968,077
                                                                      ------------
     TOTAL UNAFFILIATED INVESTMENT COMPANY (COST
      $3,902,383).....................................                   3,968,077
                                                                      ------------
     SHORT-TERM INVESTMENT-0.24%
     MONEY MARKET INSTRUMENT-0.24%
     Dreyfus Cash Management Fund......................     307,587        307,587
                                                                      ------------
     TOTAL SHORT-TERM INVESTMENT
      (COST $307,587).................................                     307,587
                                                                      ------------








TOTAL VALUE OF SECURITIES-99.59% (COST $124,813,643)..................    130,836,052
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.41%.................        540,713
                                                                         ------------
NET ASSETS APPLICABLE TO 11,074,661 SHARES OUTSTANDING-100.00%........   $131,376,765
                                                                         ============
NET ASSET VALUE-LVIP WILSHIRE CONSERVATIVE PROFILE FUND STANDARD CLASS
  ($23,508,708 / 1,978,962 SHARES)....................................        $11.879
                                                                              =======
NET ASSET VALUE-LVIP WILSHIRE CONSERVATIVE PROFILE FUND SERVICE CLASS
  ($107,868,057 / 9,095,699 SHARES)...................................        $11.859
                                                                              =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)........   $120,781,654
Undistributed net investment income...................................      1,995,065
Accumulated net realized gain on investments..........................      2,577,637
Net unrealized appreciation of investments............................      6,022,409
                                                                         ------------
Total net assets......................................................   $131,376,765
                                                                         ============




----------
*  Standard Class Shares

** Institutional Class Shares

+  Non-income producing security for the period ended June 30, 2007.

                             See accompanying notes



                    LVIP Wilshire Conservative Profile Fund-3

LVIP WILSHIRE CONSERVATIVE PROFILE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments in affiliated investment companies, at market.....................   $126,560,388
Investments in unaffiliated investment companies, at market...................      4,275,664
Cash..........................................................................            605
Interest receivable...........................................................             87
Subscriptions receivable......................................................      1,238,352
                                                                                 ------------
Total assets..................................................................    132,075,096
                                                                                 ------------
LIABILITIES:
Payable for securities purchased..............................................        313,856
Liquidations payable..........................................................        313,254
Due to manager and affiliates.................................................         46,223
Accrued expenses payable......................................................         24,998
                                                                                 ------------
Total liabilities.............................................................        698,331
                                                                                 ------------
TOTAL NET ASSETS..............................................................   $131,376,765
                                                                                 ============
Investments in affiliated investment companies, at cost.......................   $120,603,673
                                                                                 ------------
Investments in unaffiliated investment companies, at cost.....................   $  4,209,970
                                                                                 ------------




                             See accompanying notes


                    LVIP Wilshire Conservative Profile Fund-4

LVIP WILSHIRE CONSERVATIVE PROFILE FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)




INVESTMENT INCOME:
Dividends from affiliated investment
       companies.....................    $2,031,310
Dividends from unaffiliated investment
       companies.....................         8,834
                                         ----------
                                          2,040,144
                                         ----------
EXPENSES:
Management fees.......................      138,779
Distribution expenses-Service Class...      118,464
Accounting and administration
       expenses......................        25,008
Professional fees.....................       18,024
Custodian fees........................        7,686
Reports and statements to
       shareholders..................         5,414
Trustees' fees........................        1,018
Other.................................        4,073
                                         ----------
                                            318,466
Less expenses waived..................      (61,225)
                                         ----------
Total operating expenses..............      257,241
                                         ----------
NET INVESTMENT INCOME.................    1,782,903
                                         ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain distributions from
 affiliated investment companies.....       428,667
Net realized gain from sale of
 investments in affiliated investment
 companies...........................     1,956,535
Net realized loss from sale of
 investments in unaffiliated
 investment companies................          (600)
                                         ----------
Net realized gain on investments......    2,384,602
Net change in unrealized
 appreciation/depreciation of
 investments.........................       190,800
                                         ----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS.........................     2,575,402
                                         ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................    $4,358,305
                                         ==========




                             See accompanying notes


LVIP WILSHIRE CONSERVATIVE PROFILE FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                 SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07         ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income........   $  1,782,903   $  1,026,689
Net realized gain on
 investments................       2,384,602        364,124
Net change in unrealized
 appreciation/depreciation
 of investments.............         190,800      5,500,211
                                ------------   ------------
Net increase in net assets
 resulting from operations..       4,358,305      6,891,024
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --       (112,877)
 Service Class..............              --       (975,148)
Net realized gain on
 investments:
 Standard Class.............              --         (2,037)
 Service Class..............              --        (23,767)
                                ------------   ------------
                                          --     (1,113,829)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............      16,021,225      8,871,189
 Service Class..............      40,307,033     72,516,871
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --        114,914
 Service Class..............              --        998,915
                                ------------   ------------
                                  56,328,258     82,501,889
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............      (3,604,288)    (1,402,045)
 Service Class..............     (18,107,381)   (28,560,925)
                                ------------   ------------
                                 (21,711,669)   (29,962,970)
                                ------------   ------------
Increase in net assets
 derived from capital share
 transactions...............      34,616,589     52,538,919
                                ------------   ------------
NET INCREASE IN NET ASSETS...     38,974,894     58,316,114
NET ASSETS:
Beginning of period..........     92,401,871     34,085,757
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 $1,995,065 and $77,912,
 respectively)..............    $131,376,765   $ 92,401,871
                                ============   ============




                             See accompanying notes



                    LVIP Wilshire Conservative Profile Fund-5

LVIP WILSHIRE CONSERVATIVE PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                     LVIP WILSHIRE CONSERVATIVE PROFILE
                                                                             FUND STANDARD CLASS
                                                                    SIX MONTHS
                                                                      ENDED          YEAR       5/3/05(2)
                                                                     6/30/071        ENDED          TO
                                                                   (UNAUDITED)     12/31/06      12/31/05
                                                                   --------------------------------------


Net asset value, beginning of period............................     $11.392        $10.591      $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)........................................       0.199          0.187        0.131
Net realized and unrealized gain on investments.................       0.288          0.797        0.460
                                                                     -------        -------      -------
Total from investment operations................................       0.487          0.984        0.591
                                                                     -------        -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...........................................          --         (0.178)          --
Net realized gain on investments................................          --         (0.005)          --
                                                                     -------        -------      -------
Total dividends and distributions...............................          --         (0.183)          --
                                                                     -------        -------      -------

Net asset value, end of period..................................     $11.879        $11.392      $10.591
                                                                     =======        =======      =======

Total return(4).................................................       4.27%          9.34%        5.91%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).........................     $23,509        $10,474      $ 2,440
Ratio of expenses to average net assets(5)......................       0.25%          0.30%        0.30%
Ratio of expenses to average net assets prior to fees waived and
 expense paid indirectly(5)....................................        0.36%          0.54%        1.53%
Ratio of net investment income to average net assets............       3.42%          1.72%        1.87%
Ratio of net investment income to average net assets prior to
 fees waived and expense paid indirectly.......................        3.31%          1.48%        0.64%
Portfolio turnover..............................................         72%            28%          20%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes



                    LVIP Wilshire Conservative Profile Fund-6

LVIP WILSHIRE CONSERVATIVE PROFILE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                     LVIP WILSHIRE CONSERVATIVE PROFILE
                                                                             FUND SERVICE CLASS
                                                                    SIX MONTHS
                                                                      ENDED          YEAR       5/3/05(2)
                                                                     6/30/071        ENDED          TO
                                                                   (UNAUDITED)     12/31/06      12/31/05
                                                                   --------------------------------------


Net asset value, beginning of period............................     $ 11.387       $10.574      $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)........................................        0.184         0.160        0.113
Net realized and unrealized gain on investments.................        0.288         0.795        0.461
                                                                     --------       -------      -------
Total from investment operations................................        0.472         0.955        0.574
                                                                     --------       -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...........................................           --        (0.137)          --
Net realized gain on investments................................           --        (0.005)          --
                                                                     --------       -------      -------
Total dividends and distributions...............................           --        (0.142)          --
                                                                     --------       -------      -------
Net asset value, end of period..................................     $ 11.859       $11.387      $10.574
                                                                     ========       =======      =======
Total return(4).................................................        4.15%         9.07%        5.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).........................     $107,868       $81,928      $31,646
Ratio of expenses to average net assets(5)......................        0.50%         0.55%        0.55%
Ratio of expenses to average net assets prior to fees waived and
 expense paid indirectly(5)....................................         0.61%         0.79%        1.78%
Ratio of net investment income to average net assets............        3.17%         1.47%        1.62%
Ratio of net investment income to average net assets prior to
 fees waived and expense paid indirectly.......................         3.06%         1.23%        0.39%
Portfolio turnover..............................................          72%           28%          20%



----------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes



                    LVIP Wilshire Conservative Profile Fund-7

LVIP WILSHIRE CONSERVATIVE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Wilshire Conservative Profile Fund (formerly the Conservative Profile Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Fund will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation (LIA), or non-affiliated funds from a select group of investment management firms (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund's investment objective is a balance between a high level of current income with some consideration given to growth of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all Funds of the Trust are allocated to each Fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2007.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
LIA is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund.

Prior to April 30, 2007, DMC, an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate.


                    LVIP Wilshire Conservative Profile Fund-8

LVIP WILSHIRE CONSERVATIVE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.25% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Wilshire Associates, Inc. (the 'Sub-Advisor') is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor a fee based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund (the "Funds"), as follows: 0.08% for the first $500 million of the Funds' average daily net assets, 0.06% over $500 million but less than $1 billion, 0.05% over $1 billion but less than $3 million, and 0.04% of any excess of the Funds' average daily net assets over $3 billion. Prior to April 30, 2007, the sub-advisory fee was the following: 0.10% for the first $250 million of the Funds' average daily net assets, 0.06% over $250 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC an annual fee of $43,000.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $2,286 and $1,222, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIA, Dreyfus and Fidelity Investments serve as the investment managers for the Underlying Funds.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA..........    $16,531
Accounting and Administration Fees
  Payable to DSC........................      7,167
Administration Fees Payable to Lincoln
  Life..................................        475
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc...........     22,050


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $76,021,607 and sales of $40,009,079 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $125,317,107. At June 30, 2007, net unrealized appreciation was $5,518,945 of which $5,965,370 related to unrealized appreciation of investments and $446,425 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                             ENDED
                                           12/31/06
                                          ----------


Ordinary income........................   $1,113,829





                    LVIP Wilshire Conservative Profile Fund-9

LVIP WILSHIRE CONSERVATIVE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $120,781,654
Undistributed ordinary income........      2,911,715
Realized gains 1/1/07-6/30/07........      2,164,451
Unrealized appreciation of
  investments........................      5,518,945
                                        ------------
Net assets...........................   $131,376,765
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of, distributions received from underlying investments, consent dividends and pass-through consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED        ACCUMULATED
NET INVESTMENT       NET REALIZED
    INCOME            GAIN (LOSS)
--------------       ------------


   $134,250            $(134,250)


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............     1,366,442            807,630
 Service Class..............     3,440,258          6,714,217
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --             10,336
 Service Class..............            --             89,771
                                ----------         ----------
                                 4,806,700          7,621,954
                                ----------         ----------
Shares repurchased:
 Standard Class.............      (306,907)          (128,880)
 Service Class..............    (1,539,649)        (2,601,797)
                                ----------         ----------
                                (1,846,556)        (2,730,677)
                                ----------         ----------
Net increase.................    2,960,144          4,891,277
                                ==========         ==========



7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                   LVIP Wilshire Conservative Profile Fund-10

LVIP WILSHIRE CONSERVATIVE PROFILE FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Wilshire Conservative Profile Fund (formerly the Conservative Profile
Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                       OUTSTANDING       TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES         VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ---------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
  Kelly D. Clevenger..............................      7,841,812      7,653,350      95.28%       2.32%        0.00%
  Michael D. Coughlin.............................      7,841,812      7,653,350      95.28%       2.32%        0.00%
  Nancy L. Frisby.................................      7,841,812      7,653,350      95.28%       2.32%        0.00%
  Elizabeth S. Hager..............................      7,841,812      7,653,350      95.17%       2.43%        0.00%
  Gary D. Lemon...................................      7,841,812      7,653,350      95.28%       2.32%        0.00%
  Thomas D. Rath..................................      7,841,812      7,653,350      95.28%       2.32%        0.00%
  Kenneth G. Stella...............................      7,841,812      7,653,350      95.28%       2.32%        0.00%
  David J. Windley................................      7,841,812      7,653,350      95.28%       2.32%        0.00%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln National Corporation.

  LVIP Wilshire Conservative Profile Fund.........      7,841,812      7,653,350      93.00%       2.74%        1.86%



----------
(*) Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.




                   LVIP Wilshire Conservative Profile Fund-11

                                                  WILSHIRE MODERATE PROFILE FUND

                                 [WILSHIRE LOGO]

                            LVIP Wilshire Moderate
                              Profile Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                             LVIP WILSHIRE MODERATE PROFILE FUND


                                                (FORMERLY MODERATE PROFILE FUND)

LVIP WILSHIRE MODERATE PROFILE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION                                                          2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        4

STATEMENT OF OPERATIONS                                                    5

STATEMENTS OF CHANGES IN NET ASSETS                                        5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              8

OTHER FUND INFORMATION                                                    11


LVIP WILSHIRE MODERATE PROFILE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by the beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.


EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,059.10       0.25%         $1.28
Service Class Shares    1,000.00     1,057.70       0.50%          2.55
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,023.55       0.25%         $1.25
Service Class Shares    1,000.00     1,022.32       0.50%          2.51
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

  The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment above does not reflect the expenses of the underlying funds.


                      LVIP Wilshire Moderate Profile Fund-1

LVIP WILSHIRE MODERATE PROFILE FUND


SECTOR ALLOCATION
AS OF JUNE 30, 2007



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

AFFILIATED INVESTMENT COMPANIES                95.84%
-------------------------------------------------------
Equity Funds                                   36.88%
Fixed Income Funds                             39.66%
International Funds                            19.30%
-------------------------------------------------------
UNAFFILIATED INVESTMENT COMPANY                 4.07%
-------------------------------------------------------
SHORT-TERM INVESTMENT                           0.21%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     100.12%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (0.12%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------






                      LVIP Wilshire Moderate Profile Fund-2

LVIP WILSHIRE MODERATE PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                                           NUMBER OF       VALUE
                                                            SHARES       (U.S. $)


     AFFILIATED INVESTMENT COMPANIES-95.84%
     EQUITY FUNDS-36.88%
  *  Delaware VIP Trust-
     +Delaware VIP U.S. Growth Series..................    5,147,488   $$42,621,205
      Delaware VIP Value Series........................    1,782,859     42,057,636
  *  Lincoln Variable Insurance Products Trust-
      Janus Capital Appreciation Fund..................    1,396,824     30,422,836
      MFS Value Fund...................................    1,567,301     41,984,869
      Mid-Cap Value Fund...............................    1,444,621     24,236,411
      T. Rowe Price Growth Stock Fund..................    2,317,293     42,401,820
                                                                       ------------
                                                                        223,724,777
                                                                       ------------
     FIXED INCOME FUNDS-39.66%
 **  Delaware Group Government Funds-
      Inflation Protected Bond Fund....................    2,571,356     24,170,750
  *  Delaware VIP Trust-
      Delaware VIP Diversified Income Series...........   16,607,746    162,423,754
      Delaware VIP High Yield Series...................    3,962,044     23,891,124
  *  Lincoln Variable Insurance Products Trust-
      Delaware Bond Fund...............................    2,360,108     30,119,704
                                                                       ------------
                                                                        240,605,332
                                                                       ------------
     INTERNATIONAL FUNDS-19.30%
  *  Delaware VIP Trust-
      Delaware VIP Emerging Markets Series.............    1,326,419     32,205,448
  *  Lincoln Variable Insurance Products Trust-
     +Cohen & Steers Global Real Estate Fund...........    1,255,475     11,360,794
      Marsico International Growth Fund................    2,261,806     36,783,749
      Mondrian International Value Fund................    1,466,414     36,702,864
                                                                       ------------
                                                                        117,052,855
                                                                       ------------
     TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $546,717,327).............................                  581,382,964
                                                                       ------------
     UNAFFILIATED INVESTMENT COMPANY-4.07%
     EQUITY FUNDS-4.07%
 **  Fidelity Variable Insurance Products- Mid Cap
      Portfolio.......................................       698,821     24,668,397
                                                                       ------------
     TOTAL UNAFFILIATED INVESTMENT COMPANY (COST
      $24,275,576)....................................                   24,668,397
                                                                       ------------
     SHORT-TERM INVESTMENT-0.21%
     MONEY MARKET INSTRUMENT-0.21%
     Dreyfus Cash Management Fund......................    1,251,486      1,251,486
                                                                       ------------
     TOTAL SHORT-TERM INVESTMENT
      (COST $1,251,486)...............................                    1,251,486
                                                                       ------------








TOTAL VALUE OF SECURITIES-100.12% (COST $572,244,389).................    607,302,847
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.12%)...............       (703,661)
                                                                         ------------
NET ASSETS APPLICABLE TO 47,619,574 SHARES OUTSTANDING-100.00%........   $606,599,186
                                                                         ============
NET ASSET VALUE-LVIP WILSHIRE MODERATE PROFILE FUND STANDARD CLASS
  ($68,287,598 / 5,352,314 SHARES)....................................        $12.759
                                                                              =======
NET ASSET VALUE-LVIP WILSHIRE MODERATE PROFILE FUND SERVICE CLASS
  ($538,311,588 / 42,267,260 SHARES)..................................        $12.736
                                                                              =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)........   $543,106,917
Undistributed net investment income...................................      8,343,655
Accumulated net realized gain on investments..........................     20,090,156
Net unrealized appreciation of investments............................     35,058,458
                                                                         ------------
Total net assets......................................................   $606,599,186
                                                                         ============




----------
+  Non-income producing security for the period ended June 30, 2007.

*  Standard Class shares

** Institutional Class shares

                             See accompanying notes



                      LVIP Wilshire Moderate Profile Fund-3

LVIP WILSHIRE MODERATE PROFILE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments in affiliated investment companies, at market....................    $581,382,964
Investments in unaffiliated investment companies, at market..................      25,919,883
Cash.........................................................................         127,024
Interest receivable..........................................................             357
Subscriptions receivable.....................................................         900,021
                                                                                 ------------
Total assets.................................................................     608,330,249
                                                                                 ------------

LIABILITIES:
Payable for securities purchased.............................................       1,294,589
Liquidations payable.........................................................          48,444
Due to manager and affiliates................................................         330,948
Accrued expenses payable.....................................................          57,082
                                                                                 ------------
Total liabilities............................................................       1,731,063
                                                                                 ------------

TOTAL NET ASSETS.............................................................    $606,599,186
                                                                                 ============
Investments in affiliated investment companies, at cost......................    $546,717,327
                                                                                 ------------
Investments in unaffiliated investment companies, at cost....................    $ 25,527,062
                                                                                 ============





                             See accompanying notes


                      LVIP Wilshire Moderate Profile Fund-4

LVIP WILSHIRE MODERATE PROFILE FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)







INVESTMENT INCOME:
Dividends from affiliated investment
 companies..........................    $ 7,601,615
Dividends from unaffiliated
 investment companies...............         30,981
                                        -----------
                                          7,632,596
                                        -----------
EXPENSES:
Management fees......................       638,557
Distribution expenses-Service Class..       575,966
Accounting and administration
 expenses...........................         38,812
Professional fees....................        25,304
Reports and statements to
 shareholders.......................         24,681
Custodian fees.......................        17,192
Trustees' fees.......................         4,723
Other................................         7,877
                                        -----------
                                          1,333,112
Less expenses or waived..............      (118,516)
Less expense paid indirectly.........           (62)
                                        -----------
Total operating expenses.............     1,214,534
                                        -----------
NET INVESTMENT INCOME................     6,418,062
                                        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain distributions from
 affiliated investment companies....      5,590,367
Net realized gain from sale of
 investments in affiliated
 investment companies...............     13,868,806
Net realized loss from sale of
 investments in unaffiliated
 investment companies...............            (99)
                                        -----------
Net realized gain on investments.....    19,459,074
Net change in unrealized
 appreciation/depreciation of
 investments........................      2,663,982
                                        -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS........................     22,123,056
                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $28,541,118
                                        ===========




                             See accompanying notes


LVIP WILSHIRE MODERATE PROFILE FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                 SIX MONTHS
                                    ENDED
                                   6/30/07      YEAR ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income........   $  6,418,062   $  2,509,934
Net realized gain on
  investments................     19,459,074      2,370,392
Net change in unrealized
 appreciation/depreciation
 of investments.............       2,663,982     29,913,590
                                ------------   ------------
Net increase in net assets
 resulting from operations..      28,541,118     34,793,916
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --       (311,791)
 Service Class..............              --     (2,256,644)
Net realized gain on
  investments:
 Standard Class.............              --         (1,067)
 Service Class..............              --        (10,845)
                                ------------   ------------
                                          --     (2,580,347)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............      30,348,023     28,181,570
 Service Class..............     162,036,819    329,776,924
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --        312,858
 Service Class..............              --      2,267,489
                                ------------   ------------
                                 192,384,842    360,538,841
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............      (4,357,724)    (4,108,938)
 Service Class..............     (43,887,302)   (76,125,186)
                                ------------   ------------
                                 (48,245,026)   (80,234,124)
                                ------------   ------------
Increase in net assets
 derived from capital share
 transactions...............     144,139,816    280,304,717
                                ------------   ------------
NET INCREASE IN NET ASSETS       172,680,934    312,518,286
NET ASSETS:
Beginning of period..........    433,918,252    121,399,966
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 $8,343,655 and $526,690,
 respectively)..............    $606,599,186   $433,918,252
                                ============   ============




                             See accompanying notes



                      LVIP Wilshire Moderate Profile Fund-5

LVIP WILSHIRE MODERATE PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                        LVIP WILSHIRE MODERATE PROFILE FUND STANDARD
                                                                            CLASS
                                                         SIX MONTHS
                                                           ENDED             YEAR          5/3/05(2)
                                                          6/30/071           ENDED             TO
                                                        (UNAUDITED)        12/31/06         12/31/05
                                                        --------------------------------------------


Net asset value, beginning of period.................     $12.047           $10.866         $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3).............................       0.169             0.132           0.082
Net realized and unrealized gain on investments......       0.543             1.171           0.784
                                                          -------           -------         -------
Total from investment operations.....................       0.712             1.303           0.866
                                                          -------           -------         -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income................................          --            (0.121)             --
Net realized gain on investments.....................          --            (0.001)             --
                                                          -------           -------         -------
Total dividends and distributions....................          --            (0.122)             --
                                                          -------           -------         -------
Net asset value, end of period.......................     $12.759           $12.047         $10.866
                                                          =======           =======         =======

Total return(4)......................................       5.91%            12.04%           8.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..............     $68,288           $39,500         $12,391
Ratio of expenses to average net assets(5)...........       0.25%             0.30%           0.30%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(5)..............        0.30%             0.32%           0.60%
Ratio of net investment income to average net
 assets.............................................        2.74%             1.16%           1.16%
Ratio of net investment income to average net assets
 prior to fees waived and expense paid indirectly...        2.69%             1.14%           0.86%
Portfolio turnover...................................         74%               19%             10%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes



                      LVIP Wilshire Moderate Profile Fund-6

LVIP WILSHIRE MODERATE PROFILE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                              LVIP WILSHIRE MODERATE PROFILE FUND
                                                                         SERVICE CLASS
                                                           SIX MONTHS
                                                             ENDED            YEAR         5/3/05(2)
                                                            6/30/071          ENDED            TO
                                                          (UNAUDITED)       12/31/06        12/31/05
                                                          ------------------------------------------


Net asset value, beginning of period...................     $ 12.041        $ 10.847        $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...............................        0.153           0.103           0.064
Net realized and unrealized gain on investments........        0.542           1.171           0.783
                                                            --------        --------        --------
Total from investment operations.......................        0.695           1.274           0.847
                                                            --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................................           --          (0.079)             --
Net realized gain on investments.......................           --          (0.001)             --
                                                            --------        --------        --------
Total dividends and distributions......................           --          (0.080)             --
                                                            --------        --------        --------

Net asset value, end of period.........................     $ 12.736        $ 12.041        $ 10.847
                                                            ========        ========        ========

Total return(4)........................................        5.77%          11.77%           8.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)................     $538,311        $394,418        $109,009
Ratio of expenses to average net assets(5).............        0.50%           0.55%           0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(5)................         0.55%           0.57%           0.85%
Ratio of net investment income to average net assets...        2.49%           0.91%           0.91%
Ratio of net investment income to average net assets
 prior to fees waived and expense paid indirectly.....         2.44%           0.89%           0.61%
Portfolio turnover.....................................          74%             19%             10%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes



                      LVIP Wilshire Moderate Profile Fund-7

LVIP WILSHIRE MODERATE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Wilshire Moderate Profile Fund (formerly the Moderate Profile Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Fund will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation (LIA), or non-affiliated funds from a select group of investment management firms (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund's investment objective is a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all Funds of the Trust are allocated to each Fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
LIA is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund.

Prior to April 30, 2007, DMC, an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate.


                      LVIP Wilshire Moderate Profile Fund-8

LVIP WILSHIRE MODERATE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.25% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Wilshire Associates, Inc. (the 'Sub-Advisor') is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor a fee based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund (the "Funds"), as follows: 0.08% for the first $500 million of the Funds' average daily net assets, 0.06% over $500 million but less than $1 billion, 0.05% over $1 billion but less than $3 million, and 0.04% of any excess of the Funds' average daily net assets over $3 billion. Prior to April 30, 2007, the sub-advisory fee was the following: 0.10% for the first $250 million of the Funds' average daily net assets, 0.06% over $250 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC an annual fee of $43,000.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $10,603 and $6,709, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIA , Dreyfus and Fidelity Investments serve as the investment managers for the Underlying Funds.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA...........   $101,437
Accounting and Administration Fees
  Payable to DSC.........................     10,750
Administration Fees Payable to Lincoln
  Life...................................      4,064
Distribution Fees Payable to the Lincoln
  Financial Distributors, Inc............    214,697


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $343,590,597 and sales of $187,774,021 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $573,167,747. At June 30, 2007, net unrealized appreciation was $34,135,100 of which $35,562,253 related to unrealized appreciation of investments and $1,427,153 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                             ENDED
                                           12/31/06
                                          ----------


Ordinary income........................   $2,580,347





                      LVIP Wilshire Moderate Profile Fund-9

LVIP WILSHIRE MODERATE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $543,106,917
Undistributed ordinary income........     14,850,458
Realized gains 1/1/07-6/30/07........     14,506,711
Unrealized appreciation of
  investments........................     34,135,100
                                        ------------
Net assets...........................   $606,599,186
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from underlying investments, consent dividends and pass-through consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED
    INCOME         GAIN (LOSS)
--------------    ------------


  $1,398,903      $(1,398,903)




6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............     2,421,893          2,478,557
 Service Class..............    13,039,895         29,231,871
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --             26,843
 Service Class..............            --            194,082
                                ----------         ----------
                                15,461,788         31,931,353
                                ----------         ----------
Shares repurchased:
 Standard Class.............      (348,355)          (367,014)
 Service Class..............    (3,529,536)        (6,718,274)
                                ----------         ----------
                                (3,877,891)        (7,085,288)
                                ----------         ----------
Net increase.................   11,583,897         24,846,065
                                ==========         ==========





7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                     LVIP Wilshire Moderate Profile Fund-10

LVIP WILSHIRE MODERATE PROFILE FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Wilshire Moderate Profile Fund (formerly the Moderate Profile Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                       OUTSTANDING        TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES          VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ----------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
   Kelly D. Clevenger............................       35,223,362     33,989,216      95.07%       1.43%        0.00%
   Michael D. Coughlin...........................       35,223,362     33,989,216      94.52%       1.98%        0.00%
   Nancy L. Frisby...............................       35,223,362     33,989,216      95.07%       1.43%        0.00%
   Elizabeth S. Hager............................       35,223,362     33,989,216      94.54%       1.96%        0.00%
   Gary D. Lemon.................................       35,223,362     33,989,216      95.07%       1.43%        0.00%
   Thomas D. Rath................................       35,223,362     33,989,216      94.54%       1.96%        0.00%
   Kenneth G. Stella.............................       35,223,362     33,989,216      94.59%       1.91%        0.00%
   David J. Windley..............................       35,223,362     33,989,216      95.07%       1.43%        0.00%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln National Corporation.

   LVIP Wilshire Moderate Profile Fund...........       35,223,362     33,989,216      89.64%       1.10%        5.76%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                     LVIP Wilshire Moderate Profile Fund-11

                                     WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND

                                 [WILSHIRE LOGO]

                            LVIP Wilshire Moderately

                              Aggressive Profile Fund

                              a series of Lincoln Variable

                              Insurance Products Trust

                            Semiannual Report

                            June 30, 2007






                                LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND


                                   (FORMERLY MODERATELY AGGRESSIVE PROFILE FUND)

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION                                                          2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        4

STATEMENT OF OPERATIONS                                                    5

STATEMENTS OF CHANGES IN NET ASSETS                                        5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              8

OTHER FUND INFORMATION                                                    10


LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by the beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------



ACTUAL
Standard Class Shares  $1,000.00    $1,071.60       0.25%         $1.28
Service Class Shares    1,000.00     1,070.40       0.50%          2.57
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,023.55       0.25%         $1.25
Service Class Shares    1,000.00     1,022.32       0.50%          2.51
--------------------------------------------------------------------------




* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

  The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment above does not reflect the expenses of the underlying funds.


               LVIP Wilshire Moderately Aggressive Profile Fund-1

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2007



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

AFFILIATED INVESTMENT COMPANIES                96.89%
-------------------------------------------------------
Equity Funds                                   49.71%
Fixed Income Funds                             19.81%
International Funds                            27.37%
-------------------------------------------------------
UNAFFILIATED INVESTMENT COMPANY                 3.04%
-------------------------------------------------------
SHORT-TERM INVESTMENT                           0.62%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     100.55%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (0.55%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------





               LVIP Wilshire Moderately Aggressive Profile Fund-2

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                     NUMBER OF       VALUE
                                       SHARES      (U.S. $)


     AFFILIATED INVESTMENT COMPANIES-96.89%
     EQUITY FUNDS-49.71%
  *  Delaware VIP Trust-
      Delaware VIP Small Cap Value
      Series.....................      269,970   $ $8,914,405
     +Delaware VIP U.S. Growth
      Series.....................    4,916,554     40,709,068
      Delaware VIP Value Series...   1,892,023     44,632,821
  *  Lincoln Variable Insurance
      Products Trust-
      Baron Growth Opportunities
      Fund.......................      292,118      9,020,302
      Janus Capital Appreciation
      Fund.......................    1,038,899     22,627,216
      MFS Value Fund..............   1,832,064     49,077,323
      Mid-Cap Value Fund..........     806,742     13,534,716
      T. Rowe Price Growth Stock
      Fund.......................    1,967,916     36,008,919
                                                 ------------
                                                  224,524,770
                                                 ------------
     FIXED INCOME FUNDS-19.81%
  *  Delaware VIP Trust-
      Delaware VIP Diversified
      Income Series..............    4,115,862     40,253,130
      Delaware VIP High Yield
      Series.....................    1,472,807      8,881,023
  *  Lincoln Variable Insurance
      Products Trust-
      Delaware Bond Fund..........   3,158,545     40,309,345
                                                 ------------
                                                   89,443,498
                                                 ------------
     INTERNATIONAL FUNDS-27.37%
  *  Delaware VIP Trust-
      Delaware VIP Emerging
      Markets Series.............    1,182,179     28,703,317
  *  Lincoln Variable Insurance
      Products Trust-
     +Cohen & Steers Global Real
      Estate Fund................      933,704      8,449,086
      Marsico International Growth
      Fund.......................    2,521,560     41,008,126
      Mondrian International Value
      Fund.......................    1,816,396     45,462,587
                                                 ------------
                                                  123,623,116
                                                 ------------
     TOTAL AFFILIATED INVESTMENT
      COMPANIES
      (COST $402,490,151)........                 437,591,384
                                                 ------------
UNAFFILIATED INVESTMENT COMPANY-3.04%
     EQUITY FUNDS-3.04%
 **  Fidelity Variable Insurance
      Products- Mid Cap
      Portfolio..................      389,334     13,743,482
                                                 ------------
     TOTAL UNAFFILIATED INVESTMENT
      COMPANY (COST
      $13,530,829)...............                  13,743,482
                                                 ------------
     SHORT-TERM INVESTMENT-0.62%
     MONEY MARKET INSTRUMENT-0.62%
     Dreyfus Cash Management
      Fund.......................    2,811,070      2,811,070
                                                 ------------
     TOTAL SHORT-TERM INVESTMENT
      (COST $2,811,070)..........                   2,811,070
                                                 ------------








TOTAL VALUE OF SECURITIES-100.55% (COST $418,832,050).........................    454,145,936
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.55%).......................     (2,508,002)
                                                                                 ------------
NET ASSETS APPLICABLE TO 33,693,995 SHARES OUTSTANDING-100.00%................   $451,637,934
                                                                                 ============
NET ASSET VALUE-LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND STANDARD
  CLASS ($65,438,469 / 4,874,309 SHARES)......................................        $13.425
                                                                                      =======
NET ASSET VALUE-LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND SERVICE CLASS
  ($386,199,465 / 28,819,686 SHARES)..........................................        $13.401
                                                                                      =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)................   $399,623,383
Undistributed net investment income...........................................      4,597,491
Accumulated net realized gain on investments..................................     12,103,174
Net unrealized appreciation of investments....................................     35,313,886
                                                                                 ------------
Total net assets..............................................................   $451,637,934
                                                                                 ============




----------
+  Non-income producing security for the period ended June 30, 2007.

*  Standard Class shares

** Institutional Class shares

                             See accompanying notes



               LVIP Wilshire Moderately Aggressive Profile Fund-3

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments in affiliated investment companies, at market....................    $437,591,384
Investments in unaffiliated investment companies, at market..................      16,554,552
Cash.........................................................................           5,214
Interest receivable..........................................................             802
Subscriptions receivable.....................................................         538,756
                                                                                 ------------

Total assets.................................................................     454,690,708
                                                                                 ------------

LIABILITIES:
Payable for securities purchased.............................................       2,826,310
Liquidations payable.........................................................          27,624
Due to manager and affiliates................................................         158,276
Accrued expenses payable.....................................................          40,564
                                                                                 ------------
Total liabilities............................................................       3,052,774
                                                                                 ------------

TOTAL NET ASSETS.............................................................    $451,637,934
                                                                                 ============
Investments in affiliated investment companies, at cost......................    $402,490,151
                                                                                 ------------
Investments in unaffiliated investment companies, at cost....................    $ 16,341,899
                                                                                 ------------
                                                                                 ------------





                             See accompanying notes



               LVIP Wilshire Moderately Aggressive Profile Fund-4

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)




INVESTMENT INCOME:
Dividends from affiliated investment
 companies..........................     $ 2,690,554
Dividends from unaffiliated
 investment companies...............          25,144
                                         -----------
                                           2,715,698
                                         -----------

EXPENSES:
Management fees......................        459,341
Distribution expenses-Service Class..        397,374
Accounting and administration
 expenses...........................          33,699
Professional fees....................         24,908
Reports and statements to
 shareholders.......................          17,929
Custodian fees.......................         11,855
Trustees' fees.......................          3,369
Other................................          6,484
                                         -----------
                                             954,959
Less expenses waived.................        (98,185)
Less expense paid indirectly.........            (53)
                                         -----------
Total operating expenses.............        856,721
                                         -----------

NET INVESTMENT INCOME................      1,858,977
                                         -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain distributions from
 affiliated investment companies....       3,950,136
Net realized gain from sale of
 investments in affiliated
 investment companies...............       8,445,322
                                         -----------
Net realized gain on investments.....     12,395,458
Net change in unrealized
 appreciation/depreciation of
 investments........................      10,746,489
                                         -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS........................      23,141,947
                                         -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................     $25,000,924
                                         ===========




                             See accompanying notes


LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                 SIX MONTHS
                                    ENDED           YEAR
                                   6/30/07          ENDED
                                 (UNAUDITED)      12/31/06
                                ------------    ------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income........   $ $1,858,977    $ $1,684,239
Net realized gain on
 investments................      12,395,458       2,344,537
Net change in unrealized
 appreciation/depreciation
 of investments.............      10,746,489      22,552,671
                                ------------    ------------
Net increase in net assets
 resulting from operations..      25,000,924      26,581,447
                                ------------    ------------

DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --        (311,802)
 Service Class..............              --      (1,547,177)
Net realized gain on
 investments:
 Standard Class.............              --          (1,066)
 Service Class..............              --          (7,199)
                                ------------    ------------
                                          --      (1,867,244)
                                ------------    ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............      29,695,150      25,133,355
 Service Class..............     123,624,548     207,069,578
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --         312,868
 Service Class..............              --       1,554,376
                                ------------    ------------
                                 153,319,698     234,070,177
                                ------------    ------------

Cost of shares repurchased:
 Standard Class.............      (4,337,513)     (3,244,820)
 Service Class..............     (21,979,035)    (32,787,263)
                                ------------    ------------
                                 (26,316,548)    (36,032,083)
                                ------------    ------------
Increase in net assets
 derived from
 capital share
 transactions...............     127,003,150     198,038,094
                                ------------    ------------
NET INCREASE IN NET ASSETS...    152,004,074     222,752,297

NET ASSETS:
Beginning of period..........    299,633,860      76,881,563
                                ------------    ------------
End of period (including
 undistributed net
 investment income of
 $4,597,491 and $304,456,
 respectively)..............    $451,637,934    $299,633,860
                                ============    ============




                             See accompanying notes



               LVIP Wilshire Moderately Aggressive Profile Fund-5

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                     LVIP WILSHIRE MODERATELY AGGRESSIVE
                                                                         PROFILE FUND STANDARD CLASS
                                                                SIX MONTHS
                                                                  ENDED              YEAR           5/3/05(2)
                                                                 6/30/071            ENDED              TO
                                                               (UNAUDITED)         12/31/06          12/31/05
                                                               ----------------------------------------------


Net asset value, beginning of period........................     $12.528            $11.100          $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................       0.079              0.137            0.136
Net realized and unrealized gain on investments.............       0.818              1.427            0.964
                                                                 -------            -------          -------
Total from investment operations............................       0.897              1.564            1.100
                                                                 -------            -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................          --             (0.135)              --
Net realized gain on investments............................          --             (0.001)              --
                                                                 -------            -------          -------
Total dividends and distributions...........................          --             (0.136)              --
                                                                 -------            -------          -------

Net asset value, end of period..............................     $13.425            $12.528          $11.100
                                                                 =======            =======          =======

Total return(4).............................................       7.16%             14.14%           11.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................     $65,439            $36,657          $11,426
Ratio of expenses to average net assets(5)..................       0.25%              0.30%            0.30%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly(5)............................        0.30%              0.36%            0.79%
Ratio of net investment income to average net assets........       1.23%              1.16%            1.88%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly................        1.18%              1.10%            1.39%
Portfolio turnover..........................................         73%                27%              10%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes


               LVIP Wilshire Moderately Aggressive Profile Fund-6

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                 LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE
                                                                             FUND SERVICE CLASS
                                                                SIX MONTHS
                                                                  ENDED              YEAR           5/3/05(2)
                                                                 6/30/071            ENDED              TO
                                                               (UNAUDITED)         12/31/06          12/31/05
                                                               ----------------------------------------------


Net asset value, beginning of period........................     $ 12.520          $ 11.081          $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................        0.063             0.107            0.118
Net realized and unrealized gain on investments.............        0.818             1.424            0.963
                                                                 --------          --------          -------
Total from investment operations............................        0.881             1.531            1.081
                                                                 --------          --------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................           --            (0.091)              --
Net realized gain on investments............................           --            (0.001)              --
                                                                 --------          --------          -------
Total dividends and distributions...........................           --            (0.092)              --
                                                                 --------          --------          -------

Net asset value, end of period..............................     $ 13.401          $ 12.520          $11.081
                                                                 ========          ========          =======

Total return(4).............................................        7.04%            13.85%           10.81%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................     $386,199          $262,977          $65,456
Ratio of expenses to average net assets(5)..................        0.50%             0.55%            0.55%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly(5)............................         0.55%             0.61%            1.04%
Ratio of net investment income to average net assets........        0.98%             0.91%            1.63%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly................         0.93%             0.85%            1.14%
Portfolio turnover..........................................          73%               27%              10%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes



               LVIP Wilshire Moderately Aggressive Profile Fund-7

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Wilshire Moderately Aggressive Profile Fund (formerly the Moderately Aggressive Profile Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Fund will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation (LIA), or non-affiliated funds from a select group of investment management firms (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund's investment objective is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all Funds of the Trust are allocated to each Fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
LIA is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund.

Prior to April 30, 2007, DMC, an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate.

LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.25% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.


               LVIP Wilshire Moderately Aggressive Profile Fund-8

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)





2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


Wilshire Associates, Inc. (the 'Sub-Advisor') is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor a fee based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund (the "Funds"), as follows: 0.08% for the first $500 million of the Funds' average daily net assets, 0.06% over $500 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion. Prior to April 30, 2007, the sub-advisory fee was the following: 0.10% for the first $250 million of the Funds' average daily net assets, 0.06% over $250 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC an annual fee of $43,000.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $7,567 and $4,632, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIA, Dreyfus and Fidelity Investments serve as the investment managers for the Underlying Funds.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA.............   $73,051
Accounting and Administration Fees Payable
  to DSC...................................     7,167
Administration Fees Payable to Lincoln
  Life.....................................     1,632
Distribution Fees Payable to the Lincoln
  Financial Distributors, Inc. ............    76,426


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $266,891,190 and sales of $134,191,476 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $423,635,642. At June 30, 2007, net unrealized appreciation was $30,510,294 of which $31,154,609 related to unrealized appreciation of investments and $644,315 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows:


                                             YEAR
                                             ENDED
                                           12/31/06
                                          ----------


Ordinary income........................   $1,867,244





               LVIP Wilshire Moderately Aggressive Profile Fund-9

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:



Shares of beneficial interest........   $399,623,383
Undistributed ordinary income........      8,606,324
Realized gains 1/1/07-6/30/07........     12,897,933
Unrealized appreciation of
  investments........................     30,510,294
                                        ------------
Net assets...........................   $451,637,934
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from underlying investments, consent dividends and pass-through consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED
    INCOME         GAIN (LOSS)
--------------    ------------


  $2,434,058      $(2,434,058)


6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............     2,282,772          2,145,026
 Service Class..............     9,499,832         17,801,431
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --             26,035
 Service Class..............            --             29,116
                                ----------         ----------
                                11,782,604         20,101,608
                                ----------         ----------
Shares repurchased:
 Standard Class.............      (334,510)          (274,342)
 Service Class..............    (1,684,501)        (2,833,277)
                                ----------         ----------
                                (2,019,011)        (3,107,619)
                                ----------         ----------
Net increase.................    9,763,593         16,993,989
                                ==========         ==========



7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


               LVIP Wilshire Moderately Aggressive Profile Fund-10

LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Wilshire Moderately Aggressive Profile Fund (formerly the Moderately Aggressive Profile Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                       OUTSTANDING        TOTAL       PERCENT      PERCENT      PERCENT
                                                          SHARES          VOTED         FOR*      AGAINST*     ABSTAIN*
                                                       -----------     ----------     -------     --------     --------


1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
  Kelly D. Clevenger..............................      23,281,646     22,971,704      97.87%       0.81%        0.00%
  Michael D. Coughlin.............................      23,281,646     22,971,704      97.87%       0.81%        0.00%
  Nancy L. Frisby.................................      23,281,646     22,971,704      98.09%       0.59%        0.00%
  Elizabeth S. Hager..............................      23,281,646     22,971,704      97.75%       0.93%        0.00%
  Gary D. Lemon...................................      23,281,646     22,971,704      98.11%       0.57%        0.00%
  Thomas D. Rath..................................      23,281,646     22,971,704      97.89%       0.79%        0.00%
  Kenneth G. Stella...............................      23,281,646     22,971,704      97.87%       0.81%        0.00%
  David J. Windley................................      23,281,646     22,971,704      98.11%       0.57%        0.00%

2. The approval of a new investment management agreement between the Lincoln Variable
   Insurance Products Trust and Lincoln Investment
   Advisory Corporation (formerly Jefferson Pilot
   Investment Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln National Corporation.

  LVIP Wilshire Moderately Aggressive Profile
     Fund.........................................      23,281,646     22,971,704      91.35%       0.71%        6.62%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

  For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.




               LVIP Wilshire Moderately Aggressive Profile Fund-11

                                                WILSHIRE AGGRESSIVE PROFILE FUND

                                 [WILSHIRE LOGO]

                            LVIP Wilshire Aggressive
                              Profile Fund
                              a series of Lincoln Variable
                              Insurance Products Trust
                            Semiannual Report
                            June 30, 2007





                                           LVIP WILSHIRE AGGRESSIVE PROFILE FUND


                                              (FORMERLY AGGRESSIVE PROFILE FUND)

LVIP WILSHIRE AGGRESSIVE PROFILE FUND

INDEX






DISCLOSURE OF FUND EXPENSES                                                1

SECTOR ALLOCATION                                                          2

STATEMENT OF NET ASSETS                                                    3

STATEMENT OF ASSETS AND LIABILITIES                                        4

STATEMENT OF OPERATIONS                                                    5

STATEMENTS OF CHANGES IN NET ASSETS                                        5

FINANCIAL HIGHLIGHTS                                                       6

NOTES TO FINANCIAL STATEMENTS                                              8

OTHER FUND INFORMATION                                                    11


LVIP WILSHIRE AGGRESSIVE PROFILE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

The shareholders of the Fund are limited to insurance company separate accounts that own shares of the Fund for the benefit of investors who purchase the insurance company's variable annuity or variable life contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account's cost of owning shares of the Fund. The ongoing Fund costs incurred by the beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL
Standard Class Shares  $1,000.00    $1,085.60       0.25%         $1.29
Service Class Shares    1,000.00     1,084.20       0.50%          2.58
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Standard Class Shares  $1,000.00    $1,023.55       0.25%         $1.25
Service Class Shares    1,000.00     1,022.32       0.50%          2.51
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

  The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment above does not reflect the expenses of the underlying funds.


                     LVIP Wilshire Aggressive Profile Fund-1

LVIP WILSHIRE AGGRESSIVE PROFILE FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2007



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

AFFILIATED INVESTMENT COMPANIES                95.90%
-------------------------------------------------------
Equity Funds                                   61.39%
International Funds                            34.51%
-------------------------------------------------------
UNAFFILIATED INVESTMENT COMPANY                 4.05%
-------------------------------------------------------
SHORT-TERM INVESTMENT                           0.30%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     100.25%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (0.25%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------





                     LVIP Wilshire Aggressive Profile Fund-2

LVIP WILSHIRE AGGRESSIVE PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                     NUMBER OF        VALUE
                                       SHARES       (U.S. $)


     AFFILIATED INVESTMENT COMPANIES-95.90%
     EQUITY FUNDS-61.39%
  *  Delaware VIP Trust-
      Delaware VIP Small Cap
      Value Series...............       72,154    $ $2,382,528
     +Delaware VIP U.S. Growth
      Series.....................    1,750,429      14,493,551
      Delaware VIP Value Series..      707,445      16,688,637
  *  Lincoln Variable Insurance Products Trust-
      Baron Growth Opportunities
      Fund.......................       78,235       2,415,833
      Janus Capital Appreciation
      Fund.......................      277,626       6,046,685
      MFS Value Fund.............      534,196      14,310,050
      Mid-Cap Value Fund.........      287,415       4,821,954
      T. Rowe Price Growth Stock
      Fund.......................      723,963      13,247,069
                                                  ------------
                                                    74,406,307

                                                  ------------
     INTERNATIONAL FUNDS-34.51%
  *  Delaware VIP Trust-
      Delaware VIP Emerging
      Markets Series.............      527,162      12,799,501
  *  Lincoln Variable Insurance Products Trust-
     +Cohen & Steers Global Real
      Estate Fund................      249,508       2,257,794
  *  Lincoln Variable Insurance Products Trust
      Marsico International
      Growth Fund................      823,696      13,395,765
      Mondrian International
      Value Fund.................      534,125      13,368,626
                                                  ------------
                                                    41,821,686
                                                  ------------
     TOTAL AFFILIATED INVESTMENT
      COMPANIES
      (COST $104,065,790)........                  116,227,993
                                                  ------------

     UNAFFILIATED INVESTMENT COMPANY-4.05%
     EQUITY FUNDS-4.05%
 **  Fidelity Variable Insurance
      Products- Mid Cap
      Portfolio..................      138,965       4,905,461
                                                  ------------
     TOTAL UNAFFILIATED INVESTMENT
      COMPANY (COST $4,825,768)..                    4,905,461
                                                  ------------

     SHORT-TERM INVESTMENT-0.30%
     MONEY MARKET INSTRUMENT-0.30%
     Dreyfus Cash Management
      Fund.......................      363,887         363,887
                                                  ------------
     TOTAL SHORT-TERM INVESTMENT
      (COST $363,887)............                      363,887
                                                  ------------








TOTAL VALUE OF SECURITIES-100.25% (COST $109,255,445).................    121,497,341
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.25%)...............       (305,029)
                                                                         ------------
NET ASSETS APPLICABLE TO 8,500,176 SHARES OUTSTANDING-100.00%.........   $121,192,312
                                                                         ============
NET ASSET VALUE-LVIP WILSHIRE AGGRESSIVE PROFILE FUND STANDARD CLASS
  ($27,779,463 / 1,945,530 SHARES)....................................        $14.279
                                                                              =======
NET ASSET VALUE-LVIP WILSHIRE AGGRESSIVE PROFILE FUND SERVICE CLASS
  ($93,412,849 / 6,554,646 SHARES)....................................        $14.251
                                                                              =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization-no par)........   $104,651,804
Undistributed net investment income...................................        813,396
Accumulated net realized gain on investments..........................      3,485,216
Net unrealized appreciation of investments............................     12,241,896
                                                                         ------------
Total net assets......................................................   $121,192,312
                                                                         ============





----------
*  Standard Class Shares

**Institutional Class Shares

+ Non-income producing security for the period ended June 30, 2007.

                             See accompanying notes



                     LVIP Wilshire Aggressive Profile Fund-3

LVIP WILSHIRE AGGRESSIVE PROFILE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)




ASSETS:
Investments in affiliated investment companies, at market....................    $116,227,993
Investments in unaffiliated investment companies, at market..................       5,269,348
Cash.........................................................................             707
Subscriptions receivable.....................................................         141,528
Interest receivable..........................................................             104
                                                                                 ------------
Total assets.................................................................     121,639,680
                                                                                 ------------

LIABILITIES:
Payable for securities purchased.............................................         369,942
Liquidations payable.........................................................          12,437
Due to manager and affiliates................................................          42,285
Accrued expenses payable.....................................................          22,704
                                                                                 ------------
Total liabilities............................................................         447,368
                                                                                 ------------

TOTAL NET ASSETS.............................................................    $121,192,312
                                                                                 ============
Investments in affiliated investment companies, at cost......................    $104,065,790
                                                                                 ------------
Investments in unaffiliated investment companies, at cost....................    $  5,189,655
                                                                                 ------------





                             See accompanying notes



                     LVIP Wilshire Aggressive Profile Fund-4

LVIP WILSHIRE AGGRESSIVE PROFILE FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)










INVESTMENT INCOME:
Dividends from affiliated investment
 companies...........................    $  438,891
Dividends from unaffiliated investment
 companies...........................         8,125
                                         ----------
                                            447,016
                                         ----------
EXPENSES:
Management fees.......................      123,551
Distribution expenses-Service Class...       96,262
Accounting and administration
 expenses............................        25,087
Professional fees.....................       19,330
Custodian fees........................        8,327
Reports and statements to
 shareholders........................         4,925
Trustees' fees........................          895
Other.................................        4,347
                                         ----------
                                            282,724
Less expenses waived..................      (62,911)
                                         ----------
Total operating expenses..............      219,813
                                         ----------

NET INVESTMENT INCOME.................      227,203
                                         ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain distributions from
 affiliated investment companies.....     1,414,142
Net realized gain from sale of
 investments in affiliated investment
 companies...........................     2,610,582
Net realized loss from sale of
 investments in unaffiliated
 investment companies................          (164)
                                         ----------
Net realized gain on investments......    4,024,560
Net change in unrealized
 appreciation/depreciation of
 investments.........................     3,908,826
                                         ----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS.........................     7,933,386
                                         ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................    $8,160,589
                                         ==========




                             See accompanying notes


LVIP WILSHIRE AGGRESSIVE PROFILE FUND
STATEMENTS OF CHANGES IN NET ASSETS




                                 SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07         ENDED
                                 (UNAUDITED)     12/31/06
                                ------------   ------------


INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income........   $    227,203   $    191,950
Net realized gain on
 investments................       4,024,560        525,272
Net change in unrealized
 appreciation/depreciation
 of investments.............       3,908,826      7,480,576
                                ------------   ------------
Net increase in net assets
 resulting from operations..       8,160,589      8,197,798
                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.............              --       (107,554)
 Service Class..............              --       (269,674)
Net realized gain on
 investments:
 Standard Class.............              --           (439)
 Service Class..............              --         (1,811)
                                ------------   ------------
                                          --       (379,478)
                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............      13,284,751     12,536,885
 Service Class..............      33,146,544     48,588,469
Net asset value of shares
 issued upon reinvestment of
 dividends and
 distributions:
 Standard Class.............              --        107,993
 Service Class..............              --        271,484
                                ------------   ------------
                                  46,431,295     61,504,831
                                ------------   ------------
Cost of shares repurchased:
 Standard Class.............      (2,417,394)    (3,303,225)
 Service Class..............      (8,409,222)   (11,654,898)
                                ------------   ------------
                                 (10,826,616)   (14,958,123)
                                ------------   ------------
Increase in net assets
 derived from capital share
 transactions...............      35,604,679     46,546,708
                                ------------   ------------
NET INCREASE IN NET ASSETS...     43,765,268     54,365,028

NET ASSETS:
Beginning of period..........     77,427,044     23,062,016
                                ------------   ------------
End of period (including
 undistributed net
 investment income of
 $813,396 and $73,058,
 respectively)..............    $121,192,312   $ 77,427,044
                                ============   ============




                             See accompanying notes



                     LVIP Wilshire Aggressive Profile Fund-5

LVIP WILSHIRE AGGRESSIVE PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                      LVIP WILSHIRE AGGRESSIVE PROFILE FUND
                                                                                 STANDARD CLASS
                                                             SIX MONTHS
                                                               ENDED                   YEAR                5/3/05(2)
                                                              6/30/071                 ENDED                   TO
                                                            (UNAUDITED)              12/31/06               12/31/05
                                                            --------------------------------------------------------


Net asset value, beginning of period.....................     $13.153                 $11.392               $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3).................................       0.044                   0.069                 0.055
Net realized and unrealized gain on investments..........       1.082                   1.809                 1.337
                                                              -------                 -------               -------

Total from investment operations.........................       1.126                   1.878                 1.392
                                                              -------                 -------               -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income....................................          --                  (0.116)                   --
Net realized gain on investments.........................          --                  (0.001)                   --
                                                              -------                 -------               -------
Total dividends and distributions........................          --                  (0.117)                   --
                                                              -------                 -------               -------
Net asset value, end of period...........................     $14.279                 $13.153               $11.392
                                                              =======                 =======               =======

Total return(4)..........................................       8.56%                  16.54%                13.92%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..................     $27,779                 $15,102               $ 4,280
Ratio of expenses to average net assets(5)...............       0.25%                   0.30%                 0.30%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(5)..................        0.38%                   0.61%                 1.91%
Ratio of net investment income to average net assets.....       0.65%                   0.57%                 0.75%
Ratio of net investment income (loss) to average net
 assets prior to fees waived and expense paid
 indirectly.............................................        0.52%                   0.26%                (0.86%)
Portfolio turnover.......................................         84%                     40%                   15%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes


                     LVIP Wilshire Aggressive Profile Fund-6

LVIP WILSHIRE AGGRESSIVE PROFILE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                               LVIP WILSHIRE AGGRESSIVE PROFILE FUND SERVICE CLASS
                                                             SIX MONTHS
                                                               ENDED                   YEAR                5/3/05(2)
                                                              6/30/071                 ENDED                   TO
                                                            (UNAUDITED)              12/31/06               12/31/05
                                                            --------------------------------------------------------


Net asset value, beginning of period.....................     $13.144                 $11.372               $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3).................................       0.027                   0.039                 0.036
Net realized and unrealized gain on investments..........       1.080                   1.805                 1.336
                                                              -------                 -------               -------

Total from investment operations.........................       1.107                   1.844                 1.372
                                                              -------                 -------               -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income....................................          --                  (0.071)                   --
Net realized gain on investments.........................          --                  (0.001)                   --
                                                              -------                 -------               -------
Total dividends and distributions........................          --                  (0.072)                   --
                                                              -------                 -------               -------

Net asset value, end of period...........................     $14.251                 $13.144               $11.372
                                                              =======                 =======               =======

Total return(4)..........................................       8.42%                  16.25%                13.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..................     $93,413                 $62,325               $18,782
Ratio of expenses to average net assets(5)...............       0.50%                   0.55%                 0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(5)..................        0.63%                   0.86%                 2.16%
Ratio of net investment income to average net assets.....       0.40%                   0.32%                 0.50%
Ratio of net investment income (loss) to average net
 assets prior to fees waived and expense paid
 indirectly.............................................        0.27%                   0.01%                (1.11%)
Portfolio turnover.......................................         84%                     40%                   15%



----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes


                     LVIP Wilshire Aggressive Profile Fund-7

LVIP WILSHIRE AGGRESSIVE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Lincoln Variable Insurance Products Trust ("LVIP" and the "Trust") is organized as a Delaware statutory trust and consists of 31 series. These financial statements and the related notes pertain to the LVIP Wilshire Aggressive Profile Fund (formerly the Aggressive Profile Fund) (the "Fund"). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Fund will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation (LIA), or non-affiliated funds from a select group of investment management firms (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund's investment objective is long-term growth of capital. Current income is not a consideration.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all Funds of the Trust are allocated to each Fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2007.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
LIA is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. LIA is a registered investment advisor and wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, LIA receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund.

Prior to April 30, 2007, DMC, an indirect subsidiary of LNC, acted as the Fund's investment advisor and was compensated according to the same advisory fee rate.


                     LVIP Wilshire Aggressive Profile Fund-8

LVIP WILSHIRE AGGRESSIVE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


LIA has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.25% of average daily net assets. The agreement will continue at least through April 30, 2008, and renews automatically for one-year terms unless LIA provides written notice of termination to the Fund.

Wilshire Associates, Inc. (the 'Sub-Advisor') is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIA, not the Fund, pays the Sub-Advisor a fee based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund (the "Funds"), as follows: 0.08% for the first $500 million of the Funds' average daily net assets, 0.06% over $500 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion. Prior to April 30, 2007, the sub-advisory fee was the following: 0.10% for the first $250 million of the Funds' average daily net assets, 0.06% over $250 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion.

Delaware Service Company, Inc. (DSC), an indirect subsidiary of LNC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC an annual fee of $43,000.

Pursuant to an Administration Agreement, Lincoln Life, a wholly-owned subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay Lincoln Life $553,000 for the year ended December 31, 2007, which is allocated to the funds based on average net assets. In addition, the cost of certain support services, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2007, fees for administrative and legal services amounted to $2,018 and $1,569, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIA, Dreyfus and Fidelity Investments serve as the investment managers for the Underlying Funds.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:



Management Fees Payable to LIA..........   $15,914
Accounting and Administration Fees
  Payable to DSC........................     7,167
Administration Fees Payable to Lincoln
  Life..................................       440
Distribution Fees Payable to Lincoln
  Financial Distributors, Inc. .........    18,764


Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2007, the Fund made purchases of $77,945,671 and sales of $41,252,106 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $111,174,244. At June 30, 2007, net unrealized appreciation was $10,323,097 of which $10,492,343 related to unrealized appreciation of investments and $169,246 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2007. The tax character of dividends and distributions paid during the year ended December 31, 2006 was as follows.


                                            YEAR
                                            ENDED
                                          12/31/06
                                          --------


Ordinary income........................   $379,478




                     LVIP Wilshire Aggressive Profile Fund-9

LVIP WILSHIRE AGGRESSIVE PROFILE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)


In addition, the Fund declared an ordinary income consent dividend of $307,329 for the year ended December 31, 2006. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5. COMPONENTS OF NET ASSETS ON A TAX BASIS
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:




Shares of beneficial interest........   $104,651,804
Undistributed ordinary income........      1,811,424
Realized gains 1/1/07-6/30/07........      4,405,987
Unrealized appreciation of
  investments........................     10,323,097
                                        ------------
Net assets...........................   $121,192,312
                                        ============



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from underlying investments, consent dividends and pass-through consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:


 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED     PAID-IN
    INCOME         GAIN (LOSS)     CAPITAL
--------------    ------------    --------


   $513,135        $(820,464)     $307,329




6. CAPITAL SHARES
Transactions in capital shares were as follows:


                                SIX MONTHS            YEAR
                                   ENDED              ENDED
                                  6/30/07           12/31/06
                                ----------         ----------


Shares sold:
 Standard Class.............       974,957          1,035,068
 Service Class..............     2,426,930          4,027,756
Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class.............            --              8,710
 Service Class..............            --             21,984
                                 ---------         ----------
                                 3,401,887          5,093,518
                                 ---------         ----------
Shares repurchased:
 Standard Class.............      (177,624)          (271,320)
 Service Class..............      (613,813)          (959,751)
                                 ---------         ----------
                                  (791,437)        (1,231,071)
                                 ---------         ----------
Net increase.................    2,610,450          3,862,447
                                 =========         ==========





7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


                    LVIP Wilshire Aggressive Profile Fund-10

LVIP WILSHIRE AGGRESSIVE PROFILE FUND
OTHER FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The LVIP Wilshire Aggressive Profile Fund (formerly the Aggressive Profile Fund) shareholders voted on the following proposals at the special meeting of shareholders on April 5, 2007. The resulting votes are presented below:


                                                        OUTSTANDING       TOTAL       PERCENT     PERCENT      PERCENT
                                                           SHARES         VOTED         FOR*      AGAINST     ABSTAIN*
                                                        -----------     ---------     -------     -------     --------



1. To elect a Board of Trustees of the Lincoln
   Variable Insurance Products Trust. The nominees
   for election to the Board of Trustees were as
   follows:
  Kelly D. Clevenger...............................      5,785,032      5,662,390      97.45%       0.43%       0.00%
  Michael D. Coughlin..............................      5,785,032      5,662,390      97.22%       0.66%       0.00%
  Nancy L. Frisby..................................      5,785,032      5,662,390      97.14%       0.74%       0.00%
  Elizabeth S. Hager...............................      5,785,032      5,662,390      96.25%       1.63%       0.00%
  Gary D. Lemon....................................      5,785,032      5,662,390      97.49%       0.39%       0.00%
  Thomas D. Rath...................................      5,785,032      5,662,390      97.26%       0.62%       0.00%
  Kenneth G. Stella................................      5,785,032      5,662,390      97.40%       0.48%       0.00%
  David J. Windley.................................      5,785,032      5,662,390      97.45%       0.43%       0.00%

2. The approval of a new investment management agreement between the Lincoln Variable Insurance
   Products Trust and Lincoln Investment Advisory
   Corporation (formerly Jefferson Pilot Investment
   Advisory Corporation), a registered investment adviser and wholly owned subsidiary of Lincoln
   National Corporation.

  LVIP Wilshire Aggressive Profile Fund............      5,785,032      5,662,390      95.08%       2.02%       0.78%



----------
* Amounts shown are percentages of outstanding shares on the record date rather than percentages of shares voted.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                    LVIP Wilshire Aggressive Profile Fund-11

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a) Audit Fees

Not Applicable.

(b) Audit-Related Fees

Not Applicable.

(c) Tax Fees

Not Applicable.

(d) All Other Fees

Not Applicable.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

Not Applicable.

(h) Principal Accountant's Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST (REGISTRANT)

         /s/ Kelly D. Clevenger
         ----------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
         ----------------------
         Kelly D. Clevenger
         Chairman of the Board and President
         (Signature and Title)

Date: August 27, 2007

By       /s/ William P. Flory
         --------------------
         William P. Flory
         Chief Accounting Officer
         (Signature and Title)

Date: August 27, 2007